                                                  -----------------------------
                                                          OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:  3235-0570
                                                  Expires:  August 31, 2010
                                                  Estimated average burden
                                                  hours per response:  18.9
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                             811 - 02729
      --------------------------------------------------------------------------

                          Short-Term Investments Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


               11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


Karen Dunn Kelley           11 Greenway Plaza, Suite 100   Houston, Texas  77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:       (713) 626 - 1919
                                                    ----------------------------

Date of fiscal year end:        8/31
                        ----------------------

Date of reporting period:     2/29/08
                         ---------------------

Item 1. Reports to Stockholders.

[Invesco Aim LOGO]   CASH MANAGEMENT CLASS
- SERVICE MARK -     SHORT-TERM INVESTMENTS TRUST (STIT)
                     Liquid Assets Portfolio
                     STIC Prime Portfolio
                     Treasury Portfolio
                     Government & Agency Portfolio
                     Government TaxAdvantage Portfolio

                     Semiannual Report to Shareholders   February 29, 2008

                          [MOUNTAIN GRAPHIC]

AIM Investments became    2    Fund data
INVESCO AIM               2    Fund composition by maturity
on March 31, 2008.        3    Letter to shareholders
                          4    Schedule of investments
For more details, go to   21   Financial statements
INVESCOAIM.COM            27   Notes to financial statements
                          36   Financial highlights
                          40   Fund expenses

Unless otherwise stated, information presented in this report is as of February 29, 2008, and is based on total net assets. Unless otherwise stated, all data provided by Invesco Aim.

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

FUND DATA

CASH MANAGEMENT CLASS DATA AS OF 2/29/08

FUND                                             WEIGHTED AVERAGE MATURITY
                                 YIELDS         ---------------------------
                          -------------------   RANGE DURING   AT REPORTING
                            7-DAY     MONTHLY     REPORTING       PERIOD
                          SEC YIELD    YIELD       PERIOD           END       TOTAL NET ASSETS
-----------------------   ---------   -------   ------------   ------------   ----------------
Liquid Assets               3.55%      3.70%     28-50 days       50 days     $  2.82 billion
STIC Prime                  3.15       3.32      14-23 days       21 days        1.62 billion
Treasury                    2.39       2.57      14-47 days       29 days        4.74 billion
Government & Agency         3.12       3.32      28-56 days       56 days      951.50 million
Government TaxAdvantage     2.76       2.89      17-44 days       40 days       47.47 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invescoaim.com for the most recent month-end performance. Investment return will vary. Monthly yield represents annualized results for the period, net of fees and expenses, and excludes any realized capital gains or losses. Had the advisor and distributor not waived certain fees and/or reimbursed certain expenses, performance would have been lower. Based on the waiver rate in the current Fund prospectus had the advisor and/or distributor not waived fees and/or reimbursed expenses, the unsubsidized 7-day SEC yield would have been 3.47%, 3.06%, 2.30%, 3.07% and 2.56% for the Liquid Assets, STIC Prime, Treasury, Government & Agency and Government TaxAdvantage Portfolios, respectively. The 7-day unsubsidized SEC yield is determined by subtracting the fee waivers and/or expense reimbursements from the 7-day SEC yield.

FUND COMPOSITION BY MATURITY

IN DAYS, AS OF 2/29/08

                           LIQUID                  GOVERNMENT    GOVERNMENT
                           ASSETS      TREASURY     & AGENCY    TAXADVANTAGE
                         PORTFOLIO*   PORTFOLIO   PORTFOLIO**    PORTFOLIO**
                         ----------   ---------   -----------   ------------
1-7                         35.3%       71.5%        59.8%          43.7%
8-30                        15.5         4.8          7.7           32.1
31-90                       36.5         8.2         16.8           15.4
91-180                      11.9        15.5          6.3            3.6
181+                         0.8         0.0          9.4            5.2

IN DAYS, AS OF 2/29/08

STIC PRIME PORTFOLIO

1-7     40.6%
8-14    13.1
15-21    8.6
22-28   11.8
29-35    4.5
36-42    9.9
43-60   11.5

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

* The Fund may invest in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

** Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


2 SHORT-TERM INVESTMENTS TRUST

[CROCKETT PHOTO]

Bruce Crockett

Dear Fellow AIM Fund Shareholders:

Communication is always important and even more so in times of market volatility. On behalf of your Board of Trustees, I intend to keep you informed on events relating to the governance of Invesco Aim's money market funds and institutional cash management portfolios and to assure you that the Board supports management's continuing investment discipline focused on the highest credit quality consistent with safety, liquidity and yield. At the same time, improved performance, reduced shareholder costs and high ethical standards remain key areas of focus for your Board.

     Your Board's membership and standing committees have changed a bit recently. Ruth Quigley retired from Board service at the end of 2007, after serving since 1998, and we thank her for her many contributions. Larry Soll has assumed Ruth's place as a vice chair of the Investments Committee. The Valuation Committee, formerly chaired by Ruth, has been reorganized and has taken on additional responsibilities as the Valuation, Distribution and Proxy Oversight Committee under the chairmanship of Carl Frischling. The elevation of proxy oversight to standing committee status responds to suggestions from shareholders. In addition, Prema Mathai-Davis assumed my seat on the Governance Committee, and I moved to the Audit Committee in a normal rotation of duties.

     Your interests are our first priority and for that reason we want to maintain a two-way channel of communication with you. The value of this communication between the Board and shareholders of the AIM Funds has been noted within and beyond the Invesco Aim community. Morningstar, the mutual fund tracking company, has commented favorably on communications between the Board of Trustees of the AIM Funds and their shareholders in its fall 2007 update of fund stewardship grades, where Invesco Aim was one of fewer than 10 fund boards to get an A for board quality, according to BoardIQ (11/13/07). If you have comments or questions about any areas relating to fund governance, I encourage you to contact me by email at bruce@brucecrockett.com.

     Your Board looks forward to keeping you informed about your funds and to another year of diligent governance on your behalf.

Sincerely,


/s/ Bruce L. Crockett
-------------------------------------
Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

April 16, 2008


3 SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO
SCHEDULE OF INVESTMENTS

February 29, 2008
(Unaudited)





                                                          PRINCIPAL
                                                           AMOUNT
                                            MATURITY        (000)           VALUE
--------------------------------------------------------------------------------------

COMMERCIAL PAPER-36.11%(A)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/LEASES-7.74%

Amstel Funding Corp.
  3.10%(b)(c)                               05/06/08      $100,000     $    99,431,667
--------------------------------------------------------------------------------------
  3.13%(b)(c)                               05/21/08       100,000          99,295,750
--------------------------------------------------------------------------------------
  3.16%(b)(c)                               05/21/08       130,000         129,075,700
--------------------------------------------------------------------------------------
  3.17%(b)(c)                               05/08/08       100,000          99,401,222
--------------------------------------------------------------------------------------
  3.18%(b)(c)                               05/22/08       124,500         123,599,623
--------------------------------------------------------------------------------------
  3.28%(b)(c)                               03/20/08       100,000          99,826,889
--------------------------------------------------------------------------------------
  3.35%(b)(c)                               04/21/08       100,000          99,525,417
--------------------------------------------------------------------------------------
  3.61%(b)(c)                               04/21/08       100,000          99,488,583
--------------------------------------------------------------------------------------
  4.65%(b)(c)                               03/12/08       100,000          99,857,917
--------------------------------------------------------------------------------------
  4.69%(b)(c)                               04/04/08       175,000         174,224,847
--------------------------------------------------------------------------------------
Atlantis One Funding Corp.
  3.10%(b)(c)                               05/08/08       150,000         149,121,667
--------------------------------------------------------------------------------------
  3.10%(b)(c)                               05/16/08       100,000          99,345,555
--------------------------------------------------------------------------------------
  3.14%(b)(c)                               06/03/08        30,000          29,754,033
--------------------------------------------------------------------------------------
  3.15%(b)(c)                               05/30/08        50,000          49,606,250
--------------------------------------------------------------------------------------
  3.17%(b)(c)                               05/30/08       100,000          99,207,500
--------------------------------------------------------------------------------------
  3.20%(b)(c)                               04/24/08       100,000          99,520,000
--------------------------------------------------------------------------------------
  4.63%(b)(c)                               04/02/08       150,000         149,382,667
--------------------------------------------------------------------------------------
Fountain Square Commercial Funding Corp.
  4.70%(b)                                  04/04/08        50,000          49,778,055
--------------------------------------------------------------------------------------
  5.65%(b)                                  03/19/08       100,000          99,717,500
======================================================================================
                                                                         1,949,160,842
======================================================================================


ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-0.20%

Thunder Bay Funding, LLC 3.10%(b)           06/02/08        50,000          49,608,194
======================================================================================


ASSET-BACKED SECURITIES-FULLY BACKED-1.14%

Curzon Funding Ltd./LLC (CEP-American
  International Group, Inc.)
  3.20%(b)                                  04/09/08        15,000          14,948,000
--------------------------------------------------------------------------------------
  3.40%(b)                                  03/28/08        23,000          22,941,350
--------------------------------------------------------------------------------------
LMA Americas LLC (CEP-Credit Agricole
  S.A.) 3.30%(b)(c)                         03/17/08       250,000         249,633,333
======================================================================================
                                                                           287,522,683
======================================================================================


ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-6.00%

Concord Minutemen Capital Co.,
  LLC-Series A (Multi CEP's-Liberty
  Hampshire Co., LLC; agent)
  3.30%(b)                                  03/12/08        35,000          34,964,708
--------------------------------------------------------------------------------------
  3.31%(b)                                  05/16/08       120,000         119,161,467
--------------------------------------------------------------------------------------
  3.32%(b)                                  05/16/08        75,000          74,474,333
--------------------------------------------------------------------------------------
  3.40%(b)                                  05/12/08        49,903          49,563,659
--------------------------------------------------------------------------------------
  5.78%(b)                                  03/14/08        50,000          49,895,639
--------------------------------------------------------------------------------------
Crown Point Capital Co., LLC-Series A
  (Multi CEP's-Liberty Hampshire Co.,
  LLC; agent)
  3.23%(b)                                  05/09/08       100,000          99,380,917
--------------------------------------------------------------------------------------
  3.40%(b)                                  07/22/08        50,873          50,185,932
--------------------------------------------------------------------------------------
  5.35%(b)                                  04/03/08        50,000          49,754,792
--------------------------------------------------------------------------------------
  5.35%(b)                                  05/16/08       100,000          98,870,555
--------------------------------------------------------------------------------------
  5.75%(b)                                  03/14/08       100,000          99,792,361
--------------------------------------------------------------------------------------
Gotham Funding Corp. 3.27%(b)(c)            04/23/08        50,000          49,759,660
--------------------------------------------------------------------------------------
Kitty Hawk Funding Corp. 4.55%(b)           03/19/08        80,000          79,818,000
--------------------------------------------------------------------------------------
Legacy Capital Co., LLC-Series A (Multi
  CEP's-Liberty Hampshire Co., LLC;
  agent)
  3.40%(b)                                  07/22/08       101,746         100,371,864
--------------------------------------------------------------------------------------
  3.42%(b)                                  05/19/08        24,002          23,821,865
--------------------------------------------------------------------------------------
  6.00%(b)                                  03/10/08       125,000         124,812,500
--------------------------------------------------------------------------------------
Lexington Parker Capital Co., LLC
  3.15%(b)                                  08/22/08       101,585         100,038,368
--------------------------------------------------------------------------------------
  3.42%(b)                                  05/09/08        85,000          84,442,825
--------------------------------------------------------------------------------------
  3.45%(b)                                  04/25/08       125,000         124,341,146
--------------------------------------------------------------------------------------
  5.35%(b)                                  04/14/08       100,000          99,346,111
======================================================================================
                                                                         1,512,796,702
======================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-8.61%

Atlantic Asset Securitization LLC
  3.10%(b)                                  05/16/08       199,500         198,194,383
--------------------------------------------------------------------------------------
  3.28%(b)                                  03/17/08       100,000          99,854,222
--------------------------------------------------------------------------------------
Barton Capital LLC
  3.30%(b)                                  04/04/08        75,000          74,766,250
--------------------------------------------------------------------------------------
  3.30%(b)                                  04/11/08        95,659          95,299,482
--------------------------------------------------------------------------------------
Charta LLC
  5.25%(b)                                  03/07/08       100,000          99,912,500
--------------------------------------------------------------------------------------
Clipper Receivables Co., LLC
  3.30%(b)                                  03/04/08       120,000         119,967,000
--------------------------------------------------------------------------------------
  3.35%(b)                                  03/03/08        80,000          79,985,111
--------------------------------------------------------------------------------------
CRC Funding LLC
  5.20%(b)                                  03/14/08       100,000          99,812,222
--------------------------------------------------------------------------------------
  5.27%(b)                                  03/12/08       175,000         174,718,201
--------------------------------------------------------------------------------------

4          SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                           AMOUNT
                                            MATURITY        (000)           VALUE
--------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Fairway Finance Co., LLC
  3.25%(b)                                  04/25/08      $ 50,000     $    49,751,736
--------------------------------------------------------------------------------------
  3.29%(b)                                  04/25/08        50,000          49,748,681
--------------------------------------------------------------------------------------
  3.36%(b)                                  03/20/08       150,000         149,734,000
--------------------------------------------------------------------------------------
Gemini Securitization Corp., LLC
  3.15%(b)                                  05/27/08        75,605          75,029,457
--------------------------------------------------------------------------------------
  3.17%(b)                                  04/28/08        70,000          69,642,495
--------------------------------------------------------------------------------------
  5.52%(b)                                  03/04/08       125,000         124,942,500
--------------------------------------------------------------------------------------
Ranger Funding Co., LLC 4.55%(b)            03/19/08        91,515          91,306,803
--------------------------------------------------------------------------------------
Sheffield Receivables Corp. 3.35%(b)        03/12/08       203,500         203,291,695
--------------------------------------------------------------------------------------
Tulip Funding Corp. 3.13%(b)(c)             05/07/08        60,000          59,651,042
--------------------------------------------------------------------------------------
Yorktown Capital LLC
  3.01%(b)                                  06/13/08       114,992         113,992,081
--------------------------------------------------------------------------------------
  4.50%(b)                                  04/11/08        90,000          89,538,750
--------------------------------------------------------------------------------------
  4.55%(b)                                  03/19/08        50,000          49,886,250
======================================================================================
                                                                         2,169,024,861
======================================================================================

ASSET-BACKED SECURITIES-SECURITIES-3.53%

Grampian Funding Ltd./LLC
  3.10%(b)(c)                               06/03/08        60,000          59,514,333
--------------------------------------------------------------------------------------
  3.12%(b)(c)                               05/12/08       205,000         203,720,800
--------------------------------------------------------------------------------------
  3.17%(b)(c)                               05/07/08        75,000          74,557,521
--------------------------------------------------------------------------------------
  3.20%(b)(c)                               04/01/08        76,300          76,089,751
--------------------------------------------------------------------------------------
  4.68%(b)(c)                               04/25/08        79,000          78,435,150
--------------------------------------------------------------------------------------
  4.68%(b)(c)                               04/29/08       150,000         148,849,500
--------------------------------------------------------------------------------------
  4.75%(b)(c)                               03/05/08       100,000          99,947,222
--------------------------------------------------------------------------------------
  4.78%(b)(c)                               04/28/08       100,000          99,230,695
--------------------------------------------------------------------------------------
Tempo Finance Ltd./Corp. 5.26%(b)(c)        03/14/08        50,000          49,905,028
======================================================================================
                                                                           890,250,000
======================================================================================


ASSET-BACKED SECURITIES-TRADE RECEIVABLES-0.91%

Ciesco, LLC
  3.33%(b)                                  04/22/08        80,000          79,615,200
--------------------------------------------------------------------------------------
  3.53%(b)                                  04/14/08       100,000          99,568,556
--------------------------------------------------------------------------------------
  5.27%(b)                                  03/10/08        50,000          49,934,125
======================================================================================
                                                                           229,117,881
======================================================================================


DIVERSIFIED BANKS-4.48%

BNP Paribas Finance Inc.
  4.80%(c)                                  03/27/08       100,000          99,653,333
--------------------------------------------------------------------------------------
  4.82%(c)                                  03/28/08       100,000          99,638,500
--------------------------------------------------------------------------------------
Dexia Delaware LLC 4.81%(c)                 03/26/08       150,000         149,498,958
--------------------------------------------------------------------------------------
Lloyds TSB Bank PLC 2.74%(c)                07/29/08       150,000         148,290,625
--------------------------------------------------------------------------------------
Royal Bank of Scotland PLC 3.95%(c)         04/14/08       100,000          99,517,222
--------------------------------------------------------------------------------------
Societe Generale North America, Inc.
  2.76%(c)                                  11/03/08       100,000          98,106,334
--------------------------------------------------------------------------------------
  3.32%(c)                                  06/27/08       100,000          98,911,778
--------------------------------------------------------------------------------------
  4.61%(c)                                  04/01/08       100,000          99,603,028
--------------------------------------------------------------------------------------
  4.81%(c)                                  04/01/08       111,345         110,883,815
--------------------------------------------------------------------------------------
UBS Finance (Delaware) Inc. 2.98%(c)        06/09/08       125,000         123,965,278
======================================================================================
                                                                         1,128,068,871
======================================================================================


DIVERSIFIED CAPITAL MARKETS-0.40%

Morgan Stanley 5.40%                        03/10/08       100,000          99,865,000
======================================================================================


REGIONAL BANKS-3.10%

Bank of Ireland 4.60%(b)(c)                 04/04/08       100,000          99,565,556
--------------------------------------------------------------------------------------
Banque et Caisse d'Epargne de l'Etat
  3.96%(c)                                  04/10/08       100,000          99,560,000
--------------------------------------------------------------------------------------
Danske Corp.
  3.09%(c)                                  04/30/08       110,000         109,433,500
--------------------------------------------------------------------------------------
  3.12%(c)                                  04/30/08       175,000         174,091,458
--------------------------------------------------------------------------------------
Stadshypotek Delaware, Inc. 3.15%(b)(c)     04/30/08       200,000         198,951,667
--------------------------------------------------------------------------------------
Swedbank 4.01%(c)                           05/13/08       100,000          99,187,875
======================================================================================
                                                                           780,790,056
======================================================================================
     Total Commercial Paper (Cost
       $9,096,205,090)                                                   9,096,205,090
======================================================================================



CERTIFICATES OF DEPOSIT-24.82%

ABN AMRO Bank N.V. (United Kingdom)
  3.08%(c)                                  07/31/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Allied Irish Banks, PLC 5.47%               03/03/08       100,000         100,000,000
--------------------------------------------------------------------------------------
American Express Centurion Bank
  4.05%                                     04/14/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  4.94%                                     06/06/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria, S.A.
  3.05%                                     06/03/08       125,000         125,000,000
--------------------------------------------------------------------------------------
  4.29%                                     07/08/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  4.50%                                     04/08/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  4.51%                                     04/08/08        50,000          50,000,000
--------------------------------------------------------------------------------------
  4.68%                                     04/02/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Bank of Nova Scotia
  3.25%                                     05/28/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  4.63%                                     03/31/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Bank of Scotland PLC
  3.50%                                     10/22/08       118,000         118,294,139
--------------------------------------------------------------------------------------
  4.45%                                     04/09/08       120,000         120,025,595
--------------------------------------------------------------------------------------
  4.72%                                     04/02/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
  3.09%                                     05/27/08        50,000          50,000,000
--------------------------------------------------------------------------------------

5          SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                           AMOUNT
                                            MATURITY        (000)           VALUE
--------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

Barclays Bank PLC
  3.05%                                     08/27/08      $175,000     $   175,000,000
--------------------------------------------------------------------------------------
  3.15%                                     04/24/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  3.43%(d)                                  07/08/08       200,000         200,013,892
--------------------------------------------------------------------------------------
  4.70%                                     04/02/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  4.78%                                     03/03/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  4.86%                                     03/10/08       100,000         100,000,246
--------------------------------------------------------------------------------------
  5.26%                                     05/19/08       100,000         100,000,000
--------------------------------------------------------------------------------------
BNP Paribas (United Kingdom) 4.02%(c)       05/15/08       150,000         150,000,000
--------------------------------------------------------------------------------------
BNP Paribas
  4.04%                                     04/15/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  5.10%                                     03/13/08       100,000         100,000,000
--------------------------------------------------------------------------------------
CALYON S.A.
  3.15%                                     04/25/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  3.18%                                     07/29/08       150,000         150,000,000
--------------------------------------------------------------------------------------
  4.04%                                     04/15/08       125,000         125,000,000
--------------------------------------------------------------------------------------
  4.29%                                     07/08/08        50,000          50,000,000
--------------------------------------------------------------------------------------
  4.74%                                     03/31/08       150,000         150,000,000
--------------------------------------------------------------------------------------
Dexia Bank S.A. 4.72%                       03/31/08       100,000         100,000,824
--------------------------------------------------------------------------------------
HSBC Bank U.S.A. N.A. 2.95%                 07/03/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Lloyds TSB Bank PLC 3.10%                   04/25/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Royal Bank of Scotland
  2.90%                                     08/04/08       150,000         150,006,297
--------------------------------------------------------------------------------------
  3.05%                                     05/27/08       200,000         200,000,000
--------------------------------------------------------------------------------------
  3.08%(d)                                  07/03/08       100,000          99,930,093
--------------------------------------------------------------------------------------
  4.82%                                     03/07/08       100,000         100,000,082
--------------------------------------------------------------------------------------
  4.90%                                     05/30/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  5.46%                                     03/14/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Societe Generale (United Kingdom)
  3.02%(c)                                  07/21/08       100,000         100,003,894
--------------------------------------------------------------------------------------
  4.69%(c)                                  05/02/08       100,000         100,001,696
--------------------------------------------------------------------------------------
Societe Generale
  3.22%                                     07/30/08       150,000         150,006,192
--------------------------------------------------------------------------------------
  4.84%                                     03/31/08        50,000          50,069,493
--------------------------------------------------------------------------------------
Svenska Handelsbanken A.B. 3.01%            05/12/08       100,000         100,000,993
--------------------------------------------------------------------------------------
Swedbank A.B. 4.66%                         05/02/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Toronto Dominion Bank 5.13%                 03/03/08       100,000         100,000,000
--------------------------------------------------------------------------------------
UBS A.G
  3.00%                                     07/23/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  3.03%                                     08/21/08       100,000         100,002,367
--------------------------------------------------------------------------------------
  4.30%                                     07/08/08       200,000         200,000,000
--------------------------------------------------------------------------------------
  5.33%                                     06/10/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  5.39%                                     03/17/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  5.52%                                     03/06/08       100,000         100,000,000
--------------------------------------------------------------------------------------
UBS A.G. (United Kingdom) 4.27%(c)          07/09/08        25,000          25,102,328
--------------------------------------------------------------------------------------
UniCredito Italiano S.p.A
  3.21%                                     07/29/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  4.76%                                     04/03/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  4.92%                                     05/29/08        95,000          95,000,000
--------------------------------------------------------------------------------------
Wachovia Bank, N.A.
  3.93%(d)                                  01/27/09       100,000         100,000,000
--------------------------------------------------------------------------------------
  5.40%                                     03/28/08        19,000          19,004,739
--------------------------------------------------------------------------------------
Westpac Banking Corp. 4.70%                 04/02/08       100,000         100,000,878
======================================================================================
     Total Certificates of Deposit (Cost
       $6,252,463,748)                                                   6,252,463,748
======================================================================================



MEDIUM-TERM NOTES-6.91%

Abbey National Treasury Services PLC
  Floating Rate MTN 4.68%(b)(c)(d)          10/02/08       100,000         100,130,410
--------------------------------------------------------------------------------------
AIG Matched Funding Corp. Floating Rate
  MTN 3.08%(b)(d)                           06/16/08        75,000          75,001,277
--------------------------------------------------------------------------------------
Allstate Life Global Funding,
  Floating Rate MTN
  3.15%(b)(d)                               09/26/08        50,000          50,000,000
--------------------------------------------------------------------------------------
  5.21%(b)(d)                               12/08/08        60,000          60,036,862
--------------------------------------------------------------------------------------
Allstate Life Global Funding II,
  Floating Rate MTN
  3.20%(b)(d)                               10/15/08       130,000         130,000,000
--------------------------------------------------------------------------------------
  3.26%(b)(d)                               10/07/08       140,000         140,000,000
--------------------------------------------------------------------------------------
Credit Agricole S.A. Floating Rate MTN
  3.84%(b)(c)(d)                            08/26/08       100,000         100,000,000
--------------------------------------------------------------------------------------
MBIA Global Funding, LLC Floating Rate
  MTN 5.13%(b)(d)                           06/05/08       100,000         100,006,313
--------------------------------------------------------------------------------------
MetLife of Connecticut Institutional
  Funding Ltd. (United Kingdom) Floating
  Rate MTN 3.40%(d)                         04/30/08       270,000         270,141,191
--------------------------------------------------------------------------------------
National Australia Bank Ltd. Floating
  Rate MTN 4.73%(b)(c)(d)                   10/01/08       100,000         100,093,853
--------------------------------------------------------------------------------------
New York Life Funding (United Kingdom)
  Floating Rate MTN 4.83%(b)(d)             04/14/08        75,000          75,033,991
--------------------------------------------------------------------------------------
Royal Bank of Canada Floating Rate MTN
  3.23%(b)(c)(d)                            10/09/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Royal Bank of Scotland PLC Sr. Unsec.
  Floating Rate MTN 3.12%(b)(c)(d)          09/19/08        60,000          60,000,000
--------------------------------------------------------------------------------------
Svenska Handelsbanken A.B. Floating Rate
  MTN 3.11%(b)(c)(d)                        09/13/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Toyota Motor Credit Corp. Series B,
  Floating Rate MTN 3.22%(d)                02/06/09       100,000         100,000,000
--------------------------------------------------------------------------------------
Westpac Banking Corp.,
  Floating Rate MTN
  3.17%(c)(d)                               09/05/08        30,000          30,000,671
--------------------------------------------------------------------------------------
  4.64%(c)(d)                               02/06/09       150,000         149,945,058
======================================================================================
     Total Medium-Term Notes (Cost
       $1,740,389,626)                                                   1,740,389,626
======================================================================================



6          SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                           AMOUNT
                                            MATURITY        (000)           VALUE
--------------------------------------------------------------------------------------

VARIABLE RATE DEMAND NOTES-LETTER OF CREDIT
  ENHANCED-5.64%(d)(e)(f)

989 Market Street LLC Series 2006,
  Incremental Taxable Bonds
  (LOC-Wachovia Bank, N.A.) 3.34%(g)        03/01/26      $  7,600     $     7,600,000
--------------------------------------------------------------------------------------
A Mining Group LLC; Series 2006,
  Incremental Taxable Bonds
  (LOC-Wachovia Bank, N.A.) 3.44%(g)        06/01/29        11,355          11,355,000
--------------------------------------------------------------------------------------
Advance Packaging Corp.; Series 2006,
  Taxable Securities (LOC-Fifth Third
  Bank) 3.60%(g)                            10/01/36         3,850           3,850,000
--------------------------------------------------------------------------------------
Alamogordo (City of), New Mexico (Gerald
  Champion Regional Medical Center);
  Series 2007 B, Refunding Taxable
  Hospital Improvement RB (LOC-Bank of
  America, N.A.) 3.20%(g)                   07/01/18         8,020           8,020,000
--------------------------------------------------------------------------------------
Albany (City of), New York Industrial
  Development Agency (Albany Medical
  Center Hospital); Series 2006 B,
  Taxable IDR (LOC-RBS Citizens, N.A.)
  3.37%(g)                                  05/01/35         2,350           2,350,000
--------------------------------------------------------------------------------------
Albuquerque (City of), New Mexico (KTech
  Corp. Project); Series 2002, Taxable
  RB (LOC-Wells Fargo Bank, N.A.)
  3.12%(g)                                  08/01/25         1,800           1,800,000
--------------------------------------------------------------------------------------
American Association of Retired Persons;
  Series 2001, Taxable Notes (LOC-Bank
  of America, N.A.) 3.20%(g)                05/01/31        31,200          31,200,000
--------------------------------------------------------------------------------------
Atlanticare Health Services, Inc.;
  Series 2003, Taxable Bonds
  (LOC-Wachovia Bank, N.A.) 3.39%(g)        10/01/33        16,505          16,505,000
--------------------------------------------------------------------------------------
Auburn (City of), Alabama Industrial
  Development Board; Series 2006 A,
  Refunding Taxable IDR (LOC-Allied
  Irish Banks PLC) 3.15%(c)(g)              07/01/26         5,640           5,640,000
--------------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000,
  Taxable Bonds (LOC-RBS Citizens, N.A.)
  3.39%(g)                                  02/01/15        44,140          44,140,000
--------------------------------------------------------------------------------------
Bernalillo (County of), New Mexico
  (Tempur Production USA, Inc. Project);
  Series 2005 A, Taxable RB (LOC-Bank of
  America, N.A.) 3.20%(g)                   09/01/30        10,730          10,730,000
--------------------------------------------------------------------------------------
Biola University;
  Series 2004 A, Taxable RB (LOC-Allied
  Irish Banks PLC) 3.20%(c)(g)              10/01/34        12,200          12,200,000
--------------------------------------------------------------------------------------
  Series 2004 B, Taxable RB (LOC-BNP
  Paribas) 3.20%(c)(g)                      10/01/34        12,200          12,200,000
--------------------------------------------------------------------------------------
Bochasanwais Shree Akshar Purushottam
  Swaminarayan Sanstha Inc.; Series
  2006, Taxable Bonds (LOC-Comerica
  Bank) 3.17%                               06/01/22         2,800           2,800,000
--------------------------------------------------------------------------------------
Brazos River Authority (TXU Electric Co.
  Project); Series 2001 I, Taxable PCR
  (LOC-Citibank, N.A.) 3.39%(g)             12/01/36        61,790          61,790,000
--------------------------------------------------------------------------------------
Capital Markets Access Co. LC (Boynton
  Outpatient Center, LLC Project);
  Series 2005-B, Taxable Bonds
  (LOC-Wachovia Bank, N.A.) 3.39%(g)        07/01/25         1,275           1,275,000
--------------------------------------------------------------------------------------
Capital Markets Access Co. LC (Delray
  Outpatient Properties, LLC Project);
  Series 2005-A, Taxable Bonds
  (LOC-Wachovia Bank, N.A.) 3.39%           07/01/25         8,010           8,010,000
--------------------------------------------------------------------------------------
Capital Markets Access Co. LC (Pinnacle
  Financial Project); Series 2007,
  Taxable Bonds (LOC-Wachovia Bank,
  N.A.) 3.39%                               02/01/32         5,195           5,195,000
--------------------------------------------------------------------------------------
Capital One Funding Corp.;
  Series 1999 F, Taxable Notes
  (LOC-JPMorgan Chase Bank, N.A.)
  3.30%(g)                                  12/02/19         7,280           7,280,000
--------------------------------------------------------------------------------------
  Series 2000 B, Taxable Notes
  (LOC-JPMorgan Chase Bank, N.A.)
  3.30%(g)                                  07/01/20         6,639           6,639,000
--------------------------------------------------------------------------------------
  Series 2000 C, Taxable Notes
  (LOC-JPMorgan Chase Bank, N.A.)
  3.30%(g)                                  09/01/20         6,004           6,004,000
--------------------------------------------------------------------------------------
  Series 2000 D, Taxable Notes
  (LOC-JPMorgan Chase Bank, N.A.)
  3.30%(g)                                  05/01/26         6,000           6,000,000
--------------------------------------------------------------------------------------
Chatham Capital Corp.; Series 2000,
  Taxable Notes (LOC-JPMorgan Chase
  Bank, N.A.) 3.30%(g)                      07/01/20        11,100          11,100,000
--------------------------------------------------------------------------------------
Chestnut Partnership (The); Series 1999,
  Taxable RB (LOC-Bank of America, N.A.)
  3.15%(g)                                  01/02/29        18,940          18,940,000
--------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Bethesda Living Centers-
  Viewpoint Project); Series 2004 C,
  Taxable RB (LOC-Bank of America, N.A.)
  3.22%(g)                                  08/01/30         3,625           3,625,000
--------------------------------------------------------------------------------------
Conair Corp.; Series 2002, Taxable
  Economic Development Bonds
  (LOC-Wachovia Bank, N.A.) 3.34%(g)        09/01/12         5,660           5,660,000
--------------------------------------------------------------------------------------
Corp. Finance Managers Inc., Integrated
  Loan Program; Series 2003 B, PARTs
  (LOC-Wells Fargo Bank, N.A.) 3.12%(g)     02/02/43           155             155,000
--------------------------------------------------------------------------------------
Danville (City of), Pittsylvania (County
  of), Virginia Regional Industrial
  Facility Authority (Crane Creek
  Project); Series 2005, Taxable RB
  (LOC-Wachovia Bank, N.A.) 3.39%           01/01/26           400             400,000
--------------------------------------------------------------------------------------
Detroit (City of), Michigan Economic
  Development Corp. (Waterfront
  Reclamation and Casino Development
  Project); Series 1999 A, Taxable RB
  (LOC-Deutsche Bank A.G.) 3.17%(c)(g)      05/01/09        41,830          41,830,000
--------------------------------------------------------------------------------------
Dome Corp.; Series 1991, Notes
  (LOC-Wachovia Bank, N.A.) 3.34%(g)        08/31/16         9,400           9,400,000
--------------------------------------------------------------------------------------

7          SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                           AMOUNT
                                            MATURITY        (000)           VALUE
--------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES-LETTER OF CREDIT
  ENHANCED-(CONTINUED)

Emerald Bay Club L.P.; Series 2004,
  Taxable Bonds (LOC-Wachovia Bank,
  N.A.) 3.34%(g)                            12/01/15      $  8,000     $     8,000,000
--------------------------------------------------------------------------------------
EPC Allentown, LLC; Series 2005, Taxable
  Bonds (LOC-Wachovia Bank, N.A.)
  3.34%(g)                                  07/01/30         5,825           5,825,000
--------------------------------------------------------------------------------------
Exeter Realty Co. Series 2003 A, Notes
  (LOC-General Electric Capital Corp.)
  3.34%(g)                                  10/01/13         8,000           8,000,000
--------------------------------------------------------------------------------------
Florida Christian College, Inc.; Series
  2006, Taxable RB (LOC-Fifth Third
  Bank) 3.15%(g)                            11/01/36         6,500           6,500,000
--------------------------------------------------------------------------------------
Forward Corp. Series 2005, Taxable
  Securities (LOC-Fifth Third Bank)
  3.60%(g)                                  12/01/30           900             900,000
--------------------------------------------------------------------------------------
Four Dam Pool Agency (The); (Alaska)
  Series 2004 B, Refunding Taxable
  Electric RB (LOC-Dexia Group S.A.)
  3.08%(c)(g)                               07/01/26         3,825           3,825,000
--------------------------------------------------------------------------------------
Fun Entertainment LLC; Series 2005,
  Taxable Bonds (LOC-Wachovia Bank,
  N.A.) 3.34%(g)                            01/01/25        10,075          10,075,000
--------------------------------------------------------------------------------------
Gainesville (City of) & Hall (County
  of), Georgia Development Authority
  (Fieldale Farms Corp. Project); Series
  2006, Taxable IDR (LOC-Wachovia Bank,
  N.A.) 3.39%(g)                            03/01/21        20,000          20,000,000
--------------------------------------------------------------------------------------
General Secretariat of the Organization
  of American States; Series 2001 A,
  Taxable (LOC-Bank of America, N.A.)
  3.20%(g)                                  03/01/33        17,330          17,330,000
--------------------------------------------------------------------------------------
Germain Properties of Columbus Inc.,
  Germain Real Estate Co. LLC and
  Germain Motor Co.; Series 2001,
  Taxable Notes (LOC-JPMorgan Chase
  Bank, N.A.) 3.55%                         03/01/31         7,600           7,600,000
--------------------------------------------------------------------------------------
Glendale (City of), Arizona Industrial
  Development Authority (Thunderbird,
  The Garvin School of International
  Management); Series 2005 B, Taxable
  Refunding RB (LOC-Bank of New York)
  3.20%(g)                                  07/01/35         6,300           6,300,000
--------------------------------------------------------------------------------------
Harvest Bible Chapel; Series 2004,
  Taxable RB (LOC-Fifth Third Bank)
  3.17%(g)                                  08/01/29        10,285          10,285,000
--------------------------------------------------------------------------------------
Hunter's Ridge/Southpointe; Series 2005,
  Taxable Notes (LOC-Wachovia Bank,
  N.A.) 3.34%(g)                            06/01/25         6,120           6,120,000
--------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Christian Homes, Inc.);
  Series 2007 B Taxable RB (LOC-Fifth
     Third Bank) 3.15%(g)                   05/15/31         6,825           6,825,000
--------------------------------------------------------------------------------------
  Series 2007 C Taxable Convertible
     Revenue RB (LOC-Fifth Third Bank)
     3.15%(g)                               05/15/31         8,090           8,090,000
--------------------------------------------------------------------------------------
Imaging Investment Group, L.L.C.,
  Radiology Physicians of Indian River
  County, LC and Vero Radiology
  Associates, Inc. (Imaging Radiology
  Project); Series 2005, Taxable Bonds
  (LOC-Wachovia Bank, N.A.) 3.34%(g)        05/01/31         6,975           6,975,000
--------------------------------------------------------------------------------------
JPV Capital LLC; Series 1999 A, Taxable
  Notes (LOC-Wells Fargo Bank, N.A.)
  3.39%(g)                                  12/01/39        17,500          17,500,000
--------------------------------------------------------------------------------------
Kordsa Inc.; Series 2006, Bonds
  (LOC-General Electric Capital Corp.)
  3.17%(g)                                  06/01/26         8,500           8,500,000
--------------------------------------------------------------------------------------
Lake Oswego (City of), Oregon
  Redevelopment Agency; Series 2005 B,
  Taxable TAN (LOC-Wells Fargo Bank,
  N.A.) 3.12%(g)                            06/01/20         1,185           1,185,000
--------------------------------------------------------------------------------------
Loanstar Assets Partners L.P.; Series
  2005 A, Taxable Student Loan RB
  (LOC-State Street Bank & Trust Co.)
  3.15%(b)(g)                               02/01/41       163,400         163,400,000
--------------------------------------------------------------------------------------
Lone Tree (City of), Colorado Building
  Authority; Series 2007, Taxable COP
  (LOC-Wells Fargo Bank, N.A.) 3.55%(g)     12/01/17         3,075           3,075,000
--------------------------------------------------------------------------------------
LP Pinewood SPV LLC; Series 2003,
  Taxable Notes (LOC-Wachovia Bank,
  N.A.) 3.34%(g)                            02/01/18       120,200         120,200,000
--------------------------------------------------------------------------------------
Luzerne (County of), Pennsylvania
  Industrial Development Authority
  (PennSummit Tubular LLC Project);
  Series 2006 B, Taxable RB
  (LOC-Wachovia Bank, N.A.) 3.34%           02/01/21         1,275           1,275,000
--------------------------------------------------------------------------------------
M3 Realty, LLC; Series 2007, Notes
  (LOC-General Electric Capital Corp.)
  3.19%(g)                                  01/01/33        14,920          14,920,000
--------------------------------------------------------------------------------------
Macatawa Capital Partners LLC (Profile
  Industrial Packaging Corp.); Series
  2003 A, Taxable Notes (LOC-Fifth Third
  Bank) 3.60%(g)                            12/01/53         2,335           2,335,000
--------------------------------------------------------------------------------------
Macon-Bibb (County of), Industrial
  Authority (Bass Pro Outdoor World, LLC
  Project); Series 2005, Taxable RB
  (LOC-General Electric Capital Corp.)
  3.12%(g)                                  07/01/25         5,300           5,300,000
--------------------------------------------------------------------------------------
Madison (City of), Wisconsin Community
  Development Authority (Overture
  Development Corp.); Series 2001,
  Taxable RB (LOC-JPMorgan Chase Bank,
  N.A.; U.S. Bank, N.A.; M&I Marshall &
  Ilsley Bank) 3.32%(g)                     06/01/36        58,700          58,700,000
--------------------------------------------------------------------------------------
Marsh Enterprises, LLC; Series 2003,
  Taxable Securities (LOC-Fifth Third
  Bank) 3.60%(g)                            01/01/28         8,790           8,790,000
--------------------------------------------------------------------------------------

8          SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                           AMOUNT
                                            MATURITY        (000)           VALUE
--------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES-LETTER OF CREDIT
  ENHANCED-(CONTINUED)

Massachusetts (State of) Development
  Finance Agency (Briarwood
  Retirement Community Issue);
  Series 2004 B Taxable RB
  (LOC-Comerica Bank)
  3.17%(g)                                  01/01/35      $    640     $       640,000
--------------------------------------------------------------------------------------
  3.17%                                     01/01/35         8,525           8,525,000
--------------------------------------------------------------------------------------
Meharry Medical College; Series 2001,
  Unlimited Taxable GO (LOC-Bank of
  America, N.A.) 3.20%(g)                   08/01/16         8,595           8,595,000
--------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund
  (Holland Home Obligated Group); Series
  2005 B, Taxable Refunding Limited
  Obligation RB (LOC-Fifth Third Bank)
  3.15%                                     11/01/28         7,515           7,515,000
--------------------------------------------------------------------------------------
Mississippi (State of) Business Finance
  Corp. (Belk, Inc. Project); Series
  2005, Taxable IDR (LOC-Wachovia Bank,
  N.A.) 3.34%(g)                            10/01/25        17,780          17,780,000
--------------------------------------------------------------------------------------
Mississippi (State of) Business Finance
  Corp. (Cellular South, Inc. Project);
  Series 2005, Taxable IDR (LOC-Bank of
  America, N.A.) 3.20%(b)(g)                08/01/20        10,800          10,800,000
--------------------------------------------------------------------------------------
Mississippi (State of) Business Finance
  Corp. (GE Plastices Project); Series
  1998, Taxable IDR (LOC-Citibank, N.A.)
  3.28%(g)                                  02/01/23        41,000          41,000,000
--------------------------------------------------------------------------------------
Mississippi (State of) Business Finance
  Corp. (Lextron-Visteon Leasing, LLC
  Project); Series 2003, Taxable IDR
  (LOC-JPMorgan Chase Bank, N.A.)
  3.15%(g)                                  12/01/27         7,330           7,330,000
--------------------------------------------------------------------------------------
Mississippi (State of) Business Finance
  Corp. (Viking Range Corp. Project);
  Series 2000, Taxable IDR (LOC-Bank of
  America, N.A.) 3.19%                      06/01/15         9,555           9,555,000
--------------------------------------------------------------------------------------
Missouri (State of) Development Finance
  Board (Duke Manufacturing Co.); Series
  2004 B, Taxable Home Mortgage RB
  (LOC-Bank of America, N.A.) 3.20%(g)      12/01/20         7,800           7,800,000
--------------------------------------------------------------------------------------
Missouri (State of) Development Finance
  Board (Ninth Street Garage Project);
  Series 2004 B, Taxable Infrastructure
  Facilities RB (LOC-Bank of America,
  N.A.) 3.20%(g)                            12/01/20         4,800           4,800,000
--------------------------------------------------------------------------------------
Monongalia Health System, Inc.; Series
  2008 B, Taxable Hospital Bonds
  (LOC-JPMorgan Chase Bank, N.A.)
  3.18%(g)                                  07/01/40        14,250          14,250,000
--------------------------------------------------------------------------------------
Nashville (City of), & Davidson (County
  of) Tennessee Health and Educational
  Facilities Board (Weatherly Ridge
  Apartments Project); Series 2006 B,
  Multi-Family Housing Taxable RB
  (LOC-U.S. Bank N.A.) 3.22%                12/01/41         1,900           1,900,000
--------------------------------------------------------------------------------------
Net Magan Two LLC;
  Series 2006 Taxable RB (LOC-Wachovia
  Bank, N.A.)
  3.34%(g)                                  04/01/26        11,500          11,500,000
--------------------------------------------------------------------------------------
  3.34%                                     04/01/26         3,700           3,700,000
--------------------------------------------------------------------------------------
New Jersey (State of) Economic
  Development Authority Thermal Energy
  Facilities (Marina Energy LLC-2001
  Project); Series B, Taxable RB
  (LOC-Wachovia Bank, N.A.) 3.12%(g)        09/01/21         7,700           7,700,000
--------------------------------------------------------------------------------------
Newport News (City of), Virginia
  Economic Development Authority
  (Newport News Shipbuilding Project);
  Series 2000 B, Taxable Incremental RB
  (LOC-Wachovia Bank, N.A.) 3.44%(g)        07/01/31        19,505          19,505,000
--------------------------------------------------------------------------------------
NGSP, Inc.; Series 2006, Taxable RB
  (LOC-Bank of America, N.A.) 3.20%(g)      06/01/46         6,500           6,500,000
--------------------------------------------------------------------------------------
Nicholas Capital Investments, LLC
  (Nicholas Plastics, Inc.); Series
  2005-A, Taxable Notes (LOC-Fifth Third
  Bank) 3.34%(g)                            02/01/45         5,100           5,100,000
--------------------------------------------------------------------------------------
Old Hickory (City of), Tennessee (AHPC)
  Series 2005, Bonds (LOC-Wachovia Bank,
  N.A.) 3.15%(g)                            01/01/20         2,110           2,110,000
--------------------------------------------------------------------------------------
Polk (County of), Florida Industrial
  Development Authority (GSG Investments
  Project); Series 2005 B, Taxable IDR
  (LOC-Wachovia Bank, N.A.) 3.39%(g)        05/01/27         3,270           3,270,000
--------------------------------------------------------------------------------------
Porterfield Family Partners, L.P.;
  Series 2004, Taxable Notes
  (LOC-Wachovia Bank, N.A.) 3.39%(g)        07/01/14         2,900           2,900,000
--------------------------------------------------------------------------------------
Prince George's (County of), Maryland
  (Collington Episcopal Life Care
  Community, Inc.); Series 2006 C,
  Taxable RB (LOC-Bank of America, N.A.)
  3.15%(g)                                  04/01/15         6,390           6,390,000
--------------------------------------------------------------------------------------
Racetrac Capital, LLC; Series 2000,
  Taxable Bonds (LOC-Regions Bank)
  3.17%(g)                                  09/01/20        15,700          15,700,000
--------------------------------------------------------------------------------------
Ray, R.G. Corp.; Series 2000, Taxable
  Bonds (LOC-Bank of America, N.A.)
  3.20%(g)                                  01/01/15         2,190           2,190,000
--------------------------------------------------------------------------------------
Richmond (City of), Redevelopment &
  Housing Authority (1995 Old Manchester
  Project); Series 1995 B, Taxable RB
  (LOC-Wachovia Bank, N.A.) 3.31%(g)        12/01/25         1,590           1,590,000
--------------------------------------------------------------------------------------
Roanoke Rapids (City of), North Carolina
  Music and Entertainment District;
  Series 2007, Special RB (LOC-Bank of
  America, N.A.) 3.20%(g)                   07/01/27        11,500          11,500,000
--------------------------------------------------------------------------------------

9          SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                           AMOUNT
                                            MATURITY        (000)           VALUE
--------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES-LETTER OF CREDIT
  ENHANCED-(CONTINUED)

Rockwood Quarry, LLC; Series 2002,
  Taxable Notes (LOC-Fifth Third
  Bank) 3.60%(g)                            12/01/22      $  4,100     $     4,100,000
--------------------------------------------------------------------------------------
Roman Catholic Diocese of Charlotte;
  Series 2002, Taxable Bonds
  (LOC-Wachovia Bank, N.A.) 3.34%(g)        05/01/14        11,360          11,360,000
--------------------------------------------------------------------------------------
Roman Catholic Diocese of Raleigh;
  Series 2002 A Taxable RB (LOC-Bank of
  America, N.A.)
  3.17%                                     06/01/18         4,000           4,000,000
--------------------------------------------------------------------------------------
  3.17%(g)                                  06/01/18         1,200           1,200,000
--------------------------------------------------------------------------------------
S&L Capital, LLC (J&L Development of
  Holland, LLC); Series 2005 A, Taxable
  RB (LOC-Federal Home Loan Bank of
  Indianapolis) 3.34%(g)                    07/01/40         4,015           4,015,000
--------------------------------------------------------------------------------------
S&L Capital, LLC (LJ&S Development,
  LLC); Series 2002 A, Taxable Notes
  (LOC-Comerica Bank) 3.34%(g)              11/04/42         5,000           5,000,000
--------------------------------------------------------------------------------------
Sabri Arac (The Quarry Lane School);
  Series 2005, Taxable Bonds (LOC-Bank
  of America, N.A.) 3.20%(g)                10/01/35        20,500          20,500,000
--------------------------------------------------------------------------------------
Santa Rosa (City of), California
  (Rancheria Tachi Yokut Tribe); Series
  2004, Taxable RB (LOC-JPMorgan Chase
  Bank, N.A.) 3.55%(g)                      09/01/19        34,515          34,515,000
--------------------------------------------------------------------------------------
Savannah College of Art and Design,
  Inc.; Series 2004, Taxable RB
  (LOC-Bank of America, N.A.) 3.20%(g)      04/01/24        22,669          22,668,669
--------------------------------------------------------------------------------------
Shepherd Capital LLC (Trade Center);
  Series 2004 A, Taxable Notes (LOC-
  Fifth Third Bank) 3.34%(g)                07/01/54        10,000          10,000,000
--------------------------------------------------------------------------------------
Shepherd Capital LLC (Open Terrace);
  Series 2002 B, Taxable Notes
  (LOC-Wachovia Bank, N.A.) 3.34%(g)        11/01/52         9,730           9,730,000
--------------------------------------------------------------------------------------
Shepherd Capital LLC (Hinman
  Affiliates); Series 2003 D, Taxable
  Notes (LOC-Federal Home Loan Bank of
  Indianapolis) 3.34%(g)                    10/01/53         5,660           5,660,000
--------------------------------------------------------------------------------------
Sprenger Enterprises Inc.; Series 2005,
  Option Bonds (LOC-JPMorgan Chase Bank,
  N.A.) 3.55%(g)                            10/01/35        17,400          17,400,000
--------------------------------------------------------------------------------------
Thomasville (City of), Georgia Payroll
  Development Authority (American Fresh
  Foods L.P.); Series 2005 B, Taxable RB
  (LOC-Wachovia Bank, N.A.) 3.39%(g)        09/01/17         1,675           1,675,000
--------------------------------------------------------------------------------------
Tift (County of), Development Authority
  (Heatcraft Refrigeration Products LLC
  Project);
  Series 2008 A Taxable RB (LOC-Wachovia
  Bank, N.A.)
  3.34%(g)                                  02/01/18         3,600           3,600,000
--------------------------------------------------------------------------------------
  Series 2008 B Taxable RB (LOC-Wachovia
  Bank, N.A.)
  3.34%(g)                                  02/01/18        12,700          12,700,000
--------------------------------------------------------------------------------------
Trinity Funding LLC (Trinity
  Affiliates); Series 2006 A, Taxable RB
  (LOC-Fifth Third Bank) 3.60%(g)           03/01/36        16,230          16,230,000
--------------------------------------------------------------------------------------
United Fuels, LLC; Series 2006, Taxable
  RB (LOC-Fifth Third Bank) 3.60%(g)        01/01/31         4,710           4,710,000
--------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; Series 2001, Taxable RB
  (LOC-Wachovia Bank, N.A.) 3.39%(g)        07/01/26        43,070          43,070,000
--------------------------------------------------------------------------------------
Wake Forest University; Series 1997,
  Taxable RB (LOC-Wachovia Bank, N.A.)
  3.29%(g)                                  07/01/17         2,400           2,400,000
--------------------------------------------------------------------------------------
West Michigan Heart Capital LLC
  (Leffingwell Heart, LLC); Series 2004
  A, Taxable Notes (LOC-Fifth Third
  Bank) 3.34%(g)                            05/01/44        15,280          15,280,000
--------------------------------------------------------------------------------------
Westmoreland (County of), Pennsylvania
  Industrial Development Authority
  (Excela Health Project); Series 2005
  D, Taxable Health System IDR
  (LOC-Wachovia Bank, N.A.) 3.32%(g)        07/01/25         1,900           1,900,000
--------------------------------------------------------------------------------------
Young Men's Christian Association of
  Hunterdon County New Jersey; Series
  2004, Taxable Notes (LOC-Wachovia
  Bank, N.A.) 3.34%(g)                      02/01/24         2,110           2,110,000
--------------------------------------------------------------------------------------
Ziegler Columbus LLC / Ziegler St. Cloud
  LLC; Series 2007, Notes (LOC-General
  Electric Capital Corp.) 3.19%(g)          01/01/33        25,000          25,000,000
======================================================================================
     Total Variable Rate Demand Notes
       (Cost $1,420,491,669)                                             1,420,491,669
======================================================================================



MASTER NOTE AGREEMENTS-5.27%(h)

Goldman Sachs Credit Partners L.P.,
  (Acquired 02/01/08; Cost $150,000,000)
  3.27%(b)(g)(i)                            06/02/08       150,000         150,000,000
--------------------------------------------------------------------------------------
  (Acquired 12/21/07; Cost $150,000,000)
  3.38%(b)(g)(i)(j)                               --       150,000         150,000,000
--------------------------------------------------------------------------------------
Lehman Brothers Inc.,
  3.28%(b)(d)(g)(j)                               --       260,000         260,000,000
--------------------------------------------------------------------------------------
  3.33%(b)(g)                               12/25/08       267,000         267,000,000
--------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  3.33%(b)(d)(g)(j)                               --       500,000         500,000,000
======================================================================================
     Total Master Note Agreements (Cost
       $1,327,000,000)                                                   1,327,000,000
======================================================================================



10          SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                           AMOUNT
                                            MATURITY        (000)           VALUE
--------------------------------------------------------------------------------------

FUNDING AGREEMENTS-2.49%

MetLife Insurance Co. of Connecticut,
  (Acquired 08/27/07; Cost $100,000,000)
  3.15%(b)(d)(i)                            08/27/08      $100,000     $   100,000,000
--------------------------------------------------------------------------------------
  (Acquired 11/21/07; Cost $125,000,000)
  3.15%(b)(d)(i)                            11/21/08       125,000         125,000,000
--------------------------------------------------------------------------------------
  (Acquired 10/12/07; Cost $3,000,000)
  4.52%(b)(d)(i)                            10/10/08         3,000           3,000,000
--------------------------------------------------------------------------------------
Metropolitan Life Insurance Co.,
  Floating Rate
  (Acquired 09/13/07; Cost $10,000,000)
  3.51%(b)(d)(i)                            11/28/08        10,000          10,000,000
--------------------------------------------------------------------------------------
  (Acquired 09/13/07; Cost $5,000,000)
  4.21%(b)(d)(i)                            11/18/08         5,000           5,000,000
--------------------------------------------------------------------------------------
  (Acquired 11/27/07; Cost $125,000,000)
  5.07%(b)(d)(i)                            10/09/08       125,000         125,000,000
--------------------------------------------------------------------------------------
New York Life Insurance Co. (Acquired
  04/04/07; Cost $259,000,000)
  4.89%(b)(d)(i)                            04/04/08       259,000         259,000,000
======================================================================================
     Total Funding Agreements (Cost
       $627,000,000)                                                       627,000,000
======================================================================================



TIME DEPOSITS-2.00%

ABN AMRO Bank N.V. (Cayman Islands)
  3.25%(c)(g)(i)                            03/03/08       300,000         300,000,000
--------------------------------------------------------------------------------------
KBC Bank N.V. (Cayman Islands)
  3.25%(c)(g)(i)                            03/03/08       203,690         203,689,816
======================================================================================
     Total Time Deposits (Cost
       $503,689,816)                                                       503,689,816
======================================================================================



ASSET-BACKED SECURITIES-0.60%

FULLY SUPPORTED MONOLINE-0.21%

Wachovia Asset Securitization Issuance,
  LLC; Series 2004-HEMM1, Class A, Money
  Market Notes (CEP-Financial Security
  Assurance Inc.) 3.29%(b)(d)(k)            11/25/34        52,643          52,643,118
======================================================================================


STRUCTURED-0.39%

Paragon Mortgages PLC (United Kingdom)
  Series 15A, Class A1, Floating Rate
  Notes 3.12%(b)(c)(d)                      12/15/39        98,639          98,639,460
======================================================================================
     Total Asset-Backed Securities (Cost
       $151,282,578)                                                       151,282,578
======================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-83.84% (Cost
  $21,118,522,527)                                                      21,118,522,527
======================================================================================





                                                      REPURCHASE
                                                        AMOUNT

REPURCHASE AGREEMENTS-17.53%(l)

Banc of America Securities LLC, Joint agreement
  dated 02/29/08, aggregate maturing value
  $150,020,625 (collateralized by U.S. Government
  obligations valued at $153,000,901; 2.00%-6.25%,
  02/28/10-08/15/23) 1.65%, 03/03/08                  149,513,186       149,492,631
-----------------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  02/29/08, aggregate maturing value
  $1,000,265,000 (collateralized by U.S.
  Government sponsored obligations valued at
  $1,020,000,000; 4.50%-7.00%, 11/01/18-11/01/47)
  3.18%, 03/03/08                                     643,682,874       643,512,343
-----------------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  02/29/08, aggregate maturing value $303,571,795
  (collateralized by U.S. Government sponsored
  obligations valued at $309,563,501; 3.75%-5.13%,
  05/07/10-05/27/15) 3.11%, 03/03/08                   88,516,074        88,493,140
-----------------------------------------------------------------------------------
BNP Paribas, Joint agreement dated 02/29/08,
  aggregate maturing value $800,216,333
  (collateralized by U.S. Government sponsored and
  Corporate obligations valued at $821,496,418;
  0%-20.79%, 01/08/09-08/25/37) 3.25%, 03/03/08(c)    541,122,737       540,976,448
-----------------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $650,000,984 (collateralized by U.S. Government
  obligations valued at $663,001,003; 2.38%-5.13%,
  05/31/08-01/15/25) 1.75%, 03/03/08                  149,928,067       150,000,000
-----------------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $950,256,896 (collateralized by Corporate
  obligations valued at $997,500,001; 0%,
  03/25/35-10/25/46) 3.25%, 03/03/08                  645,174,419       645,000,000
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $1,000,265,000 (collateralized by U.S.
  Government sponsored obligations valued at
  $1,020,000,000; 4.50%-7.00%, 08/01/18-01/01/38)
  3.18%, 03/03/08                                     186,569,954       186,520,526
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $300,077,500 (collateralized by U.S. Government
  sponsored obligations valued at $306,000,622;
  2.75%-6.25%, 03/15/08-06/01/37) 3.10%, 03/03/08     195,102,960       195,052,571
-----------------------------------------------------------------------------------
Fortis Bank N.V./S.A., Joint agreement dated
  02/29/08, aggregate maturing value $800,215,000
  (collateralized by Corporate obligations valued
  at $840,000,001; 0%-6.00%, 02/25/34-06/03/52)
  3.23%, 03/03/08(c)                                  553,148,619       553,000,000
-----------------------------------------------------------------------------------
Goldman, Sachs & Co., Open joint agreement with no
  specified maturity date, (collateralized by
  Corporate obligations valued at $315,000,000;
  0%-3.49%, 09/15/32-02/15/51) 3.20%,(m)                       --       150,000,000
-----------------------------------------------------------------------------------

11          SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO



                                                      REPURCHASE
                                                        AMOUNT           VALUE
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Greenwich Capital Markets, Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $1,000,263,333 (collateralized by U.S.
  Government sponsored obligations valued at
  $1,020,000,815; 4.50%-8.00%, 04/01/22-11/01/47)
  3.16%, 03/03/08                                    $768,328,381      $768,127,108
-----------------------------------------------------------------------------------
JPMorgan Securities Inc., Joint agreement dated
  02/29/08, aggregate maturing value $650,097,500
  (collateralized by U.S. Government obligations
  valued at $663,007,984; 3.25%-5.00%, 12/31/09-
  02/15/12) 1.80%, 03/03/08                           150,022,500       150,000,000
-----------------------------------------------------------------------------------
Wachovia Capital Markets, LLC, Joint agreement
  dated 02/29/08, aggregate maturing value
  $500,134,583 (collateralized by Corporate
  obligations valued at $525,000,001; 0%-3.67%,
  06/15/19-02/15/51) 3.23%, 03/03/08                  195,052,488       195,000,000
===================================================================================
     Total Repurchase Agreements (Cost
       $4,415,174,767)                                                4,415,174,767
===================================================================================
TOTAL INVESTMENTS(n)(o)-101.37% (Cost
  $25,533,697,294)                                                   25,533,697,294
===================================================================================
OTHER ASSETS LESS LIABILITIES-(1.37)%                                  (345,023,520)
===================================================================================
NET ASSETS-100.00%                                                  $25,188,673,774
___________________________________________________________________________________
===================================================================================



Investment Abbreviations:

CEP     - Credit Enhancement Provider
COP     - Certificates of Participation
GO      - General Obligation Bonds
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
MTN     - Medium-Term Notes
PARTs   - Pooled Adjustable Rate Taxable Notes(SM)
PCR     - Pollution Control Revenue Bonds
RACERS  - Restructured Asset Certificates with Enhanced Return(SM)
RB      - Revenue Bonds
Sr.     - Senior
TAN     - Tax Anticipation Notes
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2008 was $10,855,783,670, which represented 43.10% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 7.6%; United Kingdom: 7.2%; France: 7.0%; other countries less than 5%: 10.1%.
(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2008.
(e) Demand security payable upon demand by the Fund with usually no more than seven calendar days' notice.
(f) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(h) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending on the timing of the demand.
(i) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at February 29, 2008 was $1,430,689,816, which represented 5.68% of the Fund's Net Assets.
(j) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(k) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(l)   Principal amount equals value at period end. See Note 1J.
(m) Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(n)   Also represents cost for federal income tax purposes.
(o) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.


12          SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS

February 29, 2008
(Unaudited)





                                                               PRINCIPAL
                                                                 AMOUNT
                                                    MATURITY     (000)          VALUE
-----------------------------------------------------------------------------------------

COMMERCIAL PAPER-69.73%(A)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/LEASES-0.36%

Fountain Square Commercial Funding Corp. 3.40%(b)   03/27/08    $ 30,000   $   29,926,333
=========================================================================================


ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-3.49%

Old Line Funding, LLC
  3.13%(b)                                          04/02/08      53,426       53,277,357
-----------------------------------------------------------------------------------------
  3.40%(b)                                          03/11/08      50,000       49,952,778
-----------------------------------------------------------------------------------------
Thunder Bay Funding, LLC
  3.12%(b)                                          04/08/08      75,000       74,753,000
-----------------------------------------------------------------------------------------
  3.30%(b)                                          03/12/08      60,491       60,430,005
-----------------------------------------------------------------------------------------
  3.40%(b)                                          03/11/08      54,151       54,099,857
=========================================================================================
                                                                              292,512,997
=========================================================================================


ASSET-BACKED SECURITIES-FULLY BACKED-2.68%

Curzon Funding Ltd./LLC (CEP-American
  International Group Inc.)
  3.25%(b)                                          03/19/08      50,000       49,918,750
-----------------------------------------------------------------------------------------
  3.32%(b)                                          04/01/08      75,000       74,785,583
-----------------------------------------------------------------------------------------
  3.40%(b)                                          03/28/08     100,000       99,745,000
=========================================================================================
                                                                              224,449,333
=========================================================================================


ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-3.96%

Concord Minutemen Capital Co., LLC-Series A
  (Multi CEP's-Liberty Hampshire Co., LLC; agent)
  3.30%(b)                                          03/12/08      20,000       19,979,833
-----------------------------------------------------------------------------------------
  3.35%(b)                                          04/18/08      26,392       26,274,116
-----------------------------------------------------------------------------------------
  3.50%(b)                                          03/20/08     100,000       99,815,278
-----------------------------------------------------------------------------------------
Crown Point Capital Co., LLC-Series A
  (Multi CEP's-Liberty Hampshire Co. LLC; agent)
  3.30%(b)                                          03/19/08      10,000        9,983,500
-----------------------------------------------------------------------------------------
  3.40%(b)                                          04/15/08      10,000        9,957,500
-----------------------------------------------------------------------------------------
  3.50%(b)                                          03/19/08      50,000       49,912,500
-----------------------------------------------------------------------------------------
Long Lane Master Trust IV-Series A, (CEP-Bank of
  America N.A.) 3.15%(b)                            03/10/08      21,600       21,582,990
-----------------------------------------------------------------------------------------
Variable Funding Capital Co., LLC (CEP-Wachovia
  Bank N.A.)
  3.13%(b)                                          04/01/08      20,000       19,946,094
-----------------------------------------------------------------------------------------
  3.20%(b)                                          03/19/08      75,000       74,880,000
=========================================================================================
                                                                              332,331,811
=========================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-23.78%

Amsterdam Funding Corp.
  3.95%(b)                                          03/13/08      50,000       49,934,167
-----------------------------------------------------------------------------------------
  4.40%(b)                                          03/06/08      81,700       81,650,072
-----------------------------------------------------------------------------------------
  4.45%(b)                                          03/07/08      34,000       33,974,783
-----------------------------------------------------------------------------------------
Atlantic Asset Securitization LLC
  3.15%(b)                                          03/24/08      75,000       74,849,062
-----------------------------------------------------------------------------------------
  3.22%(b)                                          04/28/08      75,000       74,610,917
-----------------------------------------------------------------------------------------
  3.32%(b)                                          03/25/08      34,855       34,777,854
-----------------------------------------------------------------------------------------
  3.90%(b)                                          03/17/08     100,000       99,826,667
-----------------------------------------------------------------------------------------
  3.92%(b)                                          03/14/08      96,050       95,914,036
-----------------------------------------------------------------------------------------
Barton Capital LLC
  4.00%(b)                                          03/06/08      50,000       49,972,222
-----------------------------------------------------------------------------------------
  4.15%(b)                                          03/05/08      50,000       49,976,944
-----------------------------------------------------------------------------------------
Clipper Receivables Co., LLC
  3.20%(b)                                          03/03/08     100,000       99,982,222
-----------------------------------------------------------------------------------------
  3.35%(b)(c)                                       03/03/08     100,000       99,981,389
-----------------------------------------------------------------------------------------
CRC Funding, LLC
  4.20%(b)                                          03/11/08      50,000       49,941,667
-----------------------------------------------------------------------------------------
  4.32%(b)                                          03/04/08      75,000       74,973,000
-----------------------------------------------------------------------------------------
  4.45%(b)                                          03/03/08     100,000       99,975,278
-----------------------------------------------------------------------------------------
Fairway Finance Co., LLC
  3.20%(b)                                          03/14/08      75,000       74,913,333
-----------------------------------------------------------------------------------------
  3.25%(b)                                          04/25/08      30,000       29,851,042
-----------------------------------------------------------------------------------------
  3.34%(b)                                          03/14/08      54,000       53,934,870
-----------------------------------------------------------------------------------------
  3.40%(b)                                          03/13/08     100,000       99,886,667
-----------------------------------------------------------------------------------------
  3.95%(b)                                          03/07/08      50,000       49,967,083
-----------------------------------------------------------------------------------------
Gemini Securitization Corp. LLC
  3.12%(b)                                          04/07/08      50,000       49,839,667
-----------------------------------------------------------------------------------------
  3.15%(b)                                          03/04/08      50,143       50,129,837
-----------------------------------------------------------------------------------------
  3.17%(b)                                          03/20/08      75,000       74,874,521
-----------------------------------------------------------------------------------------
  3.30%(b)                                          03/10/08      95,000       94,921,625
-----------------------------------------------------------------------------------------
Sheffield Receivables Corp.
  3.12%(b)                                          03/25/08      50,000       49,896,167
-----------------------------------------------------------------------------------------
  3.14%(b)                                          04/07/08      51,500       51,333,798
-----------------------------------------------------------------------------------------
  3.15%(b)                                          04/07/08      75,000       74,757,188
-----------------------------------------------------------------------------------------
  3.38%(b)                                          03/03/08      50,000       49,990,611
-----------------------------------------------------------------------------------------
Windmill Funding Corp.
  4.40%(b)                                          03/06/08      43,750       43,723,264
-----------------------------------------------------------------------------------------
  4.45%(b)                                          03/07/08      75,000       74,944,375
=========================================================================================
                                                                            1,993,304,328
=========================================================================================



13          SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                               PRINCIPAL
                                                                 AMOUNT
                                                    MATURITY     (000)          VALUE
-----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-TRADE RECEIVABLES-2.23%

CAFCO, LLC
  3.60%(b)                                          03/18/08    $ 50,000   $   49,915,000
-----------------------------------------------------------------------------------------
  3.92%(b)                                          03/18/08      36,915       36,846,666
-----------------------------------------------------------------------------------------
  3.94%(b)                                          03/12/08     100,000       99,879,611
=========================================================================================
                                                                              186,641,277
=========================================================================================


CONSUMER FINANCE-9.06%

American Express Credit Corp.
  2.98%                                             04/18/08      75,000       74,702,000
-----------------------------------------------------------------------------------------
  3.14%                                             03/13/08      25,000       24,973,833
-----------------------------------------------------------------------------------------
  4.32%                                             03/05/08     100,000       99,952,000
-----------------------------------------------------------------------------------------
American Honda Finance Corp.
  3.00%                                             03/10/08     102,000      101,923,500
-----------------------------------------------------------------------------------------
  3.50%                                             03/12/08      24,000       23,974,333
-----------------------------------------------------------------------------------------
  3.80%                                             03/12/08       5,000        4,994,194
-----------------------------------------------------------------------------------------
  3.80%                                             03/14/08      40,000       39,945,111
-----------------------------------------------------------------------------------------
Toyota Motor Credit Corp.
  2.86%                                             04/21/08      50,000       49,797,417
-----------------------------------------------------------------------------------------
  2.88%                                             04/25/08      75,000       74,670,000
-----------------------------------------------------------------------------------------
  2.90%                                             04/10/08     100,000       99,677,778
-----------------------------------------------------------------------------------------
  2.99%                                             03/28/08      50,000       49,887,875
-----------------------------------------------------------------------------------------
  3.02%                                             03/26/08      75,000       74,842,708
-----------------------------------------------------------------------------------------
  3.83%                                             03/13/08      40,000       39,948,933
=========================================================================================
                                                                              759,289,682
=========================================================================================


DIVERSIFIED BANKS-17.07%

Bank of America Corp.
  2.95%                                             04/16/08     100,000       99,623,056
-----------------------------------------------------------------------------------------
  2.95%                                             04/22/08     100,000       99,573,889
-----------------------------------------------------------------------------------------
  2.96%                                             04/21/08     100,000       99,580,667
-----------------------------------------------------------------------------------------
  2.99%                                             04/04/08      80,000       79,774,467
-----------------------------------------------------------------------------------------
Citigroup Funding Inc.
  3.02%                                             03/27/08      75,000       74,836,417
-----------------------------------------------------------------------------------------
  3.10%                                             04/10/08      80,000       79,724,444
-----------------------------------------------------------------------------------------
  3.10%                                             04/11/08      85,000       84,699,903
-----------------------------------------------------------------------------------------
  3.10%                                             04/14/08     100,000       99,621,111
-----------------------------------------------------------------------------------------
  3.10%                                             04/18/08      75,000       74,690,000
-----------------------------------------------------------------------------------------
JP Morgan Chase & Co.
  2.93%                                             04/11/08      90,000       89,699,675
-----------------------------------------------------------------------------------------
  2.96%                                             04/11/08      75,000       74,747,167
-----------------------------------------------------------------------------------------
  3.06%                                             03/06/08      50,000       49,978,750
-----------------------------------------------------------------------------------------
  3.10%                                             03/28/08     100,000       99,767,500
-----------------------------------------------------------------------------------------
  3.12%                                             03/25/08     100,000       99,792,000
-----------------------------------------------------------------------------------------
State Street Corp.
  2.92%                                             04/09/08      50,000       49,841,833
-----------------------------------------------------------------------------------------
  3.04%                                             03/04/08      75,000       74,981,000
-----------------------------------------------------------------------------------------
Wells Fargo & Co.
  3.17%                                             03/18/08     100,000       99,850,306
=========================================================================================
                                                                            1,430,782,185
=========================================================================================


DIVERSIFIED CAPITAL MARKETS-1.19%

Merrill Lynch & Co. Inc. 3.15%                      03/24/08     100,000       99,798,750
=========================================================================================


INDUSTRIAL CONGLOMERATES-1.67%

General Electric Co.
  3.00%                                             03/27/08     100,000       99,783,333
-----------------------------------------------------------------------------------------
  3.85%                                             03/14/08      40,000       39,944,389
=========================================================================================
                                                                              139,727,722
=========================================================================================


MULTI-LINE INSURANCE-2.76%

AIG Funding, Inc. 2.86%                             04/17/08      25,000       24,906,653
-----------------------------------------------------------------------------------------
Hartford Financial Services Group
  2.97%(b)                                          04/09/08      32,170       32,066,493
-----------------------------------------------------------------------------------------
Prudential Funding, LLC
  2.89%                                             04/11/08      75,000       74,753,146
-----------------------------------------------------------------------------------------
  3.00%                                             03/26/08     100,000       99,791,667
=========================================================================================
                                                                              231,517,959
=========================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-1.48%

General Electric Capital Services Inc.
  2.89%                                             04/18/08      75,000       74,711,000
-----------------------------------------------------------------------------------------
  2.91%                                             04/21/08      50,000       49,793,875
=========================================================================================
                                                                              124,504,875
=========================================================================================
     Total Commercial Paper (Cost $5,844,787,252)                           5,844,787,252
=========================================================================================



MASTER NOTE AGREEMENTS-9.28%(d)

Goldman Sachs Credit Partners L.P. (Acquired
  02/26/08; Cost: $300,000,000)
  3.25%(b)(e)(f)                                    04/25/08     300,000      300,000,000
-----------------------------------------------------------------------------------------
Lehman Brothers Inc.,
  3.28%(b)(c)(f)(g)                                       --     200,000      200,000,000
-----------------------------------------------------------------------------------------
  3.33%(b)(c)(f)(g)                                       --      23,000       23,000,000
-----------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  3.33%(b)(c)(f)(g)                                       --     255,000      255,000,000
=========================================================================================
     Total Master Note Agreements (Cost
       $778,000,000)                                                          778,000,000
=========================================================================================



CERTIFICATES OF DEPOSIT-1.79%

Comerica Bank
  3.14%                                             04/03/08      50,000       50,000,000
-----------------------------------------------------------------------------------------
  3.14%                                             04/04/08     100,000      100,000,000
=========================================================================================
     Total Certificates of Deposit (Cost
       $150,000,000)                                                          150,000,000
=========================================================================================



14          SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                               PRINCIPAL
                                                                 AMOUNT
                                                    MATURITY     (000)          VALUE
-----------------------------------------------------------------------------------------

BANK NOTES-0.89%

DIVERSIFIED BANKS-0.89%

Wells Fargo Bank, N.A. 3.05% (Cost $75,000,000)     03/17/08    $ 75,000   $   75,000,000
=========================================================================================



U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-0.50%

FEDERAL HOME LOAN BANK (FHLB)-0.50%

Unsec. Disc. Notes, 2.00%(a)(c)
(Cost $41,495,389)                                  03/03/08      41,500       41,495,389
=========================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-82.19% (Cost $6,889,282,641)                                  6,889,282,641
_________________________________________________________________________________________
=========================================================================================






                                                      REPURCHASE
                                                        AMOUNT

REPURCHASE AGREEMENTS-18.06%(H)

Barclays Capital Inc., Joint agreement dated
  02/29/08, aggregate maturing value
  $1,000,265,000 (collateralized by U.S.
  Government sponsored obligations valued at
  $1,020,000,000; 4.50%-7.50%, 11/01/18-11/01/47)
  3.18%, 03/03/08                                     250,066,250      250,000,000
----------------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $1,000,265,000 (collateralized by U.S.
  Government sponsored obligations valued at
  $1,020,000,000; 4.50%-7.00%, 08/01/18-01/01/38)
  3.18%, 03/03/08                                     813,696,046      813,479,474
----------------------------------------------------------------------------------
RBC Capital Markets Corp., Joint agreement dated
  02/29/08, maturing value $250,064,792
  (collateralized by U.S. Government sponsored
  obligations valued at $255,001,027; 3.50%-5.80%,
  02/12/10-01/14/15) 3.18%, 03/03/08                  400,106,000      400,000,000
----------------------------------------------------------------------------------
Societe Generale S.A., Joint agreement dated
  02/29/08, aggregate maturing value $150,038,875
  (collateralized by U.S. Government obligations
  valued at $153,002,461; 0%-4.80%, 05/02/08-
  10/15/23) 3.18%, 03/03/08                            50,013,250       50,000,000
==================================================================================
     Total Repurchase Agreements (Cost
       $1,513,479,474)                                               1,513,479,474
==================================================================================
TOTAL INVESTMENTS-100.25% (Cost
  $8,402,762,115)(i)(j)                                              8,402,762,115
==================================================================================
OTHER ASSETS LESS LIABILITIES-(0.25)%                                  (21,236,097)
==================================================================================
NET ASSETS-100.00%                                                  $8,381,526,018
__________________________________________________________________________________
==================================================================================



Investment Abbreviations:

CEP     - Credit Enhancement Provider
Disc.   - Discounted
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2008 was $3,869,232,572, which represented 46.16% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending on the timing of the demand.
(e) Security considered to be illiquid. The Fund is limited to investing 10 % of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at February 29, 2008 represented 3.58% of the Fund's Net Assets.
(f) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2008.
(g) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(h)   Principal amount equals value at period end. See Note 1J.
(i)   Also represents cost for federal income tax purposes.
(j) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.


15          SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO
SCHEDULE OF INVESTMENTS

February 29, 2008
(Unaudited)




                                                                 PRINCIPAL
                                                                   AMOUNT
                                                     MATURITY      (000)           VALUE
--------------------------------------------------------------------------------------------

U.S. TREASURY SECURITIES-29.96%

U.S. TREASURY BILLS-29.04%(A)

  4.08%                                              03/06/08     $100,000    $   99,943,333
--------------------------------------------------------------------------------------------
  4.24%                                              03/06/08      100,000        99,941,042
--------------------------------------------------------------------------------------------
  4.09%                                              03/13/08      100,000        99,863,633
--------------------------------------------------------------------------------------------
  4.07%                                              03/20/08      125,000       124,731,427
--------------------------------------------------------------------------------------------
  4.15%                                              03/20/08      125,000       124,726,215
--------------------------------------------------------------------------------------------
  3.00%                                              03/27/08      150,000       149,675,000
--------------------------------------------------------------------------------------------
  3.13%                                              03/27/08      150,000       149,661,458
--------------------------------------------------------------------------------------------
  4.01%                                              04/03/08      100,000        99,632,417
--------------------------------------------------------------------------------------------
  4.14%                                              04/17/08      100,000        99,460,022
--------------------------------------------------------------------------------------------
  4.19%                                              04/17/08      100,000        99,452,972
--------------------------------------------------------------------------------------------
  2.92%                                              04/24/08      100,000        99,562,750
--------------------------------------------------------------------------------------------
  2.18%                                              05/08/08      250,000       248,969,611
--------------------------------------------------------------------------------------------
  2.25%                                              05/15/08      100,000        99,532,083
--------------------------------------------------------------------------------------------
  3.14%                                              05/15/08      100,000        99,345,833
--------------------------------------------------------------------------------------------
  2.24%                                              05/22/08      150,000       149,236,375
--------------------------------------------------------------------------------------------
  2.16%                                              06/05/08      100,000        99,425,333
--------------------------------------------------------------------------------------------
  3.20%                                              06/12/08      200,000       198,171,750
--------------------------------------------------------------------------------------------
  3.18%                                              06/19/08      100,000        99,026,806
--------------------------------------------------------------------------------------------
  3.28%                                              06/19/08      150,000       148,496,667
--------------------------------------------------------------------------------------------
  3.18%                                              06/26/08      100,000        98,966,337
--------------------------------------------------------------------------------------------
  3.33%                                              06/26/08      150,000       148,379,063
--------------------------------------------------------------------------------------------
  2.42%                                              07/03/08      100,000        99,168,167
--------------------------------------------------------------------------------------------
  2.27%                                              07/10/08      100,000        99,175,792
--------------------------------------------------------------------------------------------
  2.34%                                              07/10/08      100,000        99,150,319
--------------------------------------------------------------------------------------------
  2.44%                                              07/17/08      150,000       148,597,000
--------------------------------------------------------------------------------------------
  2.25%                                              07/24/08      100,000        99,093,347
--------------------------------------------------------------------------------------------
  2.07%                                              07/31/08      150,000       148,688,367
--------------------------------------------------------------------------------------------
  2.40%                                              07/31/08      150,000       148,483,167
--------------------------------------------------------------------------------------------
  2.08%                                              08/07/08      150,000       148,622,000
--------------------------------------------------------------------------------------------
  2.11%                                              08/14/08      150,000       148,544,042
--------------------------------------------------------------------------------------------
  2.11%                                              08/21/08      175,000       173,229,754
============================================================================================
                                                                               3,948,952,082
============================================================================================


U.S. TREASURY NOTES-0.92%

  2.63%                                              05/15/08      125,000       124,545,785
============================================================================================
     Total U.S. Treasury Securities (Cost
       $4,073,497,867)                                                         4,073,497,867
============================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-29.96% (Cost $4,073,497,867)                                     4,073,497,867
____________________________________________________________________________________________
============================================================================================





                                                       REPURCHASE
                                                         AMOUNT            VALUE
-------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-70.24%(b)

ABN AMRO Bank N.V., Agreement dated 02/29/08,
  maturing value $250,037,500 (collateralized by
  U.S. Government obligations valued at
  $255,000,392; 2.75%-5.50%, 02/28/13-08/15/28)
  1.80%, 03/03/08                                    $  250,037,500   $   250,000,000
-------------------------------------------------------------------------------------
Banc of America Securities LLC, Joint agreement
  dated 02/29/08, aggregate maturing value
  $150,020,625 (collateralized by U.S. Government
  obligations valued at $153,000,901; 2.00%-6.25%,
  02/28/10-08/15/23) 1.65%, 03/03/08                        507,439           507,369
-------------------------------------------------------------------------------------
Banc of America Securities LLC, Joint agreement
  dated 02/29/08, aggregate maturing value
  $650,089,375 (collateralized by U.S. Government
  obligations valued at $663,000,146; 2.00%-5.13%,
  07/31/09-06/30/11) 1.65%, 03/03/08                    650,089,375       650,000,000
-------------------------------------------------------------------------------------
Barclays Capital Inc., Agreement dated 02/29/08,
  maturing value $1,000,150,000 (collateralized by
  U.S. Government obligations valued at
  $1,020,000,063; 2.63%-6.00%; 05/15/08-07/15/12)
  1.80%, 03/03/08                                     1,000,150,000     1,000,000,000
-------------------------------------------------------------------------------------
BNP Paribas Securities Corp., Agreement dated
  02/29/08, maturing value $700,105,000
  (collateralized by U.S. Government obligations
  valued at $714,000,343; 2.00%-2.50%, 01/15/14-
  07/15/16) 1.80%, 03/03/08                             700,105,000       700,000,000
-------------------------------------------------------------------------------------
CIBC World Markets, Inc., Agreement dated
  02/29/08, maturing value $100,015,000
  (collateralized by U.S. Government obligations
  valued at $102,001,384; 3.13%-6.00%, 09/15/08-
  05/15/37) 1.80%, 03/03/08                             100,015,000       100,000,000
-------------------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $650,000,984 (collateralized by U.S. Government
  obligations valued at $663,001,003; 2.38%-5.13%;
  05/31/08-01/15/25) 1.75%, 03/03/08                    500,072,917       500,000,000
-------------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Agreement
  dated 02/29/08, maturing value $500,075,000
  (collateralized by U.S. Government obligations
  valued at $510,002,048; 7.50%-8.00%, 11/15/21-
  11/15/24) 1.80%, 03/03/08                             500,075,000       500,000,000
-------------------------------------------------------------------------------------
Deutsche Bank Securities Inc., Agreement dated
  02/29/08, maturing value $1,700,255,000
  (collateralized by U.S. Government obligations
  valued at $1,734,000,924; 0%-8.50%, 06/26/08-
  08/15/28) 1.80%, 03/03/08                           1,700,255,000     1,700,000,000
-------------------------------------------------------------------------------------

16          SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO



                                                       REPURCHASE
                                                         AMOUNT            VALUE
-------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Fortis Securities LLC, Agreement dated 02/29/08,
  maturing value $1,000,150,000 (collateralized by
  U.S. Government obligations valued at
  $1,020,000,801; 2.00%- 8.88%, 04/15/12-02/15/38)
  1.80%, 03/03/08                                    $1,000,150,000    $1,000,000,000
-------------------------------------------------------------------------------------
Greenwich Capital Markets, Inc., Agreement dated
  02/29/08, maturing value $500,077,083
  (collateralized by U.S. Government obligations
  valued at $510,004,220; 1.63%-4.25%, 01/15/09-
  04/15/32) 1.85%, 03/03/08                             500,077,083       500,000,000
-------------------------------------------------------------------------------------
Harris Nesbitt Corp., Agreement dated 02/29/08,
  maturing value $200,030,000 (collateralized by
  U.S. Government obligations valued at
  $204,000,411; 5.50%-7.13%, 02/15/23-08/15/28)
  1.80%, 03/03/08                                       200,030,000       200,000,000
-------------------------------------------------------------------------------------
JPMorgan Securities Inc., Joint agreement dated
  02/29/08, aggregate maturing value $650,097,500
  (collateralized by U.S. Government obligations
  valued at $663,007,984; 3.25%-5.00%, 12/31/09-
  02/15/12) 1.80%, 03/03/08                             500,075,000       500,000,000
-------------------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.,
  Agreement dated 02/29/08, maturing value
  $500,072,917 (collateralized by U.S. Government
  obligations valued at $510,000,285; 4.25%-5.63%,
  05/15/08-08/15/14) 1.75%, 03/03/08                    500,072,917       500,000,000
-------------------------------------------------------------------------------------
Morgan Stanley, Agreement dated 02/29/08, maturing
  value $250,037,500 (collateralized by a U.S.
  Government obligation valued at $255,495,417;
  1.63%, 01/15/18) 1.80%, 03/03/08                      250,037,500       250,000,000
-------------------------------------------------------------------------------------
Societe Generale S.A., Agreement dated 02/29/08,
  maturing value $200,035,833 (collateralized by
  U.S. Government obligations valued at
  $204,000,458; 0%-3.13%, 08/28/08-11/30/09)
  2.15%, 03/03/08                                       200,035,833       200,000,000
-------------------------------------------------------------------------------------
Societe Generale S.A., Agreement dated 02/29/08,
  maturing value $500,075,000 (collateralized by
  U.S. Government obligations valued at
  $510,000,493; 3.63%-7.63%, 02/15/25-04/15/28)
  1.80%, 03/03/08                                       500,075,000       500,000,000
-------------------------------------------------------------------------------------
UBS Securities LLC, Agreement dated 02/29/08,
  maturing value $500,075,000 (collateralized by
  U.S. Government obligations valued at
  $510,001,115; 0.00%, 11/15/19-08/15/34) 1.80%,
  03/03/08                                              500,075,000       500,000,000
=====================================================================================
     Total Repurchase Agreements (Cost
       $9,550,507,369)                                                  9,550,507,369
=====================================================================================
TOTAL INVESTMENTS-100.20% (Cost
  $13,624,005,236)(c)                                                  13,624,005,236
=====================================================================================
OTHER ASSETS LESS LIABILITIES-(0.20)%                                     (26,606,821)
=====================================================================================
NET ASSETS-100.00%                                                    $13,597,398,415
_____________________________________________________________________________________
=====================================================================================



Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)   Principal amount equals value at period end. See Note 1J.
(c)   Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.


17          SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO
SCHEDULE OF INVESTMENTS

February 29, 2008
(Unaudited)




                                                              PRINCIPAL
                                                                AMOUNT
                                                    MATURITY    (000)          VALUE
----------------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-51.52%

FEDERAL FARM CREDIT BANK (FFCB)-4.49%

Floating Rate Bonds(a)
  3.00%                                             05/02/08   $ 30,000   $   29,998,993
----------------------------------------------------------------------------------------
  3.07%                                             01/14/09    100,000       99,991,398
----------------------------------------------------------------------------------------
  3.04%                                             03/17/09     75,000       75,000,000
========================================================================================
                                                                             204,990,391
========================================================================================


FEDERAL HOME LOAN BANK (FHLB)-32.62%

Unsec. Bonds
  2.82%                                             06/30/08     29,500       29,500,000
----------------------------------------------------------------------------------------
  2.85%                                             07/01/08     30,000       30,000,000
----------------------------------------------------------------------------------------
  4.57%                                             11/28/08     75,000       75,000,000
----------------------------------------------------------------------------------------
  2.90%                                             02/27/09     60,000       60,000,000
----------------------------------------------------------------------------------------
  2.85%                                             03/04/09    100,000      100,000,000
----------------------------------------------------------------------------------------
Unsec. Disc. Notes(b)
  2.70%                                             05/14/08     70,000       69,611,500
----------------------------------------------------------------------------------------
  4.16%                                             05/14/08     46,433       46,035,469
----------------------------------------------------------------------------------------
  2.71%                                             05/23/08     50,000       49,687,597
----------------------------------------------------------------------------------------
  4.16%                                             05/28/08     20,500       20,291,789
----------------------------------------------------------------------------------------
  4.14%                                             06/18/08     38,000       37,523,670
----------------------------------------------------------------------------------------
  2.57%                                             07/30/08    105,000      103,868,129
----------------------------------------------------------------------------------------
Unsec. Floating Rate Bonds(a)
  3.26%                                             12/12/08     25,000       25,000,000
----------------------------------------------------------------------------------------
  3.11%                                             02/13/09     75,000       75,000,000
----------------------------------------------------------------------------------------
  3.02%                                             02/17/09     95,000       95,000,000
----------------------------------------------------------------------------------------
  2.87%                                             02/27/09     75,000       75,031,894
----------------------------------------------------------------------------------------
  4.69%                                             03/26/09    100,000      100,000,000
----------------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds(a)
  2.94%                                             08/15/08     80,000       80,023,319
----------------------------------------------------------------------------------------
  2.93%                                             08/21/08    100,000      100,039,199
----------------------------------------------------------------------------------------
  4.84%                                             09/17/08     50,000       49,987,900
----------------------------------------------------------------------------------------
  3.24%                                             02/19/09     75,000       75,000,000
----------------------------------------------------------------------------------------
  2.88%                                             05/27/09    132,000      132,056,455
----------------------------------------------------------------------------------------
Unsec. Global Bonds
  3.00%                                             03/04/09     60,000       60,000,000
========================================================================================
                                                                           1,488,656,921
========================================================================================


FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-6.18%

Series M006, Class A, Taxable
  Multi-Family VRD Ctfs.
  3.12%(c)                                          10/15/45     20,977       20,977,125
----------------------------------------------------------------------------------------
Sr. Unsec. Disc. Notes(b)
  4.18%                                             04/25/08     50,000       49,680,694
----------------------------------------------------------------------------------------
  4.03%                                             05/23/08     43,051       42,650,996
----------------------------------------------------------------------------------------
Sr. Unsec. Floating Rate Medium Term Notes
  2.97%(a)                                          03/26/08     18,000       17,999,747
----------------------------------------------------------------------------------------
Sr. Unsec. Medium Term Notes
  4.16%                                             01/09/09     54,000       54,000,000
----------------------------------------------------------------------------------------
  2.80%                                             02/12/09     97,000       97,000,000
========================================================================================
                                                                             282,308,562
========================================================================================


FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-8.23%

Sr. Unsec. Disc. Notes(b)
  4.19%                                             03/05/08     50,000       49,976,722
----------------------------------------------------------------------------------------
  4.24%                                             03/12/08     50,000       49,935,299
----------------------------------------------------------------------------------------
  4.16%                                             03/20/08     50,000       49,890,222
----------------------------------------------------------------------------------------
  4.21%                                             04/07/08     50,000       49,783,653
----------------------------------------------------------------------------------------
  4.99%                                             04/25/08     30,000       29,771,521
----------------------------------------------------------------------------------------
  5.00%                                             05/12/08     30,000       29,700,000
----------------------------------------------------------------------------------------
  5.01%                                             05/12/08     20,000       19,799,600
----------------------------------------------------------------------------------------
  4.01%                                             06/04/08     73,000       72,227,518
----------------------------------------------------------------------------------------
  5.01%                                             06/06/08     25,000       24,662,521
========================================================================================
                                                                             375,747,056
========================================================================================
     Total U.S. Government Sponsored Agency
       Securities (Cost $2,351,702,930)                                    2,351,702,930
========================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-51.52% (Cost $2,351,702,930)                                 2,351,702,930
________________________________________________________________________________________
========================================================================================





                                                      REPURCHASE
                                                        AMOUNT

REPURCHASE AGREEMENTS-52.14%(D)

ABN AMRO Bank N.V., Joint agreement dated
  02/29/08, aggregate maturing value $250,064,167
  (collateralized by U.S. Government sponsored
  obligations valued at $255,003,204; 0%-6.63%,
  04/04/08-05/12/20) 3.08%, 03/03/08                  230,059,033      230,000,000
----------------------------------------------------------------------------------
Banc of America Securities LLC, Joint agreement
  dated 02/29/08, aggregate maturing value
  $250,063,750 (collateralized by U.S. Government
  sponsored obligations valued at $255,000,681;
  0%-5.25%, 05/27/08-01/16/09) 3.06%, 03/03/08        230,058,650      230,000,000
----------------------------------------------------------------------------------

18          SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                      REPURCHASE
                                                        AMOUNT           VALUE
----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Barclays Capital Inc., Joint agreement dated
  02/29/08, aggregate maturing value $303,571,795
  (collateralized by U.S. Government sponsored
  obligations valued at $309,563,501; 3.75%-5.13%,
  05/07/10-05/27/15) 3.11%, 03/03/08                 $195,050,538     $195,000,000
----------------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 02/29/08, aggregate maturing value
  $250,064,583 (collateralized by U.S. Government
  sponsored obligations valued at $255,000,277;
  3.75%-5.25%, 09/02/08-12/15/16) 3.10%, 03/03/08     230,059,417      230,000,000
----------------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $250,064,583 (collateralized by U.S. Government
  sponsored obligations valued at $255,000,662;
  4.57%-6.63%, 04/18/08-11/15/30) 3.10%, 03/03/08     230,059,417      230,000,000
----------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
  agreement dated 02/29/08, aggregate maturing
  value $250,064,792 (collateralized by a U.S.
  Government sponsored obligation valued at
  $255,001,692; 0%, 08/27/08) 3.11%, 03/03/08         175,045,354      175,000,000
----------------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $300,077,500 (collateralized by U.S. Government
  sponsored obligations valued at $306,000,622;
  2.75%-6.25%, 03/15/08-06/01/37) 3.10%, 03/03/08      74,689,218       74,669,928
----------------------------------------------------------------------------------
Fortis Securities LLC, Joint agreement dated
  02/29/08, aggregate maturing value $275,070,813
  (collateralized by U.S. Government sponsored
  obligations valued at $280,500,187; 0%-5.25%,
  05/05/08-06/05/17) 3.09%, 03/03/08                  255,065,663      255,000,000
----------------------------------------------------------------------------------
RBC Capital Markets Corp., Joint agreement dated
  02/29/08, aggregate maturing value $250,064,792
  (collateralized by U.S. Government sponsored
  obligations valued at $255,001,027; 3.50%-5.80%,
  02/12/10-01/14/15) 3.11%, 03/03/08                  150,038,875      150,000,000
----------------------------------------------------------------------------------
Societe Generale S.A., Joint agreement dated
  02/29/08, aggregate maturing value $150,038,875
  (collateralized by U.S. Government sponsored
  obligations valued at $153,002,461; 0%-4.80%,
  05/02/08-10/15/23) 3.11%, 03/03/08                  130,033,692      130,000,000
----------------------------------------------------------------------------------
Wachovia Bank, N.A., Joint agreement dated
  02/29/08, aggregate maturing value $500,128,750
  (collateralized by U.S. Government sponsored
  obligations valued at $510,000,238; 0%-7.25%,
  07/15/09-03/14/36) 3.09%, 03/03/08                  480,123,600      480,000,000
==================================================================================
     Total Repurchase Agreements (Cost
       $2,379,669,928)                                               2,379,669,928
==================================================================================
TOTAL INVESTMENTS-103.66% (Cost $4,731,372,858)(e)                   4,731,372,858
==================================================================================
OTHER ASSETS LESS LIABILITIES-(3.66)%                                 (167,101,562)
==================================================================================
NET ASSETS-100.00%                                                  $4,564,271,296
__________________________________________________________________________________
==================================================================================



Investment Abbreviations:

Ctfs.   - Certificates
Disc.   - Discounted
Sr.     - Senior
Unsec.  - Unsecured
VRD     - Variable Rate Demand


Notes to Schedule of Investments:
(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2008.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2008.
(d)  Principal amount equals value at period end. See Note 1J.
(e)  Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.


19          SHORT-TERM INVESTMENTS TRUST

GOVERNMENT TAXADVANTAGE PORTFOLIO
SCHEDULE OF INVESTMENTS

February 29, 2008
(Unaudited)




                                                               PRINCIPAL
                                                                 AMOUNT
                                                    MATURITY     (000)         VALUE
---------------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-102.22%

FEDERAL FARM CREDIT BANK (FFCB)-10.07%

Floating Rate Bonds,(a) 3.00%                       05/02/08    $ 20,000   $ 19,999,329
---------------------------------------------------------------------------------------
2.99%                                               10/27/08      35,000     34,999,864
---------------------------------------------------------------------------------------
3.04%                                               03/17/09      40,000     40,000,000
=======================================================================================
                                                                             94,999,193
=======================================================================================


FEDERAL HOME LOAN BANK (FHLB)-92.15%

Unsec. Bonds,
  2.82%                                             06/30/08      20,000     20,000,000
---------------------------------------------------------------------------------------
  4.57%                                             11/28/08      10,000     10,000,000
---------------------------------------------------------------------------------------
  2.90%                                             02/27/09      20,000     20,000,000
---------------------------------------------------------------------------------------
  2.85%                                             03/04/09      10,000     10,000,000
---------------------------------------------------------------------------------------
Unsec. Disc. Notes,(b)
  2.00%(c)                                          03/03/08     258,500    258,471,278
---------------------------------------------------------------------------------------
  2.83%                                             03/05/08       7,562      7,559,622
---------------------------------------------------------------------------------------
  4.61%                                             03/05/08       6,193      6,189,828
---------------------------------------------------------------------------------------
  2.85%                                             03/10/08      50,000     49,964,375
---------------------------------------------------------------------------------------
  2.85%                                             03/19/08     152,663    152,445,455
---------------------------------------------------------------------------------------
  2.89%                                             03/24/08      27,110     27,059,944
---------------------------------------------------------------------------------------
  3.01%                                             03/28/08      20,000     19,954,850
---------------------------------------------------------------------------------------
  2.75%                                             04/09/08      15,000     14,955,313
---------------------------------------------------------------------------------------
  2.68%                                             04/11/08      25,000     24,923,694
---------------------------------------------------------------------------------------
  4.19%                                             04/30/08      16,000     15,888,267
---------------------------------------------------------------------------------------
  2.66%                                             05/09/08      10,000      9,949,017
---------------------------------------------------------------------------------------
  2.70%                                             05/14/08      28,000     27,844,600
---------------------------------------------------------------------------------------
  4.16%                                             05/14/08      15,000     14,871,579
---------------------------------------------------------------------------------------
  2.71%                                             05/23/08      10,000      9,937,519
---------------------------------------------------------------------------------------
  2.57%                                             07/30/08      15,000     14,838,304
---------------------------------------------------------------------------------------
Unsec. Floating Rate Bonds,(a)
  3.11%                                             11/20/08      50,000     50,000,000
---------------------------------------------------------------------------------------
  3.26%                                             12/12/08      20,000     20,000,000
---------------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,(a)
  2.97%                                             03/14/08      15,000     14,999,810
---------------------------------------------------------------------------------------
  2.94%                                             08/15/08      20,000     20,005,830
---------------------------------------------------------------------------------------
  2.93%                                             08/21/08      10,000     10,003,920
---------------------------------------------------------------------------------------
  4.84%                                             09/17/08      10,000      9,997,580
---------------------------------------------------------------------------------------
  3.24%                                             02/19/09      20,000     20,000,000
---------------------------------------------------------------------------------------
Unsec. Global Bonds,
  3.00%                                             03/04/09      10,000     10,000,000
=======================================================================================
                                                                            869,860,785
=======================================================================================
TOTAL INVESTMENTS(d)-102.22% (Cost $964,859,978)                            964,859,978
=======================================================================================
OTHER ASSETS LESS LIABILITIES-(2.22)%                                       (20,925,073)
=======================================================================================
NET ASSETS-100.00%                                                         $943,934,905
_______________________________________________________________________________________
=======================================================================================



Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2008.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d)   Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.


20          SHORT-TERM INVESTMENTS TRUST

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2008
(Unaudited)




                                                                                                     GOVERNMENT &     GOVERNMENT
                                                LIQUID ASSETS      STIC PRIME         TREASURY          AGENCY       TAXADVANTAGE
                                                  PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO       PORTFOLIO
--------------------------------------------   ---------------   --------------   ---------------   --------------   ------------

ASSETS:

Investments, at value                          $21,118,522,527   $6,889,282,641   $ 4,073,497,867   $2,351,702,930   $964,859,978
============================================   ===============   ==============   ===============   ==============   ============
Repurchase agreements, at value                  4,415,174,767    1,513,479,474     9,550,507,369    2,379,669,928             --
============================================   ===============   ==============   ===============   ==============   ============
     Total investments                          25,533,697,294    8,402,762,115    13,624,005,236    4,731,372,858    964,859,978
============================================   ===============   ==============   ===============   ==============   ============
Cash                                                   570,281               --                --               --        135,229
============================================   ===============   ==============   ===============   ==============   ============
Receivables for:
  Investments sold                                   2,155,000               --                --        6,847,277        960,349
============================================   ===============   ==============   ===============   ==============   ============
  Interest                                          67,174,037        1,382,726         1,440,237               --             --
============================================   ===============   ==============   ===============   ==============   ============
  Fund expenses absorbed                                46,094            8,341            33,867           16,934             --
============================================   ===============   ==============   ===============   ==============   ============
Investment for trustee deferred compensation
  and retirement plans                                 561,967          283,174           206,180           78,129         52,166
============================================   ===============   ==============   ===============   ==============   ============
Other assets                                           107,938          193,813           123,854           55,926         47,334
============================================   ===============   ==============   ===============   ==============   ============
     Total assets                               25,604,312,611    8,404,630,169    13,625,809,374    4,738,371,124    966,055,056
============================================   ===============   ==============   ===============   ==============   ============


LIABILITIES:

Payables for:
  Investments purchased                            337,254,491               --                --      160,000,000     20,000,000
============================================   ===============   ==============   ===============   ==============   ============
  Amount due custodian                                      --            9,080                --        1,683,340             --
============================================   ===============   ==============   ===============   ==============   ============
  Dividends                                         74,720,750       21,184,159        26,475,476       11,671,165      1,926,451
============================================   ===============   ==============   ===============   ==============   ============
Trustee deferred compensation and retirement
  plans                                              2,372,096        1,015,790           767,429          289,677         83,588
============================================   ===============   ==============   ===============   ==============   ============
Accrued distribution fees                              621,918          599,543           876,183          303,535         41,276
============================================   ===============   ==============   ===============   ==============   ============
Accrued trustees' and officer's fees and
  benefits                                              54,856           18,560            20,224           10,365          3,300
============================================   ===============   ==============   ===============   ==============   ============
Accrued transfer agent fees                            182,361           58,066            93,135           32,342          5,138
============================================   ===============   ==============   ===============   ==============   ============
Accrued operating expenses                             432,365          218,953           178,512          109,404         60,398
============================================   ===============   ==============   ===============   ==============   ============
     Total liabilities                             415,638,837       23,104,151        28,410,959      174,099,828     22,120,151
============================================   ===============   ==============   ===============   ==============   ============
Net assets applicable to shares outstanding    $25,188,673,774   $8,381,526,018   $13,597,398,415   $4,564,271,296   $943,934,905
============================================   ===============   ==============   ===============   ==============   ============


NET ASSETS CONSIST OF:

Shares of beneficial interest                  $25,186,459,283   $8,380,746,803   $13,595,480,735   $4,564,018,124   $943,919,991
============================================   ===============   ==============   ===============   ==============   ============
Undistributed net investment income                  2,056,836          779,259           320,499          244,231          4,636
============================================   ===============   ==============   ===============   ==============   ============
Undistributed net realized gain (loss)                 157,655              (44)        1,597,181            8,941         10,278
============================================   ===============   ==============   ===============   ==============   ============
                                               $25,188,673,774   $8,381,526,018   $13,597,398,415   $4,564,271,296   $943,934,905
============================================   ===============   ==============   ===============   ==============   ============



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21          SHORT-TERM INVESTMENTS TRUST

February 29, 2008
(Unaudited)


                                                                                                     GOVERNMENT &     GOVERNMENT
                                                LIQUID ASSETS      STIC PRIME         TREASURY          AGENCY       TAXADVANTAGE
                                                  PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO       PORTFOLIO
--------------------------------------------   ---------------   --------------   ---------------   --------------   ------------

NET ASSETS:

Institutional Class                            $19,152,295,803   $4,628,913,679   $ 4,818,424,382   $2,120,246,668   $690,811,599
============================================   ===============   ==============   ===============   ==============   ============
Private Investment Class                       $   985,695,331   $  768,972,214   $ 1,138,269,972   $  543,291,627   $ 39,996,218
============================================   ===============   ==============   ===============   ==============   ============
Personal Investment Class                      $    89,421,350   $  449,376,802   $   358,811,596   $   31,569,890   $ 12,443,030
============================================   ===============   ==============   ===============   ==============   ============
Cash Management Class                          $ 2,822,803,713   $1,621,233,257   $ 4,748,859,733   $  951,502,903   $ 47,478,690
============================================   ===============   ==============   ===============   ==============   ============
Reserve Class                                  $    26,663,356   $  118,084,854   $    71,672,086   $   85,549,634   $ 15,257,107
============================================   ===============   ==============   ===============   ==============   ============
Resource Class                                 $   890,921,115   $  519,633,163   $   514,359,409   $  308,684,033   $101,348,230
============================================   ===============   ==============   ===============   ==============   ============
Corporate Class                                $ 1,220,873,106   $  275,312,049   $ 1,947,001,237   $  523,426,541   $ 36,600,031
============================================   ===============   ==============   ===============   ==============   ============


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class                             19,150,458,390    4,629,426,001     4,817,669,314    2,120,138,245    690,777,544
============================================   ===============   ==============   ===============   ==============   ============
Private Investment Class                           985,658,050      769,086,563     1,138,112,267      543,253,826     40,020,116
============================================   ===============   ==============   ===============   ==============   ============
Personal Investment Class                           89,420,497      449,342,866       358,704,378       31,567,029     12,444,627
============================================   ===============   ==============   ===============   ==============   ============
Cash Management Class                            2,822,587,876    1,621,302,128     4,748,129,302      951,463,226     47,475,666
============================================   ===============   ==============   ===============   ==============   ============
Reserve Class                                       26,665,493      118,098,618        71,644,335       85,548,847     15,256,295
============================================   ===============   ==============   ===============   ==============   ============
Resource Class                                     890,865,835      519,608,201       514,275,226      308,658,163    101,349,138
============================================   ===============   ==============   ===============   ==============   ============
Corporate Class                                  1,220,802,640      275,312,410     1,946,935,469      523,424,020     36,599,991
============================================   ===============   ==============   ===============   ==============   ============
Net asset value, offering and redemption
  price per share for each class               $          1.00   $         1.00   $          1.00   $         1.00   $       1.00
============================================   ===============   ==============   ===============   ==============   ============
Cost of Investments                            $21,118,522,527   $6,889,282,641   $ 4,073,497,867   $2,351,702,930   $964,859,978
============================================   ===============   ==============   ===============   ==============   ============
Cost of Repurchase agreements                  $ 4,415,174,767   $1,513,479,474   $ 9,550,507,369   $2,379,669,928   $         --
============================================   ===============   ==============   ===============   ==============   ============
     Total Investments, at cost                $25,533,697,294   $8,402,762,115   $13,624,005,236   $4,731,372,858   $964,859,978
============================================   ===============   ==============   ===============   ==============   ============






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22          SHORT-TERM INVESTMENTS TRUST

STATEMENT OF OPERATIONS

For the six months ended February 29, 2008
(Unaudited)



                                                                                               GOVERNMENT &     GOVERNMENT
                                              LIQUID ASSETS     STIC PRIME       TREASURY         AGENCY       TAXADVANTAGE
                                                PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
-------------------------------------------   -------------    ------------    ------------    ------------    ------------

INVESTMENT INCOME:
Interest                                       $603,989,697    $172,393,043    $206,994,665     $86,528,830     $15,207,751
===========================================   =============    ============    ============    ============    ============


EXPENSES:

Advisory fees                                    18,752,586       5,488,671       8,002,957       1,935,972         539,182
===========================================   =============    ============    ============    ============    ============
Administrative services fees                        628,658         363,380         413,666         311,686         110,958
===========================================   =============    ============    ============    ============    ============
Custodian fees                                      586,106         150,541         229,217         101,099          17,857
===========================================   =============    ============    ============    ============    ============
Distribution fees:
  Private Investment Class                        2,351,320       1,737,854       2,577,810       1,390,163         106,919
===========================================   =============    ============    ============    ============    ============
  Personal Investment Class                         295,037       1,630,739       1,489,737         142,404          46,580
===========================================   =============    ============    ============    ============    ============
  Cash Management Class                           1,420,430         851,441       2,018,059         475,783          37,794
===========================================   =============    ============    ============    ============    ============
  Reserve Class                                     170,512         198,432         366,285         309,037          70,102
===========================================   =============    ============    ============    ============    ============
  Resource Class                                    920,043         548,253         460,895         286,770          75,965
===========================================   =============    ============    ============    ============    ============
  Corporate Class                                    92,637          45,763         143,824          58,414           1,530
===========================================   =============    ============    ============    ============    ============
Transfer agent fees                               1,125,155         329,320         480,177         174,237          31,744
===========================================   =============    ============    ============    ============    ============
Trustees' and officer's fees and benefits           411,193         131,980         144,705          62,504          18,001
===========================================   =============    ============    ============    ============    ============
Other                                               532,254         365,224         207,725         175,134         108,628
===========================================   =============    ============    ============    ============    ============
     Total expenses                              27,285,931      11,841,598      16,535,057       5,423,203       1,165,260
===========================================   =============    ============    ============    ============    ============
Less: Fees waived                                (8,302,742)     (3,847,109)     (5,027,526)     (1,217,021)       (495,852)
===========================================   =============    ============    ============    ============    ============
     Net expenses                                18,983,189       7,994,489      11,507,531       4,206,182         669,408
===========================================   =============    ============    ============    ============    ============
Net investment income                           585,006,508     164,398,554     195,487,134      82,322,648      14,538,343
===========================================   =============    ============    ============    ============    ============


REALIZED AND UNREALIZED GAIN FROM:

Net realized gain from investment
  securities                                      1,450,826           3,889       1,918,128              --           9,563
===========================================   =============    ============    ============    ============    ============
Net increase in net assets resulting from
  operations                                   $586,457,334    $164,402,443    $197,405,262     $82,322,648     $14,547,906
===========================================   =============    ============    ============    ============    ============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


23          SHORT-TERM INVESTMENTS TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 29, 2008 and the year ended August 31, 2007 (Unaudited)



                                                            LIQUID ASSETS PORTFOLIO                STIC PRIME PORTFOLIO
                                                      ----------------------------------    ---------------------------------
                                                        FEBRUARY 29,        AUGUST 31,       FEBRUARY 29,        AUGUST 31,
                                                            2008               2007              2008               2007
---------------------------------------------------   ----------------------------------    ---------------------------------

OPERATIONS:

  Net investment income                               $   585,006,508    $ 1,140,345,269    $  164,398,554    $   407,173,232
===================================================   ==================================    =================================
  Net realized gain                                         1,450,826            133,500             3,889                 --
===================================================   ==================================    =================================
     Net increase in net assets resulting from
       operations                                         586,457,334      1,140,478,769       164,402,443        407,173,232
===================================================   ==================================    =================================

Distributions to shareholders from net investment income:

  Institutional Class                                    (460,843,800)      (847,648,082)      (81,841,146)      (226,509,468)
===================================================   ==================================    =================================
  Private Investment Class                                (20,675,694)       (49,488,449)      (14,953,547)       (32,952,863)
===================================================   ==================================    =================================
  Personal Investment Class                                (1,625,478)        (3,210,986)       (8,840,590)       (16,145,867)
===================================================   ==================================    =================================
  Cash Management Class                                   (66,227,899)      (155,031,976)      (38,742,947)       (89,354,604)
===================================================   ==================================    =================================
  Reserve Class                                              (663,384)        (1,611,752)         (689,397)        (1,972,728)
===================================================   ==================================    =================================
  Resource Class                                          (20,837,197)       (58,030,918)      (12,208,813)       (23,002,200)
===================================================   ==================================    =================================
  Corporate Class                                         (14,134,650)       (25,322,944)       (7,122,118)       (17,235,487)
===================================================   ==================================    =================================
     Total distributions from net investment income      (585,008,102)    (1,140,345,107)     (164,398,558)      (407,173,217)
===================================================   ==================================    =================================

Distributions to shareholders from net realized gains:

  Institutional Class                                        (197,561)                --                --                 --
===================================================   ==================================    =================================
  Private Investment Class                                    (10,599)                --                --                 --
===================================================   ==================================    =================================
  Personal Investment Class                                      (899)                --                --                 --
===================================================   ==================================    =================================
  Cash Management Class                                       (26,909)                --                --                 --
===================================================   ==================================    =================================
  Reserve Class                                                  (320)                --                --                 --
===================================================   ==================================    =================================
  Resource Class                                               (9,119)                --                --                 --
===================================================   ==================================    =================================
  Corporate Class                                              (5,486)                --                --                 --
===================================================   ==================================    =================================
     Total distributions from net realized gains             (250,893)                --                --                 --
===================================================   ==================================    =================================
     Decrease in net assets resulting from
       distributions                                     (585,258,995)    (1,140,345,107)     (164,398,558)      (407,173,217)
===================================================   ==================================    =================================
Share transactions-net:

  Institutional Class                                   1,070,021,964      3,022,574,348     1,149,645,633     (1,244,349,920)
===================================================   ==================================    =================================
  Private Investment Class                                 99,890,680        (94,922,395)      136,159,362         41,516,502
===================================================   ==================================    =================================
  Personal Investment Class                                 8,013,696         16,970,552        39,436,809        110,746,298
===================================================   ==================================    =================================
  Cash Management Class                                  (575,219,289)       683,993,231      (525,294,235)       767,567,082
===================================================   ==================================    =================================
  Reserve Class                                           (12,582,438)        21,819,891        87,138,328        (24,940,348)
===================================================   ==================================    =================================
  Resource Class                                         (237,642,391)        39,400,419       (50,594,174)       244,901,202
===================================================   ==================================    =================================
  Corporate Class                                         584,621,126        579,576,967      (341,121,732)        90,752,256
===================================================   ==================================    =================================
     Net increase (decrease) in net assets
       resulting from share transactions                  937,103,348      4,269,413,013       495,369,991        (13,806,928)
===================================================   ==================================    =================================
     Net increase (decrease) in net assets                938,301,687      4,269,546,675       495,373,876        (13,806,913)
===================================================   ==================================    =================================


NET ASSETS:

  Beginning of period                                  24,250,372,087     19,980,825,412     7,886,152,142      7,899,959,055
===================================================   ==================================    =================================
  End of period*                                      $25,188,673,774    $24,250,372,087    $8,381,526,018    $ 7,886,152,142
===================================================   ==================================    =================================
  * Includes accumulated undistributed net
     investment income                                $     2,056,836    $     2,058,430    $      779,259    $       779,263
===================================================   ==================================    =================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


24          SHORT-TERM INVESTMENTS TRUST

For the six months ended February 29, 2008 and the year ended August 31, 2007 (Unaudited)


                                                                                                      GOVERNMENT &
                                                               TREASURY PORTFOLIO                   AGENCY PORTFOLIO
                                                       ---------------------------------    --------------------------------
                                                         FEBRUARY 29,       AUGUST 31,       FEBRUARY 29,       AUGUST 31,
                                                             2008              2007              2008              2007
----------------------------------------------------   ---------------------------------    --------------------------------

OPERATIONS:

  Net investment income                                $   195,487,134    $  273,024,418    $   82,322,648    $  146,639,855
====================================================   =================================    ================================
  Net realized gain                                          1,918,128         1,105,292                --            33,729
====================================================   =================================    ================================
     Net increase in net assets resulting from
       operations                                          197,405,262       274,129,710        82,322,648       146,673,584
====================================================   =================================    ================================
Distributions to shareholders from net investment
  income:

  Institutional Class                                      (70,283,739)     (104,584,939)      (34,213,881)      (65,418,169)
====================================================   =================================    ================================
  Private Investment Class                                 (18,463,178)      (42,516,106)      (11,488,013)      (25,343,990)
====================================================   =================================    ================================
  Personal Investment Class                                 (6,641,538)      (15,597,130)         (738,054)       (1,240,627)
====================================================   =================================    ================================
  Cash Management Class                                    (73,763,516)      (84,180,517)      (20,450,934)      (33,676,292)
====================================================   =================================    ================================
  Reserve Class                                             (1,098,187)       (4,039,498)       (1,040,465)       (1,159,978)
====================================================   =================================    ================================
  Resource Class                                            (8,498,503)      (18,042,317)       (6,106,487)      (15,724,904)
====================================================   =================================    ================================
  Corporate Class                                          (16,738,456)       (4,063,919)       (8,284,372)       (4,075,889)
====================================================   =================================    ================================
     Total distributions from net investment income       (195,487,117)     (273,024,426)      (82,322,206)     (146,639,849)
====================================================   =================================    ================================
Distributions to shareholders from net realized
  gains:

  Institutional Class                                         (473,796)               --                --                --
====================================================   =================================    ================================
  Private Investment Class                                    (118,403)               --                --                --
====================================================   =================================    ================================
  Personal Investment Class                                    (50,942)               --                --                --
====================================================   =================================    ================================
  Cash Management Class                                       (448,296)               --                --                --
====================================================   =================================    ================================
  Reserve Class                                                 (8,834)               --                --                --
====================================================   =================================    ================================
  Resource Class                                               (63,609)               --                --                --
====================================================   =================================    ================================
  Corporate Class                                              (97,084)               --                --                --
====================================================   =================================    ================================
     Total distributions from net realized gains            (1,260,964)               --                --                --
====================================================   =================================    ================================
     Decrease in net assets resulting from
       distributions                                      (196,748,081)     (273,024,426)      (82,322,206)     (146,639,849)
====================================================   =================================    ================================
Share transactions-net:

  Institutional Class                                    1,511,927,473     1,204,096,230       791,282,922      (483,324,430)
====================================================   =================================    ================================
  Private Investment Class                                (112,433,141)      278,127,382       (55,749,772)       80,511,634
====================================================   =================================    ================================
  Personal Investment Class                                (55,839,738)       82,207,300         4,971,686       (13,001,827)
====================================================   =================================    ================================
  Cash Management Class                                  1,914,828,701     1,475,831,081       221,188,024        73,952,886
====================================================   =================================    ================================
  Reserve Class                                              1,905,586       (63,953,928)       68,600,463        (4,939,814)
====================================================   =================================    ================================
  Resource Class                                           138,591,582        22,799,067        11,121,827         3,718,054
====================================================   =================================    ================================
  Corporate Class                                        1,498,812,417       446,267,839       205,655,296       289,049,310
====================================================   =================================    ================================
     Net increase (decrease) in net assets resulting
       from share transactions                           4,897,792,880     3,445,374,971     1,247,070,446       (54,034,187)
====================================================   =================================    ================================
     Net increase (decrease) in net assets               4,898,450,061     3,446,480,255     1,247,070,888       (54,000,452)
====================================================   =================================    ================================


NET ASSETS:

  Beginning of period                                    8,698,948,354     5,252,468,099     3,317,200,408     3,371,200,860
====================================================   =================================    ================================
  End of period*                                       $13,597,398,415    $8,698,948,354    $4,564,271,296    $3,317,200,408
====================================================   =================================    ================================
  * Includes accumulated undistributed net
     investment income                                 $       320,499    $      320,482    $      244,231    $      243,789
====================================================   =================================    ================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


25          SHORT-TERM INVESTMENTS TRUST

For the six months ended February 29, 2008 and the year ended August 31, 2007 (Unaudited)


                                                                                  GOVERNMENT
                                                                            TAXADVANTAGE PORTFOLIO
                                                                         ----------------------------
                                                                         FEBRUARY 29,     AUGUST 31,
                                                                             2008            2007
----------------------------------------------------------------------   ----------------------------

OPERATIONS:

  Net investment income                                                  $ 14,538,343    $ 19,334,777
======================================================================   ============================
  Net realized gain                                                             9,563             715
======================================================================   ============================
     Net increase in net assets resulting from operations                  14,547,906      19,335,492
======================================================================   ============================
Distributions to shareholders from net investment income:

  Institutional Class                                                      (9,938,537)     (9,372,684)
======================================================================   ============================
  Private Investment Class                                                   (867,668)     (2,356,207)
======================================================================   ============================
  Personal Investment Class                                                  (227,843)       (374,519)
======================================================================   ============================
  Cash Management Class                                                    (1,606,749)     (3,858,878)
======================================================================   ============================
  Reserve Class                                                              (233,221)       (508,313)
======================================================================   ============================
  Resource Class                                                           (1,491,632)     (2,864,255)
======================================================================   ============================
  Corporate Class                                                            (171,382)           (690)
======================================================================   ============================
     Total distributions from net investment income                       (14,537,032)    (19,335,546)
======================================================================   ============================
Distributions to shareholders from net realized gains:

  Institutional Class                                                              --              --
======================================================================   ============================
  Private Investment Class                                                         --              --
======================================================================   ============================
  Personal Investment Class                                                        --              --
======================================================================   ============================
  Cash Management Class                                                            --              --
======================================================================   ============================
  Reserve Class                                                                    --              --
======================================================================   ============================
  Resource Class                                                                   --              --
======================================================================   ============================
  Corporate Class                                                                  --              --
======================================================================   ============================
     Total distributions from net realized gains                                   --              --
======================================================================   ============================
     Decrease in net assets resulting from distributions                  (14,537,032)    (19,335,546)
======================================================================   ============================
Share transactions-net:

  Institutional Class                                                     369,349,125     241,352,014
======================================================================   ============================
  Private Investment Class                                                 (3,323,119)    (45,745,353)
======================================================================   ============================
  Personal Investment Class                                                 1,456,544       4,443,368
======================================================================   ============================
  Cash Management Class                                                   (45,832,331)     61,058,867
======================================================================   ============================
  Reserve Class                                                             3,312,767      11,505,791
======================================================================   ============================
  Resource Class                                                           48,119,114      27,368,724
======================================================================   ============================
  Corporate Class                                                          36,586,026             688
======================================================================   ============================
     Net increase (decrease) in net assets resulting from share
       transactions                                                       409,668,126     299,984,099
======================================================================   ============================
     Net increase (decrease) in net assets                                409,679,000     299,984,045
======================================================================   ============================


NET ASSETS:

  Beginning of period                                                     534,255,905     234,271,860
======================================================================   ============================
  End of period*                                                         $943,934,905    $534,255,905
======================================================================   ============================
  * Includes accumulated undistributed net investment income             $      4,636    $      3,325
======================================================================   ============================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


26          SHORT-TERM INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS

February 29, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers five separate portfolios, (each constituting a "Fund"). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio (collectively, the "Funds"). Each Fund currently offers multiple classes of shares. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such fund or class. The assets, liabilities and operations of each fund are accounted for separately. Information presented in these financial statements pertains only to the Funds.

  The investment objectives of the Funds are: to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio; and to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio.

  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATIONS -- The Funds' securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

        The Funds may periodically participate in litigation related to each Fund's investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund's investments. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the advisor.

        The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.


27          SHORT-TERM INVESTMENTS TRUST

I. RISKS INVOLVED IN INVESTING IN GOVERNMENT & AGENCY PORTFOLIO, GOVERNMENT TAXADVANTAGE PORTFOLIO AND TREASURY PORTFOLIO -- The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Funds are not guaranteed by the U.S. Government.

J. REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Advisor at an annual rate based on each Fund's average daily net assets as follows, respectively:

Liquid Assets Portfolio                                     0.15%
-----------------------------------------------------------------
STIC Prime Portfolio                                        0.15%
-----------------------------------------------------------------
Treasury Portfolio                                          0.15%
-----------------------------------------------------------------
Government & Agency Portfolio                               0.10%
-----------------------------------------------------------------




  Government TaxAdvantage Portfolio pays an advisory fee to the Advisor based on the annual rate of the Fund's average net assets as follows:

AVERAGE NET ASSETS                                           RATE
-----------------------------------------------------------------
First $250 million                                          0.20%
-----------------------------------------------------------------
Next $250 million                                           0.15%
-----------------------------------------------------------------
Over $500 million                                           0.10%
_________________________________________________________________
=================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Funds on March 28, 2008, to be effective as of May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Funds, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  Through at least June 30, 2008, the Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% for each Fund based on average daily net assets of such Fund, respectively. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items;
(v) expenses related to a merger or reorganization, as approved by the Funds' Board of Trustees; and (vi) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Funds may benefit are in the form of credits that the Funds may receive from banks where the Funds or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Funds.

  For the six months ended February 29, 2008, the Advisor waived advisory fees and/or reimbursed expenses in the following amounts:

Liquid Assets Portfolio                                   $6,977,285
--------------------------------------------------------------------
STIC Prime Portfolio                                       2,411,369
--------------------------------------------------------------------
Treasury Portfolio                                         3,055,731
--------------------------------------------------------------------
Government & Agency Portfolio                                430,296
--------------------------------------------------------------------
Government TaxAdvantage Portfolio                            398,106
--------------------------------------------------------------------




  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which each Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 29, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.


28          SHORT-TERM INVESTMENTS TRUST

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which each Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 29, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  Under the terms of a master distribution agreement between Invesco Aim Distributors, Inc. ("IADI") and the Trust, IADI acts as the exclusive distributor of each Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

  PRIVATE      PERSONAL        CASH
INVESTMENT    INVESTMENT    MANAGEMENT    RESERVE    RESOURCE    CORPORATE
--------------------------------------------------------------------------
   0.50%         0.75%         0.10%        1.00%      0.20%        0.03%
--------------------------------------------------------------------------




  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA"), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.

  IADI has contractually agreed through at least June 30, 2008, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate shown below of average daily assets.

                                           PRIVATE       PERSONAL         CASH
                                         INVESTMENT     INVESTMENT     MANAGEMENT     RESERVE     RESOURCE     CORPORATE
------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                     0.30%          0.55%          0.08%         0.87%       0.20%         0.03%
------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                        0.30%          0.55%          0.08%         0.87%       0.16%         0.03%
------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                          0.30%          0.55%          0.08%         0.87%       0.16%         0.03%
------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio               0.30%          0.55%          0.08%         0.87%       0.16%         0.03%
------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio           0.25%          0.55%          0.08%         0.87%       0.16%         0.03%
------------------------------------------------------------------------------------------------------------------------




  Pursuant to the agreement above, for the six months ended February 29, 2008 IADI waived Plan fees of:

                                           PRIVATE       PERSONAL         CASH
                                         INVESTMENT     INVESTMENT     MANAGEMENT     RESERVE     RESOURCE     CORPORATE
------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                  $  940,528      $ 78,676       $284,086      $22,167          N/A        N/A
------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                        695,141       434,864        170,288       25,796      109,651        N/A
------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                        1,031,124       397,263        403,612       47,617       92,179        N/A
------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio               556,065        37,974         95,157       40,175       57,354        N/A
------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio            53,460        12,421          7,559        9,113       15,193        N/A
------------------------------------------------------------------------------------------------------------------------




  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

Each Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 29, 2008, Liquid Assets Portfolio engaged in securities sales of $5,560,960, which resulted in net realized gains of $0, and securities purchases of $184,684,599.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

  During the six months ended February 29, 2008, the Funds paid legal fees of $20,952 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


29          SHORT-TERM INVESTMENTS TRUST

NOTE 5--BORROWINGS

The Funds are permitted to temporarily carry a negative or overdrawn balance in their accounts with The Bank of New York Mellon, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Funds below had a capital loss carryforward as of August 31, 2007 which expires as follows:

                                        CAPITAL LOSS CARRYFORWARD*
----------------------------------------------------------------------------------------------------------
                                                                       2011         2013           TOTAL
----------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                               $   --     $1,042,278     $1,042,278
----------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                   1,014          2,919          3,933
----------------------------------------------------------------------------------------------------------



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.


30          SHORT-TERM INVESTMENTS TRUST

NOTE 7--SHARE INFORMATION

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

LIQUID ASSETS PORTFOLIO


                                                   CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------------------
                                                            SIX MONTHS ENDED                              YEAR ENDED
                                                          FEBRUARY 29, 2008(a)                          AUGUST 31, 2007
                                                 --------------------------------------     --------------------------------------
                                                      SHARES                AMOUNT               SHARES                AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                             123,591,763,767     $ 123,591,763,767      238,934,200,537     $ 238,934,200,537
----------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                         10,819,301,608        10,819,301,608       19,597,812,083        19,597,812,083
----------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                           249,761,939           249,761,939          456,768,244           456,768,244
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                            12,901,750,691        12,901,750,691       35,299,025,326        35,299,025,326
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                       187,912,198           187,912,198          374,465,191           374,465,191
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                    2,364,091,472         2,364,091,472        8,687,259,809         8,687,259,809
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                   6,706,564,663         6,706,564,663       10,734,821,522        10,734,821,522
==================================================================================================================================

Issued as reinvestment of dividends:
  Institutional Class                                 189,682,113           189,682,113          398,026,805           398,026,805
----------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              8,981,799             8,981,799           26,789,852            26,789,852
----------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             1,320,694             1,320,694            2,199,469             2,199,469
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                47,438,724            47,438,724          100,581,216           100,581,216
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           693,515               693,515            1,225,585             1,225,585
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       19,999,378            19,999,378           51,847,804            51,847,804
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                       3,488,878             3,488,878            2,785,427             2,785,427
==================================================================================================================================

Reacquired:
  Institutional Class                            (122,711,423,916)     (122,711,423,916)    (236,309,652,994)     (236,309,652,994)
----------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                        (10,728,392,727)      (10,728,392,727)     (19,719,524,330)      (19,719,524,330)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                          (243,068,937)         (243,068,937)        (441,997,161)         (441,997,161)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                           (13,524,408,704)      (13,524,408,704)     (34,715,613,311)      (34,715,613,311)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                      (201,188,151)         (201,188,151)        (353,870,885)         (353,870,885)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                   (2,621,733,241)       (2,621,733,241)      (8,699,707,194)       (8,699,707,194)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                  (6,125,432,415)       (6,125,432,415)     (10,158,029,982)      (10,158,029,982)
==================================================================================================================================
                                                      937,103,348     $     937,103,348        4,269,413,013     $   4,269,413,013
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 17% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim, and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim, and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, 7% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco Aim.


31          SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                  CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------------
                                                              SIX MONTHS ENDED                           YEAR ENDED
                                                            FEBRUARY 29, 2008(a)                       AUGUST 31, 2007
                                                     ----------------------------------     ------------------------------------
                                                         SHARES              AMOUNT              SHARES              AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 9,486,426,262     $ 9,486,426,262      21,624,735,483     $ 21,624,735,483
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                            3,465,407,835       3,465,407,835       7,250,510,857        7,250,510,857
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                           2,839,705,146       2,839,705,146       4,914,606,658        4,914,606,658
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                               3,056,200,333       3,056,200,333       8,593,210,897        8,593,210,897
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         325,230,336         325,230,336         508,830,773          508,830,773
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        914,272,566         914,272,566       2,359,442,697        2,359,442,697
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     1,058,014,599       1,058,014,599       4,814,045,807        4,814,045,807
================================================================================================================================

Issued as reinvestment of dividends:
  Institutional Class                                    24,749,963          24,749,963          52,426,118           52,426,118
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                9,988,856           9,988,856          18,298,133           18,298,133
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               7,279,323           7,279,323          11,345,449           11,345,449
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  28,373,447          28,373,447          59,059,766           59,059,766
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             192,541             192,541           1,409,689            1,409,689
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          6,634,568           6,634,568          12,282,460           12,282,460
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                         6,646,833           6,646,833          13,231,922           13,231,922
================================================================================================================================

Reacquired:
  Institutional Class                                (8,361,530,592)     (8,361,530,592)    (22,921,511,521)     (22,921,511,521)
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                           (3,339,237,329)     (3,339,237,329)     (7,227,292,488)      (7,227,292,488)
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                          (2,807,547,660)     (2,807,547,660)     (4,815,205,809)      (4,815,205,809)
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                              (3,609,868,015)     (3,609,868,015)     (7,884,703,581)      (7,884,703,581)
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                        (238,284,549)       (238,284,549)       (535,180,810)        (535,180,810)
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       (971,501,308)       (971,501,308)     (2,126,823,955)      (2,126,823,955)
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                    (1,405,783,164)     (1,405,783,164)     (4,736,525,473)      (4,736,525,473)
================================================================================================================================
                                                        495,369,991     $   495,369,991         (13,806,928)    $    (13,806,928)
________________________________________________________________________________________________________________________________
================================================================================================================================



(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and that owns 14% of the outstanding shares of the Fund. IADI has an agreement with this entity to sell Fund shares. The Fund, Invesco Aim, and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco Aim, and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially. In addition, 10% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco Aim.


32          SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO


                                                  CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS ENDED                            YEAR ENDED
                                                           FEBRUARY 29, 2008(a)                        AUGUST 31, 2007
                                                   ------------------------------------     ------------------------------------
                                                        SHARES              AMOUNT               SHARES              AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                               14,277,538,498     $ 14,277,538,498      12,170,370,433     $ 12,170,370,433
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                           6,430,416,732        6,430,416,732      11,768,966,288       11,768,966,288
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                          1,951,191,820        1,951,191,820       3,296,804,616        3,296,804,616
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                             16,733,554,156       16,733,554,156      15,602,939,433       15,602,939,433
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                        168,651,466          168,651,466         679,380,067          679,380,067
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                     1,220,530,557        1,220,530,557       2,305,324,643        2,305,324,643
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                    5,057,535,535        5,057,535,535       1,026,789,860        1,026,789,860
================================================================================================================================

Issued as reinvestment of dividends:
  Institutional Class                                   15,909,566           15,909,566          24,718,278           24,718,278
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               4,300,377            4,300,377           8,103,797            8,103,797
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              6,155,849            6,155,849          12,643,517           12,643,517
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 40,825,200           40,825,200          14,516,711           14,516,711
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            695,321              695,321           2,933,321            2,933,321
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         5,896,374            5,896,374          11,141,233           11,141,233
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                       13,293,024           13,293,024           2,732,685            2,732,685
================================================================================================================================

Reacquired:
  Institutional Class                              (12,781,520,591)     (12,781,520,591)    (10,990,992,481)     (10,990,992,481)
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                          (6,547,150,250)      (6,547,150,250)    (11,498,942,703)     (11,498,942,703)
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                         (2,013,187,407)      (2,013,187,407)     (3,227,240,833)      (3,227,240,833)
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                            (14,859,550,655)     (14,859,550,655)    (14,141,625,063)     (14,141,625,063)
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                       (167,441,201)        (167,441,201)       (746,267,316)        (746,267,316)
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                    (1,087,835,349)      (1,087,835,349)     (2,293,666,809)      (2,293,666,809)
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                   (3,572,016,142)      (3,572,016,142)       (583,254,706)        (583,254,706)
================================================================================================================================
                                                     4,897,792,880     $  4,897,792,880       3,445,374,971     $  3,445,374,971
________________________________________________________________________________________________________________________________
================================================================================================================================



(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and that owns 8% of the outstanding shares of the Fund. IADI has an agreement with this entity to sell Fund shares. The Fund, Invesco Aim, and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco Aim, and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.


33          SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                  CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS ENDED                            YEAR ENDED
                                                           FEBRUARY 29, 2008(a)                        AUGUST 31, 2007
                                                   ------------------------------------     ------------------------------------
                                                        SHARES              AMOUNT               SHARES              AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                               16,407,481,530     $ 16,407,481,530      13,312,544,749     $ 13,312,544,749
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                           1,507,528,862        1,507,528,862       3,477,066,272        3,477,066,272
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                            147,882,438          147,882,438         273,507,552          273,507,552
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                              3,202,241,558        3,202,241,558       5,181,233,587        5,181,233,587
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                        242,511,046          242,511,046         224,069,435          224,069,435
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       816,086,961          816,086,961       1,846,951,288        1,846,951,288
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                    4,234,584,601        4,234,584,601       1,656,210,462        1,656,210,462
================================================================================================================================

Issued as reinvestment of dividends:
  Institutional Class                                   19,418,540           19,418,540          39,124,555           39,124,555
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               6,162,605            6,162,605          15,207,056           15,207,056
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                229,170              229,170             264,646              264,646
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 19,513,583           19,513,583          30,497,618           30,497,618
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            726,136              726,136             926,390              926,390
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         4,151,640            4,151,640           9,705,455            9,705,455
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                        6,832,474            6,832,474           2,841,659            2,841,659
================================================================================================================================

Reacquired:
  Institutional Class                              (15,635,617,148)     (15,635,617,148)    (13,834,993,734)     (13,834,993,734)
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                          (1,569,441,239)      (1,569,441,239)     (3,411,761,694)      (3,411,761,694)
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                           (143,139,922)        (143,139,922)       (286,774,025)        (286,774,025)
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                             (3,000,567,117)      (3,000,567,117)     (5,137,778,319)      (5,137,778,319)
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                       (174,636,719)        (174,636,719)       (229,935,639)        (229,935,639)
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (809,116,774)        (809,116,774)     (1,852,938,689)      (1,852,938,689)
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                   (4,035,761,779)      (4,035,761,779)     (1,370,002,811)      (1,370,002,811)
================================================================================================================================
                                                     1,247,070,446     $  1,247,070,446         (54,034,187)    $    (54,034,187)
________________________________________________________________________________________________________________________________
================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 12% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim, and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim, and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


34          SHORT-TERM INVESTMENTS TRUST

GOVERNMENT TAXADVANTAGE PORTFOLIO


                                                 CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS ENDED                          YEAR ENDED
                                                             FEBRUARY 29, 2008(a)                      AUGUST 31, 2007
                                                      ----------------------------------     ----------------------------------
                                                          SHARES              AMOUNT             SHARES              AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                  2,724,088,259     $ 2,724,088,259      4,138,948,149     $ 4,138,948,149
-------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               209,917,970         209,917,970        287,413,419         287,413,419
-------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               75,110,303          75,110,303         38,897,026          38,897,026
-------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   79,786,480          79,786,480        236,788,574         236,788,574
-------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           42,058,128          42,058,128         46,456,948          46,456,948
-------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         115,595,729         115,595,729        196,800,480         196,800,480
-------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                         36,500,000          36,500,000             13,619              13,619
===============================================================================================================================

Issued as reinvestment of dividends:
  Institutional Class                                      8,996,289           8,996,289          7,250,151           7,250,151
-------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   419,431             419,431            753,849             753,849
-------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    4,559               4,559              9,897               9,897
-------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    1,806,661           1,806,661          3,529,807           3,529,807
-------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                5,232               5,232              9,423               9,423
-------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           1,242,694           1,242,694          2,129,670           2,129,670
-------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                             86,026              86,026                688                 688
===============================================================================================================================

Reacquired:
  Institutional Class                                 (2,363,735,423)     (2,363,735,423)    (3,904,846,286)     (3,904,846,286)
-------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (213,660,520)       (213,660,520)      (333,912,621)       (333,912,621)
-------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              (73,658,318)        (73,658,318)       (34,463,555)        (34,463,555)
-------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (127,425,472)       (127,425,472)      (179,259,514)       (179,259,514)
-------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          (38,750,593)        (38,750,593)       (34,960,580)        (34,960,580)
-------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         (68,719,309)        (68,719,309)      (171,561,426)       (171,561,426)
-------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                 --                  --            (13,619)            (13,619)
===============================================================================================================================
                                                         409,668,126     $   409,668,126        299,984,099     $   299,984,099
_______________________________________________________________________________________________________________________________
===============================================================================================================================



(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and that owns 28% of the outstanding shares of the Fund. IADI has an agreement with this entity to sell Fund shares. The Fund, Invesco Aim, and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco Aim, and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.




35          SHORT-TERM INVESTMENTS TRUST

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

LIQUID ASSETS PORTFOLIO


                                                                            CASH MANAGEMENT CLASS
                                           --------------------------------------------------------------------------------------
                                           SIX MONTHS ENDED                           YEAR ENDED AUGUST 31,
                                             FEBRUARY 29,      ------------------------------------------------------------------
                                                 2008             2007          2006          2005          2004          2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $     1.00       $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                             0.02             0.05          0.04          0.02          0.01          0.01
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                       0.00             0.00         (0.00)        (0.00)        (0.00)         0.00
=================================================================================================================================
     Total from investment operations               0.02             0.05          0.04          0.02          0.01          0.01
=================================================================================================================================
Less distributions:
  Dividends from net investment income             (0.02)           (0.05)        (0.04)        (0.02)        (0.01)        (0.01)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains            (0.00)              --         (0.00)           --            --            --
=================================================================================================================================
     Total distributions                           (0.02)           (0.05)        (0.04)        (0.02)        (0.01)        (0.01)
=================================================================================================================================
Net asset value, end of period                $     1.00       $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                     2.33%            5.29%         4.48%         2.42%         0.97%         1.24%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)      $2,822,804       $3,397,869    $2,713,882    $3,409,326    $4,341,262    $4,473,591
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                 0.20%(b)         0.20%         0.20%         0.20%         0.20%         0.19%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                 0.28%(b)         0.28%         0.28%         0.29%         0.28%         0.27%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to
  average net assets                                4.63%(b)         5.17%         4.42%         2.36%         0.96%         1.26%
_________________________________________________________________________________________________________________________________
=================================================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $2,856,469,088.

STIC PRIME PORTFOLIO


                                                                          CASH MANAGEMENT CLASS
                                          -------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED                           YEAR ENDED AUGUST 31,
                                            FEBRUARY 29,       ----------------------------------------------------------------
                                                2008              2007           2006          2005         2004         2003
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $     1.00        $     1.00     $     1.00     $   1.00     $   1.00     $   1.00
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                            0.02              0.05           0.04         0.02         0.01         0.01
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
     (both realized and unrealized)                0.00                --             --           --        (0.00)          --
===============================================================================================================================
     Total from investment operations              0.02              0.05           0.04         0.02         0.01         0.01
-------------------------------------------------------------------------------------------------------------------------------
Less dividends from net investment
  income                                          (0.02)            (0.05)         (0.04)       (0.02)       (0.01)       (0.01)
===============================================================================================================================
Net asset value, end of period               $     1.00        $     1.00     $     1.00     $   1.00     $   1.00     $   1.00
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(a)                                    2.28%             5.30%          4.51%        2.44%        0.94%        1.19%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                   $1,621,233        $2,146,528     $1,378,964     $909,054     $570,064     $536,685
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
     reimbursements                                0.20%(b)          0.20%          0.20%        0.20%        0.20%        0.18%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                0.29%(b)          0.29%          0.29%        0.29%        0.29%        0.28%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of net investment income to
  average net assets                               4.51%(b)          5.17%          4.45%        2.40%        0.93%        1.20%
_______________________________________________________________________________________________________________________________
===============================================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $1,712,238,470.


36          SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO


                                                                           CASH MANAGEMENT CLASS
                                        -------------------------------------------------------------------------------------------
                                        SIX MONTHS ENDED                              YEAR ENDED AUGUST 31,
                                          FEBRUARY 29,       ----------------------------------------------------------------------
                                              2008              2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $     1.00        $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                          0.02              0.05           0.04           0.02           0.01           0.01
-----------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
     (both realized and unrealized)              0.00              0.00          (0.00)          0.00           0.00          (0.00)
===================================================================================================================================
     Total from investment operations            0.02              0.05           0.04           0.02           0.01           0.01
===================================================================================================================================
Less distributions:
  Dividends from net investment
     income                                     (0.02)            (0.05)         (0.04)         (0.02)         (0.01)         (0.01)
-----------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
     gains                                      (0.00)               --             --          (0.00)         (0.00)            --
===================================================================================================================================
     Total distributions                        (0.02)            (0.05)         (0.04)         (0.02)         (0.01)         (0.01)
===================================================================================================================================
Net asset value, end of period             $     1.00        $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
___________________________________________________________________________________________________________________________________
===================================================================================================================================
Total return(a)                                  1.91%             5.08%          4.29%          2.29%          0.90%          1.20%
___________________________________________________________________________________________________________________________________
===================================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                 $4,748,860        $2,833,734     $1,357,547     $1,780,680     $1,226,797     $2,259,951
___________________________________________________________________________________________________________________________________
===================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
     reimbursements                              0.20%(b)          0.20%          0.20%          0.20%          0.20%          0.19%
-----------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                              0.28%(b)          0.29%          0.30%          0.30%          0.29%          0.29%
___________________________________________________________________________________________________________________________________
===================================================================================================================================
Ratio of net investment income to
  average net assets                             3.68%(b)          4.95%          4.19%          2.25%          0.87%          1.19%
___________________________________________________________________________________________________________________________________
===================================================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $4,058,293,512.

GOVERNMENT & AGENCY PORTFOLIO


                                                                          CASH MANAGEMENT CLASS
                                           -----------------------------------------------------------------------------------
                                           SIX MONTHS ENDED                          YEAR ENDED AUGUST 31,
                                             FEBRUARY 29,       --------------------------------------------------------------
                                                 2008             2007         2006         2005          2004          2003
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $   1.00         $   1.00     $   1.00     $   1.00     $     1.00     $   1.00
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                            0.02             0.05         0.04         0.02           0.01         0.01
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                        --             0.00        (0.00)       (0.00)         (0.00)        0.00
==============================================================================================================================
     Total from investment operations              0.02             0.05         0.04         0.02           0.01         0.01
------------------------------------------------------------------------------------------------------------------------------
Less dividends from net investment
  income                                          (0.02)           (0.05)       (0.04)       (0.02)         (0.01)       (0.01)
==============================================================================================================================
Net asset value, end of period                 $   1.00         $   1.00     $   1.00     $   1.00     $     1.00     $   1.00
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(a)                                    2.17%            5.22%        4.41%        2.36%          0.95%        1.22%
______________________________________________________________________________________________________________________________
==============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)       $951,503         $730,316     $656,356     $653,382     $1,005,027     $740,833
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                0.20%(b)         0.20%        0.20%        0.20%          0.20%        0.20%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                0.24%(b)         0.25%        0.26%        0.27%          0.25%        0.25%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of net investment income to
  average net assets                               4.27%(b)         5.10%        4.37%        2.34%          0.95%        1.20%
______________________________________________________________________________________________________________________________
==============================================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $956,793,999.


37          SHORT-TERM INVESTMENTS TRUST

GOVERNMENT TAXADVANTAGE PORTFOLIO


                                                                          CASH MANAGEMENT CLASS
                                               --------------------------------------------------------------------------
                                               SIX MONTHS ENDED                     YEAR ENDED AUGUST 31,
                                                 FEBRUARY 29,       -----------------------------------------------------
                                                     2008             2007        2006        2005       2004       2003
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  1.00         $  1.00     $  1.00     $  1.00     $ 1.00     $ 1.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                0.02            0.05        0.04        0.02       0.01       0.01
-------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and
     unrealized)                                       0.00            0.00        0.00        0.00       0.00       0.00
=========================================================================================================================
     Total from investment operations                  0.02            0.05        0.04        0.02       0.01       0.01
=========================================================================================================================
Less distributions:
  Dividends from net investment income                (0.02)          (0.05)      (0.04)      (0.02)     (0.01)     (0.01)
-------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                  --              --          --          --      (0.00)     (0.00)
=========================================================================================================================
     Total distributions                              (0.02)          (0.05)      (0.04)      (0.02)     (0.01)     (0.01)
=========================================================================================================================
Net asset value, end of period                      $  1.00         $  1.00     $  1.00     $  1.00     $ 1.00     $ 1.00
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(a)                                        2.09%           5.12%       4.33%       2.31%      0.91%      1.16%
_________________________________________________________________________________________________________________________
=========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)            $47,479         $93,310     $32,251     $34,654     $5,073     $2,563
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                    0.20%(b)        0.20%       0.20%       0.20%      0.20%      0.21%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                    0.33%(b)        0.40%       0.47%       0.51%      0.43%      0.43%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of net investment income to average
  net assets                                           4.11%(b)        5.00%       4.23%       2.32%      0.90%      1.13%
_________________________________________________________________________________________________________________________
=========================================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $76,002,492.



38          SHORT-TERM INVESTMENTS TRUST

NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES



  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim -- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more Invesco Aim
Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


39          SHORT-TERM INVESTMENTS TRUST

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder in the Cash Management Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2007, through February 29, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


--------------------------------------------------------------------------------------------------------------
                                                                               HYPOTHETICAL
                                                                         (5% ANNUAL RETURN BEFORE
                                                      ACTUAL                     EXPENSES)
                                            ------------------------------------------------------
                               BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                             ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
   CASH MANAGEMENT CLASS       (09/01/07)   (02/29/08)(1)   PERIOD(2)     (02/29/08)    PERIOD(2)      RATIO
--------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio        $1,000.00      $1,023.30       $1.01       $1,023.87       $1.01        0.20%
--------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio            1,000.00       1,022.80        1.01        1,023.87        1.01        0.20
--------------------------------------------------------------------------------------------------------------
Treasury Portfolio              1,000.00       1,019.10        1.00        1,023.87        1.01        0.20
--------------------------------------------------------------------------------------------------------------
Government & Agency
  Portfolio                     1,000.00       1,021.70        1.01        1,023.87        1.01        0.20
--------------------------------------------------------------------------------------------------------------
Government TaxAdvantage
  Portfolio                     1,000.00       1,020.90        1.00        1,023.87        1.01        0.20
--------------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Funds for the period September 1, 2007, through February 29, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to each Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


40          SHORT-TERM INVESTMENTS TRUST

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Funds provide a complete list of their holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Funds' semiannual and annual reports to shareholders. For the first and third quarters, the Funds file the list with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. Qualified persons, including beneficial owners of the Funds' shares and prospective investors, may obtain access to the Web site by calling the distributor at 800-659-1005 and selecting option 2. To locate each Fund's portfolio holdings information, access the Fund's overview page. Links to each Fund's complete quarterly holdings will be available on this Web page. Shareholders can also look up each Fund's Form N-Q filings on the SEC Web site, sec.gov. Each Fund's Form N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Funds are 811-02729 and 002-58287.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the Invesco Aim Web site, invescoaim.com. On the home page, scroll down and click on "Proxy Policy." The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to invescoaim.com, access the "About Us" tab, click on "Required Notices" and then click on "Proxy Voting Activity." Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.

Invesco Aim--SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc., Invesco Global Asset Management (N.A.), Inc., AIM Funds Management Inc. (DBA AIM Trimark Investments), Invesco Asset Management (Japan) Ltd. and Invesco Hong Kong Ltd. are affiliated investment advisors that serve as the subadvisor for some of the products and services represented by Invesco Aim. AIM Funds Management Inc. anticipates changing its name to Invesco Trimark Investment Management Inc. (DBA Invesco Trimark) on or prior to Dec. 31, 2008. Invesco Aim Distributors, Inc. is the distributor for the retail mutual funds, exchange-traded funds and U.S. institutional money market funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

                               [Invesco Aim LOGO]
                                - SERVICE MARK -

invescoaim.com                  STIT-SAR-3        Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]           CORPORATE CLASS
 - SERVICE MARK -            SHORT-TERM INVESTMENTS TRUST (STIT)
                             Liquid Assets Portfolio
                             STIC Prime Portfolio
                             Treasury Portfolio
                             Government & Agency Portfolio
                             Government TaxAdvantage Portfolio

                             Semiannual Report to Shareholders February 29, 2008

                                              [MOUNTAIN GRAPHIC]

AIM Investments
became INVESCO AIM
on March 31, 2008.

For more details, go to      2    Fund data
invescoaim.com               2    Fund composition by maturity
                             3    Letter to shareholders
                             4    Schedule of investments
                             21   Financial statements
                             27   Notes to financial statements
                             36   Financial highlights
                             40   Fund expenses

                             Unless otherwise stated, information presented in this report is as of February 29, 2008, and is based on total net assets. Unless otherwise stated, all data provided by Invesco Aim.

                             NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

FUND DATA

==================================================================================================
CORPORATE CLASS DATA AS OF 2/29/08

FUND                                 YIELDS          WEIGHTED AVERAGE MATURITY    TOTAL NET ASSETS
                                                    RANGE DURING   AT REPORTING
                                7-DAY     MONTHLY     REPORTING       PERIOD
                              SEC YIELD    YIELD       PERIOD           END

Liquid Assets                   3.60%      3.75%     28-50 days       50 days     $  1.22 billion
STIC Prime                      3.20       3.37      14-23 days       21 days      275.31 million
Treasury                        2.44       2.62      14-47 days       29 days        1.94 billion
Government & Agency             3.17       3.37      28-56 days       56 days      523.42 million
Government TaxAdvantage         2.80       2.94      17-44 days       40 days       36.60 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invescoaim.com for the most recent month-end performance. Investment return will vary. Monthly yield represents annualized results for the period, net of fees and expenses, and excludes any realized capital gains or losses. Had the advisor and distributor not waived certain fees and/or reimbursed certain expenses, performance would have been lower. Based on the waiver rate in the current Fund prospectus had the advisor and/or distributor not waived fees and/or reimbursed expenses, the unsubsidized 7-day SEC yield would have been 3.54%, 3.13%, 2.37%, 3.14% and 2.62% for the Liquid Assets, STIC Prime, Treasury,
Government & Agency and Government TaxAdvantage Portfolios, respectively. The 7-day unsubsidized
SEC yield is determined by subtracting the fee waivers and/or expense reimbursements from the
7-day SEC yield.

==================================================================================================

FUND COMPOSITION BY MATURITY

============================================================             =========================

IN DAYS, AS OF 2/29/08                                                   IN DAYS, AS OF 2/29/08

           LIQUID                  GOVERNMENT    GOVERNMENT              STIC PRIME PORTFOLIO
           ASSETS      TREASURY     & AGENCY    TAXADVANTAGE
         PORTFOLIO*   PORTFOLIO   PORTFOLIO**    PORTFOLIO**             1-7                 40.6%
                                                                         8-14                13.1
1-7         35.3%       71.5%         59.8%         43.7%                15-21                8.6
8-30        15.5         4.8           7.7          32.1                 22-28               11.8
31-90       36.5         8.2          16.8          15.4                 29-35                4.5
91-180      11.9        15.5           6.3           3.6                 36-42                9.9
181+         0.8         0.0           9.4           5.2                 43-60               11.5

============================================================             =========================

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

*    The Fund may invest in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

**   Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.

==================================================================================================
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE
CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR
INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
==================================================================================================

==================================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH
CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
==================================================================================================


2   SHORT-TERM INVESTMENTS TRUST

                   Dear Fellow AIM Fund Shareholders:

                   Communication is always important and even more so in times of market volatility. On behalf of your Board of Trustees, I intend to keep you informed on events relating to the governance of Invesco Aim's money market funds and
     [CROCKETT     institutional cash management portfolios and to assure you that the Board
       PHOTO]      supports management's continuing investment discipline focused on the highest credit quality consistent with safety, liquidity and yield. At the same time, improved performance, reduced shareholder costs and high ethical standards remain key areas of focus for your Board.

                      Your Board's membership and standing committees have changed a bit recently.
  Bruce Crockett   Ruth Quigley retired from Board service at the end of 2007, after serving since
                   1998, and we thank her for her many contributions. Larry Soll has assumed
                   Ruth's place as a vice chair of the Investments Committee. The Valuation
Committee, formerly chaired by Ruth, has been reorganized and has taken on additional responsibilities as the Valuation, Distribution and Proxy Oversight Committee under the chairmanship of Carl Frischling. The elevation of proxy oversight to standing committee status responds to suggestions from shareholders. In addition, Prema Mathai-Davis assumed my seat on the
Governance Committee, and I moved to the Audit Committee in a normal rotation of duties.

   Your interests are our first priority and for that reason we want to maintain a two-way channel of communication with you. The value of this communication between the Board and shareholders of the AIM Funds has been noted within and beyond the Invesco Aim community. Morningstar, the mutual fund tracking company, has commented favorably on communications between the Board of Trustees of the AIM Funds and their shareholders in its fall 2007 update of fund stewardship grades, where
Invesco Aim was one of fewer than 10 fund boards to get an A for board quality, according to
BoardIQ (11/13/07). If you have comments or questions about any areas relating to fund governance,
I encourage you to contact me by email at bruce@brucecrockett.com.

   Your Board looks forward to keeping you informed about your funds and to another year of diligent governance on your behalf.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

April 16, 2008


3   SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO
SCHEDULE OF INVESTMENTS

February 29, 2008
(Unaudited)





                                                          PRINCIPAL
                                                           AMOUNT
                                            MATURITY        (000)           VALUE
--------------------------------------------------------------------------------------

COMMERCIAL PAPER-36.11%(A)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/LEASES-7.74%

Amstel Funding Corp.
  3.10%(b)(c)                               05/06/08      $100,000     $    99,431,667
--------------------------------------------------------------------------------------
  3.13%(b)(c)                               05/21/08       100,000          99,295,750
--------------------------------------------------------------------------------------
  3.16%(b)(c)                               05/21/08       130,000         129,075,700
--------------------------------------------------------------------------------------
  3.17%(b)(c)                               05/08/08       100,000          99,401,222
--------------------------------------------------------------------------------------
  3.18%(b)(c)                               05/22/08       124,500         123,599,623
--------------------------------------------------------------------------------------
  3.28%(b)(c)                               03/20/08       100,000          99,826,889
--------------------------------------------------------------------------------------
  3.35%(b)(c)                               04/21/08       100,000          99,525,417
--------------------------------------------------------------------------------------
  3.61%(b)(c)                               04/21/08       100,000          99,488,583
--------------------------------------------------------------------------------------
  4.65%(b)(c)                               03/12/08       100,000          99,857,917
--------------------------------------------------------------------------------------
  4.69%(b)(c)                               04/04/08       175,000         174,224,847
--------------------------------------------------------------------------------------
Atlantis One Funding Corp.
  3.10%(b)(c)                               05/08/08       150,000         149,121,667
--------------------------------------------------------------------------------------
  3.10%(b)(c)                               05/16/08       100,000          99,345,555
--------------------------------------------------------------------------------------
  3.14%(b)(c)                               06/03/08        30,000          29,754,033
--------------------------------------------------------------------------------------
  3.15%(b)(c)                               05/30/08        50,000          49,606,250
--------------------------------------------------------------------------------------
  3.17%(b)(c)                               05/30/08       100,000          99,207,500
--------------------------------------------------------------------------------------
  3.20%(b)(c)                               04/24/08       100,000          99,520,000
--------------------------------------------------------------------------------------
  4.63%(b)(c)                               04/02/08       150,000         149,382,667
--------------------------------------------------------------------------------------
Fountain Square Commercial Funding Corp.
  4.70%(b)                                  04/04/08        50,000          49,778,055
--------------------------------------------------------------------------------------
  5.65%(b)                                  03/19/08       100,000          99,717,500
======================================================================================
                                                                         1,949,160,842
======================================================================================


ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-0.20%

Thunder Bay Funding, LLC 3.10%(b)           06/02/08        50,000          49,608,194
======================================================================================


ASSET-BACKED SECURITIES-FULLY BACKED-1.14%

Curzon Funding Ltd./LLC (CEP-American
  International Group, Inc.)
  3.20%(b)                                  04/09/08        15,000          14,948,000
--------------------------------------------------------------------------------------
  3.40%(b)                                  03/28/08        23,000          22,941,350
--------------------------------------------------------------------------------------
LMA Americas LLC (CEP-Credit Agricole
  S.A.) 3.30%(b)(c)                         03/17/08       250,000         249,633,333
======================================================================================
                                                                           287,522,683
======================================================================================


ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-6.00%

Concord Minutemen Capital Co.,
  LLC-Series A (Multi CEP's-Liberty
  Hampshire Co., LLC; agent)
  3.30%(b)                                  03/12/08        35,000          34,964,708
--------------------------------------------------------------------------------------
  3.31%(b)                                  05/16/08       120,000         119,161,467
--------------------------------------------------------------------------------------
  3.32%(b)                                  05/16/08        75,000          74,474,333
--------------------------------------------------------------------------------------
  3.40%(b)                                  05/12/08        49,903          49,563,659
--------------------------------------------------------------------------------------
  5.78%(b)                                  03/14/08        50,000          49,895,639
--------------------------------------------------------------------------------------
Crown Point Capital Co., LLC-Series A
  (Multi CEP's-Liberty Hampshire Co.,
  LLC; agent)
  3.23%(b)                                  05/09/08       100,000          99,380,917
--------------------------------------------------------------------------------------
  3.40%(b)                                  07/22/08        50,873          50,185,932
--------------------------------------------------------------------------------------
  5.35%(b)                                  04/03/08        50,000          49,754,792
--------------------------------------------------------------------------------------
  5.35%(b)                                  05/16/08       100,000          98,870,555
--------------------------------------------------------------------------------------
  5.75%(b)                                  03/14/08       100,000          99,792,361
--------------------------------------------------------------------------------------
Gotham Funding Corp. 3.27%(b)(c)            04/23/08        50,000          49,759,660
--------------------------------------------------------------------------------------
Kitty Hawk Funding Corp. 4.55%(b)           03/19/08        80,000          79,818,000
--------------------------------------------------------------------------------------
Legacy Capital Co., LLC-Series A (Multi
  CEP's-Liberty Hampshire Co., LLC;
  agent)
  3.40%(b)                                  07/22/08       101,746         100,371,864
--------------------------------------------------------------------------------------
  3.42%(b)                                  05/19/08        24,002          23,821,865
--------------------------------------------------------------------------------------
  6.00%(b)                                  03/10/08       125,000         124,812,500
--------------------------------------------------------------------------------------
Lexington Parker Capital Co., LLC
  3.15%(b)                                  08/22/08       101,585         100,038,368
--------------------------------------------------------------------------------------
  3.42%(b)                                  05/09/08        85,000          84,442,825
--------------------------------------------------------------------------------------
  3.45%(b)                                  04/25/08       125,000         124,341,146
--------------------------------------------------------------------------------------
  5.35%(b)                                  04/14/08       100,000          99,346,111
======================================================================================
                                                                         1,512,796,702
======================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-8.61%

Atlantic Asset Securitization LLC
  3.10%(b)                                  05/16/08       199,500         198,194,383
--------------------------------------------------------------------------------------
  3.28%(b)                                  03/17/08       100,000          99,854,222
--------------------------------------------------------------------------------------
Barton Capital LLC
  3.30%(b)                                  04/04/08        75,000          74,766,250
--------------------------------------------------------------------------------------
  3.30%(b)                                  04/11/08        95,659          95,299,482
--------------------------------------------------------------------------------------
Charta LLC
  5.25%(b)                                  03/07/08       100,000          99,912,500
--------------------------------------------------------------------------------------
Clipper Receivables Co., LLC
  3.30%(b)                                  03/04/08       120,000         119,967,000
--------------------------------------------------------------------------------------
  3.35%(b)                                  03/03/08        80,000          79,985,111
--------------------------------------------------------------------------------------
CRC Funding LLC
  5.20%(b)                                  03/14/08       100,000          99,812,222
--------------------------------------------------------------------------------------
  5.27%(b)                                  03/12/08       175,000         174,718,201
--------------------------------------------------------------------------------------

4          SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                           AMOUNT
                                            MATURITY        (000)           VALUE
--------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Fairway Finance Co., LLC
  3.25%(b)                                  04/25/08      $ 50,000     $    49,751,736
--------------------------------------------------------------------------------------
  3.29%(b)                                  04/25/08        50,000          49,748,681
--------------------------------------------------------------------------------------
  3.36%(b)                                  03/20/08       150,000         149,734,000
--------------------------------------------------------------------------------------
Gemini Securitization Corp., LLC
  3.15%(b)                                  05/27/08        75,605          75,029,457
--------------------------------------------------------------------------------------
  3.17%(b)                                  04/28/08        70,000          69,642,495
--------------------------------------------------------------------------------------
  5.52%(b)                                  03/04/08       125,000         124,942,500
--------------------------------------------------------------------------------------
Ranger Funding Co., LLC 4.55%(b)            03/19/08        91,515          91,306,803
--------------------------------------------------------------------------------------
Sheffield Receivables Corp. 3.35%(b)        03/12/08       203,500         203,291,695
--------------------------------------------------------------------------------------
Tulip Funding Corp. 3.13%(b)(c)             05/07/08        60,000          59,651,042
--------------------------------------------------------------------------------------
Yorktown Capital LLC
  3.01%(b)                                  06/13/08       114,992         113,992,081
--------------------------------------------------------------------------------------
  4.50%(b)                                  04/11/08        90,000          89,538,750
--------------------------------------------------------------------------------------
  4.55%(b)                                  03/19/08        50,000          49,886,250
======================================================================================
                                                                         2,169,024,861
======================================================================================

ASSET-BACKED SECURITIES-SECURITIES-3.53%

Grampian Funding Ltd./LLC
  3.10%(b)(c)                               06/03/08        60,000          59,514,333
--------------------------------------------------------------------------------------
  3.12%(b)(c)                               05/12/08       205,000         203,720,800
--------------------------------------------------------------------------------------
  3.17%(b)(c)                               05/07/08        75,000          74,557,521
--------------------------------------------------------------------------------------
  3.20%(b)(c)                               04/01/08        76,300          76,089,751
--------------------------------------------------------------------------------------
  4.68%(b)(c)                               04/25/08        79,000          78,435,150
--------------------------------------------------------------------------------------
  4.68%(b)(c)                               04/29/08       150,000         148,849,500
--------------------------------------------------------------------------------------
  4.75%(b)(c)                               03/05/08       100,000          99,947,222
--------------------------------------------------------------------------------------
  4.78%(b)(c)                               04/28/08       100,000          99,230,695
--------------------------------------------------------------------------------------
Tempo Finance Ltd./Corp. 5.26%(b)(c)        03/14/08        50,000          49,905,028
======================================================================================
                                                                           890,250,000
======================================================================================


ASSET-BACKED SECURITIES-TRADE RECEIVABLES-0.91%

Ciesco, LLC
  3.33%(b)                                  04/22/08        80,000          79,615,200
--------------------------------------------------------------------------------------
  3.53%(b)                                  04/14/08       100,000          99,568,556
--------------------------------------------------------------------------------------
  5.27%(b)                                  03/10/08        50,000          49,934,125
======================================================================================
                                                                           229,117,881
======================================================================================


DIVERSIFIED BANKS-4.48%

BNP Paribas Finance Inc.
  4.80%(c)                                  03/27/08       100,000          99,653,333
--------------------------------------------------------------------------------------
  4.82%(c)                                  03/28/08       100,000          99,638,500
--------------------------------------------------------------------------------------
Dexia Delaware LLC 4.81%(c)                 03/26/08       150,000         149,498,958
--------------------------------------------------------------------------------------
Lloyds TSB Bank PLC 2.74%(c)                07/29/08       150,000         148,290,625
--------------------------------------------------------------------------------------
Royal Bank of Scotland PLC 3.95%(c)         04/14/08       100,000          99,517,222
--------------------------------------------------------------------------------------
Societe Generale North America, Inc.
  2.76%(c)                                  11/03/08       100,000          98,106,334
--------------------------------------------------------------------------------------
  3.32%(c)                                  06/27/08       100,000          98,911,778
--------------------------------------------------------------------------------------
  4.61%(c)                                  04/01/08       100,000          99,603,028
--------------------------------------------------------------------------------------
  4.81%(c)                                  04/01/08       111,345         110,883,815
--------------------------------------------------------------------------------------
UBS Finance (Delaware) Inc. 2.98%(c)        06/09/08       125,000         123,965,278
======================================================================================
                                                                         1,128,068,871
======================================================================================


DIVERSIFIED CAPITAL MARKETS-0.40%

Morgan Stanley 5.40%                        03/10/08       100,000          99,865,000
======================================================================================


REGIONAL BANKS-3.10%

Bank of Ireland 4.60%(b)(c)                 04/04/08       100,000          99,565,556
--------------------------------------------------------------------------------------
Banque et Caisse d'Epargne de l'Etat
  3.96%(c)                                  04/10/08       100,000          99,560,000
--------------------------------------------------------------------------------------
Danske Corp.
  3.09%(c)                                  04/30/08       110,000         109,433,500
--------------------------------------------------------------------------------------
  3.12%(c)                                  04/30/08       175,000         174,091,458
--------------------------------------------------------------------------------------
Stadshypotek Delaware, Inc. 3.15%(b)(c)     04/30/08       200,000         198,951,667
--------------------------------------------------------------------------------------
Swedbank 4.01%(c)                           05/13/08       100,000          99,187,875
======================================================================================
                                                                           780,790,056
======================================================================================
     Total Commercial Paper (Cost
       $9,096,205,090)                                                   9,096,205,090
======================================================================================



CERTIFICATES OF DEPOSIT-24.82%

ABN AMRO Bank N.V. (United Kingdom)
  3.08%(c)                                  07/31/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Allied Irish Banks, PLC 5.47%               03/03/08       100,000         100,000,000
--------------------------------------------------------------------------------------
American Express Centurion Bank
  4.05%                                     04/14/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  4.94%                                     06/06/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria, S.A.
  3.05%                                     06/03/08       125,000         125,000,000
--------------------------------------------------------------------------------------
  4.29%                                     07/08/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  4.50%                                     04/08/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  4.51%                                     04/08/08        50,000          50,000,000
--------------------------------------------------------------------------------------
  4.68%                                     04/02/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Bank of Nova Scotia
  3.25%                                     05/28/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  4.63%                                     03/31/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Bank of Scotland PLC
  3.50%                                     10/22/08       118,000         118,294,139
--------------------------------------------------------------------------------------
  4.45%                                     04/09/08       120,000         120,025,595
--------------------------------------------------------------------------------------
  4.72%                                     04/02/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
  3.09%                                     05/27/08        50,000          50,000,000
--------------------------------------------------------------------------------------

5          SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                           AMOUNT
                                            MATURITY        (000)           VALUE
--------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

Barclays Bank PLC
  3.05%                                     08/27/08      $175,000     $   175,000,000
--------------------------------------------------------------------------------------
  3.15%                                     04/24/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  3.43%(d)                                  07/08/08       200,000         200,013,892
--------------------------------------------------------------------------------------
  4.70%                                     04/02/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  4.78%                                     03/03/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  4.86%                                     03/10/08       100,000         100,000,246
--------------------------------------------------------------------------------------
  5.26%                                     05/19/08       100,000         100,000,000
--------------------------------------------------------------------------------------
BNP Paribas (United Kingdom) 4.02%(c)       05/15/08       150,000         150,000,000
--------------------------------------------------------------------------------------
BNP Paribas
  4.04%                                     04/15/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  5.10%                                     03/13/08       100,000         100,000,000
--------------------------------------------------------------------------------------
CALYON S.A.
  3.15%                                     04/25/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  3.18%                                     07/29/08       150,000         150,000,000
--------------------------------------------------------------------------------------
  4.04%                                     04/15/08       125,000         125,000,000
--------------------------------------------------------------------------------------
  4.29%                                     07/08/08        50,000          50,000,000
--------------------------------------------------------------------------------------
  4.74%                                     03/31/08       150,000         150,000,000
--------------------------------------------------------------------------------------
Dexia Bank S.A. 4.72%                       03/31/08       100,000         100,000,824
--------------------------------------------------------------------------------------
HSBC Bank U.S.A. N.A. 2.95%                 07/03/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Lloyds TSB Bank PLC 3.10%                   04/25/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Royal Bank of Scotland
  2.90%                                     08/04/08       150,000         150,006,297
--------------------------------------------------------------------------------------
  3.05%                                     05/27/08       200,000         200,000,000
--------------------------------------------------------------------------------------
  3.08%(d)                                  07/03/08       100,000          99,930,093
--------------------------------------------------------------------------------------
  4.82%                                     03/07/08       100,000         100,000,082
--------------------------------------------------------------------------------------
  4.90%                                     05/30/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  5.46%                                     03/14/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Societe Generale (United Kingdom)
  3.02%(c)                                  07/21/08       100,000         100,003,894
--------------------------------------------------------------------------------------
  4.69%(c)                                  05/02/08       100,000         100,001,696
--------------------------------------------------------------------------------------
Societe Generale
  3.22%                                     07/30/08       150,000         150,006,192
--------------------------------------------------------------------------------------
  4.84%                                     03/31/08        50,000          50,069,493
--------------------------------------------------------------------------------------
Svenska Handelsbanken A.B. 3.01%            05/12/08       100,000         100,000,993
--------------------------------------------------------------------------------------
Swedbank A.B. 4.66%                         05/02/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Toronto Dominion Bank 5.13%                 03/03/08       100,000         100,000,000
--------------------------------------------------------------------------------------
UBS A.G
  3.00%                                     07/23/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  3.03%                                     08/21/08       100,000         100,002,367
--------------------------------------------------------------------------------------
  4.30%                                     07/08/08       200,000         200,000,000
--------------------------------------------------------------------------------------
  5.33%                                     06/10/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  5.39%                                     03/17/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  5.52%                                     03/06/08       100,000         100,000,000
--------------------------------------------------------------------------------------
UBS A.G. (United Kingdom) 4.27%(c)          07/09/08        25,000          25,102,328
--------------------------------------------------------------------------------------
UniCredito Italiano S.p.A
  3.21%                                     07/29/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  4.76%                                     04/03/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  4.92%                                     05/29/08        95,000          95,000,000
--------------------------------------------------------------------------------------
Wachovia Bank, N.A.
  3.93%(d)                                  01/27/09       100,000         100,000,000
--------------------------------------------------------------------------------------
  5.40%                                     03/28/08        19,000          19,004,739
--------------------------------------------------------------------------------------
Westpac Banking Corp. 4.70%                 04/02/08       100,000         100,000,878
======================================================================================
     Total Certificates of Deposit (Cost
       $6,252,463,748)                                                   6,252,463,748
======================================================================================



MEDIUM-TERM NOTES-6.91%

Abbey National Treasury Services PLC
  Floating Rate MTN 4.68%(b)(c)(d)          10/02/08       100,000         100,130,410
--------------------------------------------------------------------------------------
AIG Matched Funding Corp. Floating Rate
  MTN 3.08%(b)(d)                           06/16/08        75,000          75,001,277
--------------------------------------------------------------------------------------
Allstate Life Global Funding,
  Floating Rate MTN
  3.15%(b)(d)                               09/26/08        50,000          50,000,000
--------------------------------------------------------------------------------------
  5.21%(b)(d)                               12/08/08        60,000          60,036,862
--------------------------------------------------------------------------------------
Allstate Life Global Funding II,
  Floating Rate MTN
  3.20%(b)(d)                               10/15/08       130,000         130,000,000
--------------------------------------------------------------------------------------
  3.26%(b)(d)                               10/07/08       140,000         140,000,000
--------------------------------------------------------------------------------------
Credit Agricole S.A. Floating Rate MTN
  3.84%(b)(c)(d)                            08/26/08       100,000         100,000,000
--------------------------------------------------------------------------------------
MBIA Global Funding, LLC Floating Rate
  MTN 5.13%(b)(d)                           06/05/08       100,000         100,006,313
--------------------------------------------------------------------------------------
MetLife of Connecticut Institutional
  Funding Ltd. (United Kingdom) Floating
  Rate MTN 3.40%(d)                         04/30/08       270,000         270,141,191
--------------------------------------------------------------------------------------
National Australia Bank Ltd. Floating
  Rate MTN 4.73%(b)(c)(d)                   10/01/08       100,000         100,093,853
--------------------------------------------------------------------------------------
New York Life Funding (United Kingdom)
  Floating Rate MTN 4.83%(b)(d)             04/14/08        75,000          75,033,991
--------------------------------------------------------------------------------------
Royal Bank of Canada Floating Rate MTN
  3.23%(b)(c)(d)                            10/09/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Royal Bank of Scotland PLC Sr. Unsec.
  Floating Rate MTN 3.12%(b)(c)(d)          09/19/08        60,000          60,000,000
--------------------------------------------------------------------------------------
Svenska Handelsbanken A.B. Floating Rate
  MTN 3.11%(b)(c)(d)                        09/13/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Toyota Motor Credit Corp. Series B,
  Floating Rate MTN 3.22%(d)                02/06/09       100,000         100,000,000
--------------------------------------------------------------------------------------
Westpac Banking Corp.,
  Floating Rate MTN
  3.17%(c)(d)                               09/05/08        30,000          30,000,671
--------------------------------------------------------------------------------------
  4.64%(c)(d)                               02/06/09       150,000         149,945,058
======================================================================================
     Total Medium-Term Notes (Cost
       $1,740,389,626)                                                   1,740,389,626
======================================================================================



6          SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                           AMOUNT
                                            MATURITY        (000)           VALUE
--------------------------------------------------------------------------------------

VARIABLE RATE DEMAND NOTES-LETTER OF CREDIT
  ENHANCED-5.64%(d)(e)(f)

989 Market Street LLC Series 2006,
  Incremental Taxable Bonds
  (LOC-Wachovia Bank, N.A.) 3.34%(g)        03/01/26      $  7,600     $     7,600,000
--------------------------------------------------------------------------------------
A Mining Group LLC; Series 2006,
  Incremental Taxable Bonds
  (LOC-Wachovia Bank, N.A.) 3.44%(g)        06/01/29        11,355          11,355,000
--------------------------------------------------------------------------------------
Advance Packaging Corp.; Series 2006,
  Taxable Securities (LOC-Fifth Third
  Bank) 3.60%(g)                            10/01/36         3,850           3,850,000
--------------------------------------------------------------------------------------
Alamogordo (City of), New Mexico (Gerald
  Champion Regional Medical Center);
  Series 2007 B, Refunding Taxable
  Hospital Improvement RB (LOC-Bank of
  America, N.A.) 3.20%(g)                   07/01/18         8,020           8,020,000
--------------------------------------------------------------------------------------
Albany (City of), New York Industrial
  Development Agency (Albany Medical
  Center Hospital); Series 2006 B,
  Taxable IDR (LOC-RBS Citizens, N.A.)
  3.37%(g)                                  05/01/35         2,350           2,350,000
--------------------------------------------------------------------------------------
Albuquerque (City of), New Mexico (KTech
  Corp. Project); Series 2002, Taxable
  RB (LOC-Wells Fargo Bank, N.A.)
  3.12%(g)                                  08/01/25         1,800           1,800,000
--------------------------------------------------------------------------------------
American Association of Retired Persons;
  Series 2001, Taxable Notes (LOC-Bank
  of America, N.A.) 3.20%(g)                05/01/31        31,200          31,200,000
--------------------------------------------------------------------------------------
Atlanticare Health Services, Inc.;
  Series 2003, Taxable Bonds
  (LOC-Wachovia Bank, N.A.) 3.39%(g)        10/01/33        16,505          16,505,000
--------------------------------------------------------------------------------------
Auburn (City of), Alabama Industrial
  Development Board; Series 2006 A,
  Refunding Taxable IDR (LOC-Allied
  Irish Banks PLC) 3.15%(c)(g)              07/01/26         5,640           5,640,000
--------------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000,
  Taxable Bonds (LOC-RBS Citizens, N.A.)
  3.39%(g)                                  02/01/15        44,140          44,140,000
--------------------------------------------------------------------------------------
Bernalillo (County of), New Mexico
  (Tempur Production USA, Inc. Project);
  Series 2005 A, Taxable RB (LOC-Bank of
  America, N.A.) 3.20%(g)                   09/01/30        10,730          10,730,000
--------------------------------------------------------------------------------------
Biola University;
  Series 2004 A, Taxable RB (LOC-Allied
  Irish Banks PLC) 3.20%(c)(g)              10/01/34        12,200          12,200,000
--------------------------------------------------------------------------------------
  Series 2004 B, Taxable RB (LOC-BNP
  Paribas) 3.20%(c)(g)                      10/01/34        12,200          12,200,000
--------------------------------------------------------------------------------------
Bochasanwais Shree Akshar Purushottam
  Swaminarayan Sanstha Inc.; Series
  2006, Taxable Bonds (LOC-Comerica
  Bank) 3.17%                               06/01/22         2,800           2,800,000
--------------------------------------------------------------------------------------
Brazos River Authority (TXU Electric Co.
  Project); Series 2001 I, Taxable PCR
  (LOC-Citibank, N.A.) 3.39%(g)             12/01/36        61,790          61,790,000
--------------------------------------------------------------------------------------
Capital Markets Access Co. LC (Boynton
  Outpatient Center, LLC Project);
  Series 2005-B, Taxable Bonds
  (LOC-Wachovia Bank, N.A.) 3.39%(g)        07/01/25         1,275           1,275,000
--------------------------------------------------------------------------------------
Capital Markets Access Co. LC (Delray
  Outpatient Properties, LLC Project);
  Series 2005-A, Taxable Bonds
  (LOC-Wachovia Bank, N.A.) 3.39%           07/01/25         8,010           8,010,000
--------------------------------------------------------------------------------------
Capital Markets Access Co. LC (Pinnacle
  Financial Project); Series 2007,
  Taxable Bonds (LOC-Wachovia Bank,
  N.A.) 3.39%                               02/01/32         5,195           5,195,000
--------------------------------------------------------------------------------------
Capital One Funding Corp.;
  Series 1999 F, Taxable Notes
  (LOC-JPMorgan Chase Bank, N.A.)
  3.30%(g)                                  12/02/19         7,280           7,280,000
--------------------------------------------------------------------------------------
  Series 2000 B, Taxable Notes
  (LOC-JPMorgan Chase Bank, N.A.)
  3.30%(g)                                  07/01/20         6,639           6,639,000
--------------------------------------------------------------------------------------
  Series 2000 C, Taxable Notes
  (LOC-JPMorgan Chase Bank, N.A.)
  3.30%(g)                                  09/01/20         6,004           6,004,000
--------------------------------------------------------------------------------------
  Series 2000 D, Taxable Notes
  (LOC-JPMorgan Chase Bank, N.A.)
  3.30%(g)                                  05/01/26         6,000           6,000,000
--------------------------------------------------------------------------------------
Chatham Capital Corp.; Series 2000,
  Taxable Notes (LOC-JPMorgan Chase
  Bank, N.A.) 3.30%(g)                      07/01/20        11,100          11,100,000
--------------------------------------------------------------------------------------
Chestnut Partnership (The); Series 1999,
  Taxable RB (LOC-Bank of America, N.A.)
  3.15%(g)                                  01/02/29        18,940          18,940,000
--------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Bethesda Living Centers-
  Viewpoint Project); Series 2004 C,
  Taxable RB (LOC-Bank of America, N.A.)
  3.22%(g)                                  08/01/30         3,625           3,625,000
--------------------------------------------------------------------------------------
Conair Corp.; Series 2002, Taxable
  Economic Development Bonds
  (LOC-Wachovia Bank, N.A.) 3.34%(g)        09/01/12         5,660           5,660,000
--------------------------------------------------------------------------------------
Corp. Finance Managers Inc., Integrated
  Loan Program; Series 2003 B, PARTs
  (LOC-Wells Fargo Bank, N.A.) 3.12%(g)     02/02/43           155             155,000
--------------------------------------------------------------------------------------
Danville (City of), Pittsylvania (County
  of), Virginia Regional Industrial
  Facility Authority (Crane Creek
  Project); Series 2005, Taxable RB
  (LOC-Wachovia Bank, N.A.) 3.39%           01/01/26           400             400,000
--------------------------------------------------------------------------------------
Detroit (City of), Michigan Economic
  Development Corp. (Waterfront
  Reclamation and Casino Development
  Project); Series 1999 A, Taxable RB
  (LOC-Deutsche Bank A.G.) 3.17%(c)(g)      05/01/09        41,830          41,830,000
--------------------------------------------------------------------------------------
Dome Corp.; Series 1991, Notes
  (LOC-Wachovia Bank, N.A.) 3.34%(g)        08/31/16         9,400           9,400,000
--------------------------------------------------------------------------------------

7          SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                           AMOUNT
                                            MATURITY        (000)           VALUE
--------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES-LETTER OF CREDIT
  ENHANCED-(CONTINUED)

Emerald Bay Club L.P.; Series 2004,
  Taxable Bonds (LOC-Wachovia Bank,
  N.A.) 3.34%(g)                            12/01/15      $  8,000     $     8,000,000
--------------------------------------------------------------------------------------
EPC Allentown, LLC; Series 2005, Taxable
  Bonds (LOC-Wachovia Bank, N.A.)
  3.34%(g)                                  07/01/30         5,825           5,825,000
--------------------------------------------------------------------------------------
Exeter Realty Co. Series 2003 A, Notes
  (LOC-General Electric Capital Corp.)
  3.34%(g)                                  10/01/13         8,000           8,000,000
--------------------------------------------------------------------------------------
Florida Christian College, Inc.; Series
  2006, Taxable RB (LOC-Fifth Third
  Bank) 3.15%(g)                            11/01/36         6,500           6,500,000
--------------------------------------------------------------------------------------
Forward Corp. Series 2005, Taxable
  Securities (LOC-Fifth Third Bank)
  3.60%(g)                                  12/01/30           900             900,000
--------------------------------------------------------------------------------------
Four Dam Pool Agency (The); (Alaska)
  Series 2004 B, Refunding Taxable
  Electric RB (LOC-Dexia Group S.A.)
  3.08%(c)(g)                               07/01/26         3,825           3,825,000
--------------------------------------------------------------------------------------
Fun Entertainment LLC; Series 2005,
  Taxable Bonds (LOC-Wachovia Bank,
  N.A.) 3.34%(g)                            01/01/25        10,075          10,075,000
--------------------------------------------------------------------------------------
Gainesville (City of) & Hall (County
  of), Georgia Development Authority
  (Fieldale Farms Corp. Project); Series
  2006, Taxable IDR (LOC-Wachovia Bank,
  N.A.) 3.39%(g)                            03/01/21        20,000          20,000,000
--------------------------------------------------------------------------------------
General Secretariat of the Organization
  of American States; Series 2001 A,
  Taxable (LOC-Bank of America, N.A.)
  3.20%(g)                                  03/01/33        17,330          17,330,000
--------------------------------------------------------------------------------------
Germain Properties of Columbus Inc.,
  Germain Real Estate Co. LLC and
  Germain Motor Co.; Series 2001,
  Taxable Notes (LOC-JPMorgan Chase
  Bank, N.A.) 3.55%                         03/01/31         7,600           7,600,000
--------------------------------------------------------------------------------------
Glendale (City of), Arizona Industrial
  Development Authority (Thunderbird,
  The Garvin School of International
  Management); Series 2005 B, Taxable
  Refunding RB (LOC-Bank of New York)
  3.20%(g)                                  07/01/35         6,300           6,300,000
--------------------------------------------------------------------------------------
Harvest Bible Chapel; Series 2004,
  Taxable RB (LOC-Fifth Third Bank)
  3.17%(g)                                  08/01/29        10,285          10,285,000
--------------------------------------------------------------------------------------
Hunter's Ridge/Southpointe; Series 2005,
  Taxable Notes (LOC-Wachovia Bank,
  N.A.) 3.34%(g)                            06/01/25         6,120           6,120,000
--------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Christian Homes, Inc.);
  Series 2007 B Taxable RB (LOC-Fifth
     Third Bank) 3.15%(g)                   05/15/31         6,825           6,825,000
--------------------------------------------------------------------------------------
  Series 2007 C Taxable Convertible
     Revenue RB (LOC-Fifth Third Bank)
     3.15%(g)                               05/15/31         8,090           8,090,000
--------------------------------------------------------------------------------------
Imaging Investment Group, L.L.C.,
  Radiology Physicians of Indian River
  County, LC and Vero Radiology
  Associates, Inc. (Imaging Radiology
  Project); Series 2005, Taxable Bonds
  (LOC-Wachovia Bank, N.A.) 3.34%(g)        05/01/31         6,975           6,975,000
--------------------------------------------------------------------------------------
JPV Capital LLC; Series 1999 A, Taxable
  Notes (LOC-Wells Fargo Bank, N.A.)
  3.39%(g)                                  12/01/39        17,500          17,500,000
--------------------------------------------------------------------------------------
Kordsa Inc.; Series 2006, Bonds
  (LOC-General Electric Capital Corp.)
  3.17%(g)                                  06/01/26         8,500           8,500,000
--------------------------------------------------------------------------------------
Lake Oswego (City of), Oregon
  Redevelopment Agency; Series 2005 B,
  Taxable TAN (LOC-Wells Fargo Bank,
  N.A.) 3.12%(g)                            06/01/20         1,185           1,185,000
--------------------------------------------------------------------------------------
Loanstar Assets Partners L.P.; Series
  2005 A, Taxable Student Loan RB
  (LOC-State Street Bank & Trust Co.)
  3.15%(b)(g)                               02/01/41       163,400         163,400,000
--------------------------------------------------------------------------------------
Lone Tree (City of), Colorado Building
  Authority; Series 2007, Taxable COP
  (LOC-Wells Fargo Bank, N.A.) 3.55%(g)     12/01/17         3,075           3,075,000
--------------------------------------------------------------------------------------
LP Pinewood SPV LLC; Series 2003,
  Taxable Notes (LOC-Wachovia Bank,
  N.A.) 3.34%(g)                            02/01/18       120,200         120,200,000
--------------------------------------------------------------------------------------
Luzerne (County of), Pennsylvania
  Industrial Development Authority
  (PennSummit Tubular LLC Project);
  Series 2006 B, Taxable RB
  (LOC-Wachovia Bank, N.A.) 3.34%           02/01/21         1,275           1,275,000
--------------------------------------------------------------------------------------
M3 Realty, LLC; Series 2007, Notes
  (LOC-General Electric Capital Corp.)
  3.19%(g)                                  01/01/33        14,920          14,920,000
--------------------------------------------------------------------------------------
Macatawa Capital Partners LLC (Profile
  Industrial Packaging Corp.); Series
  2003 A, Taxable Notes (LOC-Fifth Third
  Bank) 3.60%(g)                            12/01/53         2,335           2,335,000
--------------------------------------------------------------------------------------
Macon-Bibb (County of), Industrial
  Authority (Bass Pro Outdoor World, LLC
  Project); Series 2005, Taxable RB
  (LOC-General Electric Capital Corp.)
  3.12%(g)                                  07/01/25         5,300           5,300,000
--------------------------------------------------------------------------------------
Madison (City of), Wisconsin Community
  Development Authority (Overture
  Development Corp.); Series 2001,
  Taxable RB (LOC-JPMorgan Chase Bank,
  N.A.; U.S. Bank, N.A.; M&I Marshall &
  Ilsley Bank) 3.32%(g)                     06/01/36        58,700          58,700,000
--------------------------------------------------------------------------------------
Marsh Enterprises, LLC; Series 2003,
  Taxable Securities (LOC-Fifth Third
  Bank) 3.60%(g)                            01/01/28         8,790           8,790,000
--------------------------------------------------------------------------------------

8          SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                           AMOUNT
                                            MATURITY        (000)           VALUE
--------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES-LETTER OF CREDIT
  ENHANCED-(CONTINUED)

Massachusetts (State of) Development
  Finance Agency (Briarwood
  Retirement Community Issue);
  Series 2004 B Taxable RB
  (LOC-Comerica Bank)
  3.17%(g)                                  01/01/35      $    640     $       640,000
--------------------------------------------------------------------------------------
  3.17%                                     01/01/35         8,525           8,525,000
--------------------------------------------------------------------------------------
Meharry Medical College; Series 2001,
  Unlimited Taxable GO (LOC-Bank of
  America, N.A.) 3.20%(g)                   08/01/16         8,595           8,595,000
--------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund
  (Holland Home Obligated Group); Series
  2005 B, Taxable Refunding Limited
  Obligation RB (LOC-Fifth Third Bank)
  3.15%                                     11/01/28         7,515           7,515,000
--------------------------------------------------------------------------------------
Mississippi (State of) Business Finance
  Corp. (Belk, Inc. Project); Series
  2005, Taxable IDR (LOC-Wachovia Bank,
  N.A.) 3.34%(g)                            10/01/25        17,780          17,780,000
--------------------------------------------------------------------------------------
Mississippi (State of) Business Finance
  Corp. (Cellular South, Inc. Project);
  Series 2005, Taxable IDR (LOC-Bank of
  America, N.A.) 3.20%(b)(g)                08/01/20        10,800          10,800,000
--------------------------------------------------------------------------------------
Mississippi (State of) Business Finance
  Corp. (GE Plastices Project); Series
  1998, Taxable IDR (LOC-Citibank, N.A.)
  3.28%(g)                                  02/01/23        41,000          41,000,000
--------------------------------------------------------------------------------------
Mississippi (State of) Business Finance
  Corp. (Lextron-Visteon Leasing, LLC
  Project); Series 2003, Taxable IDR
  (LOC-JPMorgan Chase Bank, N.A.)
  3.15%(g)                                  12/01/27         7,330           7,330,000
--------------------------------------------------------------------------------------
Mississippi (State of) Business Finance
  Corp. (Viking Range Corp. Project);
  Series 2000, Taxable IDR (LOC-Bank of
  America, N.A.) 3.19%                      06/01/15         9,555           9,555,000
--------------------------------------------------------------------------------------
Missouri (State of) Development Finance
  Board (Duke Manufacturing Co.); Series
  2004 B, Taxable Home Mortgage RB
  (LOC-Bank of America, N.A.) 3.20%(g)      12/01/20         7,800           7,800,000
--------------------------------------------------------------------------------------
Missouri (State of) Development Finance
  Board (Ninth Street Garage Project);
  Series 2004 B, Taxable Infrastructure
  Facilities RB (LOC-Bank of America,
  N.A.) 3.20%(g)                            12/01/20         4,800           4,800,000
--------------------------------------------------------------------------------------
Monongalia Health System, Inc.; Series
  2008 B, Taxable Hospital Bonds
  (LOC-JPMorgan Chase Bank, N.A.)
  3.18%(g)                                  07/01/40        14,250          14,250,000
--------------------------------------------------------------------------------------
Nashville (City of), & Davidson (County
  of) Tennessee Health and Educational
  Facilities Board (Weatherly Ridge
  Apartments Project); Series 2006 B,
  Multi-Family Housing Taxable RB
  (LOC-U.S. Bank N.A.) 3.22%                12/01/41         1,900           1,900,000
--------------------------------------------------------------------------------------
Net Magan Two LLC;
  Series 2006 Taxable RB (LOC-Wachovia
  Bank, N.A.)
  3.34%(g)                                  04/01/26        11,500          11,500,000
--------------------------------------------------------------------------------------
  3.34%                                     04/01/26         3,700           3,700,000
--------------------------------------------------------------------------------------
New Jersey (State of) Economic
  Development Authority Thermal Energy
  Facilities (Marina Energy LLC-2001
  Project); Series B, Taxable RB
  (LOC-Wachovia Bank, N.A.) 3.12%(g)        09/01/21         7,700           7,700,000
--------------------------------------------------------------------------------------
Newport News (City of), Virginia
  Economic Development Authority
  (Newport News Shipbuilding Project);
  Series 2000 B, Taxable Incremental RB
  (LOC-Wachovia Bank, N.A.) 3.44%(g)        07/01/31        19,505          19,505,000
--------------------------------------------------------------------------------------
NGSP, Inc.; Series 2006, Taxable RB
  (LOC-Bank of America, N.A.) 3.20%(g)      06/01/46         6,500           6,500,000
--------------------------------------------------------------------------------------
Nicholas Capital Investments, LLC
  (Nicholas Plastics, Inc.); Series
  2005-A, Taxable Notes (LOC-Fifth Third
  Bank) 3.34%(g)                            02/01/45         5,100           5,100,000
--------------------------------------------------------------------------------------
Old Hickory (City of), Tennessee (AHPC)
  Series 2005, Bonds (LOC-Wachovia Bank,
  N.A.) 3.15%(g)                            01/01/20         2,110           2,110,000
--------------------------------------------------------------------------------------
Polk (County of), Florida Industrial
  Development Authority (GSG Investments
  Project); Series 2005 B, Taxable IDR
  (LOC-Wachovia Bank, N.A.) 3.39%(g)        05/01/27         3,270           3,270,000
--------------------------------------------------------------------------------------
Porterfield Family Partners, L.P.;
  Series 2004, Taxable Notes
  (LOC-Wachovia Bank, N.A.) 3.39%(g)        07/01/14         2,900           2,900,000
--------------------------------------------------------------------------------------
Prince George's (County of), Maryland
  (Collington Episcopal Life Care
  Community, Inc.); Series 2006 C,
  Taxable RB (LOC-Bank of America, N.A.)
  3.15%(g)                                  04/01/15         6,390           6,390,000
--------------------------------------------------------------------------------------
Racetrac Capital, LLC; Series 2000,
  Taxable Bonds (LOC-Regions Bank)
  3.17%(g)                                  09/01/20        15,700          15,700,000
--------------------------------------------------------------------------------------
Ray, R.G. Corp.; Series 2000, Taxable
  Bonds (LOC-Bank of America, N.A.)
  3.20%(g)                                  01/01/15         2,190           2,190,000
--------------------------------------------------------------------------------------
Richmond (City of), Redevelopment &
  Housing Authority (1995 Old Manchester
  Project); Series 1995 B, Taxable RB
  (LOC-Wachovia Bank, N.A.) 3.31%(g)        12/01/25         1,590           1,590,000
--------------------------------------------------------------------------------------
Roanoke Rapids (City of), North Carolina
  Music and Entertainment District;
  Series 2007, Special RB (LOC-Bank of
  America, N.A.) 3.20%(g)                   07/01/27        11,500          11,500,000
--------------------------------------------------------------------------------------

9          SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                           AMOUNT
                                            MATURITY        (000)           VALUE
--------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES-LETTER OF CREDIT
  ENHANCED-(CONTINUED)

Rockwood Quarry, LLC; Series 2002,
  Taxable Notes (LOC-Fifth Third
  Bank) 3.60%(g)                            12/01/22      $  4,100     $     4,100,000
--------------------------------------------------------------------------------------
Roman Catholic Diocese of Charlotte;
  Series 2002, Taxable Bonds
  (LOC-Wachovia Bank, N.A.) 3.34%(g)        05/01/14        11,360          11,360,000
--------------------------------------------------------------------------------------
Roman Catholic Diocese of Raleigh;
  Series 2002 A Taxable RB (LOC-Bank of
  America, N.A.)
  3.17%                                     06/01/18         4,000           4,000,000
--------------------------------------------------------------------------------------
  3.17%(g)                                  06/01/18         1,200           1,200,000
--------------------------------------------------------------------------------------
S&L Capital, LLC (J&L Development of
  Holland, LLC); Series 2005 A, Taxable
  RB (LOC-Federal Home Loan Bank of
  Indianapolis) 3.34%(g)                    07/01/40         4,015           4,015,000
--------------------------------------------------------------------------------------
S&L Capital, LLC (LJ&S Development,
  LLC); Series 2002 A, Taxable Notes
  (LOC-Comerica Bank) 3.34%(g)              11/04/42         5,000           5,000,000
--------------------------------------------------------------------------------------
Sabri Arac (The Quarry Lane School);
  Series 2005, Taxable Bonds (LOC-Bank
  of America, N.A.) 3.20%(g)                10/01/35        20,500          20,500,000
--------------------------------------------------------------------------------------
Santa Rosa (City of), California
  (Rancheria Tachi Yokut Tribe); Series
  2004, Taxable RB (LOC-JPMorgan Chase
  Bank, N.A.) 3.55%(g)                      09/01/19        34,515          34,515,000
--------------------------------------------------------------------------------------
Savannah College of Art and Design,
  Inc.; Series 2004, Taxable RB
  (LOC-Bank of America, N.A.) 3.20%(g)      04/01/24        22,669          22,668,669
--------------------------------------------------------------------------------------
Shepherd Capital LLC (Trade Center);
  Series 2004 A, Taxable Notes (LOC-
  Fifth Third Bank) 3.34%(g)                07/01/54        10,000          10,000,000
--------------------------------------------------------------------------------------
Shepherd Capital LLC (Open Terrace);
  Series 2002 B, Taxable Notes
  (LOC-Wachovia Bank, N.A.) 3.34%(g)        11/01/52         9,730           9,730,000
--------------------------------------------------------------------------------------
Shepherd Capital LLC (Hinman
  Affiliates); Series 2003 D, Taxable
  Notes (LOC-Federal Home Loan Bank of
  Indianapolis) 3.34%(g)                    10/01/53         5,660           5,660,000
--------------------------------------------------------------------------------------
Sprenger Enterprises Inc.; Series 2005,
  Option Bonds (LOC-JPMorgan Chase Bank,
  N.A.) 3.55%(g)                            10/01/35        17,400          17,400,000
--------------------------------------------------------------------------------------
Thomasville (City of), Georgia Payroll
  Development Authority (American Fresh
  Foods L.P.); Series 2005 B, Taxable RB
  (LOC-Wachovia Bank, N.A.) 3.39%(g)        09/01/17         1,675           1,675,000
--------------------------------------------------------------------------------------
Tift (County of), Development Authority
  (Heatcraft Refrigeration Products LLC
  Project);
  Series 2008 A Taxable RB (LOC-Wachovia
  Bank, N.A.)
  3.34%(g)                                  02/01/18         3,600           3,600,000
--------------------------------------------------------------------------------------
  Series 2008 B Taxable RB (LOC-Wachovia
  Bank, N.A.)
  3.34%(g)                                  02/01/18        12,700          12,700,000
--------------------------------------------------------------------------------------
Trinity Funding LLC (Trinity
  Affiliates); Series 2006 A, Taxable RB
  (LOC-Fifth Third Bank) 3.60%(g)           03/01/36        16,230          16,230,000
--------------------------------------------------------------------------------------
United Fuels, LLC; Series 2006, Taxable
  RB (LOC-Fifth Third Bank) 3.60%(g)        01/01/31         4,710           4,710,000
--------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; Series 2001, Taxable RB
  (LOC-Wachovia Bank, N.A.) 3.39%(g)        07/01/26        43,070          43,070,000
--------------------------------------------------------------------------------------
Wake Forest University; Series 1997,
  Taxable RB (LOC-Wachovia Bank, N.A.)
  3.29%(g)                                  07/01/17         2,400           2,400,000
--------------------------------------------------------------------------------------
West Michigan Heart Capital LLC
  (Leffingwell Heart, LLC); Series 2004
  A, Taxable Notes (LOC-Fifth Third
  Bank) 3.34%(g)                            05/01/44        15,280          15,280,000
--------------------------------------------------------------------------------------
Westmoreland (County of), Pennsylvania
  Industrial Development Authority
  (Excela Health Project); Series 2005
  D, Taxable Health System IDR
  (LOC-Wachovia Bank, N.A.) 3.32%(g)        07/01/25         1,900           1,900,000
--------------------------------------------------------------------------------------
Young Men's Christian Association of
  Hunterdon County New Jersey; Series
  2004, Taxable Notes (LOC-Wachovia
  Bank, N.A.) 3.34%(g)                      02/01/24         2,110           2,110,000
--------------------------------------------------------------------------------------
Ziegler Columbus LLC / Ziegler St. Cloud
  LLC; Series 2007, Notes (LOC-General
  Electric Capital Corp.) 3.19%(g)          01/01/33        25,000          25,000,000
======================================================================================
     Total Variable Rate Demand Notes
       (Cost $1,420,491,669)                                             1,420,491,669
======================================================================================



MASTER NOTE AGREEMENTS-5.27%(h)

Goldman Sachs Credit Partners L.P.,
  (Acquired 02/01/08; Cost $150,000,000)
  3.27%(b)(g)(i)                            06/02/08       150,000         150,000,000
--------------------------------------------------------------------------------------
  (Acquired 12/21/07; Cost $150,000,000)
  3.38%(b)(g)(i)(j)                               --       150,000         150,000,000
--------------------------------------------------------------------------------------
Lehman Brothers Inc.,
  3.28%(b)(d)(g)(j)                               --       260,000         260,000,000
--------------------------------------------------------------------------------------
  3.33%(b)(g)                               12/25/08       267,000         267,000,000
--------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  3.33%(b)(d)(g)(j)                               --       500,000         500,000,000
======================================================================================
     Total Master Note Agreements (Cost
       $1,327,000,000)                                                   1,327,000,000
======================================================================================



10          SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                           AMOUNT
                                            MATURITY        (000)           VALUE
--------------------------------------------------------------------------------------

FUNDING AGREEMENTS-2.49%

MetLife Insurance Co. of Connecticut,
  (Acquired 08/27/07; Cost $100,000,000)
  3.15%(b)(d)(i)                            08/27/08      $100,000     $   100,000,000
--------------------------------------------------------------------------------------
  (Acquired 11/21/07; Cost $125,000,000)
  3.15%(b)(d)(i)                            11/21/08       125,000         125,000,000
--------------------------------------------------------------------------------------
  (Acquired 10/12/07; Cost $3,000,000)
  4.52%(b)(d)(i)                            10/10/08         3,000           3,000,000
--------------------------------------------------------------------------------------
Metropolitan Life Insurance Co.,
  Floating Rate
  (Acquired 09/13/07; Cost $10,000,000)
  3.51%(b)(d)(i)                            11/28/08        10,000          10,000,000
--------------------------------------------------------------------------------------
  (Acquired 09/13/07; Cost $5,000,000)
  4.21%(b)(d)(i)                            11/18/08         5,000           5,000,000
--------------------------------------------------------------------------------------
  (Acquired 11/27/07; Cost $125,000,000)
  5.07%(b)(d)(i)                            10/09/08       125,000         125,000,000
--------------------------------------------------------------------------------------
New York Life Insurance Co. (Acquired
  04/04/07; Cost $259,000,000)
  4.89%(b)(d)(i)                            04/04/08       259,000         259,000,000
======================================================================================
     Total Funding Agreements (Cost
       $627,000,000)                                                       627,000,000
======================================================================================



TIME DEPOSITS-2.00%

ABN AMRO Bank N.V. (Cayman Islands)
  3.25%(c)(g)(i)                            03/03/08       300,000         300,000,000
--------------------------------------------------------------------------------------
KBC Bank N.V. (Cayman Islands)
  3.25%(c)(g)(i)                            03/03/08       203,690         203,689,816
======================================================================================
     Total Time Deposits (Cost
       $503,689,816)                                                       503,689,816
======================================================================================



ASSET-BACKED SECURITIES-0.60%

FULLY SUPPORTED MONOLINE-0.21%

Wachovia Asset Securitization Issuance,
  LLC; Series 2004-HEMM1, Class A, Money
  Market Notes (CEP-Financial Security
  Assurance Inc.) 3.29%(b)(d)(k)            11/25/34        52,643          52,643,118
======================================================================================


STRUCTURED-0.39%

Paragon Mortgages PLC (United Kingdom)
  Series 15A, Class A1, Floating Rate
  Notes 3.12%(b)(c)(d)                      12/15/39        98,639          98,639,460
======================================================================================
     Total Asset-Backed Securities (Cost
       $151,282,578)                                                       151,282,578
======================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-83.84% (Cost
  $21,118,522,527)                                                      21,118,522,527
======================================================================================





                                                      REPURCHASE
                                                        AMOUNT

REPURCHASE AGREEMENTS-17.53%(l)

Banc of America Securities LLC, Joint agreement
  dated 02/29/08, aggregate maturing value
  $150,020,625 (collateralized by U.S. Government
  obligations valued at $153,000,901; 2.00%-6.25%,
  02/28/10-08/15/23) 1.65%, 03/03/08                  149,513,186       149,492,631
-----------------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  02/29/08, aggregate maturing value
  $1,000,265,000 (collateralized by U.S.
  Government sponsored obligations valued at
  $1,020,000,000; 4.50%-7.00%, 11/01/18-11/01/47)
  3.18%, 03/03/08                                     643,682,874       643,512,343
-----------------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  02/29/08, aggregate maturing value $303,571,795
  (collateralized by U.S. Government sponsored
  obligations valued at $309,563,501; 3.75%-5.13%,
  05/07/10-05/27/15) 3.11%, 03/03/08                   88,516,074        88,493,140
-----------------------------------------------------------------------------------
BNP Paribas, Joint agreement dated 02/29/08,
  aggregate maturing value $800,216,333
  (collateralized by U.S. Government sponsored and
  Corporate obligations valued at $821,496,418;
  0%-20.79%, 01/08/09-08/25/37) 3.25%, 03/03/08(c)    541,122,737       540,976,448
-----------------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $650,000,984 (collateralized by U.S. Government
  obligations valued at $663,001,003; 2.38%-5.13%,
  05/31/08-01/15/25) 1.75%, 03/03/08                  149,928,067       150,000,000
-----------------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $950,256,896 (collateralized by Corporate
  obligations valued at $997,500,001; 0%,
  03/25/35-10/25/46) 3.25%, 03/03/08                  645,174,419       645,000,000
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $1,000,265,000 (collateralized by U.S.
  Government sponsored obligations valued at
  $1,020,000,000; 4.50%-7.00%, 08/01/18-01/01/38)
  3.18%, 03/03/08                                     186,569,954       186,520,526
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $300,077,500 (collateralized by U.S. Government
  sponsored obligations valued at $306,000,622;
  2.75%-6.25%, 03/15/08-06/01/37) 3.10%, 03/03/08     195,102,960       195,052,571
-----------------------------------------------------------------------------------
Fortis Bank N.V./S.A., Joint agreement dated
  02/29/08, aggregate maturing value $800,215,000
  (collateralized by Corporate obligations valued
  at $840,000,001; 0%-6.00%, 02/25/34-06/03/52)
  3.23%, 03/03/08(c)                                  553,148,619       553,000,000
-----------------------------------------------------------------------------------
Goldman, Sachs & Co., Open joint agreement with no
  specified maturity date, (collateralized by
  Corporate obligations valued at $315,000,000;
  0%-3.49%, 09/15/32-02/15/51) 3.20%,(m)                       --       150,000,000
-----------------------------------------------------------------------------------

11          SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO



                                                      REPURCHASE
                                                        AMOUNT           VALUE
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Greenwich Capital Markets, Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $1,000,263,333 (collateralized by U.S.
  Government sponsored obligations valued at
  $1,020,000,815; 4.50%-8.00%, 04/01/22-11/01/47)
  3.16%, 03/03/08                                    $768,328,381      $768,127,108
-----------------------------------------------------------------------------------
JPMorgan Securities Inc., Joint agreement dated
  02/29/08, aggregate maturing value $650,097,500
  (collateralized by U.S. Government obligations
  valued at $663,007,984; 3.25%-5.00%, 12/31/09-
  02/15/12) 1.80%, 03/03/08                           150,022,500       150,000,000
-----------------------------------------------------------------------------------
Wachovia Capital Markets, LLC, Joint agreement
  dated 02/29/08, aggregate maturing value
  $500,134,583 (collateralized by Corporate
  obligations valued at $525,000,001; 0%-3.67%,
  06/15/19-02/15/51) 3.23%, 03/03/08                  195,052,488       195,000,000
===================================================================================
     Total Repurchase Agreements (Cost
       $4,415,174,767)                                                4,415,174,767
===================================================================================
TOTAL INVESTMENTS(n)(o)-101.37% (Cost
  $25,533,697,294)                                                   25,533,697,294
===================================================================================
OTHER ASSETS LESS LIABILITIES-(1.37)%                                  (345,023,520)
===================================================================================
NET ASSETS-100.00%                                                  $25,188,673,774
___________________________________________________________________________________
===================================================================================



Investment Abbreviations:

CEP     - Credit Enhancement Provider
COP     - Certificates of Participation
GO      - General Obligation Bonds
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
MTN     - Medium-Term Notes
PARTs   - Pooled Adjustable Rate Taxable Notes(SM)
PCR     - Pollution Control Revenue Bonds
RACERS  - Restructured Asset Certificates with Enhanced Return(SM)
RB      - Revenue Bonds
Sr.     - Senior
TAN     - Tax Anticipation Notes
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2008 was $10,855,783,670, which represented 43.10% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 7.6%; United Kingdom: 7.2%; France: 7.0%; other countries less than 5%: 10.1%.
(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2008.
(e) Demand security payable upon demand by the Fund with usually no more than seven calendar days' notice.
(f) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(h) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending on the timing of the demand.
(i) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at February 29, 2008 was $1,430,689,816, which represented 5.68% of the Fund's Net Assets.
(j) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(k) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(l)   Principal amount equals value at period end. See Note 1J.
(m) Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(n)   Also represents cost for federal income tax purposes.
(o) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.


12          SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS

February 29, 2008
(Unaudited)





                                                               PRINCIPAL
                                                                 AMOUNT
                                                    MATURITY     (000)          VALUE
-----------------------------------------------------------------------------------------

COMMERCIAL PAPER-69.73%(A)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/LEASES-0.36%

Fountain Square Commercial Funding Corp. 3.40%(b)   03/27/08    $ 30,000   $   29,926,333
=========================================================================================


ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-3.49%

Old Line Funding, LLC
  3.13%(b)                                          04/02/08      53,426       53,277,357
-----------------------------------------------------------------------------------------
  3.40%(b)                                          03/11/08      50,000       49,952,778
-----------------------------------------------------------------------------------------
Thunder Bay Funding, LLC
  3.12%(b)                                          04/08/08      75,000       74,753,000
-----------------------------------------------------------------------------------------
  3.30%(b)                                          03/12/08      60,491       60,430,005
-----------------------------------------------------------------------------------------
  3.40%(b)                                          03/11/08      54,151       54,099,857
=========================================================================================
                                                                              292,512,997
=========================================================================================


ASSET-BACKED SECURITIES-FULLY BACKED-2.68%

Curzon Funding Ltd./LLC (CEP-American
  International Group Inc.)
  3.25%(b)                                          03/19/08      50,000       49,918,750
-----------------------------------------------------------------------------------------
  3.32%(b)                                          04/01/08      75,000       74,785,583
-----------------------------------------------------------------------------------------
  3.40%(b)                                          03/28/08     100,000       99,745,000
=========================================================================================
                                                                              224,449,333
=========================================================================================


ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-3.96%

Concord Minutemen Capital Co., LLC-Series A
  (Multi CEP's-Liberty Hampshire Co., LLC; agent)
  3.30%(b)                                          03/12/08      20,000       19,979,833
-----------------------------------------------------------------------------------------
  3.35%(b)                                          04/18/08      26,392       26,274,116
-----------------------------------------------------------------------------------------
  3.50%(b)                                          03/20/08     100,000       99,815,278
-----------------------------------------------------------------------------------------
Crown Point Capital Co., LLC-Series A
  (Multi CEP's-Liberty Hampshire Co. LLC; agent)
  3.30%(b)                                          03/19/08      10,000        9,983,500
-----------------------------------------------------------------------------------------
  3.40%(b)                                          04/15/08      10,000        9,957,500
-----------------------------------------------------------------------------------------
  3.50%(b)                                          03/19/08      50,000       49,912,500
-----------------------------------------------------------------------------------------
Long Lane Master Trust IV-Series A, (CEP-Bank of
  America N.A.) 3.15%(b)                            03/10/08      21,600       21,582,990
-----------------------------------------------------------------------------------------
Variable Funding Capital Co., LLC (CEP-Wachovia
  Bank N.A.)
  3.13%(b)                                          04/01/08      20,000       19,946,094
-----------------------------------------------------------------------------------------
  3.20%(b)                                          03/19/08      75,000       74,880,000
=========================================================================================
                                                                              332,331,811
=========================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-23.78%

Amsterdam Funding Corp.
  3.95%(b)                                          03/13/08      50,000       49,934,167
-----------------------------------------------------------------------------------------
  4.40%(b)                                          03/06/08      81,700       81,650,072
-----------------------------------------------------------------------------------------
  4.45%(b)                                          03/07/08      34,000       33,974,783
-----------------------------------------------------------------------------------------
Atlantic Asset Securitization LLC
  3.15%(b)                                          03/24/08      75,000       74,849,062
-----------------------------------------------------------------------------------------
  3.22%(b)                                          04/28/08      75,000       74,610,917
-----------------------------------------------------------------------------------------
  3.32%(b)                                          03/25/08      34,855       34,777,854
-----------------------------------------------------------------------------------------
  3.90%(b)                                          03/17/08     100,000       99,826,667
-----------------------------------------------------------------------------------------
  3.92%(b)                                          03/14/08      96,050       95,914,036
-----------------------------------------------------------------------------------------
Barton Capital LLC
  4.00%(b)                                          03/06/08      50,000       49,972,222
-----------------------------------------------------------------------------------------
  4.15%(b)                                          03/05/08      50,000       49,976,944
-----------------------------------------------------------------------------------------
Clipper Receivables Co., LLC
  3.20%(b)                                          03/03/08     100,000       99,982,222
-----------------------------------------------------------------------------------------
  3.35%(b)(c)                                       03/03/08     100,000       99,981,389
-----------------------------------------------------------------------------------------
CRC Funding, LLC
  4.20%(b)                                          03/11/08      50,000       49,941,667
-----------------------------------------------------------------------------------------
  4.32%(b)                                          03/04/08      75,000       74,973,000
-----------------------------------------------------------------------------------------
  4.45%(b)                                          03/03/08     100,000       99,975,278
-----------------------------------------------------------------------------------------
Fairway Finance Co., LLC
  3.20%(b)                                          03/14/08      75,000       74,913,333
-----------------------------------------------------------------------------------------
  3.25%(b)                                          04/25/08      30,000       29,851,042
-----------------------------------------------------------------------------------------
  3.34%(b)                                          03/14/08      54,000       53,934,870
-----------------------------------------------------------------------------------------
  3.40%(b)                                          03/13/08     100,000       99,886,667
-----------------------------------------------------------------------------------------
  3.95%(b)                                          03/07/08      50,000       49,967,083
-----------------------------------------------------------------------------------------
Gemini Securitization Corp. LLC
  3.12%(b)                                          04/07/08      50,000       49,839,667
-----------------------------------------------------------------------------------------
  3.15%(b)                                          03/04/08      50,143       50,129,837
-----------------------------------------------------------------------------------------
  3.17%(b)                                          03/20/08      75,000       74,874,521
-----------------------------------------------------------------------------------------
  3.30%(b)                                          03/10/08      95,000       94,921,625
-----------------------------------------------------------------------------------------
Sheffield Receivables Corp.
  3.12%(b)                                          03/25/08      50,000       49,896,167
-----------------------------------------------------------------------------------------
  3.14%(b)                                          04/07/08      51,500       51,333,798
-----------------------------------------------------------------------------------------
  3.15%(b)                                          04/07/08      75,000       74,757,188
-----------------------------------------------------------------------------------------
  3.38%(b)                                          03/03/08      50,000       49,990,611
-----------------------------------------------------------------------------------------
Windmill Funding Corp.
  4.40%(b)                                          03/06/08      43,750       43,723,264
-----------------------------------------------------------------------------------------
  4.45%(b)                                          03/07/08      75,000       74,944,375
=========================================================================================
                                                                            1,993,304,328
=========================================================================================



13          SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                               PRINCIPAL
                                                                 AMOUNT
                                                    MATURITY     (000)          VALUE
-----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-TRADE RECEIVABLES-2.23%

CAFCO, LLC
  3.60%(b)                                          03/18/08    $ 50,000   $   49,915,000
-----------------------------------------------------------------------------------------
  3.92%(b)                                          03/18/08      36,915       36,846,666
-----------------------------------------------------------------------------------------
  3.94%(b)                                          03/12/08     100,000       99,879,611
=========================================================================================
                                                                              186,641,277
=========================================================================================


CONSUMER FINANCE-9.06%

American Express Credit Corp.
  2.98%                                             04/18/08      75,000       74,702,000
-----------------------------------------------------------------------------------------
  3.14%                                             03/13/08      25,000       24,973,833
-----------------------------------------------------------------------------------------
  4.32%                                             03/05/08     100,000       99,952,000
-----------------------------------------------------------------------------------------
American Honda Finance Corp.
  3.00%                                             03/10/08     102,000      101,923,500
-----------------------------------------------------------------------------------------
  3.50%                                             03/12/08      24,000       23,974,333
-----------------------------------------------------------------------------------------
  3.80%                                             03/12/08       5,000        4,994,194
-----------------------------------------------------------------------------------------
  3.80%                                             03/14/08      40,000       39,945,111
-----------------------------------------------------------------------------------------
Toyota Motor Credit Corp.
  2.86%                                             04/21/08      50,000       49,797,417
-----------------------------------------------------------------------------------------
  2.88%                                             04/25/08      75,000       74,670,000
-----------------------------------------------------------------------------------------
  2.90%                                             04/10/08     100,000       99,677,778
-----------------------------------------------------------------------------------------
  2.99%                                             03/28/08      50,000       49,887,875
-----------------------------------------------------------------------------------------
  3.02%                                             03/26/08      75,000       74,842,708
-----------------------------------------------------------------------------------------
  3.83%                                             03/13/08      40,000       39,948,933
=========================================================================================
                                                                              759,289,682
=========================================================================================


DIVERSIFIED BANKS-17.07%

Bank of America Corp.
  2.95%                                             04/16/08     100,000       99,623,056
-----------------------------------------------------------------------------------------
  2.95%                                             04/22/08     100,000       99,573,889
-----------------------------------------------------------------------------------------
  2.96%                                             04/21/08     100,000       99,580,667
-----------------------------------------------------------------------------------------
  2.99%                                             04/04/08      80,000       79,774,467
-----------------------------------------------------------------------------------------
Citigroup Funding Inc.
  3.02%                                             03/27/08      75,000       74,836,417
-----------------------------------------------------------------------------------------
  3.10%                                             04/10/08      80,000       79,724,444
-----------------------------------------------------------------------------------------
  3.10%                                             04/11/08      85,000       84,699,903
-----------------------------------------------------------------------------------------
  3.10%                                             04/14/08     100,000       99,621,111
-----------------------------------------------------------------------------------------
  3.10%                                             04/18/08      75,000       74,690,000
-----------------------------------------------------------------------------------------
JP Morgan Chase & Co.
  2.93%                                             04/11/08      90,000       89,699,675
-----------------------------------------------------------------------------------------
  2.96%                                             04/11/08      75,000       74,747,167
-----------------------------------------------------------------------------------------
  3.06%                                             03/06/08      50,000       49,978,750
-----------------------------------------------------------------------------------------
  3.10%                                             03/28/08     100,000       99,767,500
-----------------------------------------------------------------------------------------
  3.12%                                             03/25/08     100,000       99,792,000
-----------------------------------------------------------------------------------------
State Street Corp.
  2.92%                                             04/09/08      50,000       49,841,833
-----------------------------------------------------------------------------------------
  3.04%                                             03/04/08      75,000       74,981,000
-----------------------------------------------------------------------------------------
Wells Fargo & Co.
  3.17%                                             03/18/08     100,000       99,850,306
=========================================================================================
                                                                            1,430,782,185
=========================================================================================


DIVERSIFIED CAPITAL MARKETS-1.19%

Merrill Lynch & Co. Inc. 3.15%                      03/24/08     100,000       99,798,750
=========================================================================================


INDUSTRIAL CONGLOMERATES-1.67%

General Electric Co.
  3.00%                                             03/27/08     100,000       99,783,333
-----------------------------------------------------------------------------------------
  3.85%                                             03/14/08      40,000       39,944,389
=========================================================================================
                                                                              139,727,722
=========================================================================================


MULTI-LINE INSURANCE-2.76%

AIG Funding, Inc. 2.86%                             04/17/08      25,000       24,906,653
-----------------------------------------------------------------------------------------
Hartford Financial Services Group
  2.97%(b)                                          04/09/08      32,170       32,066,493
-----------------------------------------------------------------------------------------
Prudential Funding, LLC
  2.89%                                             04/11/08      75,000       74,753,146
-----------------------------------------------------------------------------------------
  3.00%                                             03/26/08     100,000       99,791,667
=========================================================================================
                                                                              231,517,959
=========================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-1.48%

General Electric Capital Services Inc.
  2.89%                                             04/18/08      75,000       74,711,000
-----------------------------------------------------------------------------------------
  2.91%                                             04/21/08      50,000       49,793,875
=========================================================================================
                                                                              124,504,875
=========================================================================================
     Total Commercial Paper (Cost $5,844,787,252)                           5,844,787,252
=========================================================================================



MASTER NOTE AGREEMENTS-9.28%(d)

Goldman Sachs Credit Partners L.P. (Acquired
  02/26/08; Cost: $300,000,000)
  3.25%(b)(e)(f)                                    04/25/08     300,000      300,000,000
-----------------------------------------------------------------------------------------
Lehman Brothers Inc.,
  3.28%(b)(c)(f)(g)                                       --     200,000      200,000,000
-----------------------------------------------------------------------------------------
  3.33%(b)(c)(f)(g)                                       --      23,000       23,000,000
-----------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  3.33%(b)(c)(f)(g)                                       --     255,000      255,000,000
=========================================================================================
     Total Master Note Agreements (Cost
       $778,000,000)                                                          778,000,000
=========================================================================================



CERTIFICATES OF DEPOSIT-1.79%

Comerica Bank
  3.14%                                             04/03/08      50,000       50,000,000
-----------------------------------------------------------------------------------------
  3.14%                                             04/04/08     100,000      100,000,000
=========================================================================================
     Total Certificates of Deposit (Cost
       $150,000,000)                                                          150,000,000
=========================================================================================



14          SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                               PRINCIPAL
                                                                 AMOUNT
                                                    MATURITY     (000)          VALUE
-----------------------------------------------------------------------------------------

BANK NOTES-0.89%

DIVERSIFIED BANKS-0.89%

Wells Fargo Bank, N.A. 3.05% (Cost $75,000,000)     03/17/08    $ 75,000   $   75,000,000
=========================================================================================



U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-0.50%

FEDERAL HOME LOAN BANK (FHLB)-0.50%

Unsec. Disc. Notes, 2.00%(a)(c)
(Cost $41,495,389)                                  03/03/08      41,500       41,495,389
=========================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-82.19% (Cost $6,889,282,641)                                  6,889,282,641
_________________________________________________________________________________________
=========================================================================================






                                                      REPURCHASE
                                                        AMOUNT

REPURCHASE AGREEMENTS-18.06%(H)

Barclays Capital Inc., Joint agreement dated
  02/29/08, aggregate maturing value
  $1,000,265,000 (collateralized by U.S.
  Government sponsored obligations valued at
  $1,020,000,000; 4.50%-7.50%, 11/01/18-11/01/47)
  3.18%, 03/03/08                                     250,066,250      250,000,000
----------------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $1,000,265,000 (collateralized by U.S.
  Government sponsored obligations valued at
  $1,020,000,000; 4.50%-7.00%, 08/01/18-01/01/38)
  3.18%, 03/03/08                                     813,696,046      813,479,474
----------------------------------------------------------------------------------
RBC Capital Markets Corp., Joint agreement dated
  02/29/08, maturing value $250,064,792
  (collateralized by U.S. Government sponsored
  obligations valued at $255,001,027; 3.50%-5.80%,
  02/12/10-01/14/15) 3.18%, 03/03/08                  400,106,000      400,000,000
----------------------------------------------------------------------------------
Societe Generale S.A., Joint agreement dated
  02/29/08, aggregate maturing value $150,038,875
  (collateralized by U.S. Government obligations
  valued at $153,002,461; 0%-4.80%, 05/02/08-
  10/15/23) 3.18%, 03/03/08                            50,013,250       50,000,000
==================================================================================
     Total Repurchase Agreements (Cost
       $1,513,479,474)                                               1,513,479,474
==================================================================================
TOTAL INVESTMENTS-100.25% (Cost
  $8,402,762,115)(i)(j)                                              8,402,762,115
==================================================================================
OTHER ASSETS LESS LIABILITIES-(0.25)%                                  (21,236,097)
==================================================================================
NET ASSETS-100.00%                                                  $8,381,526,018
__________________________________________________________________________________
==================================================================================



Investment Abbreviations:

CEP     - Credit Enhancement Provider
Disc.   - Discounted
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2008 was $3,869,232,572, which represented 46.16% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending on the timing of the demand.
(e) Security considered to be illiquid. The Fund is limited to investing 10 % of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at February 29, 2008 represented 3.58% of the Fund's Net Assets.
(f) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2008.
(g) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(h)   Principal amount equals value at period end. See Note 1J.
(i)   Also represents cost for federal income tax purposes.
(j) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.


15          SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO
SCHEDULE OF INVESTMENTS

February 29, 2008
(Unaudited)




                                                                 PRINCIPAL
                                                                   AMOUNT
                                                     MATURITY      (000)           VALUE
--------------------------------------------------------------------------------------------

U.S. TREASURY SECURITIES-29.96%

U.S. TREASURY BILLS-29.04%(A)

  4.08%                                              03/06/08     $100,000    $   99,943,333
--------------------------------------------------------------------------------------------
  4.24%                                              03/06/08      100,000        99,941,042
--------------------------------------------------------------------------------------------
  4.09%                                              03/13/08      100,000        99,863,633
--------------------------------------------------------------------------------------------
  4.07%                                              03/20/08      125,000       124,731,427
--------------------------------------------------------------------------------------------
  4.15%                                              03/20/08      125,000       124,726,215
--------------------------------------------------------------------------------------------
  3.00%                                              03/27/08      150,000       149,675,000
--------------------------------------------------------------------------------------------
  3.13%                                              03/27/08      150,000       149,661,458
--------------------------------------------------------------------------------------------
  4.01%                                              04/03/08      100,000        99,632,417
--------------------------------------------------------------------------------------------
  4.14%                                              04/17/08      100,000        99,460,022
--------------------------------------------------------------------------------------------
  4.19%                                              04/17/08      100,000        99,452,972
--------------------------------------------------------------------------------------------
  2.92%                                              04/24/08      100,000        99,562,750
--------------------------------------------------------------------------------------------
  2.18%                                              05/08/08      250,000       248,969,611
--------------------------------------------------------------------------------------------
  2.25%                                              05/15/08      100,000        99,532,083
--------------------------------------------------------------------------------------------
  3.14%                                              05/15/08      100,000        99,345,833
--------------------------------------------------------------------------------------------
  2.24%                                              05/22/08      150,000       149,236,375
--------------------------------------------------------------------------------------------
  2.16%                                              06/05/08      100,000        99,425,333
--------------------------------------------------------------------------------------------
  3.20%                                              06/12/08      200,000       198,171,750
--------------------------------------------------------------------------------------------
  3.18%                                              06/19/08      100,000        99,026,806
--------------------------------------------------------------------------------------------
  3.28%                                              06/19/08      150,000       148,496,667
--------------------------------------------------------------------------------------------
  3.18%                                              06/26/08      100,000        98,966,337
--------------------------------------------------------------------------------------------
  3.33%                                              06/26/08      150,000       148,379,063
--------------------------------------------------------------------------------------------
  2.42%                                              07/03/08      100,000        99,168,167
--------------------------------------------------------------------------------------------
  2.27%                                              07/10/08      100,000        99,175,792
--------------------------------------------------------------------------------------------
  2.34%                                              07/10/08      100,000        99,150,319
--------------------------------------------------------------------------------------------
  2.44%                                              07/17/08      150,000       148,597,000
--------------------------------------------------------------------------------------------
  2.25%                                              07/24/08      100,000        99,093,347
--------------------------------------------------------------------------------------------
  2.07%                                              07/31/08      150,000       148,688,367
--------------------------------------------------------------------------------------------
  2.40%                                              07/31/08      150,000       148,483,167
--------------------------------------------------------------------------------------------
  2.08%                                              08/07/08      150,000       148,622,000
--------------------------------------------------------------------------------------------
  2.11%                                              08/14/08      150,000       148,544,042
--------------------------------------------------------------------------------------------
  2.11%                                              08/21/08      175,000       173,229,754
============================================================================================
                                                                               3,948,952,082
============================================================================================


U.S. TREASURY NOTES-0.92%

  2.63%                                              05/15/08      125,000       124,545,785
============================================================================================
     Total U.S. Treasury Securities (Cost
       $4,073,497,867)                                                         4,073,497,867
============================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-29.96% (Cost $4,073,497,867)                                     4,073,497,867
____________________________________________________________________________________________
============================================================================================





                                                       REPURCHASE
                                                         AMOUNT            VALUE
-------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-70.24%(b)

ABN AMRO Bank N.V., Agreement dated 02/29/08,
  maturing value $250,037,500 (collateralized by
  U.S. Government obligations valued at
  $255,000,392; 2.75%-5.50%, 02/28/13-08/15/28)
  1.80%, 03/03/08                                    $  250,037,500   $   250,000,000
-------------------------------------------------------------------------------------
Banc of America Securities LLC, Joint agreement
  dated 02/29/08, aggregate maturing value
  $150,020,625 (collateralized by U.S. Government
  obligations valued at $153,000,901; 2.00%-6.25%,
  02/28/10-08/15/23) 1.65%, 03/03/08                        507,439           507,369
-------------------------------------------------------------------------------------
Banc of America Securities LLC, Joint agreement
  dated 02/29/08, aggregate maturing value
  $650,089,375 (collateralized by U.S. Government
  obligations valued at $663,000,146; 2.00%-5.13%,
  07/31/09-06/30/11) 1.65%, 03/03/08                    650,089,375       650,000,000
-------------------------------------------------------------------------------------
Barclays Capital Inc., Agreement dated 02/29/08,
  maturing value $1,000,150,000 (collateralized by
  U.S. Government obligations valued at
  $1,020,000,063; 2.63%-6.00%; 05/15/08-07/15/12)
  1.80%, 03/03/08                                     1,000,150,000     1,000,000,000
-------------------------------------------------------------------------------------
BNP Paribas Securities Corp., Agreement dated
  02/29/08, maturing value $700,105,000
  (collateralized by U.S. Government obligations
  valued at $714,000,343; 2.00%-2.50%, 01/15/14-
  07/15/16) 1.80%, 03/03/08                             700,105,000       700,000,000
-------------------------------------------------------------------------------------
CIBC World Markets, Inc., Agreement dated
  02/29/08, maturing value $100,015,000
  (collateralized by U.S. Government obligations
  valued at $102,001,384; 3.13%-6.00%, 09/15/08-
  05/15/37) 1.80%, 03/03/08                             100,015,000       100,000,000
-------------------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $650,000,984 (collateralized by U.S. Government
  obligations valued at $663,001,003; 2.38%-5.13%;
  05/31/08-01/15/25) 1.75%, 03/03/08                    500,072,917       500,000,000
-------------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Agreement
  dated 02/29/08, maturing value $500,075,000
  (collateralized by U.S. Government obligations
  valued at $510,002,048; 7.50%-8.00%, 11/15/21-
  11/15/24) 1.80%, 03/03/08                             500,075,000       500,000,000
-------------------------------------------------------------------------------------
Deutsche Bank Securities Inc., Agreement dated
  02/29/08, maturing value $1,700,255,000
  (collateralized by U.S. Government obligations
  valued at $1,734,000,924; 0%-8.50%, 06/26/08-
  08/15/28) 1.80%, 03/03/08                           1,700,255,000     1,700,000,000
-------------------------------------------------------------------------------------

16          SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO



                                                       REPURCHASE
                                                         AMOUNT            VALUE
-------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Fortis Securities LLC, Agreement dated 02/29/08,
  maturing value $1,000,150,000 (collateralized by
  U.S. Government obligations valued at
  $1,020,000,801; 2.00%- 8.88%, 04/15/12-02/15/38)
  1.80%, 03/03/08                                    $1,000,150,000    $1,000,000,000
-------------------------------------------------------------------------------------
Greenwich Capital Markets, Inc., Agreement dated
  02/29/08, maturing value $500,077,083
  (collateralized by U.S. Government obligations
  valued at $510,004,220; 1.63%-4.25%, 01/15/09-
  04/15/32) 1.85%, 03/03/08                             500,077,083       500,000,000
-------------------------------------------------------------------------------------
Harris Nesbitt Corp., Agreement dated 02/29/08,
  maturing value $200,030,000 (collateralized by
  U.S. Government obligations valued at
  $204,000,411; 5.50%-7.13%, 02/15/23-08/15/28)
  1.80%, 03/03/08                                       200,030,000       200,000,000
-------------------------------------------------------------------------------------
JPMorgan Securities Inc., Joint agreement dated
  02/29/08, aggregate maturing value $650,097,500
  (collateralized by U.S. Government obligations
  valued at $663,007,984; 3.25%-5.00%, 12/31/09-
  02/15/12) 1.80%, 03/03/08                             500,075,000       500,000,000
-------------------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.,
  Agreement dated 02/29/08, maturing value
  $500,072,917 (collateralized by U.S. Government
  obligations valued at $510,000,285; 4.25%-5.63%,
  05/15/08-08/15/14) 1.75%, 03/03/08                    500,072,917       500,000,000
-------------------------------------------------------------------------------------
Morgan Stanley, Agreement dated 02/29/08, maturing
  value $250,037,500 (collateralized by a U.S.
  Government obligation valued at $255,495,417;
  1.63%, 01/15/18) 1.80%, 03/03/08                      250,037,500       250,000,000
-------------------------------------------------------------------------------------
Societe Generale S.A., Agreement dated 02/29/08,
  maturing value $200,035,833 (collateralized by
  U.S. Government obligations valued at
  $204,000,458; 0%-3.13%, 08/28/08-11/30/09)
  2.15%, 03/03/08                                       200,035,833       200,000,000
-------------------------------------------------------------------------------------
Societe Generale S.A., Agreement dated 02/29/08,
  maturing value $500,075,000 (collateralized by
  U.S. Government obligations valued at
  $510,000,493; 3.63%-7.63%, 02/15/25-04/15/28)
  1.80%, 03/03/08                                       500,075,000       500,000,000
-------------------------------------------------------------------------------------
UBS Securities LLC, Agreement dated 02/29/08,
  maturing value $500,075,000 (collateralized by
  U.S. Government obligations valued at
  $510,001,115; 0.00%, 11/15/19-08/15/34) 1.80%,
  03/03/08                                              500,075,000       500,000,000
=====================================================================================
     Total Repurchase Agreements (Cost
       $9,550,507,369)                                                  9,550,507,369
=====================================================================================
TOTAL INVESTMENTS-100.20% (Cost
  $13,624,005,236)(c)                                                  13,624,005,236
=====================================================================================
OTHER ASSETS LESS LIABILITIES-(0.20)%                                     (26,606,821)
=====================================================================================
NET ASSETS-100.00%                                                    $13,597,398,415
_____________________________________________________________________________________
=====================================================================================



Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)   Principal amount equals value at period end. See Note 1J.
(c)   Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.


17          SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO
SCHEDULE OF INVESTMENTS

February 29, 2008
(Unaudited)




                                                              PRINCIPAL
                                                                AMOUNT
                                                    MATURITY    (000)          VALUE
----------------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-51.52%

FEDERAL FARM CREDIT BANK (FFCB)-4.49%

Floating Rate Bonds(a)
  3.00%                                             05/02/08   $ 30,000   $   29,998,993
----------------------------------------------------------------------------------------
  3.07%                                             01/14/09    100,000       99,991,398
----------------------------------------------------------------------------------------
  3.04%                                             03/17/09     75,000       75,000,000
========================================================================================
                                                                             204,990,391
========================================================================================


FEDERAL HOME LOAN BANK (FHLB)-32.62%

Unsec. Bonds
  2.82%                                             06/30/08     29,500       29,500,000
----------------------------------------------------------------------------------------
  2.85%                                             07/01/08     30,000       30,000,000
----------------------------------------------------------------------------------------
  4.57%                                             11/28/08     75,000       75,000,000
----------------------------------------------------------------------------------------
  2.90%                                             02/27/09     60,000       60,000,000
----------------------------------------------------------------------------------------
  2.85%                                             03/04/09    100,000      100,000,000
----------------------------------------------------------------------------------------
Unsec. Disc. Notes(b)
  2.70%                                             05/14/08     70,000       69,611,500
----------------------------------------------------------------------------------------
  4.16%                                             05/14/08     46,433       46,035,469
----------------------------------------------------------------------------------------
  2.71%                                             05/23/08     50,000       49,687,597
----------------------------------------------------------------------------------------
  4.16%                                             05/28/08     20,500       20,291,789
----------------------------------------------------------------------------------------
  4.14%                                             06/18/08     38,000       37,523,670
----------------------------------------------------------------------------------------
  2.57%                                             07/30/08    105,000      103,868,129
----------------------------------------------------------------------------------------
Unsec. Floating Rate Bonds(a)
  3.26%                                             12/12/08     25,000       25,000,000
----------------------------------------------------------------------------------------
  3.11%                                             02/13/09     75,000       75,000,000
----------------------------------------------------------------------------------------
  3.02%                                             02/17/09     95,000       95,000,000
----------------------------------------------------------------------------------------
  2.87%                                             02/27/09     75,000       75,031,894
----------------------------------------------------------------------------------------
  4.69%                                             03/26/09    100,000      100,000,000
----------------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds(a)
  2.94%                                             08/15/08     80,000       80,023,319
----------------------------------------------------------------------------------------
  2.93%                                             08/21/08    100,000      100,039,199
----------------------------------------------------------------------------------------
  4.84%                                             09/17/08     50,000       49,987,900
----------------------------------------------------------------------------------------
  3.24%                                             02/19/09     75,000       75,000,000
----------------------------------------------------------------------------------------
  2.88%                                             05/27/09    132,000      132,056,455
----------------------------------------------------------------------------------------
Unsec. Global Bonds
  3.00%                                             03/04/09     60,000       60,000,000
========================================================================================
                                                                           1,488,656,921
========================================================================================


FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-6.18%

Series M006, Class A, Taxable
  Multi-Family VRD Ctfs.
  3.12%(c)                                          10/15/45     20,977       20,977,125
----------------------------------------------------------------------------------------
Sr. Unsec. Disc. Notes(b)
  4.18%                                             04/25/08     50,000       49,680,694
----------------------------------------------------------------------------------------
  4.03%                                             05/23/08     43,051       42,650,996
----------------------------------------------------------------------------------------
Sr. Unsec. Floating Rate Medium Term Notes
  2.97%(a)                                          03/26/08     18,000       17,999,747
----------------------------------------------------------------------------------------
Sr. Unsec. Medium Term Notes
  4.16%                                             01/09/09     54,000       54,000,000
----------------------------------------------------------------------------------------
  2.80%                                             02/12/09     97,000       97,000,000
========================================================================================
                                                                             282,308,562
========================================================================================


FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-8.23%

Sr. Unsec. Disc. Notes(b)
  4.19%                                             03/05/08     50,000       49,976,722
----------------------------------------------------------------------------------------
  4.24%                                             03/12/08     50,000       49,935,299
----------------------------------------------------------------------------------------
  4.16%                                             03/20/08     50,000       49,890,222
----------------------------------------------------------------------------------------
  4.21%                                             04/07/08     50,000       49,783,653
----------------------------------------------------------------------------------------
  4.99%                                             04/25/08     30,000       29,771,521
----------------------------------------------------------------------------------------
  5.00%                                             05/12/08     30,000       29,700,000
----------------------------------------------------------------------------------------
  5.01%                                             05/12/08     20,000       19,799,600
----------------------------------------------------------------------------------------
  4.01%                                             06/04/08     73,000       72,227,518
----------------------------------------------------------------------------------------
  5.01%                                             06/06/08     25,000       24,662,521
========================================================================================
                                                                             375,747,056
========================================================================================
     Total U.S. Government Sponsored Agency
       Securities (Cost $2,351,702,930)                                    2,351,702,930
========================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-51.52% (Cost $2,351,702,930)                                 2,351,702,930
________________________________________________________________________________________
========================================================================================





                                                      REPURCHASE
                                                        AMOUNT

REPURCHASE AGREEMENTS-52.14%(D)

ABN AMRO Bank N.V., Joint agreement dated
  02/29/08, aggregate maturing value $250,064,167
  (collateralized by U.S. Government sponsored
  obligations valued at $255,003,204; 0%-6.63%,
  04/04/08-05/12/20) 3.08%, 03/03/08                  230,059,033      230,000,000
----------------------------------------------------------------------------------
Banc of America Securities LLC, Joint agreement
  dated 02/29/08, aggregate maturing value
  $250,063,750 (collateralized by U.S. Government
  sponsored obligations valued at $255,000,681;
  0%-5.25%, 05/27/08-01/16/09) 3.06%, 03/03/08        230,058,650      230,000,000
----------------------------------------------------------------------------------

18          SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                      REPURCHASE
                                                        AMOUNT           VALUE
----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Barclays Capital Inc., Joint agreement dated
  02/29/08, aggregate maturing value $303,571,795
  (collateralized by U.S. Government sponsored
  obligations valued at $309,563,501; 3.75%-5.13%,
  05/07/10-05/27/15) 3.11%, 03/03/08                 $195,050,538     $195,000,000
----------------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 02/29/08, aggregate maturing value
  $250,064,583 (collateralized by U.S. Government
  sponsored obligations valued at $255,000,277;
  3.75%-5.25%, 09/02/08-12/15/16) 3.10%, 03/03/08     230,059,417      230,000,000
----------------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $250,064,583 (collateralized by U.S. Government
  sponsored obligations valued at $255,000,662;
  4.57%-6.63%, 04/18/08-11/15/30) 3.10%, 03/03/08     230,059,417      230,000,000
----------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
  agreement dated 02/29/08, aggregate maturing
  value $250,064,792 (collateralized by a U.S.
  Government sponsored obligation valued at
  $255,001,692; 0%, 08/27/08) 3.11%, 03/03/08         175,045,354      175,000,000
----------------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $300,077,500 (collateralized by U.S. Government
  sponsored obligations valued at $306,000,622;
  2.75%-6.25%, 03/15/08-06/01/37) 3.10%, 03/03/08      74,689,218       74,669,928
----------------------------------------------------------------------------------
Fortis Securities LLC, Joint agreement dated
  02/29/08, aggregate maturing value $275,070,813
  (collateralized by U.S. Government sponsored
  obligations valued at $280,500,187; 0%-5.25%,
  05/05/08-06/05/17) 3.09%, 03/03/08                  255,065,663      255,000,000
----------------------------------------------------------------------------------
RBC Capital Markets Corp., Joint agreement dated
  02/29/08, aggregate maturing value $250,064,792
  (collateralized by U.S. Government sponsored
  obligations valued at $255,001,027; 3.50%-5.80%,
  02/12/10-01/14/15) 3.11%, 03/03/08                  150,038,875      150,000,000
----------------------------------------------------------------------------------
Societe Generale S.A., Joint agreement dated
  02/29/08, aggregate maturing value $150,038,875
  (collateralized by U.S. Government sponsored
  obligations valued at $153,002,461; 0%-4.80%,
  05/02/08-10/15/23) 3.11%, 03/03/08                  130,033,692      130,000,000
----------------------------------------------------------------------------------
Wachovia Bank, N.A., Joint agreement dated
  02/29/08, aggregate maturing value $500,128,750
  (collateralized by U.S. Government sponsored
  obligations valued at $510,000,238; 0%-7.25%,
  07/15/09-03/14/36) 3.09%, 03/03/08                  480,123,600      480,000,000
==================================================================================
     Total Repurchase Agreements (Cost
       $2,379,669,928)                                               2,379,669,928
==================================================================================
TOTAL INVESTMENTS-103.66% (Cost $4,731,372,858)(e)                   4,731,372,858
==================================================================================
OTHER ASSETS LESS LIABILITIES-(3.66)%                                 (167,101,562)
==================================================================================
NET ASSETS-100.00%                                                  $4,564,271,296
__________________________________________________________________________________
==================================================================================



Investment Abbreviations:

Ctfs.   - Certificates
Disc.   - Discounted
Sr.     - Senior
Unsec.  - Unsecured
VRD     - Variable Rate Demand


Notes to Schedule of Investments:
(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2008.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2008.
(d)  Principal amount equals value at period end. See Note 1J.
(e)  Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.


19          SHORT-TERM INVESTMENTS TRUST

GOVERNMENT TAXADVANTAGE PORTFOLIO
SCHEDULE OF INVESTMENTS

February 29, 2008
(Unaudited)




                                                               PRINCIPAL
                                                                 AMOUNT
                                                    MATURITY     (000)         VALUE
---------------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-102.22%

FEDERAL FARM CREDIT BANK (FFCB)-10.07%

Floating Rate Bonds,(a) 3.00%                       05/02/08    $ 20,000   $ 19,999,329
---------------------------------------------------------------------------------------
2.99%                                               10/27/08      35,000     34,999,864
---------------------------------------------------------------------------------------
3.04%                                               03/17/09      40,000     40,000,000
=======================================================================================
                                                                             94,999,193
=======================================================================================


FEDERAL HOME LOAN BANK (FHLB)-92.15%

Unsec. Bonds,
  2.82%                                             06/30/08      20,000     20,000,000
---------------------------------------------------------------------------------------
  4.57%                                             11/28/08      10,000     10,000,000
---------------------------------------------------------------------------------------
  2.90%                                             02/27/09      20,000     20,000,000
---------------------------------------------------------------------------------------
  2.85%                                             03/04/09      10,000     10,000,000
---------------------------------------------------------------------------------------
Unsec. Disc. Notes,(b)
  2.00%(c)                                          03/03/08     258,500    258,471,278
---------------------------------------------------------------------------------------
  2.83%                                             03/05/08       7,562      7,559,622
---------------------------------------------------------------------------------------
  4.61%                                             03/05/08       6,193      6,189,828
---------------------------------------------------------------------------------------
  2.85%                                             03/10/08      50,000     49,964,375
---------------------------------------------------------------------------------------
  2.85%                                             03/19/08     152,663    152,445,455
---------------------------------------------------------------------------------------
  2.89%                                             03/24/08      27,110     27,059,944
---------------------------------------------------------------------------------------
  3.01%                                             03/28/08      20,000     19,954,850
---------------------------------------------------------------------------------------
  2.75%                                             04/09/08      15,000     14,955,313
---------------------------------------------------------------------------------------
  2.68%                                             04/11/08      25,000     24,923,694
---------------------------------------------------------------------------------------
  4.19%                                             04/30/08      16,000     15,888,267
---------------------------------------------------------------------------------------
  2.66%                                             05/09/08      10,000      9,949,017
---------------------------------------------------------------------------------------
  2.70%                                             05/14/08      28,000     27,844,600
---------------------------------------------------------------------------------------
  4.16%                                             05/14/08      15,000     14,871,579
---------------------------------------------------------------------------------------
  2.71%                                             05/23/08      10,000      9,937,519
---------------------------------------------------------------------------------------
  2.57%                                             07/30/08      15,000     14,838,304
---------------------------------------------------------------------------------------
Unsec. Floating Rate Bonds,(a)
  3.11%                                             11/20/08      50,000     50,000,000
---------------------------------------------------------------------------------------
  3.26%                                             12/12/08      20,000     20,000,000
---------------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,(a)
  2.97%                                             03/14/08      15,000     14,999,810
---------------------------------------------------------------------------------------
  2.94%                                             08/15/08      20,000     20,005,830
---------------------------------------------------------------------------------------
  2.93%                                             08/21/08      10,000     10,003,920
---------------------------------------------------------------------------------------
  4.84%                                             09/17/08      10,000      9,997,580
---------------------------------------------------------------------------------------
  3.24%                                             02/19/09      20,000     20,000,000
---------------------------------------------------------------------------------------
Unsec. Global Bonds,
  3.00%                                             03/04/09      10,000     10,000,000
=======================================================================================
                                                                            869,860,785
=======================================================================================
TOTAL INVESTMENTS(d)-102.22% (Cost $964,859,978)                            964,859,978
=======================================================================================
OTHER ASSETS LESS LIABILITIES-(2.22)%                                       (20,925,073)
=======================================================================================
NET ASSETS-100.00%                                                         $943,934,905
_______________________________________________________________________________________
=======================================================================================



Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2008.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d)   Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.


20          SHORT-TERM INVESTMENTS TRUST

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2008
(Unaudited)




                                                                                                     GOVERNMENT &     GOVERNMENT
                                                LIQUID ASSETS      STIC PRIME         TREASURY          AGENCY       TAXADVANTAGE
                                                  PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO       PORTFOLIO
--------------------------------------------   ---------------   --------------   ---------------   --------------   ------------

ASSETS:

Investments, at value                          $21,118,522,527   $6,889,282,641   $ 4,073,497,867   $2,351,702,930   $964,859,978
============================================   ===============   ==============   ===============   ==============   ============
Repurchase agreements, at value                  4,415,174,767    1,513,479,474     9,550,507,369    2,379,669,928             --
============================================   ===============   ==============   ===============   ==============   ============
     Total investments                          25,533,697,294    8,402,762,115    13,624,005,236    4,731,372,858    964,859,978
============================================   ===============   ==============   ===============   ==============   ============
Cash                                                   570,281               --                --               --        135,229
============================================   ===============   ==============   ===============   ==============   ============
Receivables for:
  Investments sold                                   2,155,000               --                --        6,847,277        960,349
============================================   ===============   ==============   ===============   ==============   ============
  Interest                                          67,174,037        1,382,726         1,440,237               --             --
============================================   ===============   ==============   ===============   ==============   ============
  Fund expenses absorbed                                46,094            8,341            33,867           16,934             --
============================================   ===============   ==============   ===============   ==============   ============
Investment for trustee deferred compensation
  and retirement plans                                 561,967          283,174           206,180           78,129         52,166
============================================   ===============   ==============   ===============   ==============   ============
Other assets                                           107,938          193,813           123,854           55,926         47,334
============================================   ===============   ==============   ===============   ==============   ============
     Total assets                               25,604,312,611    8,404,630,169    13,625,809,374    4,738,371,124    966,055,056
============================================   ===============   ==============   ===============   ==============   ============


LIABILITIES:

Payables for:
  Investments purchased                            337,254,491               --                --      160,000,000     20,000,000
============================================   ===============   ==============   ===============   ==============   ============
  Amount due custodian                                      --            9,080                --        1,683,340             --
============================================   ===============   ==============   ===============   ==============   ============
  Dividends                                         74,720,750       21,184,159        26,475,476       11,671,165      1,926,451
============================================   ===============   ==============   ===============   ==============   ============
Trustee deferred compensation and retirement
  plans                                              2,372,096        1,015,790           767,429          289,677         83,588
============================================   ===============   ==============   ===============   ==============   ============
Accrued distribution fees                              621,918          599,543           876,183          303,535         41,276
============================================   ===============   ==============   ===============   ==============   ============
Accrued trustees' and officer's fees and
  benefits                                              54,856           18,560            20,224           10,365          3,300
============================================   ===============   ==============   ===============   ==============   ============
Accrued transfer agent fees                            182,361           58,066            93,135           32,342          5,138
============================================   ===============   ==============   ===============   ==============   ============
Accrued operating expenses                             432,365          218,953           178,512          109,404         60,398
============================================   ===============   ==============   ===============   ==============   ============
     Total liabilities                             415,638,837       23,104,151        28,410,959      174,099,828     22,120,151
============================================   ===============   ==============   ===============   ==============   ============
Net assets applicable to shares outstanding    $25,188,673,774   $8,381,526,018   $13,597,398,415   $4,564,271,296   $943,934,905
============================================   ===============   ==============   ===============   ==============   ============


NET ASSETS CONSIST OF:

Shares of beneficial interest                  $25,186,459,283   $8,380,746,803   $13,595,480,735   $4,564,018,124   $943,919,991
============================================   ===============   ==============   ===============   ==============   ============
Undistributed net investment income                  2,056,836          779,259           320,499          244,231          4,636
============================================   ===============   ==============   ===============   ==============   ============
Undistributed net realized gain (loss)                 157,655              (44)        1,597,181            8,941         10,278
============================================   ===============   ==============   ===============   ==============   ============
                                               $25,188,673,774   $8,381,526,018   $13,597,398,415   $4,564,271,296   $943,934,905
============================================   ===============   ==============   ===============   ==============   ============



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21          SHORT-TERM INVESTMENTS TRUST

February 29, 2008
(Unaudited)


                                                                                                     GOVERNMENT &     GOVERNMENT
                                                LIQUID ASSETS      STIC PRIME         TREASURY          AGENCY       TAXADVANTAGE
                                                  PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO       PORTFOLIO
--------------------------------------------   ---------------   --------------   ---------------   --------------   ------------

NET ASSETS:

Institutional Class                            $19,152,295,803   $4,628,913,679   $ 4,818,424,382   $2,120,246,668   $690,811,599
============================================   ===============   ==============   ===============   ==============   ============
Private Investment Class                       $   985,695,331   $  768,972,214   $ 1,138,269,972   $  543,291,627   $ 39,996,218
============================================   ===============   ==============   ===============   ==============   ============
Personal Investment Class                      $    89,421,350   $  449,376,802   $   358,811,596   $   31,569,890   $ 12,443,030
============================================   ===============   ==============   ===============   ==============   ============
Cash Management Class                          $ 2,822,803,713   $1,621,233,257   $ 4,748,859,733   $  951,502,903   $ 47,478,690
============================================   ===============   ==============   ===============   ==============   ============
Reserve Class                                  $    26,663,356   $  118,084,854   $    71,672,086   $   85,549,634   $ 15,257,107
============================================   ===============   ==============   ===============   ==============   ============
Resource Class                                 $   890,921,115   $  519,633,163   $   514,359,409   $  308,684,033   $101,348,230
============================================   ===============   ==============   ===============   ==============   ============
Corporate Class                                $ 1,220,873,106   $  275,312,049   $ 1,947,001,237   $  523,426,541   $ 36,600,031
============================================   ===============   ==============   ===============   ==============   ============


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class                             19,150,458,390    4,629,426,001     4,817,669,314    2,120,138,245    690,777,544
============================================   ===============   ==============   ===============   ==============   ============
Private Investment Class                           985,658,050      769,086,563     1,138,112,267      543,253,826     40,020,116
============================================   ===============   ==============   ===============   ==============   ============
Personal Investment Class                           89,420,497      449,342,866       358,704,378       31,567,029     12,444,627
============================================   ===============   ==============   ===============   ==============   ============
Cash Management Class                            2,822,587,876    1,621,302,128     4,748,129,302      951,463,226     47,475,666
============================================   ===============   ==============   ===============   ==============   ============
Reserve Class                                       26,665,493      118,098,618        71,644,335       85,548,847     15,256,295
============================================   ===============   ==============   ===============   ==============   ============
Resource Class                                     890,865,835      519,608,201       514,275,226      308,658,163    101,349,138
============================================   ===============   ==============   ===============   ==============   ============
Corporate Class                                  1,220,802,640      275,312,410     1,946,935,469      523,424,020     36,599,991
============================================   ===============   ==============   ===============   ==============   ============
Net asset value, offering and redemption
  price per share for each class               $          1.00   $         1.00   $          1.00   $         1.00   $       1.00
============================================   ===============   ==============   ===============   ==============   ============
Cost of Investments                            $21,118,522,527   $6,889,282,641   $ 4,073,497,867   $2,351,702,930   $964,859,978
============================================   ===============   ==============   ===============   ==============   ============
Cost of Repurchase agreements                  $ 4,415,174,767   $1,513,479,474   $ 9,550,507,369   $2,379,669,928   $         --
============================================   ===============   ==============   ===============   ==============   ============
     Total Investments, at cost                $25,533,697,294   $8,402,762,115   $13,624,005,236   $4,731,372,858   $964,859,978
============================================   ===============   ==============   ===============   ==============   ============






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22          SHORT-TERM INVESTMENTS TRUST

STATEMENT OF OPERATIONS

For the six months ended February 29, 2008
(Unaudited)



                                                                                               GOVERNMENT &     GOVERNMENT
                                              LIQUID ASSETS     STIC PRIME       TREASURY         AGENCY       TAXADVANTAGE
                                                PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
-------------------------------------------   -------------    ------------    ------------    ------------    ------------

INVESTMENT INCOME:
Interest                                       $603,989,697    $172,393,043    $206,994,665     $86,528,830     $15,207,751
===========================================   =============    ============    ============    ============    ============


EXPENSES:

Advisory fees                                    18,752,586       5,488,671       8,002,957       1,935,972         539,182
===========================================   =============    ============    ============    ============    ============
Administrative services fees                        628,658         363,380         413,666         311,686         110,958
===========================================   =============    ============    ============    ============    ============
Custodian fees                                      586,106         150,541         229,217         101,099          17,857
===========================================   =============    ============    ============    ============    ============
Distribution fees:
  Private Investment Class                        2,351,320       1,737,854       2,577,810       1,390,163         106,919
===========================================   =============    ============    ============    ============    ============
  Personal Investment Class                         295,037       1,630,739       1,489,737         142,404          46,580
===========================================   =============    ============    ============    ============    ============
  Cash Management Class                           1,420,430         851,441       2,018,059         475,783          37,794
===========================================   =============    ============    ============    ============    ============
  Reserve Class                                     170,512         198,432         366,285         309,037          70,102
===========================================   =============    ============    ============    ============    ============
  Resource Class                                    920,043         548,253         460,895         286,770          75,965
===========================================   =============    ============    ============    ============    ============
  Corporate Class                                    92,637          45,763         143,824          58,414           1,530
===========================================   =============    ============    ============    ============    ============
Transfer agent fees                               1,125,155         329,320         480,177         174,237          31,744
===========================================   =============    ============    ============    ============    ============
Trustees' and officer's fees and benefits           411,193         131,980         144,705          62,504          18,001
===========================================   =============    ============    ============    ============    ============
Other                                               532,254         365,224         207,725         175,134         108,628
===========================================   =============    ============    ============    ============    ============
     Total expenses                              27,285,931      11,841,598      16,535,057       5,423,203       1,165,260
===========================================   =============    ============    ============    ============    ============
Less: Fees waived                                (8,302,742)     (3,847,109)     (5,027,526)     (1,217,021)       (495,852)
===========================================   =============    ============    ============    ============    ============
     Net expenses                                18,983,189       7,994,489      11,507,531       4,206,182         669,408
===========================================   =============    ============    ============    ============    ============
Net investment income                           585,006,508     164,398,554     195,487,134      82,322,648      14,538,343
===========================================   =============    ============    ============    ============    ============


REALIZED AND UNREALIZED GAIN FROM:

Net realized gain from investment
  securities                                      1,450,826           3,889       1,918,128              --           9,563
===========================================   =============    ============    ============    ============    ============
Net increase in net assets resulting from
  operations                                   $586,457,334    $164,402,443    $197,405,262     $82,322,648     $14,547,906
===========================================   =============    ============    ============    ============    ============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


23          SHORT-TERM INVESTMENTS TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 29, 2008 and the year ended August 31, 2007 (Unaudited)



                                                            LIQUID ASSETS PORTFOLIO                STIC PRIME PORTFOLIO
                                                      ----------------------------------    ---------------------------------
                                                        FEBRUARY 29,        AUGUST 31,       FEBRUARY 29,        AUGUST 31,
                                                            2008               2007              2008               2007
---------------------------------------------------   ----------------------------------    ---------------------------------

OPERATIONS:

  Net investment income                               $   585,006,508    $ 1,140,345,269    $  164,398,554    $   407,173,232
===================================================   ==================================    =================================
  Net realized gain                                         1,450,826            133,500             3,889                 --
===================================================   ==================================    =================================
     Net increase in net assets resulting from
       operations                                         586,457,334      1,140,478,769       164,402,443        407,173,232
===================================================   ==================================    =================================

Distributions to shareholders from net investment income:

  Institutional Class                                    (460,843,800)      (847,648,082)      (81,841,146)      (226,509,468)
===================================================   ==================================    =================================
  Private Investment Class                                (20,675,694)       (49,488,449)      (14,953,547)       (32,952,863)
===================================================   ==================================    =================================
  Personal Investment Class                                (1,625,478)        (3,210,986)       (8,840,590)       (16,145,867)
===================================================   ==================================    =================================
  Cash Management Class                                   (66,227,899)      (155,031,976)      (38,742,947)       (89,354,604)
===================================================   ==================================    =================================
  Reserve Class                                              (663,384)        (1,611,752)         (689,397)        (1,972,728)
===================================================   ==================================    =================================
  Resource Class                                          (20,837,197)       (58,030,918)      (12,208,813)       (23,002,200)
===================================================   ==================================    =================================
  Corporate Class                                         (14,134,650)       (25,322,944)       (7,122,118)       (17,235,487)
===================================================   ==================================    =================================
     Total distributions from net investment income      (585,008,102)    (1,140,345,107)     (164,398,558)      (407,173,217)
===================================================   ==================================    =================================

Distributions to shareholders from net realized gains:

  Institutional Class                                        (197,561)                --                --                 --
===================================================   ==================================    =================================
  Private Investment Class                                    (10,599)                --                --                 --
===================================================   ==================================    =================================
  Personal Investment Class                                      (899)                --                --                 --
===================================================   ==================================    =================================
  Cash Management Class                                       (26,909)                --                --                 --
===================================================   ==================================    =================================
  Reserve Class                                                  (320)                --                --                 --
===================================================   ==================================    =================================
  Resource Class                                               (9,119)                --                --                 --
===================================================   ==================================    =================================
  Corporate Class                                              (5,486)                --                --                 --
===================================================   ==================================    =================================
     Total distributions from net realized gains             (250,893)                --                --                 --
===================================================   ==================================    =================================
     Decrease in net assets resulting from
       distributions                                     (585,258,995)    (1,140,345,107)     (164,398,558)      (407,173,217)
===================================================   ==================================    =================================
Share transactions-net:

  Institutional Class                                   1,070,021,964      3,022,574,348     1,149,645,633     (1,244,349,920)
===================================================   ==================================    =================================
  Private Investment Class                                 99,890,680        (94,922,395)      136,159,362         41,516,502
===================================================   ==================================    =================================
  Personal Investment Class                                 8,013,696         16,970,552        39,436,809        110,746,298
===================================================   ==================================    =================================
  Cash Management Class                                  (575,219,289)       683,993,231      (525,294,235)       767,567,082
===================================================   ==================================    =================================
  Reserve Class                                           (12,582,438)        21,819,891        87,138,328        (24,940,348)
===================================================   ==================================    =================================
  Resource Class                                         (237,642,391)        39,400,419       (50,594,174)       244,901,202
===================================================   ==================================    =================================
  Corporate Class                                         584,621,126        579,576,967      (341,121,732)        90,752,256
===================================================   ==================================    =================================
     Net increase (decrease) in net assets
       resulting from share transactions                  937,103,348      4,269,413,013       495,369,991        (13,806,928)
===================================================   ==================================    =================================
     Net increase (decrease) in net assets                938,301,687      4,269,546,675       495,373,876        (13,806,913)
===================================================   ==================================    =================================


NET ASSETS:

  Beginning of period                                  24,250,372,087     19,980,825,412     7,886,152,142      7,899,959,055
===================================================   ==================================    =================================
  End of period*                                      $25,188,673,774    $24,250,372,087    $8,381,526,018    $ 7,886,152,142
===================================================   ==================================    =================================
  * Includes accumulated undistributed net
     investment income                                $     2,056,836    $     2,058,430    $      779,259    $       779,263
===================================================   ==================================    =================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


24          SHORT-TERM INVESTMENTS TRUST

For the six months ended February 29, 2008 and the year ended August 31, 2007 (Unaudited)


                                                                                                      GOVERNMENT &
                                                               TREASURY PORTFOLIO                   AGENCY PORTFOLIO
                                                       ---------------------------------    --------------------------------
                                                         FEBRUARY 29,       AUGUST 31,       FEBRUARY 29,       AUGUST 31,
                                                             2008              2007              2008              2007
----------------------------------------------------   ---------------------------------    --------------------------------

OPERATIONS:

  Net investment income                                $   195,487,134    $  273,024,418    $   82,322,648    $  146,639,855
====================================================   =================================    ================================
  Net realized gain                                          1,918,128         1,105,292                --            33,729
====================================================   =================================    ================================
     Net increase in net assets resulting from
       operations                                          197,405,262       274,129,710        82,322,648       146,673,584
====================================================   =================================    ================================
Distributions to shareholders from net investment
  income:

  Institutional Class                                      (70,283,739)     (104,584,939)      (34,213,881)      (65,418,169)
====================================================   =================================    ================================
  Private Investment Class                                 (18,463,178)      (42,516,106)      (11,488,013)      (25,343,990)
====================================================   =================================    ================================
  Personal Investment Class                                 (6,641,538)      (15,597,130)         (738,054)       (1,240,627)
====================================================   =================================    ================================
  Cash Management Class                                    (73,763,516)      (84,180,517)      (20,450,934)      (33,676,292)
====================================================   =================================    ================================
  Reserve Class                                             (1,098,187)       (4,039,498)       (1,040,465)       (1,159,978)
====================================================   =================================    ================================
  Resource Class                                            (8,498,503)      (18,042,317)       (6,106,487)      (15,724,904)
====================================================   =================================    ================================
  Corporate Class                                          (16,738,456)       (4,063,919)       (8,284,372)       (4,075,889)
====================================================   =================================    ================================
     Total distributions from net investment income       (195,487,117)     (273,024,426)      (82,322,206)     (146,639,849)
====================================================   =================================    ================================
Distributions to shareholders from net realized
  gains:

  Institutional Class                                         (473,796)               --                --                --
====================================================   =================================    ================================
  Private Investment Class                                    (118,403)               --                --                --
====================================================   =================================    ================================
  Personal Investment Class                                    (50,942)               --                --                --
====================================================   =================================    ================================
  Cash Management Class                                       (448,296)               --                --                --
====================================================   =================================    ================================
  Reserve Class                                                 (8,834)               --                --                --
====================================================   =================================    ================================
  Resource Class                                               (63,609)               --                --                --
====================================================   =================================    ================================
  Corporate Class                                              (97,084)               --                --                --
====================================================   =================================    ================================
     Total distributions from net realized gains            (1,260,964)               --                --                --
====================================================   =================================    ================================
     Decrease in net assets resulting from
       distributions                                      (196,748,081)     (273,024,426)      (82,322,206)     (146,639,849)
====================================================   =================================    ================================
Share transactions-net:

  Institutional Class                                    1,511,927,473     1,204,096,230       791,282,922      (483,324,430)
====================================================   =================================    ================================
  Private Investment Class                                (112,433,141)      278,127,382       (55,749,772)       80,511,634
====================================================   =================================    ================================
  Personal Investment Class                                (55,839,738)       82,207,300         4,971,686       (13,001,827)
====================================================   =================================    ================================
  Cash Management Class                                  1,914,828,701     1,475,831,081       221,188,024        73,952,886
====================================================   =================================    ================================
  Reserve Class                                              1,905,586       (63,953,928)       68,600,463        (4,939,814)
====================================================   =================================    ================================
  Resource Class                                           138,591,582        22,799,067        11,121,827         3,718,054
====================================================   =================================    ================================
  Corporate Class                                        1,498,812,417       446,267,839       205,655,296       289,049,310
====================================================   =================================    ================================
     Net increase (decrease) in net assets resulting
       from share transactions                           4,897,792,880     3,445,374,971     1,247,070,446       (54,034,187)
====================================================   =================================    ================================
     Net increase (decrease) in net assets               4,898,450,061     3,446,480,255     1,247,070,888       (54,000,452)
====================================================   =================================    ================================


NET ASSETS:

  Beginning of period                                    8,698,948,354     5,252,468,099     3,317,200,408     3,371,200,860
====================================================   =================================    ================================
  End of period*                                       $13,597,398,415    $8,698,948,354    $4,564,271,296    $3,317,200,408
====================================================   =================================    ================================
  * Includes accumulated undistributed net
     investment income                                 $       320,499    $      320,482    $      244,231    $      243,789
====================================================   =================================    ================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


25          SHORT-TERM INVESTMENTS TRUST

For the six months ended February 29, 2008 and the year ended August 31, 2007 (Unaudited)


                                                                                  GOVERNMENT
                                                                            TAXADVANTAGE PORTFOLIO
                                                                         ----------------------------
                                                                         FEBRUARY 29,     AUGUST 31,
                                                                             2008            2007
----------------------------------------------------------------------   ----------------------------

OPERATIONS:

  Net investment income                                                  $ 14,538,343    $ 19,334,777
======================================================================   ============================
  Net realized gain                                                             9,563             715
======================================================================   ============================
     Net increase in net assets resulting from operations                  14,547,906      19,335,492
======================================================================   ============================
Distributions to shareholders from net investment income:

  Institutional Class                                                      (9,938,537)     (9,372,684)
======================================================================   ============================
  Private Investment Class                                                   (867,668)     (2,356,207)
======================================================================   ============================
  Personal Investment Class                                                  (227,843)       (374,519)
======================================================================   ============================
  Cash Management Class                                                    (1,606,749)     (3,858,878)
======================================================================   ============================
  Reserve Class                                                              (233,221)       (508,313)
======================================================================   ============================
  Resource Class                                                           (1,491,632)     (2,864,255)
======================================================================   ============================
  Corporate Class                                                            (171,382)           (690)
======================================================================   ============================
     Total distributions from net investment income                       (14,537,032)    (19,335,546)
======================================================================   ============================
Distributions to shareholders from net realized gains:

  Institutional Class                                                              --              --
======================================================================   ============================
  Private Investment Class                                                         --              --
======================================================================   ============================
  Personal Investment Class                                                        --              --
======================================================================   ============================
  Cash Management Class                                                            --              --
======================================================================   ============================
  Reserve Class                                                                    --              --
======================================================================   ============================
  Resource Class                                                                   --              --
======================================================================   ============================
  Corporate Class                                                                  --              --
======================================================================   ============================
     Total distributions from net realized gains                                   --              --
======================================================================   ============================
     Decrease in net assets resulting from distributions                  (14,537,032)    (19,335,546)
======================================================================   ============================
Share transactions-net:

  Institutional Class                                                     369,349,125     241,352,014
======================================================================   ============================
  Private Investment Class                                                 (3,323,119)    (45,745,353)
======================================================================   ============================
  Personal Investment Class                                                 1,456,544       4,443,368
======================================================================   ============================
  Cash Management Class                                                   (45,832,331)     61,058,867
======================================================================   ============================
  Reserve Class                                                             3,312,767      11,505,791
======================================================================   ============================
  Resource Class                                                           48,119,114      27,368,724
======================================================================   ============================
  Corporate Class                                                          36,586,026             688
======================================================================   ============================
     Net increase (decrease) in net assets resulting from share
       transactions                                                       409,668,126     299,984,099
======================================================================   ============================
     Net increase (decrease) in net assets                                409,679,000     299,984,045
======================================================================   ============================


NET ASSETS:

  Beginning of period                                                     534,255,905     234,271,860
======================================================================   ============================
  End of period*                                                         $943,934,905    $534,255,905
======================================================================   ============================
  * Includes accumulated undistributed net investment income             $      4,636    $      3,325
======================================================================   ============================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


26          SHORT-TERM INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS

February 29, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers five separate portfolios, (each constituting a "Fund"). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio (collectively, the "Funds"). Each Fund currently offers multiple classes of shares. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such fund or class. The assets, liabilities and operations of each fund are accounted for separately. Information presented in these financial statements pertains only to the Funds.

  The investment objectives of the Funds are: to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio; and to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio.

  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATIONS -- The Funds' securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

        The Funds may periodically participate in litigation related to each Fund's investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund's investments. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the advisor.

        The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.


27          SHORT-TERM INVESTMENTS TRUST

I. RISKS INVOLVED IN INVESTING IN GOVERNMENT & AGENCY PORTFOLIO, GOVERNMENT TAXADVANTAGE PORTFOLIO AND TREASURY PORTFOLIO -- The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Funds are not guaranteed by the U.S. Government.

J. REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Advisor at an annual rate based on each Fund's average daily net assets as follows, respectively:

Liquid Assets Portfolio                                     0.15%
-----------------------------------------------------------------
STIC Prime Portfolio                                        0.15%
-----------------------------------------------------------------
Treasury Portfolio                                          0.15%
-----------------------------------------------------------------
Government & Agency Portfolio                               0.10%
-----------------------------------------------------------------




  Government TaxAdvantage Portfolio pays an advisory fee to the Advisor based on the annual rate of the Fund's average net assets as follows:

AVERAGE NET ASSETS                                           RATE
-----------------------------------------------------------------
First $250 million                                          0.20%
-----------------------------------------------------------------
Next $250 million                                           0.15%
-----------------------------------------------------------------
Over $500 million                                           0.10%
_________________________________________________________________
=================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Funds on March 28, 2008, to be effective as of May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Funds, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  Through at least June 30, 2008, the Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% for each Fund based on average daily net assets of such Fund, respectively. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items;
(v) expenses related to a merger or reorganization, as approved by the Funds' Board of Trustees; and (vi) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Funds may benefit are in the form of credits that the Funds may receive from banks where the Funds or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Funds.

  For the six months ended February 29, 2008, the Advisor waived advisory fees and/or reimbursed expenses in the following amounts:

Liquid Assets Portfolio                                   $6,977,285
--------------------------------------------------------------------
STIC Prime Portfolio                                       2,411,369
--------------------------------------------------------------------
Treasury Portfolio                                         3,055,731
--------------------------------------------------------------------
Government & Agency Portfolio                                430,296
--------------------------------------------------------------------
Government TaxAdvantage Portfolio                            398,106
--------------------------------------------------------------------




  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which each Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 29, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.


28          SHORT-TERM INVESTMENTS TRUST

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which each Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 29, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  Under the terms of a master distribution agreement between Invesco Aim Distributors, Inc. ("IADI") and the Trust, IADI acts as the exclusive distributor of each Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

  PRIVATE      PERSONAL        CASH
INVESTMENT    INVESTMENT    MANAGEMENT    RESERVE    RESOURCE    CORPORATE
--------------------------------------------------------------------------
   0.50%         0.75%         0.10%        1.00%      0.20%        0.03%
--------------------------------------------------------------------------




  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA"), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.

  IADI has contractually agreed through at least June 30, 2008, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate shown below of average daily assets.

                                           PRIVATE       PERSONAL         CASH
                                         INVESTMENT     INVESTMENT     MANAGEMENT     RESERVE     RESOURCE     CORPORATE
------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                     0.30%          0.55%          0.08%         0.87%       0.20%         0.03%
------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                        0.30%          0.55%          0.08%         0.87%       0.16%         0.03%
------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                          0.30%          0.55%          0.08%         0.87%       0.16%         0.03%
------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio               0.30%          0.55%          0.08%         0.87%       0.16%         0.03%
------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio           0.25%          0.55%          0.08%         0.87%       0.16%         0.03%
------------------------------------------------------------------------------------------------------------------------




  Pursuant to the agreement above, for the six months ended February 29, 2008 IADI waived Plan fees of:

                                           PRIVATE       PERSONAL         CASH
                                         INVESTMENT     INVESTMENT     MANAGEMENT     RESERVE     RESOURCE     CORPORATE
------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                  $  940,528      $ 78,676       $284,086      $22,167          N/A        N/A
------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                        695,141       434,864        170,288       25,796      109,651        N/A
------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                        1,031,124       397,263        403,612       47,617       92,179        N/A
------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio               556,065        37,974         95,157       40,175       57,354        N/A
------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio            53,460        12,421          7,559        9,113       15,193        N/A
------------------------------------------------------------------------------------------------------------------------




  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

Each Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 29, 2008, Liquid Assets Portfolio engaged in securities sales of $5,560,960, which resulted in net realized gains of $0, and securities purchases of $184,684,599.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

  During the six months ended February 29, 2008, the Funds paid legal fees of $20,952 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


29          SHORT-TERM INVESTMENTS TRUST

NOTE 5--BORROWINGS

The Funds are permitted to temporarily carry a negative or overdrawn balance in their accounts with The Bank of New York Mellon, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Funds below had a capital loss carryforward as of August 31, 2007 which expires as follows:

                                        CAPITAL LOSS CARRYFORWARD*
----------------------------------------------------------------------------------------------------------
                                                                       2011         2013           TOTAL
----------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                               $   --     $1,042,278     $1,042,278
----------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                   1,014          2,919          3,933
----------------------------------------------------------------------------------------------------------



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.


30          SHORT-TERM INVESTMENTS TRUST

NOTE 7--SHARE INFORMATION

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

LIQUID ASSETS PORTFOLIO


                                                   CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------------------
                                                            SIX MONTHS ENDED                              YEAR ENDED
                                                          FEBRUARY 29, 2008(a)                          AUGUST 31, 2007
                                                 --------------------------------------     --------------------------------------
                                                      SHARES                AMOUNT               SHARES                AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                             123,591,763,767     $ 123,591,763,767      238,934,200,537     $ 238,934,200,537
----------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                         10,819,301,608        10,819,301,608       19,597,812,083        19,597,812,083
----------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                           249,761,939           249,761,939          456,768,244           456,768,244
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                            12,901,750,691        12,901,750,691       35,299,025,326        35,299,025,326
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                       187,912,198           187,912,198          374,465,191           374,465,191
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                    2,364,091,472         2,364,091,472        8,687,259,809         8,687,259,809
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                   6,706,564,663         6,706,564,663       10,734,821,522        10,734,821,522
==================================================================================================================================

Issued as reinvestment of dividends:
  Institutional Class                                 189,682,113           189,682,113          398,026,805           398,026,805
----------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              8,981,799             8,981,799           26,789,852            26,789,852
----------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             1,320,694             1,320,694            2,199,469             2,199,469
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                47,438,724            47,438,724          100,581,216           100,581,216
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           693,515               693,515            1,225,585             1,225,585
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       19,999,378            19,999,378           51,847,804            51,847,804
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                       3,488,878             3,488,878            2,785,427             2,785,427
==================================================================================================================================

Reacquired:
  Institutional Class                            (122,711,423,916)     (122,711,423,916)    (236,309,652,994)     (236,309,652,994)
----------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                        (10,728,392,727)      (10,728,392,727)     (19,719,524,330)      (19,719,524,330)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                          (243,068,937)         (243,068,937)        (441,997,161)         (441,997,161)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                           (13,524,408,704)      (13,524,408,704)     (34,715,613,311)      (34,715,613,311)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                      (201,188,151)         (201,188,151)        (353,870,885)         (353,870,885)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                   (2,621,733,241)       (2,621,733,241)      (8,699,707,194)       (8,699,707,194)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                  (6,125,432,415)       (6,125,432,415)     (10,158,029,982)      (10,158,029,982)
==================================================================================================================================
                                                      937,103,348     $     937,103,348        4,269,413,013     $   4,269,413,013
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 17% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim, and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim, and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, 7% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco Aim.


31          SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                  CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------------
                                                              SIX MONTHS ENDED                           YEAR ENDED
                                                            FEBRUARY 29, 2008(a)                       AUGUST 31, 2007
                                                     ----------------------------------     ------------------------------------
                                                         SHARES              AMOUNT              SHARES              AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 9,486,426,262     $ 9,486,426,262      21,624,735,483     $ 21,624,735,483
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                            3,465,407,835       3,465,407,835       7,250,510,857        7,250,510,857
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                           2,839,705,146       2,839,705,146       4,914,606,658        4,914,606,658
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                               3,056,200,333       3,056,200,333       8,593,210,897        8,593,210,897
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         325,230,336         325,230,336         508,830,773          508,830,773
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        914,272,566         914,272,566       2,359,442,697        2,359,442,697
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     1,058,014,599       1,058,014,599       4,814,045,807        4,814,045,807
================================================================================================================================

Issued as reinvestment of dividends:
  Institutional Class                                    24,749,963          24,749,963          52,426,118           52,426,118
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                9,988,856           9,988,856          18,298,133           18,298,133
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               7,279,323           7,279,323          11,345,449           11,345,449
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  28,373,447          28,373,447          59,059,766           59,059,766
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             192,541             192,541           1,409,689            1,409,689
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          6,634,568           6,634,568          12,282,460           12,282,460
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                         6,646,833           6,646,833          13,231,922           13,231,922
================================================================================================================================

Reacquired:
  Institutional Class                                (8,361,530,592)     (8,361,530,592)    (22,921,511,521)     (22,921,511,521)
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                           (3,339,237,329)     (3,339,237,329)     (7,227,292,488)      (7,227,292,488)
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                          (2,807,547,660)     (2,807,547,660)     (4,815,205,809)      (4,815,205,809)
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                              (3,609,868,015)     (3,609,868,015)     (7,884,703,581)      (7,884,703,581)
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                        (238,284,549)       (238,284,549)       (535,180,810)        (535,180,810)
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       (971,501,308)       (971,501,308)     (2,126,823,955)      (2,126,823,955)
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                    (1,405,783,164)     (1,405,783,164)     (4,736,525,473)      (4,736,525,473)
================================================================================================================================
                                                        495,369,991     $   495,369,991         (13,806,928)    $    (13,806,928)
________________________________________________________________________________________________________________________________
================================================================================================================================



(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and that owns 14% of the outstanding shares of the Fund. IADI has an agreement with this entity to sell Fund shares. The Fund, Invesco Aim, and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco Aim, and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially. In addition, 10% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco Aim.


32          SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO


                                                  CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS ENDED                            YEAR ENDED
                                                           FEBRUARY 29, 2008(a)                        AUGUST 31, 2007
                                                   ------------------------------------     ------------------------------------
                                                        SHARES              AMOUNT               SHARES              AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                               14,277,538,498     $ 14,277,538,498      12,170,370,433     $ 12,170,370,433
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                           6,430,416,732        6,430,416,732      11,768,966,288       11,768,966,288
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                          1,951,191,820        1,951,191,820       3,296,804,616        3,296,804,616
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                             16,733,554,156       16,733,554,156      15,602,939,433       15,602,939,433
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                        168,651,466          168,651,466         679,380,067          679,380,067
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                     1,220,530,557        1,220,530,557       2,305,324,643        2,305,324,643
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                    5,057,535,535        5,057,535,535       1,026,789,860        1,026,789,860
================================================================================================================================

Issued as reinvestment of dividends:
  Institutional Class                                   15,909,566           15,909,566          24,718,278           24,718,278
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               4,300,377            4,300,377           8,103,797            8,103,797
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              6,155,849            6,155,849          12,643,517           12,643,517
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 40,825,200           40,825,200          14,516,711           14,516,711
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            695,321              695,321           2,933,321            2,933,321
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         5,896,374            5,896,374          11,141,233           11,141,233
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                       13,293,024           13,293,024           2,732,685            2,732,685
================================================================================================================================

Reacquired:
  Institutional Class                              (12,781,520,591)     (12,781,520,591)    (10,990,992,481)     (10,990,992,481)
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                          (6,547,150,250)      (6,547,150,250)    (11,498,942,703)     (11,498,942,703)
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                         (2,013,187,407)      (2,013,187,407)     (3,227,240,833)      (3,227,240,833)
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                            (14,859,550,655)     (14,859,550,655)    (14,141,625,063)     (14,141,625,063)
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                       (167,441,201)        (167,441,201)       (746,267,316)        (746,267,316)
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                    (1,087,835,349)      (1,087,835,349)     (2,293,666,809)      (2,293,666,809)
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                   (3,572,016,142)      (3,572,016,142)       (583,254,706)        (583,254,706)
================================================================================================================================
                                                     4,897,792,880     $  4,897,792,880       3,445,374,971     $  3,445,374,971
________________________________________________________________________________________________________________________________
================================================================================================================================



(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and that owns 8% of the outstanding shares of the Fund. IADI has an agreement with this entity to sell Fund shares. The Fund, Invesco Aim, and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco Aim, and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.


33          SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                  CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS ENDED                            YEAR ENDED
                                                           FEBRUARY 29, 2008(a)                        AUGUST 31, 2007
                                                   ------------------------------------     ------------------------------------
                                                        SHARES              AMOUNT               SHARES              AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                               16,407,481,530     $ 16,407,481,530      13,312,544,749     $ 13,312,544,749
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                           1,507,528,862        1,507,528,862       3,477,066,272        3,477,066,272
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                            147,882,438          147,882,438         273,507,552          273,507,552
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                              3,202,241,558        3,202,241,558       5,181,233,587        5,181,233,587
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                        242,511,046          242,511,046         224,069,435          224,069,435
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       816,086,961          816,086,961       1,846,951,288        1,846,951,288
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                    4,234,584,601        4,234,584,601       1,656,210,462        1,656,210,462
================================================================================================================================

Issued as reinvestment of dividends:
  Institutional Class                                   19,418,540           19,418,540          39,124,555           39,124,555
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               6,162,605            6,162,605          15,207,056           15,207,056
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                229,170              229,170             264,646              264,646
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 19,513,583           19,513,583          30,497,618           30,497,618
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            726,136              726,136             926,390              926,390
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         4,151,640            4,151,640           9,705,455            9,705,455
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                        6,832,474            6,832,474           2,841,659            2,841,659
================================================================================================================================

Reacquired:
  Institutional Class                              (15,635,617,148)     (15,635,617,148)    (13,834,993,734)     (13,834,993,734)
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                          (1,569,441,239)      (1,569,441,239)     (3,411,761,694)      (3,411,761,694)
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                           (143,139,922)        (143,139,922)       (286,774,025)        (286,774,025)
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                             (3,000,567,117)      (3,000,567,117)     (5,137,778,319)      (5,137,778,319)
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                       (174,636,719)        (174,636,719)       (229,935,639)        (229,935,639)
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (809,116,774)        (809,116,774)     (1,852,938,689)      (1,852,938,689)
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                   (4,035,761,779)      (4,035,761,779)     (1,370,002,811)      (1,370,002,811)
================================================================================================================================
                                                     1,247,070,446     $  1,247,070,446         (54,034,187)    $    (54,034,187)
________________________________________________________________________________________________________________________________
================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 12% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim, and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim, and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


34          SHORT-TERM INVESTMENTS TRUST

GOVERNMENT TAXADVANTAGE PORTFOLIO


                                                 CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS ENDED                          YEAR ENDED
                                                             FEBRUARY 29, 2008(a)                      AUGUST 31, 2007
                                                      ----------------------------------     ----------------------------------
                                                          SHARES              AMOUNT             SHARES              AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                  2,724,088,259     $ 2,724,088,259      4,138,948,149     $ 4,138,948,149
-------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               209,917,970         209,917,970        287,413,419         287,413,419
-------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               75,110,303          75,110,303         38,897,026          38,897,026
-------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   79,786,480          79,786,480        236,788,574         236,788,574
-------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           42,058,128          42,058,128         46,456,948          46,456,948
-------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         115,595,729         115,595,729        196,800,480         196,800,480
-------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                         36,500,000          36,500,000             13,619              13,619
===============================================================================================================================

Issued as reinvestment of dividends:
  Institutional Class                                      8,996,289           8,996,289          7,250,151           7,250,151
-------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   419,431             419,431            753,849             753,849
-------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    4,559               4,559              9,897               9,897
-------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    1,806,661           1,806,661          3,529,807           3,529,807
-------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                5,232               5,232              9,423               9,423
-------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           1,242,694           1,242,694          2,129,670           2,129,670
-------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                             86,026              86,026                688                 688
===============================================================================================================================

Reacquired:
  Institutional Class                                 (2,363,735,423)     (2,363,735,423)    (3,904,846,286)     (3,904,846,286)
-------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (213,660,520)       (213,660,520)      (333,912,621)       (333,912,621)
-------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              (73,658,318)        (73,658,318)       (34,463,555)        (34,463,555)
-------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (127,425,472)       (127,425,472)      (179,259,514)       (179,259,514)
-------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          (38,750,593)        (38,750,593)       (34,960,580)        (34,960,580)
-------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         (68,719,309)        (68,719,309)      (171,561,426)       (171,561,426)
-------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                 --                  --            (13,619)            (13,619)
===============================================================================================================================
                                                         409,668,126     $   409,668,126        299,984,099     $   299,984,099
_______________________________________________________________________________________________________________________________
===============================================================================================================================



(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and that owns 28% of the outstanding shares of the Fund. IADI has an agreement with this entity to sell Fund shares. The Fund, Invesco Aim, and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco Aim, and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.




35          SHORT-TERM INVESTMENTS TRUST

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

LIQUID ASSETS PORTFOLIO


                                                                          CORPORATE CLASS
                                                 -----------------------------------------------------------------
                                                                           YEAR ENDED             MARCH 29, 2005
                                                 SIX MONTHS ENDED          AUGUST 31,          (COMMENCEMENT DATE)
                                                   FEBRUARY 29,       --------------------        TO AUGUST 31,
                                                       2008             2007         2006              2005
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $     1.00        $   1.00     $  1.00           $   1.00
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                   0.02            0.05        0.05               0.01
------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                             0.00            0.00       (0.01)              0.00
==================================================================================================================
     Total from investment operations                     0.02            0.05        0.04               0.01
==================================================================================================================
Less distributions:
  Dividends from net investment income                   (0.02)          (0.05)      (0.04)             (0.01)
------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                  (0.00)             --       (0.00)                --
==================================================================================================================
     Total distributions                                 (0.02)          (0.05)      (0.04)             (0.01)
==================================================================================================================
Net asset value, end of period                      $     1.00        $   1.00     $  1.00           $   1.00
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(a)                                           2.35%           5.34%       4.54%              1.31%
__________________________________________________________________________________________________________________
==================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)            $1,220,873        $636,222     $56,634           $466,432
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                       0.15%(b)        0.15%       0.15%              0.15%(c)
------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                       0.21%(b)        0.21%       0.21%              0.22%(c)
==================================================================================================================
Ratio of net investment income to average net
  assets                                                  4.68%(b)        5.22%       4.47%              2.41%(c)
__________________________________________________________________________________________________________________
==================================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $620,970,517.
(c)  Annualized.

STIC PRIME PORTFOLIO


                                                                           CORPORATE CLASS
                                                 ------------------------------------------------------------------
                                                                            YEAR ENDED             MARCH 31, 2005
                                                 SIX MONTHS ENDED           AUGUST 31,          (COMMENCEMENT DATE)
                                                   FEBRUARY 29,       ---------------------        TO AUGUST 31,
                                                       2008             2007         2006               2005
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $   1.00         $   1.00     $   1.00           $  1.00
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                  0.02             0.05         0.04              0.01
-------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                            0.00               --           --                --
===================================================================================================================
     Total from investment operations                    0.02             0.05         0.04              0.01
===================================================================================================================
Less dividends from net investment income               (0.02)           (0.05)       (0.04)            (0.01)
===================================================================================================================
Net asset value, end of period                       $   1.00         $   1.00     $   1.00           $  1.00
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(a)                                          2.31%            5.35%        4.56%             1.29%
___________________________________________________________________________________________________________________
===================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)             $275,312         $616,436     $525,682           $53,962
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                      0.15%(b)         0.15%        0.15%             0.15%(c)
-------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                      0.22%(b)         0.22%        0.22%             0.22%(c)
===================================================================================================================
Ratio of net investment income to average net
  assets                                                 4.56%(b)         5.22%        4.50%             2.45%(c)
___________________________________________________________________________________________________________________
===================================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $306,761,875.
(c)  Annualized.


36          SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO


                                                                           CORPORATE CLASS
                                                  ----------------------------------------------------------------
                                                                            YEAR ENDED            AUGUST 1, 2005
                                                  SIX MONTHS ENDED          AUGUST 31,         (COMMENCEMENT DATE)
                                                    FEBRUARY 29,       -------------------        TO AUGUST 31,
                                                        2008             2007        2006              2005
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $     1.00        $   1.00     $ 1.00           $  1.00
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.02            0.05       0.04             0.003
------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and
     unrealized)                                           0.00            0.00       0.00             0.000
==================================================================================================================
     Total from investment operations                      0.02            0.05       0.04             0.003
==================================================================================================================
Less distributions:
  Dividends from net investment income                    (0.02)          (0.05)     (0.04)           (0.003)
------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                   (0.00)             --         --                --
==================================================================================================================
     Total distributions                                  (0.02)          (0.05)     (0.04)           (0.003)
==================================================================================================================
Net asset value, end of period                       $     1.00        $   1.00     $ 1.00           $  1.00
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(a)                                            1.93%           5.14%      4.34%             0.28%
__________________________________________________________________________________________________________________
==================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)             $1,947,001        $448,144     $1,855           $   869
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                        0.15%(b)        0.15%      0.15%             0.15%(c)
------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                        0.21%(b)        0.22%      0.23%             0.23%(c)
==================================================================================================================
Ratio of net investment income to average net
  assets                                                   3.73%(b)        5.00%      4.24%             2.30%(c)
__________________________________________________________________________________________________________________
==================================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $964,095,215.
(c)  Annualized.

GOVERNMENT & AGENCY PORTFOLIO


                                                                          CORPORATE CLASS
                                                 -----------------------------------------------------------------
                                                                           YEAR ENDED             JUNE 30, 2005
                                                 SIX MONTHS ENDED          AUGUST 31,          (COMMENCEMENT DATE)
                                                   FEBRUARY 29,       --------------------        TO AUGUST 31,
                                                       2008             2007         2006              2005
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $   1.00         $   1.00     $  1.00           $  1.00
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                  0.02             0.05        0.04              0.01
------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                              --             0.00       (0.00)            (0.00)
==================================================================================================================
     Total from investment operations                    0.02             0.05        0.04              0.01
==================================================================================================================
Less dividends from net investment income               (0.02)           (0.05)      (0.04)            (0.01)
==================================================================================================================
Net asset value, end of period                       $   1.00         $   1.00     $  1.00           $  1.00
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(a)                                          2.20%            5.28%       4.46%             1.50%
__________________________________________________________________________________________________________________
==================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)             $523,427         $317,772     $28,722           $62,008
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                      0.15%(b)         0.15%       0.15%             0.15%(c)
------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                      0.17%(b)         0.18%       0.19%             0.20%(c)
==================================================================================================================
Ratio of net investment income to average net
  assets                                                 4.32%(b)         5.15%       4.42%             2.39%(c)
__________________________________________________________________________________________________________________
==================================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $391,563,722.
(c)  Annualized.


37          SHORT-TERM INVESTMENTS TRUST

GOVERNMENT TAXADVANTAGE PORTFOLIO


                                                                         CORPORATE CLASS
                                                     -------------------------------------------------------
                                                                                          FEBRUARY 23, 2006
                                                     SIX MONTHS ENDED     YEAR ENDED     (COMMENCEMENT DATE)
                                                       FEBRUARY 29,       AUGUST 31,        TO AUGUST 31,
                                                           2008              2007                2006
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $  1.00           $ 1.00              $ 1.00
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.02             0.05                0.02
------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and
     unrealized)                                             0.00             0.00                0.00
============================================================================================================
     Total from investment operations                        0.02             0.05                0.02
============================================================================================================
Less dividends from net investment income                   (0.02)           (0.05)              (0.02)
============================================================================================================
Net asset value, end of period                            $  1.00           $ 1.00              $ 1.00
____________________________________________________________________________________________________________
============================================================================================================
Total return(a)                                              2.12%            5.18%               2.49%
____________________________________________________________________________________________________________
============================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $36,600           $   14              $   13
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements             0.15%(b)         0.15%               0.15%(c)
------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                          0.26%(b)         0.33%               0.28%(c)
============================================================================================================
Ratio of net investment income to average net
  assets                                                     4.16%(b)         5.05%               4.28%(c)
____________________________________________________________________________________________________________
============================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $10,255,834.
(c)  Annualized.



38          SHORT-TERM INVESTMENTS TRUST

NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES



  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim -- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more Invesco Aim
Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


39          SHORT-TERM INVESTMENTS TRUST

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder in the Corporate Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2007, through February 29, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


--------------------------------------------------------------------------------------------------------------
                                                                               HYPOTHETICAL
                                                                         (5% ANNUAL RETURN BEFORE
                                                      ACTUAL                     EXPENSES)
                                            ------------------------------------------------------
                               BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                             ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CORPORATE CLASS          (09/01/07)   (02/29/08)(1)   PERIOD(2)     (02/29/08)    PERIOD(2)      RATIO
--------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio        $1,000.00      $1,023.50       $0.75       $1,024.12       $0.75        0.15%
--------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio            1,000.00       1,023.10        0.75        1,024.12        0.75        0.15
--------------------------------------------------------------------------------------------------------------
Treasury Portfolio              1,000.00       1,019.30        0.75        1,024.12        0.75        0.15
--------------------------------------------------------------------------------------------------------------
Government & Agency
  Portfolio                     1,000.00       1,022.00        0.75        1,024.12        0.75        0.15
--------------------------------------------------------------------------------------------------------------
Government TaxAdvantage
  Portfolio                     1,000.00       1,021.20        0.75        1,024.12        0.75        0.15
--------------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Funds for the period September 1, 2007, through February 29, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to each Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


40          SHORT-TERM INVESTMENTS TRUST

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Funds provide a complete list of their holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Funds' semiannual and annual reports to shareholders. For the first and third quarters, the Funds file the list with the
Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. Qualified persons, including beneficial owners of the Funds'
shares and prospective investors, may obtain access to the Web site by calling the distributor at
800-659-1005 and selecting option 2. To locate each Fund's portfolio holdings information, access the Fund's overview page. Links to each Fund's complete quarterly holdings will be available on this Web page. Shareholders can also look up each Fund's Form N-Q filings on the SEC Web site,
sec.gov. Each Fund's Form N-Q may be reviewed and copied at the SEC Public Reference Room in
Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Funds are 811-02729 and 002-58287.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client
Services department at 800-959-4246 or on the Invesco Aim Web site, invescoaim.com. On the home page, scroll down and click on "Proxy Policy." The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to invescoaim.com, access the "About
Us" tab, click on "Required Notices" and then click on "Proxy Voting Activity." Next, select the
Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.

Invesco Aim--SERVICE MARK-- is a service mark of Invesco Aim
Management Group, Inc. Invesco Aim Advisors, Inc., Invesco
Aim Capital Management, Inc., Invesco Aim Private Asset
Management, Inc. and Invesco PowerShares Capital Management
LLC are the investment advisors for the products and
services represented by Invesco Aim; they each provide
investment advisory services to individual and institutional clients and do not sell securities. Invesco Institutional
(N.A.), Inc., Invesco Senior Secured Management, Inc.,
Invesco Global Asset Management (N.A.), Inc., AIM Funds
Management Inc. (DBA AIM Trimark Investments), Invesco Asset            [INVESCO AIM LOGO]
Management (Japan) Ltd. and Invesco Hong Kong Ltd. are                   - SERVICE MARK -
affiliated investment advisors that serve as the subadvisor
for some of the products and services represented by Invesco
Aim. AIM Funds Management Inc. anticipates changing its name to Invesco Trimark Investment Management Inc. (DBA Invesco
Trimark) on or prior to Dec. 31, 2008. Invesco Aim
Distributors, Inc. is the distributor for the retail mutual
funds, exchange-traded funds and U.S. institutional money
market funds represented by Invesco Aim. All entities are
indirect, wholly owned subsidiaries of Invesco Ltd.

invescoaim.com   STIT-SAR-2   Invesco Aim Distributors, Inc.

[Invesco Aim LOGO]   INSTITUTIONAL CLASS
 - SERVICE MARK -    SHORT-TERM INVESTMENTS TRUST (STIT)
                     Liquid Assets Portfolio
                     STIC Prime Portfolio
                     Treasury Portfolio
                     Government & Agency Portfolio
                     Government TaxAdvantage Portfolio

                     Semiannual Report to Shareholders  February 29, 2008

                          [MOUNTAIN GRAPHIC]

AIM Investments became    2   Fund data
INVESCO AIM               2   Fund composition by maturity
on March 31, 2008.        3   Letter to shareholders
                          4   Schedule of investments
For more details, go to   21  Financial statements
invescoaim.com            27  Notes to financial statements
                          36  Financial highlights
                          40  Fund expenses


Unless otherwise stated, information presented in this report is as of February 29, 2008, and is based on total net assets. Unless otherwise stated, all data provided by Invesco Aim.

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

FUND DATA

INSTITUTIONAL CLASS DATA AS OF 2/29/08

                                                  WEIGHTED AVERAGE MATURITY
                                 YIELDS          ---------------------------
                          --------------------   RANGE DURING   AT REPORTING
                             7-DAY     MONTHLY     REPORTING       PERIOD
FUND                       SEC YIELD    YIELD       PERIOD           END       TOTAL NET ASSETS
-----------------------   ----------   -------   ---------------------------   ----------------
Liquid Assets                3.63%      3.78%     28-50 days       50 days      $ 19.15 billion
STIC Prime                   3.23       3.40      14-23 days       21 days         4.62 billion
Treasury                     2.47       2.65      14-47 days       29 days         4.81 billion
Government & Agency          3.20       3.40      28-56 days       56 days         2.12 billion
Government TaxAdvantage      2.83       2.97      17-44 days       40 days       690.81 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invescoaim.com for the most recent month-end performance. Investment return will vary. Monthly yield represents annualized results for the period, net of fees and expenses, and excludes any realized capital gains or losses. Had the advisor and distributor not waived certain fees and/or reimbursed certain expenses, performance would have been lower. Based on the waiver rate in the current Fund prospectus had the advisor and/or distributor not waived fees and/or reimbursed expenses, the unsubsidized 7-day SEC yield would have been 3.57%, 3.16%, 2.40%, 3.17% and 2.65% for the Liquid Assets, STIC Prime, Treasury, Government & Agency and Government TaxAdvantage Portfolios, respectively. The 7-day unsubsidized SEC yield is determined by subtracting the fee waivers and/or expense reimbursements from the 7-day SEC yield.

FUND COMPOSITION BY MATURITY

IN DAYS, AS OF 2/29/08

                           LIQUID                  GOVERNMENT    GOVERNMENT
                           ASSETS      TREASURY     & AGENCY    TAXADVANTAGE
                         PORTFOLIO*   PORTFOLIO   PORTFOLIO**    PORTFOLIO**
                         ----------   ---------   -----------   ------------

1-7                         35.3%       71.5%        59.8%          43.7%
8-30                        15.5         4.8          7.7           32.1
31-90                       36.5         8.2         16.8           15.4
91-180                      11.9        15.5          6.3            3.6
181+                         0.8         0.0          9.4            5.2

IN DAYS, AS OF 2/29/08

STIC PRIME PORTFOLIO

1-7     40.6%
8-14    13.1
15-21    8.6
22-28   11.8
29-35    4.5
36-42    9.9
43-60   11.5

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

* The Fund may invest in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

** Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


2 SHORT-TERM INVESTMENTS TRUST

[CROCKETT PHOTO]

Bruce Crockett

Dear Fellow AIM Fund Shareholders:

Communication is always important and even more so in times of market volatility. On behalf of your Board of Trustees, I intend to keep you informed on events relating to the governance of Invesco Aim's money market funds and institutional cash management portfolios and to assure you that the Board supports management's continuing investment discipline focused on the highest credit quality consistent with safety, liquidity and yield. At the same time, improved performance, reduced shareholder costs and high ethical standards remain key areas of focus for your Board.

     Your Board's membership and standing committees have changed a bit recently. Ruth Quigley retired from Board service at the end of 2007, after serving since 1998, and we thank her for her many contributions. Larry Soll has assumed Ruth's place as a vice chair of the Investments Committee. The Valuation Committee, formerly chaired by Ruth, has been reorganized and has taken on additional responsibilities as the Valuation, Distribution and Proxy Oversight Committee under the chairmanship of Carl Frischling. The elevation of proxy oversight to standing committee status responds to suggestions from shareholders. In addition, Prema Mathai-Davis assumed my seat on the Governance Committee, and I moved to the Audit Committee in a normal rotation of duties.

     Your interests are our first priority and for that reason we want to maintain a two-way channel of communication with you. The value of this communication between the Board and shareholders of the AIM Funds has been noted within and beyond the Invesco Aim community. Morningstar, the mutual fund tracking company, has commented favorably on communications between the Board of Trustees of the AIM Funds and their shareholders in its fall 2007 update of fund stewardship grades, where Invesco Aim was one of fewer than 10 fund boards to get an A for board quality, according to BoardIQ (11/13/07). If you have comments or questions about any areas relating to fund governance, I encourage you to contact me by email at bruce@brucecrockett.com.

     Your Board looks forward to keeping you informed about your funds and to another year of diligent governance on your behalf.

Sincerely,


/s/ Bruce L. Crockett
-------------------------------------
Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

April 16, 2008


3 SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO
SCHEDULE OF INVESTMENTS

February 29, 2008
(Unaudited)





                                                          PRINCIPAL
                                                           AMOUNT
                                            MATURITY        (000)           VALUE
--------------------------------------------------------------------------------------

COMMERCIAL PAPER-36.11%(A)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/LEASES-7.74%

Amstel Funding Corp.
  3.10%(b)(c)                               05/06/08      $100,000     $    99,431,667
--------------------------------------------------------------------------------------
  3.13%(b)(c)                               05/21/08       100,000          99,295,750
--------------------------------------------------------------------------------------
  3.16%(b)(c)                               05/21/08       130,000         129,075,700
--------------------------------------------------------------------------------------
  3.17%(b)(c)                               05/08/08       100,000          99,401,222
--------------------------------------------------------------------------------------
  3.18%(b)(c)                               05/22/08       124,500         123,599,623
--------------------------------------------------------------------------------------
  3.28%(b)(c)                               03/20/08       100,000          99,826,889
--------------------------------------------------------------------------------------
  3.35%(b)(c)                               04/21/08       100,000          99,525,417
--------------------------------------------------------------------------------------
  3.61%(b)(c)                               04/21/08       100,000          99,488,583
--------------------------------------------------------------------------------------
  4.65%(b)(c)                               03/12/08       100,000          99,857,917
--------------------------------------------------------------------------------------
  4.69%(b)(c)                               04/04/08       175,000         174,224,847
--------------------------------------------------------------------------------------
Atlantis One Funding Corp.
  3.10%(b)(c)                               05/08/08       150,000         149,121,667
--------------------------------------------------------------------------------------
  3.10%(b)(c)                               05/16/08       100,000          99,345,555
--------------------------------------------------------------------------------------
  3.14%(b)(c)                               06/03/08        30,000          29,754,033
--------------------------------------------------------------------------------------
  3.15%(b)(c)                               05/30/08        50,000          49,606,250
--------------------------------------------------------------------------------------
  3.17%(b)(c)                               05/30/08       100,000          99,207,500
--------------------------------------------------------------------------------------
  3.20%(b)(c)                               04/24/08       100,000          99,520,000
--------------------------------------------------------------------------------------
  4.63%(b)(c)                               04/02/08       150,000         149,382,667
--------------------------------------------------------------------------------------
Fountain Square Commercial Funding Corp.
  4.70%(b)                                  04/04/08        50,000          49,778,055
--------------------------------------------------------------------------------------
  5.65%(b)                                  03/19/08       100,000          99,717,500
======================================================================================
                                                                         1,949,160,842
======================================================================================


ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-0.20%

Thunder Bay Funding, LLC 3.10%(b)           06/02/08        50,000          49,608,194
======================================================================================


ASSET-BACKED SECURITIES-FULLY BACKED-1.14%

Curzon Funding Ltd./LLC (CEP-American
  International Group, Inc.)
  3.20%(b)                                  04/09/08        15,000          14,948,000
--------------------------------------------------------------------------------------
  3.40%(b)                                  03/28/08        23,000          22,941,350
--------------------------------------------------------------------------------------
LMA Americas LLC (CEP-Credit Agricole
  S.A.) 3.30%(b)(c)                         03/17/08       250,000         249,633,333
======================================================================================
                                                                           287,522,683
======================================================================================


ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-6.00%

Concord Minutemen Capital Co.,
  LLC-Series A (Multi CEP's-Liberty
  Hampshire Co., LLC; agent)
  3.30%(b)                                  03/12/08        35,000          34,964,708
--------------------------------------------------------------------------------------
  3.31%(b)                                  05/16/08       120,000         119,161,467
--------------------------------------------------------------------------------------
  3.32%(b)                                  05/16/08        75,000          74,474,333
--------------------------------------------------------------------------------------
  3.40%(b)                                  05/12/08        49,903          49,563,659
--------------------------------------------------------------------------------------
  5.78%(b)                                  03/14/08        50,000          49,895,639
--------------------------------------------------------------------------------------
Crown Point Capital Co., LLC-Series A
  (Multi CEP's-Liberty Hampshire Co.,
  LLC; agent)
  3.23%(b)                                  05/09/08       100,000          99,380,917
--------------------------------------------------------------------------------------
  3.40%(b)                                  07/22/08        50,873          50,185,932
--------------------------------------------------------------------------------------
  5.35%(b)                                  04/03/08        50,000          49,754,792
--------------------------------------------------------------------------------------
  5.35%(b)                                  05/16/08       100,000          98,870,555
--------------------------------------------------------------------------------------
  5.75%(b)                                  03/14/08       100,000          99,792,361
--------------------------------------------------------------------------------------
Gotham Funding Corp. 3.27%(b)(c)            04/23/08        50,000          49,759,660
--------------------------------------------------------------------------------------
Kitty Hawk Funding Corp. 4.55%(b)           03/19/08        80,000          79,818,000
--------------------------------------------------------------------------------------
Legacy Capital Co., LLC-Series A (Multi
  CEP's-Liberty Hampshire Co., LLC;
  agent)
  3.40%(b)                                  07/22/08       101,746         100,371,864
--------------------------------------------------------------------------------------
  3.42%(b)                                  05/19/08        24,002          23,821,865
--------------------------------------------------------------------------------------
  6.00%(b)                                  03/10/08       125,000         124,812,500
--------------------------------------------------------------------------------------
Lexington Parker Capital Co., LLC
  3.15%(b)                                  08/22/08       101,585         100,038,368
--------------------------------------------------------------------------------------
  3.42%(b)                                  05/09/08        85,000          84,442,825
--------------------------------------------------------------------------------------
  3.45%(b)                                  04/25/08       125,000         124,341,146
--------------------------------------------------------------------------------------
  5.35%(b)                                  04/14/08       100,000          99,346,111
======================================================================================
                                                                         1,512,796,702
======================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-8.61%

Atlantic Asset Securitization LLC
  3.10%(b)                                  05/16/08       199,500         198,194,383
--------------------------------------------------------------------------------------
  3.28%(b)                                  03/17/08       100,000          99,854,222
--------------------------------------------------------------------------------------
Barton Capital LLC
  3.30%(b)                                  04/04/08        75,000          74,766,250
--------------------------------------------------------------------------------------
  3.30%(b)                                  04/11/08        95,659          95,299,482
--------------------------------------------------------------------------------------
Charta LLC
  5.25%(b)                                  03/07/08       100,000          99,912,500
--------------------------------------------------------------------------------------
Clipper Receivables Co., LLC
  3.30%(b)                                  03/04/08       120,000         119,967,000
--------------------------------------------------------------------------------------
  3.35%(b)                                  03/03/08        80,000          79,985,111
--------------------------------------------------------------------------------------
CRC Funding LLC
  5.20%(b)                                  03/14/08       100,000          99,812,222
--------------------------------------------------------------------------------------
  5.27%(b)                                  03/12/08       175,000         174,718,201
--------------------------------------------------------------------------------------

4          SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                           AMOUNT
                                            MATURITY        (000)           VALUE
--------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Fairway Finance Co., LLC
  3.25%(b)                                  04/25/08      $ 50,000     $    49,751,736
--------------------------------------------------------------------------------------
  3.29%(b)                                  04/25/08        50,000          49,748,681
--------------------------------------------------------------------------------------
  3.36%(b)                                  03/20/08       150,000         149,734,000
--------------------------------------------------------------------------------------
Gemini Securitization Corp., LLC
  3.15%(b)                                  05/27/08        75,605          75,029,457
--------------------------------------------------------------------------------------
  3.17%(b)                                  04/28/08        70,000          69,642,495
--------------------------------------------------------------------------------------
  5.52%(b)                                  03/04/08       125,000         124,942,500
--------------------------------------------------------------------------------------
Ranger Funding Co., LLC 4.55%(b)            03/19/08        91,515          91,306,803
--------------------------------------------------------------------------------------
Sheffield Receivables Corp. 3.35%(b)        03/12/08       203,500         203,291,695
--------------------------------------------------------------------------------------
Tulip Funding Corp. 3.13%(b)(c)             05/07/08        60,000          59,651,042
--------------------------------------------------------------------------------------
Yorktown Capital LLC
  3.01%(b)                                  06/13/08       114,992         113,992,081
--------------------------------------------------------------------------------------
  4.50%(b)                                  04/11/08        90,000          89,538,750
--------------------------------------------------------------------------------------
  4.55%(b)                                  03/19/08        50,000          49,886,250
======================================================================================
                                                                         2,169,024,861
======================================================================================

ASSET-BACKED SECURITIES-SECURITIES-3.53%

Grampian Funding Ltd./LLC
  3.10%(b)(c)                               06/03/08        60,000          59,514,333
--------------------------------------------------------------------------------------
  3.12%(b)(c)                               05/12/08       205,000         203,720,800
--------------------------------------------------------------------------------------
  3.17%(b)(c)                               05/07/08        75,000          74,557,521
--------------------------------------------------------------------------------------
  3.20%(b)(c)                               04/01/08        76,300          76,089,751
--------------------------------------------------------------------------------------
  4.68%(b)(c)                               04/25/08        79,000          78,435,150
--------------------------------------------------------------------------------------
  4.68%(b)(c)                               04/29/08       150,000         148,849,500
--------------------------------------------------------------------------------------
  4.75%(b)(c)                               03/05/08       100,000          99,947,222
--------------------------------------------------------------------------------------
  4.78%(b)(c)                               04/28/08       100,000          99,230,695
--------------------------------------------------------------------------------------
Tempo Finance Ltd./Corp. 5.26%(b)(c)        03/14/08        50,000          49,905,028
======================================================================================
                                                                           890,250,000
======================================================================================


ASSET-BACKED SECURITIES-TRADE RECEIVABLES-0.91%

Ciesco, LLC
  3.33%(b)                                  04/22/08        80,000          79,615,200
--------------------------------------------------------------------------------------
  3.53%(b)                                  04/14/08       100,000          99,568,556
--------------------------------------------------------------------------------------
  5.27%(b)                                  03/10/08        50,000          49,934,125
======================================================================================
                                                                           229,117,881
======================================================================================


DIVERSIFIED BANKS-4.48%

BNP Paribas Finance Inc.
  4.80%(c)                                  03/27/08       100,000          99,653,333
--------------------------------------------------------------------------------------
  4.82%(c)                                  03/28/08       100,000          99,638,500
--------------------------------------------------------------------------------------
Dexia Delaware LLC 4.81%(c)                 03/26/08       150,000         149,498,958
--------------------------------------------------------------------------------------
Lloyds TSB Bank PLC 2.74%(c)                07/29/08       150,000         148,290,625
--------------------------------------------------------------------------------------
Royal Bank of Scotland PLC 3.95%(c)         04/14/08       100,000          99,517,222
--------------------------------------------------------------------------------------
Societe Generale North America, Inc.
  2.76%(c)                                  11/03/08       100,000          98,106,334
--------------------------------------------------------------------------------------
  3.32%(c)                                  06/27/08       100,000          98,911,778
--------------------------------------------------------------------------------------
  4.61%(c)                                  04/01/08       100,000          99,603,028
--------------------------------------------------------------------------------------
  4.81%(c)                                  04/01/08       111,345         110,883,815
--------------------------------------------------------------------------------------
UBS Finance (Delaware) Inc. 2.98%(c)        06/09/08       125,000         123,965,278
======================================================================================
                                                                         1,128,068,871
======================================================================================


DIVERSIFIED CAPITAL MARKETS-0.40%

Morgan Stanley 5.40%                        03/10/08       100,000          99,865,000
======================================================================================


REGIONAL BANKS-3.10%

Bank of Ireland 4.60%(b)(c)                 04/04/08       100,000          99,565,556
--------------------------------------------------------------------------------------
Banque et Caisse d'Epargne de l'Etat
  3.96%(c)                                  04/10/08       100,000          99,560,000
--------------------------------------------------------------------------------------
Danske Corp.
  3.09%(c)                                  04/30/08       110,000         109,433,500
--------------------------------------------------------------------------------------
  3.12%(c)                                  04/30/08       175,000         174,091,458
--------------------------------------------------------------------------------------
Stadshypotek Delaware, Inc. 3.15%(b)(c)     04/30/08       200,000         198,951,667
--------------------------------------------------------------------------------------
Swedbank 4.01%(c)                           05/13/08       100,000          99,187,875
======================================================================================
                                                                           780,790,056
======================================================================================
     Total Commercial Paper (Cost
       $9,096,205,090)                                                   9,096,205,090
======================================================================================



CERTIFICATES OF DEPOSIT-24.82%

ABN AMRO Bank N.V. (United Kingdom)
  3.08%(c)                                  07/31/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Allied Irish Banks, PLC 5.47%               03/03/08       100,000         100,000,000
--------------------------------------------------------------------------------------
American Express Centurion Bank
  4.05%                                     04/14/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  4.94%                                     06/06/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria, S.A.
  3.05%                                     06/03/08       125,000         125,000,000
--------------------------------------------------------------------------------------
  4.29%                                     07/08/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  4.50%                                     04/08/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  4.51%                                     04/08/08        50,000          50,000,000
--------------------------------------------------------------------------------------
  4.68%                                     04/02/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Bank of Nova Scotia
  3.25%                                     05/28/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  4.63%                                     03/31/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Bank of Scotland PLC
  3.50%                                     10/22/08       118,000         118,294,139
--------------------------------------------------------------------------------------
  4.45%                                     04/09/08       120,000         120,025,595
--------------------------------------------------------------------------------------
  4.72%                                     04/02/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
  3.09%                                     05/27/08        50,000          50,000,000
--------------------------------------------------------------------------------------

5          SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                           AMOUNT
                                            MATURITY        (000)           VALUE
--------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

Barclays Bank PLC
  3.05%                                     08/27/08      $175,000     $   175,000,000
--------------------------------------------------------------------------------------
  3.15%                                     04/24/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  3.43%(d)                                  07/08/08       200,000         200,013,892
--------------------------------------------------------------------------------------
  4.70%                                     04/02/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  4.78%                                     03/03/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  4.86%                                     03/10/08       100,000         100,000,246
--------------------------------------------------------------------------------------
  5.26%                                     05/19/08       100,000         100,000,000
--------------------------------------------------------------------------------------
BNP Paribas (United Kingdom) 4.02%(c)       05/15/08       150,000         150,000,000
--------------------------------------------------------------------------------------
BNP Paribas
  4.04%                                     04/15/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  5.10%                                     03/13/08       100,000         100,000,000
--------------------------------------------------------------------------------------
CALYON S.A.
  3.15%                                     04/25/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  3.18%                                     07/29/08       150,000         150,000,000
--------------------------------------------------------------------------------------
  4.04%                                     04/15/08       125,000         125,000,000
--------------------------------------------------------------------------------------
  4.29%                                     07/08/08        50,000          50,000,000
--------------------------------------------------------------------------------------
  4.74%                                     03/31/08       150,000         150,000,000
--------------------------------------------------------------------------------------
Dexia Bank S.A. 4.72%                       03/31/08       100,000         100,000,824
--------------------------------------------------------------------------------------
HSBC Bank U.S.A. N.A. 2.95%                 07/03/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Lloyds TSB Bank PLC 3.10%                   04/25/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Royal Bank of Scotland
  2.90%                                     08/04/08       150,000         150,006,297
--------------------------------------------------------------------------------------
  3.05%                                     05/27/08       200,000         200,000,000
--------------------------------------------------------------------------------------
  3.08%(d)                                  07/03/08       100,000          99,930,093
--------------------------------------------------------------------------------------
  4.82%                                     03/07/08       100,000         100,000,082
--------------------------------------------------------------------------------------
  4.90%                                     05/30/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  5.46%                                     03/14/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Societe Generale (United Kingdom)
  3.02%(c)                                  07/21/08       100,000         100,003,894
--------------------------------------------------------------------------------------
  4.69%(c)                                  05/02/08       100,000         100,001,696
--------------------------------------------------------------------------------------
Societe Generale
  3.22%                                     07/30/08       150,000         150,006,192
--------------------------------------------------------------------------------------
  4.84%                                     03/31/08        50,000          50,069,493
--------------------------------------------------------------------------------------
Svenska Handelsbanken A.B. 3.01%            05/12/08       100,000         100,000,993
--------------------------------------------------------------------------------------
Swedbank A.B. 4.66%                         05/02/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Toronto Dominion Bank 5.13%                 03/03/08       100,000         100,000,000
--------------------------------------------------------------------------------------
UBS A.G
  3.00%                                     07/23/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  3.03%                                     08/21/08       100,000         100,002,367
--------------------------------------------------------------------------------------
  4.30%                                     07/08/08       200,000         200,000,000
--------------------------------------------------------------------------------------
  5.33%                                     06/10/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  5.39%                                     03/17/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  5.52%                                     03/06/08       100,000         100,000,000
--------------------------------------------------------------------------------------
UBS A.G. (United Kingdom) 4.27%(c)          07/09/08        25,000          25,102,328
--------------------------------------------------------------------------------------
UniCredito Italiano S.p.A
  3.21%                                     07/29/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  4.76%                                     04/03/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  4.92%                                     05/29/08        95,000          95,000,000
--------------------------------------------------------------------------------------
Wachovia Bank, N.A.
  3.93%(d)                                  01/27/09       100,000         100,000,000
--------------------------------------------------------------------------------------
  5.40%                                     03/28/08        19,000          19,004,739
--------------------------------------------------------------------------------------
Westpac Banking Corp. 4.70%                 04/02/08       100,000         100,000,878
======================================================================================
     Total Certificates of Deposit (Cost
       $6,252,463,748)                                                   6,252,463,748
======================================================================================



MEDIUM-TERM NOTES-6.91%

Abbey National Treasury Services PLC
  Floating Rate MTN 4.68%(b)(c)(d)          10/02/08       100,000         100,130,410
--------------------------------------------------------------------------------------
AIG Matched Funding Corp. Floating Rate
  MTN 3.08%(b)(d)                           06/16/08        75,000          75,001,277
--------------------------------------------------------------------------------------
Allstate Life Global Funding,
  Floating Rate MTN
  3.15%(b)(d)                               09/26/08        50,000          50,000,000
--------------------------------------------------------------------------------------
  5.21%(b)(d)                               12/08/08        60,000          60,036,862
--------------------------------------------------------------------------------------
Allstate Life Global Funding II,
  Floating Rate MTN
  3.20%(b)(d)                               10/15/08       130,000         130,000,000
--------------------------------------------------------------------------------------
  3.26%(b)(d)                               10/07/08       140,000         140,000,000
--------------------------------------------------------------------------------------
Credit Agricole S.A. Floating Rate MTN
  3.84%(b)(c)(d)                            08/26/08       100,000         100,000,000
--------------------------------------------------------------------------------------
MBIA Global Funding, LLC Floating Rate
  MTN 5.13%(b)(d)                           06/05/08       100,000         100,006,313
--------------------------------------------------------------------------------------
MetLife of Connecticut Institutional
  Funding Ltd. (United Kingdom) Floating
  Rate MTN 3.40%(d)                         04/30/08       270,000         270,141,191
--------------------------------------------------------------------------------------
National Australia Bank Ltd. Floating
  Rate MTN 4.73%(b)(c)(d)                   10/01/08       100,000         100,093,853
--------------------------------------------------------------------------------------
New York Life Funding (United Kingdom)
  Floating Rate MTN 4.83%(b)(d)             04/14/08        75,000          75,033,991
--------------------------------------------------------------------------------------
Royal Bank of Canada Floating Rate MTN
  3.23%(b)(c)(d)                            10/09/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Royal Bank of Scotland PLC Sr. Unsec.
  Floating Rate MTN 3.12%(b)(c)(d)          09/19/08        60,000          60,000,000
--------------------------------------------------------------------------------------
Svenska Handelsbanken A.B. Floating Rate
  MTN 3.11%(b)(c)(d)                        09/13/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Toyota Motor Credit Corp. Series B,
  Floating Rate MTN 3.22%(d)                02/06/09       100,000         100,000,000
--------------------------------------------------------------------------------------
Westpac Banking Corp.,
  Floating Rate MTN
  3.17%(c)(d)                               09/05/08        30,000          30,000,671
--------------------------------------------------------------------------------------
  4.64%(c)(d)                               02/06/09       150,000         149,945,058
======================================================================================
     Total Medium-Term Notes (Cost
       $1,740,389,626)                                                   1,740,389,626
======================================================================================



6          SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                           AMOUNT
                                            MATURITY        (000)           VALUE
--------------------------------------------------------------------------------------

VARIABLE RATE DEMAND NOTES-LETTER OF CREDIT
  ENHANCED-5.64%(d)(e)(f)

989 Market Street LLC Series 2006,
  Incremental Taxable Bonds
  (LOC-Wachovia Bank, N.A.) 3.34%(g)        03/01/26      $  7,600     $     7,600,000
--------------------------------------------------------------------------------------
A Mining Group LLC; Series 2006,
  Incremental Taxable Bonds
  (LOC-Wachovia Bank, N.A.) 3.44%(g)        06/01/29        11,355          11,355,000
--------------------------------------------------------------------------------------
Advance Packaging Corp.; Series 2006,
  Taxable Securities (LOC-Fifth Third
  Bank) 3.60%(g)                            10/01/36         3,850           3,850,000
--------------------------------------------------------------------------------------
Alamogordo (City of), New Mexico (Gerald
  Champion Regional Medical Center);
  Series 2007 B, Refunding Taxable
  Hospital Improvement RB (LOC-Bank of
  America, N.A.) 3.20%(g)                   07/01/18         8,020           8,020,000
--------------------------------------------------------------------------------------
Albany (City of), New York Industrial
  Development Agency (Albany Medical
  Center Hospital); Series 2006 B,
  Taxable IDR (LOC-RBS Citizens, N.A.)
  3.37%(g)                                  05/01/35         2,350           2,350,000
--------------------------------------------------------------------------------------
Albuquerque (City of), New Mexico (KTech
  Corp. Project); Series 2002, Taxable
  RB (LOC-Wells Fargo Bank, N.A.)
  3.12%(g)                                  08/01/25         1,800           1,800,000
--------------------------------------------------------------------------------------
American Association of Retired Persons;
  Series 2001, Taxable Notes (LOC-Bank
  of America, N.A.) 3.20%(g)                05/01/31        31,200          31,200,000
--------------------------------------------------------------------------------------
Atlanticare Health Services, Inc.;
  Series 2003, Taxable Bonds
  (LOC-Wachovia Bank, N.A.) 3.39%(g)        10/01/33        16,505          16,505,000
--------------------------------------------------------------------------------------
Auburn (City of), Alabama Industrial
  Development Board; Series 2006 A,
  Refunding Taxable IDR (LOC-Allied
  Irish Banks PLC) 3.15%(c)(g)              07/01/26         5,640           5,640,000
--------------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000,
  Taxable Bonds (LOC-RBS Citizens, N.A.)
  3.39%(g)                                  02/01/15        44,140          44,140,000
--------------------------------------------------------------------------------------
Bernalillo (County of), New Mexico
  (Tempur Production USA, Inc. Project);
  Series 2005 A, Taxable RB (LOC-Bank of
  America, N.A.) 3.20%(g)                   09/01/30        10,730          10,730,000
--------------------------------------------------------------------------------------
Biola University;
  Series 2004 A, Taxable RB (LOC-Allied
  Irish Banks PLC) 3.20%(c)(g)              10/01/34        12,200          12,200,000
--------------------------------------------------------------------------------------
  Series 2004 B, Taxable RB (LOC-BNP
  Paribas) 3.20%(c)(g)                      10/01/34        12,200          12,200,000
--------------------------------------------------------------------------------------
Bochasanwais Shree Akshar Purushottam
  Swaminarayan Sanstha Inc.; Series
  2006, Taxable Bonds (LOC-Comerica
  Bank) 3.17%                               06/01/22         2,800           2,800,000
--------------------------------------------------------------------------------------
Brazos River Authority (TXU Electric Co.
  Project); Series 2001 I, Taxable PCR
  (LOC-Citibank, N.A.) 3.39%(g)             12/01/36        61,790          61,790,000
--------------------------------------------------------------------------------------
Capital Markets Access Co. LC (Boynton
  Outpatient Center, LLC Project);
  Series 2005-B, Taxable Bonds
  (LOC-Wachovia Bank, N.A.) 3.39%(g)        07/01/25         1,275           1,275,000
--------------------------------------------------------------------------------------
Capital Markets Access Co. LC (Delray
  Outpatient Properties, LLC Project);
  Series 2005-A, Taxable Bonds
  (LOC-Wachovia Bank, N.A.) 3.39%           07/01/25         8,010           8,010,000
--------------------------------------------------------------------------------------
Capital Markets Access Co. LC (Pinnacle
  Financial Project); Series 2007,
  Taxable Bonds (LOC-Wachovia Bank,
  N.A.) 3.39%                               02/01/32         5,195           5,195,000
--------------------------------------------------------------------------------------
Capital One Funding Corp.;
  Series 1999 F, Taxable Notes
  (LOC-JPMorgan Chase Bank, N.A.)
  3.30%(g)                                  12/02/19         7,280           7,280,000
--------------------------------------------------------------------------------------
  Series 2000 B, Taxable Notes
  (LOC-JPMorgan Chase Bank, N.A.)
  3.30%(g)                                  07/01/20         6,639           6,639,000
--------------------------------------------------------------------------------------
  Series 2000 C, Taxable Notes
  (LOC-JPMorgan Chase Bank, N.A.)
  3.30%(g)                                  09/01/20         6,004           6,004,000
--------------------------------------------------------------------------------------
  Series 2000 D, Taxable Notes
  (LOC-JPMorgan Chase Bank, N.A.)
  3.30%(g)                                  05/01/26         6,000           6,000,000
--------------------------------------------------------------------------------------
Chatham Capital Corp.; Series 2000,
  Taxable Notes (LOC-JPMorgan Chase
  Bank, N.A.) 3.30%(g)                      07/01/20        11,100          11,100,000
--------------------------------------------------------------------------------------
Chestnut Partnership (The); Series 1999,
  Taxable RB (LOC-Bank of America, N.A.)
  3.15%(g)                                  01/02/29        18,940          18,940,000
--------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Bethesda Living Centers-
  Viewpoint Project); Series 2004 C,
  Taxable RB (LOC-Bank of America, N.A.)
  3.22%(g)                                  08/01/30         3,625           3,625,000
--------------------------------------------------------------------------------------
Conair Corp.; Series 2002, Taxable
  Economic Development Bonds
  (LOC-Wachovia Bank, N.A.) 3.34%(g)        09/01/12         5,660           5,660,000
--------------------------------------------------------------------------------------
Corp. Finance Managers Inc., Integrated
  Loan Program; Series 2003 B, PARTs
  (LOC-Wells Fargo Bank, N.A.) 3.12%(g)     02/02/43           155             155,000
--------------------------------------------------------------------------------------
Danville (City of), Pittsylvania (County
  of), Virginia Regional Industrial
  Facility Authority (Crane Creek
  Project); Series 2005, Taxable RB
  (LOC-Wachovia Bank, N.A.) 3.39%           01/01/26           400             400,000
--------------------------------------------------------------------------------------
Detroit (City of), Michigan Economic
  Development Corp. (Waterfront
  Reclamation and Casino Development
  Project); Series 1999 A, Taxable RB
  (LOC-Deutsche Bank A.G.) 3.17%(c)(g)      05/01/09        41,830          41,830,000
--------------------------------------------------------------------------------------
Dome Corp.; Series 1991, Notes
  (LOC-Wachovia Bank, N.A.) 3.34%(g)        08/31/16         9,400           9,400,000
--------------------------------------------------------------------------------------

7          SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                           AMOUNT
                                            MATURITY        (000)           VALUE
--------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES-LETTER OF CREDIT
  ENHANCED-(CONTINUED)

Emerald Bay Club L.P.; Series 2004,
  Taxable Bonds (LOC-Wachovia Bank,
  N.A.) 3.34%(g)                            12/01/15      $  8,000     $     8,000,000
--------------------------------------------------------------------------------------
EPC Allentown, LLC; Series 2005, Taxable
  Bonds (LOC-Wachovia Bank, N.A.)
  3.34%(g)                                  07/01/30         5,825           5,825,000
--------------------------------------------------------------------------------------
Exeter Realty Co. Series 2003 A, Notes
  (LOC-General Electric Capital Corp.)
  3.34%(g)                                  10/01/13         8,000           8,000,000
--------------------------------------------------------------------------------------
Florida Christian College, Inc.; Series
  2006, Taxable RB (LOC-Fifth Third
  Bank) 3.15%(g)                            11/01/36         6,500           6,500,000
--------------------------------------------------------------------------------------
Forward Corp. Series 2005, Taxable
  Securities (LOC-Fifth Third Bank)
  3.60%(g)                                  12/01/30           900             900,000
--------------------------------------------------------------------------------------
Four Dam Pool Agency (The); (Alaska)
  Series 2004 B, Refunding Taxable
  Electric RB (LOC-Dexia Group S.A.)
  3.08%(c)(g)                               07/01/26         3,825           3,825,000
--------------------------------------------------------------------------------------
Fun Entertainment LLC; Series 2005,
  Taxable Bonds (LOC-Wachovia Bank,
  N.A.) 3.34%(g)                            01/01/25        10,075          10,075,000
--------------------------------------------------------------------------------------
Gainesville (City of) & Hall (County
  of), Georgia Development Authority
  (Fieldale Farms Corp. Project); Series
  2006, Taxable IDR (LOC-Wachovia Bank,
  N.A.) 3.39%(g)                            03/01/21        20,000          20,000,000
--------------------------------------------------------------------------------------
General Secretariat of the Organization
  of American States; Series 2001 A,
  Taxable (LOC-Bank of America, N.A.)
  3.20%(g)                                  03/01/33        17,330          17,330,000
--------------------------------------------------------------------------------------
Germain Properties of Columbus Inc.,
  Germain Real Estate Co. LLC and
  Germain Motor Co.; Series 2001,
  Taxable Notes (LOC-JPMorgan Chase
  Bank, N.A.) 3.55%                         03/01/31         7,600           7,600,000
--------------------------------------------------------------------------------------
Glendale (City of), Arizona Industrial
  Development Authority (Thunderbird,
  The Garvin School of International
  Management); Series 2005 B, Taxable
  Refunding RB (LOC-Bank of New York)
  3.20%(g)                                  07/01/35         6,300           6,300,000
--------------------------------------------------------------------------------------
Harvest Bible Chapel; Series 2004,
  Taxable RB (LOC-Fifth Third Bank)
  3.17%(g)                                  08/01/29        10,285          10,285,000
--------------------------------------------------------------------------------------
Hunter's Ridge/Southpointe; Series 2005,
  Taxable Notes (LOC-Wachovia Bank,
  N.A.) 3.34%(g)                            06/01/25         6,120           6,120,000
--------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Christian Homes, Inc.);
  Series 2007 B Taxable RB (LOC-Fifth
     Third Bank) 3.15%(g)                   05/15/31         6,825           6,825,000
--------------------------------------------------------------------------------------
  Series 2007 C Taxable Convertible
     Revenue RB (LOC-Fifth Third Bank)
     3.15%(g)                               05/15/31         8,090           8,090,000
--------------------------------------------------------------------------------------
Imaging Investment Group, L.L.C.,
  Radiology Physicians of Indian River
  County, LC and Vero Radiology
  Associates, Inc. (Imaging Radiology
  Project); Series 2005, Taxable Bonds
  (LOC-Wachovia Bank, N.A.) 3.34%(g)        05/01/31         6,975           6,975,000
--------------------------------------------------------------------------------------
JPV Capital LLC; Series 1999 A, Taxable
  Notes (LOC-Wells Fargo Bank, N.A.)
  3.39%(g)                                  12/01/39        17,500          17,500,000
--------------------------------------------------------------------------------------
Kordsa Inc.; Series 2006, Bonds
  (LOC-General Electric Capital Corp.)
  3.17%(g)                                  06/01/26         8,500           8,500,000
--------------------------------------------------------------------------------------
Lake Oswego (City of), Oregon
  Redevelopment Agency; Series 2005 B,
  Taxable TAN (LOC-Wells Fargo Bank,
  N.A.) 3.12%(g)                            06/01/20         1,185           1,185,000
--------------------------------------------------------------------------------------
Loanstar Assets Partners L.P.; Series
  2005 A, Taxable Student Loan RB
  (LOC-State Street Bank & Trust Co.)
  3.15%(b)(g)                               02/01/41       163,400         163,400,000
--------------------------------------------------------------------------------------
Lone Tree (City of), Colorado Building
  Authority; Series 2007, Taxable COP
  (LOC-Wells Fargo Bank, N.A.) 3.55%(g)     12/01/17         3,075           3,075,000
--------------------------------------------------------------------------------------
LP Pinewood SPV LLC; Series 2003,
  Taxable Notes (LOC-Wachovia Bank,
  N.A.) 3.34%(g)                            02/01/18       120,200         120,200,000
--------------------------------------------------------------------------------------
Luzerne (County of), Pennsylvania
  Industrial Development Authority
  (PennSummit Tubular LLC Project);
  Series 2006 B, Taxable RB
  (LOC-Wachovia Bank, N.A.) 3.34%           02/01/21         1,275           1,275,000
--------------------------------------------------------------------------------------
M3 Realty, LLC; Series 2007, Notes
  (LOC-General Electric Capital Corp.)
  3.19%(g)                                  01/01/33        14,920          14,920,000
--------------------------------------------------------------------------------------
Macatawa Capital Partners LLC (Profile
  Industrial Packaging Corp.); Series
  2003 A, Taxable Notes (LOC-Fifth Third
  Bank) 3.60%(g)                            12/01/53         2,335           2,335,000
--------------------------------------------------------------------------------------
Macon-Bibb (County of), Industrial
  Authority (Bass Pro Outdoor World, LLC
  Project); Series 2005, Taxable RB
  (LOC-General Electric Capital Corp.)
  3.12%(g)                                  07/01/25         5,300           5,300,000
--------------------------------------------------------------------------------------
Madison (City of), Wisconsin Community
  Development Authority (Overture
  Development Corp.); Series 2001,
  Taxable RB (LOC-JPMorgan Chase Bank,
  N.A.; U.S. Bank, N.A.; M&I Marshall &
  Ilsley Bank) 3.32%(g)                     06/01/36        58,700          58,700,000
--------------------------------------------------------------------------------------
Marsh Enterprises, LLC; Series 2003,
  Taxable Securities (LOC-Fifth Third
  Bank) 3.60%(g)                            01/01/28         8,790           8,790,000
--------------------------------------------------------------------------------------

8          SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                           AMOUNT
                                            MATURITY        (000)           VALUE
--------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES-LETTER OF CREDIT
  ENHANCED-(CONTINUED)

Massachusetts (State of) Development
  Finance Agency (Briarwood
  Retirement Community Issue);
  Series 2004 B Taxable RB
  (LOC-Comerica Bank)
  3.17%(g)                                  01/01/35      $    640     $       640,000
--------------------------------------------------------------------------------------
  3.17%                                     01/01/35         8,525           8,525,000
--------------------------------------------------------------------------------------
Meharry Medical College; Series 2001,
  Unlimited Taxable GO (LOC-Bank of
  America, N.A.) 3.20%(g)                   08/01/16         8,595           8,595,000
--------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund
  (Holland Home Obligated Group); Series
  2005 B, Taxable Refunding Limited
  Obligation RB (LOC-Fifth Third Bank)
  3.15%                                     11/01/28         7,515           7,515,000
--------------------------------------------------------------------------------------
Mississippi (State of) Business Finance
  Corp. (Belk, Inc. Project); Series
  2005, Taxable IDR (LOC-Wachovia Bank,
  N.A.) 3.34%(g)                            10/01/25        17,780          17,780,000
--------------------------------------------------------------------------------------
Mississippi (State of) Business Finance
  Corp. (Cellular South, Inc. Project);
  Series 2005, Taxable IDR (LOC-Bank of
  America, N.A.) 3.20%(b)(g)                08/01/20        10,800          10,800,000
--------------------------------------------------------------------------------------
Mississippi (State of) Business Finance
  Corp. (GE Plastices Project); Series
  1998, Taxable IDR (LOC-Citibank, N.A.)
  3.28%(g)                                  02/01/23        41,000          41,000,000
--------------------------------------------------------------------------------------
Mississippi (State of) Business Finance
  Corp. (Lextron-Visteon Leasing, LLC
  Project); Series 2003, Taxable IDR
  (LOC-JPMorgan Chase Bank, N.A.)
  3.15%(g)                                  12/01/27         7,330           7,330,000
--------------------------------------------------------------------------------------
Mississippi (State of) Business Finance
  Corp. (Viking Range Corp. Project);
  Series 2000, Taxable IDR (LOC-Bank of
  America, N.A.) 3.19%                      06/01/15         9,555           9,555,000
--------------------------------------------------------------------------------------
Missouri (State of) Development Finance
  Board (Duke Manufacturing Co.); Series
  2004 B, Taxable Home Mortgage RB
  (LOC-Bank of America, N.A.) 3.20%(g)      12/01/20         7,800           7,800,000
--------------------------------------------------------------------------------------
Missouri (State of) Development Finance
  Board (Ninth Street Garage Project);
  Series 2004 B, Taxable Infrastructure
  Facilities RB (LOC-Bank of America,
  N.A.) 3.20%(g)                            12/01/20         4,800           4,800,000
--------------------------------------------------------------------------------------
Monongalia Health System, Inc.; Series
  2008 B, Taxable Hospital Bonds
  (LOC-JPMorgan Chase Bank, N.A.)
  3.18%(g)                                  07/01/40        14,250          14,250,000
--------------------------------------------------------------------------------------
Nashville (City of), & Davidson (County
  of) Tennessee Health and Educational
  Facilities Board (Weatherly Ridge
  Apartments Project); Series 2006 B,
  Multi-Family Housing Taxable RB
  (LOC-U.S. Bank N.A.) 3.22%                12/01/41         1,900           1,900,000
--------------------------------------------------------------------------------------
Net Magan Two LLC;
  Series 2006 Taxable RB (LOC-Wachovia
  Bank, N.A.)
  3.34%(g)                                  04/01/26        11,500          11,500,000
--------------------------------------------------------------------------------------
  3.34%                                     04/01/26         3,700           3,700,000
--------------------------------------------------------------------------------------
New Jersey (State of) Economic
  Development Authority Thermal Energy
  Facilities (Marina Energy LLC-2001
  Project); Series B, Taxable RB
  (LOC-Wachovia Bank, N.A.) 3.12%(g)        09/01/21         7,700           7,700,000
--------------------------------------------------------------------------------------
Newport News (City of), Virginia
  Economic Development Authority
  (Newport News Shipbuilding Project);
  Series 2000 B, Taxable Incremental RB
  (LOC-Wachovia Bank, N.A.) 3.44%(g)        07/01/31        19,505          19,505,000
--------------------------------------------------------------------------------------
NGSP, Inc.; Series 2006, Taxable RB
  (LOC-Bank of America, N.A.) 3.20%(g)      06/01/46         6,500           6,500,000
--------------------------------------------------------------------------------------
Nicholas Capital Investments, LLC
  (Nicholas Plastics, Inc.); Series
  2005-A, Taxable Notes (LOC-Fifth Third
  Bank) 3.34%(g)                            02/01/45         5,100           5,100,000
--------------------------------------------------------------------------------------
Old Hickory (City of), Tennessee (AHPC)
  Series 2005, Bonds (LOC-Wachovia Bank,
  N.A.) 3.15%(g)                            01/01/20         2,110           2,110,000
--------------------------------------------------------------------------------------
Polk (County of), Florida Industrial
  Development Authority (GSG Investments
  Project); Series 2005 B, Taxable IDR
  (LOC-Wachovia Bank, N.A.) 3.39%(g)        05/01/27         3,270           3,270,000
--------------------------------------------------------------------------------------
Porterfield Family Partners, L.P.;
  Series 2004, Taxable Notes
  (LOC-Wachovia Bank, N.A.) 3.39%(g)        07/01/14         2,900           2,900,000
--------------------------------------------------------------------------------------
Prince George's (County of), Maryland
  (Collington Episcopal Life Care
  Community, Inc.); Series 2006 C,
  Taxable RB (LOC-Bank of America, N.A.)
  3.15%(g)                                  04/01/15         6,390           6,390,000
--------------------------------------------------------------------------------------
Racetrac Capital, LLC; Series 2000,
  Taxable Bonds (LOC-Regions Bank)
  3.17%(g)                                  09/01/20        15,700          15,700,000
--------------------------------------------------------------------------------------
Ray, R.G. Corp.; Series 2000, Taxable
  Bonds (LOC-Bank of America, N.A.)
  3.20%(g)                                  01/01/15         2,190           2,190,000
--------------------------------------------------------------------------------------
Richmond (City of), Redevelopment &
  Housing Authority (1995 Old Manchester
  Project); Series 1995 B, Taxable RB
  (LOC-Wachovia Bank, N.A.) 3.31%(g)        12/01/25         1,590           1,590,000
--------------------------------------------------------------------------------------
Roanoke Rapids (City of), North Carolina
  Music and Entertainment District;
  Series 2007, Special RB (LOC-Bank of
  America, N.A.) 3.20%(g)                   07/01/27        11,500          11,500,000
--------------------------------------------------------------------------------------

9          SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                           AMOUNT
                                            MATURITY        (000)           VALUE
--------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES-LETTER OF CREDIT
  ENHANCED-(CONTINUED)

Rockwood Quarry, LLC; Series 2002,
  Taxable Notes (LOC-Fifth Third
  Bank) 3.60%(g)                            12/01/22      $  4,100     $     4,100,000
--------------------------------------------------------------------------------------
Roman Catholic Diocese of Charlotte;
  Series 2002, Taxable Bonds
  (LOC-Wachovia Bank, N.A.) 3.34%(g)        05/01/14        11,360          11,360,000
--------------------------------------------------------------------------------------
Roman Catholic Diocese of Raleigh;
  Series 2002 A Taxable RB (LOC-Bank of
  America, N.A.)
  3.17%                                     06/01/18         4,000           4,000,000
--------------------------------------------------------------------------------------
  3.17%(g)                                  06/01/18         1,200           1,200,000
--------------------------------------------------------------------------------------
S&L Capital, LLC (J&L Development of
  Holland, LLC); Series 2005 A, Taxable
  RB (LOC-Federal Home Loan Bank of
  Indianapolis) 3.34%(g)                    07/01/40         4,015           4,015,000
--------------------------------------------------------------------------------------
S&L Capital, LLC (LJ&S Development,
  LLC); Series 2002 A, Taxable Notes
  (LOC-Comerica Bank) 3.34%(g)              11/04/42         5,000           5,000,000
--------------------------------------------------------------------------------------
Sabri Arac (The Quarry Lane School);
  Series 2005, Taxable Bonds (LOC-Bank
  of America, N.A.) 3.20%(g)                10/01/35        20,500          20,500,000
--------------------------------------------------------------------------------------
Santa Rosa (City of), California
  (Rancheria Tachi Yokut Tribe); Series
  2004, Taxable RB (LOC-JPMorgan Chase
  Bank, N.A.) 3.55%(g)                      09/01/19        34,515          34,515,000
--------------------------------------------------------------------------------------
Savannah College of Art and Design,
  Inc.; Series 2004, Taxable RB
  (LOC-Bank of America, N.A.) 3.20%(g)      04/01/24        22,669          22,668,669
--------------------------------------------------------------------------------------
Shepherd Capital LLC (Trade Center);
  Series 2004 A, Taxable Notes (LOC-
  Fifth Third Bank) 3.34%(g)                07/01/54        10,000          10,000,000
--------------------------------------------------------------------------------------
Shepherd Capital LLC (Open Terrace);
  Series 2002 B, Taxable Notes
  (LOC-Wachovia Bank, N.A.) 3.34%(g)        11/01/52         9,730           9,730,000
--------------------------------------------------------------------------------------
Shepherd Capital LLC (Hinman
  Affiliates); Series 2003 D, Taxable
  Notes (LOC-Federal Home Loan Bank of
  Indianapolis) 3.34%(g)                    10/01/53         5,660           5,660,000
--------------------------------------------------------------------------------------
Sprenger Enterprises Inc.; Series 2005,
  Option Bonds (LOC-JPMorgan Chase Bank,
  N.A.) 3.55%(g)                            10/01/35        17,400          17,400,000
--------------------------------------------------------------------------------------
Thomasville (City of), Georgia Payroll
  Development Authority (American Fresh
  Foods L.P.); Series 2005 B, Taxable RB
  (LOC-Wachovia Bank, N.A.) 3.39%(g)        09/01/17         1,675           1,675,000
--------------------------------------------------------------------------------------
Tift (County of), Development Authority
  (Heatcraft Refrigeration Products LLC
  Project);
  Series 2008 A Taxable RB (LOC-Wachovia
  Bank, N.A.)
  3.34%(g)                                  02/01/18         3,600           3,600,000
--------------------------------------------------------------------------------------
  Series 2008 B Taxable RB (LOC-Wachovia
  Bank, N.A.)
  3.34%(g)                                  02/01/18        12,700          12,700,000
--------------------------------------------------------------------------------------
Trinity Funding LLC (Trinity
  Affiliates); Series 2006 A, Taxable RB
  (LOC-Fifth Third Bank) 3.60%(g)           03/01/36        16,230          16,230,000
--------------------------------------------------------------------------------------
United Fuels, LLC; Series 2006, Taxable
  RB (LOC-Fifth Third Bank) 3.60%(g)        01/01/31         4,710           4,710,000
--------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; Series 2001, Taxable RB
  (LOC-Wachovia Bank, N.A.) 3.39%(g)        07/01/26        43,070          43,070,000
--------------------------------------------------------------------------------------
Wake Forest University; Series 1997,
  Taxable RB (LOC-Wachovia Bank, N.A.)
  3.29%(g)                                  07/01/17         2,400           2,400,000
--------------------------------------------------------------------------------------
West Michigan Heart Capital LLC
  (Leffingwell Heart, LLC); Series 2004
  A, Taxable Notes (LOC-Fifth Third
  Bank) 3.34%(g)                            05/01/44        15,280          15,280,000
--------------------------------------------------------------------------------------
Westmoreland (County of), Pennsylvania
  Industrial Development Authority
  (Excela Health Project); Series 2005
  D, Taxable Health System IDR
  (LOC-Wachovia Bank, N.A.) 3.32%(g)        07/01/25         1,900           1,900,000
--------------------------------------------------------------------------------------
Young Men's Christian Association of
  Hunterdon County New Jersey; Series
  2004, Taxable Notes (LOC-Wachovia
  Bank, N.A.) 3.34%(g)                      02/01/24         2,110           2,110,000
--------------------------------------------------------------------------------------
Ziegler Columbus LLC / Ziegler St. Cloud
  LLC; Series 2007, Notes (LOC-General
  Electric Capital Corp.) 3.19%(g)          01/01/33        25,000          25,000,000
======================================================================================
     Total Variable Rate Demand Notes
       (Cost $1,420,491,669)                                             1,420,491,669
======================================================================================



MASTER NOTE AGREEMENTS-5.27%(h)

Goldman Sachs Credit Partners L.P.,
  (Acquired 02/01/08; Cost $150,000,000)
  3.27%(b)(g)(i)                            06/02/08       150,000         150,000,000
--------------------------------------------------------------------------------------
  (Acquired 12/21/07; Cost $150,000,000)
  3.38%(b)(g)(i)(j)                               --       150,000         150,000,000
--------------------------------------------------------------------------------------
Lehman Brothers Inc.,
  3.28%(b)(d)(g)(j)                               --       260,000         260,000,000
--------------------------------------------------------------------------------------
  3.33%(b)(g)                               12/25/08       267,000         267,000,000
--------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  3.33%(b)(d)(g)(j)                               --       500,000         500,000,000
======================================================================================
     Total Master Note Agreements (Cost
       $1,327,000,000)                                                   1,327,000,000
======================================================================================



10          SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                           AMOUNT
                                            MATURITY        (000)           VALUE
--------------------------------------------------------------------------------------

FUNDING AGREEMENTS-2.49%

MetLife Insurance Co. of Connecticut,
  (Acquired 08/27/07; Cost $100,000,000)
  3.15%(b)(d)(i)                            08/27/08      $100,000     $   100,000,000
--------------------------------------------------------------------------------------
  (Acquired 11/21/07; Cost $125,000,000)
  3.15%(b)(d)(i)                            11/21/08       125,000         125,000,000
--------------------------------------------------------------------------------------
  (Acquired 10/12/07; Cost $3,000,000)
  4.52%(b)(d)(i)                            10/10/08         3,000           3,000,000
--------------------------------------------------------------------------------------
Metropolitan Life Insurance Co.,
  Floating Rate
  (Acquired 09/13/07; Cost $10,000,000)
  3.51%(b)(d)(i)                            11/28/08        10,000          10,000,000
--------------------------------------------------------------------------------------
  (Acquired 09/13/07; Cost $5,000,000)
  4.21%(b)(d)(i)                            11/18/08         5,000           5,000,000
--------------------------------------------------------------------------------------
  (Acquired 11/27/07; Cost $125,000,000)
  5.07%(b)(d)(i)                            10/09/08       125,000         125,000,000
--------------------------------------------------------------------------------------
New York Life Insurance Co. (Acquired
  04/04/07; Cost $259,000,000)
  4.89%(b)(d)(i)                            04/04/08       259,000         259,000,000
======================================================================================
     Total Funding Agreements (Cost
       $627,000,000)                                                       627,000,000
======================================================================================



TIME DEPOSITS-2.00%

ABN AMRO Bank N.V. (Cayman Islands)
  3.25%(c)(g)(i)                            03/03/08       300,000         300,000,000
--------------------------------------------------------------------------------------
KBC Bank N.V. (Cayman Islands)
  3.25%(c)(g)(i)                            03/03/08       203,690         203,689,816
======================================================================================
     Total Time Deposits (Cost
       $503,689,816)                                                       503,689,816
======================================================================================



ASSET-BACKED SECURITIES-0.60%

FULLY SUPPORTED MONOLINE-0.21%

Wachovia Asset Securitization Issuance,
  LLC; Series 2004-HEMM1, Class A, Money
  Market Notes (CEP-Financial Security
  Assurance Inc.) 3.29%(b)(d)(k)            11/25/34        52,643          52,643,118
======================================================================================


STRUCTURED-0.39%

Paragon Mortgages PLC (United Kingdom)
  Series 15A, Class A1, Floating Rate
  Notes 3.12%(b)(c)(d)                      12/15/39        98,639          98,639,460
======================================================================================
     Total Asset-Backed Securities (Cost
       $151,282,578)                                                       151,282,578
======================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-83.84% (Cost
  $21,118,522,527)                                                      21,118,522,527
======================================================================================





                                                      REPURCHASE
                                                        AMOUNT

REPURCHASE AGREEMENTS-17.53%(l)

Banc of America Securities LLC, Joint agreement
  dated 02/29/08, aggregate maturing value
  $150,020,625 (collateralized by U.S. Government
  obligations valued at $153,000,901; 2.00%-6.25%,
  02/28/10-08/15/23) 1.65%, 03/03/08                  149,513,186       149,492,631
-----------------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  02/29/08, aggregate maturing value
  $1,000,265,000 (collateralized by U.S.
  Government sponsored obligations valued at
  $1,020,000,000; 4.50%-7.00%, 11/01/18-11/01/47)
  3.18%, 03/03/08                                     643,682,874       643,512,343
-----------------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  02/29/08, aggregate maturing value $303,571,795
  (collateralized by U.S. Government sponsored
  obligations valued at $309,563,501; 3.75%-5.13%,
  05/07/10-05/27/15) 3.11%, 03/03/08                   88,516,074        88,493,140
-----------------------------------------------------------------------------------
BNP Paribas, Joint agreement dated 02/29/08,
  aggregate maturing value $800,216,333
  (collateralized by U.S. Government sponsored and
  Corporate obligations valued at $821,496,418;
  0%-20.79%, 01/08/09-08/25/37) 3.25%, 03/03/08(c)    541,122,737       540,976,448
-----------------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $650,000,984 (collateralized by U.S. Government
  obligations valued at $663,001,003; 2.38%-5.13%,
  05/31/08-01/15/25) 1.75%, 03/03/08                  149,928,067       150,000,000
-----------------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $950,256,896 (collateralized by Corporate
  obligations valued at $997,500,001; 0%,
  03/25/35-10/25/46) 3.25%, 03/03/08                  645,174,419       645,000,000
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $1,000,265,000 (collateralized by U.S.
  Government sponsored obligations valued at
  $1,020,000,000; 4.50%-7.00%, 08/01/18-01/01/38)
  3.18%, 03/03/08                                     186,569,954       186,520,526
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $300,077,500 (collateralized by U.S. Government
  sponsored obligations valued at $306,000,622;
  2.75%-6.25%, 03/15/08-06/01/37) 3.10%, 03/03/08     195,102,960       195,052,571
-----------------------------------------------------------------------------------
Fortis Bank N.V./S.A., Joint agreement dated
  02/29/08, aggregate maturing value $800,215,000
  (collateralized by Corporate obligations valued
  at $840,000,001; 0%-6.00%, 02/25/34-06/03/52)
  3.23%, 03/03/08(c)                                  553,148,619       553,000,000
-----------------------------------------------------------------------------------
Goldman, Sachs & Co., Open joint agreement with no
  specified maturity date, (collateralized by
  Corporate obligations valued at $315,000,000;
  0%-3.49%, 09/15/32-02/15/51) 3.20%,(m)                       --       150,000,000
-----------------------------------------------------------------------------------

11          SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO



                                                      REPURCHASE
                                                        AMOUNT           VALUE
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Greenwich Capital Markets, Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $1,000,263,333 (collateralized by U.S.
  Government sponsored obligations valued at
  $1,020,000,815; 4.50%-8.00%, 04/01/22-11/01/47)
  3.16%, 03/03/08                                    $768,328,381      $768,127,108
-----------------------------------------------------------------------------------
JPMorgan Securities Inc., Joint agreement dated
  02/29/08, aggregate maturing value $650,097,500
  (collateralized by U.S. Government obligations
  valued at $663,007,984; 3.25%-5.00%, 12/31/09-
  02/15/12) 1.80%, 03/03/08                           150,022,500       150,000,000
-----------------------------------------------------------------------------------
Wachovia Capital Markets, LLC, Joint agreement
  dated 02/29/08, aggregate maturing value
  $500,134,583 (collateralized by Corporate
  obligations valued at $525,000,001; 0%-3.67%,
  06/15/19-02/15/51) 3.23%, 03/03/08                  195,052,488       195,000,000
===================================================================================
     Total Repurchase Agreements (Cost
       $4,415,174,767)                                                4,415,174,767
===================================================================================
TOTAL INVESTMENTS(n)(o)-101.37% (Cost
  $25,533,697,294)                                                   25,533,697,294
===================================================================================
OTHER ASSETS LESS LIABILITIES-(1.37)%                                  (345,023,520)
===================================================================================
NET ASSETS-100.00%                                                  $25,188,673,774
___________________________________________________________________________________
===================================================================================



Investment Abbreviations:

CEP     - Credit Enhancement Provider
COP     - Certificates of Participation
GO      - General Obligation Bonds
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
MTN     - Medium-Term Notes
PARTs   - Pooled Adjustable Rate Taxable Notes(SM)
PCR     - Pollution Control Revenue Bonds
RACERS  - Restructured Asset Certificates with Enhanced Return(SM)
RB      - Revenue Bonds
Sr.     - Senior
TAN     - Tax Anticipation Notes
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2008 was $10,855,783,670, which represented 43.10% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 7.6%; United Kingdom: 7.2%; France: 7.0%; other countries less than 5%: 10.1%.
(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2008.
(e) Demand security payable upon demand by the Fund with usually no more than seven calendar days' notice.
(f) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(h) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending on the timing of the demand.
(i) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at February 29, 2008 was $1,430,689,816, which represented 5.68% of the Fund's Net Assets.
(j) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(k) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(l)   Principal amount equals value at period end. See Note 1J.
(m) Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(n)   Also represents cost for federal income tax purposes.
(o) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.


12          SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS

February 29, 2008
(Unaudited)





                                                               PRINCIPAL
                                                                 AMOUNT
                                                    MATURITY     (000)          VALUE
-----------------------------------------------------------------------------------------

COMMERCIAL PAPER-69.73%(A)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/LEASES-0.36%

Fountain Square Commercial Funding Corp. 3.40%(b)   03/27/08    $ 30,000   $   29,926,333
=========================================================================================


ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-3.49%

Old Line Funding, LLC
  3.13%(b)                                          04/02/08      53,426       53,277,357
-----------------------------------------------------------------------------------------
  3.40%(b)                                          03/11/08      50,000       49,952,778
-----------------------------------------------------------------------------------------
Thunder Bay Funding, LLC
  3.12%(b)                                          04/08/08      75,000       74,753,000
-----------------------------------------------------------------------------------------
  3.30%(b)                                          03/12/08      60,491       60,430,005
-----------------------------------------------------------------------------------------
  3.40%(b)                                          03/11/08      54,151       54,099,857
=========================================================================================
                                                                              292,512,997
=========================================================================================


ASSET-BACKED SECURITIES-FULLY BACKED-2.68%

Curzon Funding Ltd./LLC (CEP-American
  International Group Inc.)
  3.25%(b)                                          03/19/08      50,000       49,918,750
-----------------------------------------------------------------------------------------
  3.32%(b)                                          04/01/08      75,000       74,785,583
-----------------------------------------------------------------------------------------
  3.40%(b)                                          03/28/08     100,000       99,745,000
=========================================================================================
                                                                              224,449,333
=========================================================================================


ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-3.96%

Concord Minutemen Capital Co., LLC-Series A
  (Multi CEP's-Liberty Hampshire Co., LLC; agent)
  3.30%(b)                                          03/12/08      20,000       19,979,833
-----------------------------------------------------------------------------------------
  3.35%(b)                                          04/18/08      26,392       26,274,116
-----------------------------------------------------------------------------------------
  3.50%(b)                                          03/20/08     100,000       99,815,278
-----------------------------------------------------------------------------------------
Crown Point Capital Co., LLC-Series A
  (Multi CEP's-Liberty Hampshire Co. LLC; agent)
  3.30%(b)                                          03/19/08      10,000        9,983,500
-----------------------------------------------------------------------------------------
  3.40%(b)                                          04/15/08      10,000        9,957,500
-----------------------------------------------------------------------------------------
  3.50%(b)                                          03/19/08      50,000       49,912,500
-----------------------------------------------------------------------------------------
Long Lane Master Trust IV-Series A, (CEP-Bank of
  America N.A.) 3.15%(b)                            03/10/08      21,600       21,582,990
-----------------------------------------------------------------------------------------
Variable Funding Capital Co., LLC (CEP-Wachovia
  Bank N.A.)
  3.13%(b)                                          04/01/08      20,000       19,946,094
-----------------------------------------------------------------------------------------
  3.20%(b)                                          03/19/08      75,000       74,880,000
=========================================================================================
                                                                              332,331,811
=========================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-23.78%

Amsterdam Funding Corp.
  3.95%(b)                                          03/13/08      50,000       49,934,167
-----------------------------------------------------------------------------------------
  4.40%(b)                                          03/06/08      81,700       81,650,072
-----------------------------------------------------------------------------------------
  4.45%(b)                                          03/07/08      34,000       33,974,783
-----------------------------------------------------------------------------------------
Atlantic Asset Securitization LLC
  3.15%(b)                                          03/24/08      75,000       74,849,062
-----------------------------------------------------------------------------------------
  3.22%(b)                                          04/28/08      75,000       74,610,917
-----------------------------------------------------------------------------------------
  3.32%(b)                                          03/25/08      34,855       34,777,854
-----------------------------------------------------------------------------------------
  3.90%(b)                                          03/17/08     100,000       99,826,667
-----------------------------------------------------------------------------------------
  3.92%(b)                                          03/14/08      96,050       95,914,036
-----------------------------------------------------------------------------------------
Barton Capital LLC
  4.00%(b)                                          03/06/08      50,000       49,972,222
-----------------------------------------------------------------------------------------
  4.15%(b)                                          03/05/08      50,000       49,976,944
-----------------------------------------------------------------------------------------
Clipper Receivables Co., LLC
  3.20%(b)                                          03/03/08     100,000       99,982,222
-----------------------------------------------------------------------------------------
  3.35%(b)(c)                                       03/03/08     100,000       99,981,389
-----------------------------------------------------------------------------------------
CRC Funding, LLC
  4.20%(b)                                          03/11/08      50,000       49,941,667
-----------------------------------------------------------------------------------------
  4.32%(b)                                          03/04/08      75,000       74,973,000
-----------------------------------------------------------------------------------------
  4.45%(b)                                          03/03/08     100,000       99,975,278
-----------------------------------------------------------------------------------------
Fairway Finance Co., LLC
  3.20%(b)                                          03/14/08      75,000       74,913,333
-----------------------------------------------------------------------------------------
  3.25%(b)                                          04/25/08      30,000       29,851,042
-----------------------------------------------------------------------------------------
  3.34%(b)                                          03/14/08      54,000       53,934,870
-----------------------------------------------------------------------------------------
  3.40%(b)                                          03/13/08     100,000       99,886,667
-----------------------------------------------------------------------------------------
  3.95%(b)                                          03/07/08      50,000       49,967,083
-----------------------------------------------------------------------------------------
Gemini Securitization Corp. LLC
  3.12%(b)                                          04/07/08      50,000       49,839,667
-----------------------------------------------------------------------------------------
  3.15%(b)                                          03/04/08      50,143       50,129,837
-----------------------------------------------------------------------------------------
  3.17%(b)                                          03/20/08      75,000       74,874,521
-----------------------------------------------------------------------------------------
  3.30%(b)                                          03/10/08      95,000       94,921,625
-----------------------------------------------------------------------------------------
Sheffield Receivables Corp.
  3.12%(b)                                          03/25/08      50,000       49,896,167
-----------------------------------------------------------------------------------------
  3.14%(b)                                          04/07/08      51,500       51,333,798
-----------------------------------------------------------------------------------------
  3.15%(b)                                          04/07/08      75,000       74,757,188
-----------------------------------------------------------------------------------------
  3.38%(b)                                          03/03/08      50,000       49,990,611
-----------------------------------------------------------------------------------------
Windmill Funding Corp.
  4.40%(b)                                          03/06/08      43,750       43,723,264
-----------------------------------------------------------------------------------------
  4.45%(b)                                          03/07/08      75,000       74,944,375
=========================================================================================
                                                                            1,993,304,328
=========================================================================================



13          SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                               PRINCIPAL
                                                                 AMOUNT
                                                    MATURITY     (000)          VALUE
-----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-TRADE RECEIVABLES-2.23%

CAFCO, LLC
  3.60%(b)                                          03/18/08    $ 50,000   $   49,915,000
-----------------------------------------------------------------------------------------
  3.92%(b)                                          03/18/08      36,915       36,846,666
-----------------------------------------------------------------------------------------
  3.94%(b)                                          03/12/08     100,000       99,879,611
=========================================================================================
                                                                              186,641,277
=========================================================================================


CONSUMER FINANCE-9.06%

American Express Credit Corp.
  2.98%                                             04/18/08      75,000       74,702,000
-----------------------------------------------------------------------------------------
  3.14%                                             03/13/08      25,000       24,973,833
-----------------------------------------------------------------------------------------
  4.32%                                             03/05/08     100,000       99,952,000
-----------------------------------------------------------------------------------------
American Honda Finance Corp.
  3.00%                                             03/10/08     102,000      101,923,500
-----------------------------------------------------------------------------------------
  3.50%                                             03/12/08      24,000       23,974,333
-----------------------------------------------------------------------------------------
  3.80%                                             03/12/08       5,000        4,994,194
-----------------------------------------------------------------------------------------
  3.80%                                             03/14/08      40,000       39,945,111
-----------------------------------------------------------------------------------------
Toyota Motor Credit Corp.
  2.86%                                             04/21/08      50,000       49,797,417
-----------------------------------------------------------------------------------------
  2.88%                                             04/25/08      75,000       74,670,000
-----------------------------------------------------------------------------------------
  2.90%                                             04/10/08     100,000       99,677,778
-----------------------------------------------------------------------------------------
  2.99%                                             03/28/08      50,000       49,887,875
-----------------------------------------------------------------------------------------
  3.02%                                             03/26/08      75,000       74,842,708
-----------------------------------------------------------------------------------------
  3.83%                                             03/13/08      40,000       39,948,933
=========================================================================================
                                                                              759,289,682
=========================================================================================


DIVERSIFIED BANKS-17.07%

Bank of America Corp.
  2.95%                                             04/16/08     100,000       99,623,056
-----------------------------------------------------------------------------------------
  2.95%                                             04/22/08     100,000       99,573,889
-----------------------------------------------------------------------------------------
  2.96%                                             04/21/08     100,000       99,580,667
-----------------------------------------------------------------------------------------
  2.99%                                             04/04/08      80,000       79,774,467
-----------------------------------------------------------------------------------------
Citigroup Funding Inc.
  3.02%                                             03/27/08      75,000       74,836,417
-----------------------------------------------------------------------------------------
  3.10%                                             04/10/08      80,000       79,724,444
-----------------------------------------------------------------------------------------
  3.10%                                             04/11/08      85,000       84,699,903
-----------------------------------------------------------------------------------------
  3.10%                                             04/14/08     100,000       99,621,111
-----------------------------------------------------------------------------------------
  3.10%                                             04/18/08      75,000       74,690,000
-----------------------------------------------------------------------------------------
JP Morgan Chase & Co.
  2.93%                                             04/11/08      90,000       89,699,675
-----------------------------------------------------------------------------------------
  2.96%                                             04/11/08      75,000       74,747,167
-----------------------------------------------------------------------------------------
  3.06%                                             03/06/08      50,000       49,978,750
-----------------------------------------------------------------------------------------
  3.10%                                             03/28/08     100,000       99,767,500
-----------------------------------------------------------------------------------------
  3.12%                                             03/25/08     100,000       99,792,000
-----------------------------------------------------------------------------------------
State Street Corp.
  2.92%                                             04/09/08      50,000       49,841,833
-----------------------------------------------------------------------------------------
  3.04%                                             03/04/08      75,000       74,981,000
-----------------------------------------------------------------------------------------
Wells Fargo & Co.
  3.17%                                             03/18/08     100,000       99,850,306
=========================================================================================
                                                                            1,430,782,185
=========================================================================================


DIVERSIFIED CAPITAL MARKETS-1.19%

Merrill Lynch & Co. Inc. 3.15%                      03/24/08     100,000       99,798,750
=========================================================================================


INDUSTRIAL CONGLOMERATES-1.67%

General Electric Co.
  3.00%                                             03/27/08     100,000       99,783,333
-----------------------------------------------------------------------------------------
  3.85%                                             03/14/08      40,000       39,944,389
=========================================================================================
                                                                              139,727,722
=========================================================================================


MULTI-LINE INSURANCE-2.76%

AIG Funding, Inc. 2.86%                             04/17/08      25,000       24,906,653
-----------------------------------------------------------------------------------------
Hartford Financial Services Group
  2.97%(b)                                          04/09/08      32,170       32,066,493
-----------------------------------------------------------------------------------------
Prudential Funding, LLC
  2.89%                                             04/11/08      75,000       74,753,146
-----------------------------------------------------------------------------------------
  3.00%                                             03/26/08     100,000       99,791,667
=========================================================================================
                                                                              231,517,959
=========================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-1.48%

General Electric Capital Services Inc.
  2.89%                                             04/18/08      75,000       74,711,000
-----------------------------------------------------------------------------------------
  2.91%                                             04/21/08      50,000       49,793,875
=========================================================================================
                                                                              124,504,875
=========================================================================================
     Total Commercial Paper (Cost $5,844,787,252)                           5,844,787,252
=========================================================================================



MASTER NOTE AGREEMENTS-9.28%(d)

Goldman Sachs Credit Partners L.P. (Acquired
  02/26/08; Cost: $300,000,000)
  3.25%(b)(e)(f)                                    04/25/08     300,000      300,000,000
-----------------------------------------------------------------------------------------
Lehman Brothers Inc.,
  3.28%(b)(c)(f)(g)                                       --     200,000      200,000,000
-----------------------------------------------------------------------------------------
  3.33%(b)(c)(f)(g)                                       --      23,000       23,000,000
-----------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  3.33%(b)(c)(f)(g)                                       --     255,000      255,000,000
=========================================================================================
     Total Master Note Agreements (Cost
       $778,000,000)                                                          778,000,000
=========================================================================================



CERTIFICATES OF DEPOSIT-1.79%

Comerica Bank
  3.14%                                             04/03/08      50,000       50,000,000
-----------------------------------------------------------------------------------------
  3.14%                                             04/04/08     100,000      100,000,000
=========================================================================================
     Total Certificates of Deposit (Cost
       $150,000,000)                                                          150,000,000
=========================================================================================



14          SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                               PRINCIPAL
                                                                 AMOUNT
                                                    MATURITY     (000)          VALUE
-----------------------------------------------------------------------------------------

BANK NOTES-0.89%

DIVERSIFIED BANKS-0.89%

Wells Fargo Bank, N.A. 3.05% (Cost $75,000,000)     03/17/08    $ 75,000   $   75,000,000
=========================================================================================



U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-0.50%

FEDERAL HOME LOAN BANK (FHLB)-0.50%

Unsec. Disc. Notes, 2.00%(a)(c)
(Cost $41,495,389)                                  03/03/08      41,500       41,495,389
=========================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-82.19% (Cost $6,889,282,641)                                  6,889,282,641
_________________________________________________________________________________________
=========================================================================================






                                                      REPURCHASE
                                                        AMOUNT

REPURCHASE AGREEMENTS-18.06%(H)

Barclays Capital Inc., Joint agreement dated
  02/29/08, aggregate maturing value
  $1,000,265,000 (collateralized by U.S.
  Government sponsored obligations valued at
  $1,020,000,000; 4.50%-7.50%, 11/01/18-11/01/47)
  3.18%, 03/03/08                                     250,066,250      250,000,000
----------------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $1,000,265,000 (collateralized by U.S.
  Government sponsored obligations valued at
  $1,020,000,000; 4.50%-7.00%, 08/01/18-01/01/38)
  3.18%, 03/03/08                                     813,696,046      813,479,474
----------------------------------------------------------------------------------
RBC Capital Markets Corp., Joint agreement dated
  02/29/08, maturing value $250,064,792
  (collateralized by U.S. Government sponsored
  obligations valued at $255,001,027; 3.50%-5.80%,
  02/12/10-01/14/15) 3.18%, 03/03/08                  400,106,000      400,000,000
----------------------------------------------------------------------------------
Societe Generale S.A., Joint agreement dated
  02/29/08, aggregate maturing value $150,038,875
  (collateralized by U.S. Government obligations
  valued at $153,002,461; 0%-4.80%, 05/02/08-
  10/15/23) 3.18%, 03/03/08                            50,013,250       50,000,000
==================================================================================
     Total Repurchase Agreements (Cost
       $1,513,479,474)                                               1,513,479,474
==================================================================================
TOTAL INVESTMENTS-100.25% (Cost
  $8,402,762,115)(i)(j)                                              8,402,762,115
==================================================================================
OTHER ASSETS LESS LIABILITIES-(0.25)%                                  (21,236,097)
==================================================================================
NET ASSETS-100.00%                                                  $8,381,526,018
__________________________________________________________________________________
==================================================================================



Investment Abbreviations:

CEP     - Credit Enhancement Provider
Disc.   - Discounted
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2008 was $3,869,232,572, which represented 46.16% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending on the timing of the demand.
(e) Security considered to be illiquid. The Fund is limited to investing 10 % of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at February 29, 2008 represented 3.58% of the Fund's Net Assets.
(f) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2008.
(g) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(h)   Principal amount equals value at period end. See Note 1J.
(i)   Also represents cost for federal income tax purposes.
(j) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.


15          SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO
SCHEDULE OF INVESTMENTS

February 29, 2008
(Unaudited)




                                                                 PRINCIPAL
                                                                   AMOUNT
                                                     MATURITY      (000)           VALUE
--------------------------------------------------------------------------------------------

U.S. TREASURY SECURITIES-29.96%

U.S. TREASURY BILLS-29.04%(A)

  4.08%                                              03/06/08     $100,000    $   99,943,333
--------------------------------------------------------------------------------------------
  4.24%                                              03/06/08      100,000        99,941,042
--------------------------------------------------------------------------------------------
  4.09%                                              03/13/08      100,000        99,863,633
--------------------------------------------------------------------------------------------
  4.07%                                              03/20/08      125,000       124,731,427
--------------------------------------------------------------------------------------------
  4.15%                                              03/20/08      125,000       124,726,215
--------------------------------------------------------------------------------------------
  3.00%                                              03/27/08      150,000       149,675,000
--------------------------------------------------------------------------------------------
  3.13%                                              03/27/08      150,000       149,661,458
--------------------------------------------------------------------------------------------
  4.01%                                              04/03/08      100,000        99,632,417
--------------------------------------------------------------------------------------------
  4.14%                                              04/17/08      100,000        99,460,022
--------------------------------------------------------------------------------------------
  4.19%                                              04/17/08      100,000        99,452,972
--------------------------------------------------------------------------------------------
  2.92%                                              04/24/08      100,000        99,562,750
--------------------------------------------------------------------------------------------
  2.18%                                              05/08/08      250,000       248,969,611
--------------------------------------------------------------------------------------------
  2.25%                                              05/15/08      100,000        99,532,083
--------------------------------------------------------------------------------------------
  3.14%                                              05/15/08      100,000        99,345,833
--------------------------------------------------------------------------------------------
  2.24%                                              05/22/08      150,000       149,236,375
--------------------------------------------------------------------------------------------
  2.16%                                              06/05/08      100,000        99,425,333
--------------------------------------------------------------------------------------------
  3.20%                                              06/12/08      200,000       198,171,750
--------------------------------------------------------------------------------------------
  3.18%                                              06/19/08      100,000        99,026,806
--------------------------------------------------------------------------------------------
  3.28%                                              06/19/08      150,000       148,496,667
--------------------------------------------------------------------------------------------
  3.18%                                              06/26/08      100,000        98,966,337
--------------------------------------------------------------------------------------------
  3.33%                                              06/26/08      150,000       148,379,063
--------------------------------------------------------------------------------------------
  2.42%                                              07/03/08      100,000        99,168,167
--------------------------------------------------------------------------------------------
  2.27%                                              07/10/08      100,000        99,175,792
--------------------------------------------------------------------------------------------
  2.34%                                              07/10/08      100,000        99,150,319
--------------------------------------------------------------------------------------------
  2.44%                                              07/17/08      150,000       148,597,000
--------------------------------------------------------------------------------------------
  2.25%                                              07/24/08      100,000        99,093,347
--------------------------------------------------------------------------------------------
  2.07%                                              07/31/08      150,000       148,688,367
--------------------------------------------------------------------------------------------
  2.40%                                              07/31/08      150,000       148,483,167
--------------------------------------------------------------------------------------------
  2.08%                                              08/07/08      150,000       148,622,000
--------------------------------------------------------------------------------------------
  2.11%                                              08/14/08      150,000       148,544,042
--------------------------------------------------------------------------------------------
  2.11%                                              08/21/08      175,000       173,229,754
============================================================================================
                                                                               3,948,952,082
============================================================================================


U.S. TREASURY NOTES-0.92%

  2.63%                                              05/15/08      125,000       124,545,785
============================================================================================
     Total U.S. Treasury Securities (Cost
       $4,073,497,867)                                                         4,073,497,867
============================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-29.96% (Cost $4,073,497,867)                                     4,073,497,867
____________________________________________________________________________________________
============================================================================================





                                                       REPURCHASE
                                                         AMOUNT            VALUE
-------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-70.24%(b)

ABN AMRO Bank N.V., Agreement dated 02/29/08,
  maturing value $250,037,500 (collateralized by
  U.S. Government obligations valued at
  $255,000,392; 2.75%-5.50%, 02/28/13-08/15/28)
  1.80%, 03/03/08                                    $  250,037,500   $   250,000,000
-------------------------------------------------------------------------------------
Banc of America Securities LLC, Joint agreement
  dated 02/29/08, aggregate maturing value
  $150,020,625 (collateralized by U.S. Government
  obligations valued at $153,000,901; 2.00%-6.25%,
  02/28/10-08/15/23) 1.65%, 03/03/08                        507,439           507,369
-------------------------------------------------------------------------------------
Banc of America Securities LLC, Joint agreement
  dated 02/29/08, aggregate maturing value
  $650,089,375 (collateralized by U.S. Government
  obligations valued at $663,000,146; 2.00%-5.13%,
  07/31/09-06/30/11) 1.65%, 03/03/08                    650,089,375       650,000,000
-------------------------------------------------------------------------------------
Barclays Capital Inc., Agreement dated 02/29/08,
  maturing value $1,000,150,000 (collateralized by
  U.S. Government obligations valued at
  $1,020,000,063; 2.63%-6.00%; 05/15/08-07/15/12)
  1.80%, 03/03/08                                     1,000,150,000     1,000,000,000
-------------------------------------------------------------------------------------
BNP Paribas Securities Corp., Agreement dated
  02/29/08, maturing value $700,105,000
  (collateralized by U.S. Government obligations
  valued at $714,000,343; 2.00%-2.50%, 01/15/14-
  07/15/16) 1.80%, 03/03/08                             700,105,000       700,000,000
-------------------------------------------------------------------------------------
CIBC World Markets, Inc., Agreement dated
  02/29/08, maturing value $100,015,000
  (collateralized by U.S. Government obligations
  valued at $102,001,384; 3.13%-6.00%, 09/15/08-
  05/15/37) 1.80%, 03/03/08                             100,015,000       100,000,000
-------------------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $650,000,984 (collateralized by U.S. Government
  obligations valued at $663,001,003; 2.38%-5.13%;
  05/31/08-01/15/25) 1.75%, 03/03/08                    500,072,917       500,000,000
-------------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Agreement
  dated 02/29/08, maturing value $500,075,000
  (collateralized by U.S. Government obligations
  valued at $510,002,048; 7.50%-8.00%, 11/15/21-
  11/15/24) 1.80%, 03/03/08                             500,075,000       500,000,000
-------------------------------------------------------------------------------------
Deutsche Bank Securities Inc., Agreement dated
  02/29/08, maturing value $1,700,255,000
  (collateralized by U.S. Government obligations
  valued at $1,734,000,924; 0%-8.50%, 06/26/08-
  08/15/28) 1.80%, 03/03/08                           1,700,255,000     1,700,000,000
-------------------------------------------------------------------------------------

16          SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO



                                                       REPURCHASE
                                                         AMOUNT            VALUE
-------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Fortis Securities LLC, Agreement dated 02/29/08,
  maturing value $1,000,150,000 (collateralized by
  U.S. Government obligations valued at
  $1,020,000,801; 2.00%- 8.88%, 04/15/12-02/15/38)
  1.80%, 03/03/08                                    $1,000,150,000    $1,000,000,000
-------------------------------------------------------------------------------------
Greenwich Capital Markets, Inc., Agreement dated
  02/29/08, maturing value $500,077,083
  (collateralized by U.S. Government obligations
  valued at $510,004,220; 1.63%-4.25%, 01/15/09-
  04/15/32) 1.85%, 03/03/08                             500,077,083       500,000,000
-------------------------------------------------------------------------------------
Harris Nesbitt Corp., Agreement dated 02/29/08,
  maturing value $200,030,000 (collateralized by
  U.S. Government obligations valued at
  $204,000,411; 5.50%-7.13%, 02/15/23-08/15/28)
  1.80%, 03/03/08                                       200,030,000       200,000,000
-------------------------------------------------------------------------------------
JPMorgan Securities Inc., Joint agreement dated
  02/29/08, aggregate maturing value $650,097,500
  (collateralized by U.S. Government obligations
  valued at $663,007,984; 3.25%-5.00%, 12/31/09-
  02/15/12) 1.80%, 03/03/08                             500,075,000       500,000,000
-------------------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.,
  Agreement dated 02/29/08, maturing value
  $500,072,917 (collateralized by U.S. Government
  obligations valued at $510,000,285; 4.25%-5.63%,
  05/15/08-08/15/14) 1.75%, 03/03/08                    500,072,917       500,000,000
-------------------------------------------------------------------------------------
Morgan Stanley, Agreement dated 02/29/08, maturing
  value $250,037,500 (collateralized by a U.S.
  Government obligation valued at $255,495,417;
  1.63%, 01/15/18) 1.80%, 03/03/08                      250,037,500       250,000,000
-------------------------------------------------------------------------------------
Societe Generale S.A., Agreement dated 02/29/08,
  maturing value $200,035,833 (collateralized by
  U.S. Government obligations valued at
  $204,000,458; 0%-3.13%, 08/28/08-11/30/09)
  2.15%, 03/03/08                                       200,035,833       200,000,000
-------------------------------------------------------------------------------------
Societe Generale S.A., Agreement dated 02/29/08,
  maturing value $500,075,000 (collateralized by
  U.S. Government obligations valued at
  $510,000,493; 3.63%-7.63%, 02/15/25-04/15/28)
  1.80%, 03/03/08                                       500,075,000       500,000,000
-------------------------------------------------------------------------------------
UBS Securities LLC, Agreement dated 02/29/08,
  maturing value $500,075,000 (collateralized by
  U.S. Government obligations valued at
  $510,001,115; 0.00%, 11/15/19-08/15/34) 1.80%,
  03/03/08                                              500,075,000       500,000,000
=====================================================================================
     Total Repurchase Agreements (Cost
       $9,550,507,369)                                                  9,550,507,369
=====================================================================================
TOTAL INVESTMENTS-100.20% (Cost
  $13,624,005,236)(c)                                                  13,624,005,236
=====================================================================================
OTHER ASSETS LESS LIABILITIES-(0.20)%                                     (26,606,821)
=====================================================================================
NET ASSETS-100.00%                                                    $13,597,398,415
_____________________________________________________________________________________
=====================================================================================



Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)   Principal amount equals value at period end. See Note 1J.
(c)   Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.


17          SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO
SCHEDULE OF INVESTMENTS

February 29, 2008
(Unaudited)




                                                              PRINCIPAL
                                                                AMOUNT
                                                    MATURITY    (000)          VALUE
----------------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-51.52%

FEDERAL FARM CREDIT BANK (FFCB)-4.49%

Floating Rate Bonds(a)
  3.00%                                             05/02/08   $ 30,000   $   29,998,993
----------------------------------------------------------------------------------------
  3.07%                                             01/14/09    100,000       99,991,398
----------------------------------------------------------------------------------------
  3.04%                                             03/17/09     75,000       75,000,000
========================================================================================
                                                                             204,990,391
========================================================================================


FEDERAL HOME LOAN BANK (FHLB)-32.62%

Unsec. Bonds
  2.82%                                             06/30/08     29,500       29,500,000
----------------------------------------------------------------------------------------
  2.85%                                             07/01/08     30,000       30,000,000
----------------------------------------------------------------------------------------
  4.57%                                             11/28/08     75,000       75,000,000
----------------------------------------------------------------------------------------
  2.90%                                             02/27/09     60,000       60,000,000
----------------------------------------------------------------------------------------
  2.85%                                             03/04/09    100,000      100,000,000
----------------------------------------------------------------------------------------
Unsec. Disc. Notes(b)
  2.70%                                             05/14/08     70,000       69,611,500
----------------------------------------------------------------------------------------
  4.16%                                             05/14/08     46,433       46,035,469
----------------------------------------------------------------------------------------
  2.71%                                             05/23/08     50,000       49,687,597
----------------------------------------------------------------------------------------
  4.16%                                             05/28/08     20,500       20,291,789
----------------------------------------------------------------------------------------
  4.14%                                             06/18/08     38,000       37,523,670
----------------------------------------------------------------------------------------
  2.57%                                             07/30/08    105,000      103,868,129
----------------------------------------------------------------------------------------
Unsec. Floating Rate Bonds(a)
  3.26%                                             12/12/08     25,000       25,000,000
----------------------------------------------------------------------------------------
  3.11%                                             02/13/09     75,000       75,000,000
----------------------------------------------------------------------------------------
  3.02%                                             02/17/09     95,000       95,000,000
----------------------------------------------------------------------------------------
  2.87%                                             02/27/09     75,000       75,031,894
----------------------------------------------------------------------------------------
  4.69%                                             03/26/09    100,000      100,000,000
----------------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds(a)
  2.94%                                             08/15/08     80,000       80,023,319
----------------------------------------------------------------------------------------
  2.93%                                             08/21/08    100,000      100,039,199
----------------------------------------------------------------------------------------
  4.84%                                             09/17/08     50,000       49,987,900
----------------------------------------------------------------------------------------
  3.24%                                             02/19/09     75,000       75,000,000
----------------------------------------------------------------------------------------
  2.88%                                             05/27/09    132,000      132,056,455
----------------------------------------------------------------------------------------
Unsec. Global Bonds
  3.00%                                             03/04/09     60,000       60,000,000
========================================================================================
                                                                           1,488,656,921
========================================================================================


FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-6.18%

Series M006, Class A, Taxable
  Multi-Family VRD Ctfs.
  3.12%(c)                                          10/15/45     20,977       20,977,125
----------------------------------------------------------------------------------------
Sr. Unsec. Disc. Notes(b)
  4.18%                                             04/25/08     50,000       49,680,694
----------------------------------------------------------------------------------------
  4.03%                                             05/23/08     43,051       42,650,996
----------------------------------------------------------------------------------------
Sr. Unsec. Floating Rate Medium Term Notes
  2.97%(a)                                          03/26/08     18,000       17,999,747
----------------------------------------------------------------------------------------
Sr. Unsec. Medium Term Notes
  4.16%                                             01/09/09     54,000       54,000,000
----------------------------------------------------------------------------------------
  2.80%                                             02/12/09     97,000       97,000,000
========================================================================================
                                                                             282,308,562
========================================================================================


FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-8.23%

Sr. Unsec. Disc. Notes(b)
  4.19%                                             03/05/08     50,000       49,976,722
----------------------------------------------------------------------------------------
  4.24%                                             03/12/08     50,000       49,935,299
----------------------------------------------------------------------------------------
  4.16%                                             03/20/08     50,000       49,890,222
----------------------------------------------------------------------------------------
  4.21%                                             04/07/08     50,000       49,783,653
----------------------------------------------------------------------------------------
  4.99%                                             04/25/08     30,000       29,771,521
----------------------------------------------------------------------------------------
  5.00%                                             05/12/08     30,000       29,700,000
----------------------------------------------------------------------------------------
  5.01%                                             05/12/08     20,000       19,799,600
----------------------------------------------------------------------------------------
  4.01%                                             06/04/08     73,000       72,227,518
----------------------------------------------------------------------------------------
  5.01%                                             06/06/08     25,000       24,662,521
========================================================================================
                                                                             375,747,056
========================================================================================
     Total U.S. Government Sponsored Agency
       Securities (Cost $2,351,702,930)                                    2,351,702,930
========================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-51.52% (Cost $2,351,702,930)                                 2,351,702,930
________________________________________________________________________________________
========================================================================================





                                                      REPURCHASE
                                                        AMOUNT

REPURCHASE AGREEMENTS-52.14%(D)

ABN AMRO Bank N.V., Joint agreement dated
  02/29/08, aggregate maturing value $250,064,167
  (collateralized by U.S. Government sponsored
  obligations valued at $255,003,204; 0%-6.63%,
  04/04/08-05/12/20) 3.08%, 03/03/08                  230,059,033      230,000,000
----------------------------------------------------------------------------------
Banc of America Securities LLC, Joint agreement
  dated 02/29/08, aggregate maturing value
  $250,063,750 (collateralized by U.S. Government
  sponsored obligations valued at $255,000,681;
  0%-5.25%, 05/27/08-01/16/09) 3.06%, 03/03/08        230,058,650      230,000,000
----------------------------------------------------------------------------------

18          SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                      REPURCHASE
                                                        AMOUNT           VALUE
----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Barclays Capital Inc., Joint agreement dated
  02/29/08, aggregate maturing value $303,571,795
  (collateralized by U.S. Government sponsored
  obligations valued at $309,563,501; 3.75%-5.13%,
  05/07/10-05/27/15) 3.11%, 03/03/08                 $195,050,538     $195,000,000
----------------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 02/29/08, aggregate maturing value
  $250,064,583 (collateralized by U.S. Government
  sponsored obligations valued at $255,000,277;
  3.75%-5.25%, 09/02/08-12/15/16) 3.10%, 03/03/08     230,059,417      230,000,000
----------------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $250,064,583 (collateralized by U.S. Government
  sponsored obligations valued at $255,000,662;
  4.57%-6.63%, 04/18/08-11/15/30) 3.10%, 03/03/08     230,059,417      230,000,000
----------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
  agreement dated 02/29/08, aggregate maturing
  value $250,064,792 (collateralized by a U.S.
  Government sponsored obligation valued at
  $255,001,692; 0%, 08/27/08) 3.11%, 03/03/08         175,045,354      175,000,000
----------------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $300,077,500 (collateralized by U.S. Government
  sponsored obligations valued at $306,000,622;
  2.75%-6.25%, 03/15/08-06/01/37) 3.10%, 03/03/08      74,689,218       74,669,928
----------------------------------------------------------------------------------
Fortis Securities LLC, Joint agreement dated
  02/29/08, aggregate maturing value $275,070,813
  (collateralized by U.S. Government sponsored
  obligations valued at $280,500,187; 0%-5.25%,
  05/05/08-06/05/17) 3.09%, 03/03/08                  255,065,663      255,000,000
----------------------------------------------------------------------------------
RBC Capital Markets Corp., Joint agreement dated
  02/29/08, aggregate maturing value $250,064,792
  (collateralized by U.S. Government sponsored
  obligations valued at $255,001,027; 3.50%-5.80%,
  02/12/10-01/14/15) 3.11%, 03/03/08                  150,038,875      150,000,000
----------------------------------------------------------------------------------
Societe Generale S.A., Joint agreement dated
  02/29/08, aggregate maturing value $150,038,875
  (collateralized by U.S. Government sponsored
  obligations valued at $153,002,461; 0%-4.80%,
  05/02/08-10/15/23) 3.11%, 03/03/08                  130,033,692      130,000,000
----------------------------------------------------------------------------------
Wachovia Bank, N.A., Joint agreement dated
  02/29/08, aggregate maturing value $500,128,750
  (collateralized by U.S. Government sponsored
  obligations valued at $510,000,238; 0%-7.25%,
  07/15/09-03/14/36) 3.09%, 03/03/08                  480,123,600      480,000,000
==================================================================================
     Total Repurchase Agreements (Cost
       $2,379,669,928)                                               2,379,669,928
==================================================================================
TOTAL INVESTMENTS-103.66% (Cost $4,731,372,858)(e)                   4,731,372,858
==================================================================================
OTHER ASSETS LESS LIABILITIES-(3.66)%                                 (167,101,562)
==================================================================================
NET ASSETS-100.00%                                                  $4,564,271,296
__________________________________________________________________________________
==================================================================================



Investment Abbreviations:

Ctfs.   - Certificates
Disc.   - Discounted
Sr.     - Senior
Unsec.  - Unsecured
VRD     - Variable Rate Demand


Notes to Schedule of Investments:
(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2008.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2008.
(d)  Principal amount equals value at period end. See Note 1J.
(e)  Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.


19          SHORT-TERM INVESTMENTS TRUST

GOVERNMENT TAXADVANTAGE PORTFOLIO
SCHEDULE OF INVESTMENTS

February 29, 2008
(Unaudited)




                                                               PRINCIPAL
                                                                 AMOUNT
                                                    MATURITY     (000)         VALUE
---------------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-102.22%

FEDERAL FARM CREDIT BANK (FFCB)-10.07%

Floating Rate Bonds,(a) 3.00%                       05/02/08    $ 20,000   $ 19,999,329
---------------------------------------------------------------------------------------
2.99%                                               10/27/08      35,000     34,999,864
---------------------------------------------------------------------------------------
3.04%                                               03/17/09      40,000     40,000,000
=======================================================================================
                                                                             94,999,193
=======================================================================================


FEDERAL HOME LOAN BANK (FHLB)-92.15%

Unsec. Bonds,
  2.82%                                             06/30/08      20,000     20,000,000
---------------------------------------------------------------------------------------
  4.57%                                             11/28/08      10,000     10,000,000
---------------------------------------------------------------------------------------
  2.90%                                             02/27/09      20,000     20,000,000
---------------------------------------------------------------------------------------
  2.85%                                             03/04/09      10,000     10,000,000
---------------------------------------------------------------------------------------
Unsec. Disc. Notes,(b)
  2.00%(c)                                          03/03/08     258,500    258,471,278
---------------------------------------------------------------------------------------
  2.83%                                             03/05/08       7,562      7,559,622
---------------------------------------------------------------------------------------
  4.61%                                             03/05/08       6,193      6,189,828
---------------------------------------------------------------------------------------
  2.85%                                             03/10/08      50,000     49,964,375
---------------------------------------------------------------------------------------
  2.85%                                             03/19/08     152,663    152,445,455
---------------------------------------------------------------------------------------
  2.89%                                             03/24/08      27,110     27,059,944
---------------------------------------------------------------------------------------
  3.01%                                             03/28/08      20,000     19,954,850
---------------------------------------------------------------------------------------
  2.75%                                             04/09/08      15,000     14,955,313
---------------------------------------------------------------------------------------
  2.68%                                             04/11/08      25,000     24,923,694
---------------------------------------------------------------------------------------
  4.19%                                             04/30/08      16,000     15,888,267
---------------------------------------------------------------------------------------
  2.66%                                             05/09/08      10,000      9,949,017
---------------------------------------------------------------------------------------
  2.70%                                             05/14/08      28,000     27,844,600
---------------------------------------------------------------------------------------
  4.16%                                             05/14/08      15,000     14,871,579
---------------------------------------------------------------------------------------
  2.71%                                             05/23/08      10,000      9,937,519
---------------------------------------------------------------------------------------
  2.57%                                             07/30/08      15,000     14,838,304
---------------------------------------------------------------------------------------
Unsec. Floating Rate Bonds,(a)
  3.11%                                             11/20/08      50,000     50,000,000
---------------------------------------------------------------------------------------
  3.26%                                             12/12/08      20,000     20,000,000
---------------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,(a)
  2.97%                                             03/14/08      15,000     14,999,810
---------------------------------------------------------------------------------------
  2.94%                                             08/15/08      20,000     20,005,830
---------------------------------------------------------------------------------------
  2.93%                                             08/21/08      10,000     10,003,920
---------------------------------------------------------------------------------------
  4.84%                                             09/17/08      10,000      9,997,580
---------------------------------------------------------------------------------------
  3.24%                                             02/19/09      20,000     20,000,000
---------------------------------------------------------------------------------------
Unsec. Global Bonds,
  3.00%                                             03/04/09      10,000     10,000,000
=======================================================================================
                                                                            869,860,785
=======================================================================================
TOTAL INVESTMENTS(d)-102.22% (Cost $964,859,978)                            964,859,978
=======================================================================================
OTHER ASSETS LESS LIABILITIES-(2.22)%                                       (20,925,073)
=======================================================================================
NET ASSETS-100.00%                                                         $943,934,905
_______________________________________________________________________________________
=======================================================================================



Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2008.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d)   Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.


20          SHORT-TERM INVESTMENTS TRUST

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2008
(Unaudited)




                                                                                                     GOVERNMENT &     GOVERNMENT
                                                LIQUID ASSETS      STIC PRIME         TREASURY          AGENCY       TAXADVANTAGE
                                                  PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO       PORTFOLIO
--------------------------------------------   ---------------   --------------   ---------------   --------------   ------------

ASSETS:

Investments, at value                          $21,118,522,527   $6,889,282,641   $ 4,073,497,867   $2,351,702,930   $964,859,978
============================================   ===============   ==============   ===============   ==============   ============
Repurchase agreements, at value                  4,415,174,767    1,513,479,474     9,550,507,369    2,379,669,928             --
============================================   ===============   ==============   ===============   ==============   ============
     Total investments                          25,533,697,294    8,402,762,115    13,624,005,236    4,731,372,858    964,859,978
============================================   ===============   ==============   ===============   ==============   ============
Cash                                                   570,281               --                --               --        135,229
============================================   ===============   ==============   ===============   ==============   ============
Receivables for:
  Investments sold                                   2,155,000               --                --        6,847,277        960,349
============================================   ===============   ==============   ===============   ==============   ============
  Interest                                          67,174,037        1,382,726         1,440,237               --             --
============================================   ===============   ==============   ===============   ==============   ============
  Fund expenses absorbed                                46,094            8,341            33,867           16,934             --
============================================   ===============   ==============   ===============   ==============   ============
Investment for trustee deferred compensation
  and retirement plans                                 561,967          283,174           206,180           78,129         52,166
============================================   ===============   ==============   ===============   ==============   ============
Other assets                                           107,938          193,813           123,854           55,926         47,334
============================================   ===============   ==============   ===============   ==============   ============
     Total assets                               25,604,312,611    8,404,630,169    13,625,809,374    4,738,371,124    966,055,056
============================================   ===============   ==============   ===============   ==============   ============


LIABILITIES:

Payables for:
  Investments purchased                            337,254,491               --                --      160,000,000     20,000,000
============================================   ===============   ==============   ===============   ==============   ============
  Amount due custodian                                      --            9,080                --        1,683,340             --
============================================   ===============   ==============   ===============   ==============   ============
  Dividends                                         74,720,750       21,184,159        26,475,476       11,671,165      1,926,451
============================================   ===============   ==============   ===============   ==============   ============
Trustee deferred compensation and retirement
  plans                                              2,372,096        1,015,790           767,429          289,677         83,588
============================================   ===============   ==============   ===============   ==============   ============
Accrued distribution fees                              621,918          599,543           876,183          303,535         41,276
============================================   ===============   ==============   ===============   ==============   ============
Accrued trustees' and officer's fees and
  benefits                                              54,856           18,560            20,224           10,365          3,300
============================================   ===============   ==============   ===============   ==============   ============
Accrued transfer agent fees                            182,361           58,066            93,135           32,342          5,138
============================================   ===============   ==============   ===============   ==============   ============
Accrued operating expenses                             432,365          218,953           178,512          109,404         60,398
============================================   ===============   ==============   ===============   ==============   ============
     Total liabilities                             415,638,837       23,104,151        28,410,959      174,099,828     22,120,151
============================================   ===============   ==============   ===============   ==============   ============
Net assets applicable to shares outstanding    $25,188,673,774   $8,381,526,018   $13,597,398,415   $4,564,271,296   $943,934,905
============================================   ===============   ==============   ===============   ==============   ============


NET ASSETS CONSIST OF:

Shares of beneficial interest                  $25,186,459,283   $8,380,746,803   $13,595,480,735   $4,564,018,124   $943,919,991
============================================   ===============   ==============   ===============   ==============   ============
Undistributed net investment income                  2,056,836          779,259           320,499          244,231          4,636
============================================   ===============   ==============   ===============   ==============   ============
Undistributed net realized gain (loss)                 157,655              (44)        1,597,181            8,941         10,278
============================================   ===============   ==============   ===============   ==============   ============
                                               $25,188,673,774   $8,381,526,018   $13,597,398,415   $4,564,271,296   $943,934,905
============================================   ===============   ==============   ===============   ==============   ============



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21          SHORT-TERM INVESTMENTS TRUST

February 29, 2008
(Unaudited)


                                                                                                     GOVERNMENT &     GOVERNMENT
                                                LIQUID ASSETS      STIC PRIME         TREASURY          AGENCY       TAXADVANTAGE
                                                  PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO       PORTFOLIO
--------------------------------------------   ---------------   --------------   ---------------   --------------   ------------

NET ASSETS:

Institutional Class                            $19,152,295,803   $4,628,913,679   $ 4,818,424,382   $2,120,246,668   $690,811,599
============================================   ===============   ==============   ===============   ==============   ============
Private Investment Class                       $   985,695,331   $  768,972,214   $ 1,138,269,972   $  543,291,627   $ 39,996,218
============================================   ===============   ==============   ===============   ==============   ============
Personal Investment Class                      $    89,421,350   $  449,376,802   $   358,811,596   $   31,569,890   $ 12,443,030
============================================   ===============   ==============   ===============   ==============   ============
Cash Management Class                          $ 2,822,803,713   $1,621,233,257   $ 4,748,859,733   $  951,502,903   $ 47,478,690
============================================   ===============   ==============   ===============   ==============   ============
Reserve Class                                  $    26,663,356   $  118,084,854   $    71,672,086   $   85,549,634   $ 15,257,107
============================================   ===============   ==============   ===============   ==============   ============
Resource Class                                 $   890,921,115   $  519,633,163   $   514,359,409   $  308,684,033   $101,348,230
============================================   ===============   ==============   ===============   ==============   ============
Corporate Class                                $ 1,220,873,106   $  275,312,049   $ 1,947,001,237   $  523,426,541   $ 36,600,031
============================================   ===============   ==============   ===============   ==============   ============


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class                             19,150,458,390    4,629,426,001     4,817,669,314    2,120,138,245    690,777,544
============================================   ===============   ==============   ===============   ==============   ============
Private Investment Class                           985,658,050      769,086,563     1,138,112,267      543,253,826     40,020,116
============================================   ===============   ==============   ===============   ==============   ============
Personal Investment Class                           89,420,497      449,342,866       358,704,378       31,567,029     12,444,627
============================================   ===============   ==============   ===============   ==============   ============
Cash Management Class                            2,822,587,876    1,621,302,128     4,748,129,302      951,463,226     47,475,666
============================================   ===============   ==============   ===============   ==============   ============
Reserve Class                                       26,665,493      118,098,618        71,644,335       85,548,847     15,256,295
============================================   ===============   ==============   ===============   ==============   ============
Resource Class                                     890,865,835      519,608,201       514,275,226      308,658,163    101,349,138
============================================   ===============   ==============   ===============   ==============   ============
Corporate Class                                  1,220,802,640      275,312,410     1,946,935,469      523,424,020     36,599,991
============================================   ===============   ==============   ===============   ==============   ============
Net asset value, offering and redemption
  price per share for each class               $          1.00   $         1.00   $          1.00   $         1.00   $       1.00
============================================   ===============   ==============   ===============   ==============   ============
Cost of Investments                            $21,118,522,527   $6,889,282,641   $ 4,073,497,867   $2,351,702,930   $964,859,978
============================================   ===============   ==============   ===============   ==============   ============
Cost of Repurchase agreements                  $ 4,415,174,767   $1,513,479,474   $ 9,550,507,369   $2,379,669,928   $         --
============================================   ===============   ==============   ===============   ==============   ============
     Total Investments, at cost                $25,533,697,294   $8,402,762,115   $13,624,005,236   $4,731,372,858   $964,859,978
============================================   ===============   ==============   ===============   ==============   ============






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22          SHORT-TERM INVESTMENTS TRUST

STATEMENT OF OPERATIONS

For the six months ended February 29, 2008
(Unaudited)



                                                                                               GOVERNMENT &     GOVERNMENT
                                              LIQUID ASSETS     STIC PRIME       TREASURY         AGENCY       TAXADVANTAGE
                                                PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
-------------------------------------------   -------------    ------------    ------------    ------------    ------------

INVESTMENT INCOME:
Interest                                       $603,989,697    $172,393,043    $206,994,665     $86,528,830     $15,207,751
===========================================   =============    ============    ============    ============    ============


EXPENSES:

Advisory fees                                    18,752,586       5,488,671       8,002,957       1,935,972         539,182
===========================================   =============    ============    ============    ============    ============
Administrative services fees                        628,658         363,380         413,666         311,686         110,958
===========================================   =============    ============    ============    ============    ============
Custodian fees                                      586,106         150,541         229,217         101,099          17,857
===========================================   =============    ============    ============    ============    ============
Distribution fees:
  Private Investment Class                        2,351,320       1,737,854       2,577,810       1,390,163         106,919
===========================================   =============    ============    ============    ============    ============
  Personal Investment Class                         295,037       1,630,739       1,489,737         142,404          46,580
===========================================   =============    ============    ============    ============    ============
  Cash Management Class                           1,420,430         851,441       2,018,059         475,783          37,794
===========================================   =============    ============    ============    ============    ============
  Reserve Class                                     170,512         198,432         366,285         309,037          70,102
===========================================   =============    ============    ============    ============    ============
  Resource Class                                    920,043         548,253         460,895         286,770          75,965
===========================================   =============    ============    ============    ============    ============
  Corporate Class                                    92,637          45,763         143,824          58,414           1,530
===========================================   =============    ============    ============    ============    ============
Transfer agent fees                               1,125,155         329,320         480,177         174,237          31,744
===========================================   =============    ============    ============    ============    ============
Trustees' and officer's fees and benefits           411,193         131,980         144,705          62,504          18,001
===========================================   =============    ============    ============    ============    ============
Other                                               532,254         365,224         207,725         175,134         108,628
===========================================   =============    ============    ============    ============    ============
     Total expenses                              27,285,931      11,841,598      16,535,057       5,423,203       1,165,260
===========================================   =============    ============    ============    ============    ============
Less: Fees waived                                (8,302,742)     (3,847,109)     (5,027,526)     (1,217,021)       (495,852)
===========================================   =============    ============    ============    ============    ============
     Net expenses                                18,983,189       7,994,489      11,507,531       4,206,182         669,408
===========================================   =============    ============    ============    ============    ============
Net investment income                           585,006,508     164,398,554     195,487,134      82,322,648      14,538,343
===========================================   =============    ============    ============    ============    ============


REALIZED AND UNREALIZED GAIN FROM:

Net realized gain from investment
  securities                                      1,450,826           3,889       1,918,128              --           9,563
===========================================   =============    ============    ============    ============    ============
Net increase in net assets resulting from
  operations                                   $586,457,334    $164,402,443    $197,405,262     $82,322,648     $14,547,906
===========================================   =============    ============    ============    ============    ============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


23          SHORT-TERM INVESTMENTS TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 29, 2008 and the year ended August 31, 2007 (Unaudited)



                                                            LIQUID ASSETS PORTFOLIO                STIC PRIME PORTFOLIO
                                                      ----------------------------------    ---------------------------------
                                                        FEBRUARY 29,        AUGUST 31,       FEBRUARY 29,        AUGUST 31,
                                                            2008               2007              2008               2007
---------------------------------------------------   ----------------------------------    ---------------------------------

OPERATIONS:

  Net investment income                               $   585,006,508    $ 1,140,345,269    $  164,398,554    $   407,173,232
===================================================   ==================================    =================================
  Net realized gain                                         1,450,826            133,500             3,889                 --
===================================================   ==================================    =================================
     Net increase in net assets resulting from
       operations                                         586,457,334      1,140,478,769       164,402,443        407,173,232
===================================================   ==================================    =================================

Distributions to shareholders from net investment income:

  Institutional Class                                    (460,843,800)      (847,648,082)      (81,841,146)      (226,509,468)
===================================================   ==================================    =================================
  Private Investment Class                                (20,675,694)       (49,488,449)      (14,953,547)       (32,952,863)
===================================================   ==================================    =================================
  Personal Investment Class                                (1,625,478)        (3,210,986)       (8,840,590)       (16,145,867)
===================================================   ==================================    =================================
  Cash Management Class                                   (66,227,899)      (155,031,976)      (38,742,947)       (89,354,604)
===================================================   ==================================    =================================
  Reserve Class                                              (663,384)        (1,611,752)         (689,397)        (1,972,728)
===================================================   ==================================    =================================
  Resource Class                                          (20,837,197)       (58,030,918)      (12,208,813)       (23,002,200)
===================================================   ==================================    =================================
  Corporate Class                                         (14,134,650)       (25,322,944)       (7,122,118)       (17,235,487)
===================================================   ==================================    =================================
     Total distributions from net investment income      (585,008,102)    (1,140,345,107)     (164,398,558)      (407,173,217)
===================================================   ==================================    =================================

Distributions to shareholders from net realized gains:

  Institutional Class                                        (197,561)                --                --                 --
===================================================   ==================================    =================================
  Private Investment Class                                    (10,599)                --                --                 --
===================================================   ==================================    =================================
  Personal Investment Class                                      (899)                --                --                 --
===================================================   ==================================    =================================
  Cash Management Class                                       (26,909)                --                --                 --
===================================================   ==================================    =================================
  Reserve Class                                                  (320)                --                --                 --
===================================================   ==================================    =================================
  Resource Class                                               (9,119)                --                --                 --
===================================================   ==================================    =================================
  Corporate Class                                              (5,486)                --                --                 --
===================================================   ==================================    =================================
     Total distributions from net realized gains             (250,893)                --                --                 --
===================================================   ==================================    =================================
     Decrease in net assets resulting from
       distributions                                     (585,258,995)    (1,140,345,107)     (164,398,558)      (407,173,217)
===================================================   ==================================    =================================
Share transactions-net:

  Institutional Class                                   1,070,021,964      3,022,574,348     1,149,645,633     (1,244,349,920)
===================================================   ==================================    =================================
  Private Investment Class                                 99,890,680        (94,922,395)      136,159,362         41,516,502
===================================================   ==================================    =================================
  Personal Investment Class                                 8,013,696         16,970,552        39,436,809        110,746,298
===================================================   ==================================    =================================
  Cash Management Class                                  (575,219,289)       683,993,231      (525,294,235)       767,567,082
===================================================   ==================================    =================================
  Reserve Class                                           (12,582,438)        21,819,891        87,138,328        (24,940,348)
===================================================   ==================================    =================================
  Resource Class                                         (237,642,391)        39,400,419       (50,594,174)       244,901,202
===================================================   ==================================    =================================
  Corporate Class                                         584,621,126        579,576,967      (341,121,732)        90,752,256
===================================================   ==================================    =================================
     Net increase (decrease) in net assets
       resulting from share transactions                  937,103,348      4,269,413,013       495,369,991        (13,806,928)
===================================================   ==================================    =================================
     Net increase (decrease) in net assets                938,301,687      4,269,546,675       495,373,876        (13,806,913)
===================================================   ==================================    =================================


NET ASSETS:

  Beginning of period                                  24,250,372,087     19,980,825,412     7,886,152,142      7,899,959,055
===================================================   ==================================    =================================
  End of period*                                      $25,188,673,774    $24,250,372,087    $8,381,526,018    $ 7,886,152,142
===================================================   ==================================    =================================
  * Includes accumulated undistributed net
     investment income                                $     2,056,836    $     2,058,430    $      779,259    $       779,263
===================================================   ==================================    =================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


24          SHORT-TERM INVESTMENTS TRUST

For the six months ended February 29, 2008 and the year ended August 31, 2007 (Unaudited)


                                                                                                      GOVERNMENT &
                                                               TREASURY PORTFOLIO                   AGENCY PORTFOLIO
                                                       ---------------------------------    --------------------------------
                                                         FEBRUARY 29,       AUGUST 31,       FEBRUARY 29,       AUGUST 31,
                                                             2008              2007              2008              2007
----------------------------------------------------   ---------------------------------    --------------------------------

OPERATIONS:

  Net investment income                                $   195,487,134    $  273,024,418    $   82,322,648    $  146,639,855
====================================================   =================================    ================================
  Net realized gain                                          1,918,128         1,105,292                --            33,729
====================================================   =================================    ================================
     Net increase in net assets resulting from
       operations                                          197,405,262       274,129,710        82,322,648       146,673,584
====================================================   =================================    ================================
Distributions to shareholders from net investment
  income:

  Institutional Class                                      (70,283,739)     (104,584,939)      (34,213,881)      (65,418,169)
====================================================   =================================    ================================
  Private Investment Class                                 (18,463,178)      (42,516,106)      (11,488,013)      (25,343,990)
====================================================   =================================    ================================
  Personal Investment Class                                 (6,641,538)      (15,597,130)         (738,054)       (1,240,627)
====================================================   =================================    ================================
  Cash Management Class                                    (73,763,516)      (84,180,517)      (20,450,934)      (33,676,292)
====================================================   =================================    ================================
  Reserve Class                                             (1,098,187)       (4,039,498)       (1,040,465)       (1,159,978)
====================================================   =================================    ================================
  Resource Class                                            (8,498,503)      (18,042,317)       (6,106,487)      (15,724,904)
====================================================   =================================    ================================
  Corporate Class                                          (16,738,456)       (4,063,919)       (8,284,372)       (4,075,889)
====================================================   =================================    ================================
     Total distributions from net investment income       (195,487,117)     (273,024,426)      (82,322,206)     (146,639,849)
====================================================   =================================    ================================
Distributions to shareholders from net realized
  gains:

  Institutional Class                                         (473,796)               --                --                --
====================================================   =================================    ================================
  Private Investment Class                                    (118,403)               --                --                --
====================================================   =================================    ================================
  Personal Investment Class                                    (50,942)               --                --                --
====================================================   =================================    ================================
  Cash Management Class                                       (448,296)               --                --                --
====================================================   =================================    ================================
  Reserve Class                                                 (8,834)               --                --                --
====================================================   =================================    ================================
  Resource Class                                               (63,609)               --                --                --
====================================================   =================================    ================================
  Corporate Class                                              (97,084)               --                --                --
====================================================   =================================    ================================
     Total distributions from net realized gains            (1,260,964)               --                --                --
====================================================   =================================    ================================
     Decrease in net assets resulting from
       distributions                                      (196,748,081)     (273,024,426)      (82,322,206)     (146,639,849)
====================================================   =================================    ================================
Share transactions-net:

  Institutional Class                                    1,511,927,473     1,204,096,230       791,282,922      (483,324,430)
====================================================   =================================    ================================
  Private Investment Class                                (112,433,141)      278,127,382       (55,749,772)       80,511,634
====================================================   =================================    ================================
  Personal Investment Class                                (55,839,738)       82,207,300         4,971,686       (13,001,827)
====================================================   =================================    ================================
  Cash Management Class                                  1,914,828,701     1,475,831,081       221,188,024        73,952,886
====================================================   =================================    ================================
  Reserve Class                                              1,905,586       (63,953,928)       68,600,463        (4,939,814)
====================================================   =================================    ================================
  Resource Class                                           138,591,582        22,799,067        11,121,827         3,718,054
====================================================   =================================    ================================
  Corporate Class                                        1,498,812,417       446,267,839       205,655,296       289,049,310
====================================================   =================================    ================================
     Net increase (decrease) in net assets resulting
       from share transactions                           4,897,792,880     3,445,374,971     1,247,070,446       (54,034,187)
====================================================   =================================    ================================
     Net increase (decrease) in net assets               4,898,450,061     3,446,480,255     1,247,070,888       (54,000,452)
====================================================   =================================    ================================


NET ASSETS:

  Beginning of period                                    8,698,948,354     5,252,468,099     3,317,200,408     3,371,200,860
====================================================   =================================    ================================
  End of period*                                       $13,597,398,415    $8,698,948,354    $4,564,271,296    $3,317,200,408
====================================================   =================================    ================================
  * Includes accumulated undistributed net
     investment income                                 $       320,499    $      320,482    $      244,231    $      243,789
====================================================   =================================    ================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


25          SHORT-TERM INVESTMENTS TRUST

For the six months ended February 29, 2008 and the year ended August 31, 2007 (Unaudited)


                                                                                  GOVERNMENT
                                                                            TAXADVANTAGE PORTFOLIO
                                                                         ----------------------------
                                                                         FEBRUARY 29,     AUGUST 31,
                                                                             2008            2007
----------------------------------------------------------------------   ----------------------------

OPERATIONS:

  Net investment income                                                  $ 14,538,343    $ 19,334,777
======================================================================   ============================
  Net realized gain                                                             9,563             715
======================================================================   ============================
     Net increase in net assets resulting from operations                  14,547,906      19,335,492
======================================================================   ============================
Distributions to shareholders from net investment income:

  Institutional Class                                                      (9,938,537)     (9,372,684)
======================================================================   ============================
  Private Investment Class                                                   (867,668)     (2,356,207)
======================================================================   ============================
  Personal Investment Class                                                  (227,843)       (374,519)
======================================================================   ============================
  Cash Management Class                                                    (1,606,749)     (3,858,878)
======================================================================   ============================
  Reserve Class                                                              (233,221)       (508,313)
======================================================================   ============================
  Resource Class                                                           (1,491,632)     (2,864,255)
======================================================================   ============================
  Corporate Class                                                            (171,382)           (690)
======================================================================   ============================
     Total distributions from net investment income                       (14,537,032)    (19,335,546)
======================================================================   ============================
Distributions to shareholders from net realized gains:

  Institutional Class                                                              --              --
======================================================================   ============================
  Private Investment Class                                                         --              --
======================================================================   ============================
  Personal Investment Class                                                        --              --
======================================================================   ============================
  Cash Management Class                                                            --              --
======================================================================   ============================
  Reserve Class                                                                    --              --
======================================================================   ============================
  Resource Class                                                                   --              --
======================================================================   ============================
  Corporate Class                                                                  --              --
======================================================================   ============================
     Total distributions from net realized gains                                   --              --
======================================================================   ============================
     Decrease in net assets resulting from distributions                  (14,537,032)    (19,335,546)
======================================================================   ============================
Share transactions-net:

  Institutional Class                                                     369,349,125     241,352,014
======================================================================   ============================
  Private Investment Class                                                 (3,323,119)    (45,745,353)
======================================================================   ============================
  Personal Investment Class                                                 1,456,544       4,443,368
======================================================================   ============================
  Cash Management Class                                                   (45,832,331)     61,058,867
======================================================================   ============================
  Reserve Class                                                             3,312,767      11,505,791
======================================================================   ============================
  Resource Class                                                           48,119,114      27,368,724
======================================================================   ============================
  Corporate Class                                                          36,586,026             688
======================================================================   ============================
     Net increase (decrease) in net assets resulting from share
       transactions                                                       409,668,126     299,984,099
======================================================================   ============================
     Net increase (decrease) in net assets                                409,679,000     299,984,045
======================================================================   ============================


NET ASSETS:

  Beginning of period                                                     534,255,905     234,271,860
======================================================================   ============================
  End of period*                                                         $943,934,905    $534,255,905
======================================================================   ============================
  * Includes accumulated undistributed net investment income             $      4,636    $      3,325
======================================================================   ============================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


26          SHORT-TERM INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS

February 29, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers five separate portfolios, (each constituting a "Fund"). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio (collectively, the "Funds"). Each Fund currently offers multiple classes of shares. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such fund or class. The assets, liabilities and operations of each fund are accounted for separately. Information presented in these financial statements pertains only to the Funds.

  The investment objectives of the Funds are: to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio; and to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio.

  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATIONS -- The Funds' securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

        The Funds may periodically participate in litigation related to each Fund's investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund's investments. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the advisor.

        The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.


27          SHORT-TERM INVESTMENTS TRUST

I. RISKS INVOLVED IN INVESTING IN GOVERNMENT & AGENCY PORTFOLIO, GOVERNMENT TAXADVANTAGE PORTFOLIO AND TREASURY PORTFOLIO -- The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Funds are not guaranteed by the U.S. Government.

J. REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Advisor at an annual rate based on each Fund's average daily net assets as follows, respectively:

Liquid Assets Portfolio                                     0.15%
-----------------------------------------------------------------
STIC Prime Portfolio                                        0.15%
-----------------------------------------------------------------
Treasury Portfolio                                          0.15%
-----------------------------------------------------------------
Government & Agency Portfolio                               0.10%
-----------------------------------------------------------------




  Government TaxAdvantage Portfolio pays an advisory fee to the Advisor based on the annual rate of the Fund's average net assets as follows:

AVERAGE NET ASSETS                                           RATE
-----------------------------------------------------------------
First $250 million                                          0.20%
-----------------------------------------------------------------
Next $250 million                                           0.15%
-----------------------------------------------------------------
Over $500 million                                           0.10%
_________________________________________________________________
=================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Funds on March 28, 2008, to be effective as of May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Funds, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  Through at least June 30, 2008, the Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% for each Fund based on average daily net assets of such Fund, respectively. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items;
(v) expenses related to a merger or reorganization, as approved by the Funds' Board of Trustees; and (vi) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Funds may benefit are in the form of credits that the Funds may receive from banks where the Funds or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Funds.

  For the six months ended February 29, 2008, the Advisor waived advisory fees and/or reimbursed expenses in the following amounts:

Liquid Assets Portfolio                                   $6,977,285
--------------------------------------------------------------------
STIC Prime Portfolio                                       2,411,369
--------------------------------------------------------------------
Treasury Portfolio                                         3,055,731
--------------------------------------------------------------------
Government & Agency Portfolio                                430,296
--------------------------------------------------------------------
Government TaxAdvantage Portfolio                            398,106
--------------------------------------------------------------------




  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which each Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 29, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.


28          SHORT-TERM INVESTMENTS TRUST

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which each Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 29, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  Under the terms of a master distribution agreement between Invesco Aim Distributors, Inc. ("IADI") and the Trust, IADI acts as the exclusive distributor of each Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

  PRIVATE      PERSONAL        CASH
INVESTMENT    INVESTMENT    MANAGEMENT    RESERVE    RESOURCE    CORPORATE
--------------------------------------------------------------------------
   0.50%         0.75%         0.10%        1.00%      0.20%        0.03%
--------------------------------------------------------------------------




  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA"), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.

  IADI has contractually agreed through at least June 30, 2008, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate shown below of average daily assets.

                                           PRIVATE       PERSONAL         CASH
                                         INVESTMENT     INVESTMENT     MANAGEMENT     RESERVE     RESOURCE     CORPORATE
------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                     0.30%          0.55%          0.08%         0.87%       0.20%         0.03%
------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                        0.30%          0.55%          0.08%         0.87%       0.16%         0.03%
------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                          0.30%          0.55%          0.08%         0.87%       0.16%         0.03%
------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio               0.30%          0.55%          0.08%         0.87%       0.16%         0.03%
------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio           0.25%          0.55%          0.08%         0.87%       0.16%         0.03%
------------------------------------------------------------------------------------------------------------------------




  Pursuant to the agreement above, for the six months ended February 29, 2008 IADI waived Plan fees of:

                                           PRIVATE       PERSONAL         CASH
                                         INVESTMENT     INVESTMENT     MANAGEMENT     RESERVE     RESOURCE     CORPORATE
------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                  $  940,528      $ 78,676       $284,086      $22,167          N/A        N/A
------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                        695,141       434,864        170,288       25,796      109,651        N/A
------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                        1,031,124       397,263        403,612       47,617       92,179        N/A
------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio               556,065        37,974         95,157       40,175       57,354        N/A
------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio            53,460        12,421          7,559        9,113       15,193        N/A
------------------------------------------------------------------------------------------------------------------------




  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

Each Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 29, 2008, Liquid Assets Portfolio engaged in securities sales of $5,560,960, which resulted in net realized gains of $0, and securities purchases of $184,684,599.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

  During the six months ended February 29, 2008, the Funds paid legal fees of $20,952 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


29          SHORT-TERM INVESTMENTS TRUST

NOTE 5--BORROWINGS

The Funds are permitted to temporarily carry a negative or overdrawn balance in their accounts with The Bank of New York Mellon, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Funds below had a capital loss carryforward as of August 31, 2007 which expires as follows:

                                        CAPITAL LOSS CARRYFORWARD*
----------------------------------------------------------------------------------------------------------
                                                                       2011         2013           TOTAL
----------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                               $   --     $1,042,278     $1,042,278
----------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                   1,014          2,919          3,933
----------------------------------------------------------------------------------------------------------



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.


30          SHORT-TERM INVESTMENTS TRUST

NOTE 7--SHARE INFORMATION

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

LIQUID ASSETS PORTFOLIO


                                                   CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------------------
                                                            SIX MONTHS ENDED                              YEAR ENDED
                                                          FEBRUARY 29, 2008(a)                          AUGUST 31, 2007
                                                 --------------------------------------     --------------------------------------
                                                      SHARES                AMOUNT               SHARES                AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                             123,591,763,767     $ 123,591,763,767      238,934,200,537     $ 238,934,200,537
----------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                         10,819,301,608        10,819,301,608       19,597,812,083        19,597,812,083
----------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                           249,761,939           249,761,939          456,768,244           456,768,244
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                            12,901,750,691        12,901,750,691       35,299,025,326        35,299,025,326
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                       187,912,198           187,912,198          374,465,191           374,465,191
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                    2,364,091,472         2,364,091,472        8,687,259,809         8,687,259,809
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                   6,706,564,663         6,706,564,663       10,734,821,522        10,734,821,522
==================================================================================================================================

Issued as reinvestment of dividends:
  Institutional Class                                 189,682,113           189,682,113          398,026,805           398,026,805
----------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              8,981,799             8,981,799           26,789,852            26,789,852
----------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             1,320,694             1,320,694            2,199,469             2,199,469
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                47,438,724            47,438,724          100,581,216           100,581,216
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           693,515               693,515            1,225,585             1,225,585
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       19,999,378            19,999,378           51,847,804            51,847,804
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                       3,488,878             3,488,878            2,785,427             2,785,427
==================================================================================================================================

Reacquired:
  Institutional Class                            (122,711,423,916)     (122,711,423,916)    (236,309,652,994)     (236,309,652,994)
----------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                        (10,728,392,727)      (10,728,392,727)     (19,719,524,330)      (19,719,524,330)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                          (243,068,937)         (243,068,937)        (441,997,161)         (441,997,161)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                           (13,524,408,704)      (13,524,408,704)     (34,715,613,311)      (34,715,613,311)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                      (201,188,151)         (201,188,151)        (353,870,885)         (353,870,885)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                   (2,621,733,241)       (2,621,733,241)      (8,699,707,194)       (8,699,707,194)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                  (6,125,432,415)       (6,125,432,415)     (10,158,029,982)      (10,158,029,982)
==================================================================================================================================
                                                      937,103,348     $     937,103,348        4,269,413,013     $   4,269,413,013
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 17% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim, and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim, and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, 7% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco Aim.


31          SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                  CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------------
                                                              SIX MONTHS ENDED                           YEAR ENDED
                                                            FEBRUARY 29, 2008(a)                       AUGUST 31, 2007
                                                     ----------------------------------     ------------------------------------
                                                         SHARES              AMOUNT              SHARES              AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 9,486,426,262     $ 9,486,426,262      21,624,735,483     $ 21,624,735,483
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                            3,465,407,835       3,465,407,835       7,250,510,857        7,250,510,857
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                           2,839,705,146       2,839,705,146       4,914,606,658        4,914,606,658
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                               3,056,200,333       3,056,200,333       8,593,210,897        8,593,210,897
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         325,230,336         325,230,336         508,830,773          508,830,773
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        914,272,566         914,272,566       2,359,442,697        2,359,442,697
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     1,058,014,599       1,058,014,599       4,814,045,807        4,814,045,807
================================================================================================================================

Issued as reinvestment of dividends:
  Institutional Class                                    24,749,963          24,749,963          52,426,118           52,426,118
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                9,988,856           9,988,856          18,298,133           18,298,133
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               7,279,323           7,279,323          11,345,449           11,345,449
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  28,373,447          28,373,447          59,059,766           59,059,766
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             192,541             192,541           1,409,689            1,409,689
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          6,634,568           6,634,568          12,282,460           12,282,460
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                         6,646,833           6,646,833          13,231,922           13,231,922
================================================================================================================================

Reacquired:
  Institutional Class                                (8,361,530,592)     (8,361,530,592)    (22,921,511,521)     (22,921,511,521)
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                           (3,339,237,329)     (3,339,237,329)     (7,227,292,488)      (7,227,292,488)
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                          (2,807,547,660)     (2,807,547,660)     (4,815,205,809)      (4,815,205,809)
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                              (3,609,868,015)     (3,609,868,015)     (7,884,703,581)      (7,884,703,581)
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                        (238,284,549)       (238,284,549)       (535,180,810)        (535,180,810)
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       (971,501,308)       (971,501,308)     (2,126,823,955)      (2,126,823,955)
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                    (1,405,783,164)     (1,405,783,164)     (4,736,525,473)      (4,736,525,473)
================================================================================================================================
                                                        495,369,991     $   495,369,991         (13,806,928)    $    (13,806,928)
________________________________________________________________________________________________________________________________
================================================================================================================================



(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and that owns 14% of the outstanding shares of the Fund. IADI has an agreement with this entity to sell Fund shares. The Fund, Invesco Aim, and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco Aim, and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially. In addition, 10% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco Aim.


32          SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO


                                                  CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS ENDED                            YEAR ENDED
                                                           FEBRUARY 29, 2008(a)                        AUGUST 31, 2007
                                                   ------------------------------------     ------------------------------------
                                                        SHARES              AMOUNT               SHARES              AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                               14,277,538,498     $ 14,277,538,498      12,170,370,433     $ 12,170,370,433
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                           6,430,416,732        6,430,416,732      11,768,966,288       11,768,966,288
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                          1,951,191,820        1,951,191,820       3,296,804,616        3,296,804,616
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                             16,733,554,156       16,733,554,156      15,602,939,433       15,602,939,433
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                        168,651,466          168,651,466         679,380,067          679,380,067
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                     1,220,530,557        1,220,530,557       2,305,324,643        2,305,324,643
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                    5,057,535,535        5,057,535,535       1,026,789,860        1,026,789,860
================================================================================================================================

Issued as reinvestment of dividends:
  Institutional Class                                   15,909,566           15,909,566          24,718,278           24,718,278
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               4,300,377            4,300,377           8,103,797            8,103,797
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              6,155,849            6,155,849          12,643,517           12,643,517
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 40,825,200           40,825,200          14,516,711           14,516,711
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            695,321              695,321           2,933,321            2,933,321
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         5,896,374            5,896,374          11,141,233           11,141,233
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                       13,293,024           13,293,024           2,732,685            2,732,685
================================================================================================================================

Reacquired:
  Institutional Class                              (12,781,520,591)     (12,781,520,591)    (10,990,992,481)     (10,990,992,481)
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                          (6,547,150,250)      (6,547,150,250)    (11,498,942,703)     (11,498,942,703)
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                         (2,013,187,407)      (2,013,187,407)     (3,227,240,833)      (3,227,240,833)
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                            (14,859,550,655)     (14,859,550,655)    (14,141,625,063)     (14,141,625,063)
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                       (167,441,201)        (167,441,201)       (746,267,316)        (746,267,316)
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                    (1,087,835,349)      (1,087,835,349)     (2,293,666,809)      (2,293,666,809)
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                   (3,572,016,142)      (3,572,016,142)       (583,254,706)        (583,254,706)
================================================================================================================================
                                                     4,897,792,880     $  4,897,792,880       3,445,374,971     $  3,445,374,971
________________________________________________________________________________________________________________________________
================================================================================================================================



(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and that owns 8% of the outstanding shares of the Fund. IADI has an agreement with this entity to sell Fund shares. The Fund, Invesco Aim, and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco Aim, and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.


33          SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                  CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS ENDED                            YEAR ENDED
                                                           FEBRUARY 29, 2008(a)                        AUGUST 31, 2007
                                                   ------------------------------------     ------------------------------------
                                                        SHARES              AMOUNT               SHARES              AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                               16,407,481,530     $ 16,407,481,530      13,312,544,749     $ 13,312,544,749
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                           1,507,528,862        1,507,528,862       3,477,066,272        3,477,066,272
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                            147,882,438          147,882,438         273,507,552          273,507,552
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                              3,202,241,558        3,202,241,558       5,181,233,587        5,181,233,587
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                        242,511,046          242,511,046         224,069,435          224,069,435
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       816,086,961          816,086,961       1,846,951,288        1,846,951,288
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                    4,234,584,601        4,234,584,601       1,656,210,462        1,656,210,462
================================================================================================================================

Issued as reinvestment of dividends:
  Institutional Class                                   19,418,540           19,418,540          39,124,555           39,124,555
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               6,162,605            6,162,605          15,207,056           15,207,056
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                229,170              229,170             264,646              264,646
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 19,513,583           19,513,583          30,497,618           30,497,618
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            726,136              726,136             926,390              926,390
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         4,151,640            4,151,640           9,705,455            9,705,455
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                        6,832,474            6,832,474           2,841,659            2,841,659
================================================================================================================================

Reacquired:
  Institutional Class                              (15,635,617,148)     (15,635,617,148)    (13,834,993,734)     (13,834,993,734)
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                          (1,569,441,239)      (1,569,441,239)     (3,411,761,694)      (3,411,761,694)
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                           (143,139,922)        (143,139,922)       (286,774,025)        (286,774,025)
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                             (3,000,567,117)      (3,000,567,117)     (5,137,778,319)      (5,137,778,319)
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                       (174,636,719)        (174,636,719)       (229,935,639)        (229,935,639)
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (809,116,774)        (809,116,774)     (1,852,938,689)      (1,852,938,689)
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                   (4,035,761,779)      (4,035,761,779)     (1,370,002,811)      (1,370,002,811)
================================================================================================================================
                                                     1,247,070,446     $  1,247,070,446         (54,034,187)    $    (54,034,187)
________________________________________________________________________________________________________________________________
================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 12% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim, and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim, and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


34          SHORT-TERM INVESTMENTS TRUST

GOVERNMENT TAXADVANTAGE PORTFOLIO


                                                 CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS ENDED                          YEAR ENDED
                                                             FEBRUARY 29, 2008(a)                      AUGUST 31, 2007
                                                      ----------------------------------     ----------------------------------
                                                          SHARES              AMOUNT             SHARES              AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                  2,724,088,259     $ 2,724,088,259      4,138,948,149     $ 4,138,948,149
-------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               209,917,970         209,917,970        287,413,419         287,413,419
-------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               75,110,303          75,110,303         38,897,026          38,897,026
-------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   79,786,480          79,786,480        236,788,574         236,788,574
-------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           42,058,128          42,058,128         46,456,948          46,456,948
-------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         115,595,729         115,595,729        196,800,480         196,800,480
-------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                         36,500,000          36,500,000             13,619              13,619
===============================================================================================================================

Issued as reinvestment of dividends:
  Institutional Class                                      8,996,289           8,996,289          7,250,151           7,250,151
-------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   419,431             419,431            753,849             753,849
-------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    4,559               4,559              9,897               9,897
-------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    1,806,661           1,806,661          3,529,807           3,529,807
-------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                5,232               5,232              9,423               9,423
-------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           1,242,694           1,242,694          2,129,670           2,129,670
-------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                             86,026              86,026                688                 688
===============================================================================================================================

Reacquired:
  Institutional Class                                 (2,363,735,423)     (2,363,735,423)    (3,904,846,286)     (3,904,846,286)
-------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (213,660,520)       (213,660,520)      (333,912,621)       (333,912,621)
-------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              (73,658,318)        (73,658,318)       (34,463,555)        (34,463,555)
-------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (127,425,472)       (127,425,472)      (179,259,514)       (179,259,514)
-------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          (38,750,593)        (38,750,593)       (34,960,580)        (34,960,580)
-------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         (68,719,309)        (68,719,309)      (171,561,426)       (171,561,426)
-------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                 --                  --            (13,619)            (13,619)
===============================================================================================================================
                                                         409,668,126     $   409,668,126        299,984,099     $   299,984,099
_______________________________________________________________________________________________________________________________
===============================================================================================================================



(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and that owns 28% of the outstanding shares of the Fund. IADI has an agreement with this entity to sell Fund shares. The Fund, Invesco Aim, and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco Aim, and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.




35          SHORT-TERM INVESTMENTS TRUST

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

LIQUID ASSETS PORTFOLIO


                                                                           INSTITUTIONAL CLASS
                                       -------------------------------------------------------------------------------------------
                                       SIX MONTHS ENDED                             YEAR ENDED AUGUST 31,
                                         FEBRUARY 29,      -----------------------------------------------------------------------
                                             2008              2007           2006           2005           2004           2003
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                                  $      1.00      $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                          0.02             0.05           0.04           0.02           0.01           0.01
----------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
     (both realized and unrealized)              0.00             0.00           0.00           0.00          (0.00)          0.00
==================================================================================================================================
     Total from investment
       operations                                0.02             0.05           0.04           0.02           0.01           0.01
==================================================================================================================================
Less distributions:
  Dividends from net investment
     income                                     (0.02)           (0.05)         (0.04)         (0.02)         (0.01)         (0.01)
----------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
     gains                                      (0.00)              --          (0.00)            --             --             --
==================================================================================================================================
     Total distributions                        (0.02)           (0.05)         (0.04)         (0.02)         (0.01)         (0.01)
==================================================================================================================================
Net asset value, end of period            $      1.00      $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
__________________________________________________________________________________________________________________________________
==================================================================================================================================
Total return(a)                                  2.37%            5.37%          4.57%          2.50%          1.05%          1.32%
__________________________________________________________________________________________________________________________________
==================================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                $19,152,296      $18,081,351    $15,058,664    $12,281,976    $13,426,786    $21,240,699
__________________________________________________________________________________________________________________________________
==================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
     reimbursements                              0.12%(b)         0.12%          0.12%          0.12%          0.12%          0.11%
----------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
     expense reimbursements                      0.18%(b)         0.18%          0.18%          0.19%          0.18%          0.17%
==================================================================================================================================
Ratio of net investment income to
  average net assets                             4.71%(b)         5.25%          4.50%          2.44%          1.04%          1.34%
__________________________________________________________________________________________________________________________________
==================================================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $19,679,196,674.

STIC PRIME PORTFOLIO


                                                                            INSTITUTIONAL CLASS
                                        -------------------------------------------------------------------------------------------
                                        SIX MONTHS ENDED                              YEAR ENDED AUGUST 31,
                                          FEBRUARY 29,       ----------------------------------------------------------------------
                                              2008              2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $     1.00        $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                          0.02              0.05           0.05           0.02           0.01           0.01
-----------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
     (both realized and unrealized)              0.00                --             --             --          (0.00)            --
===================================================================================================================================
     Total from investment operations            0.02              0.05           0.05           0.02           0.01           0.01
===================================================================================================================================
Less dividends from net investment
  income                                        (0.02)            (0.05)         (0.05)         (0.02)         (0.01)         (0.01)
===================================================================================================================================
Net asset value, end of period             $     1.00        $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
___________________________________________________________________________________________________________________________________
===================================================================================================================================
Total return(a)                                  2.32%             5.38%          4.59%          2.52%          1.02%          1.27%
___________________________________________________________________________________________________________________________________
===================================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                 $4,628,914        $3,479,266     $4,723,582     $4,567,205     $5,038,960     $5,589,108
___________________________________________________________________________________________________________________________________
===================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
     reimbursements                              0.12%(b)          0.12%          0.12%          0.12%          0.12%          0.10%
-----------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                              0.19%(b)          0.19%          0.19%          0.19%          0.19%          0.18%
===================================================================================================================================
Ratio of net investment income to
  average net assets                             4.59%(b)          5.25%          4.53%          2.48%          1.01%          1.28%
___________________________________________________________________________________________________________________________________
===================================================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $3,612,054,038.


36          SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO


                                                                            INSTITUTIONAL CLASS
                                        -------------------------------------------------------------------------------------------
                                        SIX MONTHS ENDED                              YEAR ENDED AUGUST 31,
                                          FEBRUARY 29,       ----------------------------------------------------------------------
                                              2008              2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $     1.00        $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                          0.02              0.05           0.04           0.02           0.01           0.01
-----------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
     (both realized and unrealized)              0.00              0.00           0.00           0.00           0.00          (0.00)
===================================================================================================================================
     Total from investment operations            0.02              0.05           0.04           0.02           0.01           0.01
===================================================================================================================================
Less distributions:
  Dividends from net investment
     income                                     (0.02)            (0.05)         (0.04)         (0.02)         (0.01)         (0.01)
-----------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
     gains                                      (0.00)               --             --          (0.00)         (0.00)            --
===================================================================================================================================
     Total distributions                        (0.02)            (0.05)         (0.04)         (0.02)         (0.01)         (0.01)
===================================================================================================================================
Net asset value, end of period             $     1.00        $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
___________________________________________________________________________________________________________________________________
===================================================================================================================================
Total return(a)                                  1.95%             5.17%          4.37%          2.37%          0.98%          1.28%
___________________________________________________________________________________________________________________________________
===================================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                 $4,818,424        $3,306,283     $2,101,790     $2,101,143     $2,564,540     $4,367,382
___________________________________________________________________________________________________________________________________
===================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
     reimbursements                              0.12%(b)          0.12%          0.12%          0.12%          0.12%          0.11%
-----------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                              0.18%(b)          0.19%          0.20%          0.20%          0.19%          0.19%
===================================================================================================================================
Ratio of net investment income to
  average net assets                             3.76%(b)          5.03%          4.27%          2.33%          0.95%          1.27%
___________________________________________________________________________________________________________________________________
===================================================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $3,733,528,731.

GOVERNMENT & AGENCY PORTFOLIO


                                                                            INSTITUTIONAL CLASS
                                         -----------------------------------------------------------------------------------------
                                         SIX MONTHS ENDED                             YEAR ENDED AUGUST 31,
                                           FEBRUARY 29,       --------------------------------------------------------------------
                                               2008              2007           2006          2005          2004           2003
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $     1.00        $     1.00     $     1.00     $   1.00     $     1.00     $     1.00
----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                           0.02              0.05           0.04         0.02           0.01           0.01
----------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
     (both realized and unrealized)                 --              0.00           0.00        (0.00)         (0.00)          0.00
==================================================================================================================================
     Total from investment operations             0.02              0.05           0.04         0.02           0.01           0.01
==================================================================================================================================
Less dividends from net investment
  income                                         (0.02)            (0.05)         (0.04)       (0.02)         (0.01)         (0.01)
==================================================================================================================================
Net asset value, end of period              $     1.00        $     1.00     $     1.00     $   1.00     $     1.00     $     1.00
__________________________________________________________________________________________________________________________________
==================================================================================================================================
Total return(a)                                   2.21%             5.31%          4.49%        2.44%          1.03%          1.30%
__________________________________________________________________________________________________________________________________
==================================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                  $2,120,247        $1,328,964     $1,812,271     $999,532     $1,271,847     $1,503,729
__________________________________________________________________________________________________________________________________
==================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
     reimbursements                               0.12%(b)          0.12%          0.12%        0.12%          0.12%          0.12%
----------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                               0.14%(b)          0.15%          0.16%        0.17%          0.15%          0.15%
==================================================================================================================================
Ratio of net investment income to
  average net assets                              4.35%(b)          5.18%          4.45%        2.42%          1.03%          1.28%
__________________________________________________________________________________________________________________________________
==================================================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $1,597,065,174.


37          SHORT-TERM INVESTMENTS TRUST

GOVERNMENT TAXADVANTAGE PORTFOLIO


                                                                             INSTITUTIONAL CLASS
                                                  ------------------------------------------------------------------------
                                                  SIX MONTHS ENDED                    YEAR ENDED AUGUST 31,
                                                    FEBRUARY 29,      ----------------------------------------------------
                                                        2008            2007        2006       2005       2004       2003
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   1.00        $   1.00    $  1.00    $  1.00    $  1.00    $  1.00
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                   0.02            0.05       0.04       0.02       0.01       0.01
--------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and
     unrealized)                                          0.00            0.00       0.00       0.00       0.00       0.00
==========================================================================================================================
     Total from investment operations                     0.02            0.05       0.04       0.02       0.01       0.01
==========================================================================================================================
Less distributions:
  Dividends from net investment income                   (0.02)          (0.05)     (0.04)     (0.02)     (0.01)     (0.01)
==========================================================================================================================
  Distributions from net realized gains                     --              --         --         --      (0.00)     (0.00)
==========================================================================================================================
     Total distributions                                 (0.02)          (0.05)     (0.04)     (0.02)     (0.01)     (0.01)
==========================================================================================================================
Net asset value, end of period                        $   1.00        $   1.00    $  1.00    $  1.00    $  1.00    $  1.00
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(a)                                           2.13%           5.21%      4.41%      2.39%      0.99%      1.24%
__________________________________________________________________________________________________________________________
==========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)              $690,812        $321,456    $80,104    $82,845    $56,192    $84,989
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                       0.12%(b)        0.12%      0.12%      0.12%      0.12%      0.13%
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                       0.23%(b)        0.30%      0.37%      0.41%      0.33%      0.33%
==========================================================================================================================
Ratio of net investment income to average net
  assets                                                  4.19%(b)        5.08%      4.31%      2.40%      0.98%      1.21%
__________________________________________________________________________________________________________________________
==========================================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $477,058,555.



38          SHORT-TERM INVESTMENTS TRUST

NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES



  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim -- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more Invesco Aim
Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


39          SHORT-TERM INVESTMENTS TRUST

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder in the Institutional Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2007, through February 29, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


--------------------------------------------------------------------------------------------------------------
                                                                               HYPOTHETICAL
                                                                         (5% ANNUAL RETURN BEFORE
                                                      ACTUAL                     EXPENSES)
                                            ------------------------------------------------------
                               BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                             ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
    INSTITUTIONAL CLASS        (09/01/07)   (02/29/08)(1)   PERIOD(2)     (02/29/08)    PERIOD(2)      RATIO
--------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio        $1,000.00      $1,023.70       $0.60       $1,024.27       $0.60        0.12%
--------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio            1,000.00       1,023.20        0.60        1,024.27        0.60        0.12
--------------------------------------------------------------------------------------------------------------
Treasury Portfolio              1,000.00       1,019.50        0.60        1,024.27        0.60        0.12
--------------------------------------------------------------------------------------------------------------
Government & Agency
  Portfolio                     1,000.00       1,022.10        0.60        1,024.27        0.60        0.12
--------------------------------------------------------------------------------------------------------------
Government TaxAdvantage
  Portfolio                     1,000.00       1,021.30        0.60        1,024.27        0.60        0.12
--------------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Funds for the period September 1, 2007, through February 29, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to each Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


40          SHORT-TERM INVESTMENTS TRUST

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Funds provide a complete list of their holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Funds' semiannual and annual reports to shareholders. For the first and third quarters, the Funds file the list with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. Qualified persons, including beneficial owners of the Funds' shares and prospective investors, may obtain access to the Web site by calling the distributor at 800-659-1005 and selecting option 2. To locate each Fund's portfolio holdings information, access the Fund's overview page. Links to each Fund's complete quarterly holdings will be available on this Web page. Shareholders can also look up each Fund's Form N-Q filings on the SEC Web site, sec.gov. Each Fund's Form N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Funds are 811-02729 and 002-58287.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the Invesco Aim Web site, invescoaim.com. On the home page, scroll down and click on "Proxy Policy." The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to invescoaim.com, access the "About Us" tab, click on "Required Notices" and then click on "Proxy Voting Activity." Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.

Invesco Aim--SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc., Invesco Global Asset Management (N.A.), Inc., AIM Funds Management Inc. (DBA AIM Trimark Investments), Invesco Asset Management (Japan) Ltd. and Invesco Hong Kong Ltd. are affiliated investment advisors that serve as the subadvisor for some of the products and services represented by Invesco Aim. AIM Funds Management Inc. anticipates changing its name to Invesco Trimark Investment Management Inc. (DBA Invesco Trimark) on or prior to Dec. 31, 2008. Invesco Aim Distributors, Inc. is the distributor for the retail mutual funds, exchange-traded funds and U.S. institutional money market funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

                               [Invesco Aim LOGO]
                                - SERVICE MARK -

invescoaim.com                  STIT-SAR-1        Invesco Aim Distributors, Inc.

[Invesco Aim LOGO]   PERSONAL INVESTMENT CLASS
- SERVICE MARK -     SHORT-TERM INVESTMENTS TRUST (STIT)
                     Liquid Assets Portfolio
                     STIC Prime Portfolio
                     Treasury Portfolio
                     Government & Agency Portfolio
                     Government TaxAdvantage Portfolio

                     Semiannual Report to Shareholders   February 29, 2008

                          [MOUNTAIN GRAPHIC]

AIM Investments           2    Fund data
became INVESCO AIM        2    Fund composition by maturity
on March 31, 2008.        3    Letter to shareholders
                          4    Schedule of investments
For more details, go to   21   Financial statements
invescoaim.com            27   Notes to financial statements
                          36   Financial highlights
                          40   Fund expenses

Unless otherwise stated, information presented in this report is as of February 29, 2008, and is based on total net assets. Unless otherwise stated, all data provided by Invesco Aim.

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

FUND DATA

PERSONAL INVESTMENT CLASS DATA AS OF 2/29/08

                                                     WEIGHTED AVERAGE MATURITY
                                 YIELDS            -----------------------------
                          --------------------     RANGE DURING     AT REPORTING
                             7-DAY     MONTHLY       REPORTING         PERIOD
FUND                       SEC YIELD    YIELD         PERIOD             END       TOTAL NET ASSETS
-----------------------   ----------   -------   ----------------   ------------   ----------------
Liquid Assets                3.08%      3.23%      28-50 days          50 days      $89.42 million
STIC Prime                   2.68       2.85       14-23 days          21 days      449.37 million
Treasury                     1.92       2.10       14-47 days          29 days      358.81 million
Government & Agency          2.65       2.85       28-56 days          56 days       31.56 million
Government TaxAdvantage      2.28       2.42       17-44 days          40 days       12.44 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invescoaim.com for the most recent month-end performance. Investment return will vary. Monthly yield represents annualized results for the period, net of fees and expenses, and excludes any realized capital gains or losses. Had the advisor and distributor not waived certain fees and/or reimbursed certain expenses, performance would have been lower. Based on the waiver rate in the current Fund prospectus had the advisor and/or distributor not waived fees and/or reimbursed expenses, the unsubsidized 7-day SEC yield would have been 2.82%, 2.41%, 1.65%, 2.42% and 1.90% for the Liquid Assets, STIC Prime, Treasury, Government & Agency and Government TaxAdvantage Portfolios, respectively. The 7-day unsubsidized SEC yield is determined by subtracting the fee waivers and/or expense reimbursements from the 7-day SEC yield.

FUND COMPOSITION BY MATURITY

IN DAYS, AS OF 2/29/08

                           LIQUID                  GOVERNMENT    GOVERNMENT
                           ASSETS      TREASURY     & AGENCY    TAXADVANTAGE
                         PORTFOLIO*   PORTFOLIO   PORTFOLIO**    PORTFOLIO**
                         ----------   ---------   -----------   ------------
1-7                         35.3%       71.5%        59.8%          43.7%
8-30                        15.5         4.8          7.7           32.1
31-90                       36.5         8.2         16.8           15.4
91-180                      11.9        15.5          6.3            3.6
181+                         0.8         0.0          9.4            5.2

IN DAYS, AS OF 2/29/08

STIC PRIME PORTFOLIO

1-7     40.6%
8-14    13.1
15-21    8.6
22-28   11.8
29-35    4.5
36-42    9.9
43-60   11.5

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

* The Fund may invest in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

** Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


2 SHORT-TERM INVESTMENTS TRUST

[CROCKETT PHOTO]

Bruce Crockett

Dear Fellow AIM Fund Shareholders:
Communication is always important and even more so in times of market volatility. On behalf of your Board of Trustees, I intend to keep you informed on events relating to the governance of Invesco Aim's money market funds and institutional cash management portfolios and to assure you that the Board supports management's continuing investment discipline focused on the highest credit quality consistent with safety, liquidity and yield. At the same time, improved performance, reduced shareholder costs and high ethical standards remain key areas of focus for your Board.

     Your Board's membership and standing committees have changed a bit recently. Ruth Quigley retired from Board service at the end of 2007, after serving since 1998, and we thank her for her many contributions. Larry Soll has assumed Ruth's place as a vice chair of the Investments Committee. The Valuation Committee, formerly chaired by Ruth, has been reorganized and has taken on additional responsibilities as the Valuation, Distribution and Proxy Oversight Committee under the chairmanship of Carl Frischling. The elevation of proxy oversight to standing committee status responds to suggestions from shareholders. In addition, Prema Mathai-Davis assumed my seat on the Governance Committee, and I moved to the Audit Committee in a normal rotation of duties.

     Your interests are our first priority and for that reason we want to maintain a two-way channel of communication with you. The value of this communication between the Board and shareholders of the AIM Funds has been noted within and beyond the Invesco Aim community. Morningstar, the mutual fund tracking company, has commented favorably on communications between the Board of Trustees of the AIM Funds and their shareholders in its fall 2007 update of fund stewardship grades, where Invesco Aim was one of fewer than 10 fund boards to get an A for board quality, according to BoardIQ (11/13/07). If you have comments or questions about any areas relating to fund governance, I encourage you to contact me by email at bruce@brucecrockett.com.

     Your Board looks forward to keeping you informed about your funds and to another year of diligent governance on your behalf.

Sincerely,


/s/ Bruce L. Crockett
-------------------------------------
Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

April 16, 2008


3 SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO
SCHEDULE OF INVESTMENTS

February 29, 2008
(Unaudited)





                                                          PRINCIPAL
                                                           AMOUNT
                                            MATURITY        (000)           VALUE
--------------------------------------------------------------------------------------

COMMERCIAL PAPER-36.11%(A)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/LEASES-7.74%

Amstel Funding Corp.
  3.10%(b)(c)                               05/06/08      $100,000     $    99,431,667
--------------------------------------------------------------------------------------
  3.13%(b)(c)                               05/21/08       100,000          99,295,750
--------------------------------------------------------------------------------------
  3.16%(b)(c)                               05/21/08       130,000         129,075,700
--------------------------------------------------------------------------------------
  3.17%(b)(c)                               05/08/08       100,000          99,401,222
--------------------------------------------------------------------------------------
  3.18%(b)(c)                               05/22/08       124,500         123,599,623
--------------------------------------------------------------------------------------
  3.28%(b)(c)                               03/20/08       100,000          99,826,889
--------------------------------------------------------------------------------------
  3.35%(b)(c)                               04/21/08       100,000          99,525,417
--------------------------------------------------------------------------------------
  3.61%(b)(c)                               04/21/08       100,000          99,488,583
--------------------------------------------------------------------------------------
  4.65%(b)(c)                               03/12/08       100,000          99,857,917
--------------------------------------------------------------------------------------
  4.69%(b)(c)                               04/04/08       175,000         174,224,847
--------------------------------------------------------------------------------------
Atlantis One Funding Corp.
  3.10%(b)(c)                               05/08/08       150,000         149,121,667
--------------------------------------------------------------------------------------
  3.10%(b)(c)                               05/16/08       100,000          99,345,555
--------------------------------------------------------------------------------------
  3.14%(b)(c)                               06/03/08        30,000          29,754,033
--------------------------------------------------------------------------------------
  3.15%(b)(c)                               05/30/08        50,000          49,606,250
--------------------------------------------------------------------------------------
  3.17%(b)(c)                               05/30/08       100,000          99,207,500
--------------------------------------------------------------------------------------
  3.20%(b)(c)                               04/24/08       100,000          99,520,000
--------------------------------------------------------------------------------------
  4.63%(b)(c)                               04/02/08       150,000         149,382,667
--------------------------------------------------------------------------------------
Fountain Square Commercial Funding Corp.
  4.70%(b)                                  04/04/08        50,000          49,778,055
--------------------------------------------------------------------------------------
  5.65%(b)                                  03/19/08       100,000          99,717,500
======================================================================================
                                                                         1,949,160,842
======================================================================================


ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-0.20%

Thunder Bay Funding, LLC 3.10%(b)           06/02/08        50,000          49,608,194
======================================================================================


ASSET-BACKED SECURITIES-FULLY BACKED-1.14%

Curzon Funding Ltd./LLC (CEP-American
  International Group, Inc.)
  3.20%(b)                                  04/09/08        15,000          14,948,000
--------------------------------------------------------------------------------------
  3.40%(b)                                  03/28/08        23,000          22,941,350
--------------------------------------------------------------------------------------
LMA Americas LLC (CEP-Credit Agricole
  S.A.) 3.30%(b)(c)                         03/17/08       250,000         249,633,333
======================================================================================
                                                                           287,522,683
======================================================================================


ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-6.00%

Concord Minutemen Capital Co.,
  LLC-Series A (Multi CEP's-Liberty
  Hampshire Co., LLC; agent)
  3.30%(b)                                  03/12/08        35,000          34,964,708
--------------------------------------------------------------------------------------
  3.31%(b)                                  05/16/08       120,000         119,161,467
--------------------------------------------------------------------------------------
  3.32%(b)                                  05/16/08        75,000          74,474,333
--------------------------------------------------------------------------------------
  3.40%(b)                                  05/12/08        49,903          49,563,659
--------------------------------------------------------------------------------------
  5.78%(b)                                  03/14/08        50,000          49,895,639
--------------------------------------------------------------------------------------
Crown Point Capital Co., LLC-Series A
  (Multi CEP's-Liberty Hampshire Co.,
  LLC; agent)
  3.23%(b)                                  05/09/08       100,000          99,380,917
--------------------------------------------------------------------------------------
  3.40%(b)                                  07/22/08        50,873          50,185,932
--------------------------------------------------------------------------------------
  5.35%(b)                                  04/03/08        50,000          49,754,792
--------------------------------------------------------------------------------------
  5.35%(b)                                  05/16/08       100,000          98,870,555
--------------------------------------------------------------------------------------
  5.75%(b)                                  03/14/08       100,000          99,792,361
--------------------------------------------------------------------------------------
Gotham Funding Corp. 3.27%(b)(c)            04/23/08        50,000          49,759,660
--------------------------------------------------------------------------------------
Kitty Hawk Funding Corp. 4.55%(b)           03/19/08        80,000          79,818,000
--------------------------------------------------------------------------------------
Legacy Capital Co., LLC-Series A (Multi
  CEP's-Liberty Hampshire Co., LLC;
  agent)
  3.40%(b)                                  07/22/08       101,746         100,371,864
--------------------------------------------------------------------------------------
  3.42%(b)                                  05/19/08        24,002          23,821,865
--------------------------------------------------------------------------------------
  6.00%(b)                                  03/10/08       125,000         124,812,500
--------------------------------------------------------------------------------------
Lexington Parker Capital Co., LLC
  3.15%(b)                                  08/22/08       101,585         100,038,368
--------------------------------------------------------------------------------------
  3.42%(b)                                  05/09/08        85,000          84,442,825
--------------------------------------------------------------------------------------
  3.45%(b)                                  04/25/08       125,000         124,341,146
--------------------------------------------------------------------------------------
  5.35%(b)                                  04/14/08       100,000          99,346,111
======================================================================================
                                                                         1,512,796,702
======================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-8.61%

Atlantic Asset Securitization LLC
  3.10%(b)                                  05/16/08       199,500         198,194,383
--------------------------------------------------------------------------------------
  3.28%(b)                                  03/17/08       100,000          99,854,222
--------------------------------------------------------------------------------------
Barton Capital LLC
  3.30%(b)                                  04/04/08        75,000          74,766,250
--------------------------------------------------------------------------------------
  3.30%(b)                                  04/11/08        95,659          95,299,482
--------------------------------------------------------------------------------------
Charta LLC
  5.25%(b)                                  03/07/08       100,000          99,912,500
--------------------------------------------------------------------------------------
Clipper Receivables Co., LLC
  3.30%(b)                                  03/04/08       120,000         119,967,000
--------------------------------------------------------------------------------------
  3.35%(b)                                  03/03/08        80,000          79,985,111
--------------------------------------------------------------------------------------
CRC Funding LLC
  5.20%(b)                                  03/14/08       100,000          99,812,222
--------------------------------------------------------------------------------------
  5.27%(b)                                  03/12/08       175,000         174,718,201
--------------------------------------------------------------------------------------

4          SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                           AMOUNT
                                            MATURITY        (000)           VALUE
--------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Fairway Finance Co., LLC
  3.25%(b)                                  04/25/08      $ 50,000     $    49,751,736
--------------------------------------------------------------------------------------
  3.29%(b)                                  04/25/08        50,000          49,748,681
--------------------------------------------------------------------------------------
  3.36%(b)                                  03/20/08       150,000         149,734,000
--------------------------------------------------------------------------------------
Gemini Securitization Corp., LLC
  3.15%(b)                                  05/27/08        75,605          75,029,457
--------------------------------------------------------------------------------------
  3.17%(b)                                  04/28/08        70,000          69,642,495
--------------------------------------------------------------------------------------
  5.52%(b)                                  03/04/08       125,000         124,942,500
--------------------------------------------------------------------------------------
Ranger Funding Co., LLC 4.55%(b)            03/19/08        91,515          91,306,803
--------------------------------------------------------------------------------------
Sheffield Receivables Corp. 3.35%(b)        03/12/08       203,500         203,291,695
--------------------------------------------------------------------------------------
Tulip Funding Corp. 3.13%(b)(c)             05/07/08        60,000          59,651,042
--------------------------------------------------------------------------------------
Yorktown Capital LLC
  3.01%(b)                                  06/13/08       114,992         113,992,081
--------------------------------------------------------------------------------------
  4.50%(b)                                  04/11/08        90,000          89,538,750
--------------------------------------------------------------------------------------
  4.55%(b)                                  03/19/08        50,000          49,886,250
======================================================================================
                                                                         2,169,024,861
======================================================================================

ASSET-BACKED SECURITIES-SECURITIES-3.53%

Grampian Funding Ltd./LLC
  3.10%(b)(c)                               06/03/08        60,000          59,514,333
--------------------------------------------------------------------------------------
  3.12%(b)(c)                               05/12/08       205,000         203,720,800
--------------------------------------------------------------------------------------
  3.17%(b)(c)                               05/07/08        75,000          74,557,521
--------------------------------------------------------------------------------------
  3.20%(b)(c)                               04/01/08        76,300          76,089,751
--------------------------------------------------------------------------------------
  4.68%(b)(c)                               04/25/08        79,000          78,435,150
--------------------------------------------------------------------------------------
  4.68%(b)(c)                               04/29/08       150,000         148,849,500
--------------------------------------------------------------------------------------
  4.75%(b)(c)                               03/05/08       100,000          99,947,222
--------------------------------------------------------------------------------------
  4.78%(b)(c)                               04/28/08       100,000          99,230,695
--------------------------------------------------------------------------------------
Tempo Finance Ltd./Corp. 5.26%(b)(c)        03/14/08        50,000          49,905,028
======================================================================================
                                                                           890,250,000
======================================================================================


ASSET-BACKED SECURITIES-TRADE RECEIVABLES-0.91%

Ciesco, LLC
  3.33%(b)                                  04/22/08        80,000          79,615,200
--------------------------------------------------------------------------------------
  3.53%(b)                                  04/14/08       100,000          99,568,556
--------------------------------------------------------------------------------------
  5.27%(b)                                  03/10/08        50,000          49,934,125
======================================================================================
                                                                           229,117,881
======================================================================================


DIVERSIFIED BANKS-4.48%

BNP Paribas Finance Inc.
  4.80%(c)                                  03/27/08       100,000          99,653,333
--------------------------------------------------------------------------------------
  4.82%(c)                                  03/28/08       100,000          99,638,500
--------------------------------------------------------------------------------------
Dexia Delaware LLC 4.81%(c)                 03/26/08       150,000         149,498,958
--------------------------------------------------------------------------------------
Lloyds TSB Bank PLC 2.74%(c)                07/29/08       150,000         148,290,625
--------------------------------------------------------------------------------------
Royal Bank of Scotland PLC 3.95%(c)         04/14/08       100,000          99,517,222
--------------------------------------------------------------------------------------
Societe Generale North America, Inc.
  2.76%(c)                                  11/03/08       100,000          98,106,334
--------------------------------------------------------------------------------------
  3.32%(c)                                  06/27/08       100,000          98,911,778
--------------------------------------------------------------------------------------
  4.61%(c)                                  04/01/08       100,000          99,603,028
--------------------------------------------------------------------------------------
  4.81%(c)                                  04/01/08       111,345         110,883,815
--------------------------------------------------------------------------------------
UBS Finance (Delaware) Inc. 2.98%(c)        06/09/08       125,000         123,965,278
======================================================================================
                                                                         1,128,068,871
======================================================================================


DIVERSIFIED CAPITAL MARKETS-0.40%

Morgan Stanley 5.40%                        03/10/08       100,000          99,865,000
======================================================================================


REGIONAL BANKS-3.10%

Bank of Ireland 4.60%(b)(c)                 04/04/08       100,000          99,565,556
--------------------------------------------------------------------------------------
Banque et Caisse d'Epargne de l'Etat
  3.96%(c)                                  04/10/08       100,000          99,560,000
--------------------------------------------------------------------------------------
Danske Corp.
  3.09%(c)                                  04/30/08       110,000         109,433,500
--------------------------------------------------------------------------------------
  3.12%(c)                                  04/30/08       175,000         174,091,458
--------------------------------------------------------------------------------------
Stadshypotek Delaware, Inc. 3.15%(b)(c)     04/30/08       200,000         198,951,667
--------------------------------------------------------------------------------------
Swedbank 4.01%(c)                           05/13/08       100,000          99,187,875
======================================================================================
                                                                           780,790,056
======================================================================================
     Total Commercial Paper (Cost
       $9,096,205,090)                                                   9,096,205,090
======================================================================================



CERTIFICATES OF DEPOSIT-24.82%

ABN AMRO Bank N.V. (United Kingdom)
  3.08%(c)                                  07/31/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Allied Irish Banks, PLC 5.47%               03/03/08       100,000         100,000,000
--------------------------------------------------------------------------------------
American Express Centurion Bank
  4.05%                                     04/14/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  4.94%                                     06/06/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria, S.A.
  3.05%                                     06/03/08       125,000         125,000,000
--------------------------------------------------------------------------------------
  4.29%                                     07/08/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  4.50%                                     04/08/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  4.51%                                     04/08/08        50,000          50,000,000
--------------------------------------------------------------------------------------
  4.68%                                     04/02/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Bank of Nova Scotia
  3.25%                                     05/28/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  4.63%                                     03/31/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Bank of Scotland PLC
  3.50%                                     10/22/08       118,000         118,294,139
--------------------------------------------------------------------------------------
  4.45%                                     04/09/08       120,000         120,025,595
--------------------------------------------------------------------------------------
  4.72%                                     04/02/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
  3.09%                                     05/27/08        50,000          50,000,000
--------------------------------------------------------------------------------------

5          SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                           AMOUNT
                                            MATURITY        (000)           VALUE
--------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

Barclays Bank PLC
  3.05%                                     08/27/08      $175,000     $   175,000,000
--------------------------------------------------------------------------------------
  3.15%                                     04/24/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  3.43%(d)                                  07/08/08       200,000         200,013,892
--------------------------------------------------------------------------------------
  4.70%                                     04/02/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  4.78%                                     03/03/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  4.86%                                     03/10/08       100,000         100,000,246
--------------------------------------------------------------------------------------
  5.26%                                     05/19/08       100,000         100,000,000
--------------------------------------------------------------------------------------
BNP Paribas (United Kingdom) 4.02%(c)       05/15/08       150,000         150,000,000
--------------------------------------------------------------------------------------
BNP Paribas
  4.04%                                     04/15/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  5.10%                                     03/13/08       100,000         100,000,000
--------------------------------------------------------------------------------------
CALYON S.A.
  3.15%                                     04/25/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  3.18%                                     07/29/08       150,000         150,000,000
--------------------------------------------------------------------------------------
  4.04%                                     04/15/08       125,000         125,000,000
--------------------------------------------------------------------------------------
  4.29%                                     07/08/08        50,000          50,000,000
--------------------------------------------------------------------------------------
  4.74%                                     03/31/08       150,000         150,000,000
--------------------------------------------------------------------------------------
Dexia Bank S.A. 4.72%                       03/31/08       100,000         100,000,824
--------------------------------------------------------------------------------------
HSBC Bank U.S.A. N.A. 2.95%                 07/03/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Lloyds TSB Bank PLC 3.10%                   04/25/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Royal Bank of Scotland
  2.90%                                     08/04/08       150,000         150,006,297
--------------------------------------------------------------------------------------
  3.05%                                     05/27/08       200,000         200,000,000
--------------------------------------------------------------------------------------
  3.08%(d)                                  07/03/08       100,000          99,930,093
--------------------------------------------------------------------------------------
  4.82%                                     03/07/08       100,000         100,000,082
--------------------------------------------------------------------------------------
  4.90%                                     05/30/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  5.46%                                     03/14/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Societe Generale (United Kingdom)
  3.02%(c)                                  07/21/08       100,000         100,003,894
--------------------------------------------------------------------------------------
  4.69%(c)                                  05/02/08       100,000         100,001,696
--------------------------------------------------------------------------------------
Societe Generale
  3.22%                                     07/30/08       150,000         150,006,192
--------------------------------------------------------------------------------------
  4.84%                                     03/31/08        50,000          50,069,493
--------------------------------------------------------------------------------------
Svenska Handelsbanken A.B. 3.01%            05/12/08       100,000         100,000,993
--------------------------------------------------------------------------------------
Swedbank A.B. 4.66%                         05/02/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Toronto Dominion Bank 5.13%                 03/03/08       100,000         100,000,000
--------------------------------------------------------------------------------------
UBS A.G
  3.00%                                     07/23/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  3.03%                                     08/21/08       100,000         100,002,367
--------------------------------------------------------------------------------------
  4.30%                                     07/08/08       200,000         200,000,000
--------------------------------------------------------------------------------------
  5.33%                                     06/10/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  5.39%                                     03/17/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  5.52%                                     03/06/08       100,000         100,000,000
--------------------------------------------------------------------------------------
UBS A.G. (United Kingdom) 4.27%(c)          07/09/08        25,000          25,102,328
--------------------------------------------------------------------------------------
UniCredito Italiano S.p.A
  3.21%                                     07/29/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  4.76%                                     04/03/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  4.92%                                     05/29/08        95,000          95,000,000
--------------------------------------------------------------------------------------
Wachovia Bank, N.A.
  3.93%(d)                                  01/27/09       100,000         100,000,000
--------------------------------------------------------------------------------------
  5.40%                                     03/28/08        19,000          19,004,739
--------------------------------------------------------------------------------------
Westpac Banking Corp. 4.70%                 04/02/08       100,000         100,000,878
======================================================================================
     Total Certificates of Deposit (Cost
       $6,252,463,748)                                                   6,252,463,748
======================================================================================



MEDIUM-TERM NOTES-6.91%

Abbey National Treasury Services PLC
  Floating Rate MTN 4.68%(b)(c)(d)          10/02/08       100,000         100,130,410
--------------------------------------------------------------------------------------
AIG Matched Funding Corp. Floating Rate
  MTN 3.08%(b)(d)                           06/16/08        75,000          75,001,277
--------------------------------------------------------------------------------------
Allstate Life Global Funding,
  Floating Rate MTN
  3.15%(b)(d)                               09/26/08        50,000          50,000,000
--------------------------------------------------------------------------------------
  5.21%(b)(d)                               12/08/08        60,000          60,036,862
--------------------------------------------------------------------------------------
Allstate Life Global Funding II,
  Floating Rate MTN
  3.20%(b)(d)                               10/15/08       130,000         130,000,000
--------------------------------------------------------------------------------------
  3.26%(b)(d)                               10/07/08       140,000         140,000,000
--------------------------------------------------------------------------------------
Credit Agricole S.A. Floating Rate MTN
  3.84%(b)(c)(d)                            08/26/08       100,000         100,000,000
--------------------------------------------------------------------------------------
MBIA Global Funding, LLC Floating Rate
  MTN 5.13%(b)(d)                           06/05/08       100,000         100,006,313
--------------------------------------------------------------------------------------
MetLife of Connecticut Institutional
  Funding Ltd. (United Kingdom) Floating
  Rate MTN 3.40%(d)                         04/30/08       270,000         270,141,191
--------------------------------------------------------------------------------------
National Australia Bank Ltd. Floating
  Rate MTN 4.73%(b)(c)(d)                   10/01/08       100,000         100,093,853
--------------------------------------------------------------------------------------
New York Life Funding (United Kingdom)
  Floating Rate MTN 4.83%(b)(d)             04/14/08        75,000          75,033,991
--------------------------------------------------------------------------------------
Royal Bank of Canada Floating Rate MTN
  3.23%(b)(c)(d)                            10/09/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Royal Bank of Scotland PLC Sr. Unsec.
  Floating Rate MTN 3.12%(b)(c)(d)          09/19/08        60,000          60,000,000
--------------------------------------------------------------------------------------
Svenska Handelsbanken A.B. Floating Rate
  MTN 3.11%(b)(c)(d)                        09/13/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Toyota Motor Credit Corp. Series B,
  Floating Rate MTN 3.22%(d)                02/06/09       100,000         100,000,000
--------------------------------------------------------------------------------------
Westpac Banking Corp.,
  Floating Rate MTN
  3.17%(c)(d)                               09/05/08        30,000          30,000,671
--------------------------------------------------------------------------------------
  4.64%(c)(d)                               02/06/09       150,000         149,945,058
======================================================================================
     Total Medium-Term Notes (Cost
       $1,740,389,626)                                                   1,740,389,626
======================================================================================



6          SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                           AMOUNT
                                            MATURITY        (000)           VALUE
--------------------------------------------------------------------------------------

VARIABLE RATE DEMAND NOTES-LETTER OF CREDIT
  ENHANCED-5.64%(d)(e)(f)

989 Market Street LLC Series 2006,
  Incremental Taxable Bonds
  (LOC-Wachovia Bank, N.A.) 3.34%(g)        03/01/26      $  7,600     $     7,600,000
--------------------------------------------------------------------------------------
A Mining Group LLC; Series 2006,
  Incremental Taxable Bonds
  (LOC-Wachovia Bank, N.A.) 3.44%(g)        06/01/29        11,355          11,355,000
--------------------------------------------------------------------------------------
Advance Packaging Corp.; Series 2006,
  Taxable Securities (LOC-Fifth Third
  Bank) 3.60%(g)                            10/01/36         3,850           3,850,000
--------------------------------------------------------------------------------------
Alamogordo (City of), New Mexico (Gerald
  Champion Regional Medical Center);
  Series 2007 B, Refunding Taxable
  Hospital Improvement RB (LOC-Bank of
  America, N.A.) 3.20%(g)                   07/01/18         8,020           8,020,000
--------------------------------------------------------------------------------------
Albany (City of), New York Industrial
  Development Agency (Albany Medical
  Center Hospital); Series 2006 B,
  Taxable IDR (LOC-RBS Citizens, N.A.)
  3.37%(g)                                  05/01/35         2,350           2,350,000
--------------------------------------------------------------------------------------
Albuquerque (City of), New Mexico (KTech
  Corp. Project); Series 2002, Taxable
  RB (LOC-Wells Fargo Bank, N.A.)
  3.12%(g)                                  08/01/25         1,800           1,800,000
--------------------------------------------------------------------------------------
American Association of Retired Persons;
  Series 2001, Taxable Notes (LOC-Bank
  of America, N.A.) 3.20%(g)                05/01/31        31,200          31,200,000
--------------------------------------------------------------------------------------
Atlanticare Health Services, Inc.;
  Series 2003, Taxable Bonds
  (LOC-Wachovia Bank, N.A.) 3.39%(g)        10/01/33        16,505          16,505,000
--------------------------------------------------------------------------------------
Auburn (City of), Alabama Industrial
  Development Board; Series 2006 A,
  Refunding Taxable IDR (LOC-Allied
  Irish Banks PLC) 3.15%(c)(g)              07/01/26         5,640           5,640,000
--------------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000,
  Taxable Bonds (LOC-RBS Citizens, N.A.)
  3.39%(g)                                  02/01/15        44,140          44,140,000
--------------------------------------------------------------------------------------
Bernalillo (County of), New Mexico
  (Tempur Production USA, Inc. Project);
  Series 2005 A, Taxable RB (LOC-Bank of
  America, N.A.) 3.20%(g)                   09/01/30        10,730          10,730,000
--------------------------------------------------------------------------------------
Biola University;
  Series 2004 A, Taxable RB (LOC-Allied
  Irish Banks PLC) 3.20%(c)(g)              10/01/34        12,200          12,200,000
--------------------------------------------------------------------------------------
  Series 2004 B, Taxable RB (LOC-BNP
  Paribas) 3.20%(c)(g)                      10/01/34        12,200          12,200,000
--------------------------------------------------------------------------------------
Bochasanwais Shree Akshar Purushottam
  Swaminarayan Sanstha Inc.; Series
  2006, Taxable Bonds (LOC-Comerica
  Bank) 3.17%                               06/01/22         2,800           2,800,000
--------------------------------------------------------------------------------------
Brazos River Authority (TXU Electric Co.
  Project); Series 2001 I, Taxable PCR
  (LOC-Citibank, N.A.) 3.39%(g)             12/01/36        61,790          61,790,000
--------------------------------------------------------------------------------------
Capital Markets Access Co. LC (Boynton
  Outpatient Center, LLC Project);
  Series 2005-B, Taxable Bonds
  (LOC-Wachovia Bank, N.A.) 3.39%(g)        07/01/25         1,275           1,275,000
--------------------------------------------------------------------------------------
Capital Markets Access Co. LC (Delray
  Outpatient Properties, LLC Project);
  Series 2005-A, Taxable Bonds
  (LOC-Wachovia Bank, N.A.) 3.39%           07/01/25         8,010           8,010,000
--------------------------------------------------------------------------------------
Capital Markets Access Co. LC (Pinnacle
  Financial Project); Series 2007,
  Taxable Bonds (LOC-Wachovia Bank,
  N.A.) 3.39%                               02/01/32         5,195           5,195,000
--------------------------------------------------------------------------------------
Capital One Funding Corp.;
  Series 1999 F, Taxable Notes
  (LOC-JPMorgan Chase Bank, N.A.)
  3.30%(g)                                  12/02/19         7,280           7,280,000
--------------------------------------------------------------------------------------
  Series 2000 B, Taxable Notes
  (LOC-JPMorgan Chase Bank, N.A.)
  3.30%(g)                                  07/01/20         6,639           6,639,000
--------------------------------------------------------------------------------------
  Series 2000 C, Taxable Notes
  (LOC-JPMorgan Chase Bank, N.A.)
  3.30%(g)                                  09/01/20         6,004           6,004,000
--------------------------------------------------------------------------------------
  Series 2000 D, Taxable Notes
  (LOC-JPMorgan Chase Bank, N.A.)
  3.30%(g)                                  05/01/26         6,000           6,000,000
--------------------------------------------------------------------------------------
Chatham Capital Corp.; Series 2000,
  Taxable Notes (LOC-JPMorgan Chase
  Bank, N.A.) 3.30%(g)                      07/01/20        11,100          11,100,000
--------------------------------------------------------------------------------------
Chestnut Partnership (The); Series 1999,
  Taxable RB (LOC-Bank of America, N.A.)
  3.15%(g)                                  01/02/29        18,940          18,940,000
--------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Bethesda Living Centers-
  Viewpoint Project); Series 2004 C,
  Taxable RB (LOC-Bank of America, N.A.)
  3.22%(g)                                  08/01/30         3,625           3,625,000
--------------------------------------------------------------------------------------
Conair Corp.; Series 2002, Taxable
  Economic Development Bonds
  (LOC-Wachovia Bank, N.A.) 3.34%(g)        09/01/12         5,660           5,660,000
--------------------------------------------------------------------------------------
Corp. Finance Managers Inc., Integrated
  Loan Program; Series 2003 B, PARTs
  (LOC-Wells Fargo Bank, N.A.) 3.12%(g)     02/02/43           155             155,000
--------------------------------------------------------------------------------------
Danville (City of), Pittsylvania (County
  of), Virginia Regional Industrial
  Facility Authority (Crane Creek
  Project); Series 2005, Taxable RB
  (LOC-Wachovia Bank, N.A.) 3.39%           01/01/26           400             400,000
--------------------------------------------------------------------------------------
Detroit (City of), Michigan Economic
  Development Corp. (Waterfront
  Reclamation and Casino Development
  Project); Series 1999 A, Taxable RB
  (LOC-Deutsche Bank A.G.) 3.17%(c)(g)      05/01/09        41,830          41,830,000
--------------------------------------------------------------------------------------
Dome Corp.; Series 1991, Notes
  (LOC-Wachovia Bank, N.A.) 3.34%(g)        08/31/16         9,400           9,400,000
--------------------------------------------------------------------------------------

7          SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                           AMOUNT
                                            MATURITY        (000)           VALUE
--------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES-LETTER OF CREDIT
  ENHANCED-(CONTINUED)

Emerald Bay Club L.P.; Series 2004,
  Taxable Bonds (LOC-Wachovia Bank,
  N.A.) 3.34%(g)                            12/01/15      $  8,000     $     8,000,000
--------------------------------------------------------------------------------------
EPC Allentown, LLC; Series 2005, Taxable
  Bonds (LOC-Wachovia Bank, N.A.)
  3.34%(g)                                  07/01/30         5,825           5,825,000
--------------------------------------------------------------------------------------
Exeter Realty Co. Series 2003 A, Notes
  (LOC-General Electric Capital Corp.)
  3.34%(g)                                  10/01/13         8,000           8,000,000
--------------------------------------------------------------------------------------
Florida Christian College, Inc.; Series
  2006, Taxable RB (LOC-Fifth Third
  Bank) 3.15%(g)                            11/01/36         6,500           6,500,000
--------------------------------------------------------------------------------------
Forward Corp. Series 2005, Taxable
  Securities (LOC-Fifth Third Bank)
  3.60%(g)                                  12/01/30           900             900,000
--------------------------------------------------------------------------------------
Four Dam Pool Agency (The); (Alaska)
  Series 2004 B, Refunding Taxable
  Electric RB (LOC-Dexia Group S.A.)
  3.08%(c)(g)                               07/01/26         3,825           3,825,000
--------------------------------------------------------------------------------------
Fun Entertainment LLC; Series 2005,
  Taxable Bonds (LOC-Wachovia Bank,
  N.A.) 3.34%(g)                            01/01/25        10,075          10,075,000
--------------------------------------------------------------------------------------
Gainesville (City of) & Hall (County
  of), Georgia Development Authority
  (Fieldale Farms Corp. Project); Series
  2006, Taxable IDR (LOC-Wachovia Bank,
  N.A.) 3.39%(g)                            03/01/21        20,000          20,000,000
--------------------------------------------------------------------------------------
General Secretariat of the Organization
  of American States; Series 2001 A,
  Taxable (LOC-Bank of America, N.A.)
  3.20%(g)                                  03/01/33        17,330          17,330,000
--------------------------------------------------------------------------------------
Germain Properties of Columbus Inc.,
  Germain Real Estate Co. LLC and
  Germain Motor Co.; Series 2001,
  Taxable Notes (LOC-JPMorgan Chase
  Bank, N.A.) 3.55%                         03/01/31         7,600           7,600,000
--------------------------------------------------------------------------------------
Glendale (City of), Arizona Industrial
  Development Authority (Thunderbird,
  The Garvin School of International
  Management); Series 2005 B, Taxable
  Refunding RB (LOC-Bank of New York)
  3.20%(g)                                  07/01/35         6,300           6,300,000
--------------------------------------------------------------------------------------
Harvest Bible Chapel; Series 2004,
  Taxable RB (LOC-Fifth Third Bank)
  3.17%(g)                                  08/01/29        10,285          10,285,000
--------------------------------------------------------------------------------------
Hunter's Ridge/Southpointe; Series 2005,
  Taxable Notes (LOC-Wachovia Bank,
  N.A.) 3.34%(g)                            06/01/25         6,120           6,120,000
--------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Christian Homes, Inc.);
  Series 2007 B Taxable RB (LOC-Fifth
     Third Bank) 3.15%(g)                   05/15/31         6,825           6,825,000
--------------------------------------------------------------------------------------
  Series 2007 C Taxable Convertible
     Revenue RB (LOC-Fifth Third Bank)
     3.15%(g)                               05/15/31         8,090           8,090,000
--------------------------------------------------------------------------------------
Imaging Investment Group, L.L.C.,
  Radiology Physicians of Indian River
  County, LC and Vero Radiology
  Associates, Inc. (Imaging Radiology
  Project); Series 2005, Taxable Bonds
  (LOC-Wachovia Bank, N.A.) 3.34%(g)        05/01/31         6,975           6,975,000
--------------------------------------------------------------------------------------
JPV Capital LLC; Series 1999 A, Taxable
  Notes (LOC-Wells Fargo Bank, N.A.)
  3.39%(g)                                  12/01/39        17,500          17,500,000
--------------------------------------------------------------------------------------
Kordsa Inc.; Series 2006, Bonds
  (LOC-General Electric Capital Corp.)
  3.17%(g)                                  06/01/26         8,500           8,500,000
--------------------------------------------------------------------------------------
Lake Oswego (City of), Oregon
  Redevelopment Agency; Series 2005 B,
  Taxable TAN (LOC-Wells Fargo Bank,
  N.A.) 3.12%(g)                            06/01/20         1,185           1,185,000
--------------------------------------------------------------------------------------
Loanstar Assets Partners L.P.; Series
  2005 A, Taxable Student Loan RB
  (LOC-State Street Bank & Trust Co.)
  3.15%(b)(g)                               02/01/41       163,400         163,400,000
--------------------------------------------------------------------------------------
Lone Tree (City of), Colorado Building
  Authority; Series 2007, Taxable COP
  (LOC-Wells Fargo Bank, N.A.) 3.55%(g)     12/01/17         3,075           3,075,000
--------------------------------------------------------------------------------------
LP Pinewood SPV LLC; Series 2003,
  Taxable Notes (LOC-Wachovia Bank,
  N.A.) 3.34%(g)                            02/01/18       120,200         120,200,000
--------------------------------------------------------------------------------------
Luzerne (County of), Pennsylvania
  Industrial Development Authority
  (PennSummit Tubular LLC Project);
  Series 2006 B, Taxable RB
  (LOC-Wachovia Bank, N.A.) 3.34%           02/01/21         1,275           1,275,000
--------------------------------------------------------------------------------------
M3 Realty, LLC; Series 2007, Notes
  (LOC-General Electric Capital Corp.)
  3.19%(g)                                  01/01/33        14,920          14,920,000
--------------------------------------------------------------------------------------
Macatawa Capital Partners LLC (Profile
  Industrial Packaging Corp.); Series
  2003 A, Taxable Notes (LOC-Fifth Third
  Bank) 3.60%(g)                            12/01/53         2,335           2,335,000
--------------------------------------------------------------------------------------
Macon-Bibb (County of), Industrial
  Authority (Bass Pro Outdoor World, LLC
  Project); Series 2005, Taxable RB
  (LOC-General Electric Capital Corp.)
  3.12%(g)                                  07/01/25         5,300           5,300,000
--------------------------------------------------------------------------------------
Madison (City of), Wisconsin Community
  Development Authority (Overture
  Development Corp.); Series 2001,
  Taxable RB (LOC-JPMorgan Chase Bank,
  N.A.; U.S. Bank, N.A.; M&I Marshall &
  Ilsley Bank) 3.32%(g)                     06/01/36        58,700          58,700,000
--------------------------------------------------------------------------------------
Marsh Enterprises, LLC; Series 2003,
  Taxable Securities (LOC-Fifth Third
  Bank) 3.60%(g)                            01/01/28         8,790           8,790,000
--------------------------------------------------------------------------------------

8          SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                           AMOUNT
                                            MATURITY        (000)           VALUE
--------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES-LETTER OF CREDIT
  ENHANCED-(CONTINUED)

Massachusetts (State of) Development
  Finance Agency (Briarwood
  Retirement Community Issue);
  Series 2004 B Taxable RB
  (LOC-Comerica Bank)
  3.17%(g)                                  01/01/35      $    640     $       640,000
--------------------------------------------------------------------------------------
  3.17%                                     01/01/35         8,525           8,525,000
--------------------------------------------------------------------------------------
Meharry Medical College; Series 2001,
  Unlimited Taxable GO (LOC-Bank of
  America, N.A.) 3.20%(g)                   08/01/16         8,595           8,595,000
--------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund
  (Holland Home Obligated Group); Series
  2005 B, Taxable Refunding Limited
  Obligation RB (LOC-Fifth Third Bank)
  3.15%                                     11/01/28         7,515           7,515,000
--------------------------------------------------------------------------------------
Mississippi (State of) Business Finance
  Corp. (Belk, Inc. Project); Series
  2005, Taxable IDR (LOC-Wachovia Bank,
  N.A.) 3.34%(g)                            10/01/25        17,780          17,780,000
--------------------------------------------------------------------------------------
Mississippi (State of) Business Finance
  Corp. (Cellular South, Inc. Project);
  Series 2005, Taxable IDR (LOC-Bank of
  America, N.A.) 3.20%(b)(g)                08/01/20        10,800          10,800,000
--------------------------------------------------------------------------------------
Mississippi (State of) Business Finance
  Corp. (GE Plastices Project); Series
  1998, Taxable IDR (LOC-Citibank, N.A.)
  3.28%(g)                                  02/01/23        41,000          41,000,000
--------------------------------------------------------------------------------------
Mississippi (State of) Business Finance
  Corp. (Lextron-Visteon Leasing, LLC
  Project); Series 2003, Taxable IDR
  (LOC-JPMorgan Chase Bank, N.A.)
  3.15%(g)                                  12/01/27         7,330           7,330,000
--------------------------------------------------------------------------------------
Mississippi (State of) Business Finance
  Corp. (Viking Range Corp. Project);
  Series 2000, Taxable IDR (LOC-Bank of
  America, N.A.) 3.19%                      06/01/15         9,555           9,555,000
--------------------------------------------------------------------------------------
Missouri (State of) Development Finance
  Board (Duke Manufacturing Co.); Series
  2004 B, Taxable Home Mortgage RB
  (LOC-Bank of America, N.A.) 3.20%(g)      12/01/20         7,800           7,800,000
--------------------------------------------------------------------------------------
Missouri (State of) Development Finance
  Board (Ninth Street Garage Project);
  Series 2004 B, Taxable Infrastructure
  Facilities RB (LOC-Bank of America,
  N.A.) 3.20%(g)                            12/01/20         4,800           4,800,000
--------------------------------------------------------------------------------------
Monongalia Health System, Inc.; Series
  2008 B, Taxable Hospital Bonds
  (LOC-JPMorgan Chase Bank, N.A.)
  3.18%(g)                                  07/01/40        14,250          14,250,000
--------------------------------------------------------------------------------------
Nashville (City of), & Davidson (County
  of) Tennessee Health and Educational
  Facilities Board (Weatherly Ridge
  Apartments Project); Series 2006 B,
  Multi-Family Housing Taxable RB
  (LOC-U.S. Bank N.A.) 3.22%                12/01/41         1,900           1,900,000
--------------------------------------------------------------------------------------
Net Magan Two LLC;
  Series 2006 Taxable RB (LOC-Wachovia
  Bank, N.A.)
  3.34%(g)                                  04/01/26        11,500          11,500,000
--------------------------------------------------------------------------------------
  3.34%                                     04/01/26         3,700           3,700,000
--------------------------------------------------------------------------------------
New Jersey (State of) Economic
  Development Authority Thermal Energy
  Facilities (Marina Energy LLC-2001
  Project); Series B, Taxable RB
  (LOC-Wachovia Bank, N.A.) 3.12%(g)        09/01/21         7,700           7,700,000
--------------------------------------------------------------------------------------
Newport News (City of), Virginia
  Economic Development Authority
  (Newport News Shipbuilding Project);
  Series 2000 B, Taxable Incremental RB
  (LOC-Wachovia Bank, N.A.) 3.44%(g)        07/01/31        19,505          19,505,000
--------------------------------------------------------------------------------------
NGSP, Inc.; Series 2006, Taxable RB
  (LOC-Bank of America, N.A.) 3.20%(g)      06/01/46         6,500           6,500,000
--------------------------------------------------------------------------------------
Nicholas Capital Investments, LLC
  (Nicholas Plastics, Inc.); Series
  2005-A, Taxable Notes (LOC-Fifth Third
  Bank) 3.34%(g)                            02/01/45         5,100           5,100,000
--------------------------------------------------------------------------------------
Old Hickory (City of), Tennessee (AHPC)
  Series 2005, Bonds (LOC-Wachovia Bank,
  N.A.) 3.15%(g)                            01/01/20         2,110           2,110,000
--------------------------------------------------------------------------------------
Polk (County of), Florida Industrial
  Development Authority (GSG Investments
  Project); Series 2005 B, Taxable IDR
  (LOC-Wachovia Bank, N.A.) 3.39%(g)        05/01/27         3,270           3,270,000
--------------------------------------------------------------------------------------
Porterfield Family Partners, L.P.;
  Series 2004, Taxable Notes
  (LOC-Wachovia Bank, N.A.) 3.39%(g)        07/01/14         2,900           2,900,000
--------------------------------------------------------------------------------------
Prince George's (County of), Maryland
  (Collington Episcopal Life Care
  Community, Inc.); Series 2006 C,
  Taxable RB (LOC-Bank of America, N.A.)
  3.15%(g)                                  04/01/15         6,390           6,390,000
--------------------------------------------------------------------------------------
Racetrac Capital, LLC; Series 2000,
  Taxable Bonds (LOC-Regions Bank)
  3.17%(g)                                  09/01/20        15,700          15,700,000
--------------------------------------------------------------------------------------
Ray, R.G. Corp.; Series 2000, Taxable
  Bonds (LOC-Bank of America, N.A.)
  3.20%(g)                                  01/01/15         2,190           2,190,000
--------------------------------------------------------------------------------------
Richmond (City of), Redevelopment &
  Housing Authority (1995 Old Manchester
  Project); Series 1995 B, Taxable RB
  (LOC-Wachovia Bank, N.A.) 3.31%(g)        12/01/25         1,590           1,590,000
--------------------------------------------------------------------------------------
Roanoke Rapids (City of), North Carolina
  Music and Entertainment District;
  Series 2007, Special RB (LOC-Bank of
  America, N.A.) 3.20%(g)                   07/01/27        11,500          11,500,000
--------------------------------------------------------------------------------------

9          SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                           AMOUNT
                                            MATURITY        (000)           VALUE
--------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES-LETTER OF CREDIT
  ENHANCED-(CONTINUED)

Rockwood Quarry, LLC; Series 2002,
  Taxable Notes (LOC-Fifth Third
  Bank) 3.60%(g)                            12/01/22      $  4,100     $     4,100,000
--------------------------------------------------------------------------------------
Roman Catholic Diocese of Charlotte;
  Series 2002, Taxable Bonds
  (LOC-Wachovia Bank, N.A.) 3.34%(g)        05/01/14        11,360          11,360,000
--------------------------------------------------------------------------------------
Roman Catholic Diocese of Raleigh;
  Series 2002 A Taxable RB (LOC-Bank of
  America, N.A.)
  3.17%                                     06/01/18         4,000           4,000,000
--------------------------------------------------------------------------------------
  3.17%(g)                                  06/01/18         1,200           1,200,000
--------------------------------------------------------------------------------------
S&L Capital, LLC (J&L Development of
  Holland, LLC); Series 2005 A, Taxable
  RB (LOC-Federal Home Loan Bank of
  Indianapolis) 3.34%(g)                    07/01/40         4,015           4,015,000
--------------------------------------------------------------------------------------
S&L Capital, LLC (LJ&S Development,
  LLC); Series 2002 A, Taxable Notes
  (LOC-Comerica Bank) 3.34%(g)              11/04/42         5,000           5,000,000
--------------------------------------------------------------------------------------
Sabri Arac (The Quarry Lane School);
  Series 2005, Taxable Bonds (LOC-Bank
  of America, N.A.) 3.20%(g)                10/01/35        20,500          20,500,000
--------------------------------------------------------------------------------------
Santa Rosa (City of), California
  (Rancheria Tachi Yokut Tribe); Series
  2004, Taxable RB (LOC-JPMorgan Chase
  Bank, N.A.) 3.55%(g)                      09/01/19        34,515          34,515,000
--------------------------------------------------------------------------------------
Savannah College of Art and Design,
  Inc.; Series 2004, Taxable RB
  (LOC-Bank of America, N.A.) 3.20%(g)      04/01/24        22,669          22,668,669
--------------------------------------------------------------------------------------
Shepherd Capital LLC (Trade Center);
  Series 2004 A, Taxable Notes (LOC-
  Fifth Third Bank) 3.34%(g)                07/01/54        10,000          10,000,000
--------------------------------------------------------------------------------------
Shepherd Capital LLC (Open Terrace);
  Series 2002 B, Taxable Notes
  (LOC-Wachovia Bank, N.A.) 3.34%(g)        11/01/52         9,730           9,730,000
--------------------------------------------------------------------------------------
Shepherd Capital LLC (Hinman
  Affiliates); Series 2003 D, Taxable
  Notes (LOC-Federal Home Loan Bank of
  Indianapolis) 3.34%(g)                    10/01/53         5,660           5,660,000
--------------------------------------------------------------------------------------
Sprenger Enterprises Inc.; Series 2005,
  Option Bonds (LOC-JPMorgan Chase Bank,
  N.A.) 3.55%(g)                            10/01/35        17,400          17,400,000
--------------------------------------------------------------------------------------
Thomasville (City of), Georgia Payroll
  Development Authority (American Fresh
  Foods L.P.); Series 2005 B, Taxable RB
  (LOC-Wachovia Bank, N.A.) 3.39%(g)        09/01/17         1,675           1,675,000
--------------------------------------------------------------------------------------
Tift (County of), Development Authority
  (Heatcraft Refrigeration Products LLC
  Project);
  Series 2008 A Taxable RB (LOC-Wachovia
  Bank, N.A.)
  3.34%(g)                                  02/01/18         3,600           3,600,000
--------------------------------------------------------------------------------------
  Series 2008 B Taxable RB (LOC-Wachovia
  Bank, N.A.)
  3.34%(g)                                  02/01/18        12,700          12,700,000
--------------------------------------------------------------------------------------
Trinity Funding LLC (Trinity
  Affiliates); Series 2006 A, Taxable RB
  (LOC-Fifth Third Bank) 3.60%(g)           03/01/36        16,230          16,230,000
--------------------------------------------------------------------------------------
United Fuels, LLC; Series 2006, Taxable
  RB (LOC-Fifth Third Bank) 3.60%(g)        01/01/31         4,710           4,710,000
--------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; Series 2001, Taxable RB
  (LOC-Wachovia Bank, N.A.) 3.39%(g)        07/01/26        43,070          43,070,000
--------------------------------------------------------------------------------------
Wake Forest University; Series 1997,
  Taxable RB (LOC-Wachovia Bank, N.A.)
  3.29%(g)                                  07/01/17         2,400           2,400,000
--------------------------------------------------------------------------------------
West Michigan Heart Capital LLC
  (Leffingwell Heart, LLC); Series 2004
  A, Taxable Notes (LOC-Fifth Third
  Bank) 3.34%(g)                            05/01/44        15,280          15,280,000
--------------------------------------------------------------------------------------
Westmoreland (County of), Pennsylvania
  Industrial Development Authority
  (Excela Health Project); Series 2005
  D, Taxable Health System IDR
  (LOC-Wachovia Bank, N.A.) 3.32%(g)        07/01/25         1,900           1,900,000
--------------------------------------------------------------------------------------
Young Men's Christian Association of
  Hunterdon County New Jersey; Series
  2004, Taxable Notes (LOC-Wachovia
  Bank, N.A.) 3.34%(g)                      02/01/24         2,110           2,110,000
--------------------------------------------------------------------------------------
Ziegler Columbus LLC / Ziegler St. Cloud
  LLC; Series 2007, Notes (LOC-General
  Electric Capital Corp.) 3.19%(g)          01/01/33        25,000          25,000,000
======================================================================================
     Total Variable Rate Demand Notes
       (Cost $1,420,491,669)                                             1,420,491,669
======================================================================================



MASTER NOTE AGREEMENTS-5.27%(h)

Goldman Sachs Credit Partners L.P.,
  (Acquired 02/01/08; Cost $150,000,000)
  3.27%(b)(g)(i)                            06/02/08       150,000         150,000,000
--------------------------------------------------------------------------------------
  (Acquired 12/21/07; Cost $150,000,000)
  3.38%(b)(g)(i)(j)                               --       150,000         150,000,000
--------------------------------------------------------------------------------------
Lehman Brothers Inc.,
  3.28%(b)(d)(g)(j)                               --       260,000         260,000,000
--------------------------------------------------------------------------------------
  3.33%(b)(g)                               12/25/08       267,000         267,000,000
--------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  3.33%(b)(d)(g)(j)                               --       500,000         500,000,000
======================================================================================
     Total Master Note Agreements (Cost
       $1,327,000,000)                                                   1,327,000,000
======================================================================================



10          SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                           AMOUNT
                                            MATURITY        (000)           VALUE
--------------------------------------------------------------------------------------

FUNDING AGREEMENTS-2.49%

MetLife Insurance Co. of Connecticut,
  (Acquired 08/27/07; Cost $100,000,000)
  3.15%(b)(d)(i)                            08/27/08      $100,000     $   100,000,000
--------------------------------------------------------------------------------------
  (Acquired 11/21/07; Cost $125,000,000)
  3.15%(b)(d)(i)                            11/21/08       125,000         125,000,000
--------------------------------------------------------------------------------------
  (Acquired 10/12/07; Cost $3,000,000)
  4.52%(b)(d)(i)                            10/10/08         3,000           3,000,000
--------------------------------------------------------------------------------------
Metropolitan Life Insurance Co.,
  Floating Rate
  (Acquired 09/13/07; Cost $10,000,000)
  3.51%(b)(d)(i)                            11/28/08        10,000          10,000,000
--------------------------------------------------------------------------------------
  (Acquired 09/13/07; Cost $5,000,000)
  4.21%(b)(d)(i)                            11/18/08         5,000           5,000,000
--------------------------------------------------------------------------------------
  (Acquired 11/27/07; Cost $125,000,000)
  5.07%(b)(d)(i)                            10/09/08       125,000         125,000,000
--------------------------------------------------------------------------------------
New York Life Insurance Co. (Acquired
  04/04/07; Cost $259,000,000)
  4.89%(b)(d)(i)                            04/04/08       259,000         259,000,000
======================================================================================
     Total Funding Agreements (Cost
       $627,000,000)                                                       627,000,000
======================================================================================



TIME DEPOSITS-2.00%

ABN AMRO Bank N.V. (Cayman Islands)
  3.25%(c)(g)(i)                            03/03/08       300,000         300,000,000
--------------------------------------------------------------------------------------
KBC Bank N.V. (Cayman Islands)
  3.25%(c)(g)(i)                            03/03/08       203,690         203,689,816
======================================================================================
     Total Time Deposits (Cost
       $503,689,816)                                                       503,689,816
======================================================================================



ASSET-BACKED SECURITIES-0.60%

FULLY SUPPORTED MONOLINE-0.21%

Wachovia Asset Securitization Issuance,
  LLC; Series 2004-HEMM1, Class A, Money
  Market Notes (CEP-Financial Security
  Assurance Inc.) 3.29%(b)(d)(k)            11/25/34        52,643          52,643,118
======================================================================================


STRUCTURED-0.39%

Paragon Mortgages PLC (United Kingdom)
  Series 15A, Class A1, Floating Rate
  Notes 3.12%(b)(c)(d)                      12/15/39        98,639          98,639,460
======================================================================================
     Total Asset-Backed Securities (Cost
       $151,282,578)                                                       151,282,578
======================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-83.84% (Cost
  $21,118,522,527)                                                      21,118,522,527
======================================================================================





                                                      REPURCHASE
                                                        AMOUNT

REPURCHASE AGREEMENTS-17.53%(l)

Banc of America Securities LLC, Joint agreement
  dated 02/29/08, aggregate maturing value
  $150,020,625 (collateralized by U.S. Government
  obligations valued at $153,000,901; 2.00%-6.25%,
  02/28/10-08/15/23) 1.65%, 03/03/08                  149,513,186       149,492,631
-----------------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  02/29/08, aggregate maturing value
  $1,000,265,000 (collateralized by U.S.
  Government sponsored obligations valued at
  $1,020,000,000; 4.50%-7.00%, 11/01/18-11/01/47)
  3.18%, 03/03/08                                     643,682,874       643,512,343
-----------------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  02/29/08, aggregate maturing value $303,571,795
  (collateralized by U.S. Government sponsored
  obligations valued at $309,563,501; 3.75%-5.13%,
  05/07/10-05/27/15) 3.11%, 03/03/08                   88,516,074        88,493,140
-----------------------------------------------------------------------------------
BNP Paribas, Joint agreement dated 02/29/08,
  aggregate maturing value $800,216,333
  (collateralized by U.S. Government sponsored and
  Corporate obligations valued at $821,496,418;
  0%-20.79%, 01/08/09-08/25/37) 3.25%, 03/03/08(c)    541,122,737       540,976,448
-----------------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $650,000,984 (collateralized by U.S. Government
  obligations valued at $663,001,003; 2.38%-5.13%,
  05/31/08-01/15/25) 1.75%, 03/03/08                  149,928,067       150,000,000
-----------------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $950,256,896 (collateralized by Corporate
  obligations valued at $997,500,001; 0%,
  03/25/35-10/25/46) 3.25%, 03/03/08                  645,174,419       645,000,000
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $1,000,265,000 (collateralized by U.S.
  Government sponsored obligations valued at
  $1,020,000,000; 4.50%-7.00%, 08/01/18-01/01/38)
  3.18%, 03/03/08                                     186,569,954       186,520,526
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $300,077,500 (collateralized by U.S. Government
  sponsored obligations valued at $306,000,622;
  2.75%-6.25%, 03/15/08-06/01/37) 3.10%, 03/03/08     195,102,960       195,052,571
-----------------------------------------------------------------------------------
Fortis Bank N.V./S.A., Joint agreement dated
  02/29/08, aggregate maturing value $800,215,000
  (collateralized by Corporate obligations valued
  at $840,000,001; 0%-6.00%, 02/25/34-06/03/52)
  3.23%, 03/03/08(c)                                  553,148,619       553,000,000
-----------------------------------------------------------------------------------
Goldman, Sachs & Co., Open joint agreement with no
  specified maturity date, (collateralized by
  Corporate obligations valued at $315,000,000;
  0%-3.49%, 09/15/32-02/15/51) 3.20%,(m)                       --       150,000,000
-----------------------------------------------------------------------------------

11          SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO



                                                      REPURCHASE
                                                        AMOUNT           VALUE
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Greenwich Capital Markets, Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $1,000,263,333 (collateralized by U.S.
  Government sponsored obligations valued at
  $1,020,000,815; 4.50%-8.00%, 04/01/22-11/01/47)
  3.16%, 03/03/08                                    $768,328,381      $768,127,108
-----------------------------------------------------------------------------------
JPMorgan Securities Inc., Joint agreement dated
  02/29/08, aggregate maturing value $650,097,500
  (collateralized by U.S. Government obligations
  valued at $663,007,984; 3.25%-5.00%, 12/31/09-
  02/15/12) 1.80%, 03/03/08                           150,022,500       150,000,000
-----------------------------------------------------------------------------------
Wachovia Capital Markets, LLC, Joint agreement
  dated 02/29/08, aggregate maturing value
  $500,134,583 (collateralized by Corporate
  obligations valued at $525,000,001; 0%-3.67%,
  06/15/19-02/15/51) 3.23%, 03/03/08                  195,052,488       195,000,000
===================================================================================
     Total Repurchase Agreements (Cost
       $4,415,174,767)                                                4,415,174,767
===================================================================================
TOTAL INVESTMENTS(n)(o)-101.37% (Cost
  $25,533,697,294)                                                   25,533,697,294
===================================================================================
OTHER ASSETS LESS LIABILITIES-(1.37)%                                  (345,023,520)
===================================================================================
NET ASSETS-100.00%                                                  $25,188,673,774
___________________________________________________________________________________
===================================================================================



Investment Abbreviations:

CEP     - Credit Enhancement Provider
COP     - Certificates of Participation
GO      - General Obligation Bonds
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
MTN     - Medium-Term Notes
PARTs   - Pooled Adjustable Rate Taxable Notes(SM)
PCR     - Pollution Control Revenue Bonds
RACERS  - Restructured Asset Certificates with Enhanced Return(SM)
RB      - Revenue Bonds
Sr.     - Senior
TAN     - Tax Anticipation Notes
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2008 was $10,855,783,670, which represented 43.10% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 7.6%; United Kingdom: 7.2%; France: 7.0%; other countries less than 5%: 10.1%.
(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2008.
(e) Demand security payable upon demand by the Fund with usually no more than seven calendar days' notice.
(f) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(h) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending on the timing of the demand.
(i) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at February 29, 2008 was $1,430,689,816, which represented 5.68% of the Fund's Net Assets.
(j) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(k) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(l)   Principal amount equals value at period end. See Note 1J.
(m) Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(n)   Also represents cost for federal income tax purposes.
(o) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.


12          SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS

February 29, 2008
(Unaudited)





                                                               PRINCIPAL
                                                                 AMOUNT
                                                    MATURITY     (000)          VALUE
-----------------------------------------------------------------------------------------

COMMERCIAL PAPER-69.73%(A)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/LEASES-0.36%

Fountain Square Commercial Funding Corp. 3.40%(b)   03/27/08    $ 30,000   $   29,926,333
=========================================================================================


ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-3.49%

Old Line Funding, LLC
  3.13%(b)                                          04/02/08      53,426       53,277,357
-----------------------------------------------------------------------------------------
  3.40%(b)                                          03/11/08      50,000       49,952,778
-----------------------------------------------------------------------------------------
Thunder Bay Funding, LLC
  3.12%(b)                                          04/08/08      75,000       74,753,000
-----------------------------------------------------------------------------------------
  3.30%(b)                                          03/12/08      60,491       60,430,005
-----------------------------------------------------------------------------------------
  3.40%(b)                                          03/11/08      54,151       54,099,857
=========================================================================================
                                                                              292,512,997
=========================================================================================


ASSET-BACKED SECURITIES-FULLY BACKED-2.68%

Curzon Funding Ltd./LLC (CEP-American
  International Group Inc.)
  3.25%(b)                                          03/19/08      50,000       49,918,750
-----------------------------------------------------------------------------------------
  3.32%(b)                                          04/01/08      75,000       74,785,583
-----------------------------------------------------------------------------------------
  3.40%(b)                                          03/28/08     100,000       99,745,000
=========================================================================================
                                                                              224,449,333
=========================================================================================


ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-3.96%

Concord Minutemen Capital Co., LLC-Series A
  (Multi CEP's-Liberty Hampshire Co., LLC; agent)
  3.30%(b)                                          03/12/08      20,000       19,979,833
-----------------------------------------------------------------------------------------
  3.35%(b)                                          04/18/08      26,392       26,274,116
-----------------------------------------------------------------------------------------
  3.50%(b)                                          03/20/08     100,000       99,815,278
-----------------------------------------------------------------------------------------
Crown Point Capital Co., LLC-Series A
  (Multi CEP's-Liberty Hampshire Co. LLC; agent)
  3.30%(b)                                          03/19/08      10,000        9,983,500
-----------------------------------------------------------------------------------------
  3.40%(b)                                          04/15/08      10,000        9,957,500
-----------------------------------------------------------------------------------------
  3.50%(b)                                          03/19/08      50,000       49,912,500
-----------------------------------------------------------------------------------------
Long Lane Master Trust IV-Series A, (CEP-Bank of
  America N.A.) 3.15%(b)                            03/10/08      21,600       21,582,990
-----------------------------------------------------------------------------------------
Variable Funding Capital Co., LLC (CEP-Wachovia
  Bank N.A.)
  3.13%(b)                                          04/01/08      20,000       19,946,094
-----------------------------------------------------------------------------------------
  3.20%(b)                                          03/19/08      75,000       74,880,000
=========================================================================================
                                                                              332,331,811
=========================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-23.78%

Amsterdam Funding Corp.
  3.95%(b)                                          03/13/08      50,000       49,934,167
-----------------------------------------------------------------------------------------
  4.40%(b)                                          03/06/08      81,700       81,650,072
-----------------------------------------------------------------------------------------
  4.45%(b)                                          03/07/08      34,000       33,974,783
-----------------------------------------------------------------------------------------
Atlantic Asset Securitization LLC
  3.15%(b)                                          03/24/08      75,000       74,849,062
-----------------------------------------------------------------------------------------
  3.22%(b)                                          04/28/08      75,000       74,610,917
-----------------------------------------------------------------------------------------
  3.32%(b)                                          03/25/08      34,855       34,777,854
-----------------------------------------------------------------------------------------
  3.90%(b)                                          03/17/08     100,000       99,826,667
-----------------------------------------------------------------------------------------
  3.92%(b)                                          03/14/08      96,050       95,914,036
-----------------------------------------------------------------------------------------
Barton Capital LLC
  4.00%(b)                                          03/06/08      50,000       49,972,222
-----------------------------------------------------------------------------------------
  4.15%(b)                                          03/05/08      50,000       49,976,944
-----------------------------------------------------------------------------------------
Clipper Receivables Co., LLC
  3.20%(b)                                          03/03/08     100,000       99,982,222
-----------------------------------------------------------------------------------------
  3.35%(b)(c)                                       03/03/08     100,000       99,981,389
-----------------------------------------------------------------------------------------
CRC Funding, LLC
  4.20%(b)                                          03/11/08      50,000       49,941,667
-----------------------------------------------------------------------------------------
  4.32%(b)                                          03/04/08      75,000       74,973,000
-----------------------------------------------------------------------------------------
  4.45%(b)                                          03/03/08     100,000       99,975,278
-----------------------------------------------------------------------------------------
Fairway Finance Co., LLC
  3.20%(b)                                          03/14/08      75,000       74,913,333
-----------------------------------------------------------------------------------------
  3.25%(b)                                          04/25/08      30,000       29,851,042
-----------------------------------------------------------------------------------------
  3.34%(b)                                          03/14/08      54,000       53,934,870
-----------------------------------------------------------------------------------------
  3.40%(b)                                          03/13/08     100,000       99,886,667
-----------------------------------------------------------------------------------------
  3.95%(b)                                          03/07/08      50,000       49,967,083
-----------------------------------------------------------------------------------------
Gemini Securitization Corp. LLC
  3.12%(b)                                          04/07/08      50,000       49,839,667
-----------------------------------------------------------------------------------------
  3.15%(b)                                          03/04/08      50,143       50,129,837
-----------------------------------------------------------------------------------------
  3.17%(b)                                          03/20/08      75,000       74,874,521
-----------------------------------------------------------------------------------------
  3.30%(b)                                          03/10/08      95,000       94,921,625
-----------------------------------------------------------------------------------------
Sheffield Receivables Corp.
  3.12%(b)                                          03/25/08      50,000       49,896,167
-----------------------------------------------------------------------------------------
  3.14%(b)                                          04/07/08      51,500       51,333,798
-----------------------------------------------------------------------------------------
  3.15%(b)                                          04/07/08      75,000       74,757,188
-----------------------------------------------------------------------------------------
  3.38%(b)                                          03/03/08      50,000       49,990,611
-----------------------------------------------------------------------------------------
Windmill Funding Corp.
  4.40%(b)                                          03/06/08      43,750       43,723,264
-----------------------------------------------------------------------------------------
  4.45%(b)                                          03/07/08      75,000       74,944,375
=========================================================================================
                                                                            1,993,304,328
=========================================================================================



13          SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                               PRINCIPAL
                                                                 AMOUNT
                                                    MATURITY     (000)          VALUE
-----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-TRADE RECEIVABLES-2.23%

CAFCO, LLC
  3.60%(b)                                          03/18/08    $ 50,000   $   49,915,000
-----------------------------------------------------------------------------------------
  3.92%(b)                                          03/18/08      36,915       36,846,666
-----------------------------------------------------------------------------------------
  3.94%(b)                                          03/12/08     100,000       99,879,611
=========================================================================================
                                                                              186,641,277
=========================================================================================


CONSUMER FINANCE-9.06%

American Express Credit Corp.
  2.98%                                             04/18/08      75,000       74,702,000
-----------------------------------------------------------------------------------------
  3.14%                                             03/13/08      25,000       24,973,833
-----------------------------------------------------------------------------------------
  4.32%                                             03/05/08     100,000       99,952,000
-----------------------------------------------------------------------------------------
American Honda Finance Corp.
  3.00%                                             03/10/08     102,000      101,923,500
-----------------------------------------------------------------------------------------
  3.50%                                             03/12/08      24,000       23,974,333
-----------------------------------------------------------------------------------------
  3.80%                                             03/12/08       5,000        4,994,194
-----------------------------------------------------------------------------------------
  3.80%                                             03/14/08      40,000       39,945,111
-----------------------------------------------------------------------------------------
Toyota Motor Credit Corp.
  2.86%                                             04/21/08      50,000       49,797,417
-----------------------------------------------------------------------------------------
  2.88%                                             04/25/08      75,000       74,670,000
-----------------------------------------------------------------------------------------
  2.90%                                             04/10/08     100,000       99,677,778
-----------------------------------------------------------------------------------------
  2.99%                                             03/28/08      50,000       49,887,875
-----------------------------------------------------------------------------------------
  3.02%                                             03/26/08      75,000       74,842,708
-----------------------------------------------------------------------------------------
  3.83%                                             03/13/08      40,000       39,948,933
=========================================================================================
                                                                              759,289,682
=========================================================================================


DIVERSIFIED BANKS-17.07%

Bank of America Corp.
  2.95%                                             04/16/08     100,000       99,623,056
-----------------------------------------------------------------------------------------
  2.95%                                             04/22/08     100,000       99,573,889
-----------------------------------------------------------------------------------------
  2.96%                                             04/21/08     100,000       99,580,667
-----------------------------------------------------------------------------------------
  2.99%                                             04/04/08      80,000       79,774,467
-----------------------------------------------------------------------------------------
Citigroup Funding Inc.
  3.02%                                             03/27/08      75,000       74,836,417
-----------------------------------------------------------------------------------------
  3.10%                                             04/10/08      80,000       79,724,444
-----------------------------------------------------------------------------------------
  3.10%                                             04/11/08      85,000       84,699,903
-----------------------------------------------------------------------------------------
  3.10%                                             04/14/08     100,000       99,621,111
-----------------------------------------------------------------------------------------
  3.10%                                             04/18/08      75,000       74,690,000
-----------------------------------------------------------------------------------------
JP Morgan Chase & Co.
  2.93%                                             04/11/08      90,000       89,699,675
-----------------------------------------------------------------------------------------
  2.96%                                             04/11/08      75,000       74,747,167
-----------------------------------------------------------------------------------------
  3.06%                                             03/06/08      50,000       49,978,750
-----------------------------------------------------------------------------------------
  3.10%                                             03/28/08     100,000       99,767,500
-----------------------------------------------------------------------------------------
  3.12%                                             03/25/08     100,000       99,792,000
-----------------------------------------------------------------------------------------
State Street Corp.
  2.92%                                             04/09/08      50,000       49,841,833
-----------------------------------------------------------------------------------------
  3.04%                                             03/04/08      75,000       74,981,000
-----------------------------------------------------------------------------------------
Wells Fargo & Co.
  3.17%                                             03/18/08     100,000       99,850,306
=========================================================================================
                                                                            1,430,782,185
=========================================================================================


DIVERSIFIED CAPITAL MARKETS-1.19%

Merrill Lynch & Co. Inc. 3.15%                      03/24/08     100,000       99,798,750
=========================================================================================


INDUSTRIAL CONGLOMERATES-1.67%

General Electric Co.
  3.00%                                             03/27/08     100,000       99,783,333
-----------------------------------------------------------------------------------------
  3.85%                                             03/14/08      40,000       39,944,389
=========================================================================================
                                                                              139,727,722
=========================================================================================


MULTI-LINE INSURANCE-2.76%

AIG Funding, Inc. 2.86%                             04/17/08      25,000       24,906,653
-----------------------------------------------------------------------------------------
Hartford Financial Services Group
  2.97%(b)                                          04/09/08      32,170       32,066,493
-----------------------------------------------------------------------------------------
Prudential Funding, LLC
  2.89%                                             04/11/08      75,000       74,753,146
-----------------------------------------------------------------------------------------
  3.00%                                             03/26/08     100,000       99,791,667
=========================================================================================
                                                                              231,517,959
=========================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-1.48%

General Electric Capital Services Inc.
  2.89%                                             04/18/08      75,000       74,711,000
-----------------------------------------------------------------------------------------
  2.91%                                             04/21/08      50,000       49,793,875
=========================================================================================
                                                                              124,504,875
=========================================================================================
     Total Commercial Paper (Cost $5,844,787,252)                           5,844,787,252
=========================================================================================



MASTER NOTE AGREEMENTS-9.28%(d)

Goldman Sachs Credit Partners L.P. (Acquired
  02/26/08; Cost: $300,000,000)
  3.25%(b)(e)(f)                                    04/25/08     300,000      300,000,000
-----------------------------------------------------------------------------------------
Lehman Brothers Inc.,
  3.28%(b)(c)(f)(g)                                       --     200,000      200,000,000
-----------------------------------------------------------------------------------------
  3.33%(b)(c)(f)(g)                                       --      23,000       23,000,000
-----------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  3.33%(b)(c)(f)(g)                                       --     255,000      255,000,000
=========================================================================================
     Total Master Note Agreements (Cost
       $778,000,000)                                                          778,000,000
=========================================================================================



CERTIFICATES OF DEPOSIT-1.79%

Comerica Bank
  3.14%                                             04/03/08      50,000       50,000,000
-----------------------------------------------------------------------------------------
  3.14%                                             04/04/08     100,000      100,000,000
=========================================================================================
     Total Certificates of Deposit (Cost
       $150,000,000)                                                          150,000,000
=========================================================================================



14          SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                               PRINCIPAL
                                                                 AMOUNT
                                                    MATURITY     (000)          VALUE
-----------------------------------------------------------------------------------------

BANK NOTES-0.89%

DIVERSIFIED BANKS-0.89%

Wells Fargo Bank, N.A. 3.05% (Cost $75,000,000)     03/17/08    $ 75,000   $   75,000,000
=========================================================================================



U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-0.50%

FEDERAL HOME LOAN BANK (FHLB)-0.50%

Unsec. Disc. Notes, 2.00%(a)(c)
(Cost $41,495,389)                                  03/03/08      41,500       41,495,389
=========================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-82.19% (Cost $6,889,282,641)                                  6,889,282,641
_________________________________________________________________________________________
=========================================================================================






                                                      REPURCHASE
                                                        AMOUNT

REPURCHASE AGREEMENTS-18.06%(H)

Barclays Capital Inc., Joint agreement dated
  02/29/08, aggregate maturing value
  $1,000,265,000 (collateralized by U.S.
  Government sponsored obligations valued at
  $1,020,000,000; 4.50%-7.50%, 11/01/18-11/01/47)
  3.18%, 03/03/08                                     250,066,250      250,000,000
----------------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $1,000,265,000 (collateralized by U.S.
  Government sponsored obligations valued at
  $1,020,000,000; 4.50%-7.00%, 08/01/18-01/01/38)
  3.18%, 03/03/08                                     813,696,046      813,479,474
----------------------------------------------------------------------------------
RBC Capital Markets Corp., Joint agreement dated
  02/29/08, maturing value $250,064,792
  (collateralized by U.S. Government sponsored
  obligations valued at $255,001,027; 3.50%-5.80%,
  02/12/10-01/14/15) 3.18%, 03/03/08                  400,106,000      400,000,000
----------------------------------------------------------------------------------
Societe Generale S.A., Joint agreement dated
  02/29/08, aggregate maturing value $150,038,875
  (collateralized by U.S. Government obligations
  valued at $153,002,461; 0%-4.80%, 05/02/08-
  10/15/23) 3.18%, 03/03/08                            50,013,250       50,000,000
==================================================================================
     Total Repurchase Agreements (Cost
       $1,513,479,474)                                               1,513,479,474
==================================================================================
TOTAL INVESTMENTS-100.25% (Cost
  $8,402,762,115)(i)(j)                                              8,402,762,115
==================================================================================
OTHER ASSETS LESS LIABILITIES-(0.25)%                                  (21,236,097)
==================================================================================
NET ASSETS-100.00%                                                  $8,381,526,018
__________________________________________________________________________________
==================================================================================



Investment Abbreviations:

CEP     - Credit Enhancement Provider
Disc.   - Discounted
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2008 was $3,869,232,572, which represented 46.16% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending on the timing of the demand.
(e) Security considered to be illiquid. The Fund is limited to investing 10 % of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at February 29, 2008 represented 3.58% of the Fund's Net Assets.
(f) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2008.
(g) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(h)   Principal amount equals value at period end. See Note 1J.
(i)   Also represents cost for federal income tax purposes.
(j) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.


15          SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO
SCHEDULE OF INVESTMENTS

February 29, 2008
(Unaudited)




                                                                 PRINCIPAL
                                                                   AMOUNT
                                                     MATURITY      (000)           VALUE
--------------------------------------------------------------------------------------------

U.S. TREASURY SECURITIES-29.96%

U.S. TREASURY BILLS-29.04%(A)

  4.08%                                              03/06/08     $100,000    $   99,943,333
--------------------------------------------------------------------------------------------
  4.24%                                              03/06/08      100,000        99,941,042
--------------------------------------------------------------------------------------------
  4.09%                                              03/13/08      100,000        99,863,633
--------------------------------------------------------------------------------------------
  4.07%                                              03/20/08      125,000       124,731,427
--------------------------------------------------------------------------------------------
  4.15%                                              03/20/08      125,000       124,726,215
--------------------------------------------------------------------------------------------
  3.00%                                              03/27/08      150,000       149,675,000
--------------------------------------------------------------------------------------------
  3.13%                                              03/27/08      150,000       149,661,458
--------------------------------------------------------------------------------------------
  4.01%                                              04/03/08      100,000        99,632,417
--------------------------------------------------------------------------------------------
  4.14%                                              04/17/08      100,000        99,460,022
--------------------------------------------------------------------------------------------
  4.19%                                              04/17/08      100,000        99,452,972
--------------------------------------------------------------------------------------------
  2.92%                                              04/24/08      100,000        99,562,750
--------------------------------------------------------------------------------------------
  2.18%                                              05/08/08      250,000       248,969,611
--------------------------------------------------------------------------------------------
  2.25%                                              05/15/08      100,000        99,532,083
--------------------------------------------------------------------------------------------
  3.14%                                              05/15/08      100,000        99,345,833
--------------------------------------------------------------------------------------------
  2.24%                                              05/22/08      150,000       149,236,375
--------------------------------------------------------------------------------------------
  2.16%                                              06/05/08      100,000        99,425,333
--------------------------------------------------------------------------------------------
  3.20%                                              06/12/08      200,000       198,171,750
--------------------------------------------------------------------------------------------
  3.18%                                              06/19/08      100,000        99,026,806
--------------------------------------------------------------------------------------------
  3.28%                                              06/19/08      150,000       148,496,667
--------------------------------------------------------------------------------------------
  3.18%                                              06/26/08      100,000        98,966,337
--------------------------------------------------------------------------------------------
  3.33%                                              06/26/08      150,000       148,379,063
--------------------------------------------------------------------------------------------
  2.42%                                              07/03/08      100,000        99,168,167
--------------------------------------------------------------------------------------------
  2.27%                                              07/10/08      100,000        99,175,792
--------------------------------------------------------------------------------------------
  2.34%                                              07/10/08      100,000        99,150,319
--------------------------------------------------------------------------------------------
  2.44%                                              07/17/08      150,000       148,597,000
--------------------------------------------------------------------------------------------
  2.25%                                              07/24/08      100,000        99,093,347
--------------------------------------------------------------------------------------------
  2.07%                                              07/31/08      150,000       148,688,367
--------------------------------------------------------------------------------------------
  2.40%                                              07/31/08      150,000       148,483,167
--------------------------------------------------------------------------------------------
  2.08%                                              08/07/08      150,000       148,622,000
--------------------------------------------------------------------------------------------
  2.11%                                              08/14/08      150,000       148,544,042
--------------------------------------------------------------------------------------------
  2.11%                                              08/21/08      175,000       173,229,754
============================================================================================
                                                                               3,948,952,082
============================================================================================


U.S. TREASURY NOTES-0.92%

  2.63%                                              05/15/08      125,000       124,545,785
============================================================================================
     Total U.S. Treasury Securities (Cost
       $4,073,497,867)                                                         4,073,497,867
============================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-29.96% (Cost $4,073,497,867)                                     4,073,497,867
____________________________________________________________________________________________
============================================================================================





                                                       REPURCHASE
                                                         AMOUNT            VALUE
-------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-70.24%(b)

ABN AMRO Bank N.V., Agreement dated 02/29/08,
  maturing value $250,037,500 (collateralized by
  U.S. Government obligations valued at
  $255,000,392; 2.75%-5.50%, 02/28/13-08/15/28)
  1.80%, 03/03/08                                    $  250,037,500   $   250,000,000
-------------------------------------------------------------------------------------
Banc of America Securities LLC, Joint agreement
  dated 02/29/08, aggregate maturing value
  $150,020,625 (collateralized by U.S. Government
  obligations valued at $153,000,901; 2.00%-6.25%,
  02/28/10-08/15/23) 1.65%, 03/03/08                        507,439           507,369
-------------------------------------------------------------------------------------
Banc of America Securities LLC, Joint agreement
  dated 02/29/08, aggregate maturing value
  $650,089,375 (collateralized by U.S. Government
  obligations valued at $663,000,146; 2.00%-5.13%,
  07/31/09-06/30/11) 1.65%, 03/03/08                    650,089,375       650,000,000
-------------------------------------------------------------------------------------
Barclays Capital Inc., Agreement dated 02/29/08,
  maturing value $1,000,150,000 (collateralized by
  U.S. Government obligations valued at
  $1,020,000,063; 2.63%-6.00%; 05/15/08-07/15/12)
  1.80%, 03/03/08                                     1,000,150,000     1,000,000,000
-------------------------------------------------------------------------------------
BNP Paribas Securities Corp., Agreement dated
  02/29/08, maturing value $700,105,000
  (collateralized by U.S. Government obligations
  valued at $714,000,343; 2.00%-2.50%, 01/15/14-
  07/15/16) 1.80%, 03/03/08                             700,105,000       700,000,000
-------------------------------------------------------------------------------------
CIBC World Markets, Inc., Agreement dated
  02/29/08, maturing value $100,015,000
  (collateralized by U.S. Government obligations
  valued at $102,001,384; 3.13%-6.00%, 09/15/08-
  05/15/37) 1.80%, 03/03/08                             100,015,000       100,000,000
-------------------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $650,000,984 (collateralized by U.S. Government
  obligations valued at $663,001,003; 2.38%-5.13%;
  05/31/08-01/15/25) 1.75%, 03/03/08                    500,072,917       500,000,000
-------------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Agreement
  dated 02/29/08, maturing value $500,075,000
  (collateralized by U.S. Government obligations
  valued at $510,002,048; 7.50%-8.00%, 11/15/21-
  11/15/24) 1.80%, 03/03/08                             500,075,000       500,000,000
-------------------------------------------------------------------------------------
Deutsche Bank Securities Inc., Agreement dated
  02/29/08, maturing value $1,700,255,000
  (collateralized by U.S. Government obligations
  valued at $1,734,000,924; 0%-8.50%, 06/26/08-
  08/15/28) 1.80%, 03/03/08                           1,700,255,000     1,700,000,000
-------------------------------------------------------------------------------------

16          SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO



                                                       REPURCHASE
                                                         AMOUNT            VALUE
-------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Fortis Securities LLC, Agreement dated 02/29/08,
  maturing value $1,000,150,000 (collateralized by
  U.S. Government obligations valued at
  $1,020,000,801; 2.00%- 8.88%, 04/15/12-02/15/38)
  1.80%, 03/03/08                                    $1,000,150,000    $1,000,000,000
-------------------------------------------------------------------------------------
Greenwich Capital Markets, Inc., Agreement dated
  02/29/08, maturing value $500,077,083
  (collateralized by U.S. Government obligations
  valued at $510,004,220; 1.63%-4.25%, 01/15/09-
  04/15/32) 1.85%, 03/03/08                             500,077,083       500,000,000
-------------------------------------------------------------------------------------
Harris Nesbitt Corp., Agreement dated 02/29/08,
  maturing value $200,030,000 (collateralized by
  U.S. Government obligations valued at
  $204,000,411; 5.50%-7.13%, 02/15/23-08/15/28)
  1.80%, 03/03/08                                       200,030,000       200,000,000
-------------------------------------------------------------------------------------
JPMorgan Securities Inc., Joint agreement dated
  02/29/08, aggregate maturing value $650,097,500
  (collateralized by U.S. Government obligations
  valued at $663,007,984; 3.25%-5.00%, 12/31/09-
  02/15/12) 1.80%, 03/03/08                             500,075,000       500,000,000
-------------------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.,
  Agreement dated 02/29/08, maturing value
  $500,072,917 (collateralized by U.S. Government
  obligations valued at $510,000,285; 4.25%-5.63%,
  05/15/08-08/15/14) 1.75%, 03/03/08                    500,072,917       500,000,000
-------------------------------------------------------------------------------------
Morgan Stanley, Agreement dated 02/29/08, maturing
  value $250,037,500 (collateralized by a U.S.
  Government obligation valued at $255,495,417;
  1.63%, 01/15/18) 1.80%, 03/03/08                      250,037,500       250,000,000
-------------------------------------------------------------------------------------
Societe Generale S.A., Agreement dated 02/29/08,
  maturing value $200,035,833 (collateralized by
  U.S. Government obligations valued at
  $204,000,458; 0%-3.13%, 08/28/08-11/30/09)
  2.15%, 03/03/08                                       200,035,833       200,000,000
-------------------------------------------------------------------------------------
Societe Generale S.A., Agreement dated 02/29/08,
  maturing value $500,075,000 (collateralized by
  U.S. Government obligations valued at
  $510,000,493; 3.63%-7.63%, 02/15/25-04/15/28)
  1.80%, 03/03/08                                       500,075,000       500,000,000
-------------------------------------------------------------------------------------
UBS Securities LLC, Agreement dated 02/29/08,
  maturing value $500,075,000 (collateralized by
  U.S. Government obligations valued at
  $510,001,115; 0.00%, 11/15/19-08/15/34) 1.80%,
  03/03/08                                              500,075,000       500,000,000
=====================================================================================
     Total Repurchase Agreements (Cost
       $9,550,507,369)                                                  9,550,507,369
=====================================================================================
TOTAL INVESTMENTS-100.20% (Cost
  $13,624,005,236)(c)                                                  13,624,005,236
=====================================================================================
OTHER ASSETS LESS LIABILITIES-(0.20)%                                     (26,606,821)
=====================================================================================
NET ASSETS-100.00%                                                    $13,597,398,415
_____________________________________________________________________________________
=====================================================================================



Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)   Principal amount equals value at period end. See Note 1J.
(c)   Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.


17          SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO
SCHEDULE OF INVESTMENTS

February 29, 2008
(Unaudited)




                                                              PRINCIPAL
                                                                AMOUNT
                                                    MATURITY    (000)          VALUE
----------------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-51.52%

FEDERAL FARM CREDIT BANK (FFCB)-4.49%

Floating Rate Bonds(a)
  3.00%                                             05/02/08   $ 30,000   $   29,998,993
----------------------------------------------------------------------------------------
  3.07%                                             01/14/09    100,000       99,991,398
----------------------------------------------------------------------------------------
  3.04%                                             03/17/09     75,000       75,000,000
========================================================================================
                                                                             204,990,391
========================================================================================


FEDERAL HOME LOAN BANK (FHLB)-32.62%

Unsec. Bonds
  2.82%                                             06/30/08     29,500       29,500,000
----------------------------------------------------------------------------------------
  2.85%                                             07/01/08     30,000       30,000,000
----------------------------------------------------------------------------------------
  4.57%                                             11/28/08     75,000       75,000,000
----------------------------------------------------------------------------------------
  2.90%                                             02/27/09     60,000       60,000,000
----------------------------------------------------------------------------------------
  2.85%                                             03/04/09    100,000      100,000,000
----------------------------------------------------------------------------------------
Unsec. Disc. Notes(b)
  2.70%                                             05/14/08     70,000       69,611,500
----------------------------------------------------------------------------------------
  4.16%                                             05/14/08     46,433       46,035,469
----------------------------------------------------------------------------------------
  2.71%                                             05/23/08     50,000       49,687,597
----------------------------------------------------------------------------------------
  4.16%                                             05/28/08     20,500       20,291,789
----------------------------------------------------------------------------------------
  4.14%                                             06/18/08     38,000       37,523,670
----------------------------------------------------------------------------------------
  2.57%                                             07/30/08    105,000      103,868,129
----------------------------------------------------------------------------------------
Unsec. Floating Rate Bonds(a)
  3.26%                                             12/12/08     25,000       25,000,000
----------------------------------------------------------------------------------------
  3.11%                                             02/13/09     75,000       75,000,000
----------------------------------------------------------------------------------------
  3.02%                                             02/17/09     95,000       95,000,000
----------------------------------------------------------------------------------------
  2.87%                                             02/27/09     75,000       75,031,894
----------------------------------------------------------------------------------------
  4.69%                                             03/26/09    100,000      100,000,000
----------------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds(a)
  2.94%                                             08/15/08     80,000       80,023,319
----------------------------------------------------------------------------------------
  2.93%                                             08/21/08    100,000      100,039,199
----------------------------------------------------------------------------------------
  4.84%                                             09/17/08     50,000       49,987,900
----------------------------------------------------------------------------------------
  3.24%                                             02/19/09     75,000       75,000,000
----------------------------------------------------------------------------------------
  2.88%                                             05/27/09    132,000      132,056,455
----------------------------------------------------------------------------------------
Unsec. Global Bonds
  3.00%                                             03/04/09     60,000       60,000,000
========================================================================================
                                                                           1,488,656,921
========================================================================================


FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-6.18%

Series M006, Class A, Taxable
  Multi-Family VRD Ctfs.
  3.12%(c)                                          10/15/45     20,977       20,977,125
----------------------------------------------------------------------------------------
Sr. Unsec. Disc. Notes(b)
  4.18%                                             04/25/08     50,000       49,680,694
----------------------------------------------------------------------------------------
  4.03%                                             05/23/08     43,051       42,650,996
----------------------------------------------------------------------------------------
Sr. Unsec. Floating Rate Medium Term Notes
  2.97%(a)                                          03/26/08     18,000       17,999,747
----------------------------------------------------------------------------------------
Sr. Unsec. Medium Term Notes
  4.16%                                             01/09/09     54,000       54,000,000
----------------------------------------------------------------------------------------
  2.80%                                             02/12/09     97,000       97,000,000
========================================================================================
                                                                             282,308,562
========================================================================================


FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-8.23%

Sr. Unsec. Disc. Notes(b)
  4.19%                                             03/05/08     50,000       49,976,722
----------------------------------------------------------------------------------------
  4.24%                                             03/12/08     50,000       49,935,299
----------------------------------------------------------------------------------------
  4.16%                                             03/20/08     50,000       49,890,222
----------------------------------------------------------------------------------------
  4.21%                                             04/07/08     50,000       49,783,653
----------------------------------------------------------------------------------------
  4.99%                                             04/25/08     30,000       29,771,521
----------------------------------------------------------------------------------------
  5.00%                                             05/12/08     30,000       29,700,000
----------------------------------------------------------------------------------------
  5.01%                                             05/12/08     20,000       19,799,600
----------------------------------------------------------------------------------------
  4.01%                                             06/04/08     73,000       72,227,518
----------------------------------------------------------------------------------------
  5.01%                                             06/06/08     25,000       24,662,521
========================================================================================
                                                                             375,747,056
========================================================================================
     Total U.S. Government Sponsored Agency
       Securities (Cost $2,351,702,930)                                    2,351,702,930
========================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-51.52% (Cost $2,351,702,930)                                 2,351,702,930
________________________________________________________________________________________
========================================================================================





                                                      REPURCHASE
                                                        AMOUNT

REPURCHASE AGREEMENTS-52.14%(D)

ABN AMRO Bank N.V., Joint agreement dated
  02/29/08, aggregate maturing value $250,064,167
  (collateralized by U.S. Government sponsored
  obligations valued at $255,003,204; 0%-6.63%,
  04/04/08-05/12/20) 3.08%, 03/03/08                  230,059,033      230,000,000
----------------------------------------------------------------------------------
Banc of America Securities LLC, Joint agreement
  dated 02/29/08, aggregate maturing value
  $250,063,750 (collateralized by U.S. Government
  sponsored obligations valued at $255,000,681;
  0%-5.25%, 05/27/08-01/16/09) 3.06%, 03/03/08        230,058,650      230,000,000
----------------------------------------------------------------------------------

18          SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                      REPURCHASE
                                                        AMOUNT           VALUE
----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Barclays Capital Inc., Joint agreement dated
  02/29/08, aggregate maturing value $303,571,795
  (collateralized by U.S. Government sponsored
  obligations valued at $309,563,501; 3.75%-5.13%,
  05/07/10-05/27/15) 3.11%, 03/03/08                 $195,050,538     $195,000,000
----------------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 02/29/08, aggregate maturing value
  $250,064,583 (collateralized by U.S. Government
  sponsored obligations valued at $255,000,277;
  3.75%-5.25%, 09/02/08-12/15/16) 3.10%, 03/03/08     230,059,417      230,000,000
----------------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $250,064,583 (collateralized by U.S. Government
  sponsored obligations valued at $255,000,662;
  4.57%-6.63%, 04/18/08-11/15/30) 3.10%, 03/03/08     230,059,417      230,000,000
----------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
  agreement dated 02/29/08, aggregate maturing
  value $250,064,792 (collateralized by a U.S.
  Government sponsored obligation valued at
  $255,001,692; 0%, 08/27/08) 3.11%, 03/03/08         175,045,354      175,000,000
----------------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $300,077,500 (collateralized by U.S. Government
  sponsored obligations valued at $306,000,622;
  2.75%-6.25%, 03/15/08-06/01/37) 3.10%, 03/03/08      74,689,218       74,669,928
----------------------------------------------------------------------------------
Fortis Securities LLC, Joint agreement dated
  02/29/08, aggregate maturing value $275,070,813
  (collateralized by U.S. Government sponsored
  obligations valued at $280,500,187; 0%-5.25%,
  05/05/08-06/05/17) 3.09%, 03/03/08                  255,065,663      255,000,000
----------------------------------------------------------------------------------
RBC Capital Markets Corp., Joint agreement dated
  02/29/08, aggregate maturing value $250,064,792
  (collateralized by U.S. Government sponsored
  obligations valued at $255,001,027; 3.50%-5.80%,
  02/12/10-01/14/15) 3.11%, 03/03/08                  150,038,875      150,000,000
----------------------------------------------------------------------------------
Societe Generale S.A., Joint agreement dated
  02/29/08, aggregate maturing value $150,038,875
  (collateralized by U.S. Government sponsored
  obligations valued at $153,002,461; 0%-4.80%,
  05/02/08-10/15/23) 3.11%, 03/03/08                  130,033,692      130,000,000
----------------------------------------------------------------------------------
Wachovia Bank, N.A., Joint agreement dated
  02/29/08, aggregate maturing value $500,128,750
  (collateralized by U.S. Government sponsored
  obligations valued at $510,000,238; 0%-7.25%,
  07/15/09-03/14/36) 3.09%, 03/03/08                  480,123,600      480,000,000
==================================================================================
     Total Repurchase Agreements (Cost
       $2,379,669,928)                                               2,379,669,928
==================================================================================
TOTAL INVESTMENTS-103.66% (Cost $4,731,372,858)(e)                   4,731,372,858
==================================================================================
OTHER ASSETS LESS LIABILITIES-(3.66)%                                 (167,101,562)
==================================================================================
NET ASSETS-100.00%                                                  $4,564,271,296
__________________________________________________________________________________
==================================================================================



Investment Abbreviations:

Ctfs.   - Certificates
Disc.   - Discounted
Sr.     - Senior
Unsec.  - Unsecured
VRD     - Variable Rate Demand


Notes to Schedule of Investments:
(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2008.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2008.
(d)  Principal amount equals value at period end. See Note 1J.
(e)  Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.


19          SHORT-TERM INVESTMENTS TRUST

GOVERNMENT TAXADVANTAGE PORTFOLIO
SCHEDULE OF INVESTMENTS

February 29, 2008
(Unaudited)




                                                               PRINCIPAL
                                                                 AMOUNT
                                                    MATURITY     (000)         VALUE
---------------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-102.22%

FEDERAL FARM CREDIT BANK (FFCB)-10.07%

Floating Rate Bonds,(a) 3.00%                       05/02/08    $ 20,000   $ 19,999,329
---------------------------------------------------------------------------------------
2.99%                                               10/27/08      35,000     34,999,864
---------------------------------------------------------------------------------------
3.04%                                               03/17/09      40,000     40,000,000
=======================================================================================
                                                                             94,999,193
=======================================================================================


FEDERAL HOME LOAN BANK (FHLB)-92.15%

Unsec. Bonds,
  2.82%                                             06/30/08      20,000     20,000,000
---------------------------------------------------------------------------------------
  4.57%                                             11/28/08      10,000     10,000,000
---------------------------------------------------------------------------------------
  2.90%                                             02/27/09      20,000     20,000,000
---------------------------------------------------------------------------------------
  2.85%                                             03/04/09      10,000     10,000,000
---------------------------------------------------------------------------------------
Unsec. Disc. Notes,(b)
  2.00%(c)                                          03/03/08     258,500    258,471,278
---------------------------------------------------------------------------------------
  2.83%                                             03/05/08       7,562      7,559,622
---------------------------------------------------------------------------------------
  4.61%                                             03/05/08       6,193      6,189,828
---------------------------------------------------------------------------------------
  2.85%                                             03/10/08      50,000     49,964,375
---------------------------------------------------------------------------------------
  2.85%                                             03/19/08     152,663    152,445,455
---------------------------------------------------------------------------------------
  2.89%                                             03/24/08      27,110     27,059,944
---------------------------------------------------------------------------------------
  3.01%                                             03/28/08      20,000     19,954,850
---------------------------------------------------------------------------------------
  2.75%                                             04/09/08      15,000     14,955,313
---------------------------------------------------------------------------------------
  2.68%                                             04/11/08      25,000     24,923,694
---------------------------------------------------------------------------------------
  4.19%                                             04/30/08      16,000     15,888,267
---------------------------------------------------------------------------------------
  2.66%                                             05/09/08      10,000      9,949,017
---------------------------------------------------------------------------------------
  2.70%                                             05/14/08      28,000     27,844,600
---------------------------------------------------------------------------------------
  4.16%                                             05/14/08      15,000     14,871,579
---------------------------------------------------------------------------------------
  2.71%                                             05/23/08      10,000      9,937,519
---------------------------------------------------------------------------------------
  2.57%                                             07/30/08      15,000     14,838,304
---------------------------------------------------------------------------------------
Unsec. Floating Rate Bonds,(a)
  3.11%                                             11/20/08      50,000     50,000,000
---------------------------------------------------------------------------------------
  3.26%                                             12/12/08      20,000     20,000,000
---------------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,(a)
  2.97%                                             03/14/08      15,000     14,999,810
---------------------------------------------------------------------------------------
  2.94%                                             08/15/08      20,000     20,005,830
---------------------------------------------------------------------------------------
  2.93%                                             08/21/08      10,000     10,003,920
---------------------------------------------------------------------------------------
  4.84%                                             09/17/08      10,000      9,997,580
---------------------------------------------------------------------------------------
  3.24%                                             02/19/09      20,000     20,000,000
---------------------------------------------------------------------------------------
Unsec. Global Bonds,
  3.00%                                             03/04/09      10,000     10,000,000
=======================================================================================
                                                                            869,860,785
=======================================================================================
TOTAL INVESTMENTS(d)-102.22% (Cost $964,859,978)                            964,859,978
=======================================================================================
OTHER ASSETS LESS LIABILITIES-(2.22)%                                       (20,925,073)
=======================================================================================
NET ASSETS-100.00%                                                         $943,934,905
_______________________________________________________________________________________
=======================================================================================



Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2008.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d)   Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.


20          SHORT-TERM INVESTMENTS TRUST

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2008
(Unaudited)




                                                                                                     GOVERNMENT &     GOVERNMENT
                                                LIQUID ASSETS      STIC PRIME         TREASURY          AGENCY       TAXADVANTAGE
                                                  PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO       PORTFOLIO
--------------------------------------------   ---------------   --------------   ---------------   --------------   ------------

ASSETS:

Investments, at value                          $21,118,522,527   $6,889,282,641   $ 4,073,497,867   $2,351,702,930   $964,859,978
============================================   ===============   ==============   ===============   ==============   ============
Repurchase agreements, at value                  4,415,174,767    1,513,479,474     9,550,507,369    2,379,669,928             --
============================================   ===============   ==============   ===============   ==============   ============
     Total investments                          25,533,697,294    8,402,762,115    13,624,005,236    4,731,372,858    964,859,978
============================================   ===============   ==============   ===============   ==============   ============
Cash                                                   570,281               --                --               --        135,229
============================================   ===============   ==============   ===============   ==============   ============
Receivables for:
  Investments sold                                   2,155,000               --                --        6,847,277        960,349
============================================   ===============   ==============   ===============   ==============   ============
  Interest                                          67,174,037        1,382,726         1,440,237               --             --
============================================   ===============   ==============   ===============   ==============   ============
  Fund expenses absorbed                                46,094            8,341            33,867           16,934             --
============================================   ===============   ==============   ===============   ==============   ============
Investment for trustee deferred compensation
  and retirement plans                                 561,967          283,174           206,180           78,129         52,166
============================================   ===============   ==============   ===============   ==============   ============
Other assets                                           107,938          193,813           123,854           55,926         47,334
============================================   ===============   ==============   ===============   ==============   ============
     Total assets                               25,604,312,611    8,404,630,169    13,625,809,374    4,738,371,124    966,055,056
============================================   ===============   ==============   ===============   ==============   ============


LIABILITIES:

Payables for:
  Investments purchased                            337,254,491               --                --      160,000,000     20,000,000
============================================   ===============   ==============   ===============   ==============   ============
  Amount due custodian                                      --            9,080                --        1,683,340             --
============================================   ===============   ==============   ===============   ==============   ============
  Dividends                                         74,720,750       21,184,159        26,475,476       11,671,165      1,926,451
============================================   ===============   ==============   ===============   ==============   ============
Trustee deferred compensation and retirement
  plans                                              2,372,096        1,015,790           767,429          289,677         83,588
============================================   ===============   ==============   ===============   ==============   ============
Accrued distribution fees                              621,918          599,543           876,183          303,535         41,276
============================================   ===============   ==============   ===============   ==============   ============
Accrued trustees' and officer's fees and
  benefits                                              54,856           18,560            20,224           10,365          3,300
============================================   ===============   ==============   ===============   ==============   ============
Accrued transfer agent fees                            182,361           58,066            93,135           32,342          5,138
============================================   ===============   ==============   ===============   ==============   ============
Accrued operating expenses                             432,365          218,953           178,512          109,404         60,398
============================================   ===============   ==============   ===============   ==============   ============
     Total liabilities                             415,638,837       23,104,151        28,410,959      174,099,828     22,120,151
============================================   ===============   ==============   ===============   ==============   ============
Net assets applicable to shares outstanding    $25,188,673,774   $8,381,526,018   $13,597,398,415   $4,564,271,296   $943,934,905
============================================   ===============   ==============   ===============   ==============   ============


NET ASSETS CONSIST OF:

Shares of beneficial interest                  $25,186,459,283   $8,380,746,803   $13,595,480,735   $4,564,018,124   $943,919,991
============================================   ===============   ==============   ===============   ==============   ============
Undistributed net investment income                  2,056,836          779,259           320,499          244,231          4,636
============================================   ===============   ==============   ===============   ==============   ============
Undistributed net realized gain (loss)                 157,655              (44)        1,597,181            8,941         10,278
============================================   ===============   ==============   ===============   ==============   ============
                                               $25,188,673,774   $8,381,526,018   $13,597,398,415   $4,564,271,296   $943,934,905
============================================   ===============   ==============   ===============   ==============   ============



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21          SHORT-TERM INVESTMENTS TRUST

February 29, 2008
(Unaudited)


                                                                                                     GOVERNMENT &     GOVERNMENT
                                                LIQUID ASSETS      STIC PRIME         TREASURY          AGENCY       TAXADVANTAGE
                                                  PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO       PORTFOLIO
--------------------------------------------   ---------------   --------------   ---------------   --------------   ------------

NET ASSETS:

Institutional Class                            $19,152,295,803   $4,628,913,679   $ 4,818,424,382   $2,120,246,668   $690,811,599
============================================   ===============   ==============   ===============   ==============   ============
Private Investment Class                       $   985,695,331   $  768,972,214   $ 1,138,269,972   $  543,291,627   $ 39,996,218
============================================   ===============   ==============   ===============   ==============   ============
Personal Investment Class                      $    89,421,350   $  449,376,802   $   358,811,596   $   31,569,890   $ 12,443,030
============================================   ===============   ==============   ===============   ==============   ============
Cash Management Class                          $ 2,822,803,713   $1,621,233,257   $ 4,748,859,733   $  951,502,903   $ 47,478,690
============================================   ===============   ==============   ===============   ==============   ============
Reserve Class                                  $    26,663,356   $  118,084,854   $    71,672,086   $   85,549,634   $ 15,257,107
============================================   ===============   ==============   ===============   ==============   ============
Resource Class                                 $   890,921,115   $  519,633,163   $   514,359,409   $  308,684,033   $101,348,230
============================================   ===============   ==============   ===============   ==============   ============
Corporate Class                                $ 1,220,873,106   $  275,312,049   $ 1,947,001,237   $  523,426,541   $ 36,600,031
============================================   ===============   ==============   ===============   ==============   ============


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class                             19,150,458,390    4,629,426,001     4,817,669,314    2,120,138,245    690,777,544
============================================   ===============   ==============   ===============   ==============   ============
Private Investment Class                           985,658,050      769,086,563     1,138,112,267      543,253,826     40,020,116
============================================   ===============   ==============   ===============   ==============   ============
Personal Investment Class                           89,420,497      449,342,866       358,704,378       31,567,029     12,444,627
============================================   ===============   ==============   ===============   ==============   ============
Cash Management Class                            2,822,587,876    1,621,302,128     4,748,129,302      951,463,226     47,475,666
============================================   ===============   ==============   ===============   ==============   ============
Reserve Class                                       26,665,493      118,098,618        71,644,335       85,548,847     15,256,295
============================================   ===============   ==============   ===============   ==============   ============
Resource Class                                     890,865,835      519,608,201       514,275,226      308,658,163    101,349,138
============================================   ===============   ==============   ===============   ==============   ============
Corporate Class                                  1,220,802,640      275,312,410     1,946,935,469      523,424,020     36,599,991
============================================   ===============   ==============   ===============   ==============   ============
Net asset value, offering and redemption
  price per share for each class               $          1.00   $         1.00   $          1.00   $         1.00   $       1.00
============================================   ===============   ==============   ===============   ==============   ============
Cost of Investments                            $21,118,522,527   $6,889,282,641   $ 4,073,497,867   $2,351,702,930   $964,859,978
============================================   ===============   ==============   ===============   ==============   ============
Cost of Repurchase agreements                  $ 4,415,174,767   $1,513,479,474   $ 9,550,507,369   $2,379,669,928   $         --
============================================   ===============   ==============   ===============   ==============   ============
     Total Investments, at cost                $25,533,697,294   $8,402,762,115   $13,624,005,236   $4,731,372,858   $964,859,978
============================================   ===============   ==============   ===============   ==============   ============






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22          SHORT-TERM INVESTMENTS TRUST

STATEMENT OF OPERATIONS

For the six months ended February 29, 2008
(Unaudited)



                                                                                               GOVERNMENT &     GOVERNMENT
                                              LIQUID ASSETS     STIC PRIME       TREASURY         AGENCY       TAXADVANTAGE
                                                PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
-------------------------------------------   -------------    ------------    ------------    ------------    ------------

INVESTMENT INCOME:
Interest                                       $603,989,697    $172,393,043    $206,994,665     $86,528,830     $15,207,751
===========================================   =============    ============    ============    ============    ============


EXPENSES:

Advisory fees                                    18,752,586       5,488,671       8,002,957       1,935,972         539,182
===========================================   =============    ============    ============    ============    ============
Administrative services fees                        628,658         363,380         413,666         311,686         110,958
===========================================   =============    ============    ============    ============    ============
Custodian fees                                      586,106         150,541         229,217         101,099          17,857
===========================================   =============    ============    ============    ============    ============
Distribution fees:
  Private Investment Class                        2,351,320       1,737,854       2,577,810       1,390,163         106,919
===========================================   =============    ============    ============    ============    ============
  Personal Investment Class                         295,037       1,630,739       1,489,737         142,404          46,580
===========================================   =============    ============    ============    ============    ============
  Cash Management Class                           1,420,430         851,441       2,018,059         475,783          37,794
===========================================   =============    ============    ============    ============    ============
  Reserve Class                                     170,512         198,432         366,285         309,037          70,102
===========================================   =============    ============    ============    ============    ============
  Resource Class                                    920,043         548,253         460,895         286,770          75,965
===========================================   =============    ============    ============    ============    ============
  Corporate Class                                    92,637          45,763         143,824          58,414           1,530
===========================================   =============    ============    ============    ============    ============
Transfer agent fees                               1,125,155         329,320         480,177         174,237          31,744
===========================================   =============    ============    ============    ============    ============
Trustees' and officer's fees and benefits           411,193         131,980         144,705          62,504          18,001
===========================================   =============    ============    ============    ============    ============
Other                                               532,254         365,224         207,725         175,134         108,628
===========================================   =============    ============    ============    ============    ============
     Total expenses                              27,285,931      11,841,598      16,535,057       5,423,203       1,165,260
===========================================   =============    ============    ============    ============    ============
Less: Fees waived                                (8,302,742)     (3,847,109)     (5,027,526)     (1,217,021)       (495,852)
===========================================   =============    ============    ============    ============    ============
     Net expenses                                18,983,189       7,994,489      11,507,531       4,206,182         669,408
===========================================   =============    ============    ============    ============    ============
Net investment income                           585,006,508     164,398,554     195,487,134      82,322,648      14,538,343
===========================================   =============    ============    ============    ============    ============


REALIZED AND UNREALIZED GAIN FROM:

Net realized gain from investment
  securities                                      1,450,826           3,889       1,918,128              --           9,563
===========================================   =============    ============    ============    ============    ============
Net increase in net assets resulting from
  operations                                   $586,457,334    $164,402,443    $197,405,262     $82,322,648     $14,547,906
===========================================   =============    ============    ============    ============    ============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


23          SHORT-TERM INVESTMENTS TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 29, 2008 and the year ended August 31, 2007 (Unaudited)



                                                            LIQUID ASSETS PORTFOLIO                STIC PRIME PORTFOLIO
                                                      ----------------------------------    ---------------------------------
                                                        FEBRUARY 29,        AUGUST 31,       FEBRUARY 29,        AUGUST 31,
                                                            2008               2007              2008               2007
---------------------------------------------------   ----------------------------------    ---------------------------------

OPERATIONS:

  Net investment income                               $   585,006,508    $ 1,140,345,269    $  164,398,554    $   407,173,232
===================================================   ==================================    =================================
  Net realized gain                                         1,450,826            133,500             3,889                 --
===================================================   ==================================    =================================
     Net increase in net assets resulting from
       operations                                         586,457,334      1,140,478,769       164,402,443        407,173,232
===================================================   ==================================    =================================

Distributions to shareholders from net investment income:

  Institutional Class                                    (460,843,800)      (847,648,082)      (81,841,146)      (226,509,468)
===================================================   ==================================    =================================
  Private Investment Class                                (20,675,694)       (49,488,449)      (14,953,547)       (32,952,863)
===================================================   ==================================    =================================
  Personal Investment Class                                (1,625,478)        (3,210,986)       (8,840,590)       (16,145,867)
===================================================   ==================================    =================================
  Cash Management Class                                   (66,227,899)      (155,031,976)      (38,742,947)       (89,354,604)
===================================================   ==================================    =================================
  Reserve Class                                              (663,384)        (1,611,752)         (689,397)        (1,972,728)
===================================================   ==================================    =================================
  Resource Class                                          (20,837,197)       (58,030,918)      (12,208,813)       (23,002,200)
===================================================   ==================================    =================================
  Corporate Class                                         (14,134,650)       (25,322,944)       (7,122,118)       (17,235,487)
===================================================   ==================================    =================================
     Total distributions from net investment income      (585,008,102)    (1,140,345,107)     (164,398,558)      (407,173,217)
===================================================   ==================================    =================================

Distributions to shareholders from net realized gains:

  Institutional Class                                        (197,561)                --                --                 --
===================================================   ==================================    =================================
  Private Investment Class                                    (10,599)                --                --                 --
===================================================   ==================================    =================================
  Personal Investment Class                                      (899)                --                --                 --
===================================================   ==================================    =================================
  Cash Management Class                                       (26,909)                --                --                 --
===================================================   ==================================    =================================
  Reserve Class                                                  (320)                --                --                 --
===================================================   ==================================    =================================
  Resource Class                                               (9,119)                --                --                 --
===================================================   ==================================    =================================
  Corporate Class                                              (5,486)                --                --                 --
===================================================   ==================================    =================================
     Total distributions from net realized gains             (250,893)                --                --                 --
===================================================   ==================================    =================================
     Decrease in net assets resulting from
       distributions                                     (585,258,995)    (1,140,345,107)     (164,398,558)      (407,173,217)
===================================================   ==================================    =================================
Share transactions-net:

  Institutional Class                                   1,070,021,964      3,022,574,348     1,149,645,633     (1,244,349,920)
===================================================   ==================================    =================================
  Private Investment Class                                 99,890,680        (94,922,395)      136,159,362         41,516,502
===================================================   ==================================    =================================
  Personal Investment Class                                 8,013,696         16,970,552        39,436,809        110,746,298
===================================================   ==================================    =================================
  Cash Management Class                                  (575,219,289)       683,993,231      (525,294,235)       767,567,082
===================================================   ==================================    =================================
  Reserve Class                                           (12,582,438)        21,819,891        87,138,328        (24,940,348)
===================================================   ==================================    =================================
  Resource Class                                         (237,642,391)        39,400,419       (50,594,174)       244,901,202
===================================================   ==================================    =================================
  Corporate Class                                         584,621,126        579,576,967      (341,121,732)        90,752,256
===================================================   ==================================    =================================
     Net increase (decrease) in net assets
       resulting from share transactions                  937,103,348      4,269,413,013       495,369,991        (13,806,928)
===================================================   ==================================    =================================
     Net increase (decrease) in net assets                938,301,687      4,269,546,675       495,373,876        (13,806,913)
===================================================   ==================================    =================================


NET ASSETS:

  Beginning of period                                  24,250,372,087     19,980,825,412     7,886,152,142      7,899,959,055
===================================================   ==================================    =================================
  End of period*                                      $25,188,673,774    $24,250,372,087    $8,381,526,018    $ 7,886,152,142
===================================================   ==================================    =================================
  * Includes accumulated undistributed net
     investment income                                $     2,056,836    $     2,058,430    $      779,259    $       779,263
===================================================   ==================================    =================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


24          SHORT-TERM INVESTMENTS TRUST

For the six months ended February 29, 2008 and the year ended August 31, 2007 (Unaudited)


                                                                                                      GOVERNMENT &
                                                               TREASURY PORTFOLIO                   AGENCY PORTFOLIO
                                                       ---------------------------------    --------------------------------
                                                         FEBRUARY 29,       AUGUST 31,       FEBRUARY 29,       AUGUST 31,
                                                             2008              2007              2008              2007
----------------------------------------------------   ---------------------------------    --------------------------------

OPERATIONS:

  Net investment income                                $   195,487,134    $  273,024,418    $   82,322,648    $  146,639,855
====================================================   =================================    ================================
  Net realized gain                                          1,918,128         1,105,292                --            33,729
====================================================   =================================    ================================
     Net increase in net assets resulting from
       operations                                          197,405,262       274,129,710        82,322,648       146,673,584
====================================================   =================================    ================================
Distributions to shareholders from net investment
  income:

  Institutional Class                                      (70,283,739)     (104,584,939)      (34,213,881)      (65,418,169)
====================================================   =================================    ================================
  Private Investment Class                                 (18,463,178)      (42,516,106)      (11,488,013)      (25,343,990)
====================================================   =================================    ================================
  Personal Investment Class                                 (6,641,538)      (15,597,130)         (738,054)       (1,240,627)
====================================================   =================================    ================================
  Cash Management Class                                    (73,763,516)      (84,180,517)      (20,450,934)      (33,676,292)
====================================================   =================================    ================================
  Reserve Class                                             (1,098,187)       (4,039,498)       (1,040,465)       (1,159,978)
====================================================   =================================    ================================
  Resource Class                                            (8,498,503)      (18,042,317)       (6,106,487)      (15,724,904)
====================================================   =================================    ================================
  Corporate Class                                          (16,738,456)       (4,063,919)       (8,284,372)       (4,075,889)
====================================================   =================================    ================================
     Total distributions from net investment income       (195,487,117)     (273,024,426)      (82,322,206)     (146,639,849)
====================================================   =================================    ================================
Distributions to shareholders from net realized
  gains:

  Institutional Class                                         (473,796)               --                --                --
====================================================   =================================    ================================
  Private Investment Class                                    (118,403)               --                --                --
====================================================   =================================    ================================
  Personal Investment Class                                    (50,942)               --                --                --
====================================================   =================================    ================================
  Cash Management Class                                       (448,296)               --                --                --
====================================================   =================================    ================================
  Reserve Class                                                 (8,834)               --                --                --
====================================================   =================================    ================================
  Resource Class                                               (63,609)               --                --                --
====================================================   =================================    ================================
  Corporate Class                                              (97,084)               --                --                --
====================================================   =================================    ================================
     Total distributions from net realized gains            (1,260,964)               --                --                --
====================================================   =================================    ================================
     Decrease in net assets resulting from
       distributions                                      (196,748,081)     (273,024,426)      (82,322,206)     (146,639,849)
====================================================   =================================    ================================
Share transactions-net:

  Institutional Class                                    1,511,927,473     1,204,096,230       791,282,922      (483,324,430)
====================================================   =================================    ================================
  Private Investment Class                                (112,433,141)      278,127,382       (55,749,772)       80,511,634
====================================================   =================================    ================================
  Personal Investment Class                                (55,839,738)       82,207,300         4,971,686       (13,001,827)
====================================================   =================================    ================================
  Cash Management Class                                  1,914,828,701     1,475,831,081       221,188,024        73,952,886
====================================================   =================================    ================================
  Reserve Class                                              1,905,586       (63,953,928)       68,600,463        (4,939,814)
====================================================   =================================    ================================
  Resource Class                                           138,591,582        22,799,067        11,121,827         3,718,054
====================================================   =================================    ================================
  Corporate Class                                        1,498,812,417       446,267,839       205,655,296       289,049,310
====================================================   =================================    ================================
     Net increase (decrease) in net assets resulting
       from share transactions                           4,897,792,880     3,445,374,971     1,247,070,446       (54,034,187)
====================================================   =================================    ================================
     Net increase (decrease) in net assets               4,898,450,061     3,446,480,255     1,247,070,888       (54,000,452)
====================================================   =================================    ================================


NET ASSETS:

  Beginning of period                                    8,698,948,354     5,252,468,099     3,317,200,408     3,371,200,860
====================================================   =================================    ================================
  End of period*                                       $13,597,398,415    $8,698,948,354    $4,564,271,296    $3,317,200,408
====================================================   =================================    ================================
  * Includes accumulated undistributed net
     investment income                                 $       320,499    $      320,482    $      244,231    $      243,789
====================================================   =================================    ================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


25          SHORT-TERM INVESTMENTS TRUST

For the six months ended February 29, 2008 and the year ended August 31, 2007 (Unaudited)


                                                                                  GOVERNMENT
                                                                            TAXADVANTAGE PORTFOLIO
                                                                         ----------------------------
                                                                         FEBRUARY 29,     AUGUST 31,
                                                                             2008            2007
----------------------------------------------------------------------   ----------------------------

OPERATIONS:

  Net investment income                                                  $ 14,538,343    $ 19,334,777
======================================================================   ============================
  Net realized gain                                                             9,563             715
======================================================================   ============================
     Net increase in net assets resulting from operations                  14,547,906      19,335,492
======================================================================   ============================
Distributions to shareholders from net investment income:

  Institutional Class                                                      (9,938,537)     (9,372,684)
======================================================================   ============================
  Private Investment Class                                                   (867,668)     (2,356,207)
======================================================================   ============================
  Personal Investment Class                                                  (227,843)       (374,519)
======================================================================   ============================
  Cash Management Class                                                    (1,606,749)     (3,858,878)
======================================================================   ============================
  Reserve Class                                                              (233,221)       (508,313)
======================================================================   ============================
  Resource Class                                                           (1,491,632)     (2,864,255)
======================================================================   ============================
  Corporate Class                                                            (171,382)           (690)
======================================================================   ============================
     Total distributions from net investment income                       (14,537,032)    (19,335,546)
======================================================================   ============================
Distributions to shareholders from net realized gains:

  Institutional Class                                                              --              --
======================================================================   ============================
  Private Investment Class                                                         --              --
======================================================================   ============================
  Personal Investment Class                                                        --              --
======================================================================   ============================
  Cash Management Class                                                            --              --
======================================================================   ============================
  Reserve Class                                                                    --              --
======================================================================   ============================
  Resource Class                                                                   --              --
======================================================================   ============================
  Corporate Class                                                                  --              --
======================================================================   ============================
     Total distributions from net realized gains                                   --              --
======================================================================   ============================
     Decrease in net assets resulting from distributions                  (14,537,032)    (19,335,546)
======================================================================   ============================
Share transactions-net:

  Institutional Class                                                     369,349,125     241,352,014
======================================================================   ============================
  Private Investment Class                                                 (3,323,119)    (45,745,353)
======================================================================   ============================
  Personal Investment Class                                                 1,456,544       4,443,368
======================================================================   ============================
  Cash Management Class                                                   (45,832,331)     61,058,867
======================================================================   ============================
  Reserve Class                                                             3,312,767      11,505,791
======================================================================   ============================
  Resource Class                                                           48,119,114      27,368,724
======================================================================   ============================
  Corporate Class                                                          36,586,026             688
======================================================================   ============================
     Net increase (decrease) in net assets resulting from share
       transactions                                                       409,668,126     299,984,099
======================================================================   ============================
     Net increase (decrease) in net assets                                409,679,000     299,984,045
======================================================================   ============================


NET ASSETS:

  Beginning of period                                                     534,255,905     234,271,860
======================================================================   ============================
  End of period*                                                         $943,934,905    $534,255,905
======================================================================   ============================
  * Includes accumulated undistributed net investment income             $      4,636    $      3,325
======================================================================   ============================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


26          SHORT-TERM INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS

February 29, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers five separate portfolios, (each constituting a "Fund"). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio (collectively, the "Funds"). Each Fund currently offers multiple classes of shares. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such fund or class. The assets, liabilities and operations of each fund are accounted for separately. Information presented in these financial statements pertains only to the Funds.

  The investment objectives of the Funds are: to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio; and to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio.

  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATIONS -- The Funds' securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

        The Funds may periodically participate in litigation related to each Fund's investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund's investments. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the advisor.

        The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.


27          SHORT-TERM INVESTMENTS TRUST

I. RISKS INVOLVED IN INVESTING IN GOVERNMENT & AGENCY PORTFOLIO, GOVERNMENT TAXADVANTAGE PORTFOLIO AND TREASURY PORTFOLIO -- The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Funds are not guaranteed by the U.S. Government.

J. REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Advisor at an annual rate based on each Fund's average daily net assets as follows, respectively:

Liquid Assets Portfolio                                     0.15%
-----------------------------------------------------------------
STIC Prime Portfolio                                        0.15%
-----------------------------------------------------------------
Treasury Portfolio                                          0.15%
-----------------------------------------------------------------
Government & Agency Portfolio                               0.10%
-----------------------------------------------------------------




  Government TaxAdvantage Portfolio pays an advisory fee to the Advisor based on the annual rate of the Fund's average net assets as follows:

AVERAGE NET ASSETS                                           RATE
-----------------------------------------------------------------
First $250 million                                          0.20%
-----------------------------------------------------------------
Next $250 million                                           0.15%
-----------------------------------------------------------------
Over $500 million                                           0.10%
_________________________________________________________________
=================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Funds on March 28, 2008, to be effective as of May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Funds, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  Through at least June 30, 2008, the Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% for each Fund based on average daily net assets of such Fund, respectively. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items;
(v) expenses related to a merger or reorganization, as approved by the Funds' Board of Trustees; and (vi) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Funds may benefit are in the form of credits that the Funds may receive from banks where the Funds or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Funds.

  For the six months ended February 29, 2008, the Advisor waived advisory fees and/or reimbursed expenses in the following amounts:

Liquid Assets Portfolio                                   $6,977,285
--------------------------------------------------------------------
STIC Prime Portfolio                                       2,411,369
--------------------------------------------------------------------
Treasury Portfolio                                         3,055,731
--------------------------------------------------------------------
Government & Agency Portfolio                                430,296
--------------------------------------------------------------------
Government TaxAdvantage Portfolio                            398,106
--------------------------------------------------------------------




  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which each Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 29, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.


28          SHORT-TERM INVESTMENTS TRUST

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which each Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 29, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  Under the terms of a master distribution agreement between Invesco Aim Distributors, Inc. ("IADI") and the Trust, IADI acts as the exclusive distributor of each Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

  PRIVATE      PERSONAL        CASH
INVESTMENT    INVESTMENT    MANAGEMENT    RESERVE    RESOURCE    CORPORATE
--------------------------------------------------------------------------
   0.50%         0.75%         0.10%        1.00%      0.20%        0.03%
--------------------------------------------------------------------------




  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA"), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.

  IADI has contractually agreed through at least June 30, 2008, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate shown below of average daily assets.

                                           PRIVATE       PERSONAL         CASH
                                         INVESTMENT     INVESTMENT     MANAGEMENT     RESERVE     RESOURCE     CORPORATE
------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                     0.30%          0.55%          0.08%         0.87%       0.20%         0.03%
------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                        0.30%          0.55%          0.08%         0.87%       0.16%         0.03%
------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                          0.30%          0.55%          0.08%         0.87%       0.16%         0.03%
------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio               0.30%          0.55%          0.08%         0.87%       0.16%         0.03%
------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio           0.25%          0.55%          0.08%         0.87%       0.16%         0.03%
------------------------------------------------------------------------------------------------------------------------




  Pursuant to the agreement above, for the six months ended February 29, 2008 IADI waived Plan fees of:

                                           PRIVATE       PERSONAL         CASH
                                         INVESTMENT     INVESTMENT     MANAGEMENT     RESERVE     RESOURCE     CORPORATE
------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                  $  940,528      $ 78,676       $284,086      $22,167          N/A        N/A
------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                        695,141       434,864        170,288       25,796      109,651        N/A
------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                        1,031,124       397,263        403,612       47,617       92,179        N/A
------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio               556,065        37,974         95,157       40,175       57,354        N/A
------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio            53,460        12,421          7,559        9,113       15,193        N/A
------------------------------------------------------------------------------------------------------------------------




  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

Each Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 29, 2008, Liquid Assets Portfolio engaged in securities sales of $5,560,960, which resulted in net realized gains of $0, and securities purchases of $184,684,599.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

  During the six months ended February 29, 2008, the Funds paid legal fees of $20,952 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


29          SHORT-TERM INVESTMENTS TRUST

NOTE 5--BORROWINGS

The Funds are permitted to temporarily carry a negative or overdrawn balance in their accounts with The Bank of New York Mellon, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Funds below had a capital loss carryforward as of August 31, 2007 which expires as follows:

                                        CAPITAL LOSS CARRYFORWARD*
----------------------------------------------------------------------------------------------------------
                                                                       2011         2013           TOTAL
----------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                               $   --     $1,042,278     $1,042,278
----------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                   1,014          2,919          3,933
----------------------------------------------------------------------------------------------------------



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.


30          SHORT-TERM INVESTMENTS TRUST

NOTE 7--SHARE INFORMATION

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

LIQUID ASSETS PORTFOLIO


                                                   CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------------------
                                                            SIX MONTHS ENDED                              YEAR ENDED
                                                          FEBRUARY 29, 2008(a)                          AUGUST 31, 2007
                                                 --------------------------------------     --------------------------------------
                                                      SHARES                AMOUNT               SHARES                AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                             123,591,763,767     $ 123,591,763,767      238,934,200,537     $ 238,934,200,537
----------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                         10,819,301,608        10,819,301,608       19,597,812,083        19,597,812,083
----------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                           249,761,939           249,761,939          456,768,244           456,768,244
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                            12,901,750,691        12,901,750,691       35,299,025,326        35,299,025,326
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                       187,912,198           187,912,198          374,465,191           374,465,191
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                    2,364,091,472         2,364,091,472        8,687,259,809         8,687,259,809
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                   6,706,564,663         6,706,564,663       10,734,821,522        10,734,821,522
==================================================================================================================================

Issued as reinvestment of dividends:
  Institutional Class                                 189,682,113           189,682,113          398,026,805           398,026,805
----------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              8,981,799             8,981,799           26,789,852            26,789,852
----------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             1,320,694             1,320,694            2,199,469             2,199,469
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                47,438,724            47,438,724          100,581,216           100,581,216
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           693,515               693,515            1,225,585             1,225,585
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       19,999,378            19,999,378           51,847,804            51,847,804
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                       3,488,878             3,488,878            2,785,427             2,785,427
==================================================================================================================================

Reacquired:
  Institutional Class                            (122,711,423,916)     (122,711,423,916)    (236,309,652,994)     (236,309,652,994)
----------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                        (10,728,392,727)      (10,728,392,727)     (19,719,524,330)      (19,719,524,330)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                          (243,068,937)         (243,068,937)        (441,997,161)         (441,997,161)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                           (13,524,408,704)      (13,524,408,704)     (34,715,613,311)      (34,715,613,311)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                      (201,188,151)         (201,188,151)        (353,870,885)         (353,870,885)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                   (2,621,733,241)       (2,621,733,241)      (8,699,707,194)       (8,699,707,194)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                  (6,125,432,415)       (6,125,432,415)     (10,158,029,982)      (10,158,029,982)
==================================================================================================================================
                                                      937,103,348     $     937,103,348        4,269,413,013     $   4,269,413,013
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 17% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim, and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim, and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, 7% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco Aim.


31          SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                  CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------------
                                                              SIX MONTHS ENDED                           YEAR ENDED
                                                            FEBRUARY 29, 2008(a)                       AUGUST 31, 2007
                                                     ----------------------------------     ------------------------------------
                                                         SHARES              AMOUNT              SHARES              AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 9,486,426,262     $ 9,486,426,262      21,624,735,483     $ 21,624,735,483
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                            3,465,407,835       3,465,407,835       7,250,510,857        7,250,510,857
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                           2,839,705,146       2,839,705,146       4,914,606,658        4,914,606,658
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                               3,056,200,333       3,056,200,333       8,593,210,897        8,593,210,897
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         325,230,336         325,230,336         508,830,773          508,830,773
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        914,272,566         914,272,566       2,359,442,697        2,359,442,697
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     1,058,014,599       1,058,014,599       4,814,045,807        4,814,045,807
================================================================================================================================

Issued as reinvestment of dividends:
  Institutional Class                                    24,749,963          24,749,963          52,426,118           52,426,118
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                9,988,856           9,988,856          18,298,133           18,298,133
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               7,279,323           7,279,323          11,345,449           11,345,449
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  28,373,447          28,373,447          59,059,766           59,059,766
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             192,541             192,541           1,409,689            1,409,689
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          6,634,568           6,634,568          12,282,460           12,282,460
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                         6,646,833           6,646,833          13,231,922           13,231,922
================================================================================================================================

Reacquired:
  Institutional Class                                (8,361,530,592)     (8,361,530,592)    (22,921,511,521)     (22,921,511,521)
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                           (3,339,237,329)     (3,339,237,329)     (7,227,292,488)      (7,227,292,488)
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                          (2,807,547,660)     (2,807,547,660)     (4,815,205,809)      (4,815,205,809)
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                              (3,609,868,015)     (3,609,868,015)     (7,884,703,581)      (7,884,703,581)
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                        (238,284,549)       (238,284,549)       (535,180,810)        (535,180,810)
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       (971,501,308)       (971,501,308)     (2,126,823,955)      (2,126,823,955)
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                    (1,405,783,164)     (1,405,783,164)     (4,736,525,473)      (4,736,525,473)
================================================================================================================================
                                                        495,369,991     $   495,369,991         (13,806,928)    $    (13,806,928)
________________________________________________________________________________________________________________________________
================================================================================================================================



(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and that owns 14% of the outstanding shares of the Fund. IADI has an agreement with this entity to sell Fund shares. The Fund, Invesco Aim, and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco Aim, and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially. In addition, 10% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco Aim.


32          SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO


                                                  CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS ENDED                            YEAR ENDED
                                                           FEBRUARY 29, 2008(a)                        AUGUST 31, 2007
                                                   ------------------------------------     ------------------------------------
                                                        SHARES              AMOUNT               SHARES              AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                               14,277,538,498     $ 14,277,538,498      12,170,370,433     $ 12,170,370,433
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                           6,430,416,732        6,430,416,732      11,768,966,288       11,768,966,288
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                          1,951,191,820        1,951,191,820       3,296,804,616        3,296,804,616
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                             16,733,554,156       16,733,554,156      15,602,939,433       15,602,939,433
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                        168,651,466          168,651,466         679,380,067          679,380,067
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                     1,220,530,557        1,220,530,557       2,305,324,643        2,305,324,643
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                    5,057,535,535        5,057,535,535       1,026,789,860        1,026,789,860
================================================================================================================================

Issued as reinvestment of dividends:
  Institutional Class                                   15,909,566           15,909,566          24,718,278           24,718,278
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               4,300,377            4,300,377           8,103,797            8,103,797
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              6,155,849            6,155,849          12,643,517           12,643,517
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 40,825,200           40,825,200          14,516,711           14,516,711
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            695,321              695,321           2,933,321            2,933,321
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         5,896,374            5,896,374          11,141,233           11,141,233
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                       13,293,024           13,293,024           2,732,685            2,732,685
================================================================================================================================

Reacquired:
  Institutional Class                              (12,781,520,591)     (12,781,520,591)    (10,990,992,481)     (10,990,992,481)
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                          (6,547,150,250)      (6,547,150,250)    (11,498,942,703)     (11,498,942,703)
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                         (2,013,187,407)      (2,013,187,407)     (3,227,240,833)      (3,227,240,833)
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                            (14,859,550,655)     (14,859,550,655)    (14,141,625,063)     (14,141,625,063)
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                       (167,441,201)        (167,441,201)       (746,267,316)        (746,267,316)
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                    (1,087,835,349)      (1,087,835,349)     (2,293,666,809)      (2,293,666,809)
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                   (3,572,016,142)      (3,572,016,142)       (583,254,706)        (583,254,706)
================================================================================================================================
                                                     4,897,792,880     $  4,897,792,880       3,445,374,971     $  3,445,374,971
________________________________________________________________________________________________________________________________
================================================================================================================================



(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and that owns 8% of the outstanding shares of the Fund. IADI has an agreement with this entity to sell Fund shares. The Fund, Invesco Aim, and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco Aim, and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.


33          SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                  CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS ENDED                            YEAR ENDED
                                                           FEBRUARY 29, 2008(a)                        AUGUST 31, 2007
                                                   ------------------------------------     ------------------------------------
                                                        SHARES              AMOUNT               SHARES              AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                               16,407,481,530     $ 16,407,481,530      13,312,544,749     $ 13,312,544,749
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                           1,507,528,862        1,507,528,862       3,477,066,272        3,477,066,272
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                            147,882,438          147,882,438         273,507,552          273,507,552
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                              3,202,241,558        3,202,241,558       5,181,233,587        5,181,233,587
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                        242,511,046          242,511,046         224,069,435          224,069,435
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       816,086,961          816,086,961       1,846,951,288        1,846,951,288
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                    4,234,584,601        4,234,584,601       1,656,210,462        1,656,210,462
================================================================================================================================

Issued as reinvestment of dividends:
  Institutional Class                                   19,418,540           19,418,540          39,124,555           39,124,555
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               6,162,605            6,162,605          15,207,056           15,207,056
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                229,170              229,170             264,646              264,646
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 19,513,583           19,513,583          30,497,618           30,497,618
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            726,136              726,136             926,390              926,390
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         4,151,640            4,151,640           9,705,455            9,705,455
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                        6,832,474            6,832,474           2,841,659            2,841,659
================================================================================================================================

Reacquired:
  Institutional Class                              (15,635,617,148)     (15,635,617,148)    (13,834,993,734)     (13,834,993,734)
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                          (1,569,441,239)      (1,569,441,239)     (3,411,761,694)      (3,411,761,694)
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                           (143,139,922)        (143,139,922)       (286,774,025)        (286,774,025)
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                             (3,000,567,117)      (3,000,567,117)     (5,137,778,319)      (5,137,778,319)
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                       (174,636,719)        (174,636,719)       (229,935,639)        (229,935,639)
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (809,116,774)        (809,116,774)     (1,852,938,689)      (1,852,938,689)
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                   (4,035,761,779)      (4,035,761,779)     (1,370,002,811)      (1,370,002,811)
================================================================================================================================
                                                     1,247,070,446     $  1,247,070,446         (54,034,187)    $    (54,034,187)
________________________________________________________________________________________________________________________________
================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 12% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim, and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim, and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


34          SHORT-TERM INVESTMENTS TRUST

GOVERNMENT TAXADVANTAGE PORTFOLIO


                                                 CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS ENDED                          YEAR ENDED
                                                             FEBRUARY 29, 2008(a)                      AUGUST 31, 2007
                                                      ----------------------------------     ----------------------------------
                                                          SHARES              AMOUNT             SHARES              AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                  2,724,088,259     $ 2,724,088,259      4,138,948,149     $ 4,138,948,149
-------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               209,917,970         209,917,970        287,413,419         287,413,419
-------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               75,110,303          75,110,303         38,897,026          38,897,026
-------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   79,786,480          79,786,480        236,788,574         236,788,574
-------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           42,058,128          42,058,128         46,456,948          46,456,948
-------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         115,595,729         115,595,729        196,800,480         196,800,480
-------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                         36,500,000          36,500,000             13,619              13,619
===============================================================================================================================

Issued as reinvestment of dividends:
  Institutional Class                                      8,996,289           8,996,289          7,250,151           7,250,151
-------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   419,431             419,431            753,849             753,849
-------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    4,559               4,559              9,897               9,897
-------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    1,806,661           1,806,661          3,529,807           3,529,807
-------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                5,232               5,232              9,423               9,423
-------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           1,242,694           1,242,694          2,129,670           2,129,670
-------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                             86,026              86,026                688                 688
===============================================================================================================================

Reacquired:
  Institutional Class                                 (2,363,735,423)     (2,363,735,423)    (3,904,846,286)     (3,904,846,286)
-------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (213,660,520)       (213,660,520)      (333,912,621)       (333,912,621)
-------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              (73,658,318)        (73,658,318)       (34,463,555)        (34,463,555)
-------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (127,425,472)       (127,425,472)      (179,259,514)       (179,259,514)
-------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          (38,750,593)        (38,750,593)       (34,960,580)        (34,960,580)
-------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         (68,719,309)        (68,719,309)      (171,561,426)       (171,561,426)
-------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                 --                  --            (13,619)            (13,619)
===============================================================================================================================
                                                         409,668,126     $   409,668,126        299,984,099     $   299,984,099
_______________________________________________________________________________________________________________________________
===============================================================================================================================



(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and that owns 28% of the outstanding shares of the Fund. IADI has an agreement with this entity to sell Fund shares. The Fund, Invesco Aim, and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco Aim, and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.




35          SHORT-TERM INVESTMENTS TRUST

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

LIQUID ASSETS PORTFOLIO

                                                                        PERSONAL INVESTMENT CLASS
                                              ----------------------------------------------------------------------------
                                              SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                                FEBRUARY 29,       -------------------------------------------------------
                                                    2008             2007        2006        2005        2004        2003
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  1.00         $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                               0.02            0.05        0.04        0.02       0.005        0.01
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                         0.00            0.00        0.00        0.00      (0.000)       0.00
==========================================================================================================================
     Total from investment operations                 0.02            0.05        0.04        0.02       0.005        0.01
==========================================================================================================================
Less distributions:
  Dividends from net investment income               (0.02)          (0.05)      (0.04)      (0.02)     (0.005)      (0.01)
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains              (0.00)             --       (0.00)         --          --          --
==========================================================================================================================
     Total distributions                             (0.02)          (0.05)      (0.04)      (0.02)     (0.005)      (0.01)
==========================================================================================================================
Net asset value, end of period                     $  1.00         $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(a)                                       2.09%           4.80%       4.00%       1.94%       0.50%       0.77%
__________________________________________________________________________________________________________________________
==========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)           $89,421         $81,408     $64,434     $46,190     $48,166     $47,266
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                   0.67%(b)        0.67%       0.67%       0.67%       0.67%       0.66%
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                   0.93%(b)        0.93%       0.93%       0.94%       0.93%       0.92%
==========================================================================================================================
Ratio of net investment income to average
  net assets                                          4.16%(b)        4.70%       3.95%       1.89%       0.49%       0.79%
__________________________________________________________________________________________________________________________
==========================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $79,108,908.

STIC PRIME PORTFOLIO

                                                                        PERSONAL INVESTMENT CLASS
                                            ---------------------------------------------------------------------------------
                                            SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                              FEBRUARY 29,       ------------------------------------------------------------
                                                  2008             2007         2006         2005         2004         2003
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $   1.00         $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                             0.02             0.05         0.04         0.02        0.005         0.01
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                       0.00               --           --           --       (0.000)          --
=============================================================================================================================
     Total from investment operations               0.02             0.05         0.04         0.02        0.005         0.01
=============================================================================================================================
Less dividends from net investment income          (0.02)           (0.05)       (0.04)       (0.02)      (0.005)       (0.01)
=============================================================================================================================
Net asset value, end of period                  $   1.00         $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(a)                                     2.04%            4.81%        4.02%        1.96%        0.47%        0.72%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)        $449,377         $409,936     $299,205     $162,749     $111,925     $133,719
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                 0.67%(b)         0.67%        0.67%        0.67%        0.67%        0.65%
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                 0.94%(b)         0.94%        0.94%        0.94%        0.94%        0.93%
=============================================================================================================================
Ratio of net investment income to average
  net assets                                        4.04%(b)         4.70%        3.98%        1.93%        0.46%        0.73%
_____________________________________________________________________________________________________________________________
=============================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $437,253,197.


36          SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO

                                                                        PERSONAL INVESTMENT CLASS
                                            ---------------------------------------------------------------------------------
                                            SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                              FEBRUARY 29,       ------------------------------------------------------------
                                                  2008             2007         2006         2005         2004         2003
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $   1.00         $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                             0.02             0.05         0.04         0.02        0.004         0.01
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                       0.00             0.00         0.00         0.00        0.000        (0.00)
=============================================================================================================================
     Total from investment operations               0.02             0.05         0.04         0.02        0.004         0.01
=============================================================================================================================
Less distributions:
  Dividends from net investment income             (0.02)           (0.05)       (0.04)       (0.02)      (0.004)       (0.01)
-----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains            (0.00)              --           --        (0.00)      (0.000)          --
=============================================================================================================================
     Total distributions                           (0.02)           (0.05)       (0.04)       (0.02)      (0.004)       (0.01)
=============================================================================================================================
Net asset value, end of period                  $   1.00         $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(a)                                     1.67%            4.59%        3.80%        1.81%        0.42%        0.73%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)        $358,812         $414,629     $332,351     $273,461     $304,225     $324,638
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                 0.67%(b)         0.67%        0.67%        0.67%        0.67%        0.65%
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                 0.93%(b)         0.94%        0.95%        0.95%        0.94%        0.94%
=============================================================================================================================
Ratio of net investment income to average
  net assets                                        3.21%(b)         4.48%        3.72%        1.78%        0.40%        0.73%
_____________________________________________________________________________________________________________________________
=============================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $399,445,898.

GOVERNMENT & AGENCY PORTFOLIO

                                                                        PERSONAL INVESTMENT CLASS
                                              ----------------------------------------------------------------------------
                                              SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                                FEBRUARY 29,       -------------------------------------------------------
                                                    2008             2007        2006        2005        2004        2003
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  1.00         $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                               0.02            0.05        0.04        0.02       0.005        0.01
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                           --            0.00       (0.00)       0.00      (0.000)       0.00
==========================================================================================================================
     Total from investment operations                 0.02            0.05        0.04        0.02       0.005        0.01
==========================================================================================================================
Less dividends from net investment income            (0.02)          (0.05)      (0.04)      (0.02)     (0.005)      (0.01)
==========================================================================================================================
Net asset value, end of period                     $  1.00         $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(a)                                       1.93%           4.73%       3.92%       1.88%       0.48%       0.74%
__________________________________________________________________________________________________________________________
==========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)           $31,570         $26,598     $39,599     $38,024     $29,147     $21,132
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                   0.67%(b)        0.67%       0.67%       0.67%       0.67%       0.67%
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                   0.89%(b)        0.90%       0.91%       0.92%       0.90%       0.90%
==========================================================================================================================
Ratio of net investment income to average
  net assets                                          3.80%(b)        4.63%       3.90%       1.87%       0.48%       0.73%
__________________________________________________________________________________________________________________________
==========================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $38,183,044.


37          SHORT-TERM INVESTMENTS TRUST

GOVERNMENT TAXADVANTAGE PORTFOLIO

                                                                        PERSONAL INVESTMENT CLASS
                                                -------------------------------------------------------------------------
                                                SIX MONTHS ENDED                     YEAR ENDED AUGUST 31,
                                                  FEBRUARY 29,       ----------------------------------------------------
                                                      2008             2007       2006       2005        2004       2003
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  1.00         $  1.00     $ 1.00     $ 1.00     $  1.00     $ 1.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 0.02            0.05       0.04       0.02       0.004       0.01
-------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and
     unrealized)                                        0.00            0.00       0.00       0.00       0.000       0.00
=========================================================================================================================
     Total from investment operations                   0.02            0.05       0.04       0.02       0.004       0.01
=========================================================================================================================
Less distributions:
  Dividends from net investment income                 (0.02)          (0.05)     (0.04)     (0.02)     (0.004)     (0.01)
-------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                   --              --         --         --      (0.000)     (0.00)
=========================================================================================================================
     Total distributions                               (0.02)          (0.05)     (0.04)     (0.02)     (0.004)     (0.01)
=========================================================================================================================
Net asset value, end of period                       $  1.00         $  1.00     $ 1.00     $ 1.00     $  1.00     $ 1.00
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(a)                                         1.86%           4.63%      3.84%      1.83%       0.43%      0.69%
_________________________________________________________________________________________________________________________
=========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)             $12,443         $10,986     $6,543     $5,607     $ 6,087     $6,415
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                     0.67%(b)        0.67%      0.67%      0.67%       0.67%      0.68%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                     0.98%(b)        1.05%      1.12%      1.16%       1.08%      1.08%
=========================================================================================================================
Ratio of net investment income to average net
  assets                                                3.64%(b)        4.53%      3.76%      1.85%       0.43%      0.66%
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $12,489,594.



38          SHORT-TERM INVESTMENTS TRUST

NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES



  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim -- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more Invesco Aim
Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


39          SHORT-TERM INVESTMENTS TRUST

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder in the Personal Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2007, through February 29, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


-------------------------------------------------------------------------------------------------------------
                                                                              HYPOTHETICAL
                                                                        (5% ANNUAL RETURN BEFORE
                                                     ACTUAL                     EXPENSES)
                                           ------------------------------------------------------
                              BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                            ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      PERSONAL CLASS          (09/01/07)   (02/29/08)(1)   PERIOD(2)     (02/29/08)    PERIOD(2)      RATIO
-------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio       $1,000.00      $1,020.90       $3.37       $1,021.53       $3.37        0.67%
-------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio           1,000.00       1,020.40        3.37        1,021.53        3.37        0.67
-------------------------------------------------------------------------------------------------------------
Treasury Portfolio             1,000.00       1,016.70        3.36        1,021.53        3.37        0.67
-------------------------------------------------------------------------------------------------------------
Government & Agency
  Portfolio                    1,000.00       1,019.30        3.36        1,021.53        3.37        0.67
-------------------------------------------------------------------------------------------------------------
Government TaxAdvantage
  Portfolio                    1,000.00       1,018.60        3.36        1,021.53        3.37        0.67
-------------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Funds for the period September 1, 2007, through February 29, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to each Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


40          SHORT-TERM INVESTMENTS TRUST

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Funds provide a complete list of their holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Funds' semiannual and annual reports to shareholders. For the first and third quarters, the Funds file the list with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. Qualified persons, including beneficial owners of the Funds' shares and prospective investors, may obtain access to the Web site by calling the distributor at 800-659-1005 and selecting option 2. To locate each Fund's portfolio holdings information, access the Fund's overview page. Links to each Fund's complete quarterly holdings will be available on this Web page. Shareholders can also look up each Fund's Form N-Q filings on the SEC Web site, sec.gov. Each Fund's Form N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Funds are 811-02729 and 002-58287.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the Invesco Aim Web site, invescoaim.com. On the home page, scroll down and click on "Proxy Policy." The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to invescoaim.com, access the "About Us" tab, click on "Required Notices" and then click on "Proxy Voting Activity." Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.

Invesco Aim--SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc., Invesco Global Asset Management (N.A.), Inc., AIM Funds Management Inc. (DBA AIM Trimark Investments), Invesco Asset Management (Japan) Ltd. and Invesco Hong Kong Ltd. are affiliated investment advisors that serve as the subadvisor for some of the products and services represented by Invesco Aim. AIM Funds Management Inc. anticipates changing its name to Invesco Trimark Investment Management Inc. (DBA Invesco Trimark) on or prior to Dec. 31, 2008. Invesco Aim Distributors, Inc. is the distributor for the retail mutual funds, exchange-traded funds and U.S. institutional money market funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

                               [Invesco Aim LOGO]
                                - SERVICE MARK -

invescoaim.com             STIT-SAR-6             Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]           PRIVATE INVESTMENT CLASS
 - SERVICE MARK -            SHORT-TERM INVESTMENTS TRUST (STIT)
                             Liquid Assets Portfolio
                             STIC Prime Portfolio
                             Treasury Portfolio
                             Government & Agency Portfolio
                             Government TaxAdvantage Portfolio

                             Semiannual Report to Shareholders February 29, 2008

                                              [MOUNTAIN GRAPHIC]

AIM Investments
became INVESCO AIM
on March 31, 2008.

For more details, go to      2    Fund data
invescoaim.com               2    Fund composition by maturity
                             3    Letter to shareholders
                             4    Schedule of investments
                             21   Financial statements
                             27   Notes to financial statements
                             36   Financial highlights
                             40   Fund expenses

                             Unless otherwise stated, information presented in this report is as of February 29, 2008, and is based on total net assets. Unless otherwise stated, all data provided by Invesco Aim.

                             NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND DATA

==================================================================================================
PRIVATE INVESTMENT CLASS DATA AS OF 2/29/08


FUND                                 YIELDS          WEIGHTED AVERAGE MATURITY    TOTAL NET ASSETS
                                                    RANGE DURING   AT REPORTING
                                7-DAY     MONTHLY     REPORTING       PERIOD
                              SEC YIELD    YIELD       PERIOD           END

Liquid Assets                   3.33%      3.48%     28-50 days       50 days     $985.69 million
STIC Prime                      2.93       3.10      14-23 days       21 days      768.97 million
Treasury                        2.17       2.35      14-47 days       29 days        1.13 billion
Government & Agency             2.90       3.10      28-56 days       56 days      543.29 million
Government Tax Advantage        2.59       2.72      17-44 days       40 days       39.99 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invescoaim.com for the most recent month-end performance. Investment return will vary. Monthly yield represents annualized results for the period, net of fees and expenses, and excludes any realized capital gains or losses. Had the advisor and distributor not waived certain fees and/or reimbursed certain expenses, performance would have been lower. Based on the waiver rate in the current Fund prospectus had the advisor and/or distributor not waived fees and/or reimbursed expenses, the unsubsidized 7-day SEC yield would have been 3.07%, 2.66%, 1.90%, 2.67% and 2.16% for the Liquid Assets, STIC Prime, Treasury,
Government & Agency and Government Tax Advantage Portfolios, respectively. The 7-day unsubsidized
SEC yield is determined by subtracting the fee waivers and/or expense reimbursements from the
7-day SEC yield.

==================================================================================================

FUND COMPOSITION BY MATURITY

=============================================================              ======================

IN DAYS, AS OF 2/29/08                                                     IN DAYS, AS OF 2/29/08

           LIQUID                  GOVERNMENT      GOVERNMENT              STIC PRIME PORTFOLIO
           ASSETS      TREASURY     & AGENCY     TAX ADVANTAGE
         PORTFOLIO*    PORTFOLIO   PORTFOLIO**     PORTFOLIO**             1-7     40.6%
                                                                           8-14    13.1
1-7         35.3%        71.5%        59.8%          43.7%                 15-21    8.6
8-30        15.5          4.8          7.7           32.1                  22-28   11.8
31-90       36.5          8.2         16.8           15.4                  29-35    4.5
91-180      11.9         15.5          6.3            3.6                  36-42    9.9
181+         0.8          0.0          9.4            5.2                  43-60   11.5

=============================================================              ======================

The number of days to maturity of each holding is determined in accordance with the provisions of
Rule 2a-7 under the Investment Company Act of 1940.

*    The Fund may invest in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

**   Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.

==================================================================================================
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE
CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR
INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
==================================================================================================

==================================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH
CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
==================================================================================================


2   SHORT-TERM INVESTMENTS TRUST


                   Dear Fellow AIM Fund Shareholders:

                   Communication is always important and even more so in times of market volatility. On behalf of your Board of Trustees, I intend to keep you informed on events relating to the governance of Invesco Aim's money market funds and
   [CROCKETT       institutional cash management portfolios and to assure you that the Board
     PHOTO]        supports management's continuing investment discipline focused on the highest credit quality consistent with safety, liquidity and yield. At the same time, improved performance, reduced shareholder costs and high ethical standards remain key areas of focus for your Board.

                      Your Board's membership and standing committees have changed a bit recently.
Bruce Crockett     Ruth Quigley retired from Board service at the end of 2007, after serving since
                   1998, and we thank her for her many contributions. Larry Soll has assumed
                   Ruth's place as a vice chair of the Investments Committee. The Valuation
Committee, formerly chaired by Ruth, has been reorganized and has taken on additional responsibilities as the Valuation, Distribution and Proxy Oversight Committee under the chairmanship of Carl Frischling. The elevation of proxy oversight to standing committee status responds to suggestions from shareholders. In addition, Prema Mathai-Davis assumed my seat on the
Governance Committee, and I moved to the Audit Committee in a normal rotation of duties.

   Your interests are our first priority and for that reason we want to maintain a two-way channel of communication with you. The value of this communication between the Board and shareholders of the AIM Funds has been noted within and beyond the Invesco Aim community. Morningstar, the mutual fund tracking company, has commented favorably on communications between the Board of Trustees of the AIM Funds and their shareholders in its fall 2007 update of fund stewardship grades, where
Invesco Aim was one of fewer than 10 fund boards to get an A for board quality, according to
BoardIQ (11/13/07). If you have comments or questions about any areas relating to fund governance,
I encourage you to contact me by email at bruce@brucecrockett.com.

   Your Board looks forward to keeping you informed about your funds and to another year of diligent governance on your behalf.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

April 16, 2008


3   SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO
SCHEDULE OF INVESTMENTS

February 29, 2008
(Unaudited)





                                                          PRINCIPAL
                                                           AMOUNT
                                            MATURITY        (000)           VALUE
--------------------------------------------------------------------------------------

COMMERCIAL PAPER-36.11%(A)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/LEASES-7.74%

Amstel Funding Corp.
  3.10%(b)(c)                               05/06/08      $100,000     $    99,431,667
--------------------------------------------------------------------------------------
  3.13%(b)(c)                               05/21/08       100,000          99,295,750
--------------------------------------------------------------------------------------
  3.16%(b)(c)                               05/21/08       130,000         129,075,700
--------------------------------------------------------------------------------------
  3.17%(b)(c)                               05/08/08       100,000          99,401,222
--------------------------------------------------------------------------------------
  3.18%(b)(c)                               05/22/08       124,500         123,599,623
--------------------------------------------------------------------------------------
  3.28%(b)(c)                               03/20/08       100,000          99,826,889
--------------------------------------------------------------------------------------
  3.35%(b)(c)                               04/21/08       100,000          99,525,417
--------------------------------------------------------------------------------------
  3.61%(b)(c)                               04/21/08       100,000          99,488,583
--------------------------------------------------------------------------------------
  4.65%(b)(c)                               03/12/08       100,000          99,857,917
--------------------------------------------------------------------------------------
  4.69%(b)(c)                               04/04/08       175,000         174,224,847
--------------------------------------------------------------------------------------
Atlantis One Funding Corp.
  3.10%(b)(c)                               05/08/08       150,000         149,121,667
--------------------------------------------------------------------------------------
  3.10%(b)(c)                               05/16/08       100,000          99,345,555
--------------------------------------------------------------------------------------
  3.14%(b)(c)                               06/03/08        30,000          29,754,033
--------------------------------------------------------------------------------------
  3.15%(b)(c)                               05/30/08        50,000          49,606,250
--------------------------------------------------------------------------------------
  3.17%(b)(c)                               05/30/08       100,000          99,207,500
--------------------------------------------------------------------------------------
  3.20%(b)(c)                               04/24/08       100,000          99,520,000
--------------------------------------------------------------------------------------
  4.63%(b)(c)                               04/02/08       150,000         149,382,667
--------------------------------------------------------------------------------------
Fountain Square Commercial Funding Corp.
  4.70%(b)                                  04/04/08        50,000          49,778,055
--------------------------------------------------------------------------------------
  5.65%(b)                                  03/19/08       100,000          99,717,500
======================================================================================
                                                                         1,949,160,842
======================================================================================


ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-0.20%

Thunder Bay Funding, LLC 3.10%(b)           06/02/08        50,000          49,608,194
======================================================================================


ASSET-BACKED SECURITIES-FULLY BACKED-1.14%

Curzon Funding Ltd./LLC (CEP-American
  International Group, Inc.)
  3.20%(b)                                  04/09/08        15,000          14,948,000
--------------------------------------------------------------------------------------
  3.40%(b)                                  03/28/08        23,000          22,941,350
--------------------------------------------------------------------------------------
LMA Americas LLC (CEP-Credit Agricole
  S.A.) 3.30%(b)(c)                         03/17/08       250,000         249,633,333
======================================================================================
                                                                           287,522,683
======================================================================================


ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-6.00%

Concord Minutemen Capital Co.,
  LLC-Series A (Multi CEP's-Liberty
  Hampshire Co., LLC; agent)
  3.30%(b)                                  03/12/08        35,000          34,964,708
--------------------------------------------------------------------------------------
  3.31%(b)                                  05/16/08       120,000         119,161,467
--------------------------------------------------------------------------------------
  3.32%(b)                                  05/16/08        75,000          74,474,333
--------------------------------------------------------------------------------------
  3.40%(b)                                  05/12/08        49,903          49,563,659
--------------------------------------------------------------------------------------
  5.78%(b)                                  03/14/08        50,000          49,895,639
--------------------------------------------------------------------------------------
Crown Point Capital Co., LLC-Series A
  (Multi CEP's-Liberty Hampshire Co.,
  LLC; agent)
  3.23%(b)                                  05/09/08       100,000          99,380,917
--------------------------------------------------------------------------------------
  3.40%(b)                                  07/22/08        50,873          50,185,932
--------------------------------------------------------------------------------------
  5.35%(b)                                  04/03/08        50,000          49,754,792
--------------------------------------------------------------------------------------
  5.35%(b)                                  05/16/08       100,000          98,870,555
--------------------------------------------------------------------------------------
  5.75%(b)                                  03/14/08       100,000          99,792,361
--------------------------------------------------------------------------------------
Gotham Funding Corp. 3.27%(b)(c)            04/23/08        50,000          49,759,660
--------------------------------------------------------------------------------------
Kitty Hawk Funding Corp. 4.55%(b)           03/19/08        80,000          79,818,000
--------------------------------------------------------------------------------------
Legacy Capital Co., LLC-Series A (Multi
  CEP's-Liberty Hampshire Co., LLC;
  agent)
  3.40%(b)                                  07/22/08       101,746         100,371,864
--------------------------------------------------------------------------------------
  3.42%(b)                                  05/19/08        24,002          23,821,865
--------------------------------------------------------------------------------------
  6.00%(b)                                  03/10/08       125,000         124,812,500
--------------------------------------------------------------------------------------
Lexington Parker Capital Co., LLC
  3.15%(b)                                  08/22/08       101,585         100,038,368
--------------------------------------------------------------------------------------
  3.42%(b)                                  05/09/08        85,000          84,442,825
--------------------------------------------------------------------------------------
  3.45%(b)                                  04/25/08       125,000         124,341,146
--------------------------------------------------------------------------------------
  5.35%(b)                                  04/14/08       100,000          99,346,111
======================================================================================
                                                                         1,512,796,702
======================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-8.61%

Atlantic Asset Securitization LLC
  3.10%(b)                                  05/16/08       199,500         198,194,383
--------------------------------------------------------------------------------------
  3.28%(b)                                  03/17/08       100,000          99,854,222
--------------------------------------------------------------------------------------
Barton Capital LLC
  3.30%(b)                                  04/04/08        75,000          74,766,250
--------------------------------------------------------------------------------------
  3.30%(b)                                  04/11/08        95,659          95,299,482
--------------------------------------------------------------------------------------
Charta LLC
  5.25%(b)                                  03/07/08       100,000          99,912,500
--------------------------------------------------------------------------------------
Clipper Receivables Co., LLC
  3.30%(b)                                  03/04/08       120,000         119,967,000
--------------------------------------------------------------------------------------
  3.35%(b)                                  03/03/08        80,000          79,985,111
--------------------------------------------------------------------------------------
CRC Funding LLC
  5.20%(b)                                  03/14/08       100,000          99,812,222
--------------------------------------------------------------------------------------
  5.27%(b)                                  03/12/08       175,000         174,718,201
--------------------------------------------------------------------------------------

4          SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                           AMOUNT
                                            MATURITY        (000)           VALUE
--------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Fairway Finance Co., LLC
  3.25%(b)                                  04/25/08      $ 50,000     $    49,751,736
--------------------------------------------------------------------------------------
  3.29%(b)                                  04/25/08        50,000          49,748,681
--------------------------------------------------------------------------------------
  3.36%(b)                                  03/20/08       150,000         149,734,000
--------------------------------------------------------------------------------------
Gemini Securitization Corp., LLC
  3.15%(b)                                  05/27/08        75,605          75,029,457
--------------------------------------------------------------------------------------
  3.17%(b)                                  04/28/08        70,000          69,642,495
--------------------------------------------------------------------------------------
  5.52%(b)                                  03/04/08       125,000         124,942,500
--------------------------------------------------------------------------------------
Ranger Funding Co., LLC 4.55%(b)            03/19/08        91,515          91,306,803
--------------------------------------------------------------------------------------
Sheffield Receivables Corp. 3.35%(b)        03/12/08       203,500         203,291,695
--------------------------------------------------------------------------------------
Tulip Funding Corp. 3.13%(b)(c)             05/07/08        60,000          59,651,042
--------------------------------------------------------------------------------------
Yorktown Capital LLC
  3.01%(b)                                  06/13/08       114,992         113,992,081
--------------------------------------------------------------------------------------
  4.50%(b)                                  04/11/08        90,000          89,538,750
--------------------------------------------------------------------------------------
  4.55%(b)                                  03/19/08        50,000          49,886,250
======================================================================================
                                                                         2,169,024,861
======================================================================================

ASSET-BACKED SECURITIES-SECURITIES-3.53%

Grampian Funding Ltd./LLC
  3.10%(b)(c)                               06/03/08        60,000          59,514,333
--------------------------------------------------------------------------------------
  3.12%(b)(c)                               05/12/08       205,000         203,720,800
--------------------------------------------------------------------------------------
  3.17%(b)(c)                               05/07/08        75,000          74,557,521
--------------------------------------------------------------------------------------
  3.20%(b)(c)                               04/01/08        76,300          76,089,751
--------------------------------------------------------------------------------------
  4.68%(b)(c)                               04/25/08        79,000          78,435,150
--------------------------------------------------------------------------------------
  4.68%(b)(c)                               04/29/08       150,000         148,849,500
--------------------------------------------------------------------------------------
  4.75%(b)(c)                               03/05/08       100,000          99,947,222
--------------------------------------------------------------------------------------
  4.78%(b)(c)                               04/28/08       100,000          99,230,695
--------------------------------------------------------------------------------------
Tempo Finance Ltd./Corp. 5.26%(b)(c)        03/14/08        50,000          49,905,028
======================================================================================
                                                                           890,250,000
======================================================================================


ASSET-BACKED SECURITIES-TRADE RECEIVABLES-0.91%

Ciesco, LLC
  3.33%(b)                                  04/22/08        80,000          79,615,200
--------------------------------------------------------------------------------------
  3.53%(b)                                  04/14/08       100,000          99,568,556
--------------------------------------------------------------------------------------
  5.27%(b)                                  03/10/08        50,000          49,934,125
======================================================================================
                                                                           229,117,881
======================================================================================


DIVERSIFIED BANKS-4.48%

BNP Paribas Finance Inc.
  4.80%(c)                                  03/27/08       100,000          99,653,333
--------------------------------------------------------------------------------------
  4.82%(c)                                  03/28/08       100,000          99,638,500
--------------------------------------------------------------------------------------
Dexia Delaware LLC 4.81%(c)                 03/26/08       150,000         149,498,958
--------------------------------------------------------------------------------------
Lloyds TSB Bank PLC 2.74%(c)                07/29/08       150,000         148,290,625
--------------------------------------------------------------------------------------
Royal Bank of Scotland PLC 3.95%(c)         04/14/08       100,000          99,517,222
--------------------------------------------------------------------------------------
Societe Generale North America, Inc.
  2.76%(c)                                  11/03/08       100,000          98,106,334
--------------------------------------------------------------------------------------
  3.32%(c)                                  06/27/08       100,000          98,911,778
--------------------------------------------------------------------------------------
  4.61%(c)                                  04/01/08       100,000          99,603,028
--------------------------------------------------------------------------------------
  4.81%(c)                                  04/01/08       111,345         110,883,815
--------------------------------------------------------------------------------------
UBS Finance (Delaware) Inc. 2.98%(c)        06/09/08       125,000         123,965,278
======================================================================================
                                                                         1,128,068,871
======================================================================================


DIVERSIFIED CAPITAL MARKETS-0.40%

Morgan Stanley 5.40%                        03/10/08       100,000          99,865,000
======================================================================================


REGIONAL BANKS-3.10%

Bank of Ireland 4.60%(b)(c)                 04/04/08       100,000          99,565,556
--------------------------------------------------------------------------------------
Banque et Caisse d'Epargne de l'Etat
  3.96%(c)                                  04/10/08       100,000          99,560,000
--------------------------------------------------------------------------------------
Danske Corp.
  3.09%(c)                                  04/30/08       110,000         109,433,500
--------------------------------------------------------------------------------------
  3.12%(c)                                  04/30/08       175,000         174,091,458
--------------------------------------------------------------------------------------
Stadshypotek Delaware, Inc. 3.15%(b)(c)     04/30/08       200,000         198,951,667
--------------------------------------------------------------------------------------
Swedbank 4.01%(c)                           05/13/08       100,000          99,187,875
======================================================================================
                                                                           780,790,056
======================================================================================
     Total Commercial Paper (Cost
       $9,096,205,090)                                                   9,096,205,090
======================================================================================



CERTIFICATES OF DEPOSIT-24.82%

ABN AMRO Bank N.V. (United Kingdom)
  3.08%(c)                                  07/31/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Allied Irish Banks, PLC 5.47%               03/03/08       100,000         100,000,000
--------------------------------------------------------------------------------------
American Express Centurion Bank
  4.05%                                     04/14/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  4.94%                                     06/06/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria, S.A.
  3.05%                                     06/03/08       125,000         125,000,000
--------------------------------------------------------------------------------------
  4.29%                                     07/08/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  4.50%                                     04/08/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  4.51%                                     04/08/08        50,000          50,000,000
--------------------------------------------------------------------------------------
  4.68%                                     04/02/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Bank of Nova Scotia
  3.25%                                     05/28/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  4.63%                                     03/31/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Bank of Scotland PLC
  3.50%                                     10/22/08       118,000         118,294,139
--------------------------------------------------------------------------------------
  4.45%                                     04/09/08       120,000         120,025,595
--------------------------------------------------------------------------------------
  4.72%                                     04/02/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
  3.09%                                     05/27/08        50,000          50,000,000
--------------------------------------------------------------------------------------

5          SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                           AMOUNT
                                            MATURITY        (000)           VALUE
--------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

Barclays Bank PLC
  3.05%                                     08/27/08      $175,000     $   175,000,000
--------------------------------------------------------------------------------------
  3.15%                                     04/24/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  3.43%(d)                                  07/08/08       200,000         200,013,892
--------------------------------------------------------------------------------------
  4.70%                                     04/02/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  4.78%                                     03/03/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  4.86%                                     03/10/08       100,000         100,000,246
--------------------------------------------------------------------------------------
  5.26%                                     05/19/08       100,000         100,000,000
--------------------------------------------------------------------------------------
BNP Paribas (United Kingdom) 4.02%(c)       05/15/08       150,000         150,000,000
--------------------------------------------------------------------------------------
BNP Paribas
  4.04%                                     04/15/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  5.10%                                     03/13/08       100,000         100,000,000
--------------------------------------------------------------------------------------
CALYON S.A.
  3.15%                                     04/25/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  3.18%                                     07/29/08       150,000         150,000,000
--------------------------------------------------------------------------------------
  4.04%                                     04/15/08       125,000         125,000,000
--------------------------------------------------------------------------------------
  4.29%                                     07/08/08        50,000          50,000,000
--------------------------------------------------------------------------------------
  4.74%                                     03/31/08       150,000         150,000,000
--------------------------------------------------------------------------------------
Dexia Bank S.A. 4.72%                       03/31/08       100,000         100,000,824
--------------------------------------------------------------------------------------
HSBC Bank U.S.A. N.A. 2.95%                 07/03/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Lloyds TSB Bank PLC 3.10%                   04/25/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Royal Bank of Scotland
  2.90%                                     08/04/08       150,000         150,006,297
--------------------------------------------------------------------------------------
  3.05%                                     05/27/08       200,000         200,000,000
--------------------------------------------------------------------------------------
  3.08%(d)                                  07/03/08       100,000          99,930,093
--------------------------------------------------------------------------------------
  4.82%                                     03/07/08       100,000         100,000,082
--------------------------------------------------------------------------------------
  4.90%                                     05/30/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  5.46%                                     03/14/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Societe Generale (United Kingdom)
  3.02%(c)                                  07/21/08       100,000         100,003,894
--------------------------------------------------------------------------------------
  4.69%(c)                                  05/02/08       100,000         100,001,696
--------------------------------------------------------------------------------------
Societe Generale
  3.22%                                     07/30/08       150,000         150,006,192
--------------------------------------------------------------------------------------
  4.84%                                     03/31/08        50,000          50,069,493
--------------------------------------------------------------------------------------
Svenska Handelsbanken A.B. 3.01%            05/12/08       100,000         100,000,993
--------------------------------------------------------------------------------------
Swedbank A.B. 4.66%                         05/02/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Toronto Dominion Bank 5.13%                 03/03/08       100,000         100,000,000
--------------------------------------------------------------------------------------
UBS A.G
  3.00%                                     07/23/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  3.03%                                     08/21/08       100,000         100,002,367
--------------------------------------------------------------------------------------
  4.30%                                     07/08/08       200,000         200,000,000
--------------------------------------------------------------------------------------
  5.33%                                     06/10/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  5.39%                                     03/17/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  5.52%                                     03/06/08       100,000         100,000,000
--------------------------------------------------------------------------------------
UBS A.G. (United Kingdom) 4.27%(c)          07/09/08        25,000          25,102,328
--------------------------------------------------------------------------------------
UniCredito Italiano S.p.A
  3.21%                                     07/29/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  4.76%                                     04/03/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  4.92%                                     05/29/08        95,000          95,000,000
--------------------------------------------------------------------------------------
Wachovia Bank, N.A.
  3.93%(d)                                  01/27/09       100,000         100,000,000
--------------------------------------------------------------------------------------
  5.40%                                     03/28/08        19,000          19,004,739
--------------------------------------------------------------------------------------
Westpac Banking Corp. 4.70%                 04/02/08       100,000         100,000,878
======================================================================================
     Total Certificates of Deposit (Cost
       $6,252,463,748)                                                   6,252,463,748
======================================================================================



MEDIUM-TERM NOTES-6.91%

Abbey National Treasury Services PLC
  Floating Rate MTN 4.68%(b)(c)(d)          10/02/08       100,000         100,130,410
--------------------------------------------------------------------------------------
AIG Matched Funding Corp. Floating Rate
  MTN 3.08%(b)(d)                           06/16/08        75,000          75,001,277
--------------------------------------------------------------------------------------
Allstate Life Global Funding,
  Floating Rate MTN
  3.15%(b)(d)                               09/26/08        50,000          50,000,000
--------------------------------------------------------------------------------------
  5.21%(b)(d)                               12/08/08        60,000          60,036,862
--------------------------------------------------------------------------------------
Allstate Life Global Funding II,
  Floating Rate MTN
  3.20%(b)(d)                               10/15/08       130,000         130,000,000
--------------------------------------------------------------------------------------
  3.26%(b)(d)                               10/07/08       140,000         140,000,000
--------------------------------------------------------------------------------------
Credit Agricole S.A. Floating Rate MTN
  3.84%(b)(c)(d)                            08/26/08       100,000         100,000,000
--------------------------------------------------------------------------------------
MBIA Global Funding, LLC Floating Rate
  MTN 5.13%(b)(d)                           06/05/08       100,000         100,006,313
--------------------------------------------------------------------------------------
MetLife of Connecticut Institutional
  Funding Ltd. (United Kingdom) Floating
  Rate MTN 3.40%(d)                         04/30/08       270,000         270,141,191
--------------------------------------------------------------------------------------
National Australia Bank Ltd. Floating
  Rate MTN 4.73%(b)(c)(d)                   10/01/08       100,000         100,093,853
--------------------------------------------------------------------------------------
New York Life Funding (United Kingdom)
  Floating Rate MTN 4.83%(b)(d)             04/14/08        75,000          75,033,991
--------------------------------------------------------------------------------------
Royal Bank of Canada Floating Rate MTN
  3.23%(b)(c)(d)                            10/09/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Royal Bank of Scotland PLC Sr. Unsec.
  Floating Rate MTN 3.12%(b)(c)(d)          09/19/08        60,000          60,000,000
--------------------------------------------------------------------------------------
Svenska Handelsbanken A.B. Floating Rate
  MTN 3.11%(b)(c)(d)                        09/13/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Toyota Motor Credit Corp. Series B,
  Floating Rate MTN 3.22%(d)                02/06/09       100,000         100,000,000
--------------------------------------------------------------------------------------
Westpac Banking Corp.,
  Floating Rate MTN
  3.17%(c)(d)                               09/05/08        30,000          30,000,671
--------------------------------------------------------------------------------------
  4.64%(c)(d)                               02/06/09       150,000         149,945,058
======================================================================================
     Total Medium-Term Notes (Cost
       $1,740,389,626)                                                   1,740,389,626
======================================================================================



6          SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                           AMOUNT
                                            MATURITY        (000)           VALUE
--------------------------------------------------------------------------------------

VARIABLE RATE DEMAND NOTES-LETTER OF CREDIT
  ENHANCED-5.64%(d)(e)(f)

989 Market Street LLC Series 2006,
  Incremental Taxable Bonds
  (LOC-Wachovia Bank, N.A.) 3.34%(g)        03/01/26      $  7,600     $     7,600,000
--------------------------------------------------------------------------------------
A Mining Group LLC; Series 2006,
  Incremental Taxable Bonds
  (LOC-Wachovia Bank, N.A.) 3.44%(g)        06/01/29        11,355          11,355,000
--------------------------------------------------------------------------------------
Advance Packaging Corp.; Series 2006,
  Taxable Securities (LOC-Fifth Third
  Bank) 3.60%(g)                            10/01/36         3,850           3,850,000
--------------------------------------------------------------------------------------
Alamogordo (City of), New Mexico (Gerald
  Champion Regional Medical Center);
  Series 2007 B, Refunding Taxable
  Hospital Improvement RB (LOC-Bank of
  America, N.A.) 3.20%(g)                   07/01/18         8,020           8,020,000
--------------------------------------------------------------------------------------
Albany (City of), New York Industrial
  Development Agency (Albany Medical
  Center Hospital); Series 2006 B,
  Taxable IDR (LOC-RBS Citizens, N.A.)
  3.37%(g)                                  05/01/35         2,350           2,350,000
--------------------------------------------------------------------------------------
Albuquerque (City of), New Mexico (KTech
  Corp. Project); Series 2002, Taxable
  RB (LOC-Wells Fargo Bank, N.A.)
  3.12%(g)                                  08/01/25         1,800           1,800,000
--------------------------------------------------------------------------------------
American Association of Retired Persons;
  Series 2001, Taxable Notes (LOC-Bank
  of America, N.A.) 3.20%(g)                05/01/31        31,200          31,200,000
--------------------------------------------------------------------------------------
Atlanticare Health Services, Inc.;
  Series 2003, Taxable Bonds
  (LOC-Wachovia Bank, N.A.) 3.39%(g)        10/01/33        16,505          16,505,000
--------------------------------------------------------------------------------------
Auburn (City of), Alabama Industrial
  Development Board; Series 2006 A,
  Refunding Taxable IDR (LOC-Allied
  Irish Banks PLC) 3.15%(c)(g)              07/01/26         5,640           5,640,000
--------------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000,
  Taxable Bonds (LOC-RBS Citizens, N.A.)
  3.39%(g)                                  02/01/15        44,140          44,140,000
--------------------------------------------------------------------------------------
Bernalillo (County of), New Mexico
  (Tempur Production USA, Inc. Project);
  Series 2005 A, Taxable RB (LOC-Bank of
  America, N.A.) 3.20%(g)                   09/01/30        10,730          10,730,000
--------------------------------------------------------------------------------------
Biola University;
  Series 2004 A, Taxable RB (LOC-Allied
  Irish Banks PLC) 3.20%(c)(g)              10/01/34        12,200          12,200,000
--------------------------------------------------------------------------------------
  Series 2004 B, Taxable RB (LOC-BNP
  Paribas) 3.20%(c)(g)                      10/01/34        12,200          12,200,000
--------------------------------------------------------------------------------------
Bochasanwais Shree Akshar Purushottam
  Swaminarayan Sanstha Inc.; Series
  2006, Taxable Bonds (LOC-Comerica
  Bank) 3.17%                               06/01/22         2,800           2,800,000
--------------------------------------------------------------------------------------
Brazos River Authority (TXU Electric Co.
  Project); Series 2001 I, Taxable PCR
  (LOC-Citibank, N.A.) 3.39%(g)             12/01/36        61,790          61,790,000
--------------------------------------------------------------------------------------
Capital Markets Access Co. LC (Boynton
  Outpatient Center, LLC Project);
  Series 2005-B, Taxable Bonds
  (LOC-Wachovia Bank, N.A.) 3.39%(g)        07/01/25         1,275           1,275,000
--------------------------------------------------------------------------------------
Capital Markets Access Co. LC (Delray
  Outpatient Properties, LLC Project);
  Series 2005-A, Taxable Bonds
  (LOC-Wachovia Bank, N.A.) 3.39%           07/01/25         8,010           8,010,000
--------------------------------------------------------------------------------------
Capital Markets Access Co. LC (Pinnacle
  Financial Project); Series 2007,
  Taxable Bonds (LOC-Wachovia Bank,
  N.A.) 3.39%                               02/01/32         5,195           5,195,000
--------------------------------------------------------------------------------------
Capital One Funding Corp.;
  Series 1999 F, Taxable Notes
  (LOC-JPMorgan Chase Bank, N.A.)
  3.30%(g)                                  12/02/19         7,280           7,280,000
--------------------------------------------------------------------------------------
  Series 2000 B, Taxable Notes
  (LOC-JPMorgan Chase Bank, N.A.)
  3.30%(g)                                  07/01/20         6,639           6,639,000
--------------------------------------------------------------------------------------
  Series 2000 C, Taxable Notes
  (LOC-JPMorgan Chase Bank, N.A.)
  3.30%(g)                                  09/01/20         6,004           6,004,000
--------------------------------------------------------------------------------------
  Series 2000 D, Taxable Notes
  (LOC-JPMorgan Chase Bank, N.A.)
  3.30%(g)                                  05/01/26         6,000           6,000,000
--------------------------------------------------------------------------------------
Chatham Capital Corp.; Series 2000,
  Taxable Notes (LOC-JPMorgan Chase
  Bank, N.A.) 3.30%(g)                      07/01/20        11,100          11,100,000
--------------------------------------------------------------------------------------
Chestnut Partnership (The); Series 1999,
  Taxable RB (LOC-Bank of America, N.A.)
  3.15%(g)                                  01/02/29        18,940          18,940,000
--------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Bethesda Living Centers-
  Viewpoint Project); Series 2004 C,
  Taxable RB (LOC-Bank of America, N.A.)
  3.22%(g)                                  08/01/30         3,625           3,625,000
--------------------------------------------------------------------------------------
Conair Corp.; Series 2002, Taxable
  Economic Development Bonds
  (LOC-Wachovia Bank, N.A.) 3.34%(g)        09/01/12         5,660           5,660,000
--------------------------------------------------------------------------------------
Corp. Finance Managers Inc., Integrated
  Loan Program; Series 2003 B, PARTs
  (LOC-Wells Fargo Bank, N.A.) 3.12%(g)     02/02/43           155             155,000
--------------------------------------------------------------------------------------
Danville (City of), Pittsylvania (County
  of), Virginia Regional Industrial
  Facility Authority (Crane Creek
  Project); Series 2005, Taxable RB
  (LOC-Wachovia Bank, N.A.) 3.39%           01/01/26           400             400,000
--------------------------------------------------------------------------------------
Detroit (City of), Michigan Economic
  Development Corp. (Waterfront
  Reclamation and Casino Development
  Project); Series 1999 A, Taxable RB
  (LOC-Deutsche Bank A.G.) 3.17%(c)(g)      05/01/09        41,830          41,830,000
--------------------------------------------------------------------------------------
Dome Corp.; Series 1991, Notes
  (LOC-Wachovia Bank, N.A.) 3.34%(g)        08/31/16         9,400           9,400,000
--------------------------------------------------------------------------------------

7          SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                           AMOUNT
                                            MATURITY        (000)           VALUE
--------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES-LETTER OF CREDIT
  ENHANCED-(CONTINUED)

Emerald Bay Club L.P.; Series 2004,
  Taxable Bonds (LOC-Wachovia Bank,
  N.A.) 3.34%(g)                            12/01/15      $  8,000     $     8,000,000
--------------------------------------------------------------------------------------
EPC Allentown, LLC; Series 2005, Taxable
  Bonds (LOC-Wachovia Bank, N.A.)
  3.34%(g)                                  07/01/30         5,825           5,825,000
--------------------------------------------------------------------------------------
Exeter Realty Co. Series 2003 A, Notes
  (LOC-General Electric Capital Corp.)
  3.34%(g)                                  10/01/13         8,000           8,000,000
--------------------------------------------------------------------------------------
Florida Christian College, Inc.; Series
  2006, Taxable RB (LOC-Fifth Third
  Bank) 3.15%(g)                            11/01/36         6,500           6,500,000
--------------------------------------------------------------------------------------
Forward Corp. Series 2005, Taxable
  Securities (LOC-Fifth Third Bank)
  3.60%(g)                                  12/01/30           900             900,000
--------------------------------------------------------------------------------------
Four Dam Pool Agency (The); (Alaska)
  Series 2004 B, Refunding Taxable
  Electric RB (LOC-Dexia Group S.A.)
  3.08%(c)(g)                               07/01/26         3,825           3,825,000
--------------------------------------------------------------------------------------
Fun Entertainment LLC; Series 2005,
  Taxable Bonds (LOC-Wachovia Bank,
  N.A.) 3.34%(g)                            01/01/25        10,075          10,075,000
--------------------------------------------------------------------------------------
Gainesville (City of) & Hall (County
  of), Georgia Development Authority
  (Fieldale Farms Corp. Project); Series
  2006, Taxable IDR (LOC-Wachovia Bank,
  N.A.) 3.39%(g)                            03/01/21        20,000          20,000,000
--------------------------------------------------------------------------------------
General Secretariat of the Organization
  of American States; Series 2001 A,
  Taxable (LOC-Bank of America, N.A.)
  3.20%(g)                                  03/01/33        17,330          17,330,000
--------------------------------------------------------------------------------------
Germain Properties of Columbus Inc.,
  Germain Real Estate Co. LLC and
  Germain Motor Co.; Series 2001,
  Taxable Notes (LOC-JPMorgan Chase
  Bank, N.A.) 3.55%                         03/01/31         7,600           7,600,000
--------------------------------------------------------------------------------------
Glendale (City of), Arizona Industrial
  Development Authority (Thunderbird,
  The Garvin School of International
  Management); Series 2005 B, Taxable
  Refunding RB (LOC-Bank of New York)
  3.20%(g)                                  07/01/35         6,300           6,300,000
--------------------------------------------------------------------------------------
Harvest Bible Chapel; Series 2004,
  Taxable RB (LOC-Fifth Third Bank)
  3.17%(g)                                  08/01/29        10,285          10,285,000
--------------------------------------------------------------------------------------
Hunter's Ridge/Southpointe; Series 2005,
  Taxable Notes (LOC-Wachovia Bank,
  N.A.) 3.34%(g)                            06/01/25         6,120           6,120,000
--------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Christian Homes, Inc.);
  Series 2007 B Taxable RB (LOC-Fifth
     Third Bank) 3.15%(g)                   05/15/31         6,825           6,825,000
--------------------------------------------------------------------------------------
  Series 2007 C Taxable Convertible
     Revenue RB (LOC-Fifth Third Bank)
     3.15%(g)                               05/15/31         8,090           8,090,000
--------------------------------------------------------------------------------------
Imaging Investment Group, L.L.C.,
  Radiology Physicians of Indian River
  County, LC and Vero Radiology
  Associates, Inc. (Imaging Radiology
  Project); Series 2005, Taxable Bonds
  (LOC-Wachovia Bank, N.A.) 3.34%(g)        05/01/31         6,975           6,975,000
--------------------------------------------------------------------------------------
JPV Capital LLC; Series 1999 A, Taxable
  Notes (LOC-Wells Fargo Bank, N.A.)
  3.39%(g)                                  12/01/39        17,500          17,500,000
--------------------------------------------------------------------------------------
Kordsa Inc.; Series 2006, Bonds
  (LOC-General Electric Capital Corp.)
  3.17%(g)                                  06/01/26         8,500           8,500,000
--------------------------------------------------------------------------------------
Lake Oswego (City of), Oregon
  Redevelopment Agency; Series 2005 B,
  Taxable TAN (LOC-Wells Fargo Bank,
  N.A.) 3.12%(g)                            06/01/20         1,185           1,185,000
--------------------------------------------------------------------------------------
Loanstar Assets Partners L.P.; Series
  2005 A, Taxable Student Loan RB
  (LOC-State Street Bank & Trust Co.)
  3.15%(b)(g)                               02/01/41       163,400         163,400,000
--------------------------------------------------------------------------------------
Lone Tree (City of), Colorado Building
  Authority; Series 2007, Taxable COP
  (LOC-Wells Fargo Bank, N.A.) 3.55%(g)     12/01/17         3,075           3,075,000
--------------------------------------------------------------------------------------
LP Pinewood SPV LLC; Series 2003,
  Taxable Notes (LOC-Wachovia Bank,
  N.A.) 3.34%(g)                            02/01/18       120,200         120,200,000
--------------------------------------------------------------------------------------
Luzerne (County of), Pennsylvania
  Industrial Development Authority
  (PennSummit Tubular LLC Project);
  Series 2006 B, Taxable RB
  (LOC-Wachovia Bank, N.A.) 3.34%           02/01/21         1,275           1,275,000
--------------------------------------------------------------------------------------
M3 Realty, LLC; Series 2007, Notes
  (LOC-General Electric Capital Corp.)
  3.19%(g)                                  01/01/33        14,920          14,920,000
--------------------------------------------------------------------------------------
Macatawa Capital Partners LLC (Profile
  Industrial Packaging Corp.); Series
  2003 A, Taxable Notes (LOC-Fifth Third
  Bank) 3.60%(g)                            12/01/53         2,335           2,335,000
--------------------------------------------------------------------------------------
Macon-Bibb (County of), Industrial
  Authority (Bass Pro Outdoor World, LLC
  Project); Series 2005, Taxable RB
  (LOC-General Electric Capital Corp.)
  3.12%(g)                                  07/01/25         5,300           5,300,000
--------------------------------------------------------------------------------------
Madison (City of), Wisconsin Community
  Development Authority (Overture
  Development Corp.); Series 2001,
  Taxable RB (LOC-JPMorgan Chase Bank,
  N.A.; U.S. Bank, N.A.; M&I Marshall &
  Ilsley Bank) 3.32%(g)                     06/01/36        58,700          58,700,000
--------------------------------------------------------------------------------------
Marsh Enterprises, LLC; Series 2003,
  Taxable Securities (LOC-Fifth Third
  Bank) 3.60%(g)                            01/01/28         8,790           8,790,000
--------------------------------------------------------------------------------------

8          SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                           AMOUNT
                                            MATURITY        (000)           VALUE
--------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES-LETTER OF CREDIT
  ENHANCED-(CONTINUED)

Massachusetts (State of) Development
  Finance Agency (Briarwood
  Retirement Community Issue);
  Series 2004 B Taxable RB
  (LOC-Comerica Bank)
  3.17%(g)                                  01/01/35      $    640     $       640,000
--------------------------------------------------------------------------------------
  3.17%                                     01/01/35         8,525           8,525,000
--------------------------------------------------------------------------------------
Meharry Medical College; Series 2001,
  Unlimited Taxable GO (LOC-Bank of
  America, N.A.) 3.20%(g)                   08/01/16         8,595           8,595,000
--------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund
  (Holland Home Obligated Group); Series
  2005 B, Taxable Refunding Limited
  Obligation RB (LOC-Fifth Third Bank)
  3.15%                                     11/01/28         7,515           7,515,000
--------------------------------------------------------------------------------------
Mississippi (State of) Business Finance
  Corp. (Belk, Inc. Project); Series
  2005, Taxable IDR (LOC-Wachovia Bank,
  N.A.) 3.34%(g)                            10/01/25        17,780          17,780,000
--------------------------------------------------------------------------------------
Mississippi (State of) Business Finance
  Corp. (Cellular South, Inc. Project);
  Series 2005, Taxable IDR (LOC-Bank of
  America, N.A.) 3.20%(b)(g)                08/01/20        10,800          10,800,000
--------------------------------------------------------------------------------------
Mississippi (State of) Business Finance
  Corp. (GE Plastices Project); Series
  1998, Taxable IDR (LOC-Citibank, N.A.)
  3.28%(g)                                  02/01/23        41,000          41,000,000
--------------------------------------------------------------------------------------
Mississippi (State of) Business Finance
  Corp. (Lextron-Visteon Leasing, LLC
  Project); Series 2003, Taxable IDR
  (LOC-JPMorgan Chase Bank, N.A.)
  3.15%(g)                                  12/01/27         7,330           7,330,000
--------------------------------------------------------------------------------------
Mississippi (State of) Business Finance
  Corp. (Viking Range Corp. Project);
  Series 2000, Taxable IDR (LOC-Bank of
  America, N.A.) 3.19%                      06/01/15         9,555           9,555,000
--------------------------------------------------------------------------------------
Missouri (State of) Development Finance
  Board (Duke Manufacturing Co.); Series
  2004 B, Taxable Home Mortgage RB
  (LOC-Bank of America, N.A.) 3.20%(g)      12/01/20         7,800           7,800,000
--------------------------------------------------------------------------------------
Missouri (State of) Development Finance
  Board (Ninth Street Garage Project);
  Series 2004 B, Taxable Infrastructure
  Facilities RB (LOC-Bank of America,
  N.A.) 3.20%(g)                            12/01/20         4,800           4,800,000
--------------------------------------------------------------------------------------
Monongalia Health System, Inc.; Series
  2008 B, Taxable Hospital Bonds
  (LOC-JPMorgan Chase Bank, N.A.)
  3.18%(g)                                  07/01/40        14,250          14,250,000
--------------------------------------------------------------------------------------
Nashville (City of), & Davidson (County
  of) Tennessee Health and Educational
  Facilities Board (Weatherly Ridge
  Apartments Project); Series 2006 B,
  Multi-Family Housing Taxable RB
  (LOC-U.S. Bank N.A.) 3.22%                12/01/41         1,900           1,900,000
--------------------------------------------------------------------------------------
Net Magan Two LLC;
  Series 2006 Taxable RB (LOC-Wachovia
  Bank, N.A.)
  3.34%(g)                                  04/01/26        11,500          11,500,000
--------------------------------------------------------------------------------------
  3.34%                                     04/01/26         3,700           3,700,000
--------------------------------------------------------------------------------------
New Jersey (State of) Economic
  Development Authority Thermal Energy
  Facilities (Marina Energy LLC-2001
  Project); Series B, Taxable RB
  (LOC-Wachovia Bank, N.A.) 3.12%(g)        09/01/21         7,700           7,700,000
--------------------------------------------------------------------------------------
Newport News (City of), Virginia
  Economic Development Authority
  (Newport News Shipbuilding Project);
  Series 2000 B, Taxable Incremental RB
  (LOC-Wachovia Bank, N.A.) 3.44%(g)        07/01/31        19,505          19,505,000
--------------------------------------------------------------------------------------
NGSP, Inc.; Series 2006, Taxable RB
  (LOC-Bank of America, N.A.) 3.20%(g)      06/01/46         6,500           6,500,000
--------------------------------------------------------------------------------------
Nicholas Capital Investments, LLC
  (Nicholas Plastics, Inc.); Series
  2005-A, Taxable Notes (LOC-Fifth Third
  Bank) 3.34%(g)                            02/01/45         5,100           5,100,000
--------------------------------------------------------------------------------------
Old Hickory (City of), Tennessee (AHPC)
  Series 2005, Bonds (LOC-Wachovia Bank,
  N.A.) 3.15%(g)                            01/01/20         2,110           2,110,000
--------------------------------------------------------------------------------------
Polk (County of), Florida Industrial
  Development Authority (GSG Investments
  Project); Series 2005 B, Taxable IDR
  (LOC-Wachovia Bank, N.A.) 3.39%(g)        05/01/27         3,270           3,270,000
--------------------------------------------------------------------------------------
Porterfield Family Partners, L.P.;
  Series 2004, Taxable Notes
  (LOC-Wachovia Bank, N.A.) 3.39%(g)        07/01/14         2,900           2,900,000
--------------------------------------------------------------------------------------
Prince George's (County of), Maryland
  (Collington Episcopal Life Care
  Community, Inc.); Series 2006 C,
  Taxable RB (LOC-Bank of America, N.A.)
  3.15%(g)                                  04/01/15         6,390           6,390,000
--------------------------------------------------------------------------------------
Racetrac Capital, LLC; Series 2000,
  Taxable Bonds (LOC-Regions Bank)
  3.17%(g)                                  09/01/20        15,700          15,700,000
--------------------------------------------------------------------------------------
Ray, R.G. Corp.; Series 2000, Taxable
  Bonds (LOC-Bank of America, N.A.)
  3.20%(g)                                  01/01/15         2,190           2,190,000
--------------------------------------------------------------------------------------
Richmond (City of), Redevelopment &
  Housing Authority (1995 Old Manchester
  Project); Series 1995 B, Taxable RB
  (LOC-Wachovia Bank, N.A.) 3.31%(g)        12/01/25         1,590           1,590,000
--------------------------------------------------------------------------------------
Roanoke Rapids (City of), North Carolina
  Music and Entertainment District;
  Series 2007, Special RB (LOC-Bank of
  America, N.A.) 3.20%(g)                   07/01/27        11,500          11,500,000
--------------------------------------------------------------------------------------

9          SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                           AMOUNT
                                            MATURITY        (000)           VALUE
--------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES-LETTER OF CREDIT
  ENHANCED-(CONTINUED)

Rockwood Quarry, LLC; Series 2002,
  Taxable Notes (LOC-Fifth Third
  Bank) 3.60%(g)                            12/01/22      $  4,100     $     4,100,000
--------------------------------------------------------------------------------------
Roman Catholic Diocese of Charlotte;
  Series 2002, Taxable Bonds
  (LOC-Wachovia Bank, N.A.) 3.34%(g)        05/01/14        11,360          11,360,000
--------------------------------------------------------------------------------------
Roman Catholic Diocese of Raleigh;
  Series 2002 A Taxable RB (LOC-Bank of
  America, N.A.)
  3.17%                                     06/01/18         4,000           4,000,000
--------------------------------------------------------------------------------------
  3.17%(g)                                  06/01/18         1,200           1,200,000
--------------------------------------------------------------------------------------
S&L Capital, LLC (J&L Development of
  Holland, LLC); Series 2005 A, Taxable
  RB (LOC-Federal Home Loan Bank of
  Indianapolis) 3.34%(g)                    07/01/40         4,015           4,015,000
--------------------------------------------------------------------------------------
S&L Capital, LLC (LJ&S Development,
  LLC); Series 2002 A, Taxable Notes
  (LOC-Comerica Bank) 3.34%(g)              11/04/42         5,000           5,000,000
--------------------------------------------------------------------------------------
Sabri Arac (The Quarry Lane School);
  Series 2005, Taxable Bonds (LOC-Bank
  of America, N.A.) 3.20%(g)                10/01/35        20,500          20,500,000
--------------------------------------------------------------------------------------
Santa Rosa (City of), California
  (Rancheria Tachi Yokut Tribe); Series
  2004, Taxable RB (LOC-JPMorgan Chase
  Bank, N.A.) 3.55%(g)                      09/01/19        34,515          34,515,000
--------------------------------------------------------------------------------------
Savannah College of Art and Design,
  Inc.; Series 2004, Taxable RB
  (LOC-Bank of America, N.A.) 3.20%(g)      04/01/24        22,669          22,668,669
--------------------------------------------------------------------------------------
Shepherd Capital LLC (Trade Center);
  Series 2004 A, Taxable Notes (LOC-
  Fifth Third Bank) 3.34%(g)                07/01/54        10,000          10,000,000
--------------------------------------------------------------------------------------
Shepherd Capital LLC (Open Terrace);
  Series 2002 B, Taxable Notes
  (LOC-Wachovia Bank, N.A.) 3.34%(g)        11/01/52         9,730           9,730,000
--------------------------------------------------------------------------------------
Shepherd Capital LLC (Hinman
  Affiliates); Series 2003 D, Taxable
  Notes (LOC-Federal Home Loan Bank of
  Indianapolis) 3.34%(g)                    10/01/53         5,660           5,660,000
--------------------------------------------------------------------------------------
Sprenger Enterprises Inc.; Series 2005,
  Option Bonds (LOC-JPMorgan Chase Bank,
  N.A.) 3.55%(g)                            10/01/35        17,400          17,400,000
--------------------------------------------------------------------------------------
Thomasville (City of), Georgia Payroll
  Development Authority (American Fresh
  Foods L.P.); Series 2005 B, Taxable RB
  (LOC-Wachovia Bank, N.A.) 3.39%(g)        09/01/17         1,675           1,675,000
--------------------------------------------------------------------------------------
Tift (County of), Development Authority
  (Heatcraft Refrigeration Products LLC
  Project);
  Series 2008 A Taxable RB (LOC-Wachovia
  Bank, N.A.)
  3.34%(g)                                  02/01/18         3,600           3,600,000
--------------------------------------------------------------------------------------
  Series 2008 B Taxable RB (LOC-Wachovia
  Bank, N.A.)
  3.34%(g)                                  02/01/18        12,700          12,700,000
--------------------------------------------------------------------------------------
Trinity Funding LLC (Trinity
  Affiliates); Series 2006 A, Taxable RB
  (LOC-Fifth Third Bank) 3.60%(g)           03/01/36        16,230          16,230,000
--------------------------------------------------------------------------------------
United Fuels, LLC; Series 2006, Taxable
  RB (LOC-Fifth Third Bank) 3.60%(g)        01/01/31         4,710           4,710,000
--------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; Series 2001, Taxable RB
  (LOC-Wachovia Bank, N.A.) 3.39%(g)        07/01/26        43,070          43,070,000
--------------------------------------------------------------------------------------
Wake Forest University; Series 1997,
  Taxable RB (LOC-Wachovia Bank, N.A.)
  3.29%(g)                                  07/01/17         2,400           2,400,000
--------------------------------------------------------------------------------------
West Michigan Heart Capital LLC
  (Leffingwell Heart, LLC); Series 2004
  A, Taxable Notes (LOC-Fifth Third
  Bank) 3.34%(g)                            05/01/44        15,280          15,280,000
--------------------------------------------------------------------------------------
Westmoreland (County of), Pennsylvania
  Industrial Development Authority
  (Excela Health Project); Series 2005
  D, Taxable Health System IDR
  (LOC-Wachovia Bank, N.A.) 3.32%(g)        07/01/25         1,900           1,900,000
--------------------------------------------------------------------------------------
Young Men's Christian Association of
  Hunterdon County New Jersey; Series
  2004, Taxable Notes (LOC-Wachovia
  Bank, N.A.) 3.34%(g)                      02/01/24         2,110           2,110,000
--------------------------------------------------------------------------------------
Ziegler Columbus LLC / Ziegler St. Cloud
  LLC; Series 2007, Notes (LOC-General
  Electric Capital Corp.) 3.19%(g)          01/01/33        25,000          25,000,000
======================================================================================
     Total Variable Rate Demand Notes
       (Cost $1,420,491,669)                                             1,420,491,669
======================================================================================



MASTER NOTE AGREEMENTS-5.27%(h)

Goldman Sachs Credit Partners L.P.,
  (Acquired 02/01/08; Cost $150,000,000)
  3.27%(b)(g)(i)                            06/02/08       150,000         150,000,000
--------------------------------------------------------------------------------------
  (Acquired 12/21/07; Cost $150,000,000)
  3.38%(b)(g)(i)(j)                               --       150,000         150,000,000
--------------------------------------------------------------------------------------
Lehman Brothers Inc.,
  3.28%(b)(d)(g)(j)                               --       260,000         260,000,000
--------------------------------------------------------------------------------------
  3.33%(b)(g)                               12/25/08       267,000         267,000,000
--------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  3.33%(b)(d)(g)(j)                               --       500,000         500,000,000
======================================================================================
     Total Master Note Agreements (Cost
       $1,327,000,000)                                                   1,327,000,000
======================================================================================



10          SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                           AMOUNT
                                            MATURITY        (000)           VALUE
--------------------------------------------------------------------------------------

FUNDING AGREEMENTS-2.49%

MetLife Insurance Co. of Connecticut,
  (Acquired 08/27/07; Cost $100,000,000)
  3.15%(b)(d)(i)                            08/27/08      $100,000     $   100,000,000
--------------------------------------------------------------------------------------
  (Acquired 11/21/07; Cost $125,000,000)
  3.15%(b)(d)(i)                            11/21/08       125,000         125,000,000
--------------------------------------------------------------------------------------
  (Acquired 10/12/07; Cost $3,000,000)
  4.52%(b)(d)(i)                            10/10/08         3,000           3,000,000
--------------------------------------------------------------------------------------
Metropolitan Life Insurance Co.,
  Floating Rate
  (Acquired 09/13/07; Cost $10,000,000)
  3.51%(b)(d)(i)                            11/28/08        10,000          10,000,000
--------------------------------------------------------------------------------------
  (Acquired 09/13/07; Cost $5,000,000)
  4.21%(b)(d)(i)                            11/18/08         5,000           5,000,000
--------------------------------------------------------------------------------------
  (Acquired 11/27/07; Cost $125,000,000)
  5.07%(b)(d)(i)                            10/09/08       125,000         125,000,000
--------------------------------------------------------------------------------------
New York Life Insurance Co. (Acquired
  04/04/07; Cost $259,000,000)
  4.89%(b)(d)(i)                            04/04/08       259,000         259,000,000
======================================================================================
     Total Funding Agreements (Cost
       $627,000,000)                                                       627,000,000
======================================================================================



TIME DEPOSITS-2.00%

ABN AMRO Bank N.V. (Cayman Islands)
  3.25%(c)(g)(i)                            03/03/08       300,000         300,000,000
--------------------------------------------------------------------------------------
KBC Bank N.V. (Cayman Islands)
  3.25%(c)(g)(i)                            03/03/08       203,690         203,689,816
======================================================================================
     Total Time Deposits (Cost
       $503,689,816)                                                       503,689,816
======================================================================================



ASSET-BACKED SECURITIES-0.60%

FULLY SUPPORTED MONOLINE-0.21%

Wachovia Asset Securitization Issuance,
  LLC; Series 2004-HEMM1, Class A, Money
  Market Notes (CEP-Financial Security
  Assurance Inc.) 3.29%(b)(d)(k)            11/25/34        52,643          52,643,118
======================================================================================


STRUCTURED-0.39%

Paragon Mortgages PLC (United Kingdom)
  Series 15A, Class A1, Floating Rate
  Notes 3.12%(b)(c)(d)                      12/15/39        98,639          98,639,460
======================================================================================
     Total Asset-Backed Securities (Cost
       $151,282,578)                                                       151,282,578
======================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-83.84% (Cost
  $21,118,522,527)                                                      21,118,522,527
======================================================================================





                                                      REPURCHASE
                                                        AMOUNT

REPURCHASE AGREEMENTS-17.53%(l)

Banc of America Securities LLC, Joint agreement
  dated 02/29/08, aggregate maturing value
  $150,020,625 (collateralized by U.S. Government
  obligations valued at $153,000,901; 2.00%-6.25%,
  02/28/10-08/15/23) 1.65%, 03/03/08                  149,513,186       149,492,631
-----------------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  02/29/08, aggregate maturing value
  $1,000,265,000 (collateralized by U.S.
  Government sponsored obligations valued at
  $1,020,000,000; 4.50%-7.00%, 11/01/18-11/01/47)
  3.18%, 03/03/08                                     643,682,874       643,512,343
-----------------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  02/29/08, aggregate maturing value $303,571,795
  (collateralized by U.S. Government sponsored
  obligations valued at $309,563,501; 3.75%-5.13%,
  05/07/10-05/27/15) 3.11%, 03/03/08                   88,516,074        88,493,140
-----------------------------------------------------------------------------------
BNP Paribas, Joint agreement dated 02/29/08,
  aggregate maturing value $800,216,333
  (collateralized by U.S. Government sponsored and
  Corporate obligations valued at $821,496,418;
  0%-20.79%, 01/08/09-08/25/37) 3.25%, 03/03/08(c)    541,122,737       540,976,448
-----------------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $650,000,984 (collateralized by U.S. Government
  obligations valued at $663,001,003; 2.38%-5.13%,
  05/31/08-01/15/25) 1.75%, 03/03/08                  149,928,067       150,000,000
-----------------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $950,256,896 (collateralized by Corporate
  obligations valued at $997,500,001; 0%,
  03/25/35-10/25/46) 3.25%, 03/03/08                  645,174,419       645,000,000
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $1,000,265,000 (collateralized by U.S.
  Government sponsored obligations valued at
  $1,020,000,000; 4.50%-7.00%, 08/01/18-01/01/38)
  3.18%, 03/03/08                                     186,569,954       186,520,526
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $300,077,500 (collateralized by U.S. Government
  sponsored obligations valued at $306,000,622;
  2.75%-6.25%, 03/15/08-06/01/37) 3.10%, 03/03/08     195,102,960       195,052,571
-----------------------------------------------------------------------------------
Fortis Bank N.V./S.A., Joint agreement dated
  02/29/08, aggregate maturing value $800,215,000
  (collateralized by Corporate obligations valued
  at $840,000,001; 0%-6.00%, 02/25/34-06/03/52)
  3.23%, 03/03/08(c)                                  553,148,619       553,000,000
-----------------------------------------------------------------------------------
Goldman, Sachs & Co., Open joint agreement with no
  specified maturity date, (collateralized by
  Corporate obligations valued at $315,000,000;
  0%-3.49%, 09/15/32-02/15/51) 3.20%,(m)                       --       150,000,000
-----------------------------------------------------------------------------------

11          SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO



                                                      REPURCHASE
                                                        AMOUNT           VALUE
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Greenwich Capital Markets, Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $1,000,263,333 (collateralized by U.S.
  Government sponsored obligations valued at
  $1,020,000,815; 4.50%-8.00%, 04/01/22-11/01/47)
  3.16%, 03/03/08                                    $768,328,381      $768,127,108
-----------------------------------------------------------------------------------
JPMorgan Securities Inc., Joint agreement dated
  02/29/08, aggregate maturing value $650,097,500
  (collateralized by U.S. Government obligations
  valued at $663,007,984; 3.25%-5.00%, 12/31/09-
  02/15/12) 1.80%, 03/03/08                           150,022,500       150,000,000
-----------------------------------------------------------------------------------
Wachovia Capital Markets, LLC, Joint agreement
  dated 02/29/08, aggregate maturing value
  $500,134,583 (collateralized by Corporate
  obligations valued at $525,000,001; 0%-3.67%,
  06/15/19-02/15/51) 3.23%, 03/03/08                  195,052,488       195,000,000
===================================================================================
     Total Repurchase Agreements (Cost
       $4,415,174,767)                                                4,415,174,767
===================================================================================
TOTAL INVESTMENTS(n)(o)-101.37% (Cost
  $25,533,697,294)                                                   25,533,697,294
===================================================================================
OTHER ASSETS LESS LIABILITIES-(1.37)%                                  (345,023,520)
===================================================================================
NET ASSETS-100.00%                                                  $25,188,673,774
___________________________________________________________________________________
===================================================================================



Investment Abbreviations:

CEP     - Credit Enhancement Provider
COP     - Certificates of Participation
GO      - General Obligation Bonds
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
MTN     - Medium-Term Notes
PARTs   - Pooled Adjustable Rate Taxable Notes(SM)
PCR     - Pollution Control Revenue Bonds
RACERS  - Restructured Asset Certificates with Enhanced Return(SM)
RB      - Revenue Bonds
Sr.     - Senior
TAN     - Tax Anticipation Notes
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2008 was $10,855,783,670, which represented 43.10% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 7.6%; United Kingdom: 7.2%; France: 7.0%; other countries less than 5%: 10.1%.
(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2008.
(e) Demand security payable upon demand by the Fund with usually no more than seven calendar days' notice.
(f) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(h) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending on the timing of the demand.
(i) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at February 29, 2008 was $1,430,689,816, which represented 5.68% of the Fund's Net Assets.
(j) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(k) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(l)   Principal amount equals value at period end. See Note 1J.
(m) Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(n)   Also represents cost for federal income tax purposes.
(o) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.


12          SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS

February 29, 2008
(Unaudited)





                                                               PRINCIPAL
                                                                 AMOUNT
                                                    MATURITY     (000)          VALUE
-----------------------------------------------------------------------------------------

COMMERCIAL PAPER-69.73%(A)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/LEASES-0.36%

Fountain Square Commercial Funding Corp. 3.40%(b)   03/27/08    $ 30,000   $   29,926,333
=========================================================================================


ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-3.49%

Old Line Funding, LLC
  3.13%(b)                                          04/02/08      53,426       53,277,357
-----------------------------------------------------------------------------------------
  3.40%(b)                                          03/11/08      50,000       49,952,778
-----------------------------------------------------------------------------------------
Thunder Bay Funding, LLC
  3.12%(b)                                          04/08/08      75,000       74,753,000
-----------------------------------------------------------------------------------------
  3.30%(b)                                          03/12/08      60,491       60,430,005
-----------------------------------------------------------------------------------------
  3.40%(b)                                          03/11/08      54,151       54,099,857
=========================================================================================
                                                                              292,512,997
=========================================================================================


ASSET-BACKED SECURITIES-FULLY BACKED-2.68%

Curzon Funding Ltd./LLC (CEP-American
  International Group Inc.)
  3.25%(b)                                          03/19/08      50,000       49,918,750
-----------------------------------------------------------------------------------------
  3.32%(b)                                          04/01/08      75,000       74,785,583
-----------------------------------------------------------------------------------------
  3.40%(b)                                          03/28/08     100,000       99,745,000
=========================================================================================
                                                                              224,449,333
=========================================================================================


ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-3.96%

Concord Minutemen Capital Co., LLC-Series A
  (Multi CEP's-Liberty Hampshire Co., LLC; agent)
  3.30%(b)                                          03/12/08      20,000       19,979,833
-----------------------------------------------------------------------------------------
  3.35%(b)                                          04/18/08      26,392       26,274,116
-----------------------------------------------------------------------------------------
  3.50%(b)                                          03/20/08     100,000       99,815,278
-----------------------------------------------------------------------------------------
Crown Point Capital Co., LLC-Series A
  (Multi CEP's-Liberty Hampshire Co. LLC; agent)
  3.30%(b)                                          03/19/08      10,000        9,983,500
-----------------------------------------------------------------------------------------
  3.40%(b)                                          04/15/08      10,000        9,957,500
-----------------------------------------------------------------------------------------
  3.50%(b)                                          03/19/08      50,000       49,912,500
-----------------------------------------------------------------------------------------
Long Lane Master Trust IV-Series A, (CEP-Bank of
  America N.A.) 3.15%(b)                            03/10/08      21,600       21,582,990
-----------------------------------------------------------------------------------------
Variable Funding Capital Co., LLC (CEP-Wachovia
  Bank N.A.)
  3.13%(b)                                          04/01/08      20,000       19,946,094
-----------------------------------------------------------------------------------------
  3.20%(b)                                          03/19/08      75,000       74,880,000
=========================================================================================
                                                                              332,331,811
=========================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-23.78%

Amsterdam Funding Corp.
  3.95%(b)                                          03/13/08      50,000       49,934,167
-----------------------------------------------------------------------------------------
  4.40%(b)                                          03/06/08      81,700       81,650,072
-----------------------------------------------------------------------------------------
  4.45%(b)                                          03/07/08      34,000       33,974,783
-----------------------------------------------------------------------------------------
Atlantic Asset Securitization LLC
  3.15%(b)                                          03/24/08      75,000       74,849,062
-----------------------------------------------------------------------------------------
  3.22%(b)                                          04/28/08      75,000       74,610,917
-----------------------------------------------------------------------------------------
  3.32%(b)                                          03/25/08      34,855       34,777,854
-----------------------------------------------------------------------------------------
  3.90%(b)                                          03/17/08     100,000       99,826,667
-----------------------------------------------------------------------------------------
  3.92%(b)                                          03/14/08      96,050       95,914,036
-----------------------------------------------------------------------------------------
Barton Capital LLC
  4.00%(b)                                          03/06/08      50,000       49,972,222
-----------------------------------------------------------------------------------------
  4.15%(b)                                          03/05/08      50,000       49,976,944
-----------------------------------------------------------------------------------------
Clipper Receivables Co., LLC
  3.20%(b)                                          03/03/08     100,000       99,982,222
-----------------------------------------------------------------------------------------
  3.35%(b)(c)                                       03/03/08     100,000       99,981,389
-----------------------------------------------------------------------------------------
CRC Funding, LLC
  4.20%(b)                                          03/11/08      50,000       49,941,667
-----------------------------------------------------------------------------------------
  4.32%(b)                                          03/04/08      75,000       74,973,000
-----------------------------------------------------------------------------------------
  4.45%(b)                                          03/03/08     100,000       99,975,278
-----------------------------------------------------------------------------------------
Fairway Finance Co., LLC
  3.20%(b)                                          03/14/08      75,000       74,913,333
-----------------------------------------------------------------------------------------
  3.25%(b)                                          04/25/08      30,000       29,851,042
-----------------------------------------------------------------------------------------
  3.34%(b)                                          03/14/08      54,000       53,934,870
-----------------------------------------------------------------------------------------
  3.40%(b)                                          03/13/08     100,000       99,886,667
-----------------------------------------------------------------------------------------
  3.95%(b)                                          03/07/08      50,000       49,967,083
-----------------------------------------------------------------------------------------
Gemini Securitization Corp. LLC
  3.12%(b)                                          04/07/08      50,000       49,839,667
-----------------------------------------------------------------------------------------
  3.15%(b)                                          03/04/08      50,143       50,129,837
-----------------------------------------------------------------------------------------
  3.17%(b)                                          03/20/08      75,000       74,874,521
-----------------------------------------------------------------------------------------
  3.30%(b)                                          03/10/08      95,000       94,921,625
-----------------------------------------------------------------------------------------
Sheffield Receivables Corp.
  3.12%(b)                                          03/25/08      50,000       49,896,167
-----------------------------------------------------------------------------------------
  3.14%(b)                                          04/07/08      51,500       51,333,798
-----------------------------------------------------------------------------------------
  3.15%(b)                                          04/07/08      75,000       74,757,188
-----------------------------------------------------------------------------------------
  3.38%(b)                                          03/03/08      50,000       49,990,611
-----------------------------------------------------------------------------------------
Windmill Funding Corp.
  4.40%(b)                                          03/06/08      43,750       43,723,264
-----------------------------------------------------------------------------------------
  4.45%(b)                                          03/07/08      75,000       74,944,375
=========================================================================================
                                                                            1,993,304,328
=========================================================================================



13          SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                               PRINCIPAL
                                                                 AMOUNT
                                                    MATURITY     (000)          VALUE
-----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-TRADE RECEIVABLES-2.23%

CAFCO, LLC
  3.60%(b)                                          03/18/08    $ 50,000   $   49,915,000
-----------------------------------------------------------------------------------------
  3.92%(b)                                          03/18/08      36,915       36,846,666
-----------------------------------------------------------------------------------------
  3.94%(b)                                          03/12/08     100,000       99,879,611
=========================================================================================
                                                                              186,641,277
=========================================================================================


CONSUMER FINANCE-9.06%

American Express Credit Corp.
  2.98%                                             04/18/08      75,000       74,702,000
-----------------------------------------------------------------------------------------
  3.14%                                             03/13/08      25,000       24,973,833
-----------------------------------------------------------------------------------------
  4.32%                                             03/05/08     100,000       99,952,000
-----------------------------------------------------------------------------------------
American Honda Finance Corp.
  3.00%                                             03/10/08     102,000      101,923,500
-----------------------------------------------------------------------------------------
  3.50%                                             03/12/08      24,000       23,974,333
-----------------------------------------------------------------------------------------
  3.80%                                             03/12/08       5,000        4,994,194
-----------------------------------------------------------------------------------------
  3.80%                                             03/14/08      40,000       39,945,111
-----------------------------------------------------------------------------------------
Toyota Motor Credit Corp.
  2.86%                                             04/21/08      50,000       49,797,417
-----------------------------------------------------------------------------------------
  2.88%                                             04/25/08      75,000       74,670,000
-----------------------------------------------------------------------------------------
  2.90%                                             04/10/08     100,000       99,677,778
-----------------------------------------------------------------------------------------
  2.99%                                             03/28/08      50,000       49,887,875
-----------------------------------------------------------------------------------------
  3.02%                                             03/26/08      75,000       74,842,708
-----------------------------------------------------------------------------------------
  3.83%                                             03/13/08      40,000       39,948,933
=========================================================================================
                                                                              759,289,682
=========================================================================================


DIVERSIFIED BANKS-17.07%

Bank of America Corp.
  2.95%                                             04/16/08     100,000       99,623,056
-----------------------------------------------------------------------------------------
  2.95%                                             04/22/08     100,000       99,573,889
-----------------------------------------------------------------------------------------
  2.96%                                             04/21/08     100,000       99,580,667
-----------------------------------------------------------------------------------------
  2.99%                                             04/04/08      80,000       79,774,467
-----------------------------------------------------------------------------------------
Citigroup Funding Inc.
  3.02%                                             03/27/08      75,000       74,836,417
-----------------------------------------------------------------------------------------
  3.10%                                             04/10/08      80,000       79,724,444
-----------------------------------------------------------------------------------------
  3.10%                                             04/11/08      85,000       84,699,903
-----------------------------------------------------------------------------------------
  3.10%                                             04/14/08     100,000       99,621,111
-----------------------------------------------------------------------------------------
  3.10%                                             04/18/08      75,000       74,690,000
-----------------------------------------------------------------------------------------
JP Morgan Chase & Co.
  2.93%                                             04/11/08      90,000       89,699,675
-----------------------------------------------------------------------------------------
  2.96%                                             04/11/08      75,000       74,747,167
-----------------------------------------------------------------------------------------
  3.06%                                             03/06/08      50,000       49,978,750
-----------------------------------------------------------------------------------------
  3.10%                                             03/28/08     100,000       99,767,500
-----------------------------------------------------------------------------------------
  3.12%                                             03/25/08     100,000       99,792,000
-----------------------------------------------------------------------------------------
State Street Corp.
  2.92%                                             04/09/08      50,000       49,841,833
-----------------------------------------------------------------------------------------
  3.04%                                             03/04/08      75,000       74,981,000
-----------------------------------------------------------------------------------------
Wells Fargo & Co.
  3.17%                                             03/18/08     100,000       99,850,306
=========================================================================================
                                                                            1,430,782,185
=========================================================================================


DIVERSIFIED CAPITAL MARKETS-1.19%

Merrill Lynch & Co. Inc. 3.15%                      03/24/08     100,000       99,798,750
=========================================================================================


INDUSTRIAL CONGLOMERATES-1.67%

General Electric Co.
  3.00%                                             03/27/08     100,000       99,783,333
-----------------------------------------------------------------------------------------
  3.85%                                             03/14/08      40,000       39,944,389
=========================================================================================
                                                                              139,727,722
=========================================================================================


MULTI-LINE INSURANCE-2.76%

AIG Funding, Inc. 2.86%                             04/17/08      25,000       24,906,653
-----------------------------------------------------------------------------------------
Hartford Financial Services Group
  2.97%(b)                                          04/09/08      32,170       32,066,493
-----------------------------------------------------------------------------------------
Prudential Funding, LLC
  2.89%                                             04/11/08      75,000       74,753,146
-----------------------------------------------------------------------------------------
  3.00%                                             03/26/08     100,000       99,791,667
=========================================================================================
                                                                              231,517,959
=========================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-1.48%

General Electric Capital Services Inc.
  2.89%                                             04/18/08      75,000       74,711,000
-----------------------------------------------------------------------------------------
  2.91%                                             04/21/08      50,000       49,793,875
=========================================================================================
                                                                              124,504,875
=========================================================================================
     Total Commercial Paper (Cost $5,844,787,252)                           5,844,787,252
=========================================================================================



MASTER NOTE AGREEMENTS-9.28%(d)

Goldman Sachs Credit Partners L.P. (Acquired
  02/26/08; Cost: $300,000,000)
  3.25%(b)(e)(f)                                    04/25/08     300,000      300,000,000
-----------------------------------------------------------------------------------------
Lehman Brothers Inc.,
  3.28%(b)(c)(f)(g)                                       --     200,000      200,000,000
-----------------------------------------------------------------------------------------
  3.33%(b)(c)(f)(g)                                       --      23,000       23,000,000
-----------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  3.33%(b)(c)(f)(g)                                       --     255,000      255,000,000
=========================================================================================
     Total Master Note Agreements (Cost
       $778,000,000)                                                          778,000,000
=========================================================================================



CERTIFICATES OF DEPOSIT-1.79%

Comerica Bank
  3.14%                                             04/03/08      50,000       50,000,000
-----------------------------------------------------------------------------------------
  3.14%                                             04/04/08     100,000      100,000,000
=========================================================================================
     Total Certificates of Deposit (Cost
       $150,000,000)                                                          150,000,000
=========================================================================================



14          SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                               PRINCIPAL
                                                                 AMOUNT
                                                    MATURITY     (000)          VALUE
-----------------------------------------------------------------------------------------

BANK NOTES-0.89%

DIVERSIFIED BANKS-0.89%

Wells Fargo Bank, N.A. 3.05% (Cost $75,000,000)     03/17/08    $ 75,000   $   75,000,000
=========================================================================================



U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-0.50%

FEDERAL HOME LOAN BANK (FHLB)-0.50%

Unsec. Disc. Notes, 2.00%(a)(c)
(Cost $41,495,389)                                  03/03/08      41,500       41,495,389
=========================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-82.19% (Cost $6,889,282,641)                                  6,889,282,641
_________________________________________________________________________________________
=========================================================================================






                                                      REPURCHASE
                                                        AMOUNT

REPURCHASE AGREEMENTS-18.06%(H)

Barclays Capital Inc., Joint agreement dated
  02/29/08, aggregate maturing value
  $1,000,265,000 (collateralized by U.S.
  Government sponsored obligations valued at
  $1,020,000,000; 4.50%-7.50%, 11/01/18-11/01/47)
  3.18%, 03/03/08                                     250,066,250      250,000,000
----------------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $1,000,265,000 (collateralized by U.S.
  Government sponsored obligations valued at
  $1,020,000,000; 4.50%-7.00%, 08/01/18-01/01/38)
  3.18%, 03/03/08                                     813,696,046      813,479,474
----------------------------------------------------------------------------------
RBC Capital Markets Corp., Joint agreement dated
  02/29/08, maturing value $250,064,792
  (collateralized by U.S. Government sponsored
  obligations valued at $255,001,027; 3.50%-5.80%,
  02/12/10-01/14/15) 3.18%, 03/03/08                  400,106,000      400,000,000
----------------------------------------------------------------------------------
Societe Generale S.A., Joint agreement dated
  02/29/08, aggregate maturing value $150,038,875
  (collateralized by U.S. Government obligations
  valued at $153,002,461; 0%-4.80%, 05/02/08-
  10/15/23) 3.18%, 03/03/08                            50,013,250       50,000,000
==================================================================================
     Total Repurchase Agreements (Cost
       $1,513,479,474)                                               1,513,479,474
==================================================================================
TOTAL INVESTMENTS-100.25% (Cost
  $8,402,762,115)(i)(j)                                              8,402,762,115
==================================================================================
OTHER ASSETS LESS LIABILITIES-(0.25)%                                  (21,236,097)
==================================================================================
NET ASSETS-100.00%                                                  $8,381,526,018
__________________________________________________________________________________
==================================================================================



Investment Abbreviations:

CEP     - Credit Enhancement Provider
Disc.   - Discounted
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2008 was $3,869,232,572, which represented 46.16% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending on the timing of the demand.
(e) Security considered to be illiquid. The Fund is limited to investing 10 % of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at February 29, 2008 represented 3.58% of the Fund's Net Assets.
(f) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2008.
(g) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(h)   Principal amount equals value at period end. See Note 1J.
(i)   Also represents cost for federal income tax purposes.
(j) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.


15          SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO
SCHEDULE OF INVESTMENTS

February 29, 2008
(Unaudited)




                                                                 PRINCIPAL
                                                                   AMOUNT
                                                     MATURITY      (000)           VALUE
--------------------------------------------------------------------------------------------

U.S. TREASURY SECURITIES-29.96%

U.S. TREASURY BILLS-29.04%(A)

  4.08%                                              03/06/08     $100,000    $   99,943,333
--------------------------------------------------------------------------------------------
  4.24%                                              03/06/08      100,000        99,941,042
--------------------------------------------------------------------------------------------
  4.09%                                              03/13/08      100,000        99,863,633
--------------------------------------------------------------------------------------------
  4.07%                                              03/20/08      125,000       124,731,427
--------------------------------------------------------------------------------------------
  4.15%                                              03/20/08      125,000       124,726,215
--------------------------------------------------------------------------------------------
  3.00%                                              03/27/08      150,000       149,675,000
--------------------------------------------------------------------------------------------
  3.13%                                              03/27/08      150,000       149,661,458
--------------------------------------------------------------------------------------------
  4.01%                                              04/03/08      100,000        99,632,417
--------------------------------------------------------------------------------------------
  4.14%                                              04/17/08      100,000        99,460,022
--------------------------------------------------------------------------------------------
  4.19%                                              04/17/08      100,000        99,452,972
--------------------------------------------------------------------------------------------
  2.92%                                              04/24/08      100,000        99,562,750
--------------------------------------------------------------------------------------------
  2.18%                                              05/08/08      250,000       248,969,611
--------------------------------------------------------------------------------------------
  2.25%                                              05/15/08      100,000        99,532,083
--------------------------------------------------------------------------------------------
  3.14%                                              05/15/08      100,000        99,345,833
--------------------------------------------------------------------------------------------
  2.24%                                              05/22/08      150,000       149,236,375
--------------------------------------------------------------------------------------------
  2.16%                                              06/05/08      100,000        99,425,333
--------------------------------------------------------------------------------------------
  3.20%                                              06/12/08      200,000       198,171,750
--------------------------------------------------------------------------------------------
  3.18%                                              06/19/08      100,000        99,026,806
--------------------------------------------------------------------------------------------
  3.28%                                              06/19/08      150,000       148,496,667
--------------------------------------------------------------------------------------------
  3.18%                                              06/26/08      100,000        98,966,337
--------------------------------------------------------------------------------------------
  3.33%                                              06/26/08      150,000       148,379,063
--------------------------------------------------------------------------------------------
  2.42%                                              07/03/08      100,000        99,168,167
--------------------------------------------------------------------------------------------
  2.27%                                              07/10/08      100,000        99,175,792
--------------------------------------------------------------------------------------------
  2.34%                                              07/10/08      100,000        99,150,319
--------------------------------------------------------------------------------------------
  2.44%                                              07/17/08      150,000       148,597,000
--------------------------------------------------------------------------------------------
  2.25%                                              07/24/08      100,000        99,093,347
--------------------------------------------------------------------------------------------
  2.07%                                              07/31/08      150,000       148,688,367
--------------------------------------------------------------------------------------------
  2.40%                                              07/31/08      150,000       148,483,167
--------------------------------------------------------------------------------------------
  2.08%                                              08/07/08      150,000       148,622,000
--------------------------------------------------------------------------------------------
  2.11%                                              08/14/08      150,000       148,544,042
--------------------------------------------------------------------------------------------
  2.11%                                              08/21/08      175,000       173,229,754
============================================================================================
                                                                               3,948,952,082
============================================================================================


U.S. TREASURY NOTES-0.92%

  2.63%                                              05/15/08      125,000       124,545,785
============================================================================================
     Total U.S. Treasury Securities (Cost
       $4,073,497,867)                                                         4,073,497,867
============================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-29.96% (Cost $4,073,497,867)                                     4,073,497,867
____________________________________________________________________________________________
============================================================================================





                                                       REPURCHASE
                                                         AMOUNT            VALUE
-------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-70.24%(b)

ABN AMRO Bank N.V., Agreement dated 02/29/08,
  maturing value $250,037,500 (collateralized by
  U.S. Government obligations valued at
  $255,000,392; 2.75%-5.50%, 02/28/13-08/15/28)
  1.80%, 03/03/08                                    $  250,037,500   $   250,000,000
-------------------------------------------------------------------------------------
Banc of America Securities LLC, Joint agreement
  dated 02/29/08, aggregate maturing value
  $150,020,625 (collateralized by U.S. Government
  obligations valued at $153,000,901; 2.00%-6.25%,
  02/28/10-08/15/23) 1.65%, 03/03/08                        507,439           507,369
-------------------------------------------------------------------------------------
Banc of America Securities LLC, Joint agreement
  dated 02/29/08, aggregate maturing value
  $650,089,375 (collateralized by U.S. Government
  obligations valued at $663,000,146; 2.00%-5.13%,
  07/31/09-06/30/11) 1.65%, 03/03/08                    650,089,375       650,000,000
-------------------------------------------------------------------------------------
Barclays Capital Inc., Agreement dated 02/29/08,
  maturing value $1,000,150,000 (collateralized by
  U.S. Government obligations valued at
  $1,020,000,063; 2.63%-6.00%; 05/15/08-07/15/12)
  1.80%, 03/03/08                                     1,000,150,000     1,000,000,000
-------------------------------------------------------------------------------------
BNP Paribas Securities Corp., Agreement dated
  02/29/08, maturing value $700,105,000
  (collateralized by U.S. Government obligations
  valued at $714,000,343; 2.00%-2.50%, 01/15/14-
  07/15/16) 1.80%, 03/03/08                             700,105,000       700,000,000
-------------------------------------------------------------------------------------
CIBC World Markets, Inc., Agreement dated
  02/29/08, maturing value $100,015,000
  (collateralized by U.S. Government obligations
  valued at $102,001,384; 3.13%-6.00%, 09/15/08-
  05/15/37) 1.80%, 03/03/08                             100,015,000       100,000,000
-------------------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $650,000,984 (collateralized by U.S. Government
  obligations valued at $663,001,003; 2.38%-5.13%;
  05/31/08-01/15/25) 1.75%, 03/03/08                    500,072,917       500,000,000
-------------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Agreement
  dated 02/29/08, maturing value $500,075,000
  (collateralized by U.S. Government obligations
  valued at $510,002,048; 7.50%-8.00%, 11/15/21-
  11/15/24) 1.80%, 03/03/08                             500,075,000       500,000,000
-------------------------------------------------------------------------------------
Deutsche Bank Securities Inc., Agreement dated
  02/29/08, maturing value $1,700,255,000
  (collateralized by U.S. Government obligations
  valued at $1,734,000,924; 0%-8.50%, 06/26/08-
  08/15/28) 1.80%, 03/03/08                           1,700,255,000     1,700,000,000
-------------------------------------------------------------------------------------

16          SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO



                                                       REPURCHASE
                                                         AMOUNT            VALUE
-------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Fortis Securities LLC, Agreement dated 02/29/08,
  maturing value $1,000,150,000 (collateralized by
  U.S. Government obligations valued at
  $1,020,000,801; 2.00%- 8.88%, 04/15/12-02/15/38)
  1.80%, 03/03/08                                    $1,000,150,000    $1,000,000,000
-------------------------------------------------------------------------------------
Greenwich Capital Markets, Inc., Agreement dated
  02/29/08, maturing value $500,077,083
  (collateralized by U.S. Government obligations
  valued at $510,004,220; 1.63%-4.25%, 01/15/09-
  04/15/32) 1.85%, 03/03/08                             500,077,083       500,000,000
-------------------------------------------------------------------------------------
Harris Nesbitt Corp., Agreement dated 02/29/08,
  maturing value $200,030,000 (collateralized by
  U.S. Government obligations valued at
  $204,000,411; 5.50%-7.13%, 02/15/23-08/15/28)
  1.80%, 03/03/08                                       200,030,000       200,000,000
-------------------------------------------------------------------------------------
JPMorgan Securities Inc., Joint agreement dated
  02/29/08, aggregate maturing value $650,097,500
  (collateralized by U.S. Government obligations
  valued at $663,007,984; 3.25%-5.00%, 12/31/09-
  02/15/12) 1.80%, 03/03/08                             500,075,000       500,000,000
-------------------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.,
  Agreement dated 02/29/08, maturing value
  $500,072,917 (collateralized by U.S. Government
  obligations valued at $510,000,285; 4.25%-5.63%,
  05/15/08-08/15/14) 1.75%, 03/03/08                    500,072,917       500,000,000
-------------------------------------------------------------------------------------
Morgan Stanley, Agreement dated 02/29/08, maturing
  value $250,037,500 (collateralized by a U.S.
  Government obligation valued at $255,495,417;
  1.63%, 01/15/18) 1.80%, 03/03/08                      250,037,500       250,000,000
-------------------------------------------------------------------------------------
Societe Generale S.A., Agreement dated 02/29/08,
  maturing value $200,035,833 (collateralized by
  U.S. Government obligations valued at
  $204,000,458; 0%-3.13%, 08/28/08-11/30/09)
  2.15%, 03/03/08                                       200,035,833       200,000,000
-------------------------------------------------------------------------------------
Societe Generale S.A., Agreement dated 02/29/08,
  maturing value $500,075,000 (collateralized by
  U.S. Government obligations valued at
  $510,000,493; 3.63%-7.63%, 02/15/25-04/15/28)
  1.80%, 03/03/08                                       500,075,000       500,000,000
-------------------------------------------------------------------------------------
UBS Securities LLC, Agreement dated 02/29/08,
  maturing value $500,075,000 (collateralized by
  U.S. Government obligations valued at
  $510,001,115; 0.00%, 11/15/19-08/15/34) 1.80%,
  03/03/08                                              500,075,000       500,000,000
=====================================================================================
     Total Repurchase Agreements (Cost
       $9,550,507,369)                                                  9,550,507,369
=====================================================================================
TOTAL INVESTMENTS-100.20% (Cost
  $13,624,005,236)(c)                                                  13,624,005,236
=====================================================================================
OTHER ASSETS LESS LIABILITIES-(0.20)%                                     (26,606,821)
=====================================================================================
NET ASSETS-100.00%                                                    $13,597,398,415
_____________________________________________________________________________________
=====================================================================================



Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)   Principal amount equals value at period end. See Note 1J.
(c)   Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.


17          SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO
SCHEDULE OF INVESTMENTS

February 29, 2008
(Unaudited)




                                                              PRINCIPAL
                                                                AMOUNT
                                                    MATURITY    (000)          VALUE
----------------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-51.52%

FEDERAL FARM CREDIT BANK (FFCB)-4.49%

Floating Rate Bonds(a)
  3.00%                                             05/02/08   $ 30,000   $   29,998,993
----------------------------------------------------------------------------------------
  3.07%                                             01/14/09    100,000       99,991,398
----------------------------------------------------------------------------------------
  3.04%                                             03/17/09     75,000       75,000,000
========================================================================================
                                                                             204,990,391
========================================================================================


FEDERAL HOME LOAN BANK (FHLB)-32.62%

Unsec. Bonds
  2.82%                                             06/30/08     29,500       29,500,000
----------------------------------------------------------------------------------------
  2.85%                                             07/01/08     30,000       30,000,000
----------------------------------------------------------------------------------------
  4.57%                                             11/28/08     75,000       75,000,000
----------------------------------------------------------------------------------------
  2.90%                                             02/27/09     60,000       60,000,000
----------------------------------------------------------------------------------------
  2.85%                                             03/04/09    100,000      100,000,000
----------------------------------------------------------------------------------------
Unsec. Disc. Notes(b)
  2.70%                                             05/14/08     70,000       69,611,500
----------------------------------------------------------------------------------------
  4.16%                                             05/14/08     46,433       46,035,469
----------------------------------------------------------------------------------------
  2.71%                                             05/23/08     50,000       49,687,597
----------------------------------------------------------------------------------------
  4.16%                                             05/28/08     20,500       20,291,789
----------------------------------------------------------------------------------------
  4.14%                                             06/18/08     38,000       37,523,670
----------------------------------------------------------------------------------------
  2.57%                                             07/30/08    105,000      103,868,129
----------------------------------------------------------------------------------------
Unsec. Floating Rate Bonds(a)
  3.26%                                             12/12/08     25,000       25,000,000
----------------------------------------------------------------------------------------
  3.11%                                             02/13/09     75,000       75,000,000
----------------------------------------------------------------------------------------
  3.02%                                             02/17/09     95,000       95,000,000
----------------------------------------------------------------------------------------
  2.87%                                             02/27/09     75,000       75,031,894
----------------------------------------------------------------------------------------
  4.69%                                             03/26/09    100,000      100,000,000
----------------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds(a)
  2.94%                                             08/15/08     80,000       80,023,319
----------------------------------------------------------------------------------------
  2.93%                                             08/21/08    100,000      100,039,199
----------------------------------------------------------------------------------------
  4.84%                                             09/17/08     50,000       49,987,900
----------------------------------------------------------------------------------------
  3.24%                                             02/19/09     75,000       75,000,000
----------------------------------------------------------------------------------------
  2.88%                                             05/27/09    132,000      132,056,455
----------------------------------------------------------------------------------------
Unsec. Global Bonds
  3.00%                                             03/04/09     60,000       60,000,000
========================================================================================
                                                                           1,488,656,921
========================================================================================


FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-6.18%

Series M006, Class A, Taxable
  Multi-Family VRD Ctfs.
  3.12%(c)                                          10/15/45     20,977       20,977,125
----------------------------------------------------------------------------------------
Sr. Unsec. Disc. Notes(b)
  4.18%                                             04/25/08     50,000       49,680,694
----------------------------------------------------------------------------------------
  4.03%                                             05/23/08     43,051       42,650,996
----------------------------------------------------------------------------------------
Sr. Unsec. Floating Rate Medium Term Notes
  2.97%(a)                                          03/26/08     18,000       17,999,747
----------------------------------------------------------------------------------------
Sr. Unsec. Medium Term Notes
  4.16%                                             01/09/09     54,000       54,000,000
----------------------------------------------------------------------------------------
  2.80%                                             02/12/09     97,000       97,000,000
========================================================================================
                                                                             282,308,562
========================================================================================


FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-8.23%

Sr. Unsec. Disc. Notes(b)
  4.19%                                             03/05/08     50,000       49,976,722
----------------------------------------------------------------------------------------
  4.24%                                             03/12/08     50,000       49,935,299
----------------------------------------------------------------------------------------
  4.16%                                             03/20/08     50,000       49,890,222
----------------------------------------------------------------------------------------
  4.21%                                             04/07/08     50,000       49,783,653
----------------------------------------------------------------------------------------
  4.99%                                             04/25/08     30,000       29,771,521
----------------------------------------------------------------------------------------
  5.00%                                             05/12/08     30,000       29,700,000
----------------------------------------------------------------------------------------
  5.01%                                             05/12/08     20,000       19,799,600
----------------------------------------------------------------------------------------
  4.01%                                             06/04/08     73,000       72,227,518
----------------------------------------------------------------------------------------
  5.01%                                             06/06/08     25,000       24,662,521
========================================================================================
                                                                             375,747,056
========================================================================================
     Total U.S. Government Sponsored Agency
       Securities (Cost $2,351,702,930)                                    2,351,702,930
========================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-51.52% (Cost $2,351,702,930)                                 2,351,702,930
________________________________________________________________________________________
========================================================================================





                                                      REPURCHASE
                                                        AMOUNT

REPURCHASE AGREEMENTS-52.14%(D)

ABN AMRO Bank N.V., Joint agreement dated
  02/29/08, aggregate maturing value $250,064,167
  (collateralized by U.S. Government sponsored
  obligations valued at $255,003,204; 0%-6.63%,
  04/04/08-05/12/20) 3.08%, 03/03/08                  230,059,033      230,000,000
----------------------------------------------------------------------------------
Banc of America Securities LLC, Joint agreement
  dated 02/29/08, aggregate maturing value
  $250,063,750 (collateralized by U.S. Government
  sponsored obligations valued at $255,000,681;
  0%-5.25%, 05/27/08-01/16/09) 3.06%, 03/03/08        230,058,650      230,000,000
----------------------------------------------------------------------------------

18          SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                      REPURCHASE
                                                        AMOUNT           VALUE
----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Barclays Capital Inc., Joint agreement dated
  02/29/08, aggregate maturing value $303,571,795
  (collateralized by U.S. Government sponsored
  obligations valued at $309,563,501; 3.75%-5.13%,
  05/07/10-05/27/15) 3.11%, 03/03/08                 $195,050,538     $195,000,000
----------------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 02/29/08, aggregate maturing value
  $250,064,583 (collateralized by U.S. Government
  sponsored obligations valued at $255,000,277;
  3.75%-5.25%, 09/02/08-12/15/16) 3.10%, 03/03/08     230,059,417      230,000,000
----------------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $250,064,583 (collateralized by U.S. Government
  sponsored obligations valued at $255,000,662;
  4.57%-6.63%, 04/18/08-11/15/30) 3.10%, 03/03/08     230,059,417      230,000,000
----------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
  agreement dated 02/29/08, aggregate maturing
  value $250,064,792 (collateralized by a U.S.
  Government sponsored obligation valued at
  $255,001,692; 0%, 08/27/08) 3.11%, 03/03/08         175,045,354      175,000,000
----------------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $300,077,500 (collateralized by U.S. Government
  sponsored obligations valued at $306,000,622;
  2.75%-6.25%, 03/15/08-06/01/37) 3.10%, 03/03/08      74,689,218       74,669,928
----------------------------------------------------------------------------------
Fortis Securities LLC, Joint agreement dated
  02/29/08, aggregate maturing value $275,070,813
  (collateralized by U.S. Government sponsored
  obligations valued at $280,500,187; 0%-5.25%,
  05/05/08-06/05/17) 3.09%, 03/03/08                  255,065,663      255,000,000
----------------------------------------------------------------------------------
RBC Capital Markets Corp., Joint agreement dated
  02/29/08, aggregate maturing value $250,064,792
  (collateralized by U.S. Government sponsored
  obligations valued at $255,001,027; 3.50%-5.80%,
  02/12/10-01/14/15) 3.11%, 03/03/08                  150,038,875      150,000,000
----------------------------------------------------------------------------------
Societe Generale S.A., Joint agreement dated
  02/29/08, aggregate maturing value $150,038,875
  (collateralized by U.S. Government sponsored
  obligations valued at $153,002,461; 0%-4.80%,
  05/02/08-10/15/23) 3.11%, 03/03/08                  130,033,692      130,000,000
----------------------------------------------------------------------------------
Wachovia Bank, N.A., Joint agreement dated
  02/29/08, aggregate maturing value $500,128,750
  (collateralized by U.S. Government sponsored
  obligations valued at $510,000,238; 0%-7.25%,
  07/15/09-03/14/36) 3.09%, 03/03/08                  480,123,600      480,000,000
==================================================================================
     Total Repurchase Agreements (Cost
       $2,379,669,928)                                               2,379,669,928
==================================================================================
TOTAL INVESTMENTS-103.66% (Cost $4,731,372,858)(e)                   4,731,372,858
==================================================================================
OTHER ASSETS LESS LIABILITIES-(3.66)%                                 (167,101,562)
==================================================================================
NET ASSETS-100.00%                                                  $4,564,271,296
__________________________________________________________________________________
==================================================================================



Investment Abbreviations:

Ctfs.   - Certificates
Disc.   - Discounted
Sr.     - Senior
Unsec.  - Unsecured
VRD     - Variable Rate Demand


Notes to Schedule of Investments:
(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2008.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2008.
(d)  Principal amount equals value at period end. See Note 1J.
(e)  Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.


19          SHORT-TERM INVESTMENTS TRUST

GOVERNMENT TAXADVANTAGE PORTFOLIO
SCHEDULE OF INVESTMENTS

February 29, 2008
(Unaudited)




                                                               PRINCIPAL
                                                                 AMOUNT
                                                    MATURITY     (000)         VALUE
---------------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-102.22%

FEDERAL FARM CREDIT BANK (FFCB)-10.07%

Floating Rate Bonds,(a) 3.00%                       05/02/08    $ 20,000   $ 19,999,329
---------------------------------------------------------------------------------------
2.99%                                               10/27/08      35,000     34,999,864
---------------------------------------------------------------------------------------
3.04%                                               03/17/09      40,000     40,000,000
=======================================================================================
                                                                             94,999,193
=======================================================================================


FEDERAL HOME LOAN BANK (FHLB)-92.15%

Unsec. Bonds,
  2.82%                                             06/30/08      20,000     20,000,000
---------------------------------------------------------------------------------------
  4.57%                                             11/28/08      10,000     10,000,000
---------------------------------------------------------------------------------------
  2.90%                                             02/27/09      20,000     20,000,000
---------------------------------------------------------------------------------------
  2.85%                                             03/04/09      10,000     10,000,000
---------------------------------------------------------------------------------------
Unsec. Disc. Notes,(b)
  2.00%(c)                                          03/03/08     258,500    258,471,278
---------------------------------------------------------------------------------------
  2.83%                                             03/05/08       7,562      7,559,622
---------------------------------------------------------------------------------------
  4.61%                                             03/05/08       6,193      6,189,828
---------------------------------------------------------------------------------------
  2.85%                                             03/10/08      50,000     49,964,375
---------------------------------------------------------------------------------------
  2.85%                                             03/19/08     152,663    152,445,455
---------------------------------------------------------------------------------------
  2.89%                                             03/24/08      27,110     27,059,944
---------------------------------------------------------------------------------------
  3.01%                                             03/28/08      20,000     19,954,850
---------------------------------------------------------------------------------------
  2.75%                                             04/09/08      15,000     14,955,313
---------------------------------------------------------------------------------------
  2.68%                                             04/11/08      25,000     24,923,694
---------------------------------------------------------------------------------------
  4.19%                                             04/30/08      16,000     15,888,267
---------------------------------------------------------------------------------------
  2.66%                                             05/09/08      10,000      9,949,017
---------------------------------------------------------------------------------------
  2.70%                                             05/14/08      28,000     27,844,600
---------------------------------------------------------------------------------------
  4.16%                                             05/14/08      15,000     14,871,579
---------------------------------------------------------------------------------------
  2.71%                                             05/23/08      10,000      9,937,519
---------------------------------------------------------------------------------------
  2.57%                                             07/30/08      15,000     14,838,304
---------------------------------------------------------------------------------------
Unsec. Floating Rate Bonds,(a)
  3.11%                                             11/20/08      50,000     50,000,000
---------------------------------------------------------------------------------------
  3.26%                                             12/12/08      20,000     20,000,000
---------------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,(a)
  2.97%                                             03/14/08      15,000     14,999,810
---------------------------------------------------------------------------------------
  2.94%                                             08/15/08      20,000     20,005,830
---------------------------------------------------------------------------------------
  2.93%                                             08/21/08      10,000     10,003,920
---------------------------------------------------------------------------------------
  4.84%                                             09/17/08      10,000      9,997,580
---------------------------------------------------------------------------------------
  3.24%                                             02/19/09      20,000     20,000,000
---------------------------------------------------------------------------------------
Unsec. Global Bonds,
  3.00%                                             03/04/09      10,000     10,000,000
=======================================================================================
                                                                            869,860,785
=======================================================================================
TOTAL INVESTMENTS(d)-102.22% (Cost $964,859,978)                            964,859,978
=======================================================================================
OTHER ASSETS LESS LIABILITIES-(2.22)%                                       (20,925,073)
=======================================================================================
NET ASSETS-100.00%                                                         $943,934,905
_______________________________________________________________________________________
=======================================================================================



Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2008.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d)   Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.


20          SHORT-TERM INVESTMENTS TRUST

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2008
(Unaudited)




                                                                                                     GOVERNMENT &     GOVERNMENT
                                                LIQUID ASSETS      STIC PRIME         TREASURY          AGENCY       TAXADVANTAGE
                                                  PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO       PORTFOLIO
--------------------------------------------   ---------------   --------------   ---------------   --------------   ------------

ASSETS:

Investments, at value                          $21,118,522,527   $6,889,282,641   $ 4,073,497,867   $2,351,702,930   $964,859,978
============================================   ===============   ==============   ===============   ==============   ============
Repurchase agreements, at value                  4,415,174,767    1,513,479,474     9,550,507,369    2,379,669,928             --
============================================   ===============   ==============   ===============   ==============   ============
     Total investments                          25,533,697,294    8,402,762,115    13,624,005,236    4,731,372,858    964,859,978
============================================   ===============   ==============   ===============   ==============   ============
Cash                                                   570,281               --                --               --        135,229
============================================   ===============   ==============   ===============   ==============   ============
Receivables for:
  Investments sold                                   2,155,000               --                --        6,847,277        960,349
============================================   ===============   ==============   ===============   ==============   ============
  Interest                                          67,174,037        1,382,726         1,440,237               --             --
============================================   ===============   ==============   ===============   ==============   ============
  Fund expenses absorbed                                46,094            8,341            33,867           16,934             --
============================================   ===============   ==============   ===============   ==============   ============
Investment for trustee deferred compensation
  and retirement plans                                 561,967          283,174           206,180           78,129         52,166
============================================   ===============   ==============   ===============   ==============   ============
Other assets                                           107,938          193,813           123,854           55,926         47,334
============================================   ===============   ==============   ===============   ==============   ============
     Total assets                               25,604,312,611    8,404,630,169    13,625,809,374    4,738,371,124    966,055,056
============================================   ===============   ==============   ===============   ==============   ============


LIABILITIES:

Payables for:
  Investments purchased                            337,254,491               --                --      160,000,000     20,000,000
============================================   ===============   ==============   ===============   ==============   ============
  Amount due custodian                                      --            9,080                --        1,683,340             --
============================================   ===============   ==============   ===============   ==============   ============
  Dividends                                         74,720,750       21,184,159        26,475,476       11,671,165      1,926,451
============================================   ===============   ==============   ===============   ==============   ============
Trustee deferred compensation and retirement
  plans                                              2,372,096        1,015,790           767,429          289,677         83,588
============================================   ===============   ==============   ===============   ==============   ============
Accrued distribution fees                              621,918          599,543           876,183          303,535         41,276
============================================   ===============   ==============   ===============   ==============   ============
Accrued trustees' and officer's fees and
  benefits                                              54,856           18,560            20,224           10,365          3,300
============================================   ===============   ==============   ===============   ==============   ============
Accrued transfer agent fees                            182,361           58,066            93,135           32,342          5,138
============================================   ===============   ==============   ===============   ==============   ============
Accrued operating expenses                             432,365          218,953           178,512          109,404         60,398
============================================   ===============   ==============   ===============   ==============   ============
     Total liabilities                             415,638,837       23,104,151        28,410,959      174,099,828     22,120,151
============================================   ===============   ==============   ===============   ==============   ============
Net assets applicable to shares outstanding    $25,188,673,774   $8,381,526,018   $13,597,398,415   $4,564,271,296   $943,934,905
============================================   ===============   ==============   ===============   ==============   ============


NET ASSETS CONSIST OF:

Shares of beneficial interest                  $25,186,459,283   $8,380,746,803   $13,595,480,735   $4,564,018,124   $943,919,991
============================================   ===============   ==============   ===============   ==============   ============
Undistributed net investment income                  2,056,836          779,259           320,499          244,231          4,636
============================================   ===============   ==============   ===============   ==============   ============
Undistributed net realized gain (loss)                 157,655              (44)        1,597,181            8,941         10,278
============================================   ===============   ==============   ===============   ==============   ============
                                               $25,188,673,774   $8,381,526,018   $13,597,398,415   $4,564,271,296   $943,934,905
============================================   ===============   ==============   ===============   ==============   ============



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21          SHORT-TERM INVESTMENTS TRUST

February 29, 2008
(Unaudited)


                                                                                                     GOVERNMENT &     GOVERNMENT
                                                LIQUID ASSETS      STIC PRIME         TREASURY          AGENCY       TAXADVANTAGE
                                                  PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO       PORTFOLIO
--------------------------------------------   ---------------   --------------   ---------------   --------------   ------------

NET ASSETS:

Institutional Class                            $19,152,295,803   $4,628,913,679   $ 4,818,424,382   $2,120,246,668   $690,811,599
============================================   ===============   ==============   ===============   ==============   ============
Private Investment Class                       $   985,695,331   $  768,972,214   $ 1,138,269,972   $  543,291,627   $ 39,996,218
============================================   ===============   ==============   ===============   ==============   ============
Personal Investment Class                      $    89,421,350   $  449,376,802   $   358,811,596   $   31,569,890   $ 12,443,030
============================================   ===============   ==============   ===============   ==============   ============
Cash Management Class                          $ 2,822,803,713   $1,621,233,257   $ 4,748,859,733   $  951,502,903   $ 47,478,690
============================================   ===============   ==============   ===============   ==============   ============
Reserve Class                                  $    26,663,356   $  118,084,854   $    71,672,086   $   85,549,634   $ 15,257,107
============================================   ===============   ==============   ===============   ==============   ============
Resource Class                                 $   890,921,115   $  519,633,163   $   514,359,409   $  308,684,033   $101,348,230
============================================   ===============   ==============   ===============   ==============   ============
Corporate Class                                $ 1,220,873,106   $  275,312,049   $ 1,947,001,237   $  523,426,541   $ 36,600,031
============================================   ===============   ==============   ===============   ==============   ============


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class                             19,150,458,390    4,629,426,001     4,817,669,314    2,120,138,245    690,777,544
============================================   ===============   ==============   ===============   ==============   ============
Private Investment Class                           985,658,050      769,086,563     1,138,112,267      543,253,826     40,020,116
============================================   ===============   ==============   ===============   ==============   ============
Personal Investment Class                           89,420,497      449,342,866       358,704,378       31,567,029     12,444,627
============================================   ===============   ==============   ===============   ==============   ============
Cash Management Class                            2,822,587,876    1,621,302,128     4,748,129,302      951,463,226     47,475,666
============================================   ===============   ==============   ===============   ==============   ============
Reserve Class                                       26,665,493      118,098,618        71,644,335       85,548,847     15,256,295
============================================   ===============   ==============   ===============   ==============   ============
Resource Class                                     890,865,835      519,608,201       514,275,226      308,658,163    101,349,138
============================================   ===============   ==============   ===============   ==============   ============
Corporate Class                                  1,220,802,640      275,312,410     1,946,935,469      523,424,020     36,599,991
============================================   ===============   ==============   ===============   ==============   ============
Net asset value, offering and redemption
  price per share for each class               $          1.00   $         1.00   $          1.00   $         1.00   $       1.00
============================================   ===============   ==============   ===============   ==============   ============
Cost of Investments                            $21,118,522,527   $6,889,282,641   $ 4,073,497,867   $2,351,702,930   $964,859,978
============================================   ===============   ==============   ===============   ==============   ============
Cost of Repurchase agreements                  $ 4,415,174,767   $1,513,479,474   $ 9,550,507,369   $2,379,669,928   $         --
============================================   ===============   ==============   ===============   ==============   ============
     Total Investments, at cost                $25,533,697,294   $8,402,762,115   $13,624,005,236   $4,731,372,858   $964,859,978
============================================   ===============   ==============   ===============   ==============   ============






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22          SHORT-TERM INVESTMENTS TRUST

STATEMENT OF OPERATIONS

For the six months ended February 29, 2008
(Unaudited)



                                                                                               GOVERNMENT &     GOVERNMENT
                                              LIQUID ASSETS     STIC PRIME       TREASURY         AGENCY       TAXADVANTAGE
                                                PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
-------------------------------------------   -------------    ------------    ------------    ------------    ------------

INVESTMENT INCOME:
Interest                                       $603,989,697    $172,393,043    $206,994,665     $86,528,830     $15,207,751
===========================================   =============    ============    ============    ============    ============


EXPENSES:

Advisory fees                                    18,752,586       5,488,671       8,002,957       1,935,972         539,182
===========================================   =============    ============    ============    ============    ============
Administrative services fees                        628,658         363,380         413,666         311,686         110,958
===========================================   =============    ============    ============    ============    ============
Custodian fees                                      586,106         150,541         229,217         101,099          17,857
===========================================   =============    ============    ============    ============    ============
Distribution fees:
  Private Investment Class                        2,351,320       1,737,854       2,577,810       1,390,163         106,919
===========================================   =============    ============    ============    ============    ============
  Personal Investment Class                         295,037       1,630,739       1,489,737         142,404          46,580
===========================================   =============    ============    ============    ============    ============
  Cash Management Class                           1,420,430         851,441       2,018,059         475,783          37,794
===========================================   =============    ============    ============    ============    ============
  Reserve Class                                     170,512         198,432         366,285         309,037          70,102
===========================================   =============    ============    ============    ============    ============
  Resource Class                                    920,043         548,253         460,895         286,770          75,965
===========================================   =============    ============    ============    ============    ============
  Corporate Class                                    92,637          45,763         143,824          58,414           1,530
===========================================   =============    ============    ============    ============    ============
Transfer agent fees                               1,125,155         329,320         480,177         174,237          31,744
===========================================   =============    ============    ============    ============    ============
Trustees' and officer's fees and benefits           411,193         131,980         144,705          62,504          18,001
===========================================   =============    ============    ============    ============    ============
Other                                               532,254         365,224         207,725         175,134         108,628
===========================================   =============    ============    ============    ============    ============
     Total expenses                              27,285,931      11,841,598      16,535,057       5,423,203       1,165,260
===========================================   =============    ============    ============    ============    ============
Less: Fees waived                                (8,302,742)     (3,847,109)     (5,027,526)     (1,217,021)       (495,852)
===========================================   =============    ============    ============    ============    ============
     Net expenses                                18,983,189       7,994,489      11,507,531       4,206,182         669,408
===========================================   =============    ============    ============    ============    ============
Net investment income                           585,006,508     164,398,554     195,487,134      82,322,648      14,538,343
===========================================   =============    ============    ============    ============    ============


REALIZED AND UNREALIZED GAIN FROM:

Net realized gain from investment
  securities                                      1,450,826           3,889       1,918,128              --           9,563
===========================================   =============    ============    ============    ============    ============
Net increase in net assets resulting from
  operations                                   $586,457,334    $164,402,443    $197,405,262     $82,322,648     $14,547,906
===========================================   =============    ============    ============    ============    ============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


23          SHORT-TERM INVESTMENTS TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 29, 2008 and the year ended August 31, 2007 (Unaudited)



                                                            LIQUID ASSETS PORTFOLIO                STIC PRIME PORTFOLIO
                                                      ----------------------------------    ---------------------------------
                                                        FEBRUARY 29,        AUGUST 31,       FEBRUARY 29,        AUGUST 31,
                                                            2008               2007              2008               2007
---------------------------------------------------   ----------------------------------    ---------------------------------

OPERATIONS:

  Net investment income                               $   585,006,508    $ 1,140,345,269    $  164,398,554    $   407,173,232
===================================================   ==================================    =================================
  Net realized gain                                         1,450,826            133,500             3,889                 --
===================================================   ==================================    =================================
     Net increase in net assets resulting from
       operations                                         586,457,334      1,140,478,769       164,402,443        407,173,232
===================================================   ==================================    =================================

Distributions to shareholders from net investment income:

  Institutional Class                                    (460,843,800)      (847,648,082)      (81,841,146)      (226,509,468)
===================================================   ==================================    =================================
  Private Investment Class                                (20,675,694)       (49,488,449)      (14,953,547)       (32,952,863)
===================================================   ==================================    =================================
  Personal Investment Class                                (1,625,478)        (3,210,986)       (8,840,590)       (16,145,867)
===================================================   ==================================    =================================
  Cash Management Class                                   (66,227,899)      (155,031,976)      (38,742,947)       (89,354,604)
===================================================   ==================================    =================================
  Reserve Class                                              (663,384)        (1,611,752)         (689,397)        (1,972,728)
===================================================   ==================================    =================================
  Resource Class                                          (20,837,197)       (58,030,918)      (12,208,813)       (23,002,200)
===================================================   ==================================    =================================
  Corporate Class                                         (14,134,650)       (25,322,944)       (7,122,118)       (17,235,487)
===================================================   ==================================    =================================
     Total distributions from net investment income      (585,008,102)    (1,140,345,107)     (164,398,558)      (407,173,217)
===================================================   ==================================    =================================

Distributions to shareholders from net realized gains:

  Institutional Class                                        (197,561)                --                --                 --
===================================================   ==================================    =================================
  Private Investment Class                                    (10,599)                --                --                 --
===================================================   ==================================    =================================
  Personal Investment Class                                      (899)                --                --                 --
===================================================   ==================================    =================================
  Cash Management Class                                       (26,909)                --                --                 --
===================================================   ==================================    =================================
  Reserve Class                                                  (320)                --                --                 --
===================================================   ==================================    =================================
  Resource Class                                               (9,119)                --                --                 --
===================================================   ==================================    =================================
  Corporate Class                                              (5,486)                --                --                 --
===================================================   ==================================    =================================
     Total distributions from net realized gains             (250,893)                --                --                 --
===================================================   ==================================    =================================
     Decrease in net assets resulting from
       distributions                                     (585,258,995)    (1,140,345,107)     (164,398,558)      (407,173,217)
===================================================   ==================================    =================================
Share transactions-net:

  Institutional Class                                   1,070,021,964      3,022,574,348     1,149,645,633     (1,244,349,920)
===================================================   ==================================    =================================
  Private Investment Class                                 99,890,680        (94,922,395)      136,159,362         41,516,502
===================================================   ==================================    =================================
  Personal Investment Class                                 8,013,696         16,970,552        39,436,809        110,746,298
===================================================   ==================================    =================================
  Cash Management Class                                  (575,219,289)       683,993,231      (525,294,235)       767,567,082
===================================================   ==================================    =================================
  Reserve Class                                           (12,582,438)        21,819,891        87,138,328        (24,940,348)
===================================================   ==================================    =================================
  Resource Class                                         (237,642,391)        39,400,419       (50,594,174)       244,901,202
===================================================   ==================================    =================================
  Corporate Class                                         584,621,126        579,576,967      (341,121,732)        90,752,256
===================================================   ==================================    =================================
     Net increase (decrease) in net assets
       resulting from share transactions                  937,103,348      4,269,413,013       495,369,991        (13,806,928)
===================================================   ==================================    =================================
     Net increase (decrease) in net assets                938,301,687      4,269,546,675       495,373,876        (13,806,913)
===================================================   ==================================    =================================


NET ASSETS:

  Beginning of period                                  24,250,372,087     19,980,825,412     7,886,152,142      7,899,959,055
===================================================   ==================================    =================================
  End of period*                                      $25,188,673,774    $24,250,372,087    $8,381,526,018    $ 7,886,152,142
===================================================   ==================================    =================================
  * Includes accumulated undistributed net
     investment income                                $     2,056,836    $     2,058,430    $      779,259    $       779,263
===================================================   ==================================    =================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


24          SHORT-TERM INVESTMENTS TRUST

For the six months ended February 29, 2008 and the year ended August 31, 2007 (Unaudited)


                                                                                                      GOVERNMENT &
                                                               TREASURY PORTFOLIO                   AGENCY PORTFOLIO
                                                       ---------------------------------    --------------------------------
                                                         FEBRUARY 29,       AUGUST 31,       FEBRUARY 29,       AUGUST 31,
                                                             2008              2007              2008              2007
----------------------------------------------------   ---------------------------------    --------------------------------

OPERATIONS:

  Net investment income                                $   195,487,134    $  273,024,418    $   82,322,648    $  146,639,855
====================================================   =================================    ================================
  Net realized gain                                          1,918,128         1,105,292                --            33,729
====================================================   =================================    ================================
     Net increase in net assets resulting from
       operations                                          197,405,262       274,129,710        82,322,648       146,673,584
====================================================   =================================    ================================
Distributions to shareholders from net investment
  income:

  Institutional Class                                      (70,283,739)     (104,584,939)      (34,213,881)      (65,418,169)
====================================================   =================================    ================================
  Private Investment Class                                 (18,463,178)      (42,516,106)      (11,488,013)      (25,343,990)
====================================================   =================================    ================================
  Personal Investment Class                                 (6,641,538)      (15,597,130)         (738,054)       (1,240,627)
====================================================   =================================    ================================
  Cash Management Class                                    (73,763,516)      (84,180,517)      (20,450,934)      (33,676,292)
====================================================   =================================    ================================
  Reserve Class                                             (1,098,187)       (4,039,498)       (1,040,465)       (1,159,978)
====================================================   =================================    ================================
  Resource Class                                            (8,498,503)      (18,042,317)       (6,106,487)      (15,724,904)
====================================================   =================================    ================================
  Corporate Class                                          (16,738,456)       (4,063,919)       (8,284,372)       (4,075,889)
====================================================   =================================    ================================
     Total distributions from net investment income       (195,487,117)     (273,024,426)      (82,322,206)     (146,639,849)
====================================================   =================================    ================================
Distributions to shareholders from net realized
  gains:

  Institutional Class                                         (473,796)               --                --                --
====================================================   =================================    ================================
  Private Investment Class                                    (118,403)               --                --                --
====================================================   =================================    ================================
  Personal Investment Class                                    (50,942)               --                --                --
====================================================   =================================    ================================
  Cash Management Class                                       (448,296)               --                --                --
====================================================   =================================    ================================
  Reserve Class                                                 (8,834)               --                --                --
====================================================   =================================    ================================
  Resource Class                                               (63,609)               --                --                --
====================================================   =================================    ================================
  Corporate Class                                              (97,084)               --                --                --
====================================================   =================================    ================================
     Total distributions from net realized gains            (1,260,964)               --                --                --
====================================================   =================================    ================================
     Decrease in net assets resulting from
       distributions                                      (196,748,081)     (273,024,426)      (82,322,206)     (146,639,849)
====================================================   =================================    ================================
Share transactions-net:

  Institutional Class                                    1,511,927,473     1,204,096,230       791,282,922      (483,324,430)
====================================================   =================================    ================================
  Private Investment Class                                (112,433,141)      278,127,382       (55,749,772)       80,511,634
====================================================   =================================    ================================
  Personal Investment Class                                (55,839,738)       82,207,300         4,971,686       (13,001,827)
====================================================   =================================    ================================
  Cash Management Class                                  1,914,828,701     1,475,831,081       221,188,024        73,952,886
====================================================   =================================    ================================
  Reserve Class                                              1,905,586       (63,953,928)       68,600,463        (4,939,814)
====================================================   =================================    ================================
  Resource Class                                           138,591,582        22,799,067        11,121,827         3,718,054
====================================================   =================================    ================================
  Corporate Class                                        1,498,812,417       446,267,839       205,655,296       289,049,310
====================================================   =================================    ================================
     Net increase (decrease) in net assets resulting
       from share transactions                           4,897,792,880     3,445,374,971     1,247,070,446       (54,034,187)
====================================================   =================================    ================================
     Net increase (decrease) in net assets               4,898,450,061     3,446,480,255     1,247,070,888       (54,000,452)
====================================================   =================================    ================================


NET ASSETS:

  Beginning of period                                    8,698,948,354     5,252,468,099     3,317,200,408     3,371,200,860
====================================================   =================================    ================================
  End of period*                                       $13,597,398,415    $8,698,948,354    $4,564,271,296    $3,317,200,408
====================================================   =================================    ================================
  * Includes accumulated undistributed net
     investment income                                 $       320,499    $      320,482    $      244,231    $      243,789
====================================================   =================================    ================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


25          SHORT-TERM INVESTMENTS TRUST

For the six months ended February 29, 2008 and the year ended August 31, 2007 (Unaudited)


                                                                                  GOVERNMENT
                                                                            TAXADVANTAGE PORTFOLIO
                                                                         ----------------------------
                                                                         FEBRUARY 29,     AUGUST 31,
                                                                             2008            2007
----------------------------------------------------------------------   ----------------------------

OPERATIONS:

  Net investment income                                                  $ 14,538,343    $ 19,334,777
======================================================================   ============================
  Net realized gain                                                             9,563             715
======================================================================   ============================
     Net increase in net assets resulting from operations                  14,547,906      19,335,492
======================================================================   ============================
Distributions to shareholders from net investment income:

  Institutional Class                                                      (9,938,537)     (9,372,684)
======================================================================   ============================
  Private Investment Class                                                   (867,668)     (2,356,207)
======================================================================   ============================
  Personal Investment Class                                                  (227,843)       (374,519)
======================================================================   ============================
  Cash Management Class                                                    (1,606,749)     (3,858,878)
======================================================================   ============================
  Reserve Class                                                              (233,221)       (508,313)
======================================================================   ============================
  Resource Class                                                           (1,491,632)     (2,864,255)
======================================================================   ============================
  Corporate Class                                                            (171,382)           (690)
======================================================================   ============================
     Total distributions from net investment income                       (14,537,032)    (19,335,546)
======================================================================   ============================
Distributions to shareholders from net realized gains:

  Institutional Class                                                              --              --
======================================================================   ============================
  Private Investment Class                                                         --              --
======================================================================   ============================
  Personal Investment Class                                                        --              --
======================================================================   ============================
  Cash Management Class                                                            --              --
======================================================================   ============================
  Reserve Class                                                                    --              --
======================================================================   ============================
  Resource Class                                                                   --              --
======================================================================   ============================
  Corporate Class                                                                  --              --
======================================================================   ============================
     Total distributions from net realized gains                                   --              --
======================================================================   ============================
     Decrease in net assets resulting from distributions                  (14,537,032)    (19,335,546)
======================================================================   ============================
Share transactions-net:

  Institutional Class                                                     369,349,125     241,352,014
======================================================================   ============================
  Private Investment Class                                                 (3,323,119)    (45,745,353)
======================================================================   ============================
  Personal Investment Class                                                 1,456,544       4,443,368
======================================================================   ============================
  Cash Management Class                                                   (45,832,331)     61,058,867
======================================================================   ============================
  Reserve Class                                                             3,312,767      11,505,791
======================================================================   ============================
  Resource Class                                                           48,119,114      27,368,724
======================================================================   ============================
  Corporate Class                                                          36,586,026             688
======================================================================   ============================
     Net increase (decrease) in net assets resulting from share
       transactions                                                       409,668,126     299,984,099
======================================================================   ============================
     Net increase (decrease) in net assets                                409,679,000     299,984,045
======================================================================   ============================


NET ASSETS:

  Beginning of period                                                     534,255,905     234,271,860
======================================================================   ============================
  End of period*                                                         $943,934,905    $534,255,905
======================================================================   ============================
  * Includes accumulated undistributed net investment income             $      4,636    $      3,325
======================================================================   ============================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


26          SHORT-TERM INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS

February 29, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers five separate portfolios, (each constituting a "Fund"). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio (collectively, the "Funds"). Each Fund currently offers multiple classes of shares. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such fund or class. The assets, liabilities and operations of each fund are accounted for separately. Information presented in these financial statements pertains only to the Funds.

  The investment objectives of the Funds are: to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio; and to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio.

  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATIONS -- The Funds' securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

        The Funds may periodically participate in litigation related to each Fund's investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund's investments. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the advisor.

        The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.


27          SHORT-TERM INVESTMENTS TRUST

I. RISKS INVOLVED IN INVESTING IN GOVERNMENT & AGENCY PORTFOLIO, GOVERNMENT TAXADVANTAGE PORTFOLIO AND TREASURY PORTFOLIO -- The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Funds are not guaranteed by the U.S. Government.

J. REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Advisor at an annual rate based on each Fund's average daily net assets as follows, respectively:

Liquid Assets Portfolio                                     0.15%
-----------------------------------------------------------------
STIC Prime Portfolio                                        0.15%
-----------------------------------------------------------------
Treasury Portfolio                                          0.15%
-----------------------------------------------------------------
Government & Agency Portfolio                               0.10%
-----------------------------------------------------------------




  Government TaxAdvantage Portfolio pays an advisory fee to the Advisor based on the annual rate of the Fund's average net assets as follows:

AVERAGE NET ASSETS                                           RATE
-----------------------------------------------------------------
First $250 million                                          0.20%
-----------------------------------------------------------------
Next $250 million                                           0.15%
-----------------------------------------------------------------
Over $500 million                                           0.10%
_________________________________________________________________
=================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Funds on March 28, 2008, to be effective as of May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Funds, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  Through at least June 30, 2008, the Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% for each Fund based on average daily net assets of such Fund, respectively. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items;
(v) expenses related to a merger or reorganization, as approved by the Funds' Board of Trustees; and (vi) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Funds may benefit are in the form of credits that the Funds may receive from banks where the Funds or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Funds.

  For the six months ended February 29, 2008, the Advisor waived advisory fees and/or reimbursed expenses in the following amounts:

Liquid Assets Portfolio                                   $6,977,285
--------------------------------------------------------------------
STIC Prime Portfolio                                       2,411,369
--------------------------------------------------------------------
Treasury Portfolio                                         3,055,731
--------------------------------------------------------------------
Government & Agency Portfolio                                430,296
--------------------------------------------------------------------
Government TaxAdvantage Portfolio                            398,106
--------------------------------------------------------------------




  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which each Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 29, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.


28          SHORT-TERM INVESTMENTS TRUST

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which each Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 29, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  Under the terms of a master distribution agreement between Invesco Aim Distributors, Inc. ("IADI") and the Trust, IADI acts as the exclusive distributor of each Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

  PRIVATE      PERSONAL        CASH
INVESTMENT    INVESTMENT    MANAGEMENT    RESERVE    RESOURCE    CORPORATE
--------------------------------------------------------------------------
   0.50%         0.75%         0.10%        1.00%      0.20%        0.03%
--------------------------------------------------------------------------




  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA"), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.

  IADI has contractually agreed through at least June 30, 2008, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate shown below of average daily assets.

                                           PRIVATE       PERSONAL         CASH
                                         INVESTMENT     INVESTMENT     MANAGEMENT     RESERVE     RESOURCE     CORPORATE
------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                     0.30%          0.55%          0.08%         0.87%       0.20%         0.03%
------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                        0.30%          0.55%          0.08%         0.87%       0.16%         0.03%
------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                          0.30%          0.55%          0.08%         0.87%       0.16%         0.03%
------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio               0.30%          0.55%          0.08%         0.87%       0.16%         0.03%
------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio           0.25%          0.55%          0.08%         0.87%       0.16%         0.03%
------------------------------------------------------------------------------------------------------------------------




  Pursuant to the agreement above, for the six months ended February 29, 2008 IADI waived Plan fees of:

                                           PRIVATE       PERSONAL         CASH
                                         INVESTMENT     INVESTMENT     MANAGEMENT     RESERVE     RESOURCE     CORPORATE
------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                  $  940,528      $ 78,676       $284,086      $22,167          N/A        N/A
------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                        695,141       434,864        170,288       25,796      109,651        N/A
------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                        1,031,124       397,263        403,612       47,617       92,179        N/A
------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio               556,065        37,974         95,157       40,175       57,354        N/A
------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio            53,460        12,421          7,559        9,113       15,193        N/A
------------------------------------------------------------------------------------------------------------------------




  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

Each Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 29, 2008, Liquid Assets Portfolio engaged in securities sales of $5,560,960, which resulted in net realized gains of $0, and securities purchases of $184,684,599.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

  During the six months ended February 29, 2008, the Funds paid legal fees of $20,952 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


29          SHORT-TERM INVESTMENTS TRUST

NOTE 5--BORROWINGS

The Funds are permitted to temporarily carry a negative or overdrawn balance in their accounts with The Bank of New York Mellon, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Funds below had a capital loss carryforward as of August 31, 2007 which expires as follows:

                                        CAPITAL LOSS CARRYFORWARD*
----------------------------------------------------------------------------------------------------------
                                                                       2011         2013           TOTAL
----------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                               $   --     $1,042,278     $1,042,278
----------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                   1,014          2,919          3,933
----------------------------------------------------------------------------------------------------------



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.


30          SHORT-TERM INVESTMENTS TRUST

NOTE 7--SHARE INFORMATION

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

LIQUID ASSETS PORTFOLIO


                                                   CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------------------
                                                            SIX MONTHS ENDED                              YEAR ENDED
                                                          FEBRUARY 29, 2008(a)                          AUGUST 31, 2007
                                                 --------------------------------------     --------------------------------------
                                                      SHARES                AMOUNT               SHARES                AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                             123,591,763,767     $ 123,591,763,767      238,934,200,537     $ 238,934,200,537
----------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                         10,819,301,608        10,819,301,608       19,597,812,083        19,597,812,083
----------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                           249,761,939           249,761,939          456,768,244           456,768,244
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                            12,901,750,691        12,901,750,691       35,299,025,326        35,299,025,326
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                       187,912,198           187,912,198          374,465,191           374,465,191
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                    2,364,091,472         2,364,091,472        8,687,259,809         8,687,259,809
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                   6,706,564,663         6,706,564,663       10,734,821,522        10,734,821,522
==================================================================================================================================

Issued as reinvestment of dividends:
  Institutional Class                                 189,682,113           189,682,113          398,026,805           398,026,805
----------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              8,981,799             8,981,799           26,789,852            26,789,852
----------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             1,320,694             1,320,694            2,199,469             2,199,469
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                47,438,724            47,438,724          100,581,216           100,581,216
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           693,515               693,515            1,225,585             1,225,585
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       19,999,378            19,999,378           51,847,804            51,847,804
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                       3,488,878             3,488,878            2,785,427             2,785,427
==================================================================================================================================

Reacquired:
  Institutional Class                            (122,711,423,916)     (122,711,423,916)    (236,309,652,994)     (236,309,652,994)
----------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                        (10,728,392,727)      (10,728,392,727)     (19,719,524,330)      (19,719,524,330)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                          (243,068,937)         (243,068,937)        (441,997,161)         (441,997,161)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                           (13,524,408,704)      (13,524,408,704)     (34,715,613,311)      (34,715,613,311)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                      (201,188,151)         (201,188,151)        (353,870,885)         (353,870,885)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                   (2,621,733,241)       (2,621,733,241)      (8,699,707,194)       (8,699,707,194)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                  (6,125,432,415)       (6,125,432,415)     (10,158,029,982)      (10,158,029,982)
==================================================================================================================================
                                                      937,103,348     $     937,103,348        4,269,413,013     $   4,269,413,013
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 17% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim, and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim, and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, 7% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco Aim.


31          SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                  CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------------
                                                              SIX MONTHS ENDED                           YEAR ENDED
                                                            FEBRUARY 29, 2008(a)                       AUGUST 31, 2007
                                                     ----------------------------------     ------------------------------------
                                                         SHARES              AMOUNT              SHARES              AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 9,486,426,262     $ 9,486,426,262      21,624,735,483     $ 21,624,735,483
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                            3,465,407,835       3,465,407,835       7,250,510,857        7,250,510,857
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                           2,839,705,146       2,839,705,146       4,914,606,658        4,914,606,658
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                               3,056,200,333       3,056,200,333       8,593,210,897        8,593,210,897
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         325,230,336         325,230,336         508,830,773          508,830,773
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        914,272,566         914,272,566       2,359,442,697        2,359,442,697
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     1,058,014,599       1,058,014,599       4,814,045,807        4,814,045,807
================================================================================================================================

Issued as reinvestment of dividends:
  Institutional Class                                    24,749,963          24,749,963          52,426,118           52,426,118
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                9,988,856           9,988,856          18,298,133           18,298,133
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               7,279,323           7,279,323          11,345,449           11,345,449
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  28,373,447          28,373,447          59,059,766           59,059,766
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             192,541             192,541           1,409,689            1,409,689
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          6,634,568           6,634,568          12,282,460           12,282,460
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                         6,646,833           6,646,833          13,231,922           13,231,922
================================================================================================================================

Reacquired:
  Institutional Class                                (8,361,530,592)     (8,361,530,592)    (22,921,511,521)     (22,921,511,521)
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                           (3,339,237,329)     (3,339,237,329)     (7,227,292,488)      (7,227,292,488)
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                          (2,807,547,660)     (2,807,547,660)     (4,815,205,809)      (4,815,205,809)
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                              (3,609,868,015)     (3,609,868,015)     (7,884,703,581)      (7,884,703,581)
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                        (238,284,549)       (238,284,549)       (535,180,810)        (535,180,810)
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       (971,501,308)       (971,501,308)     (2,126,823,955)      (2,126,823,955)
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                    (1,405,783,164)     (1,405,783,164)     (4,736,525,473)      (4,736,525,473)
================================================================================================================================
                                                        495,369,991     $   495,369,991         (13,806,928)    $    (13,806,928)
________________________________________________________________________________________________________________________________
================================================================================================================================



(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and that owns 14% of the outstanding shares of the Fund. IADI has an agreement with this entity to sell Fund shares. The Fund, Invesco Aim, and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco Aim, and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially. In addition, 10% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco Aim.


32          SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO


                                                  CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS ENDED                            YEAR ENDED
                                                           FEBRUARY 29, 2008(a)                        AUGUST 31, 2007
                                                   ------------------------------------     ------------------------------------
                                                        SHARES              AMOUNT               SHARES              AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                               14,277,538,498     $ 14,277,538,498      12,170,370,433     $ 12,170,370,433
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                           6,430,416,732        6,430,416,732      11,768,966,288       11,768,966,288
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                          1,951,191,820        1,951,191,820       3,296,804,616        3,296,804,616
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                             16,733,554,156       16,733,554,156      15,602,939,433       15,602,939,433
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                        168,651,466          168,651,466         679,380,067          679,380,067
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                     1,220,530,557        1,220,530,557       2,305,324,643        2,305,324,643
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                    5,057,535,535        5,057,535,535       1,026,789,860        1,026,789,860
================================================================================================================================

Issued as reinvestment of dividends:
  Institutional Class                                   15,909,566           15,909,566          24,718,278           24,718,278
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               4,300,377            4,300,377           8,103,797            8,103,797
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              6,155,849            6,155,849          12,643,517           12,643,517
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 40,825,200           40,825,200          14,516,711           14,516,711
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            695,321              695,321           2,933,321            2,933,321
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         5,896,374            5,896,374          11,141,233           11,141,233
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                       13,293,024           13,293,024           2,732,685            2,732,685
================================================================================================================================

Reacquired:
  Institutional Class                              (12,781,520,591)     (12,781,520,591)    (10,990,992,481)     (10,990,992,481)
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                          (6,547,150,250)      (6,547,150,250)    (11,498,942,703)     (11,498,942,703)
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                         (2,013,187,407)      (2,013,187,407)     (3,227,240,833)      (3,227,240,833)
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                            (14,859,550,655)     (14,859,550,655)    (14,141,625,063)     (14,141,625,063)
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                       (167,441,201)        (167,441,201)       (746,267,316)        (746,267,316)
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                    (1,087,835,349)      (1,087,835,349)     (2,293,666,809)      (2,293,666,809)
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                   (3,572,016,142)      (3,572,016,142)       (583,254,706)        (583,254,706)
================================================================================================================================
                                                     4,897,792,880     $  4,897,792,880       3,445,374,971     $  3,445,374,971
________________________________________________________________________________________________________________________________
================================================================================================================================



(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and that owns 8% of the outstanding shares of the Fund. IADI has an agreement with this entity to sell Fund shares. The Fund, Invesco Aim, and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco Aim, and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.


33          SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                  CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS ENDED                            YEAR ENDED
                                                           FEBRUARY 29, 2008(a)                        AUGUST 31, 2007
                                                   ------------------------------------     ------------------------------------
                                                        SHARES              AMOUNT               SHARES              AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                               16,407,481,530     $ 16,407,481,530      13,312,544,749     $ 13,312,544,749
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                           1,507,528,862        1,507,528,862       3,477,066,272        3,477,066,272
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                            147,882,438          147,882,438         273,507,552          273,507,552
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                              3,202,241,558        3,202,241,558       5,181,233,587        5,181,233,587
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                        242,511,046          242,511,046         224,069,435          224,069,435
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       816,086,961          816,086,961       1,846,951,288        1,846,951,288
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                    4,234,584,601        4,234,584,601       1,656,210,462        1,656,210,462
================================================================================================================================

Issued as reinvestment of dividends:
  Institutional Class                                   19,418,540           19,418,540          39,124,555           39,124,555
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               6,162,605            6,162,605          15,207,056           15,207,056
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                229,170              229,170             264,646              264,646
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 19,513,583           19,513,583          30,497,618           30,497,618
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            726,136              726,136             926,390              926,390
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         4,151,640            4,151,640           9,705,455            9,705,455
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                        6,832,474            6,832,474           2,841,659            2,841,659
================================================================================================================================

Reacquired:
  Institutional Class                              (15,635,617,148)     (15,635,617,148)    (13,834,993,734)     (13,834,993,734)
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                          (1,569,441,239)      (1,569,441,239)     (3,411,761,694)      (3,411,761,694)
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                           (143,139,922)        (143,139,922)       (286,774,025)        (286,774,025)
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                             (3,000,567,117)      (3,000,567,117)     (5,137,778,319)      (5,137,778,319)
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                       (174,636,719)        (174,636,719)       (229,935,639)        (229,935,639)
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (809,116,774)        (809,116,774)     (1,852,938,689)      (1,852,938,689)
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                   (4,035,761,779)      (4,035,761,779)     (1,370,002,811)      (1,370,002,811)
================================================================================================================================
                                                     1,247,070,446     $  1,247,070,446         (54,034,187)    $    (54,034,187)
________________________________________________________________________________________________________________________________
================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 12% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim, and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim, and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


34          SHORT-TERM INVESTMENTS TRUST

GOVERNMENT TAXADVANTAGE PORTFOLIO


                                                 CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS ENDED                          YEAR ENDED
                                                             FEBRUARY 29, 2008(a)                      AUGUST 31, 2007
                                                      ----------------------------------     ----------------------------------
                                                          SHARES              AMOUNT             SHARES              AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                  2,724,088,259     $ 2,724,088,259      4,138,948,149     $ 4,138,948,149
-------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               209,917,970         209,917,970        287,413,419         287,413,419
-------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               75,110,303          75,110,303         38,897,026          38,897,026
-------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   79,786,480          79,786,480        236,788,574         236,788,574
-------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           42,058,128          42,058,128         46,456,948          46,456,948
-------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         115,595,729         115,595,729        196,800,480         196,800,480
-------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                         36,500,000          36,500,000             13,619              13,619
===============================================================================================================================

Issued as reinvestment of dividends:
  Institutional Class                                      8,996,289           8,996,289          7,250,151           7,250,151
-------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   419,431             419,431            753,849             753,849
-------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    4,559               4,559              9,897               9,897
-------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    1,806,661           1,806,661          3,529,807           3,529,807
-------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                5,232               5,232              9,423               9,423
-------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           1,242,694           1,242,694          2,129,670           2,129,670
-------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                             86,026              86,026                688                 688
===============================================================================================================================

Reacquired:
  Institutional Class                                 (2,363,735,423)     (2,363,735,423)    (3,904,846,286)     (3,904,846,286)
-------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (213,660,520)       (213,660,520)      (333,912,621)       (333,912,621)
-------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              (73,658,318)        (73,658,318)       (34,463,555)        (34,463,555)
-------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (127,425,472)       (127,425,472)      (179,259,514)       (179,259,514)
-------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          (38,750,593)        (38,750,593)       (34,960,580)        (34,960,580)
-------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         (68,719,309)        (68,719,309)      (171,561,426)       (171,561,426)
-------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                 --                  --            (13,619)            (13,619)
===============================================================================================================================
                                                         409,668,126     $   409,668,126        299,984,099     $   299,984,099
_______________________________________________________________________________________________________________________________
===============================================================================================================================



(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and that owns 28% of the outstanding shares of the Fund. IADI has an agreement with this entity to sell Fund shares. The Fund, Invesco Aim, and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco Aim, and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.




35          SHORT-TERM INVESTMENTS TRUST

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

LIQUID ASSETS PORTFOLIO


                                                                         PRIVATE INVESTMENT CLASS
                                           -----------------------------------------------------------------------------------
                                           SIX MONTHS ENDED                          YEAR ENDED AUGUST 31,
                                             FEBRUARY 29,       --------------------------------------------------------------
                                                 2008             2007         2006         2005          2004          2003
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $   1.00         $   1.00     $   1.00     $   1.00     $     1.00     $   1.00
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                            0.02             0.05         0.04         0.02           0.01         0.01
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                      0.00             0.00         0.00        (0.00)         (0.00)        0.00
==============================================================================================================================
     Total from investment operations              0.02             0.05         0.04         0.02           0.01         0.01
==============================================================================================================================
Less distributions:
  Dividends from net investment income            (0.02)           (0.05)       (0.04)       (0.02)         (0.01)       (0.01)
------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains           (0.00)              --        (0.00)          --             --           --
==============================================================================================================================
     Total distributions                          (0.02)           (0.05)       (0.04)       (0.02)         (0.01)       (0.01)
==============================================================================================================================
Net asset value, end of period                 $   1.00         $   1.00     $   1.00     $   1.00     $     1.00     $   1.00
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(a)                                    2.22%            5.06%        4.26%        2.19%          0.75%        1.02%
______________________________________________________________________________________________________________________________
==============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)       $985,695         $885,779     $980,681     $808,821     $1,078,780     $978,383
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                0.42%(b)         0.42%        0.42%        0.42%          0.42%        0.41%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                0.68%(b)         0.68%        0.68%        0.69%          0.68%        0.67%
==============================================================================================================================
Ratio of net investment income to
  average net assets                               4.41%(b)         4.95%        4.20%        2.14%          0.74%        1.04%
______________________________________________________________________________________________________________________________
==============================================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $945,695,610.

STIC PRIME PORTFOLIO


                                                                         PRIVATE INVESTMENT CLASS
                                            ---------------------------------------------------------------------------------
                                            SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                              FEBRUARY 29,       ------------------------------------------------------------
                                                  2008             2007         2006         2005         2004         2003
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $   1.00         $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                             0.02             0.05         0.04         0.02         0.01         0.01
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                       0.00               --           --           --        (0.00)          --
=============================================================================================================================
     Total from investment operations               0.02             0.05         0.04         0.02         0.01         0.01
=============================================================================================================================
Less dividends from net investment income          (0.02)           (0.05)       (0.04)       (0.02)       (0.01)       (0.01)
=============================================================================================================================
Net asset value, end of period                  $   1.00         $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(a)                                     2.17%            5.07%        4.28%        2.21%        0.72%        0.97%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)        $768,972         $632,811     $591,306     $556,709     $393,619     $560,825
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                 0.42%(b)         0.42%        0.42%        0.42%        0.42%        0.40%
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                 0.69%(b)         0.69%        0.69%        0.69%        0.69%        0.68%
=============================================================================================================================
Ratio of net investment income to average
  net assets                                        4.29%(b)         4.95%        4.23%        2.18%        0.71%        0.98%
_____________________________________________________________________________________________________________________________
=============================================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $698,960,954.


36          SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO


                                                                          PRIVATE INVESTMENT CLASS
                                          ---------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED                            YEAR ENDED AUGUST 31,
                                            FEBRUARY 29,       ------------------------------------------------------------------
                                                2008              2007          2006          2005          2004          2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $     1.00        $     1.00     $   1.00     $     1.00     $   1.00     $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                            0.02              0.05         0.04           0.02         0.01           0.01
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
     (both realized and unrealized)                0.00              0.00         0.00           0.00         0.00          (0.00)
=================================================================================================================================
     Total from investment operations              0.02              0.05         0.04           0.02         0.01           0.01
=================================================================================================================================
Less distributions:
  Dividends from net investment income            (0.02)            (0.05)       (0.04)         (0.02)       (0.01)         (0.01)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains           (0.00)               --           --          (0.00)       (0.00)            --
=================================================================================================================================
     Total distributions                          (0.02)            (0.05)       (0.04)         (0.02)       (0.01)         (0.01)
=================================================================================================================================
Net asset value, end of period               $     1.00        $     1.00     $   1.00     $     1.00     $   1.00     $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                    1.80%             4.85%        4.06%          2.06%        0.68%          0.98%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                   $1,138,270        $1,250,648     $972,350     $1,229,249     $808,852     $1,100,857
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
     reimbursements                                0.42%(b)          0.42%        0.42%          0.42%        0.42%          0.41%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                0.68%(b)          0.69%        0.70%          0.70%        0.69%          0.69%
=================================================================================================================================
Ratio of net investment income to
  average net assets                               3.46%(b)          4.73%        3.97%          2.03%        0.65%          0.97%
_________________________________________________________________________________________________________________________________
=================================================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $1,036,789,391.

GOVERNMENT & AGENCY PORTFOLIO


                                                                         PRIVATE INVESTMENT CLASS
                                            ---------------------------------------------------------------------------------
                                            SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                              FEBRUARY 29,       ------------------------------------------------------------
                                                  2008             2007         2006         2005         2004         2003
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $   1.00         $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                             0.02             0.05         0.04         0.02         0.01         0.01
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                         --             0.00        (0.00)       (0.00)       (0.00)        0.00
=============================================================================================================================
     Total from investment operations               0.02             0.05         0.04         0.02         0.01         0.01
-----------------------------------------------------------------------------------------------------------------------------
Less dividends from net investment income          (0.02)           (0.05)       (0.04)       (0.02)       (0.01)       (0.01)
=============================================================================================================================
Net asset value, end of period                  $   1.00         $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(a)                                     2.06%            4.99%        4.18%        2.14%        0.73%        0.99%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)        $543,292         $599,041     $518,524     $750,824     $484,967     $503,365
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                 0.42%(b)         0.42%        0.42%        0.42%        0.42%        0.42%
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                 0.64%(b)         0.65%        0.66%        0.67%        0.65%        0.65%
=============================================================================================================================
Ratio of net investment income to average
  net assets                                        4.05%(b)         4.88%        4.15%        2.12%        0.73%        0.98%
_____________________________________________________________________________________________________________________________
=============================================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $559,120,628.


37          SHORT-TERM INVESTMENTS TRUST

GOVERNMENT TAXADVANTAGE PORTFOLIO


                                                                         PRIVATE INVESTMENT CLASS
                                              -----------------------------------------------------------------------------
                                              SIX MONTHS ENDED                       YEAR ENDED AUGUST 31,
                                                FEBRUARY 29,       --------------------------------------------------------
                                                    2008             2007        2006        2005        2004         2003
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  1.00         $  1.00     $  1.00     $  1.00     $   1.00     $  1.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                               0.02            0.05        0.04        0.02         0.01        0.01
---------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized
     and unrealized)                                  0.00            0.00        0.00        0.00         0.00        0.00
===========================================================================================================================
     Total from investment operations                 0.02            0.05        0.04        0.02         0.01        0.01
===========================================================================================================================
Less distributions:
  Dividends from net investment income               (0.02)          (0.05)      (0.04)      (0.02)       (0.01)      (0.01)
---------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                 --              --          --          --        (0.00)      (0.00)
===========================================================================================================================
     Total distributions                             (0.02)          (0.05)      (0.04)      (0.02)       (0.01)      (0.01)
===========================================================================================================================
Net asset value, end of period                     $  1.00         $  1.00     $  1.00     $  1.00     $   1.00     $  1.00
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(a)                                       2.01%           4.95%       4.15%       2.13%        0.74%       0.99%
___________________________________________________________________________________________________________________________
===========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)           $39,996         $43,318     $89,063     $69,277     $276,400     $85,138
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                   0.37%(b)        0.37%       0.37%       0.37%        0.37%       0.38%
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                   0.73%(b)        0.80%       0.87%       0.91%        0.83%       0.83%
===========================================================================================================================
Ratio of net investment income to average
  net assets                                          3.94%(b)        4.83%       4.06%       2.15%        0.73%       0.96%
___________________________________________________________________________________________________________________________
===========================================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $43,002,630.



38          SHORT-TERM INVESTMENTS TRUST

NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES



  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim -- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more Invesco Aim
Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


39          SHORT-TERM INVESTMENTS TRUST

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder in the Private Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2007, through February 29, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


--------------------------------------------------------------------------------------------------------------
                                                                               HYPOTHETICAL
                                                                         (5% ANNUAL RETURN BEFORE
                                                      ACTUAL                     EXPENSES)
                                            ------------------------------------------------------
                               BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                             ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
       PRIVATE CLASS           (09/01/07)   (02/29/08)(1)   PERIOD(2)     (02/29/08)    PERIOD(2)      RATIO
--------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio        $1,000.00      $1,022.20       $2.11       $1,022.77       $2.11        0.42%
--------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio            1,000.00       1,021.70        2.11        1,022.77        2.11        0.42
--------------------------------------------------------------------------------------------------------------
Treasury Portfolio              1,000.00       1,018.00        2.11        1,022.77        2.11        0.42
--------------------------------------------------------------------------------------------------------------
Government & Agency
Portfolio                       1,000.00       1,020.60        2.11        1,022.77        2.11        0.42
--------------------------------------------------------------------------------------------------------------
Government TaxAdvantage
Portfolio                       1,000.00       1,020.10        1.86        1,023.02        1.86        0.37
--------------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Funds for the period September 1, 2007, through February 29, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to each Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


40          SHORT-TERM INVESTMENTS TRUST

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Funds provide a complete list of their holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Funds' semiannual and annual reports to shareholders. For the first and third quarters, the Funds file the list with the
Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. Qualified persons, including beneficial owners of the Funds'
shares and prospective investors, may obtain access to the Web site by calling the distributor at
800-659-1005 and selecting option 2. To locate each Fund's portfolio holdings information, access the Fund's overview page. Links to each Fund's complete quarterly holdings will be available on this Web page. Shareholders can also look up each Fund's Form N-Q filings on the SEC Web site,
sec.gov. Each Fund's Form N-Q may be reviewed and copied at the SEC Public Reference Room in
Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Funds are 811-02729 and 002-58287.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client
Services department at 800-959-4246 or on the Invesco Aim Web site, invescoaim.com. On the home page, scroll down and click on "Proxy Policy." The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to invescoaim.com, access the "About
Us" tab, click on "Required Notices" and then click on "Proxy Voting Activity." Next, select the
Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.

Invesco Aim--SERVICE MARK-- is a service mark of Invesco Aim
Management Group, Inc. Invesco Aim Advisors, Inc., Invesco
Aim Capital Management, Inc., Invesco Aim Private Asset
Management, Inc. and Invesco PowerShares Capital Management
LLC are the investment advisors for the products and
services represented by Invesco Aim; they each provide
investment advisory services to individual and institutional clients and do not sell securities. Invesco Institutional
(N.A.), Inc., Invesco Senior Secured Management, Inc.,
Invesco Global Asset Management (N.A.), Inc., AIM Funds                 [INVESCO AIM LOGO]
Management Inc. (DBA AIM Trimark Investments), Invesco Asset             - SERVICE MARK -
Management (Japan) Ltd. and Invesco Hong Kong Ltd. are
affiliated investment advisors that serve as the subadvisor
for some of the products and services represented by Invesco
Aim. AIM Funds Management Inc. anticipates changing its name to Invesco Trimark Investment Management Inc. (DBA Invesco
Trimark) on or prior to Dec. 31, 2008. Invesco Aim
Distributors, Inc. is the distributor for the retail mutual
funds, exchange-traded funds and U.S. institutional money
market funds represented by Invesco Aim. All entities are
indirect, wholly owned subsidiaries of Invesco Ltd.

invescoaim.com   STIT-SAR-5   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]           RESERVE CLASS
 - SERVICE MARK -            SHORT-TERM INVESTMENTS TRUST (STIT)
                             Liquid Assets Portfolio
                             STIC Prime Portfolio
                             Treasury Portfolio
                             Government & Agency Portfolio
                             Government TaxAdvantage Portfolio

                             Semiannual Report to Shareholders February 29, 2008

                                                              [MOUNTAIN GRAPHIC]

AIM Investments
became INVESCO AIM
on March 31, 2008.

For more details, go to      2    Fund data
invescoaim.com               2    Fund composition by maturity
                             3    Letter to shareholders
                             4    Schedule of investments
                             21   Financial statements
                             27   Notes to financial statements
                             36   Financial highlights
                             40   Fund expenses

                             Unless otherwise stated, information presented in this report is as of February 29, 2008, and is based on total net assets. Unless otherwise stated, all data provided by Invesco Aim.

                             NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND DATA

==================================================================================================
RESERVE CLASS DATA AS OF 2/29/08

FUND                                  YIELDS          WEIGHTED AVERAGE MATURITY   TOTAL NET ASSETS
                                                                         AT
                                                     RANGE DURING     REPORTING
                                 7-DAY     MONTHLY     REPORTING       PERIOD
                               SEC YIELD    YIELD       PERIOD           END
Liquid Assets                    2.77%      2.91%     28-50 days       50 days     $ 26.66 million
STIC Prime                       2.36       2.53      14-23 days       21 days      118.08 million
Treasury                         1.60       1.78      14-47 days       29 days       71.67 million
Government & Agency              2.33       2.53      28-56 days       56 days       85.54 million
Government TaxAdvantage          1.96       2.10      17-44 days       40 days       15.25 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invescoaim.com for the most recent month-end performance. Investment return will vary. Monthly yield represents annualized results for the period, net of fees and expenses, and excludes any realized capital gains or losses. Had the advisor and distributor not waived certain fees and/or reimbursed certain expenses, performance would have been lower. Based on the waiver rate in the current Fund prospectus had the advisor and/or distributor not waived fees and/or reimbursed expenses, the unsubsidized 7-day SEC yield would have been 2.58%, 2.16%, 1.40%, 2.17% and 1.65% for the Liquid Assets, STIC Prime, Treasury,
Government & Agency and Government TaxAdvantage Portfolios, respectively. The 7-day unsubsidized
SEC yield is determined by subtracting the fee waivers and/or expense reimbursements from the
7-day SEC yield.

==================================================================================================

FUND COMPOSITION BY MATURITY

========================================================                    ======================

IN DAYS, AS OF 2/29/08                                                      IN DAYS, AS OF 2/29/08

          LIQUID                GOVERNMENT   GOVERNMENT
          ASSETS     TREASURY    & AGENCY   TAXADVANTAGE
        PORTFOLIO*  PORTFOLIO  PORTFOLIO**  PORTFOLIO**                     STIC PRIME PORTFOLIO

1-7        35.3%      71.5%       59.8%         43.7%                       1-7     40.6%
8-30       15.5        4.8         7.7          32.1                        8-14    13.1
31-90      36.5        8.2        16.8          15.4                        15-21    8.6
91-180     11.9       15.5         6.3           3.6                        22-28   11.8
181+        0.8        0.0         9.4           5.2                        29-35    4.5
                                                                            36-42    9.9
                                                                            43-60   11.5

========================================================                    ======================

The number of days to maturity of each holding is determined in accordance with the provisions of
Rule 2a-7 under the Investment Company Act of 1940.

*    The Fund may invest in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

**   Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.

==================================================================================================
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE
CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR
INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
==================================================================================================

==================================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH
CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
==================================================================================================


2   SHORT-TERM INVESTMENTS TRUST

                   Dear Fellow AIM Fund Shareholders:

                   Communication is always important and even more so in times of market volatility. On behalf of your Board of Trustees, I intend to keep you informed on events relating to the governance of Invesco Aim's money market funds and
   [CROCKETT       institutional cash management portfolios and to assure you that the Board
     PHOTO]        supports management's continuing investment discipline focused on the highest credit quality consistent with safety, liquidity and yield. At the same time, improved performance, reduced shareholder costs and high ethical standards remain key areas of focus for your Board.

                      Your Board's membership and standing committees have changed a bit recently.
Bruce Crockett     Ruth Quigley retired from Board service at the end of 2007, after serving since
                   1998, and we thank her for her many contributions. Larry Soll has assumed
                   Ruth's place as a vice chair of the Investments Committee. The Valuation
Committee, formerly chaired by Ruth, has been reorganized and has taken on additional responsibilities as the Valuation, Distribution and Proxy Oversight Committee under the chairmanship of Carl Frischling. The elevation of proxy oversight to standing committee status responds to suggestions from shareholders. In addition, Prema Mathai-Davis assumed my seat on the
Governance Committee, and I moved to the Audit Committee in a normal rotation of duties.

     Your interests are our first priority and for that reason we want to maintain a two-way channel of communication with you. The value of this communication between the Board and shareholders of the AIM Funds has been noted within and beyond the Invesco Aim community.
Morningstar, the mutual fund tracking company, has commented favorably on communications between the Board of Trustees of the AIM Funds and their shareholders in its fall 2007 update of fund stewardship grades, where Invesco Aim was one of fewer than 10 fund boards to get an A for board quality, according to BoardIQ (11/13/07). If you have comments or questions about any areas relating to fund governance, I encourage you to contact me by email at bruce@brucecrockett.com.

     Your Board looks forward to keeping you informed about your funds and to another year of diligent governance on your behalf.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

April 16, 2008


3   SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO
SCHEDULE OF INVESTMENTS

February 29, 2008
(Unaudited)





                                                          PRINCIPAL
                                                           AMOUNT
                                            MATURITY        (000)           VALUE
--------------------------------------------------------------------------------------

COMMERCIAL PAPER-36.11%(A)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/LEASES-7.74%

Amstel Funding Corp.
  3.10%(b)(c)                               05/06/08      $100,000     $    99,431,667
--------------------------------------------------------------------------------------
  3.13%(b)(c)                               05/21/08       100,000          99,295,750
--------------------------------------------------------------------------------------
  3.16%(b)(c)                               05/21/08       130,000         129,075,700
--------------------------------------------------------------------------------------
  3.17%(b)(c)                               05/08/08       100,000          99,401,222
--------------------------------------------------------------------------------------
  3.18%(b)(c)                               05/22/08       124,500         123,599,623
--------------------------------------------------------------------------------------
  3.28%(b)(c)                               03/20/08       100,000          99,826,889
--------------------------------------------------------------------------------------
  3.35%(b)(c)                               04/21/08       100,000          99,525,417
--------------------------------------------------------------------------------------
  3.61%(b)(c)                               04/21/08       100,000          99,488,583
--------------------------------------------------------------------------------------
  4.65%(b)(c)                               03/12/08       100,000          99,857,917
--------------------------------------------------------------------------------------
  4.69%(b)(c)                               04/04/08       175,000         174,224,847
--------------------------------------------------------------------------------------
Atlantis One Funding Corp.
  3.10%(b)(c)                               05/08/08       150,000         149,121,667
--------------------------------------------------------------------------------------
  3.10%(b)(c)                               05/16/08       100,000          99,345,555
--------------------------------------------------------------------------------------
  3.14%(b)(c)                               06/03/08        30,000          29,754,033
--------------------------------------------------------------------------------------
  3.15%(b)(c)                               05/30/08        50,000          49,606,250
--------------------------------------------------------------------------------------
  3.17%(b)(c)                               05/30/08       100,000          99,207,500
--------------------------------------------------------------------------------------
  3.20%(b)(c)                               04/24/08       100,000          99,520,000
--------------------------------------------------------------------------------------
  4.63%(b)(c)                               04/02/08       150,000         149,382,667
--------------------------------------------------------------------------------------
Fountain Square Commercial Funding Corp.
  4.70%(b)                                  04/04/08        50,000          49,778,055
--------------------------------------------------------------------------------------
  5.65%(b)                                  03/19/08       100,000          99,717,500
======================================================================================
                                                                         1,949,160,842
======================================================================================


ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-0.20%

Thunder Bay Funding, LLC 3.10%(b)           06/02/08        50,000          49,608,194
======================================================================================


ASSET-BACKED SECURITIES-FULLY BACKED-1.14%

Curzon Funding Ltd./LLC (CEP-American
  International Group, Inc.)
  3.20%(b)                                  04/09/08        15,000          14,948,000
--------------------------------------------------------------------------------------
  3.40%(b)                                  03/28/08        23,000          22,941,350
--------------------------------------------------------------------------------------
LMA Americas LLC (CEP-Credit Agricole
  S.A.) 3.30%(b)(c)                         03/17/08       250,000         249,633,333
======================================================================================
                                                                           287,522,683
======================================================================================


ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-6.00%

Concord Minutemen Capital Co.,
  LLC-Series A (Multi CEP's-Liberty
  Hampshire Co., LLC; agent)
  3.30%(b)                                  03/12/08        35,000          34,964,708
--------------------------------------------------------------------------------------
  3.31%(b)                                  05/16/08       120,000         119,161,467
--------------------------------------------------------------------------------------
  3.32%(b)                                  05/16/08        75,000          74,474,333
--------------------------------------------------------------------------------------
  3.40%(b)                                  05/12/08        49,903          49,563,659
--------------------------------------------------------------------------------------
  5.78%(b)                                  03/14/08        50,000          49,895,639
--------------------------------------------------------------------------------------
Crown Point Capital Co., LLC-Series A
  (Multi CEP's-Liberty Hampshire Co.,
  LLC; agent)
  3.23%(b)                                  05/09/08       100,000          99,380,917
--------------------------------------------------------------------------------------
  3.40%(b)                                  07/22/08        50,873          50,185,932
--------------------------------------------------------------------------------------
  5.35%(b)                                  04/03/08        50,000          49,754,792
--------------------------------------------------------------------------------------
  5.35%(b)                                  05/16/08       100,000          98,870,555
--------------------------------------------------------------------------------------
  5.75%(b)                                  03/14/08       100,000          99,792,361
--------------------------------------------------------------------------------------
Gotham Funding Corp. 3.27%(b)(c)            04/23/08        50,000          49,759,660
--------------------------------------------------------------------------------------
Kitty Hawk Funding Corp. 4.55%(b)           03/19/08        80,000          79,818,000
--------------------------------------------------------------------------------------
Legacy Capital Co., LLC-Series A (Multi
  CEP's-Liberty Hampshire Co., LLC;
  agent)
  3.40%(b)                                  07/22/08       101,746         100,371,864
--------------------------------------------------------------------------------------
  3.42%(b)                                  05/19/08        24,002          23,821,865
--------------------------------------------------------------------------------------
  6.00%(b)                                  03/10/08       125,000         124,812,500
--------------------------------------------------------------------------------------
Lexington Parker Capital Co., LLC
  3.15%(b)                                  08/22/08       101,585         100,038,368
--------------------------------------------------------------------------------------
  3.42%(b)                                  05/09/08        85,000          84,442,825
--------------------------------------------------------------------------------------
  3.45%(b)                                  04/25/08       125,000         124,341,146
--------------------------------------------------------------------------------------
  5.35%(b)                                  04/14/08       100,000          99,346,111
======================================================================================
                                                                         1,512,796,702
======================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-8.61%

Atlantic Asset Securitization LLC
  3.10%(b)                                  05/16/08       199,500         198,194,383
--------------------------------------------------------------------------------------
  3.28%(b)                                  03/17/08       100,000          99,854,222
--------------------------------------------------------------------------------------
Barton Capital LLC
  3.30%(b)                                  04/04/08        75,000          74,766,250
--------------------------------------------------------------------------------------
  3.30%(b)                                  04/11/08        95,659          95,299,482
--------------------------------------------------------------------------------------
Charta LLC
  5.25%(b)                                  03/07/08       100,000          99,912,500
--------------------------------------------------------------------------------------
Clipper Receivables Co., LLC
  3.30%(b)                                  03/04/08       120,000         119,967,000
--------------------------------------------------------------------------------------
  3.35%(b)                                  03/03/08        80,000          79,985,111
--------------------------------------------------------------------------------------
CRC Funding LLC
  5.20%(b)                                  03/14/08       100,000          99,812,222
--------------------------------------------------------------------------------------
  5.27%(b)                                  03/12/08       175,000         174,718,201
--------------------------------------------------------------------------------------

4          SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                           AMOUNT
                                            MATURITY        (000)           VALUE
--------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Fairway Finance Co., LLC
  3.25%(b)                                  04/25/08      $ 50,000     $    49,751,736
--------------------------------------------------------------------------------------
  3.29%(b)                                  04/25/08        50,000          49,748,681
--------------------------------------------------------------------------------------
  3.36%(b)                                  03/20/08       150,000         149,734,000
--------------------------------------------------------------------------------------
Gemini Securitization Corp., LLC
  3.15%(b)                                  05/27/08        75,605          75,029,457
--------------------------------------------------------------------------------------
  3.17%(b)                                  04/28/08        70,000          69,642,495
--------------------------------------------------------------------------------------
  5.52%(b)                                  03/04/08       125,000         124,942,500
--------------------------------------------------------------------------------------
Ranger Funding Co., LLC 4.55%(b)            03/19/08        91,515          91,306,803
--------------------------------------------------------------------------------------
Sheffield Receivables Corp. 3.35%(b)        03/12/08       203,500         203,291,695
--------------------------------------------------------------------------------------
Tulip Funding Corp. 3.13%(b)(c)             05/07/08        60,000          59,651,042
--------------------------------------------------------------------------------------
Yorktown Capital LLC
  3.01%(b)                                  06/13/08       114,992         113,992,081
--------------------------------------------------------------------------------------
  4.50%(b)                                  04/11/08        90,000          89,538,750
--------------------------------------------------------------------------------------
  4.55%(b)                                  03/19/08        50,000          49,886,250
======================================================================================
                                                                         2,169,024,861
======================================================================================

ASSET-BACKED SECURITIES-SECURITIES-3.53%

Grampian Funding Ltd./LLC
  3.10%(b)(c)                               06/03/08        60,000          59,514,333
--------------------------------------------------------------------------------------
  3.12%(b)(c)                               05/12/08       205,000         203,720,800
--------------------------------------------------------------------------------------
  3.17%(b)(c)                               05/07/08        75,000          74,557,521
--------------------------------------------------------------------------------------
  3.20%(b)(c)                               04/01/08        76,300          76,089,751
--------------------------------------------------------------------------------------
  4.68%(b)(c)                               04/25/08        79,000          78,435,150
--------------------------------------------------------------------------------------
  4.68%(b)(c)                               04/29/08       150,000         148,849,500
--------------------------------------------------------------------------------------
  4.75%(b)(c)                               03/05/08       100,000          99,947,222
--------------------------------------------------------------------------------------
  4.78%(b)(c)                               04/28/08       100,000          99,230,695
--------------------------------------------------------------------------------------
Tempo Finance Ltd./Corp. 5.26%(b)(c)        03/14/08        50,000          49,905,028
======================================================================================
                                                                           890,250,000
======================================================================================


ASSET-BACKED SECURITIES-TRADE RECEIVABLES-0.91%

Ciesco, LLC
  3.33%(b)                                  04/22/08        80,000          79,615,200
--------------------------------------------------------------------------------------
  3.53%(b)                                  04/14/08       100,000          99,568,556
--------------------------------------------------------------------------------------
  5.27%(b)                                  03/10/08        50,000          49,934,125
======================================================================================
                                                                           229,117,881
======================================================================================


DIVERSIFIED BANKS-4.48%

BNP Paribas Finance Inc.
  4.80%(c)                                  03/27/08       100,000          99,653,333
--------------------------------------------------------------------------------------
  4.82%(c)                                  03/28/08       100,000          99,638,500
--------------------------------------------------------------------------------------
Dexia Delaware LLC 4.81%(c)                 03/26/08       150,000         149,498,958
--------------------------------------------------------------------------------------
Lloyds TSB Bank PLC 2.74%(c)                07/29/08       150,000         148,290,625
--------------------------------------------------------------------------------------
Royal Bank of Scotland PLC 3.95%(c)         04/14/08       100,000          99,517,222
--------------------------------------------------------------------------------------
Societe Generale North America, Inc.
  2.76%(c)                                  11/03/08       100,000          98,106,334
--------------------------------------------------------------------------------------
  3.32%(c)                                  06/27/08       100,000          98,911,778
--------------------------------------------------------------------------------------
  4.61%(c)                                  04/01/08       100,000          99,603,028
--------------------------------------------------------------------------------------
  4.81%(c)                                  04/01/08       111,345         110,883,815
--------------------------------------------------------------------------------------
UBS Finance (Delaware) Inc. 2.98%(c)        06/09/08       125,000         123,965,278
======================================================================================
                                                                         1,128,068,871
======================================================================================


DIVERSIFIED CAPITAL MARKETS-0.40%

Morgan Stanley 5.40%                        03/10/08       100,000          99,865,000
======================================================================================


REGIONAL BANKS-3.10%

Bank of Ireland 4.60%(b)(c)                 04/04/08       100,000          99,565,556
--------------------------------------------------------------------------------------
Banque et Caisse d'Epargne de l'Etat
  3.96%(c)                                  04/10/08       100,000          99,560,000
--------------------------------------------------------------------------------------
Danske Corp.
  3.09%(c)                                  04/30/08       110,000         109,433,500
--------------------------------------------------------------------------------------
  3.12%(c)                                  04/30/08       175,000         174,091,458
--------------------------------------------------------------------------------------
Stadshypotek Delaware, Inc. 3.15%(b)(c)     04/30/08       200,000         198,951,667
--------------------------------------------------------------------------------------
Swedbank 4.01%(c)                           05/13/08       100,000          99,187,875
======================================================================================
                                                                           780,790,056
======================================================================================
     Total Commercial Paper (Cost
       $9,096,205,090)                                                   9,096,205,090
======================================================================================



CERTIFICATES OF DEPOSIT-24.82%

ABN AMRO Bank N.V. (United Kingdom)
  3.08%(c)                                  07/31/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Allied Irish Banks, PLC 5.47%               03/03/08       100,000         100,000,000
--------------------------------------------------------------------------------------
American Express Centurion Bank
  4.05%                                     04/14/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  4.94%                                     06/06/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria, S.A.
  3.05%                                     06/03/08       125,000         125,000,000
--------------------------------------------------------------------------------------
  4.29%                                     07/08/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  4.50%                                     04/08/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  4.51%                                     04/08/08        50,000          50,000,000
--------------------------------------------------------------------------------------
  4.68%                                     04/02/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Bank of Nova Scotia
  3.25%                                     05/28/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  4.63%                                     03/31/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Bank of Scotland PLC
  3.50%                                     10/22/08       118,000         118,294,139
--------------------------------------------------------------------------------------
  4.45%                                     04/09/08       120,000         120,025,595
--------------------------------------------------------------------------------------
  4.72%                                     04/02/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
  3.09%                                     05/27/08        50,000          50,000,000
--------------------------------------------------------------------------------------

5          SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                           AMOUNT
                                            MATURITY        (000)           VALUE
--------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

Barclays Bank PLC
  3.05%                                     08/27/08      $175,000     $   175,000,000
--------------------------------------------------------------------------------------
  3.15%                                     04/24/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  3.43%(d)                                  07/08/08       200,000         200,013,892
--------------------------------------------------------------------------------------
  4.70%                                     04/02/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  4.78%                                     03/03/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  4.86%                                     03/10/08       100,000         100,000,246
--------------------------------------------------------------------------------------
  5.26%                                     05/19/08       100,000         100,000,000
--------------------------------------------------------------------------------------
BNP Paribas (United Kingdom) 4.02%(c)       05/15/08       150,000         150,000,000
--------------------------------------------------------------------------------------
BNP Paribas
  4.04%                                     04/15/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  5.10%                                     03/13/08       100,000         100,000,000
--------------------------------------------------------------------------------------
CALYON S.A.
  3.15%                                     04/25/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  3.18%                                     07/29/08       150,000         150,000,000
--------------------------------------------------------------------------------------
  4.04%                                     04/15/08       125,000         125,000,000
--------------------------------------------------------------------------------------
  4.29%                                     07/08/08        50,000          50,000,000
--------------------------------------------------------------------------------------
  4.74%                                     03/31/08       150,000         150,000,000
--------------------------------------------------------------------------------------
Dexia Bank S.A. 4.72%                       03/31/08       100,000         100,000,824
--------------------------------------------------------------------------------------
HSBC Bank U.S.A. N.A. 2.95%                 07/03/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Lloyds TSB Bank PLC 3.10%                   04/25/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Royal Bank of Scotland
  2.90%                                     08/04/08       150,000         150,006,297
--------------------------------------------------------------------------------------
  3.05%                                     05/27/08       200,000         200,000,000
--------------------------------------------------------------------------------------
  3.08%(d)                                  07/03/08       100,000          99,930,093
--------------------------------------------------------------------------------------
  4.82%                                     03/07/08       100,000         100,000,082
--------------------------------------------------------------------------------------
  4.90%                                     05/30/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  5.46%                                     03/14/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Societe Generale (United Kingdom)
  3.02%(c)                                  07/21/08       100,000         100,003,894
--------------------------------------------------------------------------------------
  4.69%(c)                                  05/02/08       100,000         100,001,696
--------------------------------------------------------------------------------------
Societe Generale
  3.22%                                     07/30/08       150,000         150,006,192
--------------------------------------------------------------------------------------
  4.84%                                     03/31/08        50,000          50,069,493
--------------------------------------------------------------------------------------
Svenska Handelsbanken A.B. 3.01%            05/12/08       100,000         100,000,993
--------------------------------------------------------------------------------------
Swedbank A.B. 4.66%                         05/02/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Toronto Dominion Bank 5.13%                 03/03/08       100,000         100,000,000
--------------------------------------------------------------------------------------
UBS A.G
  3.00%                                     07/23/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  3.03%                                     08/21/08       100,000         100,002,367
--------------------------------------------------------------------------------------
  4.30%                                     07/08/08       200,000         200,000,000
--------------------------------------------------------------------------------------
  5.33%                                     06/10/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  5.39%                                     03/17/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  5.52%                                     03/06/08       100,000         100,000,000
--------------------------------------------------------------------------------------
UBS A.G. (United Kingdom) 4.27%(c)          07/09/08        25,000          25,102,328
--------------------------------------------------------------------------------------
UniCredito Italiano S.p.A
  3.21%                                     07/29/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  4.76%                                     04/03/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  4.92%                                     05/29/08        95,000          95,000,000
--------------------------------------------------------------------------------------
Wachovia Bank, N.A.
  3.93%(d)                                  01/27/09       100,000         100,000,000
--------------------------------------------------------------------------------------
  5.40%                                     03/28/08        19,000          19,004,739
--------------------------------------------------------------------------------------
Westpac Banking Corp. 4.70%                 04/02/08       100,000         100,000,878
======================================================================================
     Total Certificates of Deposit (Cost
       $6,252,463,748)                                                   6,252,463,748
======================================================================================



MEDIUM-TERM NOTES-6.91%

Abbey National Treasury Services PLC
  Floating Rate MTN 4.68%(b)(c)(d)          10/02/08       100,000         100,130,410
--------------------------------------------------------------------------------------
AIG Matched Funding Corp. Floating Rate
  MTN 3.08%(b)(d)                           06/16/08        75,000          75,001,277
--------------------------------------------------------------------------------------
Allstate Life Global Funding,
  Floating Rate MTN
  3.15%(b)(d)                               09/26/08        50,000          50,000,000
--------------------------------------------------------------------------------------
  5.21%(b)(d)                               12/08/08        60,000          60,036,862
--------------------------------------------------------------------------------------
Allstate Life Global Funding II,
  Floating Rate MTN
  3.20%(b)(d)                               10/15/08       130,000         130,000,000
--------------------------------------------------------------------------------------
  3.26%(b)(d)                               10/07/08       140,000         140,000,000
--------------------------------------------------------------------------------------
Credit Agricole S.A. Floating Rate MTN
  3.84%(b)(c)(d)                            08/26/08       100,000         100,000,000
--------------------------------------------------------------------------------------
MBIA Global Funding, LLC Floating Rate
  MTN 5.13%(b)(d)                           06/05/08       100,000         100,006,313
--------------------------------------------------------------------------------------
MetLife of Connecticut Institutional
  Funding Ltd. (United Kingdom) Floating
  Rate MTN 3.40%(d)                         04/30/08       270,000         270,141,191
--------------------------------------------------------------------------------------
National Australia Bank Ltd. Floating
  Rate MTN 4.73%(b)(c)(d)                   10/01/08       100,000         100,093,853
--------------------------------------------------------------------------------------
New York Life Funding (United Kingdom)
  Floating Rate MTN 4.83%(b)(d)             04/14/08        75,000          75,033,991
--------------------------------------------------------------------------------------
Royal Bank of Canada Floating Rate MTN
  3.23%(b)(c)(d)                            10/09/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Royal Bank of Scotland PLC Sr. Unsec.
  Floating Rate MTN 3.12%(b)(c)(d)          09/19/08        60,000          60,000,000
--------------------------------------------------------------------------------------
Svenska Handelsbanken A.B. Floating Rate
  MTN 3.11%(b)(c)(d)                        09/13/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Toyota Motor Credit Corp. Series B,
  Floating Rate MTN 3.22%(d)                02/06/09       100,000         100,000,000
--------------------------------------------------------------------------------------
Westpac Banking Corp.,
  Floating Rate MTN
  3.17%(c)(d)                               09/05/08        30,000          30,000,671
--------------------------------------------------------------------------------------
  4.64%(c)(d)                               02/06/09       150,000         149,945,058
======================================================================================
     Total Medium-Term Notes (Cost
       $1,740,389,626)                                                   1,740,389,626
======================================================================================



6          SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                           AMOUNT
                                            MATURITY        (000)           VALUE
--------------------------------------------------------------------------------------

VARIABLE RATE DEMAND NOTES-LETTER OF CREDIT
  ENHANCED-5.64%(d)(e)(f)

989 Market Street LLC Series 2006,
  Incremental Taxable Bonds
  (LOC-Wachovia Bank, N.A.) 3.34%(g)        03/01/26      $  7,600     $     7,600,000
--------------------------------------------------------------------------------------
A Mining Group LLC; Series 2006,
  Incremental Taxable Bonds
  (LOC-Wachovia Bank, N.A.) 3.44%(g)        06/01/29        11,355          11,355,000
--------------------------------------------------------------------------------------
Advance Packaging Corp.; Series 2006,
  Taxable Securities (LOC-Fifth Third
  Bank) 3.60%(g)                            10/01/36         3,850           3,850,000
--------------------------------------------------------------------------------------
Alamogordo (City of), New Mexico (Gerald
  Champion Regional Medical Center);
  Series 2007 B, Refunding Taxable
  Hospital Improvement RB (LOC-Bank of
  America, N.A.) 3.20%(g)                   07/01/18         8,020           8,020,000
--------------------------------------------------------------------------------------
Albany (City of), New York Industrial
  Development Agency (Albany Medical
  Center Hospital); Series 2006 B,
  Taxable IDR (LOC-RBS Citizens, N.A.)
  3.37%(g)                                  05/01/35         2,350           2,350,000
--------------------------------------------------------------------------------------
Albuquerque (City of), New Mexico (KTech
  Corp. Project); Series 2002, Taxable
  RB (LOC-Wells Fargo Bank, N.A.)
  3.12%(g)                                  08/01/25         1,800           1,800,000
--------------------------------------------------------------------------------------
American Association of Retired Persons;
  Series 2001, Taxable Notes (LOC-Bank
  of America, N.A.) 3.20%(g)                05/01/31        31,200          31,200,000
--------------------------------------------------------------------------------------
Atlanticare Health Services, Inc.;
  Series 2003, Taxable Bonds
  (LOC-Wachovia Bank, N.A.) 3.39%(g)        10/01/33        16,505          16,505,000
--------------------------------------------------------------------------------------
Auburn (City of), Alabama Industrial
  Development Board; Series 2006 A,
  Refunding Taxable IDR (LOC-Allied
  Irish Banks PLC) 3.15%(c)(g)              07/01/26         5,640           5,640,000
--------------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000,
  Taxable Bonds (LOC-RBS Citizens, N.A.)
  3.39%(g)                                  02/01/15        44,140          44,140,000
--------------------------------------------------------------------------------------
Bernalillo (County of), New Mexico
  (Tempur Production USA, Inc. Project);
  Series 2005 A, Taxable RB (LOC-Bank of
  America, N.A.) 3.20%(g)                   09/01/30        10,730          10,730,000
--------------------------------------------------------------------------------------
Biola University;
  Series 2004 A, Taxable RB (LOC-Allied
  Irish Banks PLC) 3.20%(c)(g)              10/01/34        12,200          12,200,000
--------------------------------------------------------------------------------------
  Series 2004 B, Taxable RB (LOC-BNP
  Paribas) 3.20%(c)(g)                      10/01/34        12,200          12,200,000
--------------------------------------------------------------------------------------
Bochasanwais Shree Akshar Purushottam
  Swaminarayan Sanstha Inc.; Series
  2006, Taxable Bonds (LOC-Comerica
  Bank) 3.17%                               06/01/22         2,800           2,800,000
--------------------------------------------------------------------------------------
Brazos River Authority (TXU Electric Co.
  Project); Series 2001 I, Taxable PCR
  (LOC-Citibank, N.A.) 3.39%(g)             12/01/36        61,790          61,790,000
--------------------------------------------------------------------------------------
Capital Markets Access Co. LC (Boynton
  Outpatient Center, LLC Project);
  Series 2005-B, Taxable Bonds
  (LOC-Wachovia Bank, N.A.) 3.39%(g)        07/01/25         1,275           1,275,000
--------------------------------------------------------------------------------------
Capital Markets Access Co. LC (Delray
  Outpatient Properties, LLC Project);
  Series 2005-A, Taxable Bonds
  (LOC-Wachovia Bank, N.A.) 3.39%           07/01/25         8,010           8,010,000
--------------------------------------------------------------------------------------
Capital Markets Access Co. LC (Pinnacle
  Financial Project); Series 2007,
  Taxable Bonds (LOC-Wachovia Bank,
  N.A.) 3.39%                               02/01/32         5,195           5,195,000
--------------------------------------------------------------------------------------
Capital One Funding Corp.;
  Series 1999 F, Taxable Notes
  (LOC-JPMorgan Chase Bank, N.A.)
  3.30%(g)                                  12/02/19         7,280           7,280,000
--------------------------------------------------------------------------------------
  Series 2000 B, Taxable Notes
  (LOC-JPMorgan Chase Bank, N.A.)
  3.30%(g)                                  07/01/20         6,639           6,639,000
--------------------------------------------------------------------------------------
  Series 2000 C, Taxable Notes
  (LOC-JPMorgan Chase Bank, N.A.)
  3.30%(g)                                  09/01/20         6,004           6,004,000
--------------------------------------------------------------------------------------
  Series 2000 D, Taxable Notes
  (LOC-JPMorgan Chase Bank, N.A.)
  3.30%(g)                                  05/01/26         6,000           6,000,000
--------------------------------------------------------------------------------------
Chatham Capital Corp.; Series 2000,
  Taxable Notes (LOC-JPMorgan Chase
  Bank, N.A.) 3.30%(g)                      07/01/20        11,100          11,100,000
--------------------------------------------------------------------------------------
Chestnut Partnership (The); Series 1999,
  Taxable RB (LOC-Bank of America, N.A.)
  3.15%(g)                                  01/02/29        18,940          18,940,000
--------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Bethesda Living Centers-
  Viewpoint Project); Series 2004 C,
  Taxable RB (LOC-Bank of America, N.A.)
  3.22%(g)                                  08/01/30         3,625           3,625,000
--------------------------------------------------------------------------------------
Conair Corp.; Series 2002, Taxable
  Economic Development Bonds
  (LOC-Wachovia Bank, N.A.) 3.34%(g)        09/01/12         5,660           5,660,000
--------------------------------------------------------------------------------------
Corp. Finance Managers Inc., Integrated
  Loan Program; Series 2003 B, PARTs
  (LOC-Wells Fargo Bank, N.A.) 3.12%(g)     02/02/43           155             155,000
--------------------------------------------------------------------------------------
Danville (City of), Pittsylvania (County
  of), Virginia Regional Industrial
  Facility Authority (Crane Creek
  Project); Series 2005, Taxable RB
  (LOC-Wachovia Bank, N.A.) 3.39%           01/01/26           400             400,000
--------------------------------------------------------------------------------------
Detroit (City of), Michigan Economic
  Development Corp. (Waterfront
  Reclamation and Casino Development
  Project); Series 1999 A, Taxable RB
  (LOC-Deutsche Bank A.G.) 3.17%(c)(g)      05/01/09        41,830          41,830,000
--------------------------------------------------------------------------------------
Dome Corp.; Series 1991, Notes
  (LOC-Wachovia Bank, N.A.) 3.34%(g)        08/31/16         9,400           9,400,000
--------------------------------------------------------------------------------------

7          SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                           AMOUNT
                                            MATURITY        (000)           VALUE
--------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES-LETTER OF CREDIT
  ENHANCED-(CONTINUED)

Emerald Bay Club L.P.; Series 2004,
  Taxable Bonds (LOC-Wachovia Bank,
  N.A.) 3.34%(g)                            12/01/15      $  8,000     $     8,000,000
--------------------------------------------------------------------------------------
EPC Allentown, LLC; Series 2005, Taxable
  Bonds (LOC-Wachovia Bank, N.A.)
  3.34%(g)                                  07/01/30         5,825           5,825,000
--------------------------------------------------------------------------------------
Exeter Realty Co. Series 2003 A, Notes
  (LOC-General Electric Capital Corp.)
  3.34%(g)                                  10/01/13         8,000           8,000,000
--------------------------------------------------------------------------------------
Florida Christian College, Inc.; Series
  2006, Taxable RB (LOC-Fifth Third
  Bank) 3.15%(g)                            11/01/36         6,500           6,500,000
--------------------------------------------------------------------------------------
Forward Corp. Series 2005, Taxable
  Securities (LOC-Fifth Third Bank)
  3.60%(g)                                  12/01/30           900             900,000
--------------------------------------------------------------------------------------
Four Dam Pool Agency (The); (Alaska)
  Series 2004 B, Refunding Taxable
  Electric RB (LOC-Dexia Group S.A.)
  3.08%(c)(g)                               07/01/26         3,825           3,825,000
--------------------------------------------------------------------------------------
Fun Entertainment LLC; Series 2005,
  Taxable Bonds (LOC-Wachovia Bank,
  N.A.) 3.34%(g)                            01/01/25        10,075          10,075,000
--------------------------------------------------------------------------------------
Gainesville (City of) & Hall (County
  of), Georgia Development Authority
  (Fieldale Farms Corp. Project); Series
  2006, Taxable IDR (LOC-Wachovia Bank,
  N.A.) 3.39%(g)                            03/01/21        20,000          20,000,000
--------------------------------------------------------------------------------------
General Secretariat of the Organization
  of American States; Series 2001 A,
  Taxable (LOC-Bank of America, N.A.)
  3.20%(g)                                  03/01/33        17,330          17,330,000
--------------------------------------------------------------------------------------
Germain Properties of Columbus Inc.,
  Germain Real Estate Co. LLC and
  Germain Motor Co.; Series 2001,
  Taxable Notes (LOC-JPMorgan Chase
  Bank, N.A.) 3.55%                         03/01/31         7,600           7,600,000
--------------------------------------------------------------------------------------
Glendale (City of), Arizona Industrial
  Development Authority (Thunderbird,
  The Garvin School of International
  Management); Series 2005 B, Taxable
  Refunding RB (LOC-Bank of New York)
  3.20%(g)                                  07/01/35         6,300           6,300,000
--------------------------------------------------------------------------------------
Harvest Bible Chapel; Series 2004,
  Taxable RB (LOC-Fifth Third Bank)
  3.17%(g)                                  08/01/29        10,285          10,285,000
--------------------------------------------------------------------------------------
Hunter's Ridge/Southpointe; Series 2005,
  Taxable Notes (LOC-Wachovia Bank,
  N.A.) 3.34%(g)                            06/01/25         6,120           6,120,000
--------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Christian Homes, Inc.);
  Series 2007 B Taxable RB (LOC-Fifth
     Third Bank) 3.15%(g)                   05/15/31         6,825           6,825,000
--------------------------------------------------------------------------------------
  Series 2007 C Taxable Convertible
     Revenue RB (LOC-Fifth Third Bank)
     3.15%(g)                               05/15/31         8,090           8,090,000
--------------------------------------------------------------------------------------
Imaging Investment Group, L.L.C.,
  Radiology Physicians of Indian River
  County, LC and Vero Radiology
  Associates, Inc. (Imaging Radiology
  Project); Series 2005, Taxable Bonds
  (LOC-Wachovia Bank, N.A.) 3.34%(g)        05/01/31         6,975           6,975,000
--------------------------------------------------------------------------------------
JPV Capital LLC; Series 1999 A, Taxable
  Notes (LOC-Wells Fargo Bank, N.A.)
  3.39%(g)                                  12/01/39        17,500          17,500,000
--------------------------------------------------------------------------------------
Kordsa Inc.; Series 2006, Bonds
  (LOC-General Electric Capital Corp.)
  3.17%(g)                                  06/01/26         8,500           8,500,000
--------------------------------------------------------------------------------------
Lake Oswego (City of), Oregon
  Redevelopment Agency; Series 2005 B,
  Taxable TAN (LOC-Wells Fargo Bank,
  N.A.) 3.12%(g)                            06/01/20         1,185           1,185,000
--------------------------------------------------------------------------------------
Loanstar Assets Partners L.P.; Series
  2005 A, Taxable Student Loan RB
  (LOC-State Street Bank & Trust Co.)
  3.15%(b)(g)                               02/01/41       163,400         163,400,000
--------------------------------------------------------------------------------------
Lone Tree (City of), Colorado Building
  Authority; Series 2007, Taxable COP
  (LOC-Wells Fargo Bank, N.A.) 3.55%(g)     12/01/17         3,075           3,075,000
--------------------------------------------------------------------------------------
LP Pinewood SPV LLC; Series 2003,
  Taxable Notes (LOC-Wachovia Bank,
  N.A.) 3.34%(g)                            02/01/18       120,200         120,200,000
--------------------------------------------------------------------------------------
Luzerne (County of), Pennsylvania
  Industrial Development Authority
  (PennSummit Tubular LLC Project);
  Series 2006 B, Taxable RB
  (LOC-Wachovia Bank, N.A.) 3.34%           02/01/21         1,275           1,275,000
--------------------------------------------------------------------------------------
M3 Realty, LLC; Series 2007, Notes
  (LOC-General Electric Capital Corp.)
  3.19%(g)                                  01/01/33        14,920          14,920,000
--------------------------------------------------------------------------------------
Macatawa Capital Partners LLC (Profile
  Industrial Packaging Corp.); Series
  2003 A, Taxable Notes (LOC-Fifth Third
  Bank) 3.60%(g)                            12/01/53         2,335           2,335,000
--------------------------------------------------------------------------------------
Macon-Bibb (County of), Industrial
  Authority (Bass Pro Outdoor World, LLC
  Project); Series 2005, Taxable RB
  (LOC-General Electric Capital Corp.)
  3.12%(g)                                  07/01/25         5,300           5,300,000
--------------------------------------------------------------------------------------
Madison (City of), Wisconsin Community
  Development Authority (Overture
  Development Corp.); Series 2001,
  Taxable RB (LOC-JPMorgan Chase Bank,
  N.A.; U.S. Bank, N.A.; M&I Marshall &
  Ilsley Bank) 3.32%(g)                     06/01/36        58,700          58,700,000
--------------------------------------------------------------------------------------
Marsh Enterprises, LLC; Series 2003,
  Taxable Securities (LOC-Fifth Third
  Bank) 3.60%(g)                            01/01/28         8,790           8,790,000
--------------------------------------------------------------------------------------

8          SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                           AMOUNT
                                            MATURITY        (000)           VALUE
--------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES-LETTER OF CREDIT
  ENHANCED-(CONTINUED)

Massachusetts (State of) Development
  Finance Agency (Briarwood
  Retirement Community Issue);
  Series 2004 B Taxable RB
  (LOC-Comerica Bank)
  3.17%(g)                                  01/01/35      $    640     $       640,000
--------------------------------------------------------------------------------------
  3.17%                                     01/01/35         8,525           8,525,000
--------------------------------------------------------------------------------------
Meharry Medical College; Series 2001,
  Unlimited Taxable GO (LOC-Bank of
  America, N.A.) 3.20%(g)                   08/01/16         8,595           8,595,000
--------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund
  (Holland Home Obligated Group); Series
  2005 B, Taxable Refunding Limited
  Obligation RB (LOC-Fifth Third Bank)
  3.15%                                     11/01/28         7,515           7,515,000
--------------------------------------------------------------------------------------
Mississippi (State of) Business Finance
  Corp. (Belk, Inc. Project); Series
  2005, Taxable IDR (LOC-Wachovia Bank,
  N.A.) 3.34%(g)                            10/01/25        17,780          17,780,000
--------------------------------------------------------------------------------------
Mississippi (State of) Business Finance
  Corp. (Cellular South, Inc. Project);
  Series 2005, Taxable IDR (LOC-Bank of
  America, N.A.) 3.20%(b)(g)                08/01/20        10,800          10,800,000
--------------------------------------------------------------------------------------
Mississippi (State of) Business Finance
  Corp. (GE Plastices Project); Series
  1998, Taxable IDR (LOC-Citibank, N.A.)
  3.28%(g)                                  02/01/23        41,000          41,000,000
--------------------------------------------------------------------------------------
Mississippi (State of) Business Finance
  Corp. (Lextron-Visteon Leasing, LLC
  Project); Series 2003, Taxable IDR
  (LOC-JPMorgan Chase Bank, N.A.)
  3.15%(g)                                  12/01/27         7,330           7,330,000
--------------------------------------------------------------------------------------
Mississippi (State of) Business Finance
  Corp. (Viking Range Corp. Project);
  Series 2000, Taxable IDR (LOC-Bank of
  America, N.A.) 3.19%                      06/01/15         9,555           9,555,000
--------------------------------------------------------------------------------------
Missouri (State of) Development Finance
  Board (Duke Manufacturing Co.); Series
  2004 B, Taxable Home Mortgage RB
  (LOC-Bank of America, N.A.) 3.20%(g)      12/01/20         7,800           7,800,000
--------------------------------------------------------------------------------------
Missouri (State of) Development Finance
  Board (Ninth Street Garage Project);
  Series 2004 B, Taxable Infrastructure
  Facilities RB (LOC-Bank of America,
  N.A.) 3.20%(g)                            12/01/20         4,800           4,800,000
--------------------------------------------------------------------------------------
Monongalia Health System, Inc.; Series
  2008 B, Taxable Hospital Bonds
  (LOC-JPMorgan Chase Bank, N.A.)
  3.18%(g)                                  07/01/40        14,250          14,250,000
--------------------------------------------------------------------------------------
Nashville (City of), & Davidson (County
  of) Tennessee Health and Educational
  Facilities Board (Weatherly Ridge
  Apartments Project); Series 2006 B,
  Multi-Family Housing Taxable RB
  (LOC-U.S. Bank N.A.) 3.22%                12/01/41         1,900           1,900,000
--------------------------------------------------------------------------------------
Net Magan Two LLC;
  Series 2006 Taxable RB (LOC-Wachovia
  Bank, N.A.)
  3.34%(g)                                  04/01/26        11,500          11,500,000
--------------------------------------------------------------------------------------
  3.34%                                     04/01/26         3,700           3,700,000
--------------------------------------------------------------------------------------
New Jersey (State of) Economic
  Development Authority Thermal Energy
  Facilities (Marina Energy LLC-2001
  Project); Series B, Taxable RB
  (LOC-Wachovia Bank, N.A.) 3.12%(g)        09/01/21         7,700           7,700,000
--------------------------------------------------------------------------------------
Newport News (City of), Virginia
  Economic Development Authority
  (Newport News Shipbuilding Project);
  Series 2000 B, Taxable Incremental RB
  (LOC-Wachovia Bank, N.A.) 3.44%(g)        07/01/31        19,505          19,505,000
--------------------------------------------------------------------------------------
NGSP, Inc.; Series 2006, Taxable RB
  (LOC-Bank of America, N.A.) 3.20%(g)      06/01/46         6,500           6,500,000
--------------------------------------------------------------------------------------
Nicholas Capital Investments, LLC
  (Nicholas Plastics, Inc.); Series
  2005-A, Taxable Notes (LOC-Fifth Third
  Bank) 3.34%(g)                            02/01/45         5,100           5,100,000
--------------------------------------------------------------------------------------
Old Hickory (City of), Tennessee (AHPC)
  Series 2005, Bonds (LOC-Wachovia Bank,
  N.A.) 3.15%(g)                            01/01/20         2,110           2,110,000
--------------------------------------------------------------------------------------
Polk (County of), Florida Industrial
  Development Authority (GSG Investments
  Project); Series 2005 B, Taxable IDR
  (LOC-Wachovia Bank, N.A.) 3.39%(g)        05/01/27         3,270           3,270,000
--------------------------------------------------------------------------------------
Porterfield Family Partners, L.P.;
  Series 2004, Taxable Notes
  (LOC-Wachovia Bank, N.A.) 3.39%(g)        07/01/14         2,900           2,900,000
--------------------------------------------------------------------------------------
Prince George's (County of), Maryland
  (Collington Episcopal Life Care
  Community, Inc.); Series 2006 C,
  Taxable RB (LOC-Bank of America, N.A.)
  3.15%(g)                                  04/01/15         6,390           6,390,000
--------------------------------------------------------------------------------------
Racetrac Capital, LLC; Series 2000,
  Taxable Bonds (LOC-Regions Bank)
  3.17%(g)                                  09/01/20        15,700          15,700,000
--------------------------------------------------------------------------------------
Ray, R.G. Corp.; Series 2000, Taxable
  Bonds (LOC-Bank of America, N.A.)
  3.20%(g)                                  01/01/15         2,190           2,190,000
--------------------------------------------------------------------------------------
Richmond (City of), Redevelopment &
  Housing Authority (1995 Old Manchester
  Project); Series 1995 B, Taxable RB
  (LOC-Wachovia Bank, N.A.) 3.31%(g)        12/01/25         1,590           1,590,000
--------------------------------------------------------------------------------------
Roanoke Rapids (City of), North Carolina
  Music and Entertainment District;
  Series 2007, Special RB (LOC-Bank of
  America, N.A.) 3.20%(g)                   07/01/27        11,500          11,500,000
--------------------------------------------------------------------------------------

9          SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                           AMOUNT
                                            MATURITY        (000)           VALUE
--------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES-LETTER OF CREDIT
  ENHANCED-(CONTINUED)

Rockwood Quarry, LLC; Series 2002,
  Taxable Notes (LOC-Fifth Third
  Bank) 3.60%(g)                            12/01/22      $  4,100     $     4,100,000
--------------------------------------------------------------------------------------
Roman Catholic Diocese of Charlotte;
  Series 2002, Taxable Bonds
  (LOC-Wachovia Bank, N.A.) 3.34%(g)        05/01/14        11,360          11,360,000
--------------------------------------------------------------------------------------
Roman Catholic Diocese of Raleigh;
  Series 2002 A Taxable RB (LOC-Bank of
  America, N.A.)
  3.17%                                     06/01/18         4,000           4,000,000
--------------------------------------------------------------------------------------
  3.17%(g)                                  06/01/18         1,200           1,200,000
--------------------------------------------------------------------------------------
S&L Capital, LLC (J&L Development of
  Holland, LLC); Series 2005 A, Taxable
  RB (LOC-Federal Home Loan Bank of
  Indianapolis) 3.34%(g)                    07/01/40         4,015           4,015,000
--------------------------------------------------------------------------------------
S&L Capital, LLC (LJ&S Development,
  LLC); Series 2002 A, Taxable Notes
  (LOC-Comerica Bank) 3.34%(g)              11/04/42         5,000           5,000,000
--------------------------------------------------------------------------------------
Sabri Arac (The Quarry Lane School);
  Series 2005, Taxable Bonds (LOC-Bank
  of America, N.A.) 3.20%(g)                10/01/35        20,500          20,500,000
--------------------------------------------------------------------------------------
Santa Rosa (City of), California
  (Rancheria Tachi Yokut Tribe); Series
  2004, Taxable RB (LOC-JPMorgan Chase
  Bank, N.A.) 3.55%(g)                      09/01/19        34,515          34,515,000
--------------------------------------------------------------------------------------
Savannah College of Art and Design,
  Inc.; Series 2004, Taxable RB
  (LOC-Bank of America, N.A.) 3.20%(g)      04/01/24        22,669          22,668,669
--------------------------------------------------------------------------------------
Shepherd Capital LLC (Trade Center);
  Series 2004 A, Taxable Notes (LOC-
  Fifth Third Bank) 3.34%(g)                07/01/54        10,000          10,000,000
--------------------------------------------------------------------------------------
Shepherd Capital LLC (Open Terrace);
  Series 2002 B, Taxable Notes
  (LOC-Wachovia Bank, N.A.) 3.34%(g)        11/01/52         9,730           9,730,000
--------------------------------------------------------------------------------------
Shepherd Capital LLC (Hinman
  Affiliates); Series 2003 D, Taxable
  Notes (LOC-Federal Home Loan Bank of
  Indianapolis) 3.34%(g)                    10/01/53         5,660           5,660,000
--------------------------------------------------------------------------------------
Sprenger Enterprises Inc.; Series 2005,
  Option Bonds (LOC-JPMorgan Chase Bank,
  N.A.) 3.55%(g)                            10/01/35        17,400          17,400,000
--------------------------------------------------------------------------------------
Thomasville (City of), Georgia Payroll
  Development Authority (American Fresh
  Foods L.P.); Series 2005 B, Taxable RB
  (LOC-Wachovia Bank, N.A.) 3.39%(g)        09/01/17         1,675           1,675,000
--------------------------------------------------------------------------------------
Tift (County of), Development Authority
  (Heatcraft Refrigeration Products LLC
  Project);
  Series 2008 A Taxable RB (LOC-Wachovia
  Bank, N.A.)
  3.34%(g)                                  02/01/18         3,600           3,600,000
--------------------------------------------------------------------------------------
  Series 2008 B Taxable RB (LOC-Wachovia
  Bank, N.A.)
  3.34%(g)                                  02/01/18        12,700          12,700,000
--------------------------------------------------------------------------------------
Trinity Funding LLC (Trinity
  Affiliates); Series 2006 A, Taxable RB
  (LOC-Fifth Third Bank) 3.60%(g)           03/01/36        16,230          16,230,000
--------------------------------------------------------------------------------------
United Fuels, LLC; Series 2006, Taxable
  RB (LOC-Fifth Third Bank) 3.60%(g)        01/01/31         4,710           4,710,000
--------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; Series 2001, Taxable RB
  (LOC-Wachovia Bank, N.A.) 3.39%(g)        07/01/26        43,070          43,070,000
--------------------------------------------------------------------------------------
Wake Forest University; Series 1997,
  Taxable RB (LOC-Wachovia Bank, N.A.)
  3.29%(g)                                  07/01/17         2,400           2,400,000
--------------------------------------------------------------------------------------
West Michigan Heart Capital LLC
  (Leffingwell Heart, LLC); Series 2004
  A, Taxable Notes (LOC-Fifth Third
  Bank) 3.34%(g)                            05/01/44        15,280          15,280,000
--------------------------------------------------------------------------------------
Westmoreland (County of), Pennsylvania
  Industrial Development Authority
  (Excela Health Project); Series 2005
  D, Taxable Health System IDR
  (LOC-Wachovia Bank, N.A.) 3.32%(g)        07/01/25         1,900           1,900,000
--------------------------------------------------------------------------------------
Young Men's Christian Association of
  Hunterdon County New Jersey; Series
  2004, Taxable Notes (LOC-Wachovia
  Bank, N.A.) 3.34%(g)                      02/01/24         2,110           2,110,000
--------------------------------------------------------------------------------------
Ziegler Columbus LLC / Ziegler St. Cloud
  LLC; Series 2007, Notes (LOC-General
  Electric Capital Corp.) 3.19%(g)          01/01/33        25,000          25,000,000
======================================================================================
     Total Variable Rate Demand Notes
       (Cost $1,420,491,669)                                             1,420,491,669
======================================================================================



MASTER NOTE AGREEMENTS-5.27%(h)

Goldman Sachs Credit Partners L.P.,
  (Acquired 02/01/08; Cost $150,000,000)
  3.27%(b)(g)(i)                            06/02/08       150,000         150,000,000
--------------------------------------------------------------------------------------
  (Acquired 12/21/07; Cost $150,000,000)
  3.38%(b)(g)(i)(j)                               --       150,000         150,000,000
--------------------------------------------------------------------------------------
Lehman Brothers Inc.,
  3.28%(b)(d)(g)(j)                               --       260,000         260,000,000
--------------------------------------------------------------------------------------
  3.33%(b)(g)                               12/25/08       267,000         267,000,000
--------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  3.33%(b)(d)(g)(j)                               --       500,000         500,000,000
======================================================================================
     Total Master Note Agreements (Cost
       $1,327,000,000)                                                   1,327,000,000
======================================================================================



10          SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                           AMOUNT
                                            MATURITY        (000)           VALUE
--------------------------------------------------------------------------------------

FUNDING AGREEMENTS-2.49%

MetLife Insurance Co. of Connecticut,
  (Acquired 08/27/07; Cost $100,000,000)
  3.15%(b)(d)(i)                            08/27/08      $100,000     $   100,000,000
--------------------------------------------------------------------------------------
  (Acquired 11/21/07; Cost $125,000,000)
  3.15%(b)(d)(i)                            11/21/08       125,000         125,000,000
--------------------------------------------------------------------------------------
  (Acquired 10/12/07; Cost $3,000,000)
  4.52%(b)(d)(i)                            10/10/08         3,000           3,000,000
--------------------------------------------------------------------------------------
Metropolitan Life Insurance Co.,
  Floating Rate
  (Acquired 09/13/07; Cost $10,000,000)
  3.51%(b)(d)(i)                            11/28/08        10,000          10,000,000
--------------------------------------------------------------------------------------
  (Acquired 09/13/07; Cost $5,000,000)
  4.21%(b)(d)(i)                            11/18/08         5,000           5,000,000
--------------------------------------------------------------------------------------
  (Acquired 11/27/07; Cost $125,000,000)
  5.07%(b)(d)(i)                            10/09/08       125,000         125,000,000
--------------------------------------------------------------------------------------
New York Life Insurance Co. (Acquired
  04/04/07; Cost $259,000,000)
  4.89%(b)(d)(i)                            04/04/08       259,000         259,000,000
======================================================================================
     Total Funding Agreements (Cost
       $627,000,000)                                                       627,000,000
======================================================================================



TIME DEPOSITS-2.00%

ABN AMRO Bank N.V. (Cayman Islands)
  3.25%(c)(g)(i)                            03/03/08       300,000         300,000,000
--------------------------------------------------------------------------------------
KBC Bank N.V. (Cayman Islands)
  3.25%(c)(g)(i)                            03/03/08       203,690         203,689,816
======================================================================================
     Total Time Deposits (Cost
       $503,689,816)                                                       503,689,816
======================================================================================



ASSET-BACKED SECURITIES-0.60%

FULLY SUPPORTED MONOLINE-0.21%

Wachovia Asset Securitization Issuance,
  LLC; Series 2004-HEMM1, Class A, Money
  Market Notes (CEP-Financial Security
  Assurance Inc.) 3.29%(b)(d)(k)            11/25/34        52,643          52,643,118
======================================================================================


STRUCTURED-0.39%

Paragon Mortgages PLC (United Kingdom)
  Series 15A, Class A1, Floating Rate
  Notes 3.12%(b)(c)(d)                      12/15/39        98,639          98,639,460
======================================================================================
     Total Asset-Backed Securities (Cost
       $151,282,578)                                                       151,282,578
======================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-83.84% (Cost
  $21,118,522,527)                                                      21,118,522,527
======================================================================================





                                                      REPURCHASE
                                                        AMOUNT

REPURCHASE AGREEMENTS-17.53%(l)

Banc of America Securities LLC, Joint agreement
  dated 02/29/08, aggregate maturing value
  $150,020,625 (collateralized by U.S. Government
  obligations valued at $153,000,901; 2.00%-6.25%,
  02/28/10-08/15/23) 1.65%, 03/03/08                  149,513,186       149,492,631
-----------------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  02/29/08, aggregate maturing value
  $1,000,265,000 (collateralized by U.S.
  Government sponsored obligations valued at
  $1,020,000,000; 4.50%-7.00%, 11/01/18-11/01/47)
  3.18%, 03/03/08                                     643,682,874       643,512,343
-----------------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  02/29/08, aggregate maturing value $303,571,795
  (collateralized by U.S. Government sponsored
  obligations valued at $309,563,501; 3.75%-5.13%,
  05/07/10-05/27/15) 3.11%, 03/03/08                   88,516,074        88,493,140
-----------------------------------------------------------------------------------
BNP Paribas, Joint agreement dated 02/29/08,
  aggregate maturing value $800,216,333
  (collateralized by U.S. Government sponsored and
  Corporate obligations valued at $821,496,418;
  0%-20.79%, 01/08/09-08/25/37) 3.25%, 03/03/08(c)    541,122,737       540,976,448
-----------------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $650,000,984 (collateralized by U.S. Government
  obligations valued at $663,001,003; 2.38%-5.13%,
  05/31/08-01/15/25) 1.75%, 03/03/08                  149,928,067       150,000,000
-----------------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $950,256,896 (collateralized by Corporate
  obligations valued at $997,500,001; 0%,
  03/25/35-10/25/46) 3.25%, 03/03/08                  645,174,419       645,000,000
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $1,000,265,000 (collateralized by U.S.
  Government sponsored obligations valued at
  $1,020,000,000; 4.50%-7.00%, 08/01/18-01/01/38)
  3.18%, 03/03/08                                     186,569,954       186,520,526
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $300,077,500 (collateralized by U.S. Government
  sponsored obligations valued at $306,000,622;
  2.75%-6.25%, 03/15/08-06/01/37) 3.10%, 03/03/08     195,102,960       195,052,571
-----------------------------------------------------------------------------------
Fortis Bank N.V./S.A., Joint agreement dated
  02/29/08, aggregate maturing value $800,215,000
  (collateralized by Corporate obligations valued
  at $840,000,001; 0%-6.00%, 02/25/34-06/03/52)
  3.23%, 03/03/08(c)                                  553,148,619       553,000,000
-----------------------------------------------------------------------------------
Goldman, Sachs & Co., Open joint agreement with no
  specified maturity date, (collateralized by
  Corporate obligations valued at $315,000,000;
  0%-3.49%, 09/15/32-02/15/51) 3.20%,(m)                       --       150,000,000
-----------------------------------------------------------------------------------

11          SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO



                                                      REPURCHASE
                                                        AMOUNT           VALUE
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Greenwich Capital Markets, Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $1,000,263,333 (collateralized by U.S.
  Government sponsored obligations valued at
  $1,020,000,815; 4.50%-8.00%, 04/01/22-11/01/47)
  3.16%, 03/03/08                                    $768,328,381      $768,127,108
-----------------------------------------------------------------------------------
JPMorgan Securities Inc., Joint agreement dated
  02/29/08, aggregate maturing value $650,097,500
  (collateralized by U.S. Government obligations
  valued at $663,007,984; 3.25%-5.00%, 12/31/09-
  02/15/12) 1.80%, 03/03/08                           150,022,500       150,000,000
-----------------------------------------------------------------------------------
Wachovia Capital Markets, LLC, Joint agreement
  dated 02/29/08, aggregate maturing value
  $500,134,583 (collateralized by Corporate
  obligations valued at $525,000,001; 0%-3.67%,
  06/15/19-02/15/51) 3.23%, 03/03/08                  195,052,488       195,000,000
===================================================================================
     Total Repurchase Agreements (Cost
       $4,415,174,767)                                                4,415,174,767
===================================================================================
TOTAL INVESTMENTS(n)(o)-101.37% (Cost
  $25,533,697,294)                                                   25,533,697,294
===================================================================================
OTHER ASSETS LESS LIABILITIES-(1.37)%                                  (345,023,520)
===================================================================================
NET ASSETS-100.00%                                                  $25,188,673,774
___________________________________________________________________________________
===================================================================================



Investment Abbreviations:

CEP     - Credit Enhancement Provider
COP     - Certificates of Participation
GO      - General Obligation Bonds
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
MTN     - Medium-Term Notes
PARTs   - Pooled Adjustable Rate Taxable Notes(SM)
PCR     - Pollution Control Revenue Bonds
RACERS  - Restructured Asset Certificates with Enhanced Return(SM)
RB      - Revenue Bonds
Sr.     - Senior
TAN     - Tax Anticipation Notes
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2008 was $10,855,783,670, which represented 43.10% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 7.6%; United Kingdom: 7.2%; France: 7.0%; other countries less than 5%: 10.1%.
(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2008.
(e) Demand security payable upon demand by the Fund with usually no more than seven calendar days' notice.
(f) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(h) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending on the timing of the demand.
(i) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at February 29, 2008 was $1,430,689,816, which represented 5.68% of the Fund's Net Assets.
(j) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(k) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(l)   Principal amount equals value at period end. See Note 1J.
(m) Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(n)   Also represents cost for federal income tax purposes.
(o) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.


12          SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS

February 29, 2008
(Unaudited)





                                                               PRINCIPAL
                                                                 AMOUNT
                                                    MATURITY     (000)          VALUE
-----------------------------------------------------------------------------------------

COMMERCIAL PAPER-69.73%(A)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/LEASES-0.36%

Fountain Square Commercial Funding Corp. 3.40%(b)   03/27/08    $ 30,000   $   29,926,333
=========================================================================================


ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-3.49%

Old Line Funding, LLC
  3.13%(b)                                          04/02/08      53,426       53,277,357
-----------------------------------------------------------------------------------------
  3.40%(b)                                          03/11/08      50,000       49,952,778
-----------------------------------------------------------------------------------------
Thunder Bay Funding, LLC
  3.12%(b)                                          04/08/08      75,000       74,753,000
-----------------------------------------------------------------------------------------
  3.30%(b)                                          03/12/08      60,491       60,430,005
-----------------------------------------------------------------------------------------
  3.40%(b)                                          03/11/08      54,151       54,099,857
=========================================================================================
                                                                              292,512,997
=========================================================================================


ASSET-BACKED SECURITIES-FULLY BACKED-2.68%

Curzon Funding Ltd./LLC (CEP-American
  International Group Inc.)
  3.25%(b)                                          03/19/08      50,000       49,918,750
-----------------------------------------------------------------------------------------
  3.32%(b)                                          04/01/08      75,000       74,785,583
-----------------------------------------------------------------------------------------
  3.40%(b)                                          03/28/08     100,000       99,745,000
=========================================================================================
                                                                              224,449,333
=========================================================================================


ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-3.96%

Concord Minutemen Capital Co., LLC-Series A
  (Multi CEP's-Liberty Hampshire Co., LLC; agent)
  3.30%(b)                                          03/12/08      20,000       19,979,833
-----------------------------------------------------------------------------------------
  3.35%(b)                                          04/18/08      26,392       26,274,116
-----------------------------------------------------------------------------------------
  3.50%(b)                                          03/20/08     100,000       99,815,278
-----------------------------------------------------------------------------------------
Crown Point Capital Co., LLC-Series A
  (Multi CEP's-Liberty Hampshire Co. LLC; agent)
  3.30%(b)                                          03/19/08      10,000        9,983,500
-----------------------------------------------------------------------------------------
  3.40%(b)                                          04/15/08      10,000        9,957,500
-----------------------------------------------------------------------------------------
  3.50%(b)                                          03/19/08      50,000       49,912,500
-----------------------------------------------------------------------------------------
Long Lane Master Trust IV-Series A, (CEP-Bank of
  America N.A.) 3.15%(b)                            03/10/08      21,600       21,582,990
-----------------------------------------------------------------------------------------
Variable Funding Capital Co., LLC (CEP-Wachovia
  Bank N.A.)
  3.13%(b)                                          04/01/08      20,000       19,946,094
-----------------------------------------------------------------------------------------
  3.20%(b)                                          03/19/08      75,000       74,880,000
=========================================================================================
                                                                              332,331,811
=========================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-23.78%

Amsterdam Funding Corp.
  3.95%(b)                                          03/13/08      50,000       49,934,167
-----------------------------------------------------------------------------------------
  4.40%(b)                                          03/06/08      81,700       81,650,072
-----------------------------------------------------------------------------------------
  4.45%(b)                                          03/07/08      34,000       33,974,783
-----------------------------------------------------------------------------------------
Atlantic Asset Securitization LLC
  3.15%(b)                                          03/24/08      75,000       74,849,062
-----------------------------------------------------------------------------------------
  3.22%(b)                                          04/28/08      75,000       74,610,917
-----------------------------------------------------------------------------------------
  3.32%(b)                                          03/25/08      34,855       34,777,854
-----------------------------------------------------------------------------------------
  3.90%(b)                                          03/17/08     100,000       99,826,667
-----------------------------------------------------------------------------------------
  3.92%(b)                                          03/14/08      96,050       95,914,036
-----------------------------------------------------------------------------------------
Barton Capital LLC
  4.00%(b)                                          03/06/08      50,000       49,972,222
-----------------------------------------------------------------------------------------
  4.15%(b)                                          03/05/08      50,000       49,976,944
-----------------------------------------------------------------------------------------
Clipper Receivables Co., LLC
  3.20%(b)                                          03/03/08     100,000       99,982,222
-----------------------------------------------------------------------------------------
  3.35%(b)(c)                                       03/03/08     100,000       99,981,389
-----------------------------------------------------------------------------------------
CRC Funding, LLC
  4.20%(b)                                          03/11/08      50,000       49,941,667
-----------------------------------------------------------------------------------------
  4.32%(b)                                          03/04/08      75,000       74,973,000
-----------------------------------------------------------------------------------------
  4.45%(b)                                          03/03/08     100,000       99,975,278
-----------------------------------------------------------------------------------------
Fairway Finance Co., LLC
  3.20%(b)                                          03/14/08      75,000       74,913,333
-----------------------------------------------------------------------------------------
  3.25%(b)                                          04/25/08      30,000       29,851,042
-----------------------------------------------------------------------------------------
  3.34%(b)                                          03/14/08      54,000       53,934,870
-----------------------------------------------------------------------------------------
  3.40%(b)                                          03/13/08     100,000       99,886,667
-----------------------------------------------------------------------------------------
  3.95%(b)                                          03/07/08      50,000       49,967,083
-----------------------------------------------------------------------------------------
Gemini Securitization Corp. LLC
  3.12%(b)                                          04/07/08      50,000       49,839,667
-----------------------------------------------------------------------------------------
  3.15%(b)                                          03/04/08      50,143       50,129,837
-----------------------------------------------------------------------------------------
  3.17%(b)                                          03/20/08      75,000       74,874,521
-----------------------------------------------------------------------------------------
  3.30%(b)                                          03/10/08      95,000       94,921,625
-----------------------------------------------------------------------------------------
Sheffield Receivables Corp.
  3.12%(b)                                          03/25/08      50,000       49,896,167
-----------------------------------------------------------------------------------------
  3.14%(b)                                          04/07/08      51,500       51,333,798
-----------------------------------------------------------------------------------------
  3.15%(b)                                          04/07/08      75,000       74,757,188
-----------------------------------------------------------------------------------------
  3.38%(b)                                          03/03/08      50,000       49,990,611
-----------------------------------------------------------------------------------------
Windmill Funding Corp.
  4.40%(b)                                          03/06/08      43,750       43,723,264
-----------------------------------------------------------------------------------------
  4.45%(b)                                          03/07/08      75,000       74,944,375
=========================================================================================
                                                                            1,993,304,328
=========================================================================================



13          SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                               PRINCIPAL
                                                                 AMOUNT
                                                    MATURITY     (000)          VALUE
-----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-TRADE RECEIVABLES-2.23%

CAFCO, LLC
  3.60%(b)                                          03/18/08    $ 50,000   $   49,915,000
-----------------------------------------------------------------------------------------
  3.92%(b)                                          03/18/08      36,915       36,846,666
-----------------------------------------------------------------------------------------
  3.94%(b)                                          03/12/08     100,000       99,879,611
=========================================================================================
                                                                              186,641,277
=========================================================================================


CONSUMER FINANCE-9.06%

American Express Credit Corp.
  2.98%                                             04/18/08      75,000       74,702,000
-----------------------------------------------------------------------------------------
  3.14%                                             03/13/08      25,000       24,973,833
-----------------------------------------------------------------------------------------
  4.32%                                             03/05/08     100,000       99,952,000
-----------------------------------------------------------------------------------------
American Honda Finance Corp.
  3.00%                                             03/10/08     102,000      101,923,500
-----------------------------------------------------------------------------------------
  3.50%                                             03/12/08      24,000       23,974,333
-----------------------------------------------------------------------------------------
  3.80%                                             03/12/08       5,000        4,994,194
-----------------------------------------------------------------------------------------
  3.80%                                             03/14/08      40,000       39,945,111
-----------------------------------------------------------------------------------------
Toyota Motor Credit Corp.
  2.86%                                             04/21/08      50,000       49,797,417
-----------------------------------------------------------------------------------------
  2.88%                                             04/25/08      75,000       74,670,000
-----------------------------------------------------------------------------------------
  2.90%                                             04/10/08     100,000       99,677,778
-----------------------------------------------------------------------------------------
  2.99%                                             03/28/08      50,000       49,887,875
-----------------------------------------------------------------------------------------
  3.02%                                             03/26/08      75,000       74,842,708
-----------------------------------------------------------------------------------------
  3.83%                                             03/13/08      40,000       39,948,933
=========================================================================================
                                                                              759,289,682
=========================================================================================


DIVERSIFIED BANKS-17.07%

Bank of America Corp.
  2.95%                                             04/16/08     100,000       99,623,056
-----------------------------------------------------------------------------------------
  2.95%                                             04/22/08     100,000       99,573,889
-----------------------------------------------------------------------------------------
  2.96%                                             04/21/08     100,000       99,580,667
-----------------------------------------------------------------------------------------
  2.99%                                             04/04/08      80,000       79,774,467
-----------------------------------------------------------------------------------------
Citigroup Funding Inc.
  3.02%                                             03/27/08      75,000       74,836,417
-----------------------------------------------------------------------------------------
  3.10%                                             04/10/08      80,000       79,724,444
-----------------------------------------------------------------------------------------
  3.10%                                             04/11/08      85,000       84,699,903
-----------------------------------------------------------------------------------------
  3.10%                                             04/14/08     100,000       99,621,111
-----------------------------------------------------------------------------------------
  3.10%                                             04/18/08      75,000       74,690,000
-----------------------------------------------------------------------------------------
JP Morgan Chase & Co.
  2.93%                                             04/11/08      90,000       89,699,675
-----------------------------------------------------------------------------------------
  2.96%                                             04/11/08      75,000       74,747,167
-----------------------------------------------------------------------------------------
  3.06%                                             03/06/08      50,000       49,978,750
-----------------------------------------------------------------------------------------
  3.10%                                             03/28/08     100,000       99,767,500
-----------------------------------------------------------------------------------------
  3.12%                                             03/25/08     100,000       99,792,000
-----------------------------------------------------------------------------------------
State Street Corp.
  2.92%                                             04/09/08      50,000       49,841,833
-----------------------------------------------------------------------------------------
  3.04%                                             03/04/08      75,000       74,981,000
-----------------------------------------------------------------------------------------
Wells Fargo & Co.
  3.17%                                             03/18/08     100,000       99,850,306
=========================================================================================
                                                                            1,430,782,185
=========================================================================================


DIVERSIFIED CAPITAL MARKETS-1.19%

Merrill Lynch & Co. Inc. 3.15%                      03/24/08     100,000       99,798,750
=========================================================================================


INDUSTRIAL CONGLOMERATES-1.67%

General Electric Co.
  3.00%                                             03/27/08     100,000       99,783,333
-----------------------------------------------------------------------------------------
  3.85%                                             03/14/08      40,000       39,944,389
=========================================================================================
                                                                              139,727,722
=========================================================================================


MULTI-LINE INSURANCE-2.76%

AIG Funding, Inc. 2.86%                             04/17/08      25,000       24,906,653
-----------------------------------------------------------------------------------------
Hartford Financial Services Group
  2.97%(b)                                          04/09/08      32,170       32,066,493
-----------------------------------------------------------------------------------------
Prudential Funding, LLC
  2.89%                                             04/11/08      75,000       74,753,146
-----------------------------------------------------------------------------------------
  3.00%                                             03/26/08     100,000       99,791,667
=========================================================================================
                                                                              231,517,959
=========================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-1.48%

General Electric Capital Services Inc.
  2.89%                                             04/18/08      75,000       74,711,000
-----------------------------------------------------------------------------------------
  2.91%                                             04/21/08      50,000       49,793,875
=========================================================================================
                                                                              124,504,875
=========================================================================================
     Total Commercial Paper (Cost $5,844,787,252)                           5,844,787,252
=========================================================================================



MASTER NOTE AGREEMENTS-9.28%(d)

Goldman Sachs Credit Partners L.P. (Acquired
  02/26/08; Cost: $300,000,000)
  3.25%(b)(e)(f)                                    04/25/08     300,000      300,000,000
-----------------------------------------------------------------------------------------
Lehman Brothers Inc.,
  3.28%(b)(c)(f)(g)                                       --     200,000      200,000,000
-----------------------------------------------------------------------------------------
  3.33%(b)(c)(f)(g)                                       --      23,000       23,000,000
-----------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  3.33%(b)(c)(f)(g)                                       --     255,000      255,000,000
=========================================================================================
     Total Master Note Agreements (Cost
       $778,000,000)                                                          778,000,000
=========================================================================================



CERTIFICATES OF DEPOSIT-1.79%

Comerica Bank
  3.14%                                             04/03/08      50,000       50,000,000
-----------------------------------------------------------------------------------------
  3.14%                                             04/04/08     100,000      100,000,000
=========================================================================================
     Total Certificates of Deposit (Cost
       $150,000,000)                                                          150,000,000
=========================================================================================



14          SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                               PRINCIPAL
                                                                 AMOUNT
                                                    MATURITY     (000)          VALUE
-----------------------------------------------------------------------------------------

BANK NOTES-0.89%

DIVERSIFIED BANKS-0.89%

Wells Fargo Bank, N.A. 3.05% (Cost $75,000,000)     03/17/08    $ 75,000   $   75,000,000
=========================================================================================



U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-0.50%

FEDERAL HOME LOAN BANK (FHLB)-0.50%

Unsec. Disc. Notes, 2.00%(a)(c)
(Cost $41,495,389)                                  03/03/08      41,500       41,495,389
=========================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-82.19% (Cost $6,889,282,641)                                  6,889,282,641
_________________________________________________________________________________________
=========================================================================================






                                                      REPURCHASE
                                                        AMOUNT

REPURCHASE AGREEMENTS-18.06%(H)

Barclays Capital Inc., Joint agreement dated
  02/29/08, aggregate maturing value
  $1,000,265,000 (collateralized by U.S.
  Government sponsored obligations valued at
  $1,020,000,000; 4.50%-7.50%, 11/01/18-11/01/47)
  3.18%, 03/03/08                                     250,066,250      250,000,000
----------------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $1,000,265,000 (collateralized by U.S.
  Government sponsored obligations valued at
  $1,020,000,000; 4.50%-7.00%, 08/01/18-01/01/38)
  3.18%, 03/03/08                                     813,696,046      813,479,474
----------------------------------------------------------------------------------
RBC Capital Markets Corp., Joint agreement dated
  02/29/08, maturing value $250,064,792
  (collateralized by U.S. Government sponsored
  obligations valued at $255,001,027; 3.50%-5.80%,
  02/12/10-01/14/15) 3.18%, 03/03/08                  400,106,000      400,000,000
----------------------------------------------------------------------------------
Societe Generale S.A., Joint agreement dated
  02/29/08, aggregate maturing value $150,038,875
  (collateralized by U.S. Government obligations
  valued at $153,002,461; 0%-4.80%, 05/02/08-
  10/15/23) 3.18%, 03/03/08                            50,013,250       50,000,000
==================================================================================
     Total Repurchase Agreements (Cost
       $1,513,479,474)                                               1,513,479,474
==================================================================================
TOTAL INVESTMENTS-100.25% (Cost
  $8,402,762,115)(i)(j)                                              8,402,762,115
==================================================================================
OTHER ASSETS LESS LIABILITIES-(0.25)%                                  (21,236,097)
==================================================================================
NET ASSETS-100.00%                                                  $8,381,526,018
__________________________________________________________________________________
==================================================================================



Investment Abbreviations:

CEP     - Credit Enhancement Provider
Disc.   - Discounted
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2008 was $3,869,232,572, which represented 46.16% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending on the timing of the demand.
(e) Security considered to be illiquid. The Fund is limited to investing 10 % of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at February 29, 2008 represented 3.58% of the Fund's Net Assets.
(f) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2008.
(g) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(h)   Principal amount equals value at period end. See Note 1J.
(i)   Also represents cost for federal income tax purposes.
(j) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.


15          SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO
SCHEDULE OF INVESTMENTS

February 29, 2008
(Unaudited)




                                                                 PRINCIPAL
                                                                   AMOUNT
                                                     MATURITY      (000)           VALUE
--------------------------------------------------------------------------------------------

U.S. TREASURY SECURITIES-29.96%

U.S. TREASURY BILLS-29.04%(A)

  4.08%                                              03/06/08     $100,000    $   99,943,333
--------------------------------------------------------------------------------------------
  4.24%                                              03/06/08      100,000        99,941,042
--------------------------------------------------------------------------------------------
  4.09%                                              03/13/08      100,000        99,863,633
--------------------------------------------------------------------------------------------
  4.07%                                              03/20/08      125,000       124,731,427
--------------------------------------------------------------------------------------------
  4.15%                                              03/20/08      125,000       124,726,215
--------------------------------------------------------------------------------------------
  3.00%                                              03/27/08      150,000       149,675,000
--------------------------------------------------------------------------------------------
  3.13%                                              03/27/08      150,000       149,661,458
--------------------------------------------------------------------------------------------
  4.01%                                              04/03/08      100,000        99,632,417
--------------------------------------------------------------------------------------------
  4.14%                                              04/17/08      100,000        99,460,022
--------------------------------------------------------------------------------------------
  4.19%                                              04/17/08      100,000        99,452,972
--------------------------------------------------------------------------------------------
  2.92%                                              04/24/08      100,000        99,562,750
--------------------------------------------------------------------------------------------
  2.18%                                              05/08/08      250,000       248,969,611
--------------------------------------------------------------------------------------------
  2.25%                                              05/15/08      100,000        99,532,083
--------------------------------------------------------------------------------------------
  3.14%                                              05/15/08      100,000        99,345,833
--------------------------------------------------------------------------------------------
  2.24%                                              05/22/08      150,000       149,236,375
--------------------------------------------------------------------------------------------
  2.16%                                              06/05/08      100,000        99,425,333
--------------------------------------------------------------------------------------------
  3.20%                                              06/12/08      200,000       198,171,750
--------------------------------------------------------------------------------------------
  3.18%                                              06/19/08      100,000        99,026,806
--------------------------------------------------------------------------------------------
  3.28%                                              06/19/08      150,000       148,496,667
--------------------------------------------------------------------------------------------
  3.18%                                              06/26/08      100,000        98,966,337
--------------------------------------------------------------------------------------------
  3.33%                                              06/26/08      150,000       148,379,063
--------------------------------------------------------------------------------------------
  2.42%                                              07/03/08      100,000        99,168,167
--------------------------------------------------------------------------------------------
  2.27%                                              07/10/08      100,000        99,175,792
--------------------------------------------------------------------------------------------
  2.34%                                              07/10/08      100,000        99,150,319
--------------------------------------------------------------------------------------------
  2.44%                                              07/17/08      150,000       148,597,000
--------------------------------------------------------------------------------------------
  2.25%                                              07/24/08      100,000        99,093,347
--------------------------------------------------------------------------------------------
  2.07%                                              07/31/08      150,000       148,688,367
--------------------------------------------------------------------------------------------
  2.40%                                              07/31/08      150,000       148,483,167
--------------------------------------------------------------------------------------------
  2.08%                                              08/07/08      150,000       148,622,000
--------------------------------------------------------------------------------------------
  2.11%                                              08/14/08      150,000       148,544,042
--------------------------------------------------------------------------------------------
  2.11%                                              08/21/08      175,000       173,229,754
============================================================================================
                                                                               3,948,952,082
============================================================================================


U.S. TREASURY NOTES-0.92%

  2.63%                                              05/15/08      125,000       124,545,785
============================================================================================
     Total U.S. Treasury Securities (Cost
       $4,073,497,867)                                                         4,073,497,867
============================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-29.96% (Cost $4,073,497,867)                                     4,073,497,867
____________________________________________________________________________________________
============================================================================================





                                                       REPURCHASE
                                                         AMOUNT            VALUE
-------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-70.24%(b)

ABN AMRO Bank N.V., Agreement dated 02/29/08,
  maturing value $250,037,500 (collateralized by
  U.S. Government obligations valued at
  $255,000,392; 2.75%-5.50%, 02/28/13-08/15/28)
  1.80%, 03/03/08                                    $  250,037,500   $   250,000,000
-------------------------------------------------------------------------------------
Banc of America Securities LLC, Joint agreement
  dated 02/29/08, aggregate maturing value
  $150,020,625 (collateralized by U.S. Government
  obligations valued at $153,000,901; 2.00%-6.25%,
  02/28/10-08/15/23) 1.65%, 03/03/08                        507,439           507,369
-------------------------------------------------------------------------------------
Banc of America Securities LLC, Joint agreement
  dated 02/29/08, aggregate maturing value
  $650,089,375 (collateralized by U.S. Government
  obligations valued at $663,000,146; 2.00%-5.13%,
  07/31/09-06/30/11) 1.65%, 03/03/08                    650,089,375       650,000,000
-------------------------------------------------------------------------------------
Barclays Capital Inc., Agreement dated 02/29/08,
  maturing value $1,000,150,000 (collateralized by
  U.S. Government obligations valued at
  $1,020,000,063; 2.63%-6.00%; 05/15/08-07/15/12)
  1.80%, 03/03/08                                     1,000,150,000     1,000,000,000
-------------------------------------------------------------------------------------
BNP Paribas Securities Corp., Agreement dated
  02/29/08, maturing value $700,105,000
  (collateralized by U.S. Government obligations
  valued at $714,000,343; 2.00%-2.50%, 01/15/14-
  07/15/16) 1.80%, 03/03/08                             700,105,000       700,000,000
-------------------------------------------------------------------------------------
CIBC World Markets, Inc., Agreement dated
  02/29/08, maturing value $100,015,000
  (collateralized by U.S. Government obligations
  valued at $102,001,384; 3.13%-6.00%, 09/15/08-
  05/15/37) 1.80%, 03/03/08                             100,015,000       100,000,000
-------------------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $650,000,984 (collateralized by U.S. Government
  obligations valued at $663,001,003; 2.38%-5.13%;
  05/31/08-01/15/25) 1.75%, 03/03/08                    500,072,917       500,000,000
-------------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Agreement
  dated 02/29/08, maturing value $500,075,000
  (collateralized by U.S. Government obligations
  valued at $510,002,048; 7.50%-8.00%, 11/15/21-
  11/15/24) 1.80%, 03/03/08                             500,075,000       500,000,000
-------------------------------------------------------------------------------------
Deutsche Bank Securities Inc., Agreement dated
  02/29/08, maturing value $1,700,255,000
  (collateralized by U.S. Government obligations
  valued at $1,734,000,924; 0%-8.50%, 06/26/08-
  08/15/28) 1.80%, 03/03/08                           1,700,255,000     1,700,000,000
-------------------------------------------------------------------------------------

16          SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO



                                                       REPURCHASE
                                                         AMOUNT            VALUE
-------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Fortis Securities LLC, Agreement dated 02/29/08,
  maturing value $1,000,150,000 (collateralized by
  U.S. Government obligations valued at
  $1,020,000,801; 2.00%- 8.88%, 04/15/12-02/15/38)
  1.80%, 03/03/08                                    $1,000,150,000    $1,000,000,000
-------------------------------------------------------------------------------------
Greenwich Capital Markets, Inc., Agreement dated
  02/29/08, maturing value $500,077,083
  (collateralized by U.S. Government obligations
  valued at $510,004,220; 1.63%-4.25%, 01/15/09-
  04/15/32) 1.85%, 03/03/08                             500,077,083       500,000,000
-------------------------------------------------------------------------------------
Harris Nesbitt Corp., Agreement dated 02/29/08,
  maturing value $200,030,000 (collateralized by
  U.S. Government obligations valued at
  $204,000,411; 5.50%-7.13%, 02/15/23-08/15/28)
  1.80%, 03/03/08                                       200,030,000       200,000,000
-------------------------------------------------------------------------------------
JPMorgan Securities Inc., Joint agreement dated
  02/29/08, aggregate maturing value $650,097,500
  (collateralized by U.S. Government obligations
  valued at $663,007,984; 3.25%-5.00%, 12/31/09-
  02/15/12) 1.80%, 03/03/08                             500,075,000       500,000,000
-------------------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.,
  Agreement dated 02/29/08, maturing value
  $500,072,917 (collateralized by U.S. Government
  obligations valued at $510,000,285; 4.25%-5.63%,
  05/15/08-08/15/14) 1.75%, 03/03/08                    500,072,917       500,000,000
-------------------------------------------------------------------------------------
Morgan Stanley, Agreement dated 02/29/08, maturing
  value $250,037,500 (collateralized by a U.S.
  Government obligation valued at $255,495,417;
  1.63%, 01/15/18) 1.80%, 03/03/08                      250,037,500       250,000,000
-------------------------------------------------------------------------------------
Societe Generale S.A., Agreement dated 02/29/08,
  maturing value $200,035,833 (collateralized by
  U.S. Government obligations valued at
  $204,000,458; 0%-3.13%, 08/28/08-11/30/09)
  2.15%, 03/03/08                                       200,035,833       200,000,000
-------------------------------------------------------------------------------------
Societe Generale S.A., Agreement dated 02/29/08,
  maturing value $500,075,000 (collateralized by
  U.S. Government obligations valued at
  $510,000,493; 3.63%-7.63%, 02/15/25-04/15/28)
  1.80%, 03/03/08                                       500,075,000       500,000,000
-------------------------------------------------------------------------------------
UBS Securities LLC, Agreement dated 02/29/08,
  maturing value $500,075,000 (collateralized by
  U.S. Government obligations valued at
  $510,001,115; 0.00%, 11/15/19-08/15/34) 1.80%,
  03/03/08                                              500,075,000       500,000,000
=====================================================================================
     Total Repurchase Agreements (Cost
       $9,550,507,369)                                                  9,550,507,369
=====================================================================================
TOTAL INVESTMENTS-100.20% (Cost
  $13,624,005,236)(c)                                                  13,624,005,236
=====================================================================================
OTHER ASSETS LESS LIABILITIES-(0.20)%                                     (26,606,821)
=====================================================================================
NET ASSETS-100.00%                                                    $13,597,398,415
_____________________________________________________________________________________
=====================================================================================



Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)   Principal amount equals value at period end. See Note 1J.
(c)   Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.


17          SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO
SCHEDULE OF INVESTMENTS

February 29, 2008
(Unaudited)




                                                              PRINCIPAL
                                                                AMOUNT
                                                    MATURITY    (000)          VALUE
----------------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-51.52%

FEDERAL FARM CREDIT BANK (FFCB)-4.49%

Floating Rate Bonds(a)
  3.00%                                             05/02/08   $ 30,000   $   29,998,993
----------------------------------------------------------------------------------------
  3.07%                                             01/14/09    100,000       99,991,398
----------------------------------------------------------------------------------------
  3.04%                                             03/17/09     75,000       75,000,000
========================================================================================
                                                                             204,990,391
========================================================================================


FEDERAL HOME LOAN BANK (FHLB)-32.62%

Unsec. Bonds
  2.82%                                             06/30/08     29,500       29,500,000
----------------------------------------------------------------------------------------
  2.85%                                             07/01/08     30,000       30,000,000
----------------------------------------------------------------------------------------
  4.57%                                             11/28/08     75,000       75,000,000
----------------------------------------------------------------------------------------
  2.90%                                             02/27/09     60,000       60,000,000
----------------------------------------------------------------------------------------
  2.85%                                             03/04/09    100,000      100,000,000
----------------------------------------------------------------------------------------
Unsec. Disc. Notes(b)
  2.70%                                             05/14/08     70,000       69,611,500
----------------------------------------------------------------------------------------
  4.16%                                             05/14/08     46,433       46,035,469
----------------------------------------------------------------------------------------
  2.71%                                             05/23/08     50,000       49,687,597
----------------------------------------------------------------------------------------
  4.16%                                             05/28/08     20,500       20,291,789
----------------------------------------------------------------------------------------
  4.14%                                             06/18/08     38,000       37,523,670
----------------------------------------------------------------------------------------
  2.57%                                             07/30/08    105,000      103,868,129
----------------------------------------------------------------------------------------
Unsec. Floating Rate Bonds(a)
  3.26%                                             12/12/08     25,000       25,000,000
----------------------------------------------------------------------------------------
  3.11%                                             02/13/09     75,000       75,000,000
----------------------------------------------------------------------------------------
  3.02%                                             02/17/09     95,000       95,000,000
----------------------------------------------------------------------------------------
  2.87%                                             02/27/09     75,000       75,031,894
----------------------------------------------------------------------------------------
  4.69%                                             03/26/09    100,000      100,000,000
----------------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds(a)
  2.94%                                             08/15/08     80,000       80,023,319
----------------------------------------------------------------------------------------
  2.93%                                             08/21/08    100,000      100,039,199
----------------------------------------------------------------------------------------
  4.84%                                             09/17/08     50,000       49,987,900
----------------------------------------------------------------------------------------
  3.24%                                             02/19/09     75,000       75,000,000
----------------------------------------------------------------------------------------
  2.88%                                             05/27/09    132,000      132,056,455
----------------------------------------------------------------------------------------
Unsec. Global Bonds
  3.00%                                             03/04/09     60,000       60,000,000
========================================================================================
                                                                           1,488,656,921
========================================================================================


FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-6.18%

Series M006, Class A, Taxable
  Multi-Family VRD Ctfs.
  3.12%(c)                                          10/15/45     20,977       20,977,125
----------------------------------------------------------------------------------------
Sr. Unsec. Disc. Notes(b)
  4.18%                                             04/25/08     50,000       49,680,694
----------------------------------------------------------------------------------------
  4.03%                                             05/23/08     43,051       42,650,996
----------------------------------------------------------------------------------------
Sr. Unsec. Floating Rate Medium Term Notes
  2.97%(a)                                          03/26/08     18,000       17,999,747
----------------------------------------------------------------------------------------
Sr. Unsec. Medium Term Notes
  4.16%                                             01/09/09     54,000       54,000,000
----------------------------------------------------------------------------------------
  2.80%                                             02/12/09     97,000       97,000,000
========================================================================================
                                                                             282,308,562
========================================================================================


FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-8.23%

Sr. Unsec. Disc. Notes(b)
  4.19%                                             03/05/08     50,000       49,976,722
----------------------------------------------------------------------------------------
  4.24%                                             03/12/08     50,000       49,935,299
----------------------------------------------------------------------------------------
  4.16%                                             03/20/08     50,000       49,890,222
----------------------------------------------------------------------------------------
  4.21%                                             04/07/08     50,000       49,783,653
----------------------------------------------------------------------------------------
  4.99%                                             04/25/08     30,000       29,771,521
----------------------------------------------------------------------------------------
  5.00%                                             05/12/08     30,000       29,700,000
----------------------------------------------------------------------------------------
  5.01%                                             05/12/08     20,000       19,799,600
----------------------------------------------------------------------------------------
  4.01%                                             06/04/08     73,000       72,227,518
----------------------------------------------------------------------------------------
  5.01%                                             06/06/08     25,000       24,662,521
========================================================================================
                                                                             375,747,056
========================================================================================
     Total U.S. Government Sponsored Agency
       Securities (Cost $2,351,702,930)                                    2,351,702,930
========================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-51.52% (Cost $2,351,702,930)                                 2,351,702,930
________________________________________________________________________________________
========================================================================================





                                                      REPURCHASE
                                                        AMOUNT

REPURCHASE AGREEMENTS-52.14%(D)

ABN AMRO Bank N.V., Joint agreement dated
  02/29/08, aggregate maturing value $250,064,167
  (collateralized by U.S. Government sponsored
  obligations valued at $255,003,204; 0%-6.63%,
  04/04/08-05/12/20) 3.08%, 03/03/08                  230,059,033      230,000,000
----------------------------------------------------------------------------------
Banc of America Securities LLC, Joint agreement
  dated 02/29/08, aggregate maturing value
  $250,063,750 (collateralized by U.S. Government
  sponsored obligations valued at $255,000,681;
  0%-5.25%, 05/27/08-01/16/09) 3.06%, 03/03/08        230,058,650      230,000,000
----------------------------------------------------------------------------------

18          SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                      REPURCHASE
                                                        AMOUNT           VALUE
----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Barclays Capital Inc., Joint agreement dated
  02/29/08, aggregate maturing value $303,571,795
  (collateralized by U.S. Government sponsored
  obligations valued at $309,563,501; 3.75%-5.13%,
  05/07/10-05/27/15) 3.11%, 03/03/08                 $195,050,538     $195,000,000
----------------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 02/29/08, aggregate maturing value
  $250,064,583 (collateralized by U.S. Government
  sponsored obligations valued at $255,000,277;
  3.75%-5.25%, 09/02/08-12/15/16) 3.10%, 03/03/08     230,059,417      230,000,000
----------------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $250,064,583 (collateralized by U.S. Government
  sponsored obligations valued at $255,000,662;
  4.57%-6.63%, 04/18/08-11/15/30) 3.10%, 03/03/08     230,059,417      230,000,000
----------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
  agreement dated 02/29/08, aggregate maturing
  value $250,064,792 (collateralized by a U.S.
  Government sponsored obligation valued at
  $255,001,692; 0%, 08/27/08) 3.11%, 03/03/08         175,045,354      175,000,000
----------------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $300,077,500 (collateralized by U.S. Government
  sponsored obligations valued at $306,000,622;
  2.75%-6.25%, 03/15/08-06/01/37) 3.10%, 03/03/08      74,689,218       74,669,928
----------------------------------------------------------------------------------
Fortis Securities LLC, Joint agreement dated
  02/29/08, aggregate maturing value $275,070,813
  (collateralized by U.S. Government sponsored
  obligations valued at $280,500,187; 0%-5.25%,
  05/05/08-06/05/17) 3.09%, 03/03/08                  255,065,663      255,000,000
----------------------------------------------------------------------------------
RBC Capital Markets Corp., Joint agreement dated
  02/29/08, aggregate maturing value $250,064,792
  (collateralized by U.S. Government sponsored
  obligations valued at $255,001,027; 3.50%-5.80%,
  02/12/10-01/14/15) 3.11%, 03/03/08                  150,038,875      150,000,000
----------------------------------------------------------------------------------
Societe Generale S.A., Joint agreement dated
  02/29/08, aggregate maturing value $150,038,875
  (collateralized by U.S. Government sponsored
  obligations valued at $153,002,461; 0%-4.80%,
  05/02/08-10/15/23) 3.11%, 03/03/08                  130,033,692      130,000,000
----------------------------------------------------------------------------------
Wachovia Bank, N.A., Joint agreement dated
  02/29/08, aggregate maturing value $500,128,750
  (collateralized by U.S. Government sponsored
  obligations valued at $510,000,238; 0%-7.25%,
  07/15/09-03/14/36) 3.09%, 03/03/08                  480,123,600      480,000,000
==================================================================================
     Total Repurchase Agreements (Cost
       $2,379,669,928)                                               2,379,669,928
==================================================================================
TOTAL INVESTMENTS-103.66% (Cost $4,731,372,858)(e)                   4,731,372,858
==================================================================================
OTHER ASSETS LESS LIABILITIES-(3.66)%                                 (167,101,562)
==================================================================================
NET ASSETS-100.00%                                                  $4,564,271,296
__________________________________________________________________________________
==================================================================================



Investment Abbreviations:

Ctfs.   - Certificates
Disc.   - Discounted
Sr.     - Senior
Unsec.  - Unsecured
VRD     - Variable Rate Demand


Notes to Schedule of Investments:
(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2008.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2008.
(d)  Principal amount equals value at period end. See Note 1J.
(e)  Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.


19          SHORT-TERM INVESTMENTS TRUST

GOVERNMENT TAXADVANTAGE PORTFOLIO
SCHEDULE OF INVESTMENTS

February 29, 2008
(Unaudited)




                                                               PRINCIPAL
                                                                 AMOUNT
                                                    MATURITY     (000)         VALUE
---------------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-102.22%

FEDERAL FARM CREDIT BANK (FFCB)-10.07%

Floating Rate Bonds,(a) 3.00%                       05/02/08    $ 20,000   $ 19,999,329
---------------------------------------------------------------------------------------
2.99%                                               10/27/08      35,000     34,999,864
---------------------------------------------------------------------------------------
3.04%                                               03/17/09      40,000     40,000,000
=======================================================================================
                                                                             94,999,193
=======================================================================================


FEDERAL HOME LOAN BANK (FHLB)-92.15%

Unsec. Bonds,
  2.82%                                             06/30/08      20,000     20,000,000
---------------------------------------------------------------------------------------
  4.57%                                             11/28/08      10,000     10,000,000
---------------------------------------------------------------------------------------
  2.90%                                             02/27/09      20,000     20,000,000
---------------------------------------------------------------------------------------
  2.85%                                             03/04/09      10,000     10,000,000
---------------------------------------------------------------------------------------
Unsec. Disc. Notes,(b)
  2.00%(c)                                          03/03/08     258,500    258,471,278
---------------------------------------------------------------------------------------
  2.83%                                             03/05/08       7,562      7,559,622
---------------------------------------------------------------------------------------
  4.61%                                             03/05/08       6,193      6,189,828
---------------------------------------------------------------------------------------
  2.85%                                             03/10/08      50,000     49,964,375
---------------------------------------------------------------------------------------
  2.85%                                             03/19/08     152,663    152,445,455
---------------------------------------------------------------------------------------
  2.89%                                             03/24/08      27,110     27,059,944
---------------------------------------------------------------------------------------
  3.01%                                             03/28/08      20,000     19,954,850
---------------------------------------------------------------------------------------
  2.75%                                             04/09/08      15,000     14,955,313
---------------------------------------------------------------------------------------
  2.68%                                             04/11/08      25,000     24,923,694
---------------------------------------------------------------------------------------
  4.19%                                             04/30/08      16,000     15,888,267
---------------------------------------------------------------------------------------
  2.66%                                             05/09/08      10,000      9,949,017
---------------------------------------------------------------------------------------
  2.70%                                             05/14/08      28,000     27,844,600
---------------------------------------------------------------------------------------
  4.16%                                             05/14/08      15,000     14,871,579
---------------------------------------------------------------------------------------
  2.71%                                             05/23/08      10,000      9,937,519
---------------------------------------------------------------------------------------
  2.57%                                             07/30/08      15,000     14,838,304
---------------------------------------------------------------------------------------
Unsec. Floating Rate Bonds,(a)
  3.11%                                             11/20/08      50,000     50,000,000
---------------------------------------------------------------------------------------
  3.26%                                             12/12/08      20,000     20,000,000
---------------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,(a)
  2.97%                                             03/14/08      15,000     14,999,810
---------------------------------------------------------------------------------------
  2.94%                                             08/15/08      20,000     20,005,830
---------------------------------------------------------------------------------------
  2.93%                                             08/21/08      10,000     10,003,920
---------------------------------------------------------------------------------------
  4.84%                                             09/17/08      10,000      9,997,580
---------------------------------------------------------------------------------------
  3.24%                                             02/19/09      20,000     20,000,000
---------------------------------------------------------------------------------------
Unsec. Global Bonds,
  3.00%                                             03/04/09      10,000     10,000,000
=======================================================================================
                                                                            869,860,785
=======================================================================================
TOTAL INVESTMENTS(d)-102.22% (Cost $964,859,978)                            964,859,978
=======================================================================================
OTHER ASSETS LESS LIABILITIES-(2.22)%                                       (20,925,073)
=======================================================================================
NET ASSETS-100.00%                                                         $943,934,905
_______________________________________________________________________________________
=======================================================================================



Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2008.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d)   Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.


20          SHORT-TERM INVESTMENTS TRUST

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2008
(Unaudited)




                                                                                                     GOVERNMENT &     GOVERNMENT
                                                LIQUID ASSETS      STIC PRIME         TREASURY          AGENCY       TAXADVANTAGE
                                                  PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO       PORTFOLIO
--------------------------------------------   ---------------   --------------   ---------------   --------------   ------------

ASSETS:

Investments, at value                          $21,118,522,527   $6,889,282,641   $ 4,073,497,867   $2,351,702,930   $964,859,978
============================================   ===============   ==============   ===============   ==============   ============
Repurchase agreements, at value                  4,415,174,767    1,513,479,474     9,550,507,369    2,379,669,928             --
============================================   ===============   ==============   ===============   ==============   ============
     Total investments                          25,533,697,294    8,402,762,115    13,624,005,236    4,731,372,858    964,859,978
============================================   ===============   ==============   ===============   ==============   ============
Cash                                                   570,281               --                --               --        135,229
============================================   ===============   ==============   ===============   ==============   ============
Receivables for:
  Investments sold                                   2,155,000               --                --        6,847,277        960,349
============================================   ===============   ==============   ===============   ==============   ============
  Interest                                          67,174,037        1,382,726         1,440,237               --             --
============================================   ===============   ==============   ===============   ==============   ============
  Fund expenses absorbed                                46,094            8,341            33,867           16,934             --
============================================   ===============   ==============   ===============   ==============   ============
Investment for trustee deferred compensation
  and retirement plans                                 561,967          283,174           206,180           78,129         52,166
============================================   ===============   ==============   ===============   ==============   ============
Other assets                                           107,938          193,813           123,854           55,926         47,334
============================================   ===============   ==============   ===============   ==============   ============
     Total assets                               25,604,312,611    8,404,630,169    13,625,809,374    4,738,371,124    966,055,056
============================================   ===============   ==============   ===============   ==============   ============


LIABILITIES:

Payables for:
  Investments purchased                            337,254,491               --                --      160,000,000     20,000,000
============================================   ===============   ==============   ===============   ==============   ============
  Amount due custodian                                      --            9,080                --        1,683,340             --
============================================   ===============   ==============   ===============   ==============   ============
  Dividends                                         74,720,750       21,184,159        26,475,476       11,671,165      1,926,451
============================================   ===============   ==============   ===============   ==============   ============
Trustee deferred compensation and retirement
  plans                                              2,372,096        1,015,790           767,429          289,677         83,588
============================================   ===============   ==============   ===============   ==============   ============
Accrued distribution fees                              621,918          599,543           876,183          303,535         41,276
============================================   ===============   ==============   ===============   ==============   ============
Accrued trustees' and officer's fees and
  benefits                                              54,856           18,560            20,224           10,365          3,300
============================================   ===============   ==============   ===============   ==============   ============
Accrued transfer agent fees                            182,361           58,066            93,135           32,342          5,138
============================================   ===============   ==============   ===============   ==============   ============
Accrued operating expenses                             432,365          218,953           178,512          109,404         60,398
============================================   ===============   ==============   ===============   ==============   ============
     Total liabilities                             415,638,837       23,104,151        28,410,959      174,099,828     22,120,151
============================================   ===============   ==============   ===============   ==============   ============
Net assets applicable to shares outstanding    $25,188,673,774   $8,381,526,018   $13,597,398,415   $4,564,271,296   $943,934,905
============================================   ===============   ==============   ===============   ==============   ============


NET ASSETS CONSIST OF:

Shares of beneficial interest                  $25,186,459,283   $8,380,746,803   $13,595,480,735   $4,564,018,124   $943,919,991
============================================   ===============   ==============   ===============   ==============   ============
Undistributed net investment income                  2,056,836          779,259           320,499          244,231          4,636
============================================   ===============   ==============   ===============   ==============   ============
Undistributed net realized gain (loss)                 157,655              (44)        1,597,181            8,941         10,278
============================================   ===============   ==============   ===============   ==============   ============
                                               $25,188,673,774   $8,381,526,018   $13,597,398,415   $4,564,271,296   $943,934,905
============================================   ===============   ==============   ===============   ==============   ============



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21          SHORT-TERM INVESTMENTS TRUST

February 29, 2008
(Unaudited)


                                                                                                     GOVERNMENT &     GOVERNMENT
                                                LIQUID ASSETS      STIC PRIME         TREASURY          AGENCY       TAXADVANTAGE
                                                  PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO       PORTFOLIO
--------------------------------------------   ---------------   --------------   ---------------   --------------   ------------

NET ASSETS:

Institutional Class                            $19,152,295,803   $4,628,913,679   $ 4,818,424,382   $2,120,246,668   $690,811,599
============================================   ===============   ==============   ===============   ==============   ============
Private Investment Class                       $   985,695,331   $  768,972,214   $ 1,138,269,972   $  543,291,627   $ 39,996,218
============================================   ===============   ==============   ===============   ==============   ============
Personal Investment Class                      $    89,421,350   $  449,376,802   $   358,811,596   $   31,569,890   $ 12,443,030
============================================   ===============   ==============   ===============   ==============   ============
Cash Management Class                          $ 2,822,803,713   $1,621,233,257   $ 4,748,859,733   $  951,502,903   $ 47,478,690
============================================   ===============   ==============   ===============   ==============   ============
Reserve Class                                  $    26,663,356   $  118,084,854   $    71,672,086   $   85,549,634   $ 15,257,107
============================================   ===============   ==============   ===============   ==============   ============
Resource Class                                 $   890,921,115   $  519,633,163   $   514,359,409   $  308,684,033   $101,348,230
============================================   ===============   ==============   ===============   ==============   ============
Corporate Class                                $ 1,220,873,106   $  275,312,049   $ 1,947,001,237   $  523,426,541   $ 36,600,031
============================================   ===============   ==============   ===============   ==============   ============


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class                             19,150,458,390    4,629,426,001     4,817,669,314    2,120,138,245    690,777,544
============================================   ===============   ==============   ===============   ==============   ============
Private Investment Class                           985,658,050      769,086,563     1,138,112,267      543,253,826     40,020,116
============================================   ===============   ==============   ===============   ==============   ============
Personal Investment Class                           89,420,497      449,342,866       358,704,378       31,567,029     12,444,627
============================================   ===============   ==============   ===============   ==============   ============
Cash Management Class                            2,822,587,876    1,621,302,128     4,748,129,302      951,463,226     47,475,666
============================================   ===============   ==============   ===============   ==============   ============
Reserve Class                                       26,665,493      118,098,618        71,644,335       85,548,847     15,256,295
============================================   ===============   ==============   ===============   ==============   ============
Resource Class                                     890,865,835      519,608,201       514,275,226      308,658,163    101,349,138
============================================   ===============   ==============   ===============   ==============   ============
Corporate Class                                  1,220,802,640      275,312,410     1,946,935,469      523,424,020     36,599,991
============================================   ===============   ==============   ===============   ==============   ============
Net asset value, offering and redemption
  price per share for each class               $          1.00   $         1.00   $          1.00   $         1.00   $       1.00
============================================   ===============   ==============   ===============   ==============   ============
Cost of Investments                            $21,118,522,527   $6,889,282,641   $ 4,073,497,867   $2,351,702,930   $964,859,978
============================================   ===============   ==============   ===============   ==============   ============
Cost of Repurchase agreements                  $ 4,415,174,767   $1,513,479,474   $ 9,550,507,369   $2,379,669,928   $         --
============================================   ===============   ==============   ===============   ==============   ============
     Total Investments, at cost                $25,533,697,294   $8,402,762,115   $13,624,005,236   $4,731,372,858   $964,859,978
============================================   ===============   ==============   ===============   ==============   ============






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22          SHORT-TERM INVESTMENTS TRUST

STATEMENT OF OPERATIONS

For the six months ended February 29, 2008
(Unaudited)



                                                                                               GOVERNMENT &     GOVERNMENT
                                              LIQUID ASSETS     STIC PRIME       TREASURY         AGENCY       TAXADVANTAGE
                                                PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
-------------------------------------------   -------------    ------------    ------------    ------------    ------------

INVESTMENT INCOME:
Interest                                       $603,989,697    $172,393,043    $206,994,665     $86,528,830     $15,207,751
===========================================   =============    ============    ============    ============    ============


EXPENSES:

Advisory fees                                    18,752,586       5,488,671       8,002,957       1,935,972         539,182
===========================================   =============    ============    ============    ============    ============
Administrative services fees                        628,658         363,380         413,666         311,686         110,958
===========================================   =============    ============    ============    ============    ============
Custodian fees                                      586,106         150,541         229,217         101,099          17,857
===========================================   =============    ============    ============    ============    ============
Distribution fees:
  Private Investment Class                        2,351,320       1,737,854       2,577,810       1,390,163         106,919
===========================================   =============    ============    ============    ============    ============
  Personal Investment Class                         295,037       1,630,739       1,489,737         142,404          46,580
===========================================   =============    ============    ============    ============    ============
  Cash Management Class                           1,420,430         851,441       2,018,059         475,783          37,794
===========================================   =============    ============    ============    ============    ============
  Reserve Class                                     170,512         198,432         366,285         309,037          70,102
===========================================   =============    ============    ============    ============    ============
  Resource Class                                    920,043         548,253         460,895         286,770          75,965
===========================================   =============    ============    ============    ============    ============
  Corporate Class                                    92,637          45,763         143,824          58,414           1,530
===========================================   =============    ============    ============    ============    ============
Transfer agent fees                               1,125,155         329,320         480,177         174,237          31,744
===========================================   =============    ============    ============    ============    ============
Trustees' and officer's fees and benefits           411,193         131,980         144,705          62,504          18,001
===========================================   =============    ============    ============    ============    ============
Other                                               532,254         365,224         207,725         175,134         108,628
===========================================   =============    ============    ============    ============    ============
     Total expenses                              27,285,931      11,841,598      16,535,057       5,423,203       1,165,260
===========================================   =============    ============    ============    ============    ============
Less: Fees waived                                (8,302,742)     (3,847,109)     (5,027,526)     (1,217,021)       (495,852)
===========================================   =============    ============    ============    ============    ============
     Net expenses                                18,983,189       7,994,489      11,507,531       4,206,182         669,408
===========================================   =============    ============    ============    ============    ============
Net investment income                           585,006,508     164,398,554     195,487,134      82,322,648      14,538,343
===========================================   =============    ============    ============    ============    ============


REALIZED AND UNREALIZED GAIN FROM:

Net realized gain from investment
  securities                                      1,450,826           3,889       1,918,128              --           9,563
===========================================   =============    ============    ============    ============    ============
Net increase in net assets resulting from
  operations                                   $586,457,334    $164,402,443    $197,405,262     $82,322,648     $14,547,906
===========================================   =============    ============    ============    ============    ============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


23          SHORT-TERM INVESTMENTS TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 29, 2008 and the year ended August 31, 2007 (Unaudited)



                                                            LIQUID ASSETS PORTFOLIO                STIC PRIME PORTFOLIO
                                                      ----------------------------------    ---------------------------------
                                                        FEBRUARY 29,        AUGUST 31,       FEBRUARY 29,        AUGUST 31,
                                                            2008               2007              2008               2007
---------------------------------------------------   ----------------------------------    ---------------------------------

OPERATIONS:

  Net investment income                               $   585,006,508    $ 1,140,345,269    $  164,398,554    $   407,173,232
===================================================   ==================================    =================================
  Net realized gain                                         1,450,826            133,500             3,889                 --
===================================================   ==================================    =================================
     Net increase in net assets resulting from
       operations                                         586,457,334      1,140,478,769       164,402,443        407,173,232
===================================================   ==================================    =================================

Distributions to shareholders from net investment income:

  Institutional Class                                    (460,843,800)      (847,648,082)      (81,841,146)      (226,509,468)
===================================================   ==================================    =================================
  Private Investment Class                                (20,675,694)       (49,488,449)      (14,953,547)       (32,952,863)
===================================================   ==================================    =================================
  Personal Investment Class                                (1,625,478)        (3,210,986)       (8,840,590)       (16,145,867)
===================================================   ==================================    =================================
  Cash Management Class                                   (66,227,899)      (155,031,976)      (38,742,947)       (89,354,604)
===================================================   ==================================    =================================
  Reserve Class                                              (663,384)        (1,611,752)         (689,397)        (1,972,728)
===================================================   ==================================    =================================
  Resource Class                                          (20,837,197)       (58,030,918)      (12,208,813)       (23,002,200)
===================================================   ==================================    =================================
  Corporate Class                                         (14,134,650)       (25,322,944)       (7,122,118)       (17,235,487)
===================================================   ==================================    =================================
     Total distributions from net investment income      (585,008,102)    (1,140,345,107)     (164,398,558)      (407,173,217)
===================================================   ==================================    =================================

Distributions to shareholders from net realized gains:

  Institutional Class                                        (197,561)                --                --                 --
===================================================   ==================================    =================================
  Private Investment Class                                    (10,599)                --                --                 --
===================================================   ==================================    =================================
  Personal Investment Class                                      (899)                --                --                 --
===================================================   ==================================    =================================
  Cash Management Class                                       (26,909)                --                --                 --
===================================================   ==================================    =================================
  Reserve Class                                                  (320)                --                --                 --
===================================================   ==================================    =================================
  Resource Class                                               (9,119)                --                --                 --
===================================================   ==================================    =================================
  Corporate Class                                              (5,486)                --                --                 --
===================================================   ==================================    =================================
     Total distributions from net realized gains             (250,893)                --                --                 --
===================================================   ==================================    =================================
     Decrease in net assets resulting from
       distributions                                     (585,258,995)    (1,140,345,107)     (164,398,558)      (407,173,217)
===================================================   ==================================    =================================
Share transactions-net:

  Institutional Class                                   1,070,021,964      3,022,574,348     1,149,645,633     (1,244,349,920)
===================================================   ==================================    =================================
  Private Investment Class                                 99,890,680        (94,922,395)      136,159,362         41,516,502
===================================================   ==================================    =================================
  Personal Investment Class                                 8,013,696         16,970,552        39,436,809        110,746,298
===================================================   ==================================    =================================
  Cash Management Class                                  (575,219,289)       683,993,231      (525,294,235)       767,567,082
===================================================   ==================================    =================================
  Reserve Class                                           (12,582,438)        21,819,891        87,138,328        (24,940,348)
===================================================   ==================================    =================================
  Resource Class                                         (237,642,391)        39,400,419       (50,594,174)       244,901,202
===================================================   ==================================    =================================
  Corporate Class                                         584,621,126        579,576,967      (341,121,732)        90,752,256
===================================================   ==================================    =================================
     Net increase (decrease) in net assets
       resulting from share transactions                  937,103,348      4,269,413,013       495,369,991        (13,806,928)
===================================================   ==================================    =================================
     Net increase (decrease) in net assets                938,301,687      4,269,546,675       495,373,876        (13,806,913)
===================================================   ==================================    =================================


NET ASSETS:

  Beginning of period                                  24,250,372,087     19,980,825,412     7,886,152,142      7,899,959,055
===================================================   ==================================    =================================
  End of period*                                      $25,188,673,774    $24,250,372,087    $8,381,526,018    $ 7,886,152,142
===================================================   ==================================    =================================
  * Includes accumulated undistributed net
     investment income                                $     2,056,836    $     2,058,430    $      779,259    $       779,263
===================================================   ==================================    =================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


24          SHORT-TERM INVESTMENTS TRUST

For the six months ended February 29, 2008 and the year ended August 31, 2007 (Unaudited)


                                                                                                      GOVERNMENT &
                                                               TREASURY PORTFOLIO                   AGENCY PORTFOLIO
                                                       ---------------------------------    --------------------------------
                                                         FEBRUARY 29,       AUGUST 31,       FEBRUARY 29,       AUGUST 31,
                                                             2008              2007              2008              2007
----------------------------------------------------   ---------------------------------    --------------------------------

OPERATIONS:

  Net investment income                                $   195,487,134    $  273,024,418    $   82,322,648    $  146,639,855
====================================================   =================================    ================================
  Net realized gain                                          1,918,128         1,105,292                --            33,729
====================================================   =================================    ================================
     Net increase in net assets resulting from
       operations                                          197,405,262       274,129,710        82,322,648       146,673,584
====================================================   =================================    ================================
Distributions to shareholders from net investment
  income:

  Institutional Class                                      (70,283,739)     (104,584,939)      (34,213,881)      (65,418,169)
====================================================   =================================    ================================
  Private Investment Class                                 (18,463,178)      (42,516,106)      (11,488,013)      (25,343,990)
====================================================   =================================    ================================
  Personal Investment Class                                 (6,641,538)      (15,597,130)         (738,054)       (1,240,627)
====================================================   =================================    ================================
  Cash Management Class                                    (73,763,516)      (84,180,517)      (20,450,934)      (33,676,292)
====================================================   =================================    ================================
  Reserve Class                                             (1,098,187)       (4,039,498)       (1,040,465)       (1,159,978)
====================================================   =================================    ================================
  Resource Class                                            (8,498,503)      (18,042,317)       (6,106,487)      (15,724,904)
====================================================   =================================    ================================
  Corporate Class                                          (16,738,456)       (4,063,919)       (8,284,372)       (4,075,889)
====================================================   =================================    ================================
     Total distributions from net investment income       (195,487,117)     (273,024,426)      (82,322,206)     (146,639,849)
====================================================   =================================    ================================
Distributions to shareholders from net realized
  gains:

  Institutional Class                                         (473,796)               --                --                --
====================================================   =================================    ================================
  Private Investment Class                                    (118,403)               --                --                --
====================================================   =================================    ================================
  Personal Investment Class                                    (50,942)               --                --                --
====================================================   =================================    ================================
  Cash Management Class                                       (448,296)               --                --                --
====================================================   =================================    ================================
  Reserve Class                                                 (8,834)               --                --                --
====================================================   =================================    ================================
  Resource Class                                               (63,609)               --                --                --
====================================================   =================================    ================================
  Corporate Class                                              (97,084)               --                --                --
====================================================   =================================    ================================
     Total distributions from net realized gains            (1,260,964)               --                --                --
====================================================   =================================    ================================
     Decrease in net assets resulting from
       distributions                                      (196,748,081)     (273,024,426)      (82,322,206)     (146,639,849)
====================================================   =================================    ================================
Share transactions-net:

  Institutional Class                                    1,511,927,473     1,204,096,230       791,282,922      (483,324,430)
====================================================   =================================    ================================
  Private Investment Class                                (112,433,141)      278,127,382       (55,749,772)       80,511,634
====================================================   =================================    ================================
  Personal Investment Class                                (55,839,738)       82,207,300         4,971,686       (13,001,827)
====================================================   =================================    ================================
  Cash Management Class                                  1,914,828,701     1,475,831,081       221,188,024        73,952,886
====================================================   =================================    ================================
  Reserve Class                                              1,905,586       (63,953,928)       68,600,463        (4,939,814)
====================================================   =================================    ================================
  Resource Class                                           138,591,582        22,799,067        11,121,827         3,718,054
====================================================   =================================    ================================
  Corporate Class                                        1,498,812,417       446,267,839       205,655,296       289,049,310
====================================================   =================================    ================================
     Net increase (decrease) in net assets resulting
       from share transactions                           4,897,792,880     3,445,374,971     1,247,070,446       (54,034,187)
====================================================   =================================    ================================
     Net increase (decrease) in net assets               4,898,450,061     3,446,480,255     1,247,070,888       (54,000,452)
====================================================   =================================    ================================


NET ASSETS:

  Beginning of period                                    8,698,948,354     5,252,468,099     3,317,200,408     3,371,200,860
====================================================   =================================    ================================
  End of period*                                       $13,597,398,415    $8,698,948,354    $4,564,271,296    $3,317,200,408
====================================================   =================================    ================================
  * Includes accumulated undistributed net
     investment income                                 $       320,499    $      320,482    $      244,231    $      243,789
====================================================   =================================    ================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


25          SHORT-TERM INVESTMENTS TRUST

For the six months ended February 29, 2008 and the year ended August 31, 2007 (Unaudited)


                                                                                  GOVERNMENT
                                                                            TAXADVANTAGE PORTFOLIO
                                                                         ----------------------------
                                                                         FEBRUARY 29,     AUGUST 31,
                                                                             2008            2007
----------------------------------------------------------------------   ----------------------------

OPERATIONS:

  Net investment income                                                  $ 14,538,343    $ 19,334,777
======================================================================   ============================
  Net realized gain                                                             9,563             715
======================================================================   ============================
     Net increase in net assets resulting from operations                  14,547,906      19,335,492
======================================================================   ============================
Distributions to shareholders from net investment income:

  Institutional Class                                                      (9,938,537)     (9,372,684)
======================================================================   ============================
  Private Investment Class                                                   (867,668)     (2,356,207)
======================================================================   ============================
  Personal Investment Class                                                  (227,843)       (374,519)
======================================================================   ============================
  Cash Management Class                                                    (1,606,749)     (3,858,878)
======================================================================   ============================
  Reserve Class                                                              (233,221)       (508,313)
======================================================================   ============================
  Resource Class                                                           (1,491,632)     (2,864,255)
======================================================================   ============================
  Corporate Class                                                            (171,382)           (690)
======================================================================   ============================
     Total distributions from net investment income                       (14,537,032)    (19,335,546)
======================================================================   ============================
Distributions to shareholders from net realized gains:

  Institutional Class                                                              --              --
======================================================================   ============================
  Private Investment Class                                                         --              --
======================================================================   ============================
  Personal Investment Class                                                        --              --
======================================================================   ============================
  Cash Management Class                                                            --              --
======================================================================   ============================
  Reserve Class                                                                    --              --
======================================================================   ============================
  Resource Class                                                                   --              --
======================================================================   ============================
  Corporate Class                                                                  --              --
======================================================================   ============================
     Total distributions from net realized gains                                   --              --
======================================================================   ============================
     Decrease in net assets resulting from distributions                  (14,537,032)    (19,335,546)
======================================================================   ============================
Share transactions-net:

  Institutional Class                                                     369,349,125     241,352,014
======================================================================   ============================
  Private Investment Class                                                 (3,323,119)    (45,745,353)
======================================================================   ============================
  Personal Investment Class                                                 1,456,544       4,443,368
======================================================================   ============================
  Cash Management Class                                                   (45,832,331)     61,058,867
======================================================================   ============================
  Reserve Class                                                             3,312,767      11,505,791
======================================================================   ============================
  Resource Class                                                           48,119,114      27,368,724
======================================================================   ============================
  Corporate Class                                                          36,586,026             688
======================================================================   ============================
     Net increase (decrease) in net assets resulting from share
       transactions                                                       409,668,126     299,984,099
======================================================================   ============================
     Net increase (decrease) in net assets                                409,679,000     299,984,045
======================================================================   ============================


NET ASSETS:

  Beginning of period                                                     534,255,905     234,271,860
======================================================================   ============================
  End of period*                                                         $943,934,905    $534,255,905
======================================================================   ============================
  * Includes accumulated undistributed net investment income             $      4,636    $      3,325
======================================================================   ============================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


26          SHORT-TERM INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS

February 29, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers five separate portfolios, (each constituting a "Fund"). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio (collectively, the "Funds"). Each Fund currently offers multiple classes of shares. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such fund or class. The assets, liabilities and operations of each fund are accounted for separately. Information presented in these financial statements pertains only to the Funds.

  The investment objectives of the Funds are: to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio; and to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio.

  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATIONS -- The Funds' securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

        The Funds may periodically participate in litigation related to each Fund's investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund's investments. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the advisor.

        The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.


27          SHORT-TERM INVESTMENTS TRUST

I. RISKS INVOLVED IN INVESTING IN GOVERNMENT & AGENCY PORTFOLIO, GOVERNMENT TAXADVANTAGE PORTFOLIO AND TREASURY PORTFOLIO -- The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Funds are not guaranteed by the U.S. Government.

J. REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Advisor at an annual rate based on each Fund's average daily net assets as follows, respectively:

Liquid Assets Portfolio                                     0.15%
-----------------------------------------------------------------
STIC Prime Portfolio                                        0.15%
-----------------------------------------------------------------
Treasury Portfolio                                          0.15%
-----------------------------------------------------------------
Government & Agency Portfolio                               0.10%
-----------------------------------------------------------------




  Government TaxAdvantage Portfolio pays an advisory fee to the Advisor based on the annual rate of the Fund's average net assets as follows:

AVERAGE NET ASSETS                                           RATE
-----------------------------------------------------------------
First $250 million                                          0.20%
-----------------------------------------------------------------
Next $250 million                                           0.15%
-----------------------------------------------------------------
Over $500 million                                           0.10%
_________________________________________________________________
=================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Funds on March 28, 2008, to be effective as of May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Funds, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  Through at least June 30, 2008, the Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% for each Fund based on average daily net assets of such Fund, respectively. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items;
(v) expenses related to a merger or reorganization, as approved by the Funds' Board of Trustees; and (vi) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Funds may benefit are in the form of credits that the Funds may receive from banks where the Funds or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Funds.

  For the six months ended February 29, 2008, the Advisor waived advisory fees and/or reimbursed expenses in the following amounts:

Liquid Assets Portfolio                                   $6,977,285
--------------------------------------------------------------------
STIC Prime Portfolio                                       2,411,369
--------------------------------------------------------------------
Treasury Portfolio                                         3,055,731
--------------------------------------------------------------------
Government & Agency Portfolio                                430,296
--------------------------------------------------------------------
Government TaxAdvantage Portfolio                            398,106
--------------------------------------------------------------------




  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which each Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 29, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.


28          SHORT-TERM INVESTMENTS TRUST

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which each Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 29, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  Under the terms of a master distribution agreement between Invesco Aim Distributors, Inc. ("IADI") and the Trust, IADI acts as the exclusive distributor of each Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

  PRIVATE      PERSONAL        CASH
INVESTMENT    INVESTMENT    MANAGEMENT    RESERVE    RESOURCE    CORPORATE
--------------------------------------------------------------------------
   0.50%         0.75%         0.10%        1.00%      0.20%        0.03%
--------------------------------------------------------------------------




  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA"), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.

  IADI has contractually agreed through at least June 30, 2008, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate shown below of average daily assets.

                                           PRIVATE       PERSONAL         CASH
                                         INVESTMENT     INVESTMENT     MANAGEMENT     RESERVE     RESOURCE     CORPORATE
------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                     0.30%          0.55%          0.08%         0.87%       0.20%         0.03%
------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                        0.30%          0.55%          0.08%         0.87%       0.16%         0.03%
------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                          0.30%          0.55%          0.08%         0.87%       0.16%         0.03%
------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio               0.30%          0.55%          0.08%         0.87%       0.16%         0.03%
------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio           0.25%          0.55%          0.08%         0.87%       0.16%         0.03%
------------------------------------------------------------------------------------------------------------------------




  Pursuant to the agreement above, for the six months ended February 29, 2008 IADI waived Plan fees of:

                                           PRIVATE       PERSONAL         CASH
                                         INVESTMENT     INVESTMENT     MANAGEMENT     RESERVE     RESOURCE     CORPORATE
------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                  $  940,528      $ 78,676       $284,086      $22,167          N/A        N/A
------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                        695,141       434,864        170,288       25,796      109,651        N/A
------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                        1,031,124       397,263        403,612       47,617       92,179        N/A
------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio               556,065        37,974         95,157       40,175       57,354        N/A
------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio            53,460        12,421          7,559        9,113       15,193        N/A
------------------------------------------------------------------------------------------------------------------------




  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

Each Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 29, 2008, Liquid Assets Portfolio engaged in securities sales of $5,560,960, which resulted in net realized gains of $0, and securities purchases of $184,684,599.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

  During the six months ended February 29, 2008, the Funds paid legal fees of $20,952 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


29          SHORT-TERM INVESTMENTS TRUST

NOTE 5--BORROWINGS

The Funds are permitted to temporarily carry a negative or overdrawn balance in their accounts with The Bank of New York Mellon, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Funds below had a capital loss carryforward as of August 31, 2007 which expires as follows:

                                        CAPITAL LOSS CARRYFORWARD*
----------------------------------------------------------------------------------------------------------
                                                                       2011         2013           TOTAL
----------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                               $   --     $1,042,278     $1,042,278
----------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                   1,014          2,919          3,933
----------------------------------------------------------------------------------------------------------



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.


30          SHORT-TERM INVESTMENTS TRUST

NOTE 7--SHARE INFORMATION

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

LIQUID ASSETS PORTFOLIO


                                                   CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------------------
                                                            SIX MONTHS ENDED                              YEAR ENDED
                                                          FEBRUARY 29, 2008(a)                          AUGUST 31, 2007
                                                 --------------------------------------     --------------------------------------
                                                      SHARES                AMOUNT               SHARES                AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                             123,591,763,767     $ 123,591,763,767      238,934,200,537     $ 238,934,200,537
----------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                         10,819,301,608        10,819,301,608       19,597,812,083        19,597,812,083
----------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                           249,761,939           249,761,939          456,768,244           456,768,244
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                            12,901,750,691        12,901,750,691       35,299,025,326        35,299,025,326
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                       187,912,198           187,912,198          374,465,191           374,465,191
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                    2,364,091,472         2,364,091,472        8,687,259,809         8,687,259,809
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                   6,706,564,663         6,706,564,663       10,734,821,522        10,734,821,522
==================================================================================================================================

Issued as reinvestment of dividends:
  Institutional Class                                 189,682,113           189,682,113          398,026,805           398,026,805
----------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              8,981,799             8,981,799           26,789,852            26,789,852
----------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             1,320,694             1,320,694            2,199,469             2,199,469
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                47,438,724            47,438,724          100,581,216           100,581,216
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           693,515               693,515            1,225,585             1,225,585
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       19,999,378            19,999,378           51,847,804            51,847,804
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                       3,488,878             3,488,878            2,785,427             2,785,427
==================================================================================================================================

Reacquired:
  Institutional Class                            (122,711,423,916)     (122,711,423,916)    (236,309,652,994)     (236,309,652,994)
----------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                        (10,728,392,727)      (10,728,392,727)     (19,719,524,330)      (19,719,524,330)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                          (243,068,937)         (243,068,937)        (441,997,161)         (441,997,161)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                           (13,524,408,704)      (13,524,408,704)     (34,715,613,311)      (34,715,613,311)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                      (201,188,151)         (201,188,151)        (353,870,885)         (353,870,885)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                   (2,621,733,241)       (2,621,733,241)      (8,699,707,194)       (8,699,707,194)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                  (6,125,432,415)       (6,125,432,415)     (10,158,029,982)      (10,158,029,982)
==================================================================================================================================
                                                      937,103,348     $     937,103,348        4,269,413,013     $   4,269,413,013
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 17% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim, and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim, and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, 7% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco Aim.


31          SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                  CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------------
                                                              SIX MONTHS ENDED                           YEAR ENDED
                                                            FEBRUARY 29, 2008(a)                       AUGUST 31, 2007
                                                     ----------------------------------     ------------------------------------
                                                         SHARES              AMOUNT              SHARES              AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 9,486,426,262     $ 9,486,426,262      21,624,735,483     $ 21,624,735,483
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                            3,465,407,835       3,465,407,835       7,250,510,857        7,250,510,857
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                           2,839,705,146       2,839,705,146       4,914,606,658        4,914,606,658
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                               3,056,200,333       3,056,200,333       8,593,210,897        8,593,210,897
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         325,230,336         325,230,336         508,830,773          508,830,773
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        914,272,566         914,272,566       2,359,442,697        2,359,442,697
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     1,058,014,599       1,058,014,599       4,814,045,807        4,814,045,807
================================================================================================================================

Issued as reinvestment of dividends:
  Institutional Class                                    24,749,963          24,749,963          52,426,118           52,426,118
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                9,988,856           9,988,856          18,298,133           18,298,133
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               7,279,323           7,279,323          11,345,449           11,345,449
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  28,373,447          28,373,447          59,059,766           59,059,766
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             192,541             192,541           1,409,689            1,409,689
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          6,634,568           6,634,568          12,282,460           12,282,460
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                         6,646,833           6,646,833          13,231,922           13,231,922
================================================================================================================================

Reacquired:
  Institutional Class                                (8,361,530,592)     (8,361,530,592)    (22,921,511,521)     (22,921,511,521)
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                           (3,339,237,329)     (3,339,237,329)     (7,227,292,488)      (7,227,292,488)
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                          (2,807,547,660)     (2,807,547,660)     (4,815,205,809)      (4,815,205,809)
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                              (3,609,868,015)     (3,609,868,015)     (7,884,703,581)      (7,884,703,581)
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                        (238,284,549)       (238,284,549)       (535,180,810)        (535,180,810)
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       (971,501,308)       (971,501,308)     (2,126,823,955)      (2,126,823,955)
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                    (1,405,783,164)     (1,405,783,164)     (4,736,525,473)      (4,736,525,473)
================================================================================================================================
                                                        495,369,991     $   495,369,991         (13,806,928)    $    (13,806,928)
________________________________________________________________________________________________________________________________
================================================================================================================================



(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and that owns 14% of the outstanding shares of the Fund. IADI has an agreement with this entity to sell Fund shares. The Fund, Invesco Aim, and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco Aim, and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially. In addition, 10% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco Aim.


32          SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO


                                                  CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS ENDED                            YEAR ENDED
                                                           FEBRUARY 29, 2008(a)                        AUGUST 31, 2007
                                                   ------------------------------------     ------------------------------------
                                                        SHARES              AMOUNT               SHARES              AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                               14,277,538,498     $ 14,277,538,498      12,170,370,433     $ 12,170,370,433
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                           6,430,416,732        6,430,416,732      11,768,966,288       11,768,966,288
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                          1,951,191,820        1,951,191,820       3,296,804,616        3,296,804,616
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                             16,733,554,156       16,733,554,156      15,602,939,433       15,602,939,433
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                        168,651,466          168,651,466         679,380,067          679,380,067
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                     1,220,530,557        1,220,530,557       2,305,324,643        2,305,324,643
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                    5,057,535,535        5,057,535,535       1,026,789,860        1,026,789,860
================================================================================================================================

Issued as reinvestment of dividends:
  Institutional Class                                   15,909,566           15,909,566          24,718,278           24,718,278
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               4,300,377            4,300,377           8,103,797            8,103,797
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              6,155,849            6,155,849          12,643,517           12,643,517
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 40,825,200           40,825,200          14,516,711           14,516,711
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            695,321              695,321           2,933,321            2,933,321
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         5,896,374            5,896,374          11,141,233           11,141,233
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                       13,293,024           13,293,024           2,732,685            2,732,685
================================================================================================================================

Reacquired:
  Institutional Class                              (12,781,520,591)     (12,781,520,591)    (10,990,992,481)     (10,990,992,481)
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                          (6,547,150,250)      (6,547,150,250)    (11,498,942,703)     (11,498,942,703)
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                         (2,013,187,407)      (2,013,187,407)     (3,227,240,833)      (3,227,240,833)
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                            (14,859,550,655)     (14,859,550,655)    (14,141,625,063)     (14,141,625,063)
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                       (167,441,201)        (167,441,201)       (746,267,316)        (746,267,316)
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                    (1,087,835,349)      (1,087,835,349)     (2,293,666,809)      (2,293,666,809)
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                   (3,572,016,142)      (3,572,016,142)       (583,254,706)        (583,254,706)
================================================================================================================================
                                                     4,897,792,880     $  4,897,792,880       3,445,374,971     $  3,445,374,971
________________________________________________________________________________________________________________________________
================================================================================================================================



(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and that owns 8% of the outstanding shares of the Fund. IADI has an agreement with this entity to sell Fund shares. The Fund, Invesco Aim, and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco Aim, and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.


33          SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                  CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS ENDED                            YEAR ENDED
                                                           FEBRUARY 29, 2008(a)                        AUGUST 31, 2007
                                                   ------------------------------------     ------------------------------------
                                                        SHARES              AMOUNT               SHARES              AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                               16,407,481,530     $ 16,407,481,530      13,312,544,749     $ 13,312,544,749
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                           1,507,528,862        1,507,528,862       3,477,066,272        3,477,066,272
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                            147,882,438          147,882,438         273,507,552          273,507,552
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                              3,202,241,558        3,202,241,558       5,181,233,587        5,181,233,587
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                        242,511,046          242,511,046         224,069,435          224,069,435
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       816,086,961          816,086,961       1,846,951,288        1,846,951,288
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                    4,234,584,601        4,234,584,601       1,656,210,462        1,656,210,462
================================================================================================================================

Issued as reinvestment of dividends:
  Institutional Class                                   19,418,540           19,418,540          39,124,555           39,124,555
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               6,162,605            6,162,605          15,207,056           15,207,056
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                229,170              229,170             264,646              264,646
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 19,513,583           19,513,583          30,497,618           30,497,618
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            726,136              726,136             926,390              926,390
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         4,151,640            4,151,640           9,705,455            9,705,455
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                        6,832,474            6,832,474           2,841,659            2,841,659
================================================================================================================================

Reacquired:
  Institutional Class                              (15,635,617,148)     (15,635,617,148)    (13,834,993,734)     (13,834,993,734)
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                          (1,569,441,239)      (1,569,441,239)     (3,411,761,694)      (3,411,761,694)
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                           (143,139,922)        (143,139,922)       (286,774,025)        (286,774,025)
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                             (3,000,567,117)      (3,000,567,117)     (5,137,778,319)      (5,137,778,319)
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                       (174,636,719)        (174,636,719)       (229,935,639)        (229,935,639)
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (809,116,774)        (809,116,774)     (1,852,938,689)      (1,852,938,689)
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                   (4,035,761,779)      (4,035,761,779)     (1,370,002,811)      (1,370,002,811)
================================================================================================================================
                                                     1,247,070,446     $  1,247,070,446         (54,034,187)    $    (54,034,187)
________________________________________________________________________________________________________________________________
================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 12% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim, and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim, and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


34          SHORT-TERM INVESTMENTS TRUST

GOVERNMENT TAXADVANTAGE PORTFOLIO


                                                 CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS ENDED                          YEAR ENDED
                                                             FEBRUARY 29, 2008(a)                      AUGUST 31, 2007
                                                      ----------------------------------     ----------------------------------
                                                          SHARES              AMOUNT             SHARES              AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                  2,724,088,259     $ 2,724,088,259      4,138,948,149     $ 4,138,948,149
-------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               209,917,970         209,917,970        287,413,419         287,413,419
-------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               75,110,303          75,110,303         38,897,026          38,897,026
-------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   79,786,480          79,786,480        236,788,574         236,788,574
-------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           42,058,128          42,058,128         46,456,948          46,456,948
-------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         115,595,729         115,595,729        196,800,480         196,800,480
-------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                         36,500,000          36,500,000             13,619              13,619
===============================================================================================================================

Issued as reinvestment of dividends:
  Institutional Class                                      8,996,289           8,996,289          7,250,151           7,250,151
-------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   419,431             419,431            753,849             753,849
-------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    4,559               4,559              9,897               9,897
-------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    1,806,661           1,806,661          3,529,807           3,529,807
-------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                5,232               5,232              9,423               9,423
-------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           1,242,694           1,242,694          2,129,670           2,129,670
-------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                             86,026              86,026                688                 688
===============================================================================================================================

Reacquired:
  Institutional Class                                 (2,363,735,423)     (2,363,735,423)    (3,904,846,286)     (3,904,846,286)
-------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (213,660,520)       (213,660,520)      (333,912,621)       (333,912,621)
-------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              (73,658,318)        (73,658,318)       (34,463,555)        (34,463,555)
-------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (127,425,472)       (127,425,472)      (179,259,514)       (179,259,514)
-------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          (38,750,593)        (38,750,593)       (34,960,580)        (34,960,580)
-------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         (68,719,309)        (68,719,309)      (171,561,426)       (171,561,426)
-------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                 --                  --            (13,619)            (13,619)
===============================================================================================================================
                                                         409,668,126     $   409,668,126        299,984,099     $   299,984,099
_______________________________________________________________________________________________________________________________
===============================================================================================================================



(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and that owns 28% of the outstanding shares of the Fund. IADI has an agreement with this entity to sell Fund shares. The Fund, Invesco Aim, and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco Aim, and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.




35          SHORT-TERM INVESTMENTS TRUST

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

LIQUID ASSETS PORTFOLIO

                                                                              RESERVE CLASS
                                              -----------------------------------------------------------------------------
                                              SIX MONTHS ENDED                       YEAR ENDED AUGUST 31,
                                                FEBRUARY 29,       --------------------------------------------------------
                                                    2008             2007        2006        2005         2004        2003
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  1.00         $  1.00     $  1.00     $   1.00     $  1.00     $  1.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                               0.02            0.04        0.05         0.02       0.002       0.005
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                         0.00            0.00       (0.01)        0.00      (0.000)      0.000
===========================================================================================================================
     Total from investment operations                 0.02            0.04        0.04         0.02       0.002       0.005
===========================================================================================================================
Less distributions:
  Dividends from net investment income               (0.02)          (0.04)      (0.04)       (0.02)     (0.002)     (0.005)
---------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains              (0.00)             --       (0.00)          --          --          --
===========================================================================================================================
     Total distributions                             (0.02)          (0.04)      (0.04)       (0.02)     (0.002)     (0.005)
===========================================================================================================================
Net asset value, end of period                     $  1.00         $  1.00     $  1.00     $   1.00     $  1.00     $  1.00
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(a)                                       1.93%           4.46%       3.66%        1.61%       0.17%       0.45%
___________________________________________________________________________________________________________________________
===========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)           $26,663         $39,244     $17,424     $128,244     $64,942     $57,082
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                   0.99%(b)        0.99%       0.99%        0.99%       0.99%       0.98%
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                   1.18%(b)        1.18%       1.18%        1.19%       1.18%       1.17%
===========================================================================================================================
Ratio of net investment income to average
  net assets                                          3.84%(b)        4.38%       3.63%        1.57%       0.17%       0.47%
___________________________________________________________________________________________________________________________
===========================================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $34,289,747.

STIC PRIME PORTFOLIO

                                                                              RESERVE CLASS
                                             ------------------------------------------------------------------------------
                                             SIX MONTHS ENDED                       YEAR ENDED AUGUST 31,
                                               FEBRUARY 29,       ---------------------------------------------------------
                                                   2008             2007        2006        2005        2004         2003
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $   1.00         $  1.00     $  1.00     $  1.00     $   1.00     $   1.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                              0.02            0.04        0.04        0.02        0.001        0.004
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                        0.00              --          --          --       (0.000)          --
===========================================================================================================================
     Total from investment operations                0.02            0.04        0.04        0.02        0.001        0.004
===========================================================================================================================
Less dividends from net investment income           (0.02)          (0.04)      (0.04)      (0.02)      (0.001)      (0.004)
===========================================================================================================================
Net asset value, end of period                   $   1.00         $  1.00     $  1.00     $  1.00     $   1.00     $   1.00
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(a)                                      1.88%           4.47%       3.69%       1.63%        0.15%        0.40%
___________________________________________________________________________________________________________________________
===========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)         $118,085         $30,950     $55,892     $66,695     $108,319     $103,681
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                  0.99%(b)        0.99%       0.99%       0.99%        0.99%        0.97%
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                  1.19%(b)        1.19%       1.19%       1.19%        1.19%        1.18%
===========================================================================================================================
Ratio of net investment income to average
  net assets                                         3.72%(b)        4.38%       3.66%       1.61%        0.14%        0.41%
___________________________________________________________________________________________________________________________
===========================================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $39,904,395.


36          SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO

                                                                              RESERVE CLASS
                                             ------------------------------------------------------------------------------
                                             SIX MONTHS ENDED                       YEAR ENDED AUGUST 31,
                                               FEBRUARY 29,       ---------------------------------------------------------
                                                   2008             2007        2006         2005        2004        2003
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  1.00         $  1.00     $   1.00     $  1.00     $  1.00     $   1.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                              0.02            0.04         0.03        0.01       0.002        0.004
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                        0.00            0.00         0.00        0.00       0.000       (0.000)
===========================================================================================================================
     Total from investment operations                0.02            0.04         0.03        0.01       0.002        0.004
===========================================================================================================================
Less distributions:
  Dividends from net investment income              (0.02)          (0.04)       (0.03)      (0.01)     (0.002)      (0.004)
---------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains             (0.00)             --           --       (0.00)     (0.000)          --
===========================================================================================================================
     Total distributions                            (0.02)          (0.04)       (0.03)      (0.01)     (0.002)      (0.004)
===========================================================================================================================
Net asset value, end of period                    $  1.00         $  1.00     $   1.00     $  1.00     $  1.00     $   1.00
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(a)                                      1.51%           4.26%        3.47%       1.48%       0.11%        0.41%
___________________________________________________________________________________________________________________________
===========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)          $71,672         $69,762     $133,700     $77,702     $79,975     $119,660
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                  0.99%(b)        0.99%        0.99%       0.99%       0.98%        0.97%
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                  1.18%(b)        1.19%        1.20%       1.20%       1.19%        1.19%
===========================================================================================================================
Ratio of net investment income to average
  net assets                                         2.89%(b)        4.16%        3.40%       1.46%       0.09%        0.41%
___________________________________________________________________________________________________________________________
===========================================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $73,659,544.

GOVERNMENT & AGENCY PORTFOLIO

                                                                              RESERVE CLASS
                                               ---------------------------------------------------------------------------
                                               SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                                 FEBRUARY 29,       ------------------------------------------------------
                                                     2008             2007        2006       2005        2004        2003
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  1.00         $  1.00     $  1.00     $ 1.00     $  1.00     $  1.00
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                0.02            0.04        0.04       0.02       0.002       0.004
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                            --            0.00        0.00      (0.00)     (0.000)      0.000
==========================================================================================================================
     Total from investment operations                  0.02            0.04        0.04       0.02       0.002       0.004
==========================================================================================================================
Less dividends from net investment income             (0.02)          (0.04)      (0.04)     (0.02)     (0.002)     (0.004)
==========================================================================================================================
Net asset value, end of period                      $  1.00         $  1.00     $  1.00     $ 1.00     $  1.00     $  1.00
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(a)                                        1.77%           4.40%       3.59%      1.56%       0.15%       0.43%
__________________________________________________________________________________________________________________________
==========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)            $85,550         $16,949     $21,889     $4,640     $ 2,839     $ 4,166
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                    0.99%(b)        0.99%       0.99%      0.99%       0.99%       0.98%
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                    1.14%(b)        1.15%       1.16%      1.17%       1.15%       1.15%
==========================================================================================================================
Ratio of net investment income to average
  net assets                                           3.48%(b)        4.31%       3.58%      1.55%       0.16%       0.42%
__________________________________________________________________________________________________________________________
==========================================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $62,146,941.


37          SHORT-TERM INVESTMENTS TRUST

GOVERNMENT TAXADVANTAGE PORTFOLIO

                                                                            RESERVE CLASS
                                       --------------------------------------------------------------------------------------
                                                                                                             JUNE 23, 2003
                                       SIX MONTHS ENDED               YEAR ENDED AUGUST 31,               (COMMENCEMENT DATE)
                                         FEBRUARY 29,       -----------------------------------------        TO AUGUST 31,
                                             2008             2007       2006       2005        2004              2003
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $  1.00         $  1.00     $ 1.00     $ 1.00     $  1.00           $  1.00
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                        0.02            0.04       0.03       0.01       0.002(a)          0.004
-----------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both
     realized and unrealized)                  0.00            0.00       0.00       0.00       0.000             0.000
=============================================================================================================================
     Total from investment
       operations                              0.02            0.04       0.03       0.01       0.002             0.004
=============================================================================================================================
Less distributions:
  Dividends from net investment
     income                                   (0.02)          (0.04)     (0.03)     (0.01)     (0.002)           (0.004)
-----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
     gains                                       --              --         --         --      (0.000)           (0.000)
=============================================================================================================================
     Total distributions                      (0.02)          (0.04)     (0.03)     (0.01)     (0.002)           (0.004)
=============================================================================================================================
Net asset value, end of period              $  1.00         $  1.00     $ 1.00     $ 1.00     $  1.00           $  1.00
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(b)                                1.69%           4.30%      3.51%      1.50%       0.15%             0.44%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                  $15,257         $11,944     $  438     $    0     $     1           $15,794
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
     reimbursements                            0.99%(c)        0.99%      0.99%      0.99%       0.92%             0.93%(d)
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                            1.23%(c)        1.30%      1.37%      1.41%       1.33%             1.32%(d)
=============================================================================================================================
Ratio of net investment income to
  average net assets                           3.32%(c)        4.21%      3.44%      1.53%       0.18%             0.41%(d)
_____________________________________________________________________________________________________________________________
=============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $14,097,466.
(d)  Annualized.


38          SHORT-TERM INVESTMENTS TRUST

NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES



  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim -- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more Invesco Aim
Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


39          SHORT-TERM INVESTMENTS TRUST

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder in the Reserve Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2007, through February 29, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


--------------------------------------------------------------------------------------------------------------
                                                                               HYPOTHETICAL
                                                                         (5% ANNUAL RETURN BEFORE
                                                      ACTUAL                     EXPENSES)
                                            ------------------------------------------------------
                               BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                             ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
       RESERVE CLASS           (09/01/07)   (02/29/08)(1)   PERIOD(2)     (02/29/08)    PERIOD(2)      RATIO
--------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio        $1,000.00      $1,019.30       $4.97       $1,019.94       $4.97        0.99%
--------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio            1,000.00       1,018.80        4.97        1,019.94        4.97        0.99
--------------------------------------------------------------------------------------------------------------
Treasury Portfolio              1,000.00       1,015.10        4.96        1,019.94        4.97        0.99
--------------------------------------------------------------------------------------------------------------
Government & Agency
Portfolio                       1,000.00       1,017.70        4.97        1,019.94        4.97        0.99
--------------------------------------------------------------------------------------------------------------
Government TaxAdvantage
Portfolio                       1,000.00       1,016.90        4.96        1,019.94        4.97        0.99
--------------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Funds for the period September 1, 2007, through February 29, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to each Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


40          SHORT-TERM INVESTMENTS TRUST

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Funds provide a complete list of their holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Funds' semiannual and annual reports to shareholders. For the first and third quarters, the Funds file the list with the
Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. Qualified persons, including beneficial owners of the Funds'
shares and prospective investors, may obtain access to the Web site by calling the distributor at
800-659-1005 and selecting option 2. To locate each Fund's portfolio holdings information, access the Fund's overview page. Links to each Fund's complete quarterly holdings will be available on this Web page. Shareholders can also look up each Fund's Form N-Q filings on the SEC Web site,
sec.gov. Each Fund's Form N-Q may be reviewed and copied at the SEC Public Reference Room in
Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Funds are 811-02729 and 002-58287.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client
Services department at 800-959-4246 or on the Invesco Aim Web site, invescoaim.com. On the home page, scroll down and click on "Proxy Policy." The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to invescoaim.com, access the "About
Us" tab, click on "Required Notices" and then click on "Proxy Voting Activity." Next, select the
Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.

Invesco Aim--SERVICE MARK-- is a service mark of Invesco Aim
Management Group, Inc. Invesco Aim Advisors, Inc., Invesco
Aim Capital Management, Inc., Invesco Aim Private Asset
Management, Inc. and Invesco PowerShares Capital Management
LLC are the investment advisors for the products and
services represented by Invesco Aim; they each provide
investment advisory services to individual and institutional clients and do not sell securities. Invesco Institutional
(N.A.), Inc., Invesco Senior Secured Management, Inc.,                  [INVESCO AIM LOGO]
Invesco Global Asset Management (N.A.), Inc., AIM Funds                  - SERVICE MARK -
Management Inc. (DBA AIM Trimark Investments), Invesco Asset
Management (Japan) Ltd. and Invesco Hong Kong Ltd. are
affiliated investment advisors that serve as the subadvisor
for some of the products and services represented by Invesco
Aim. AIM Funds Management Inc. anticipates changing its name to Invesco Trimark Investment Management Inc. (DBA Invesco
Trimark) on or prior to Dec. 31, 2008. Invesco Aim
Distributors, Inc. is the distributor for the retail mutual
funds, exchange-traded funds and U.S. institutional money
market funds represented by Invesco Aim. All entities are
indirect, wholly owned subsidiaries of Invesco Ltd.

                                      invescoaim.com   STIT-SAR-7   Invesco Aim Distributors, Inc.

[Invesco Aim LOGO]   RESOURCE CLASS
- SERVICE MARK -     SHORT-TERM INVESTMENTS TRUST (STIT)
                     Liquid Assets Portfolio
                     STIC Prime Portfolio
                     Treasury Portfolio
                     Government & Agency Portfolio
                     Government TaxAdvantage Portfolio

                     Semiannual Report to Shareholders   February 29, 2008

                          [MOUNTAIN GRAPHIC]

AIM Investments became    2    Fund data
INVESCO AIM on March      2    Fund composition by maturity
31, 2008.                 3    Letter to shareholders
                          4    Schedule of investments
For more details, go to   21   Financial statements
invescoaim.com            27   Notes to financial statements
                          36   Financial highlights
                          40   Fund expenses

Unless otherwise stated, information presented in this report is as of February 29, 2008, and is based on total net assets. Unless otherwise stated, all data provided by Invesco Aim.

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

FUND DATA

RESOURCE CLASS DATA AS OF 2/29/08

                                                  WEIGHTED AVERAGE MATURITY
                                 YIELDS          ---------------------------
                          --------------------   RANGE DURING   AT REPORTING
                             7-DAY     MONTHLY     REPORTING       PERIOD
FUND                       SEC YIELD    YIELD       PERIOD           END       TOTAL NET ASSETS
-----------------------   ----------   -------   ------------   ------------   ----------------
Liquid Assets                3.43%      3.58%     28-50 days       50 days      $890.92 million
STIC Prime                   3.07       3.24      14-23 days       21 days       519.63 million
Treasury                     2.31       2.49      14-47 days       29 days       514.35 million
Government & Agency          3.04       3.24      28-56 days       56 days       308.68 million
Government TaxAdvantage      2.68       2.81      17-44 days       40 days       101.34 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invescoaim.com for the most recent month-end performance. Investment return will vary. Monthly yield represents annualized results for the period, net of fees and expenses, and excludes any realized capital gains or losses. Had the advisor and distributor not waived certain fees and/or reimbursed certain expenses, performance would have been lower. Based on the waiver rate in the current Fund prospectus had the advisor and/or distributor not waived fees and/or reimbursed expenses, the unsubsidized 7-day SEC yield would have been 3.37%, 2.96%, 2.20%, 2.97% and 2.46% for the Liquid Assets, STIC Prime, Treasury, Government & Agency and Government TaxAdvantage Portfolios, respectively. The 7-day unsubsidized SEC yield is determined by subtracting the fee waivers and/or expense reimbursements from the 7-day SEC yield.

FUND COMPOSITION BY MATURITY

IN DAYS, AS OF 2/29/08

                           LIQUID                  GOVERNMENT    GOVERNMENT
                           ASSETS      TREASURY     & AGENCY    TAXADVANTAGE
                         PORTFOLIO*   PORTFOLIO   PORTFOLIO**    PORTFOLIO**
                         ----------   ---------   -----------   ------------
1-7                         35.3%       71.5%        59.8%          43.7%
8-30                        15.5         4.8          7.7           32.1
31-90                       36.5         8.2         16.8           15.4
91-180                      11.9        15.5          6.3            3.6
181+                         0.8         0.0          9.4            5.2

IN DAYS, AS OF 2/29/08

STIC PRIME PORTFOLIO

1-7      40.6%
8-14     13.1
15-21     8.6
22-28    11.8
29-35     4.5
36-42     9.9
43-60    11.5

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

* The Fund may invest in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

** Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


2 SHORT-TERM INVESTMENTS TRUST

[CROCKETT PHOTO]

Bruce Crockett

Dear Fellow AIM Fund Shareholders:

Communication is always important and even more so in times of market volatility. On behalf of your Board of Trustees, I intend to keep you informed on events relating to the governance of Invesco Aim's money market funds and institutional cash management portfolios and to assure you that the Board supports management's continuing investment discipline focused on the highest credit quality consistent with safety, liquidity and yield. At the same time, improved performance, reduced shareholder costs and high ethical standards remain key areas of focus for your Board.

     Your Board's membership and standing committees have changed a bit recently. Ruth Quigley retired from Board service at the end of 2007, after serving since 1998, and we thank her for her many contributions. Larry Soll has assumed Ruth's place as a vice chair of the Investments Committee. The Valuation Committee, formerly chaired by Ruth, has been reorganized and has taken on additional responsibilities as the Valuation, Distribution and Proxy Oversight Committee under the chairmanship of Carl Frischling. The elevation of proxy oversight to standing committee status responds to suggestions from shareholders. In addition, Prema Mathai-Davis assumed my seat on the Governance Committee, and I moved to the Audit Committee in a normal rotation of duties.

     Your interests are our first priority and for that reason we want to maintain a two-way channel of communication with you. The value of this communication between the Board and shareholders of the AIM Funds has been noted within and beyond the Invesco Aim community. Morningstar, the mutual fund tracking company, has commented favorably on communications between the Board of Trustees of the AIM Funds and their shareholders in its fall 2007 update of fund stewardship grades, where Invesco Aim was one of fewer than 10 fund boards to get an A for board quality, according to BoardIQ (11/13/07). If you have comments or questions about any areas relating to fund governance, I encourage you to contact me by email at bruce@brucecrockett.com.

     Your Board looks forward to keeping you informed about your funds and to another year of diligent governance on your behalf.

Sincerely,


/s/ Bruce L. Crockett
-------------------------------
Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

April 16, 2008


3 SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO
SCHEDULE OF INVESTMENTS

February 29, 2008
(Unaudited)





                                                          PRINCIPAL
                                                           AMOUNT
                                            MATURITY        (000)           VALUE
--------------------------------------------------------------------------------------

COMMERCIAL PAPER-36.11%(A)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/LEASES-7.74%

Amstel Funding Corp.
  3.10%(b)(c)                               05/06/08      $100,000     $    99,431,667
--------------------------------------------------------------------------------------
  3.13%(b)(c)                               05/21/08       100,000          99,295,750
--------------------------------------------------------------------------------------
  3.16%(b)(c)                               05/21/08       130,000         129,075,700
--------------------------------------------------------------------------------------
  3.17%(b)(c)                               05/08/08       100,000          99,401,222
--------------------------------------------------------------------------------------
  3.18%(b)(c)                               05/22/08       124,500         123,599,623
--------------------------------------------------------------------------------------
  3.28%(b)(c)                               03/20/08       100,000          99,826,889
--------------------------------------------------------------------------------------
  3.35%(b)(c)                               04/21/08       100,000          99,525,417
--------------------------------------------------------------------------------------
  3.61%(b)(c)                               04/21/08       100,000          99,488,583
--------------------------------------------------------------------------------------
  4.65%(b)(c)                               03/12/08       100,000          99,857,917
--------------------------------------------------------------------------------------
  4.69%(b)(c)                               04/04/08       175,000         174,224,847
--------------------------------------------------------------------------------------
Atlantis One Funding Corp.
  3.10%(b)(c)                               05/08/08       150,000         149,121,667
--------------------------------------------------------------------------------------
  3.10%(b)(c)                               05/16/08       100,000          99,345,555
--------------------------------------------------------------------------------------
  3.14%(b)(c)                               06/03/08        30,000          29,754,033
--------------------------------------------------------------------------------------
  3.15%(b)(c)                               05/30/08        50,000          49,606,250
--------------------------------------------------------------------------------------
  3.17%(b)(c)                               05/30/08       100,000          99,207,500
--------------------------------------------------------------------------------------
  3.20%(b)(c)                               04/24/08       100,000          99,520,000
--------------------------------------------------------------------------------------
  4.63%(b)(c)                               04/02/08       150,000         149,382,667
--------------------------------------------------------------------------------------
Fountain Square Commercial Funding Corp.
  4.70%(b)                                  04/04/08        50,000          49,778,055
--------------------------------------------------------------------------------------
  5.65%(b)                                  03/19/08       100,000          99,717,500
======================================================================================
                                                                         1,949,160,842
======================================================================================


ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-0.20%

Thunder Bay Funding, LLC 3.10%(b)           06/02/08        50,000          49,608,194
======================================================================================


ASSET-BACKED SECURITIES-FULLY BACKED-1.14%

Curzon Funding Ltd./LLC (CEP-American
  International Group, Inc.)
  3.20%(b)                                  04/09/08        15,000          14,948,000
--------------------------------------------------------------------------------------
  3.40%(b)                                  03/28/08        23,000          22,941,350
--------------------------------------------------------------------------------------
LMA Americas LLC (CEP-Credit Agricole
  S.A.) 3.30%(b)(c)                         03/17/08       250,000         249,633,333
======================================================================================
                                                                           287,522,683
======================================================================================


ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-6.00%

Concord Minutemen Capital Co.,
  LLC-Series A (Multi CEP's-Liberty
  Hampshire Co., LLC; agent)
  3.30%(b)                                  03/12/08        35,000          34,964,708
--------------------------------------------------------------------------------------
  3.31%(b)                                  05/16/08       120,000         119,161,467
--------------------------------------------------------------------------------------
  3.32%(b)                                  05/16/08        75,000          74,474,333
--------------------------------------------------------------------------------------
  3.40%(b)                                  05/12/08        49,903          49,563,659
--------------------------------------------------------------------------------------
  5.78%(b)                                  03/14/08        50,000          49,895,639
--------------------------------------------------------------------------------------
Crown Point Capital Co., LLC-Series A
  (Multi CEP's-Liberty Hampshire Co.,
  LLC; agent)
  3.23%(b)                                  05/09/08       100,000          99,380,917
--------------------------------------------------------------------------------------
  3.40%(b)                                  07/22/08        50,873          50,185,932
--------------------------------------------------------------------------------------
  5.35%(b)                                  04/03/08        50,000          49,754,792
--------------------------------------------------------------------------------------
  5.35%(b)                                  05/16/08       100,000          98,870,555
--------------------------------------------------------------------------------------
  5.75%(b)                                  03/14/08       100,000          99,792,361
--------------------------------------------------------------------------------------
Gotham Funding Corp. 3.27%(b)(c)            04/23/08        50,000          49,759,660
--------------------------------------------------------------------------------------
Kitty Hawk Funding Corp. 4.55%(b)           03/19/08        80,000          79,818,000
--------------------------------------------------------------------------------------
Legacy Capital Co., LLC-Series A (Multi
  CEP's-Liberty Hampshire Co., LLC;
  agent)
  3.40%(b)                                  07/22/08       101,746         100,371,864
--------------------------------------------------------------------------------------
  3.42%(b)                                  05/19/08        24,002          23,821,865
--------------------------------------------------------------------------------------
  6.00%(b)                                  03/10/08       125,000         124,812,500
--------------------------------------------------------------------------------------
Lexington Parker Capital Co., LLC
  3.15%(b)                                  08/22/08       101,585         100,038,368
--------------------------------------------------------------------------------------
  3.42%(b)                                  05/09/08        85,000          84,442,825
--------------------------------------------------------------------------------------
  3.45%(b)                                  04/25/08       125,000         124,341,146
--------------------------------------------------------------------------------------
  5.35%(b)                                  04/14/08       100,000          99,346,111
======================================================================================
                                                                         1,512,796,702
======================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-8.61%

Atlantic Asset Securitization LLC
  3.10%(b)                                  05/16/08       199,500         198,194,383
--------------------------------------------------------------------------------------
  3.28%(b)                                  03/17/08       100,000          99,854,222
--------------------------------------------------------------------------------------
Barton Capital LLC
  3.30%(b)                                  04/04/08        75,000          74,766,250
--------------------------------------------------------------------------------------
  3.30%(b)                                  04/11/08        95,659          95,299,482
--------------------------------------------------------------------------------------
Charta LLC
  5.25%(b)                                  03/07/08       100,000          99,912,500
--------------------------------------------------------------------------------------
Clipper Receivables Co., LLC
  3.30%(b)                                  03/04/08       120,000         119,967,000
--------------------------------------------------------------------------------------
  3.35%(b)                                  03/03/08        80,000          79,985,111
--------------------------------------------------------------------------------------
CRC Funding LLC
  5.20%(b)                                  03/14/08       100,000          99,812,222
--------------------------------------------------------------------------------------
  5.27%(b)                                  03/12/08       175,000         174,718,201
--------------------------------------------------------------------------------------

4          SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                           AMOUNT
                                            MATURITY        (000)           VALUE
--------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Fairway Finance Co., LLC
  3.25%(b)                                  04/25/08      $ 50,000     $    49,751,736
--------------------------------------------------------------------------------------
  3.29%(b)                                  04/25/08        50,000          49,748,681
--------------------------------------------------------------------------------------
  3.36%(b)                                  03/20/08       150,000         149,734,000
--------------------------------------------------------------------------------------
Gemini Securitization Corp., LLC
  3.15%(b)                                  05/27/08        75,605          75,029,457
--------------------------------------------------------------------------------------
  3.17%(b)                                  04/28/08        70,000          69,642,495
--------------------------------------------------------------------------------------
  5.52%(b)                                  03/04/08       125,000         124,942,500
--------------------------------------------------------------------------------------
Ranger Funding Co., LLC 4.55%(b)            03/19/08        91,515          91,306,803
--------------------------------------------------------------------------------------
Sheffield Receivables Corp. 3.35%(b)        03/12/08       203,500         203,291,695
--------------------------------------------------------------------------------------
Tulip Funding Corp. 3.13%(b)(c)             05/07/08        60,000          59,651,042
--------------------------------------------------------------------------------------
Yorktown Capital LLC
  3.01%(b)                                  06/13/08       114,992         113,992,081
--------------------------------------------------------------------------------------
  4.50%(b)                                  04/11/08        90,000          89,538,750
--------------------------------------------------------------------------------------
  4.55%(b)                                  03/19/08        50,000          49,886,250
======================================================================================
                                                                         2,169,024,861
======================================================================================

ASSET-BACKED SECURITIES-SECURITIES-3.53%

Grampian Funding Ltd./LLC
  3.10%(b)(c)                               06/03/08        60,000          59,514,333
--------------------------------------------------------------------------------------
  3.12%(b)(c)                               05/12/08       205,000         203,720,800
--------------------------------------------------------------------------------------
  3.17%(b)(c)                               05/07/08        75,000          74,557,521
--------------------------------------------------------------------------------------
  3.20%(b)(c)                               04/01/08        76,300          76,089,751
--------------------------------------------------------------------------------------
  4.68%(b)(c)                               04/25/08        79,000          78,435,150
--------------------------------------------------------------------------------------
  4.68%(b)(c)                               04/29/08       150,000         148,849,500
--------------------------------------------------------------------------------------
  4.75%(b)(c)                               03/05/08       100,000          99,947,222
--------------------------------------------------------------------------------------
  4.78%(b)(c)                               04/28/08       100,000          99,230,695
--------------------------------------------------------------------------------------
Tempo Finance Ltd./Corp. 5.26%(b)(c)        03/14/08        50,000          49,905,028
======================================================================================
                                                                           890,250,000
======================================================================================


ASSET-BACKED SECURITIES-TRADE RECEIVABLES-0.91%

Ciesco, LLC
  3.33%(b)                                  04/22/08        80,000          79,615,200
--------------------------------------------------------------------------------------
  3.53%(b)                                  04/14/08       100,000          99,568,556
--------------------------------------------------------------------------------------
  5.27%(b)                                  03/10/08        50,000          49,934,125
======================================================================================
                                                                           229,117,881
======================================================================================


DIVERSIFIED BANKS-4.48%

BNP Paribas Finance Inc.
  4.80%(c)                                  03/27/08       100,000          99,653,333
--------------------------------------------------------------------------------------
  4.82%(c)                                  03/28/08       100,000          99,638,500
--------------------------------------------------------------------------------------
Dexia Delaware LLC 4.81%(c)                 03/26/08       150,000         149,498,958
--------------------------------------------------------------------------------------
Lloyds TSB Bank PLC 2.74%(c)                07/29/08       150,000         148,290,625
--------------------------------------------------------------------------------------
Royal Bank of Scotland PLC 3.95%(c)         04/14/08       100,000          99,517,222
--------------------------------------------------------------------------------------
Societe Generale North America, Inc.
  2.76%(c)                                  11/03/08       100,000          98,106,334
--------------------------------------------------------------------------------------
  3.32%(c)                                  06/27/08       100,000          98,911,778
--------------------------------------------------------------------------------------
  4.61%(c)                                  04/01/08       100,000          99,603,028
--------------------------------------------------------------------------------------
  4.81%(c)                                  04/01/08       111,345         110,883,815
--------------------------------------------------------------------------------------
UBS Finance (Delaware) Inc. 2.98%(c)        06/09/08       125,000         123,965,278
======================================================================================
                                                                         1,128,068,871
======================================================================================


DIVERSIFIED CAPITAL MARKETS-0.40%

Morgan Stanley 5.40%                        03/10/08       100,000          99,865,000
======================================================================================


REGIONAL BANKS-3.10%

Bank of Ireland 4.60%(b)(c)                 04/04/08       100,000          99,565,556
--------------------------------------------------------------------------------------
Banque et Caisse d'Epargne de l'Etat
  3.96%(c)                                  04/10/08       100,000          99,560,000
--------------------------------------------------------------------------------------
Danske Corp.
  3.09%(c)                                  04/30/08       110,000         109,433,500
--------------------------------------------------------------------------------------
  3.12%(c)                                  04/30/08       175,000         174,091,458
--------------------------------------------------------------------------------------
Stadshypotek Delaware, Inc. 3.15%(b)(c)     04/30/08       200,000         198,951,667
--------------------------------------------------------------------------------------
Swedbank 4.01%(c)                           05/13/08       100,000          99,187,875
======================================================================================
                                                                           780,790,056
======================================================================================
     Total Commercial Paper (Cost
       $9,096,205,090)                                                   9,096,205,090
======================================================================================



CERTIFICATES OF DEPOSIT-24.82%

ABN AMRO Bank N.V. (United Kingdom)
  3.08%(c)                                  07/31/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Allied Irish Banks, PLC 5.47%               03/03/08       100,000         100,000,000
--------------------------------------------------------------------------------------
American Express Centurion Bank
  4.05%                                     04/14/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  4.94%                                     06/06/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria, S.A.
  3.05%                                     06/03/08       125,000         125,000,000
--------------------------------------------------------------------------------------
  4.29%                                     07/08/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  4.50%                                     04/08/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  4.51%                                     04/08/08        50,000          50,000,000
--------------------------------------------------------------------------------------
  4.68%                                     04/02/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Bank of Nova Scotia
  3.25%                                     05/28/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  4.63%                                     03/31/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Bank of Scotland PLC
  3.50%                                     10/22/08       118,000         118,294,139
--------------------------------------------------------------------------------------
  4.45%                                     04/09/08       120,000         120,025,595
--------------------------------------------------------------------------------------
  4.72%                                     04/02/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
  3.09%                                     05/27/08        50,000          50,000,000
--------------------------------------------------------------------------------------

5          SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                           AMOUNT
                                            MATURITY        (000)           VALUE
--------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

Barclays Bank PLC
  3.05%                                     08/27/08      $175,000     $   175,000,000
--------------------------------------------------------------------------------------
  3.15%                                     04/24/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  3.43%(d)                                  07/08/08       200,000         200,013,892
--------------------------------------------------------------------------------------
  4.70%                                     04/02/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  4.78%                                     03/03/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  4.86%                                     03/10/08       100,000         100,000,246
--------------------------------------------------------------------------------------
  5.26%                                     05/19/08       100,000         100,000,000
--------------------------------------------------------------------------------------
BNP Paribas (United Kingdom) 4.02%(c)       05/15/08       150,000         150,000,000
--------------------------------------------------------------------------------------
BNP Paribas
  4.04%                                     04/15/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  5.10%                                     03/13/08       100,000         100,000,000
--------------------------------------------------------------------------------------
CALYON S.A.
  3.15%                                     04/25/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  3.18%                                     07/29/08       150,000         150,000,000
--------------------------------------------------------------------------------------
  4.04%                                     04/15/08       125,000         125,000,000
--------------------------------------------------------------------------------------
  4.29%                                     07/08/08        50,000          50,000,000
--------------------------------------------------------------------------------------
  4.74%                                     03/31/08       150,000         150,000,000
--------------------------------------------------------------------------------------
Dexia Bank S.A. 4.72%                       03/31/08       100,000         100,000,824
--------------------------------------------------------------------------------------
HSBC Bank U.S.A. N.A. 2.95%                 07/03/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Lloyds TSB Bank PLC 3.10%                   04/25/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Royal Bank of Scotland
  2.90%                                     08/04/08       150,000         150,006,297
--------------------------------------------------------------------------------------
  3.05%                                     05/27/08       200,000         200,000,000
--------------------------------------------------------------------------------------
  3.08%(d)                                  07/03/08       100,000          99,930,093
--------------------------------------------------------------------------------------
  4.82%                                     03/07/08       100,000         100,000,082
--------------------------------------------------------------------------------------
  4.90%                                     05/30/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  5.46%                                     03/14/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Societe Generale (United Kingdom)
  3.02%(c)                                  07/21/08       100,000         100,003,894
--------------------------------------------------------------------------------------
  4.69%(c)                                  05/02/08       100,000         100,001,696
--------------------------------------------------------------------------------------
Societe Generale
  3.22%                                     07/30/08       150,000         150,006,192
--------------------------------------------------------------------------------------
  4.84%                                     03/31/08        50,000          50,069,493
--------------------------------------------------------------------------------------
Svenska Handelsbanken A.B. 3.01%            05/12/08       100,000         100,000,993
--------------------------------------------------------------------------------------
Swedbank A.B. 4.66%                         05/02/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Toronto Dominion Bank 5.13%                 03/03/08       100,000         100,000,000
--------------------------------------------------------------------------------------
UBS A.G
  3.00%                                     07/23/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  3.03%                                     08/21/08       100,000         100,002,367
--------------------------------------------------------------------------------------
  4.30%                                     07/08/08       200,000         200,000,000
--------------------------------------------------------------------------------------
  5.33%                                     06/10/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  5.39%                                     03/17/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  5.52%                                     03/06/08       100,000         100,000,000
--------------------------------------------------------------------------------------
UBS A.G. (United Kingdom) 4.27%(c)          07/09/08        25,000          25,102,328
--------------------------------------------------------------------------------------
UniCredito Italiano S.p.A
  3.21%                                     07/29/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  4.76%                                     04/03/08       100,000         100,000,000
--------------------------------------------------------------------------------------
  4.92%                                     05/29/08        95,000          95,000,000
--------------------------------------------------------------------------------------
Wachovia Bank, N.A.
  3.93%(d)                                  01/27/09       100,000         100,000,000
--------------------------------------------------------------------------------------
  5.40%                                     03/28/08        19,000          19,004,739
--------------------------------------------------------------------------------------
Westpac Banking Corp. 4.70%                 04/02/08       100,000         100,000,878
======================================================================================
     Total Certificates of Deposit (Cost
       $6,252,463,748)                                                   6,252,463,748
======================================================================================



MEDIUM-TERM NOTES-6.91%

Abbey National Treasury Services PLC
  Floating Rate MTN 4.68%(b)(c)(d)          10/02/08       100,000         100,130,410
--------------------------------------------------------------------------------------
AIG Matched Funding Corp. Floating Rate
  MTN 3.08%(b)(d)                           06/16/08        75,000          75,001,277
--------------------------------------------------------------------------------------
Allstate Life Global Funding,
  Floating Rate MTN
  3.15%(b)(d)                               09/26/08        50,000          50,000,000
--------------------------------------------------------------------------------------
  5.21%(b)(d)                               12/08/08        60,000          60,036,862
--------------------------------------------------------------------------------------
Allstate Life Global Funding II,
  Floating Rate MTN
  3.20%(b)(d)                               10/15/08       130,000         130,000,000
--------------------------------------------------------------------------------------
  3.26%(b)(d)                               10/07/08       140,000         140,000,000
--------------------------------------------------------------------------------------
Credit Agricole S.A. Floating Rate MTN
  3.84%(b)(c)(d)                            08/26/08       100,000         100,000,000
--------------------------------------------------------------------------------------
MBIA Global Funding, LLC Floating Rate
  MTN 5.13%(b)(d)                           06/05/08       100,000         100,006,313
--------------------------------------------------------------------------------------
MetLife of Connecticut Institutional
  Funding Ltd. (United Kingdom) Floating
  Rate MTN 3.40%(d)                         04/30/08       270,000         270,141,191
--------------------------------------------------------------------------------------
National Australia Bank Ltd. Floating
  Rate MTN 4.73%(b)(c)(d)                   10/01/08       100,000         100,093,853
--------------------------------------------------------------------------------------
New York Life Funding (United Kingdom)
  Floating Rate MTN 4.83%(b)(d)             04/14/08        75,000          75,033,991
--------------------------------------------------------------------------------------
Royal Bank of Canada Floating Rate MTN
  3.23%(b)(c)(d)                            10/09/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Royal Bank of Scotland PLC Sr. Unsec.
  Floating Rate MTN 3.12%(b)(c)(d)          09/19/08        60,000          60,000,000
--------------------------------------------------------------------------------------
Svenska Handelsbanken A.B. Floating Rate
  MTN 3.11%(b)(c)(d)                        09/13/08       100,000         100,000,000
--------------------------------------------------------------------------------------
Toyota Motor Credit Corp. Series B,
  Floating Rate MTN 3.22%(d)                02/06/09       100,000         100,000,000
--------------------------------------------------------------------------------------
Westpac Banking Corp.,
  Floating Rate MTN
  3.17%(c)(d)                               09/05/08        30,000          30,000,671
--------------------------------------------------------------------------------------
  4.64%(c)(d)                               02/06/09       150,000         149,945,058
======================================================================================
     Total Medium-Term Notes (Cost
       $1,740,389,626)                                                   1,740,389,626
======================================================================================



6          SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                           AMOUNT
                                            MATURITY        (000)           VALUE
--------------------------------------------------------------------------------------

VARIABLE RATE DEMAND NOTES-LETTER OF CREDIT
  ENHANCED-5.64%(d)(e)(f)

989 Market Street LLC Series 2006,
  Incremental Taxable Bonds
  (LOC-Wachovia Bank, N.A.) 3.34%(g)        03/01/26      $  7,600     $     7,600,000
--------------------------------------------------------------------------------------
A Mining Group LLC; Series 2006,
  Incremental Taxable Bonds
  (LOC-Wachovia Bank, N.A.) 3.44%(g)        06/01/29        11,355          11,355,000
--------------------------------------------------------------------------------------
Advance Packaging Corp.; Series 2006,
  Taxable Securities (LOC-Fifth Third
  Bank) 3.60%(g)                            10/01/36         3,850           3,850,000
--------------------------------------------------------------------------------------
Alamogordo (City of), New Mexico (Gerald
  Champion Regional Medical Center);
  Series 2007 B, Refunding Taxable
  Hospital Improvement RB (LOC-Bank of
  America, N.A.) 3.20%(g)                   07/01/18         8,020           8,020,000
--------------------------------------------------------------------------------------
Albany (City of), New York Industrial
  Development Agency (Albany Medical
  Center Hospital); Series 2006 B,
  Taxable IDR (LOC-RBS Citizens, N.A.)
  3.37%(g)                                  05/01/35         2,350           2,350,000
--------------------------------------------------------------------------------------
Albuquerque (City of), New Mexico (KTech
  Corp. Project); Series 2002, Taxable
  RB (LOC-Wells Fargo Bank, N.A.)
  3.12%(g)                                  08/01/25         1,800           1,800,000
--------------------------------------------------------------------------------------
American Association of Retired Persons;
  Series 2001, Taxable Notes (LOC-Bank
  of America, N.A.) 3.20%(g)                05/01/31        31,200          31,200,000
--------------------------------------------------------------------------------------
Atlanticare Health Services, Inc.;
  Series 2003, Taxable Bonds
  (LOC-Wachovia Bank, N.A.) 3.39%(g)        10/01/33        16,505          16,505,000
--------------------------------------------------------------------------------------
Auburn (City of), Alabama Industrial
  Development Board; Series 2006 A,
  Refunding Taxable IDR (LOC-Allied
  Irish Banks PLC) 3.15%(c)(g)              07/01/26         5,640           5,640,000
--------------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000,
  Taxable Bonds (LOC-RBS Citizens, N.A.)
  3.39%(g)                                  02/01/15        44,140          44,140,000
--------------------------------------------------------------------------------------
Bernalillo (County of), New Mexico
  (Tempur Production USA, Inc. Project);
  Series 2005 A, Taxable RB (LOC-Bank of
  America, N.A.) 3.20%(g)                   09/01/30        10,730          10,730,000
--------------------------------------------------------------------------------------
Biola University;
  Series 2004 A, Taxable RB (LOC-Allied
  Irish Banks PLC) 3.20%(c)(g)              10/01/34        12,200          12,200,000
--------------------------------------------------------------------------------------
  Series 2004 B, Taxable RB (LOC-BNP
  Paribas) 3.20%(c)(g)                      10/01/34        12,200          12,200,000
--------------------------------------------------------------------------------------
Bochasanwais Shree Akshar Purushottam
  Swaminarayan Sanstha Inc.; Series
  2006, Taxable Bonds (LOC-Comerica
  Bank) 3.17%                               06/01/22         2,800           2,800,000
--------------------------------------------------------------------------------------
Brazos River Authority (TXU Electric Co.
  Project); Series 2001 I, Taxable PCR
  (LOC-Citibank, N.A.) 3.39%(g)             12/01/36        61,790          61,790,000
--------------------------------------------------------------------------------------
Capital Markets Access Co. LC (Boynton
  Outpatient Center, LLC Project);
  Series 2005-B, Taxable Bonds
  (LOC-Wachovia Bank, N.A.) 3.39%(g)        07/01/25         1,275           1,275,000
--------------------------------------------------------------------------------------
Capital Markets Access Co. LC (Delray
  Outpatient Properties, LLC Project);
  Series 2005-A, Taxable Bonds
  (LOC-Wachovia Bank, N.A.) 3.39%           07/01/25         8,010           8,010,000
--------------------------------------------------------------------------------------
Capital Markets Access Co. LC (Pinnacle
  Financial Project); Series 2007,
  Taxable Bonds (LOC-Wachovia Bank,
  N.A.) 3.39%                               02/01/32         5,195           5,195,000
--------------------------------------------------------------------------------------
Capital One Funding Corp.;
  Series 1999 F, Taxable Notes
  (LOC-JPMorgan Chase Bank, N.A.)
  3.30%(g)                                  12/02/19         7,280           7,280,000
--------------------------------------------------------------------------------------
  Series 2000 B, Taxable Notes
  (LOC-JPMorgan Chase Bank, N.A.)
  3.30%(g)                                  07/01/20         6,639           6,639,000
--------------------------------------------------------------------------------------
  Series 2000 C, Taxable Notes
  (LOC-JPMorgan Chase Bank, N.A.)
  3.30%(g)                                  09/01/20         6,004           6,004,000
--------------------------------------------------------------------------------------
  Series 2000 D, Taxable Notes
  (LOC-JPMorgan Chase Bank, N.A.)
  3.30%(g)                                  05/01/26         6,000           6,000,000
--------------------------------------------------------------------------------------
Chatham Capital Corp.; Series 2000,
  Taxable Notes (LOC-JPMorgan Chase
  Bank, N.A.) 3.30%(g)                      07/01/20        11,100          11,100,000
--------------------------------------------------------------------------------------
Chestnut Partnership (The); Series 1999,
  Taxable RB (LOC-Bank of America, N.A.)
  3.15%(g)                                  01/02/29        18,940          18,940,000
--------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Bethesda Living Centers-
  Viewpoint Project); Series 2004 C,
  Taxable RB (LOC-Bank of America, N.A.)
  3.22%(g)                                  08/01/30         3,625           3,625,000
--------------------------------------------------------------------------------------
Conair Corp.; Series 2002, Taxable
  Economic Development Bonds
  (LOC-Wachovia Bank, N.A.) 3.34%(g)        09/01/12         5,660           5,660,000
--------------------------------------------------------------------------------------
Corp. Finance Managers Inc., Integrated
  Loan Program; Series 2003 B, PARTs
  (LOC-Wells Fargo Bank, N.A.) 3.12%(g)     02/02/43           155             155,000
--------------------------------------------------------------------------------------
Danville (City of), Pittsylvania (County
  of), Virginia Regional Industrial
  Facility Authority (Crane Creek
  Project); Series 2005, Taxable RB
  (LOC-Wachovia Bank, N.A.) 3.39%           01/01/26           400             400,000
--------------------------------------------------------------------------------------
Detroit (City of), Michigan Economic
  Development Corp. (Waterfront
  Reclamation and Casino Development
  Project); Series 1999 A, Taxable RB
  (LOC-Deutsche Bank A.G.) 3.17%(c)(g)      05/01/09        41,830          41,830,000
--------------------------------------------------------------------------------------
Dome Corp.; Series 1991, Notes
  (LOC-Wachovia Bank, N.A.) 3.34%(g)        08/31/16         9,400           9,400,000
--------------------------------------------------------------------------------------

7          SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                           AMOUNT
                                            MATURITY        (000)           VALUE
--------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES-LETTER OF CREDIT
  ENHANCED-(CONTINUED)

Emerald Bay Club L.P.; Series 2004,
  Taxable Bonds (LOC-Wachovia Bank,
  N.A.) 3.34%(g)                            12/01/15      $  8,000     $     8,000,000
--------------------------------------------------------------------------------------
EPC Allentown, LLC; Series 2005, Taxable
  Bonds (LOC-Wachovia Bank, N.A.)
  3.34%(g)                                  07/01/30         5,825           5,825,000
--------------------------------------------------------------------------------------
Exeter Realty Co. Series 2003 A, Notes
  (LOC-General Electric Capital Corp.)
  3.34%(g)                                  10/01/13         8,000           8,000,000
--------------------------------------------------------------------------------------
Florida Christian College, Inc.; Series
  2006, Taxable RB (LOC-Fifth Third
  Bank) 3.15%(g)                            11/01/36         6,500           6,500,000
--------------------------------------------------------------------------------------
Forward Corp. Series 2005, Taxable
  Securities (LOC-Fifth Third Bank)
  3.60%(g)                                  12/01/30           900             900,000
--------------------------------------------------------------------------------------
Four Dam Pool Agency (The); (Alaska)
  Series 2004 B, Refunding Taxable
  Electric RB (LOC-Dexia Group S.A.)
  3.08%(c)(g)                               07/01/26         3,825           3,825,000
--------------------------------------------------------------------------------------
Fun Entertainment LLC; Series 2005,
  Taxable Bonds (LOC-Wachovia Bank,
  N.A.) 3.34%(g)                            01/01/25        10,075          10,075,000
--------------------------------------------------------------------------------------
Gainesville (City of) & Hall (County
  of), Georgia Development Authority
  (Fieldale Farms Corp. Project); Series
  2006, Taxable IDR (LOC-Wachovia Bank,
  N.A.) 3.39%(g)                            03/01/21        20,000          20,000,000
--------------------------------------------------------------------------------------
General Secretariat of the Organization
  of American States; Series 2001 A,
  Taxable (LOC-Bank of America, N.A.)
  3.20%(g)                                  03/01/33        17,330          17,330,000
--------------------------------------------------------------------------------------
Germain Properties of Columbus Inc.,
  Germain Real Estate Co. LLC and
  Germain Motor Co.; Series 2001,
  Taxable Notes (LOC-JPMorgan Chase
  Bank, N.A.) 3.55%                         03/01/31         7,600           7,600,000
--------------------------------------------------------------------------------------
Glendale (City of), Arizona Industrial
  Development Authority (Thunderbird,
  The Garvin School of International
  Management); Series 2005 B, Taxable
  Refunding RB (LOC-Bank of New York)
  3.20%(g)                                  07/01/35         6,300           6,300,000
--------------------------------------------------------------------------------------
Harvest Bible Chapel; Series 2004,
  Taxable RB (LOC-Fifth Third Bank)
  3.17%(g)                                  08/01/29        10,285          10,285,000
--------------------------------------------------------------------------------------
Hunter's Ridge/Southpointe; Series 2005,
  Taxable Notes (LOC-Wachovia Bank,
  N.A.) 3.34%(g)                            06/01/25         6,120           6,120,000
--------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Christian Homes, Inc.);
  Series 2007 B Taxable RB (LOC-Fifth
     Third Bank) 3.15%(g)                   05/15/31         6,825           6,825,000
--------------------------------------------------------------------------------------
  Series 2007 C Taxable Convertible
     Revenue RB (LOC-Fifth Third Bank)
     3.15%(g)                               05/15/31         8,090           8,090,000
--------------------------------------------------------------------------------------
Imaging Investment Group, L.L.C.,
  Radiology Physicians of Indian River
  County, LC and Vero Radiology
  Associates, Inc. (Imaging Radiology
  Project); Series 2005, Taxable Bonds
  (LOC-Wachovia Bank, N.A.) 3.34%(g)        05/01/31         6,975           6,975,000
--------------------------------------------------------------------------------------
JPV Capital LLC; Series 1999 A, Taxable
  Notes (LOC-Wells Fargo Bank, N.A.)
  3.39%(g)                                  12/01/39        17,500          17,500,000
--------------------------------------------------------------------------------------
Kordsa Inc.; Series 2006, Bonds
  (LOC-General Electric Capital Corp.)
  3.17%(g)                                  06/01/26         8,500           8,500,000
--------------------------------------------------------------------------------------
Lake Oswego (City of), Oregon
  Redevelopment Agency; Series 2005 B,
  Taxable TAN (LOC-Wells Fargo Bank,
  N.A.) 3.12%(g)                            06/01/20         1,185           1,185,000
--------------------------------------------------------------------------------------
Loanstar Assets Partners L.P.; Series
  2005 A, Taxable Student Loan RB
  (LOC-State Street Bank & Trust Co.)
  3.15%(b)(g)                               02/01/41       163,400         163,400,000
--------------------------------------------------------------------------------------
Lone Tree (City of), Colorado Building
  Authority; Series 2007, Taxable COP
  (LOC-Wells Fargo Bank, N.A.) 3.55%(g)     12/01/17         3,075           3,075,000
--------------------------------------------------------------------------------------
LP Pinewood SPV LLC; Series 2003,
  Taxable Notes (LOC-Wachovia Bank,
  N.A.) 3.34%(g)                            02/01/18       120,200         120,200,000
--------------------------------------------------------------------------------------
Luzerne (County of), Pennsylvania
  Industrial Development Authority
  (PennSummit Tubular LLC Project);
  Series 2006 B, Taxable RB
  (LOC-Wachovia Bank, N.A.) 3.34%           02/01/21         1,275           1,275,000
--------------------------------------------------------------------------------------
M3 Realty, LLC; Series 2007, Notes
  (LOC-General Electric Capital Corp.)
  3.19%(g)                                  01/01/33        14,920          14,920,000
--------------------------------------------------------------------------------------
Macatawa Capital Partners LLC (Profile
  Industrial Packaging Corp.); Series
  2003 A, Taxable Notes (LOC-Fifth Third
  Bank) 3.60%(g)                            12/01/53         2,335           2,335,000
--------------------------------------------------------------------------------------
Macon-Bibb (County of), Industrial
  Authority (Bass Pro Outdoor World, LLC
  Project); Series 2005, Taxable RB
  (LOC-General Electric Capital Corp.)
  3.12%(g)                                  07/01/25         5,300           5,300,000
--------------------------------------------------------------------------------------
Madison (City of), Wisconsin Community
  Development Authority (Overture
  Development Corp.); Series 2001,
  Taxable RB (LOC-JPMorgan Chase Bank,
  N.A.; U.S. Bank, N.A.; M&I Marshall &
  Ilsley Bank) 3.32%(g)                     06/01/36        58,700          58,700,000
--------------------------------------------------------------------------------------
Marsh Enterprises, LLC; Series 2003,
  Taxable Securities (LOC-Fifth Third
  Bank) 3.60%(g)                            01/01/28         8,790           8,790,000
--------------------------------------------------------------------------------------

8          SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                           AMOUNT
                                            MATURITY        (000)           VALUE
--------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES-LETTER OF CREDIT
  ENHANCED-(CONTINUED)

Massachusetts (State of) Development
  Finance Agency (Briarwood
  Retirement Community Issue);
  Series 2004 B Taxable RB
  (LOC-Comerica Bank)
  3.17%(g)                                  01/01/35      $    640     $       640,000
--------------------------------------------------------------------------------------
  3.17%                                     01/01/35         8,525           8,525,000
--------------------------------------------------------------------------------------
Meharry Medical College; Series 2001,
  Unlimited Taxable GO (LOC-Bank of
  America, N.A.) 3.20%(g)                   08/01/16         8,595           8,595,000
--------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund
  (Holland Home Obligated Group); Series
  2005 B, Taxable Refunding Limited
  Obligation RB (LOC-Fifth Third Bank)
  3.15%                                     11/01/28         7,515           7,515,000
--------------------------------------------------------------------------------------
Mississippi (State of) Business Finance
  Corp. (Belk, Inc. Project); Series
  2005, Taxable IDR (LOC-Wachovia Bank,
  N.A.) 3.34%(g)                            10/01/25        17,780          17,780,000
--------------------------------------------------------------------------------------
Mississippi (State of) Business Finance
  Corp. (Cellular South, Inc. Project);
  Series 2005, Taxable IDR (LOC-Bank of
  America, N.A.) 3.20%(b)(g)                08/01/20        10,800          10,800,000
--------------------------------------------------------------------------------------
Mississippi (State of) Business Finance
  Corp. (GE Plastices Project); Series
  1998, Taxable IDR (LOC-Citibank, N.A.)
  3.28%(g)                                  02/01/23        41,000          41,000,000
--------------------------------------------------------------------------------------
Mississippi (State of) Business Finance
  Corp. (Lextron-Visteon Leasing, LLC
  Project); Series 2003, Taxable IDR
  (LOC-JPMorgan Chase Bank, N.A.)
  3.15%(g)                                  12/01/27         7,330           7,330,000
--------------------------------------------------------------------------------------
Mississippi (State of) Business Finance
  Corp. (Viking Range Corp. Project);
  Series 2000, Taxable IDR (LOC-Bank of
  America, N.A.) 3.19%                      06/01/15         9,555           9,555,000
--------------------------------------------------------------------------------------
Missouri (State of) Development Finance
  Board (Duke Manufacturing Co.); Series
  2004 B, Taxable Home Mortgage RB
  (LOC-Bank of America, N.A.) 3.20%(g)      12/01/20         7,800           7,800,000
--------------------------------------------------------------------------------------
Missouri (State of) Development Finance
  Board (Ninth Street Garage Project);
  Series 2004 B, Taxable Infrastructure
  Facilities RB (LOC-Bank of America,
  N.A.) 3.20%(g)                            12/01/20         4,800           4,800,000
--------------------------------------------------------------------------------------
Monongalia Health System, Inc.; Series
  2008 B, Taxable Hospital Bonds
  (LOC-JPMorgan Chase Bank, N.A.)
  3.18%(g)                                  07/01/40        14,250          14,250,000
--------------------------------------------------------------------------------------
Nashville (City of), & Davidson (County
  of) Tennessee Health and Educational
  Facilities Board (Weatherly Ridge
  Apartments Project); Series 2006 B,
  Multi-Family Housing Taxable RB
  (LOC-U.S. Bank N.A.) 3.22%                12/01/41         1,900           1,900,000
--------------------------------------------------------------------------------------
Net Magan Two LLC;
  Series 2006 Taxable RB (LOC-Wachovia
  Bank, N.A.)
  3.34%(g)                                  04/01/26        11,500          11,500,000
--------------------------------------------------------------------------------------
  3.34%                                     04/01/26         3,700           3,700,000
--------------------------------------------------------------------------------------
New Jersey (State of) Economic
  Development Authority Thermal Energy
  Facilities (Marina Energy LLC-2001
  Project); Series B, Taxable RB
  (LOC-Wachovia Bank, N.A.) 3.12%(g)        09/01/21         7,700           7,700,000
--------------------------------------------------------------------------------------
Newport News (City of), Virginia
  Economic Development Authority
  (Newport News Shipbuilding Project);
  Series 2000 B, Taxable Incremental RB
  (LOC-Wachovia Bank, N.A.) 3.44%(g)        07/01/31        19,505          19,505,000
--------------------------------------------------------------------------------------
NGSP, Inc.; Series 2006, Taxable RB
  (LOC-Bank of America, N.A.) 3.20%(g)      06/01/46         6,500           6,500,000
--------------------------------------------------------------------------------------
Nicholas Capital Investments, LLC
  (Nicholas Plastics, Inc.); Series
  2005-A, Taxable Notes (LOC-Fifth Third
  Bank) 3.34%(g)                            02/01/45         5,100           5,100,000
--------------------------------------------------------------------------------------
Old Hickory (City of), Tennessee (AHPC)
  Series 2005, Bonds (LOC-Wachovia Bank,
  N.A.) 3.15%(g)                            01/01/20         2,110           2,110,000
--------------------------------------------------------------------------------------
Polk (County of), Florida Industrial
  Development Authority (GSG Investments
  Project); Series 2005 B, Taxable IDR
  (LOC-Wachovia Bank, N.A.) 3.39%(g)        05/01/27         3,270           3,270,000
--------------------------------------------------------------------------------------
Porterfield Family Partners, L.P.;
  Series 2004, Taxable Notes
  (LOC-Wachovia Bank, N.A.) 3.39%(g)        07/01/14         2,900           2,900,000
--------------------------------------------------------------------------------------
Prince George's (County of), Maryland
  (Collington Episcopal Life Care
  Community, Inc.); Series 2006 C,
  Taxable RB (LOC-Bank of America, N.A.)
  3.15%(g)                                  04/01/15         6,390           6,390,000
--------------------------------------------------------------------------------------
Racetrac Capital, LLC; Series 2000,
  Taxable Bonds (LOC-Regions Bank)
  3.17%(g)                                  09/01/20        15,700          15,700,000
--------------------------------------------------------------------------------------
Ray, R.G. Corp.; Series 2000, Taxable
  Bonds (LOC-Bank of America, N.A.)
  3.20%(g)                                  01/01/15         2,190           2,190,000
--------------------------------------------------------------------------------------
Richmond (City of), Redevelopment &
  Housing Authority (1995 Old Manchester
  Project); Series 1995 B, Taxable RB
  (LOC-Wachovia Bank, N.A.) 3.31%(g)        12/01/25         1,590           1,590,000
--------------------------------------------------------------------------------------
Roanoke Rapids (City of), North Carolina
  Music and Entertainment District;
  Series 2007, Special RB (LOC-Bank of
  America, N.A.) 3.20%(g)                   07/01/27        11,500          11,500,000
--------------------------------------------------------------------------------------

9          SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                           AMOUNT
                                            MATURITY        (000)           VALUE
--------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES-LETTER OF CREDIT
  ENHANCED-(CONTINUED)

Rockwood Quarry, LLC; Series 2002,
  Taxable Notes (LOC-Fifth Third
  Bank) 3.60%(g)                            12/01/22      $  4,100     $     4,100,000
--------------------------------------------------------------------------------------
Roman Catholic Diocese of Charlotte;
  Series 2002, Taxable Bonds
  (LOC-Wachovia Bank, N.A.) 3.34%(g)        05/01/14        11,360          11,360,000
--------------------------------------------------------------------------------------
Roman Catholic Diocese of Raleigh;
  Series 2002 A Taxable RB (LOC-Bank of
  America, N.A.)
  3.17%                                     06/01/18         4,000           4,000,000
--------------------------------------------------------------------------------------
  3.17%(g)                                  06/01/18         1,200           1,200,000
--------------------------------------------------------------------------------------
S&L Capital, LLC (J&L Development of
  Holland, LLC); Series 2005 A, Taxable
  RB (LOC-Federal Home Loan Bank of
  Indianapolis) 3.34%(g)                    07/01/40         4,015           4,015,000
--------------------------------------------------------------------------------------
S&L Capital, LLC (LJ&S Development,
  LLC); Series 2002 A, Taxable Notes
  (LOC-Comerica Bank) 3.34%(g)              11/04/42         5,000           5,000,000
--------------------------------------------------------------------------------------
Sabri Arac (The Quarry Lane School);
  Series 2005, Taxable Bonds (LOC-Bank
  of America, N.A.) 3.20%(g)                10/01/35        20,500          20,500,000
--------------------------------------------------------------------------------------
Santa Rosa (City of), California
  (Rancheria Tachi Yokut Tribe); Series
  2004, Taxable RB (LOC-JPMorgan Chase
  Bank, N.A.) 3.55%(g)                      09/01/19        34,515          34,515,000
--------------------------------------------------------------------------------------
Savannah College of Art and Design,
  Inc.; Series 2004, Taxable RB
  (LOC-Bank of America, N.A.) 3.20%(g)      04/01/24        22,669          22,668,669
--------------------------------------------------------------------------------------
Shepherd Capital LLC (Trade Center);
  Series 2004 A, Taxable Notes (LOC-
  Fifth Third Bank) 3.34%(g)                07/01/54        10,000          10,000,000
--------------------------------------------------------------------------------------
Shepherd Capital LLC (Open Terrace);
  Series 2002 B, Taxable Notes
  (LOC-Wachovia Bank, N.A.) 3.34%(g)        11/01/52         9,730           9,730,000
--------------------------------------------------------------------------------------
Shepherd Capital LLC (Hinman
  Affiliates); Series 2003 D, Taxable
  Notes (LOC-Federal Home Loan Bank of
  Indianapolis) 3.34%(g)                    10/01/53         5,660           5,660,000
--------------------------------------------------------------------------------------
Sprenger Enterprises Inc.; Series 2005,
  Option Bonds (LOC-JPMorgan Chase Bank,
  N.A.) 3.55%(g)                            10/01/35        17,400          17,400,000
--------------------------------------------------------------------------------------
Thomasville (City of), Georgia Payroll
  Development Authority (American Fresh
  Foods L.P.); Series 2005 B, Taxable RB
  (LOC-Wachovia Bank, N.A.) 3.39%(g)        09/01/17         1,675           1,675,000
--------------------------------------------------------------------------------------
Tift (County of), Development Authority
  (Heatcraft Refrigeration Products LLC
  Project);
  Series 2008 A Taxable RB (LOC-Wachovia
  Bank, N.A.)
  3.34%(g)                                  02/01/18         3,600           3,600,000
--------------------------------------------------------------------------------------
  Series 2008 B Taxable RB (LOC-Wachovia
  Bank, N.A.)
  3.34%(g)                                  02/01/18        12,700          12,700,000
--------------------------------------------------------------------------------------
Trinity Funding LLC (Trinity
  Affiliates); Series 2006 A, Taxable RB
  (LOC-Fifth Third Bank) 3.60%(g)           03/01/36        16,230          16,230,000
--------------------------------------------------------------------------------------
United Fuels, LLC; Series 2006, Taxable
  RB (LOC-Fifth Third Bank) 3.60%(g)        01/01/31         4,710           4,710,000
--------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; Series 2001, Taxable RB
  (LOC-Wachovia Bank, N.A.) 3.39%(g)        07/01/26        43,070          43,070,000
--------------------------------------------------------------------------------------
Wake Forest University; Series 1997,
  Taxable RB (LOC-Wachovia Bank, N.A.)
  3.29%(g)                                  07/01/17         2,400           2,400,000
--------------------------------------------------------------------------------------
West Michigan Heart Capital LLC
  (Leffingwell Heart, LLC); Series 2004
  A, Taxable Notes (LOC-Fifth Third
  Bank) 3.34%(g)                            05/01/44        15,280          15,280,000
--------------------------------------------------------------------------------------
Westmoreland (County of), Pennsylvania
  Industrial Development Authority
  (Excela Health Project); Series 2005
  D, Taxable Health System IDR
  (LOC-Wachovia Bank, N.A.) 3.32%(g)        07/01/25         1,900           1,900,000
--------------------------------------------------------------------------------------
Young Men's Christian Association of
  Hunterdon County New Jersey; Series
  2004, Taxable Notes (LOC-Wachovia
  Bank, N.A.) 3.34%(g)                      02/01/24         2,110           2,110,000
--------------------------------------------------------------------------------------
Ziegler Columbus LLC / Ziegler St. Cloud
  LLC; Series 2007, Notes (LOC-General
  Electric Capital Corp.) 3.19%(g)          01/01/33        25,000          25,000,000
======================================================================================
     Total Variable Rate Demand Notes
       (Cost $1,420,491,669)                                             1,420,491,669
======================================================================================



MASTER NOTE AGREEMENTS-5.27%(h)

Goldman Sachs Credit Partners L.P.,
  (Acquired 02/01/08; Cost $150,000,000)
  3.27%(b)(g)(i)                            06/02/08       150,000         150,000,000
--------------------------------------------------------------------------------------
  (Acquired 12/21/07; Cost $150,000,000)
  3.38%(b)(g)(i)(j)                               --       150,000         150,000,000
--------------------------------------------------------------------------------------
Lehman Brothers Inc.,
  3.28%(b)(d)(g)(j)                               --       260,000         260,000,000
--------------------------------------------------------------------------------------
  3.33%(b)(g)                               12/25/08       267,000         267,000,000
--------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  3.33%(b)(d)(g)(j)                               --       500,000         500,000,000
======================================================================================
     Total Master Note Agreements (Cost
       $1,327,000,000)                                                   1,327,000,000
======================================================================================



10          SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                          PRINCIPAL
                                                           AMOUNT
                                            MATURITY        (000)           VALUE
--------------------------------------------------------------------------------------

FUNDING AGREEMENTS-2.49%

MetLife Insurance Co. of Connecticut,
  (Acquired 08/27/07; Cost $100,000,000)
  3.15%(b)(d)(i)                            08/27/08      $100,000     $   100,000,000
--------------------------------------------------------------------------------------
  (Acquired 11/21/07; Cost $125,000,000)
  3.15%(b)(d)(i)                            11/21/08       125,000         125,000,000
--------------------------------------------------------------------------------------
  (Acquired 10/12/07; Cost $3,000,000)
  4.52%(b)(d)(i)                            10/10/08         3,000           3,000,000
--------------------------------------------------------------------------------------
Metropolitan Life Insurance Co.,
  Floating Rate
  (Acquired 09/13/07; Cost $10,000,000)
  3.51%(b)(d)(i)                            11/28/08        10,000          10,000,000
--------------------------------------------------------------------------------------
  (Acquired 09/13/07; Cost $5,000,000)
  4.21%(b)(d)(i)                            11/18/08         5,000           5,000,000
--------------------------------------------------------------------------------------
  (Acquired 11/27/07; Cost $125,000,000)
  5.07%(b)(d)(i)                            10/09/08       125,000         125,000,000
--------------------------------------------------------------------------------------
New York Life Insurance Co. (Acquired
  04/04/07; Cost $259,000,000)
  4.89%(b)(d)(i)                            04/04/08       259,000         259,000,000
======================================================================================
     Total Funding Agreements (Cost
       $627,000,000)                                                       627,000,000
======================================================================================



TIME DEPOSITS-2.00%

ABN AMRO Bank N.V. (Cayman Islands)
  3.25%(c)(g)(i)                            03/03/08       300,000         300,000,000
--------------------------------------------------------------------------------------
KBC Bank N.V. (Cayman Islands)
  3.25%(c)(g)(i)                            03/03/08       203,690         203,689,816
======================================================================================
     Total Time Deposits (Cost
       $503,689,816)                                                       503,689,816
======================================================================================



ASSET-BACKED SECURITIES-0.60%

FULLY SUPPORTED MONOLINE-0.21%

Wachovia Asset Securitization Issuance,
  LLC; Series 2004-HEMM1, Class A, Money
  Market Notes (CEP-Financial Security
  Assurance Inc.) 3.29%(b)(d)(k)            11/25/34        52,643          52,643,118
======================================================================================


STRUCTURED-0.39%

Paragon Mortgages PLC (United Kingdom)
  Series 15A, Class A1, Floating Rate
  Notes 3.12%(b)(c)(d)                      12/15/39        98,639          98,639,460
======================================================================================
     Total Asset-Backed Securities (Cost
       $151,282,578)                                                       151,282,578
======================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-83.84% (Cost
  $21,118,522,527)                                                      21,118,522,527
======================================================================================





                                                      REPURCHASE
                                                        AMOUNT

REPURCHASE AGREEMENTS-17.53%(l)

Banc of America Securities LLC, Joint agreement
  dated 02/29/08, aggregate maturing value
  $150,020,625 (collateralized by U.S. Government
  obligations valued at $153,000,901; 2.00%-6.25%,
  02/28/10-08/15/23) 1.65%, 03/03/08                  149,513,186       149,492,631
-----------------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  02/29/08, aggregate maturing value
  $1,000,265,000 (collateralized by U.S.
  Government sponsored obligations valued at
  $1,020,000,000; 4.50%-7.00%, 11/01/18-11/01/47)
  3.18%, 03/03/08                                     643,682,874       643,512,343
-----------------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  02/29/08, aggregate maturing value $303,571,795
  (collateralized by U.S. Government sponsored
  obligations valued at $309,563,501; 3.75%-5.13%,
  05/07/10-05/27/15) 3.11%, 03/03/08                   88,516,074        88,493,140
-----------------------------------------------------------------------------------
BNP Paribas, Joint agreement dated 02/29/08,
  aggregate maturing value $800,216,333
  (collateralized by U.S. Government sponsored and
  Corporate obligations valued at $821,496,418;
  0%-20.79%, 01/08/09-08/25/37) 3.25%, 03/03/08(c)    541,122,737       540,976,448
-----------------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $650,000,984 (collateralized by U.S. Government
  obligations valued at $663,001,003; 2.38%-5.13%,
  05/31/08-01/15/25) 1.75%, 03/03/08                  149,928,067       150,000,000
-----------------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $950,256,896 (collateralized by Corporate
  obligations valued at $997,500,001; 0%,
  03/25/35-10/25/46) 3.25%, 03/03/08                  645,174,419       645,000,000
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $1,000,265,000 (collateralized by U.S.
  Government sponsored obligations valued at
  $1,020,000,000; 4.50%-7.00%, 08/01/18-01/01/38)
  3.18%, 03/03/08                                     186,569,954       186,520,526
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $300,077,500 (collateralized by U.S. Government
  sponsored obligations valued at $306,000,622;
  2.75%-6.25%, 03/15/08-06/01/37) 3.10%, 03/03/08     195,102,960       195,052,571
-----------------------------------------------------------------------------------
Fortis Bank N.V./S.A., Joint agreement dated
  02/29/08, aggregate maturing value $800,215,000
  (collateralized by Corporate obligations valued
  at $840,000,001; 0%-6.00%, 02/25/34-06/03/52)
  3.23%, 03/03/08(c)                                  553,148,619       553,000,000
-----------------------------------------------------------------------------------
Goldman, Sachs & Co., Open joint agreement with no
  specified maturity date, (collateralized by
  Corporate obligations valued at $315,000,000;
  0%-3.49%, 09/15/32-02/15/51) 3.20%,(m)                       --       150,000,000
-----------------------------------------------------------------------------------

11          SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO



                                                      REPURCHASE
                                                        AMOUNT           VALUE
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Greenwich Capital Markets, Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $1,000,263,333 (collateralized by U.S.
  Government sponsored obligations valued at
  $1,020,000,815; 4.50%-8.00%, 04/01/22-11/01/47)
  3.16%, 03/03/08                                    $768,328,381      $768,127,108
-----------------------------------------------------------------------------------
JPMorgan Securities Inc., Joint agreement dated
  02/29/08, aggregate maturing value $650,097,500
  (collateralized by U.S. Government obligations
  valued at $663,007,984; 3.25%-5.00%, 12/31/09-
  02/15/12) 1.80%, 03/03/08                           150,022,500       150,000,000
-----------------------------------------------------------------------------------
Wachovia Capital Markets, LLC, Joint agreement
  dated 02/29/08, aggregate maturing value
  $500,134,583 (collateralized by Corporate
  obligations valued at $525,000,001; 0%-3.67%,
  06/15/19-02/15/51) 3.23%, 03/03/08                  195,052,488       195,000,000
===================================================================================
     Total Repurchase Agreements (Cost
       $4,415,174,767)                                                4,415,174,767
===================================================================================
TOTAL INVESTMENTS(n)(o)-101.37% (Cost
  $25,533,697,294)                                                   25,533,697,294
===================================================================================
OTHER ASSETS LESS LIABILITIES-(1.37)%                                  (345,023,520)
===================================================================================
NET ASSETS-100.00%                                                  $25,188,673,774
___________________________________________________________________________________
===================================================================================



Investment Abbreviations:

CEP     - Credit Enhancement Provider
COP     - Certificates of Participation
GO      - General Obligation Bonds
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
MTN     - Medium-Term Notes
PARTs   - Pooled Adjustable Rate Taxable Notes(SM)
PCR     - Pollution Control Revenue Bonds
RACERS  - Restructured Asset Certificates with Enhanced Return(SM)
RB      - Revenue Bonds
Sr.     - Senior
TAN     - Tax Anticipation Notes
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2008 was $10,855,783,670, which represented 43.10% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 7.6%; United Kingdom: 7.2%; France: 7.0%; other countries less than 5%: 10.1%.
(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2008.
(e) Demand security payable upon demand by the Fund with usually no more than seven calendar days' notice.
(f) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(h) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending on the timing of the demand.
(i) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at February 29, 2008 was $1,430,689,816, which represented 5.68% of the Fund's Net Assets.
(j) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(k) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(l)   Principal amount equals value at period end. See Note 1J.
(m) Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(n)   Also represents cost for federal income tax purposes.
(o) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.


12          SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS

February 29, 2008
(Unaudited)





                                                               PRINCIPAL
                                                                 AMOUNT
                                                    MATURITY     (000)          VALUE
-----------------------------------------------------------------------------------------

COMMERCIAL PAPER-69.73%(A)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/LEASES-0.36%

Fountain Square Commercial Funding Corp. 3.40%(b)   03/27/08    $ 30,000   $   29,926,333
=========================================================================================


ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-3.49%

Old Line Funding, LLC
  3.13%(b)                                          04/02/08      53,426       53,277,357
-----------------------------------------------------------------------------------------
  3.40%(b)                                          03/11/08      50,000       49,952,778
-----------------------------------------------------------------------------------------
Thunder Bay Funding, LLC
  3.12%(b)                                          04/08/08      75,000       74,753,000
-----------------------------------------------------------------------------------------
  3.30%(b)                                          03/12/08      60,491       60,430,005
-----------------------------------------------------------------------------------------
  3.40%(b)                                          03/11/08      54,151       54,099,857
=========================================================================================
                                                                              292,512,997
=========================================================================================


ASSET-BACKED SECURITIES-FULLY BACKED-2.68%

Curzon Funding Ltd./LLC (CEP-American
  International Group Inc.)
  3.25%(b)                                          03/19/08      50,000       49,918,750
-----------------------------------------------------------------------------------------
  3.32%(b)                                          04/01/08      75,000       74,785,583
-----------------------------------------------------------------------------------------
  3.40%(b)                                          03/28/08     100,000       99,745,000
=========================================================================================
                                                                              224,449,333
=========================================================================================


ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-3.96%

Concord Minutemen Capital Co., LLC-Series A
  (Multi CEP's-Liberty Hampshire Co., LLC; agent)
  3.30%(b)                                          03/12/08      20,000       19,979,833
-----------------------------------------------------------------------------------------
  3.35%(b)                                          04/18/08      26,392       26,274,116
-----------------------------------------------------------------------------------------
  3.50%(b)                                          03/20/08     100,000       99,815,278
-----------------------------------------------------------------------------------------
Crown Point Capital Co., LLC-Series A
  (Multi CEP's-Liberty Hampshire Co. LLC; agent)
  3.30%(b)                                          03/19/08      10,000        9,983,500
-----------------------------------------------------------------------------------------
  3.40%(b)                                          04/15/08      10,000        9,957,500
-----------------------------------------------------------------------------------------
  3.50%(b)                                          03/19/08      50,000       49,912,500
-----------------------------------------------------------------------------------------
Long Lane Master Trust IV-Series A, (CEP-Bank of
  America N.A.) 3.15%(b)                            03/10/08      21,600       21,582,990
-----------------------------------------------------------------------------------------
Variable Funding Capital Co., LLC (CEP-Wachovia
  Bank N.A.)
  3.13%(b)                                          04/01/08      20,000       19,946,094
-----------------------------------------------------------------------------------------
  3.20%(b)                                          03/19/08      75,000       74,880,000
=========================================================================================
                                                                              332,331,811
=========================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-23.78%

Amsterdam Funding Corp.
  3.95%(b)                                          03/13/08      50,000       49,934,167
-----------------------------------------------------------------------------------------
  4.40%(b)                                          03/06/08      81,700       81,650,072
-----------------------------------------------------------------------------------------
  4.45%(b)                                          03/07/08      34,000       33,974,783
-----------------------------------------------------------------------------------------
Atlantic Asset Securitization LLC
  3.15%(b)                                          03/24/08      75,000       74,849,062
-----------------------------------------------------------------------------------------
  3.22%(b)                                          04/28/08      75,000       74,610,917
-----------------------------------------------------------------------------------------
  3.32%(b)                                          03/25/08      34,855       34,777,854
-----------------------------------------------------------------------------------------
  3.90%(b)                                          03/17/08     100,000       99,826,667
-----------------------------------------------------------------------------------------
  3.92%(b)                                          03/14/08      96,050       95,914,036
-----------------------------------------------------------------------------------------
Barton Capital LLC
  4.00%(b)                                          03/06/08      50,000       49,972,222
-----------------------------------------------------------------------------------------
  4.15%(b)                                          03/05/08      50,000       49,976,944
-----------------------------------------------------------------------------------------
Clipper Receivables Co., LLC
  3.20%(b)                                          03/03/08     100,000       99,982,222
-----------------------------------------------------------------------------------------
  3.35%(b)(c)                                       03/03/08     100,000       99,981,389
-----------------------------------------------------------------------------------------
CRC Funding, LLC
  4.20%(b)                                          03/11/08      50,000       49,941,667
-----------------------------------------------------------------------------------------
  4.32%(b)                                          03/04/08      75,000       74,973,000
-----------------------------------------------------------------------------------------
  4.45%(b)                                          03/03/08     100,000       99,975,278
-----------------------------------------------------------------------------------------
Fairway Finance Co., LLC
  3.20%(b)                                          03/14/08      75,000       74,913,333
-----------------------------------------------------------------------------------------
  3.25%(b)                                          04/25/08      30,000       29,851,042
-----------------------------------------------------------------------------------------
  3.34%(b)                                          03/14/08      54,000       53,934,870
-----------------------------------------------------------------------------------------
  3.40%(b)                                          03/13/08     100,000       99,886,667
-----------------------------------------------------------------------------------------
  3.95%(b)                                          03/07/08      50,000       49,967,083
-----------------------------------------------------------------------------------------
Gemini Securitization Corp. LLC
  3.12%(b)                                          04/07/08      50,000       49,839,667
-----------------------------------------------------------------------------------------
  3.15%(b)                                          03/04/08      50,143       50,129,837
-----------------------------------------------------------------------------------------
  3.17%(b)                                          03/20/08      75,000       74,874,521
-----------------------------------------------------------------------------------------
  3.30%(b)                                          03/10/08      95,000       94,921,625
-----------------------------------------------------------------------------------------
Sheffield Receivables Corp.
  3.12%(b)                                          03/25/08      50,000       49,896,167
-----------------------------------------------------------------------------------------
  3.14%(b)                                          04/07/08      51,500       51,333,798
-----------------------------------------------------------------------------------------
  3.15%(b)                                          04/07/08      75,000       74,757,188
-----------------------------------------------------------------------------------------
  3.38%(b)                                          03/03/08      50,000       49,990,611
-----------------------------------------------------------------------------------------
Windmill Funding Corp.
  4.40%(b)                                          03/06/08      43,750       43,723,264
-----------------------------------------------------------------------------------------
  4.45%(b)                                          03/07/08      75,000       74,944,375
=========================================================================================
                                                                            1,993,304,328
=========================================================================================



13          SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                               PRINCIPAL
                                                                 AMOUNT
                                                    MATURITY     (000)          VALUE
-----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-TRADE RECEIVABLES-2.23%

CAFCO, LLC
  3.60%(b)                                          03/18/08    $ 50,000   $   49,915,000
-----------------------------------------------------------------------------------------
  3.92%(b)                                          03/18/08      36,915       36,846,666
-----------------------------------------------------------------------------------------
  3.94%(b)                                          03/12/08     100,000       99,879,611
=========================================================================================
                                                                              186,641,277
=========================================================================================


CONSUMER FINANCE-9.06%

American Express Credit Corp.
  2.98%                                             04/18/08      75,000       74,702,000
-----------------------------------------------------------------------------------------
  3.14%                                             03/13/08      25,000       24,973,833
-----------------------------------------------------------------------------------------
  4.32%                                             03/05/08     100,000       99,952,000
-----------------------------------------------------------------------------------------
American Honda Finance Corp.
  3.00%                                             03/10/08     102,000      101,923,500
-----------------------------------------------------------------------------------------
  3.50%                                             03/12/08      24,000       23,974,333
-----------------------------------------------------------------------------------------
  3.80%                                             03/12/08       5,000        4,994,194
-----------------------------------------------------------------------------------------
  3.80%                                             03/14/08      40,000       39,945,111
-----------------------------------------------------------------------------------------
Toyota Motor Credit Corp.
  2.86%                                             04/21/08      50,000       49,797,417
-----------------------------------------------------------------------------------------
  2.88%                                             04/25/08      75,000       74,670,000
-----------------------------------------------------------------------------------------
  2.90%                                             04/10/08     100,000       99,677,778
-----------------------------------------------------------------------------------------
  2.99%                                             03/28/08      50,000       49,887,875
-----------------------------------------------------------------------------------------
  3.02%                                             03/26/08      75,000       74,842,708
-----------------------------------------------------------------------------------------
  3.83%                                             03/13/08      40,000       39,948,933
=========================================================================================
                                                                              759,289,682
=========================================================================================


DIVERSIFIED BANKS-17.07%

Bank of America Corp.
  2.95%                                             04/16/08     100,000       99,623,056
-----------------------------------------------------------------------------------------
  2.95%                                             04/22/08     100,000       99,573,889
-----------------------------------------------------------------------------------------
  2.96%                                             04/21/08     100,000       99,580,667
-----------------------------------------------------------------------------------------
  2.99%                                             04/04/08      80,000       79,774,467
-----------------------------------------------------------------------------------------
Citigroup Funding Inc.
  3.02%                                             03/27/08      75,000       74,836,417
-----------------------------------------------------------------------------------------
  3.10%                                             04/10/08      80,000       79,724,444
-----------------------------------------------------------------------------------------
  3.10%                                             04/11/08      85,000       84,699,903
-----------------------------------------------------------------------------------------
  3.10%                                             04/14/08     100,000       99,621,111
-----------------------------------------------------------------------------------------
  3.10%                                             04/18/08      75,000       74,690,000
-----------------------------------------------------------------------------------------
JP Morgan Chase & Co.
  2.93%                                             04/11/08      90,000       89,699,675
-----------------------------------------------------------------------------------------
  2.96%                                             04/11/08      75,000       74,747,167
-----------------------------------------------------------------------------------------
  3.06%                                             03/06/08      50,000       49,978,750
-----------------------------------------------------------------------------------------
  3.10%                                             03/28/08     100,000       99,767,500
-----------------------------------------------------------------------------------------
  3.12%                                             03/25/08     100,000       99,792,000
-----------------------------------------------------------------------------------------
State Street Corp.
  2.92%                                             04/09/08      50,000       49,841,833
-----------------------------------------------------------------------------------------
  3.04%                                             03/04/08      75,000       74,981,000
-----------------------------------------------------------------------------------------
Wells Fargo & Co.
  3.17%                                             03/18/08     100,000       99,850,306
=========================================================================================
                                                                            1,430,782,185
=========================================================================================


DIVERSIFIED CAPITAL MARKETS-1.19%

Merrill Lynch & Co. Inc. 3.15%                      03/24/08     100,000       99,798,750
=========================================================================================


INDUSTRIAL CONGLOMERATES-1.67%

General Electric Co.
  3.00%                                             03/27/08     100,000       99,783,333
-----------------------------------------------------------------------------------------
  3.85%                                             03/14/08      40,000       39,944,389
=========================================================================================
                                                                              139,727,722
=========================================================================================


MULTI-LINE INSURANCE-2.76%

AIG Funding, Inc. 2.86%                             04/17/08      25,000       24,906,653
-----------------------------------------------------------------------------------------
Hartford Financial Services Group
  2.97%(b)                                          04/09/08      32,170       32,066,493
-----------------------------------------------------------------------------------------
Prudential Funding, LLC
  2.89%                                             04/11/08      75,000       74,753,146
-----------------------------------------------------------------------------------------
  3.00%                                             03/26/08     100,000       99,791,667
=========================================================================================
                                                                              231,517,959
=========================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-1.48%

General Electric Capital Services Inc.
  2.89%                                             04/18/08      75,000       74,711,000
-----------------------------------------------------------------------------------------
  2.91%                                             04/21/08      50,000       49,793,875
=========================================================================================
                                                                              124,504,875
=========================================================================================
     Total Commercial Paper (Cost $5,844,787,252)                           5,844,787,252
=========================================================================================



MASTER NOTE AGREEMENTS-9.28%(d)

Goldman Sachs Credit Partners L.P. (Acquired
  02/26/08; Cost: $300,000,000)
  3.25%(b)(e)(f)                                    04/25/08     300,000      300,000,000
-----------------------------------------------------------------------------------------
Lehman Brothers Inc.,
  3.28%(b)(c)(f)(g)                                       --     200,000      200,000,000
-----------------------------------------------------------------------------------------
  3.33%(b)(c)(f)(g)                                       --      23,000       23,000,000
-----------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  3.33%(b)(c)(f)(g)                                       --     255,000      255,000,000
=========================================================================================
     Total Master Note Agreements (Cost
       $778,000,000)                                                          778,000,000
=========================================================================================



CERTIFICATES OF DEPOSIT-1.79%

Comerica Bank
  3.14%                                             04/03/08      50,000       50,000,000
-----------------------------------------------------------------------------------------
  3.14%                                             04/04/08     100,000      100,000,000
=========================================================================================
     Total Certificates of Deposit (Cost
       $150,000,000)                                                          150,000,000
=========================================================================================



14          SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                               PRINCIPAL
                                                                 AMOUNT
                                                    MATURITY     (000)          VALUE
-----------------------------------------------------------------------------------------

BANK NOTES-0.89%

DIVERSIFIED BANKS-0.89%

Wells Fargo Bank, N.A. 3.05% (Cost $75,000,000)     03/17/08    $ 75,000   $   75,000,000
=========================================================================================



U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-0.50%

FEDERAL HOME LOAN BANK (FHLB)-0.50%

Unsec. Disc. Notes, 2.00%(a)(c)
(Cost $41,495,389)                                  03/03/08      41,500       41,495,389
=========================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-82.19% (Cost $6,889,282,641)                                  6,889,282,641
_________________________________________________________________________________________
=========================================================================================






                                                      REPURCHASE
                                                        AMOUNT

REPURCHASE AGREEMENTS-18.06%(H)

Barclays Capital Inc., Joint agreement dated
  02/29/08, aggregate maturing value
  $1,000,265,000 (collateralized by U.S.
  Government sponsored obligations valued at
  $1,020,000,000; 4.50%-7.50%, 11/01/18-11/01/47)
  3.18%, 03/03/08                                     250,066,250      250,000,000
----------------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $1,000,265,000 (collateralized by U.S.
  Government sponsored obligations valued at
  $1,020,000,000; 4.50%-7.00%, 08/01/18-01/01/38)
  3.18%, 03/03/08                                     813,696,046      813,479,474
----------------------------------------------------------------------------------
RBC Capital Markets Corp., Joint agreement dated
  02/29/08, maturing value $250,064,792
  (collateralized by U.S. Government sponsored
  obligations valued at $255,001,027; 3.50%-5.80%,
  02/12/10-01/14/15) 3.18%, 03/03/08                  400,106,000      400,000,000
----------------------------------------------------------------------------------
Societe Generale S.A., Joint agreement dated
  02/29/08, aggregate maturing value $150,038,875
  (collateralized by U.S. Government obligations
  valued at $153,002,461; 0%-4.80%, 05/02/08-
  10/15/23) 3.18%, 03/03/08                            50,013,250       50,000,000
==================================================================================
     Total Repurchase Agreements (Cost
       $1,513,479,474)                                               1,513,479,474
==================================================================================
TOTAL INVESTMENTS-100.25% (Cost
  $8,402,762,115)(i)(j)                                              8,402,762,115
==================================================================================
OTHER ASSETS LESS LIABILITIES-(0.25)%                                  (21,236,097)
==================================================================================
NET ASSETS-100.00%                                                  $8,381,526,018
__________________________________________________________________________________
==================================================================================



Investment Abbreviations:

CEP     - Credit Enhancement Provider
Disc.   - Discounted
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2008 was $3,869,232,572, which represented 46.16% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending on the timing of the demand.
(e) Security considered to be illiquid. The Fund is limited to investing 10 % of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at February 29, 2008 represented 3.58% of the Fund's Net Assets.
(f) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2008.
(g) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(h)   Principal amount equals value at period end. See Note 1J.
(i)   Also represents cost for federal income tax purposes.
(j) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.


15          SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO
SCHEDULE OF INVESTMENTS

February 29, 2008
(Unaudited)




                                                                 PRINCIPAL
                                                                   AMOUNT
                                                     MATURITY      (000)           VALUE
--------------------------------------------------------------------------------------------

U.S. TREASURY SECURITIES-29.96%

U.S. TREASURY BILLS-29.04%(A)

  4.08%                                              03/06/08     $100,000    $   99,943,333
--------------------------------------------------------------------------------------------
  4.24%                                              03/06/08      100,000        99,941,042
--------------------------------------------------------------------------------------------
  4.09%                                              03/13/08      100,000        99,863,633
--------------------------------------------------------------------------------------------
  4.07%                                              03/20/08      125,000       124,731,427
--------------------------------------------------------------------------------------------
  4.15%                                              03/20/08      125,000       124,726,215
--------------------------------------------------------------------------------------------
  3.00%                                              03/27/08      150,000       149,675,000
--------------------------------------------------------------------------------------------
  3.13%                                              03/27/08      150,000       149,661,458
--------------------------------------------------------------------------------------------
  4.01%                                              04/03/08      100,000        99,632,417
--------------------------------------------------------------------------------------------
  4.14%                                              04/17/08      100,000        99,460,022
--------------------------------------------------------------------------------------------
  4.19%                                              04/17/08      100,000        99,452,972
--------------------------------------------------------------------------------------------
  2.92%                                              04/24/08      100,000        99,562,750
--------------------------------------------------------------------------------------------
  2.18%                                              05/08/08      250,000       248,969,611
--------------------------------------------------------------------------------------------
  2.25%                                              05/15/08      100,000        99,532,083
--------------------------------------------------------------------------------------------
  3.14%                                              05/15/08      100,000        99,345,833
--------------------------------------------------------------------------------------------
  2.24%                                              05/22/08      150,000       149,236,375
--------------------------------------------------------------------------------------------
  2.16%                                              06/05/08      100,000        99,425,333
--------------------------------------------------------------------------------------------
  3.20%                                              06/12/08      200,000       198,171,750
--------------------------------------------------------------------------------------------
  3.18%                                              06/19/08      100,000        99,026,806
--------------------------------------------------------------------------------------------
  3.28%                                              06/19/08      150,000       148,496,667
--------------------------------------------------------------------------------------------
  3.18%                                              06/26/08      100,000        98,966,337
--------------------------------------------------------------------------------------------
  3.33%                                              06/26/08      150,000       148,379,063
--------------------------------------------------------------------------------------------
  2.42%                                              07/03/08      100,000        99,168,167
--------------------------------------------------------------------------------------------
  2.27%                                              07/10/08      100,000        99,175,792
--------------------------------------------------------------------------------------------
  2.34%                                              07/10/08      100,000        99,150,319
--------------------------------------------------------------------------------------------
  2.44%                                              07/17/08      150,000       148,597,000
--------------------------------------------------------------------------------------------
  2.25%                                              07/24/08      100,000        99,093,347
--------------------------------------------------------------------------------------------
  2.07%                                              07/31/08      150,000       148,688,367
--------------------------------------------------------------------------------------------
  2.40%                                              07/31/08      150,000       148,483,167
--------------------------------------------------------------------------------------------
  2.08%                                              08/07/08      150,000       148,622,000
--------------------------------------------------------------------------------------------
  2.11%                                              08/14/08      150,000       148,544,042
--------------------------------------------------------------------------------------------
  2.11%                                              08/21/08      175,000       173,229,754
============================================================================================
                                                                               3,948,952,082
============================================================================================


U.S. TREASURY NOTES-0.92%

  2.63%                                              05/15/08      125,000       124,545,785
============================================================================================
     Total U.S. Treasury Securities (Cost
       $4,073,497,867)                                                         4,073,497,867
============================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-29.96% (Cost $4,073,497,867)                                     4,073,497,867
____________________________________________________________________________________________
============================================================================================





                                                       REPURCHASE
                                                         AMOUNT            VALUE
-------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-70.24%(b)

ABN AMRO Bank N.V., Agreement dated 02/29/08,
  maturing value $250,037,500 (collateralized by
  U.S. Government obligations valued at
  $255,000,392; 2.75%-5.50%, 02/28/13-08/15/28)
  1.80%, 03/03/08                                    $  250,037,500   $   250,000,000
-------------------------------------------------------------------------------------
Banc of America Securities LLC, Joint agreement
  dated 02/29/08, aggregate maturing value
  $150,020,625 (collateralized by U.S. Government
  obligations valued at $153,000,901; 2.00%-6.25%,
  02/28/10-08/15/23) 1.65%, 03/03/08                        507,439           507,369
-------------------------------------------------------------------------------------
Banc of America Securities LLC, Joint agreement
  dated 02/29/08, aggregate maturing value
  $650,089,375 (collateralized by U.S. Government
  obligations valued at $663,000,146; 2.00%-5.13%,
  07/31/09-06/30/11) 1.65%, 03/03/08                    650,089,375       650,000,000
-------------------------------------------------------------------------------------
Barclays Capital Inc., Agreement dated 02/29/08,
  maturing value $1,000,150,000 (collateralized by
  U.S. Government obligations valued at
  $1,020,000,063; 2.63%-6.00%; 05/15/08-07/15/12)
  1.80%, 03/03/08                                     1,000,150,000     1,000,000,000
-------------------------------------------------------------------------------------
BNP Paribas Securities Corp., Agreement dated
  02/29/08, maturing value $700,105,000
  (collateralized by U.S. Government obligations
  valued at $714,000,343; 2.00%-2.50%, 01/15/14-
  07/15/16) 1.80%, 03/03/08                             700,105,000       700,000,000
-------------------------------------------------------------------------------------
CIBC World Markets, Inc., Agreement dated
  02/29/08, maturing value $100,015,000
  (collateralized by U.S. Government obligations
  valued at $102,001,384; 3.13%-6.00%, 09/15/08-
  05/15/37) 1.80%, 03/03/08                             100,015,000       100,000,000
-------------------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $650,000,984 (collateralized by U.S. Government
  obligations valued at $663,001,003; 2.38%-5.13%;
  05/31/08-01/15/25) 1.75%, 03/03/08                    500,072,917       500,000,000
-------------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Agreement
  dated 02/29/08, maturing value $500,075,000
  (collateralized by U.S. Government obligations
  valued at $510,002,048; 7.50%-8.00%, 11/15/21-
  11/15/24) 1.80%, 03/03/08                             500,075,000       500,000,000
-------------------------------------------------------------------------------------
Deutsche Bank Securities Inc., Agreement dated
  02/29/08, maturing value $1,700,255,000
  (collateralized by U.S. Government obligations
  valued at $1,734,000,924; 0%-8.50%, 06/26/08-
  08/15/28) 1.80%, 03/03/08                           1,700,255,000     1,700,000,000
-------------------------------------------------------------------------------------

16          SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO



                                                       REPURCHASE
                                                         AMOUNT            VALUE
-------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Fortis Securities LLC, Agreement dated 02/29/08,
  maturing value $1,000,150,000 (collateralized by
  U.S. Government obligations valued at
  $1,020,000,801; 2.00%- 8.88%, 04/15/12-02/15/38)
  1.80%, 03/03/08                                    $1,000,150,000    $1,000,000,000
-------------------------------------------------------------------------------------
Greenwich Capital Markets, Inc., Agreement dated
  02/29/08, maturing value $500,077,083
  (collateralized by U.S. Government obligations
  valued at $510,004,220; 1.63%-4.25%, 01/15/09-
  04/15/32) 1.85%, 03/03/08                             500,077,083       500,000,000
-------------------------------------------------------------------------------------
Harris Nesbitt Corp., Agreement dated 02/29/08,
  maturing value $200,030,000 (collateralized by
  U.S. Government obligations valued at
  $204,000,411; 5.50%-7.13%, 02/15/23-08/15/28)
  1.80%, 03/03/08                                       200,030,000       200,000,000
-------------------------------------------------------------------------------------
JPMorgan Securities Inc., Joint agreement dated
  02/29/08, aggregate maturing value $650,097,500
  (collateralized by U.S. Government obligations
  valued at $663,007,984; 3.25%-5.00%, 12/31/09-
  02/15/12) 1.80%, 03/03/08                             500,075,000       500,000,000
-------------------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.,
  Agreement dated 02/29/08, maturing value
  $500,072,917 (collateralized by U.S. Government
  obligations valued at $510,000,285; 4.25%-5.63%,
  05/15/08-08/15/14) 1.75%, 03/03/08                    500,072,917       500,000,000
-------------------------------------------------------------------------------------
Morgan Stanley, Agreement dated 02/29/08, maturing
  value $250,037,500 (collateralized by a U.S.
  Government obligation valued at $255,495,417;
  1.63%, 01/15/18) 1.80%, 03/03/08                      250,037,500       250,000,000
-------------------------------------------------------------------------------------
Societe Generale S.A., Agreement dated 02/29/08,
  maturing value $200,035,833 (collateralized by
  U.S. Government obligations valued at
  $204,000,458; 0%-3.13%, 08/28/08-11/30/09)
  2.15%, 03/03/08                                       200,035,833       200,000,000
-------------------------------------------------------------------------------------
Societe Generale S.A., Agreement dated 02/29/08,
  maturing value $500,075,000 (collateralized by
  U.S. Government obligations valued at
  $510,000,493; 3.63%-7.63%, 02/15/25-04/15/28)
  1.80%, 03/03/08                                       500,075,000       500,000,000
-------------------------------------------------------------------------------------
UBS Securities LLC, Agreement dated 02/29/08,
  maturing value $500,075,000 (collateralized by
  U.S. Government obligations valued at
  $510,001,115; 0.00%, 11/15/19-08/15/34) 1.80%,
  03/03/08                                              500,075,000       500,000,000
=====================================================================================
     Total Repurchase Agreements (Cost
       $9,550,507,369)                                                  9,550,507,369
=====================================================================================
TOTAL INVESTMENTS-100.20% (Cost
  $13,624,005,236)(c)                                                  13,624,005,236
=====================================================================================
OTHER ASSETS LESS LIABILITIES-(0.20)%                                     (26,606,821)
=====================================================================================
NET ASSETS-100.00%                                                    $13,597,398,415
_____________________________________________________________________________________
=====================================================================================



Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)   Principal amount equals value at period end. See Note 1J.
(c)   Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.


17          SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO
SCHEDULE OF INVESTMENTS

February 29, 2008
(Unaudited)




                                                              PRINCIPAL
                                                                AMOUNT
                                                    MATURITY    (000)          VALUE
----------------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-51.52%

FEDERAL FARM CREDIT BANK (FFCB)-4.49%

Floating Rate Bonds(a)
  3.00%                                             05/02/08   $ 30,000   $   29,998,993
----------------------------------------------------------------------------------------
  3.07%                                             01/14/09    100,000       99,991,398
----------------------------------------------------------------------------------------
  3.04%                                             03/17/09     75,000       75,000,000
========================================================================================
                                                                             204,990,391
========================================================================================


FEDERAL HOME LOAN BANK (FHLB)-32.62%

Unsec. Bonds
  2.82%                                             06/30/08     29,500       29,500,000
----------------------------------------------------------------------------------------
  2.85%                                             07/01/08     30,000       30,000,000
----------------------------------------------------------------------------------------
  4.57%                                             11/28/08     75,000       75,000,000
----------------------------------------------------------------------------------------
  2.90%                                             02/27/09     60,000       60,000,000
----------------------------------------------------------------------------------------
  2.85%                                             03/04/09    100,000      100,000,000
----------------------------------------------------------------------------------------
Unsec. Disc. Notes(b)
  2.70%                                             05/14/08     70,000       69,611,500
----------------------------------------------------------------------------------------
  4.16%                                             05/14/08     46,433       46,035,469
----------------------------------------------------------------------------------------
  2.71%                                             05/23/08     50,000       49,687,597
----------------------------------------------------------------------------------------
  4.16%                                             05/28/08     20,500       20,291,789
----------------------------------------------------------------------------------------
  4.14%                                             06/18/08     38,000       37,523,670
----------------------------------------------------------------------------------------
  2.57%                                             07/30/08    105,000      103,868,129
----------------------------------------------------------------------------------------
Unsec. Floating Rate Bonds(a)
  3.26%                                             12/12/08     25,000       25,000,000
----------------------------------------------------------------------------------------
  3.11%                                             02/13/09     75,000       75,000,000
----------------------------------------------------------------------------------------
  3.02%                                             02/17/09     95,000       95,000,000
----------------------------------------------------------------------------------------
  2.87%                                             02/27/09     75,000       75,031,894
----------------------------------------------------------------------------------------
  4.69%                                             03/26/09    100,000      100,000,000
----------------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds(a)
  2.94%                                             08/15/08     80,000       80,023,319
----------------------------------------------------------------------------------------
  2.93%                                             08/21/08    100,000      100,039,199
----------------------------------------------------------------------------------------
  4.84%                                             09/17/08     50,000       49,987,900
----------------------------------------------------------------------------------------
  3.24%                                             02/19/09     75,000       75,000,000
----------------------------------------------------------------------------------------
  2.88%                                             05/27/09    132,000      132,056,455
----------------------------------------------------------------------------------------
Unsec. Global Bonds
  3.00%                                             03/04/09     60,000       60,000,000
========================================================================================
                                                                           1,488,656,921
========================================================================================


FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-6.18%

Series M006, Class A, Taxable
  Multi-Family VRD Ctfs.
  3.12%(c)                                          10/15/45     20,977       20,977,125
----------------------------------------------------------------------------------------
Sr. Unsec. Disc. Notes(b)
  4.18%                                             04/25/08     50,000       49,680,694
----------------------------------------------------------------------------------------
  4.03%                                             05/23/08     43,051       42,650,996
----------------------------------------------------------------------------------------
Sr. Unsec. Floating Rate Medium Term Notes
  2.97%(a)                                          03/26/08     18,000       17,999,747
----------------------------------------------------------------------------------------
Sr. Unsec. Medium Term Notes
  4.16%                                             01/09/09     54,000       54,000,000
----------------------------------------------------------------------------------------
  2.80%                                             02/12/09     97,000       97,000,000
========================================================================================
                                                                             282,308,562
========================================================================================


FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-8.23%

Sr. Unsec. Disc. Notes(b)
  4.19%                                             03/05/08     50,000       49,976,722
----------------------------------------------------------------------------------------
  4.24%                                             03/12/08     50,000       49,935,299
----------------------------------------------------------------------------------------
  4.16%                                             03/20/08     50,000       49,890,222
----------------------------------------------------------------------------------------
  4.21%                                             04/07/08     50,000       49,783,653
----------------------------------------------------------------------------------------
  4.99%                                             04/25/08     30,000       29,771,521
----------------------------------------------------------------------------------------
  5.00%                                             05/12/08     30,000       29,700,000
----------------------------------------------------------------------------------------
  5.01%                                             05/12/08     20,000       19,799,600
----------------------------------------------------------------------------------------
  4.01%                                             06/04/08     73,000       72,227,518
----------------------------------------------------------------------------------------
  5.01%                                             06/06/08     25,000       24,662,521
========================================================================================
                                                                             375,747,056
========================================================================================
     Total U.S. Government Sponsored Agency
       Securities (Cost $2,351,702,930)                                    2,351,702,930
========================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-51.52% (Cost $2,351,702,930)                                 2,351,702,930
________________________________________________________________________________________
========================================================================================





                                                      REPURCHASE
                                                        AMOUNT

REPURCHASE AGREEMENTS-52.14%(D)

ABN AMRO Bank N.V., Joint agreement dated
  02/29/08, aggregate maturing value $250,064,167
  (collateralized by U.S. Government sponsored
  obligations valued at $255,003,204; 0%-6.63%,
  04/04/08-05/12/20) 3.08%, 03/03/08                  230,059,033      230,000,000
----------------------------------------------------------------------------------
Banc of America Securities LLC, Joint agreement
  dated 02/29/08, aggregate maturing value
  $250,063,750 (collateralized by U.S. Government
  sponsored obligations valued at $255,000,681;
  0%-5.25%, 05/27/08-01/16/09) 3.06%, 03/03/08        230,058,650      230,000,000
----------------------------------------------------------------------------------

18          SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                      REPURCHASE
                                                        AMOUNT           VALUE
----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Barclays Capital Inc., Joint agreement dated
  02/29/08, aggregate maturing value $303,571,795
  (collateralized by U.S. Government sponsored
  obligations valued at $309,563,501; 3.75%-5.13%,
  05/07/10-05/27/15) 3.11%, 03/03/08                 $195,050,538     $195,000,000
----------------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 02/29/08, aggregate maturing value
  $250,064,583 (collateralized by U.S. Government
  sponsored obligations valued at $255,000,277;
  3.75%-5.25%, 09/02/08-12/15/16) 3.10%, 03/03/08     230,059,417      230,000,000
----------------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $250,064,583 (collateralized by U.S. Government
  sponsored obligations valued at $255,000,662;
  4.57%-6.63%, 04/18/08-11/15/30) 3.10%, 03/03/08     230,059,417      230,000,000
----------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
  agreement dated 02/29/08, aggregate maturing
  value $250,064,792 (collateralized by a U.S.
  Government sponsored obligation valued at
  $255,001,692; 0%, 08/27/08) 3.11%, 03/03/08         175,045,354      175,000,000
----------------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint agreement
  dated 02/29/08, aggregate maturing value
  $300,077,500 (collateralized by U.S. Government
  sponsored obligations valued at $306,000,622;
  2.75%-6.25%, 03/15/08-06/01/37) 3.10%, 03/03/08      74,689,218       74,669,928
----------------------------------------------------------------------------------
Fortis Securities LLC, Joint agreement dated
  02/29/08, aggregate maturing value $275,070,813
  (collateralized by U.S. Government sponsored
  obligations valued at $280,500,187; 0%-5.25%,
  05/05/08-06/05/17) 3.09%, 03/03/08                  255,065,663      255,000,000
----------------------------------------------------------------------------------
RBC Capital Markets Corp., Joint agreement dated
  02/29/08, aggregate maturing value $250,064,792
  (collateralized by U.S. Government sponsored
  obligations valued at $255,001,027; 3.50%-5.80%,
  02/12/10-01/14/15) 3.11%, 03/03/08                  150,038,875      150,000,000
----------------------------------------------------------------------------------
Societe Generale S.A., Joint agreement dated
  02/29/08, aggregate maturing value $150,038,875
  (collateralized by U.S. Government sponsored
  obligations valued at $153,002,461; 0%-4.80%,
  05/02/08-10/15/23) 3.11%, 03/03/08                  130,033,692      130,000,000
----------------------------------------------------------------------------------
Wachovia Bank, N.A., Joint agreement dated
  02/29/08, aggregate maturing value $500,128,750
  (collateralized by U.S. Government sponsored
  obligations valued at $510,000,238; 0%-7.25%,
  07/15/09-03/14/36) 3.09%, 03/03/08                  480,123,600      480,000,000
==================================================================================
     Total Repurchase Agreements (Cost
       $2,379,669,928)                                               2,379,669,928
==================================================================================
TOTAL INVESTMENTS-103.66% (Cost $4,731,372,858)(e)                   4,731,372,858
==================================================================================
OTHER ASSETS LESS LIABILITIES-(3.66)%                                 (167,101,562)
==================================================================================
NET ASSETS-100.00%                                                  $4,564,271,296
__________________________________________________________________________________
==================================================================================



Investment Abbreviations:

Ctfs.   - Certificates
Disc.   - Discounted
Sr.     - Senior
Unsec.  - Unsecured
VRD     - Variable Rate Demand


Notes to Schedule of Investments:
(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2008.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2008.
(d)  Principal amount equals value at period end. See Note 1J.
(e)  Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.


19          SHORT-TERM INVESTMENTS TRUST

GOVERNMENT TAXADVANTAGE PORTFOLIO
SCHEDULE OF INVESTMENTS

February 29, 2008
(Unaudited)




                                                               PRINCIPAL
                                                                 AMOUNT
                                                    MATURITY     (000)         VALUE
---------------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-102.22%

FEDERAL FARM CREDIT BANK (FFCB)-10.07%

Floating Rate Bonds,(a) 3.00%                       05/02/08    $ 20,000   $ 19,999,329
---------------------------------------------------------------------------------------
2.99%                                               10/27/08      35,000     34,999,864
---------------------------------------------------------------------------------------
3.04%                                               03/17/09      40,000     40,000,000
=======================================================================================
                                                                             94,999,193
=======================================================================================


FEDERAL HOME LOAN BANK (FHLB)-92.15%

Unsec. Bonds,
  2.82%                                             06/30/08      20,000     20,000,000
---------------------------------------------------------------------------------------
  4.57%                                             11/28/08      10,000     10,000,000
---------------------------------------------------------------------------------------
  2.90%                                             02/27/09      20,000     20,000,000
---------------------------------------------------------------------------------------
  2.85%                                             03/04/09      10,000     10,000,000
---------------------------------------------------------------------------------------
Unsec. Disc. Notes,(b)
  2.00%(c)                                          03/03/08     258,500    258,471,278
---------------------------------------------------------------------------------------
  2.83%                                             03/05/08       7,562      7,559,622
---------------------------------------------------------------------------------------
  4.61%                                             03/05/08       6,193      6,189,828
---------------------------------------------------------------------------------------
  2.85%                                             03/10/08      50,000     49,964,375
---------------------------------------------------------------------------------------
  2.85%                                             03/19/08     152,663    152,445,455
---------------------------------------------------------------------------------------
  2.89%                                             03/24/08      27,110     27,059,944
---------------------------------------------------------------------------------------
  3.01%                                             03/28/08      20,000     19,954,850
---------------------------------------------------------------------------------------
  2.75%                                             04/09/08      15,000     14,955,313
---------------------------------------------------------------------------------------
  2.68%                                             04/11/08      25,000     24,923,694
---------------------------------------------------------------------------------------
  4.19%                                             04/30/08      16,000     15,888,267
---------------------------------------------------------------------------------------
  2.66%                                             05/09/08      10,000      9,949,017
---------------------------------------------------------------------------------------
  2.70%                                             05/14/08      28,000     27,844,600
---------------------------------------------------------------------------------------
  4.16%                                             05/14/08      15,000     14,871,579
---------------------------------------------------------------------------------------
  2.71%                                             05/23/08      10,000      9,937,519
---------------------------------------------------------------------------------------
  2.57%                                             07/30/08      15,000     14,838,304
---------------------------------------------------------------------------------------
Unsec. Floating Rate Bonds,(a)
  3.11%                                             11/20/08      50,000     50,000,000
---------------------------------------------------------------------------------------
  3.26%                                             12/12/08      20,000     20,000,000
---------------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,(a)
  2.97%                                             03/14/08      15,000     14,999,810
---------------------------------------------------------------------------------------
  2.94%                                             08/15/08      20,000     20,005,830
---------------------------------------------------------------------------------------
  2.93%                                             08/21/08      10,000     10,003,920
---------------------------------------------------------------------------------------
  4.84%                                             09/17/08      10,000      9,997,580
---------------------------------------------------------------------------------------
  3.24%                                             02/19/09      20,000     20,000,000
---------------------------------------------------------------------------------------
Unsec. Global Bonds,
  3.00%                                             03/04/09      10,000     10,000,000
=======================================================================================
                                                                            869,860,785
=======================================================================================
TOTAL INVESTMENTS(d)-102.22% (Cost $964,859,978)                            964,859,978
=======================================================================================
OTHER ASSETS LESS LIABILITIES-(2.22)%                                       (20,925,073)
=======================================================================================
NET ASSETS-100.00%                                                         $943,934,905
_______________________________________________________________________________________
=======================================================================================



Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2008.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d)   Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.


20          SHORT-TERM INVESTMENTS TRUST

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2008
(Unaudited)




                                                                                                     GOVERNMENT &     GOVERNMENT
                                                LIQUID ASSETS      STIC PRIME         TREASURY          AGENCY       TAXADVANTAGE
                                                  PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO       PORTFOLIO
--------------------------------------------   ---------------   --------------   ---------------   --------------   ------------

ASSETS:

Investments, at value                          $21,118,522,527   $6,889,282,641   $ 4,073,497,867   $2,351,702,930   $964,859,978
============================================   ===============   ==============   ===============   ==============   ============
Repurchase agreements, at value                  4,415,174,767    1,513,479,474     9,550,507,369    2,379,669,928             --
============================================   ===============   ==============   ===============   ==============   ============
     Total investments                          25,533,697,294    8,402,762,115    13,624,005,236    4,731,372,858    964,859,978
============================================   ===============   ==============   ===============   ==============   ============
Cash                                                   570,281               --                --               --        135,229
============================================   ===============   ==============   ===============   ==============   ============
Receivables for:
  Investments sold                                   2,155,000               --                --        6,847,277        960,349
============================================   ===============   ==============   ===============   ==============   ============
  Interest                                          67,174,037        1,382,726         1,440,237               --             --
============================================   ===============   ==============   ===============   ==============   ============
  Fund expenses absorbed                                46,094            8,341            33,867           16,934             --
============================================   ===============   ==============   ===============   ==============   ============
Investment for trustee deferred compensation
  and retirement plans                                 561,967          283,174           206,180           78,129         52,166
============================================   ===============   ==============   ===============   ==============   ============
Other assets                                           107,938          193,813           123,854           55,926         47,334
============================================   ===============   ==============   ===============   ==============   ============
     Total assets                               25,604,312,611    8,404,630,169    13,625,809,374    4,738,371,124    966,055,056
============================================   ===============   ==============   ===============   ==============   ============


LIABILITIES:

Payables for:
  Investments purchased                            337,254,491               --                --      160,000,000     20,000,000
============================================   ===============   ==============   ===============   ==============   ============
  Amount due custodian                                      --            9,080                --        1,683,340             --
============================================   ===============   ==============   ===============   ==============   ============
  Dividends                                         74,720,750       21,184,159        26,475,476       11,671,165      1,926,451
============================================   ===============   ==============   ===============   ==============   ============
Trustee deferred compensation and retirement
  plans                                              2,372,096        1,015,790           767,429          289,677         83,588
============================================   ===============   ==============   ===============   ==============   ============
Accrued distribution fees                              621,918          599,543           876,183          303,535         41,276
============================================   ===============   ==============   ===============   ==============   ============
Accrued trustees' and officer's fees and
  benefits                                              54,856           18,560            20,224           10,365          3,300
============================================   ===============   ==============   ===============   ==============   ============
Accrued transfer agent fees                            182,361           58,066            93,135           32,342          5,138
============================================   ===============   ==============   ===============   ==============   ============
Accrued operating expenses                             432,365          218,953           178,512          109,404         60,398
============================================   ===============   ==============   ===============   ==============   ============
     Total liabilities                             415,638,837       23,104,151        28,410,959      174,099,828     22,120,151
============================================   ===============   ==============   ===============   ==============   ============
Net assets applicable to shares outstanding    $25,188,673,774   $8,381,526,018   $13,597,398,415   $4,564,271,296   $943,934,905
============================================   ===============   ==============   ===============   ==============   ============


NET ASSETS CONSIST OF:

Shares of beneficial interest                  $25,186,459,283   $8,380,746,803   $13,595,480,735   $4,564,018,124   $943,919,991
============================================   ===============   ==============   ===============   ==============   ============
Undistributed net investment income                  2,056,836          779,259           320,499          244,231          4,636
============================================   ===============   ==============   ===============   ==============   ============
Undistributed net realized gain (loss)                 157,655              (44)        1,597,181            8,941         10,278
============================================   ===============   ==============   ===============   ==============   ============
                                               $25,188,673,774   $8,381,526,018   $13,597,398,415   $4,564,271,296   $943,934,905
============================================   ===============   ==============   ===============   ==============   ============



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21          SHORT-TERM INVESTMENTS TRUST

February 29, 2008
(Unaudited)


                                                                                                     GOVERNMENT &     GOVERNMENT
                                                LIQUID ASSETS      STIC PRIME         TREASURY          AGENCY       TAXADVANTAGE
                                                  PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO       PORTFOLIO
--------------------------------------------   ---------------   --------------   ---------------   --------------   ------------

NET ASSETS:

Institutional Class                            $19,152,295,803   $4,628,913,679   $ 4,818,424,382   $2,120,246,668   $690,811,599
============================================   ===============   ==============   ===============   ==============   ============
Private Investment Class                       $   985,695,331   $  768,972,214   $ 1,138,269,972   $  543,291,627   $ 39,996,218
============================================   ===============   ==============   ===============   ==============   ============
Personal Investment Class                      $    89,421,350   $  449,376,802   $   358,811,596   $   31,569,890   $ 12,443,030
============================================   ===============   ==============   ===============   ==============   ============
Cash Management Class                          $ 2,822,803,713   $1,621,233,257   $ 4,748,859,733   $  951,502,903   $ 47,478,690
============================================   ===============   ==============   ===============   ==============   ============
Reserve Class                                  $    26,663,356   $  118,084,854   $    71,672,086   $   85,549,634   $ 15,257,107
============================================   ===============   ==============   ===============   ==============   ============
Resource Class                                 $   890,921,115   $  519,633,163   $   514,359,409   $  308,684,033   $101,348,230
============================================   ===============   ==============   ===============   ==============   ============
Corporate Class                                $ 1,220,873,106   $  275,312,049   $ 1,947,001,237   $  523,426,541   $ 36,600,031
============================================   ===============   ==============   ===============   ==============   ============


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class                             19,150,458,390    4,629,426,001     4,817,669,314    2,120,138,245    690,777,544
============================================   ===============   ==============   ===============   ==============   ============
Private Investment Class                           985,658,050      769,086,563     1,138,112,267      543,253,826     40,020,116
============================================   ===============   ==============   ===============   ==============   ============
Personal Investment Class                           89,420,497      449,342,866       358,704,378       31,567,029     12,444,627
============================================   ===============   ==============   ===============   ==============   ============
Cash Management Class                            2,822,587,876    1,621,302,128     4,748,129,302      951,463,226     47,475,666
============================================   ===============   ==============   ===============   ==============   ============
Reserve Class                                       26,665,493      118,098,618        71,644,335       85,548,847     15,256,295
============================================   ===============   ==============   ===============   ==============   ============
Resource Class                                     890,865,835      519,608,201       514,275,226      308,658,163    101,349,138
============================================   ===============   ==============   ===============   ==============   ============
Corporate Class                                  1,220,802,640      275,312,410     1,946,935,469      523,424,020     36,599,991
============================================   ===============   ==============   ===============   ==============   ============
Net asset value, offering and redemption
  price per share for each class               $          1.00   $         1.00   $          1.00   $         1.00   $       1.00
============================================   ===============   ==============   ===============   ==============   ============
Cost of Investments                            $21,118,522,527   $6,889,282,641   $ 4,073,497,867   $2,351,702,930   $964,859,978
============================================   ===============   ==============   ===============   ==============   ============
Cost of Repurchase agreements                  $ 4,415,174,767   $1,513,479,474   $ 9,550,507,369   $2,379,669,928   $         --
============================================   ===============   ==============   ===============   ==============   ============
     Total Investments, at cost                $25,533,697,294   $8,402,762,115   $13,624,005,236   $4,731,372,858   $964,859,978
============================================   ===============   ==============   ===============   ==============   ============






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22          SHORT-TERM INVESTMENTS TRUST

STATEMENT OF OPERATIONS

For the six months ended February 29, 2008
(Unaudited)



                                                                                               GOVERNMENT &     GOVERNMENT
                                              LIQUID ASSETS     STIC PRIME       TREASURY         AGENCY       TAXADVANTAGE
                                                PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
-------------------------------------------   -------------    ------------    ------------    ------------    ------------

INVESTMENT INCOME:
Interest                                       $603,989,697    $172,393,043    $206,994,665     $86,528,830     $15,207,751
===========================================   =============    ============    ============    ============    ============


EXPENSES:

Advisory fees                                    18,752,586       5,488,671       8,002,957       1,935,972         539,182
===========================================   =============    ============    ============    ============    ============
Administrative services fees                        628,658         363,380         413,666         311,686         110,958
===========================================   =============    ============    ============    ============    ============
Custodian fees                                      586,106         150,541         229,217         101,099          17,857
===========================================   =============    ============    ============    ============    ============
Distribution fees:
  Private Investment Class                        2,351,320       1,737,854       2,577,810       1,390,163         106,919
===========================================   =============    ============    ============    ============    ============
  Personal Investment Class                         295,037       1,630,739       1,489,737         142,404          46,580
===========================================   =============    ============    ============    ============    ============
  Cash Management Class                           1,420,430         851,441       2,018,059         475,783          37,794
===========================================   =============    ============    ============    ============    ============
  Reserve Class                                     170,512         198,432         366,285         309,037          70,102
===========================================   =============    ============    ============    ============    ============
  Resource Class                                    920,043         548,253         460,895         286,770          75,965
===========================================   =============    ============    ============    ============    ============
  Corporate Class                                    92,637          45,763         143,824          58,414           1,530
===========================================   =============    ============    ============    ============    ============
Transfer agent fees                               1,125,155         329,320         480,177         174,237          31,744
===========================================   =============    ============    ============    ============    ============
Trustees' and officer's fees and benefits           411,193         131,980         144,705          62,504          18,001
===========================================   =============    ============    ============    ============    ============
Other                                               532,254         365,224         207,725         175,134         108,628
===========================================   =============    ============    ============    ============    ============
     Total expenses                              27,285,931      11,841,598      16,535,057       5,423,203       1,165,260
===========================================   =============    ============    ============    ============    ============
Less: Fees waived                                (8,302,742)     (3,847,109)     (5,027,526)     (1,217,021)       (495,852)
===========================================   =============    ============    ============    ============    ============
     Net expenses                                18,983,189       7,994,489      11,507,531       4,206,182         669,408
===========================================   =============    ============    ============    ============    ============
Net investment income                           585,006,508     164,398,554     195,487,134      82,322,648      14,538,343
===========================================   =============    ============    ============    ============    ============


REALIZED AND UNREALIZED GAIN FROM:

Net realized gain from investment
  securities                                      1,450,826           3,889       1,918,128              --           9,563
===========================================   =============    ============    ============    ============    ============
Net increase in net assets resulting from
  operations                                   $586,457,334    $164,402,443    $197,405,262     $82,322,648     $14,547,906
===========================================   =============    ============    ============    ============    ============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


23          SHORT-TERM INVESTMENTS TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 29, 2008 and the year ended August 31, 2007 (Unaudited)



                                                            LIQUID ASSETS PORTFOLIO                STIC PRIME PORTFOLIO
                                                      ----------------------------------    ---------------------------------
                                                        FEBRUARY 29,        AUGUST 31,       FEBRUARY 29,        AUGUST 31,
                                                            2008               2007              2008               2007
---------------------------------------------------   ----------------------------------    ---------------------------------

OPERATIONS:

  Net investment income                               $   585,006,508    $ 1,140,345,269    $  164,398,554    $   407,173,232
===================================================   ==================================    =================================
  Net realized gain                                         1,450,826            133,500             3,889                 --
===================================================   ==================================    =================================
     Net increase in net assets resulting from
       operations                                         586,457,334      1,140,478,769       164,402,443        407,173,232
===================================================   ==================================    =================================

Distributions to shareholders from net investment income:

  Institutional Class                                    (460,843,800)      (847,648,082)      (81,841,146)      (226,509,468)
===================================================   ==================================    =================================
  Private Investment Class                                (20,675,694)       (49,488,449)      (14,953,547)       (32,952,863)
===================================================   ==================================    =================================
  Personal Investment Class                                (1,625,478)        (3,210,986)       (8,840,590)       (16,145,867)
===================================================   ==================================    =================================
  Cash Management Class                                   (66,227,899)      (155,031,976)      (38,742,947)       (89,354,604)
===================================================   ==================================    =================================
  Reserve Class                                              (663,384)        (1,611,752)         (689,397)        (1,972,728)
===================================================   ==================================    =================================
  Resource Class                                          (20,837,197)       (58,030,918)      (12,208,813)       (23,002,200)
===================================================   ==================================    =================================
  Corporate Class                                         (14,134,650)       (25,322,944)       (7,122,118)       (17,235,487)
===================================================   ==================================    =================================
     Total distributions from net investment income      (585,008,102)    (1,140,345,107)     (164,398,558)      (407,173,217)
===================================================   ==================================    =================================

Distributions to shareholders from net realized gains:

  Institutional Class                                        (197,561)                --                --                 --
===================================================   ==================================    =================================
  Private Investment Class                                    (10,599)                --                --                 --
===================================================   ==================================    =================================
  Personal Investment Class                                      (899)                --                --                 --
===================================================   ==================================    =================================
  Cash Management Class                                       (26,909)                --                --                 --
===================================================   ==================================    =================================
  Reserve Class                                                  (320)                --                --                 --
===================================================   ==================================    =================================
  Resource Class                                               (9,119)                --                --                 --
===================================================   ==================================    =================================
  Corporate Class                                              (5,486)                --                --                 --
===================================================   ==================================    =================================
     Total distributions from net realized gains             (250,893)                --                --                 --
===================================================   ==================================    =================================
     Decrease in net assets resulting from
       distributions                                     (585,258,995)    (1,140,345,107)     (164,398,558)      (407,173,217)
===================================================   ==================================    =================================
Share transactions-net:

  Institutional Class                                   1,070,021,964      3,022,574,348     1,149,645,633     (1,244,349,920)
===================================================   ==================================    =================================
  Private Investment Class                                 99,890,680        (94,922,395)      136,159,362         41,516,502
===================================================   ==================================    =================================
  Personal Investment Class                                 8,013,696         16,970,552        39,436,809        110,746,298
===================================================   ==================================    =================================
  Cash Management Class                                  (575,219,289)       683,993,231      (525,294,235)       767,567,082
===================================================   ==================================    =================================
  Reserve Class                                           (12,582,438)        21,819,891        87,138,328        (24,940,348)
===================================================   ==================================    =================================
  Resource Class                                         (237,642,391)        39,400,419       (50,594,174)       244,901,202
===================================================   ==================================    =================================
  Corporate Class                                         584,621,126        579,576,967      (341,121,732)        90,752,256
===================================================   ==================================    =================================
     Net increase (decrease) in net assets
       resulting from share transactions                  937,103,348      4,269,413,013       495,369,991        (13,806,928)
===================================================   ==================================    =================================
     Net increase (decrease) in net assets                938,301,687      4,269,546,675       495,373,876        (13,806,913)
===================================================   ==================================    =================================


NET ASSETS:

  Beginning of period                                  24,250,372,087     19,980,825,412     7,886,152,142      7,899,959,055
===================================================   ==================================    =================================
  End of period*                                      $25,188,673,774    $24,250,372,087    $8,381,526,018    $ 7,886,152,142
===================================================   ==================================    =================================
  * Includes accumulated undistributed net
     investment income                                $     2,056,836    $     2,058,430    $      779,259    $       779,263
===================================================   ==================================    =================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


24          SHORT-TERM INVESTMENTS TRUST

For the six months ended February 29, 2008 and the year ended August 31, 2007 (Unaudited)


                                                                                                      GOVERNMENT &
                                                               TREASURY PORTFOLIO                   AGENCY PORTFOLIO
                                                       ---------------------------------    --------------------------------
                                                         FEBRUARY 29,       AUGUST 31,       FEBRUARY 29,       AUGUST 31,
                                                             2008              2007              2008              2007
----------------------------------------------------   ---------------------------------    --------------------------------

OPERATIONS:

  Net investment income                                $   195,487,134    $  273,024,418    $   82,322,648    $  146,639,855
====================================================   =================================    ================================
  Net realized gain                                          1,918,128         1,105,292                --            33,729
====================================================   =================================    ================================
     Net increase in net assets resulting from
       operations                                          197,405,262       274,129,710        82,322,648       146,673,584
====================================================   =================================    ================================
Distributions to shareholders from net investment
  income:

  Institutional Class                                      (70,283,739)     (104,584,939)      (34,213,881)      (65,418,169)
====================================================   =================================    ================================
  Private Investment Class                                 (18,463,178)      (42,516,106)      (11,488,013)      (25,343,990)
====================================================   =================================    ================================
  Personal Investment Class                                 (6,641,538)      (15,597,130)         (738,054)       (1,240,627)
====================================================   =================================    ================================
  Cash Management Class                                    (73,763,516)      (84,180,517)      (20,450,934)      (33,676,292)
====================================================   =================================    ================================
  Reserve Class                                             (1,098,187)       (4,039,498)       (1,040,465)       (1,159,978)
====================================================   =================================    ================================
  Resource Class                                            (8,498,503)      (18,042,317)       (6,106,487)      (15,724,904)
====================================================   =================================    ================================
  Corporate Class                                          (16,738,456)       (4,063,919)       (8,284,372)       (4,075,889)
====================================================   =================================    ================================
     Total distributions from net investment income       (195,487,117)     (273,024,426)      (82,322,206)     (146,639,849)
====================================================   =================================    ================================
Distributions to shareholders from net realized
  gains:

  Institutional Class                                         (473,796)               --                --                --
====================================================   =================================    ================================
  Private Investment Class                                    (118,403)               --                --                --
====================================================   =================================    ================================
  Personal Investment Class                                    (50,942)               --                --                --
====================================================   =================================    ================================
  Cash Management Class                                       (448,296)               --                --                --
====================================================   =================================    ================================
  Reserve Class                                                 (8,834)               --                --                --
====================================================   =================================    ================================
  Resource Class                                               (63,609)               --                --                --
====================================================   =================================    ================================
  Corporate Class                                              (97,084)               --                --                --
====================================================   =================================    ================================
     Total distributions from net realized gains            (1,260,964)               --                --                --
====================================================   =================================    ================================
     Decrease in net assets resulting from
       distributions                                      (196,748,081)     (273,024,426)      (82,322,206)     (146,639,849)
====================================================   =================================    ================================
Share transactions-net:

  Institutional Class                                    1,511,927,473     1,204,096,230       791,282,922      (483,324,430)
====================================================   =================================    ================================
  Private Investment Class                                (112,433,141)      278,127,382       (55,749,772)       80,511,634
====================================================   =================================    ================================
  Personal Investment Class                                (55,839,738)       82,207,300         4,971,686       (13,001,827)
====================================================   =================================    ================================
  Cash Management Class                                  1,914,828,701     1,475,831,081       221,188,024        73,952,886
====================================================   =================================    ================================
  Reserve Class                                              1,905,586       (63,953,928)       68,600,463        (4,939,814)
====================================================   =================================    ================================
  Resource Class                                           138,591,582        22,799,067        11,121,827         3,718,054
====================================================   =================================    ================================
  Corporate Class                                        1,498,812,417       446,267,839       205,655,296       289,049,310
====================================================   =================================    ================================
     Net increase (decrease) in net assets resulting
       from share transactions                           4,897,792,880     3,445,374,971     1,247,070,446       (54,034,187)
====================================================   =================================    ================================
     Net increase (decrease) in net assets               4,898,450,061     3,446,480,255     1,247,070,888       (54,000,452)
====================================================   =================================    ================================


NET ASSETS:

  Beginning of period                                    8,698,948,354     5,252,468,099     3,317,200,408     3,371,200,860
====================================================   =================================    ================================
  End of period*                                       $13,597,398,415    $8,698,948,354    $4,564,271,296    $3,317,200,408
====================================================   =================================    ================================
  * Includes accumulated undistributed net
     investment income                                 $       320,499    $      320,482    $      244,231    $      243,789
====================================================   =================================    ================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


25          SHORT-TERM INVESTMENTS TRUST

For the six months ended February 29, 2008 and the year ended August 31, 2007 (Unaudited)


                                                                                  GOVERNMENT
                                                                            TAXADVANTAGE PORTFOLIO
                                                                         ----------------------------
                                                                         FEBRUARY 29,     AUGUST 31,
                                                                             2008            2007
----------------------------------------------------------------------   ----------------------------

OPERATIONS:

  Net investment income                                                  $ 14,538,343    $ 19,334,777
======================================================================   ============================
  Net realized gain                                                             9,563             715
======================================================================   ============================
     Net increase in net assets resulting from operations                  14,547,906      19,335,492
======================================================================   ============================
Distributions to shareholders from net investment income:

  Institutional Class                                                      (9,938,537)     (9,372,684)
======================================================================   ============================
  Private Investment Class                                                   (867,668)     (2,356,207)
======================================================================   ============================
  Personal Investment Class                                                  (227,843)       (374,519)
======================================================================   ============================
  Cash Management Class                                                    (1,606,749)     (3,858,878)
======================================================================   ============================
  Reserve Class                                                              (233,221)       (508,313)
======================================================================   ============================
  Resource Class                                                           (1,491,632)     (2,864,255)
======================================================================   ============================
  Corporate Class                                                            (171,382)           (690)
======================================================================   ============================
     Total distributions from net investment income                       (14,537,032)    (19,335,546)
======================================================================   ============================
Distributions to shareholders from net realized gains:

  Institutional Class                                                              --              --
======================================================================   ============================
  Private Investment Class                                                         --              --
======================================================================   ============================
  Personal Investment Class                                                        --              --
======================================================================   ============================
  Cash Management Class                                                            --              --
======================================================================   ============================
  Reserve Class                                                                    --              --
======================================================================   ============================
  Resource Class                                                                   --              --
======================================================================   ============================
  Corporate Class                                                                  --              --
======================================================================   ============================
     Total distributions from net realized gains                                   --              --
======================================================================   ============================
     Decrease in net assets resulting from distributions                  (14,537,032)    (19,335,546)
======================================================================   ============================
Share transactions-net:

  Institutional Class                                                     369,349,125     241,352,014
======================================================================   ============================
  Private Investment Class                                                 (3,323,119)    (45,745,353)
======================================================================   ============================
  Personal Investment Class                                                 1,456,544       4,443,368
======================================================================   ============================
  Cash Management Class                                                   (45,832,331)     61,058,867
======================================================================   ============================
  Reserve Class                                                             3,312,767      11,505,791
======================================================================   ============================
  Resource Class                                                           48,119,114      27,368,724
======================================================================   ============================
  Corporate Class                                                          36,586,026             688
======================================================================   ============================
     Net increase (decrease) in net assets resulting from share
       transactions                                                       409,668,126     299,984,099
======================================================================   ============================
     Net increase (decrease) in net assets                                409,679,000     299,984,045
======================================================================   ============================


NET ASSETS:

  Beginning of period                                                     534,255,905     234,271,860
======================================================================   ============================
  End of period*                                                         $943,934,905    $534,255,905
======================================================================   ============================
  * Includes accumulated undistributed net investment income             $      4,636    $      3,325
======================================================================   ============================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


26          SHORT-TERM INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS

February 29, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers five separate portfolios, (each constituting a "Fund"). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio (collectively, the "Funds"). Each Fund currently offers multiple classes of shares. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such fund or class. The assets, liabilities and operations of each fund are accounted for separately. Information presented in these financial statements pertains only to the Funds.

  The investment objectives of the Funds are: to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio; and to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio.

  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATIONS -- The Funds' securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

        The Funds may periodically participate in litigation related to each Fund's investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund's investments. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the advisor.

        The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.


27          SHORT-TERM INVESTMENTS TRUST

I. RISKS INVOLVED IN INVESTING IN GOVERNMENT & AGENCY PORTFOLIO, GOVERNMENT TAXADVANTAGE PORTFOLIO AND TREASURY PORTFOLIO -- The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Funds are not guaranteed by the U.S. Government.

J. REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Advisor at an annual rate based on each Fund's average daily net assets as follows, respectively:

Liquid Assets Portfolio                                     0.15%
-----------------------------------------------------------------
STIC Prime Portfolio                                        0.15%
-----------------------------------------------------------------
Treasury Portfolio                                          0.15%
-----------------------------------------------------------------
Government & Agency Portfolio                               0.10%
-----------------------------------------------------------------




  Government TaxAdvantage Portfolio pays an advisory fee to the Advisor based on the annual rate of the Fund's average net assets as follows:

AVERAGE NET ASSETS                                           RATE
-----------------------------------------------------------------
First $250 million                                          0.20%
-----------------------------------------------------------------
Next $250 million                                           0.15%
-----------------------------------------------------------------
Over $500 million                                           0.10%
_________________________________________________________________
=================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Funds on March 28, 2008, to be effective as of May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Funds, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  Through at least June 30, 2008, the Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% for each Fund based on average daily net assets of such Fund, respectively. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items;
(v) expenses related to a merger or reorganization, as approved by the Funds' Board of Trustees; and (vi) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Funds may benefit are in the form of credits that the Funds may receive from banks where the Funds or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Funds.

  For the six months ended February 29, 2008, the Advisor waived advisory fees and/or reimbursed expenses in the following amounts:

Liquid Assets Portfolio                                   $6,977,285
--------------------------------------------------------------------
STIC Prime Portfolio                                       2,411,369
--------------------------------------------------------------------
Treasury Portfolio                                         3,055,731
--------------------------------------------------------------------
Government & Agency Portfolio                                430,296
--------------------------------------------------------------------
Government TaxAdvantage Portfolio                            398,106
--------------------------------------------------------------------




  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which each Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 29, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.


28          SHORT-TERM INVESTMENTS TRUST

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which each Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 29, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  Under the terms of a master distribution agreement between Invesco Aim Distributors, Inc. ("IADI") and the Trust, IADI acts as the exclusive distributor of each Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

  PRIVATE      PERSONAL        CASH
INVESTMENT    INVESTMENT    MANAGEMENT    RESERVE    RESOURCE    CORPORATE
--------------------------------------------------------------------------
   0.50%         0.75%         0.10%        1.00%      0.20%        0.03%
--------------------------------------------------------------------------




  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA"), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.

  IADI has contractually agreed through at least June 30, 2008, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate shown below of average daily assets.

                                           PRIVATE       PERSONAL         CASH
                                         INVESTMENT     INVESTMENT     MANAGEMENT     RESERVE     RESOURCE     CORPORATE
------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                     0.30%          0.55%          0.08%         0.87%       0.20%         0.03%
------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                        0.30%          0.55%          0.08%         0.87%       0.16%         0.03%
------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                          0.30%          0.55%          0.08%         0.87%       0.16%         0.03%
------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio               0.30%          0.55%          0.08%         0.87%       0.16%         0.03%
------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio           0.25%          0.55%          0.08%         0.87%       0.16%         0.03%
------------------------------------------------------------------------------------------------------------------------




  Pursuant to the agreement above, for the six months ended February 29, 2008 IADI waived Plan fees of:

                                           PRIVATE       PERSONAL         CASH
                                         INVESTMENT     INVESTMENT     MANAGEMENT     RESERVE     RESOURCE     CORPORATE
------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                  $  940,528      $ 78,676       $284,086      $22,167          N/A        N/A
------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                        695,141       434,864        170,288       25,796      109,651        N/A
------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                        1,031,124       397,263        403,612       47,617       92,179        N/A
------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio               556,065        37,974         95,157       40,175       57,354        N/A
------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio            53,460        12,421          7,559        9,113       15,193        N/A
------------------------------------------------------------------------------------------------------------------------




  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

Each Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 29, 2008, Liquid Assets Portfolio engaged in securities sales of $5,560,960, which resulted in net realized gains of $0, and securities purchases of $184,684,599.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

  During the six months ended February 29, 2008, the Funds paid legal fees of $20,952 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


29          SHORT-TERM INVESTMENTS TRUST

NOTE 5--BORROWINGS

The Funds are permitted to temporarily carry a negative or overdrawn balance in their accounts with The Bank of New York Mellon, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Funds below had a capital loss carryforward as of August 31, 2007 which expires as follows:

                                        CAPITAL LOSS CARRYFORWARD*
----------------------------------------------------------------------------------------------------------
                                                                       2011         2013           TOTAL
----------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                               $   --     $1,042,278     $1,042,278
----------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                   1,014          2,919          3,933
----------------------------------------------------------------------------------------------------------



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.


30          SHORT-TERM INVESTMENTS TRUST

NOTE 7--SHARE INFORMATION

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

LIQUID ASSETS PORTFOLIO


                                                   CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------------------
                                                            SIX MONTHS ENDED                              YEAR ENDED
                                                          FEBRUARY 29, 2008(a)                          AUGUST 31, 2007
                                                 --------------------------------------     --------------------------------------
                                                      SHARES                AMOUNT               SHARES                AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                             123,591,763,767     $ 123,591,763,767      238,934,200,537     $ 238,934,200,537
----------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                         10,819,301,608        10,819,301,608       19,597,812,083        19,597,812,083
----------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                           249,761,939           249,761,939          456,768,244           456,768,244
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                            12,901,750,691        12,901,750,691       35,299,025,326        35,299,025,326
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                       187,912,198           187,912,198          374,465,191           374,465,191
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                    2,364,091,472         2,364,091,472        8,687,259,809         8,687,259,809
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                   6,706,564,663         6,706,564,663       10,734,821,522        10,734,821,522
==================================================================================================================================

Issued as reinvestment of dividends:
  Institutional Class                                 189,682,113           189,682,113          398,026,805           398,026,805
----------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              8,981,799             8,981,799           26,789,852            26,789,852
----------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             1,320,694             1,320,694            2,199,469             2,199,469
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                47,438,724            47,438,724          100,581,216           100,581,216
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           693,515               693,515            1,225,585             1,225,585
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       19,999,378            19,999,378           51,847,804            51,847,804
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                       3,488,878             3,488,878            2,785,427             2,785,427
==================================================================================================================================

Reacquired:
  Institutional Class                            (122,711,423,916)     (122,711,423,916)    (236,309,652,994)     (236,309,652,994)
----------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                        (10,728,392,727)      (10,728,392,727)     (19,719,524,330)      (19,719,524,330)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                          (243,068,937)         (243,068,937)        (441,997,161)         (441,997,161)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                           (13,524,408,704)      (13,524,408,704)     (34,715,613,311)      (34,715,613,311)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                      (201,188,151)         (201,188,151)        (353,870,885)         (353,870,885)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                   (2,621,733,241)       (2,621,733,241)      (8,699,707,194)       (8,699,707,194)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                  (6,125,432,415)       (6,125,432,415)     (10,158,029,982)      (10,158,029,982)
==================================================================================================================================
                                                      937,103,348     $     937,103,348        4,269,413,013     $   4,269,413,013
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 17% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim, and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim, and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, 7% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco Aim.


31          SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                  CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------------
                                                              SIX MONTHS ENDED                           YEAR ENDED
                                                            FEBRUARY 29, 2008(a)                       AUGUST 31, 2007
                                                     ----------------------------------     ------------------------------------
                                                         SHARES              AMOUNT              SHARES              AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 9,486,426,262     $ 9,486,426,262      21,624,735,483     $ 21,624,735,483
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                            3,465,407,835       3,465,407,835       7,250,510,857        7,250,510,857
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                           2,839,705,146       2,839,705,146       4,914,606,658        4,914,606,658
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                               3,056,200,333       3,056,200,333       8,593,210,897        8,593,210,897
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         325,230,336         325,230,336         508,830,773          508,830,773
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        914,272,566         914,272,566       2,359,442,697        2,359,442,697
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     1,058,014,599       1,058,014,599       4,814,045,807        4,814,045,807
================================================================================================================================

Issued as reinvestment of dividends:
  Institutional Class                                    24,749,963          24,749,963          52,426,118           52,426,118
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                9,988,856           9,988,856          18,298,133           18,298,133
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               7,279,323           7,279,323          11,345,449           11,345,449
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  28,373,447          28,373,447          59,059,766           59,059,766
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             192,541             192,541           1,409,689            1,409,689
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          6,634,568           6,634,568          12,282,460           12,282,460
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                         6,646,833           6,646,833          13,231,922           13,231,922
================================================================================================================================

Reacquired:
  Institutional Class                                (8,361,530,592)     (8,361,530,592)    (22,921,511,521)     (22,921,511,521)
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                           (3,339,237,329)     (3,339,237,329)     (7,227,292,488)      (7,227,292,488)
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                          (2,807,547,660)     (2,807,547,660)     (4,815,205,809)      (4,815,205,809)
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                              (3,609,868,015)     (3,609,868,015)     (7,884,703,581)      (7,884,703,581)
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                        (238,284,549)       (238,284,549)       (535,180,810)        (535,180,810)
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       (971,501,308)       (971,501,308)     (2,126,823,955)      (2,126,823,955)
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                    (1,405,783,164)     (1,405,783,164)     (4,736,525,473)      (4,736,525,473)
================================================================================================================================
                                                        495,369,991     $   495,369,991         (13,806,928)    $    (13,806,928)
________________________________________________________________________________________________________________________________
================================================================================================================================



(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and that owns 14% of the outstanding shares of the Fund. IADI has an agreement with this entity to sell Fund shares. The Fund, Invesco Aim, and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco Aim, and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially. In addition, 10% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco Aim.


32          SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO


                                                  CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS ENDED                            YEAR ENDED
                                                           FEBRUARY 29, 2008(a)                        AUGUST 31, 2007
                                                   ------------------------------------     ------------------------------------
                                                        SHARES              AMOUNT               SHARES              AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                               14,277,538,498     $ 14,277,538,498      12,170,370,433     $ 12,170,370,433
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                           6,430,416,732        6,430,416,732      11,768,966,288       11,768,966,288
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                          1,951,191,820        1,951,191,820       3,296,804,616        3,296,804,616
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                             16,733,554,156       16,733,554,156      15,602,939,433       15,602,939,433
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                        168,651,466          168,651,466         679,380,067          679,380,067
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                     1,220,530,557        1,220,530,557       2,305,324,643        2,305,324,643
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                    5,057,535,535        5,057,535,535       1,026,789,860        1,026,789,860
================================================================================================================================

Issued as reinvestment of dividends:
  Institutional Class                                   15,909,566           15,909,566          24,718,278           24,718,278
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               4,300,377            4,300,377           8,103,797            8,103,797
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              6,155,849            6,155,849          12,643,517           12,643,517
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 40,825,200           40,825,200          14,516,711           14,516,711
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            695,321              695,321           2,933,321            2,933,321
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         5,896,374            5,896,374          11,141,233           11,141,233
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                       13,293,024           13,293,024           2,732,685            2,732,685
================================================================================================================================

Reacquired:
  Institutional Class                              (12,781,520,591)     (12,781,520,591)    (10,990,992,481)     (10,990,992,481)
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                          (6,547,150,250)      (6,547,150,250)    (11,498,942,703)     (11,498,942,703)
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                         (2,013,187,407)      (2,013,187,407)     (3,227,240,833)      (3,227,240,833)
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                            (14,859,550,655)     (14,859,550,655)    (14,141,625,063)     (14,141,625,063)
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                       (167,441,201)        (167,441,201)       (746,267,316)        (746,267,316)
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                    (1,087,835,349)      (1,087,835,349)     (2,293,666,809)      (2,293,666,809)
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                   (3,572,016,142)      (3,572,016,142)       (583,254,706)        (583,254,706)
================================================================================================================================
                                                     4,897,792,880     $  4,897,792,880       3,445,374,971     $  3,445,374,971
________________________________________________________________________________________________________________________________
================================================================================================================================



(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and that owns 8% of the outstanding shares of the Fund. IADI has an agreement with this entity to sell Fund shares. The Fund, Invesco Aim, and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco Aim, and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.


33          SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                  CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS ENDED                            YEAR ENDED
                                                           FEBRUARY 29, 2008(a)                        AUGUST 31, 2007
                                                   ------------------------------------     ------------------------------------
                                                        SHARES              AMOUNT               SHARES              AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                               16,407,481,530     $ 16,407,481,530      13,312,544,749     $ 13,312,544,749
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                           1,507,528,862        1,507,528,862       3,477,066,272        3,477,066,272
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                            147,882,438          147,882,438         273,507,552          273,507,552
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                              3,202,241,558        3,202,241,558       5,181,233,587        5,181,233,587
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                        242,511,046          242,511,046         224,069,435          224,069,435
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       816,086,961          816,086,961       1,846,951,288        1,846,951,288
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                    4,234,584,601        4,234,584,601       1,656,210,462        1,656,210,462
================================================================================================================================

Issued as reinvestment of dividends:
  Institutional Class                                   19,418,540           19,418,540          39,124,555           39,124,555
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               6,162,605            6,162,605          15,207,056           15,207,056
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                229,170              229,170             264,646              264,646
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 19,513,583           19,513,583          30,497,618           30,497,618
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            726,136              726,136             926,390              926,390
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         4,151,640            4,151,640           9,705,455            9,705,455
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                        6,832,474            6,832,474           2,841,659            2,841,659
================================================================================================================================

Reacquired:
  Institutional Class                              (15,635,617,148)     (15,635,617,148)    (13,834,993,734)     (13,834,993,734)
--------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                          (1,569,441,239)      (1,569,441,239)     (3,411,761,694)      (3,411,761,694)
--------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                           (143,139,922)        (143,139,922)       (286,774,025)        (286,774,025)
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                             (3,000,567,117)      (3,000,567,117)     (5,137,778,319)      (5,137,778,319)
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                       (174,636,719)        (174,636,719)       (229,935,639)        (229,935,639)
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (809,116,774)        (809,116,774)     (1,852,938,689)      (1,852,938,689)
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                   (4,035,761,779)      (4,035,761,779)     (1,370,002,811)      (1,370,002,811)
================================================================================================================================
                                                     1,247,070,446     $  1,247,070,446         (54,034,187)    $    (54,034,187)
________________________________________________________________________________________________________________________________
================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 12% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim, and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim, and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


34          SHORT-TERM INVESTMENTS TRUST

GOVERNMENT TAXADVANTAGE PORTFOLIO


                                                 CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS ENDED                          YEAR ENDED
                                                             FEBRUARY 29, 2008(a)                      AUGUST 31, 2007
                                                      ----------------------------------     ----------------------------------
                                                          SHARES              AMOUNT             SHARES              AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                  2,724,088,259     $ 2,724,088,259      4,138,948,149     $ 4,138,948,149
-------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               209,917,970         209,917,970        287,413,419         287,413,419
-------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               75,110,303          75,110,303         38,897,026          38,897,026
-------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   79,786,480          79,786,480        236,788,574         236,788,574
-------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           42,058,128          42,058,128         46,456,948          46,456,948
-------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         115,595,729         115,595,729        196,800,480         196,800,480
-------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                         36,500,000          36,500,000             13,619              13,619
===============================================================================================================================

Issued as reinvestment of dividends:
  Institutional Class                                      8,996,289           8,996,289          7,250,151           7,250,151
-------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   419,431             419,431            753,849             753,849
-------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    4,559               4,559              9,897               9,897
-------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    1,806,661           1,806,661          3,529,807           3,529,807
-------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                5,232               5,232              9,423               9,423
-------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           1,242,694           1,242,694          2,129,670           2,129,670
-------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                             86,026              86,026                688                 688
===============================================================================================================================

Reacquired:
  Institutional Class                                 (2,363,735,423)     (2,363,735,423)    (3,904,846,286)     (3,904,846,286)
-------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (213,660,520)       (213,660,520)      (333,912,621)       (333,912,621)
-------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              (73,658,318)        (73,658,318)       (34,463,555)        (34,463,555)
-------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (127,425,472)       (127,425,472)      (179,259,514)       (179,259,514)
-------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          (38,750,593)        (38,750,593)       (34,960,580)        (34,960,580)
-------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         (68,719,309)        (68,719,309)      (171,561,426)       (171,561,426)
-------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                 --                  --            (13,619)            (13,619)
===============================================================================================================================
                                                         409,668,126     $   409,668,126        299,984,099     $   299,984,099
_______________________________________________________________________________________________________________________________
===============================================================================================================================



(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and that owns 28% of the outstanding shares of the Fund. IADI has an agreement with this entity to sell Fund shares. The Fund, Invesco Aim, and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco Aim, and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.




35          SHORT-TERM INVESTMENTS TRUST

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

LIQUID ASSETS PORTFOLIO


                                                                               RESOURCE CLASS
                                          ---------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED                            YEAR ENDED AUGUST 31,
                                            FEBRUARY 29,       ------------------------------------------------------------------
                                                2008              2007           2006          2005         2004          2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $   1.00         $     1.00     $     1.00     $   1.00     $   1.00     $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                           0.02               0.05           0.04         0.02         0.01           0.01
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
     (both realized and unrealized)               0.00               0.00           0.00         0.00        (0.00)          0.00
=================================================================================================================================
     Total from investment operations             0.02               0.05           0.04         0.02         0.01           0.01
=================================================================================================================================
Less distributions:
  Dividends from net investment income           (0.02)             (0.05)         (0.04)       (0.02)       (0.01)         (0.01)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains          (0.00)                --          (0.00)          --           --             --
=================================================================================================================================
     Total distributions                         (0.02)             (0.05)         (0.04)       (0.02)       (0.01)         (0.01)
=================================================================================================================================
Net asset value, end of period                $   1.00         $     1.00     $     1.00     $   1.00     $   1.00     $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                   2.27%              5.16%          4.36%        2.29%        0.85%          1.12%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                    $890,921         $1,128,499     $1,089,107     $902,832     $952,193     $1,239,380
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
     reimbursements                               0.32%(b)           0.32%          0.32%        0.32%        0.32%          0.31%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                               0.38%(b)           0.38%          0.38%        0.39%        0.38%          0.37%
=================================================================================================================================
Ratio of net investment income to
  average net assets                              4.51%(b)           5.05%          4.30%        2.24%        0.84%          1.14%
_________________________________________________________________________________________________________________________________
=================================================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $925,098,728.

STIC PRIME PORTFOLIO


                                                                             RESOURCE CLASS
                                            --------------------------------------------------------------------------------
                                            SIX MONTHS ENDED                        YEAR ENDED AUGUST 31,
                                              FEBRUARY 29,       -----------------------------------------------------------
                                                  2008             2007         2006         2005         2004         2003
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $   1.00         $   1.00     $   1.00     $   1.00     $   1.00     $  1.00
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                             0.02             0.05         0.04         0.02         0.01        0.01
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                       0.00               --           --           --        (0.00)         --
============================================================================================================================
     Total from investment operations               0.02             0.05         0.04         0.02         0.01        0.01
============================================================================================================================
Less dividends from net investment income          (0.02)           (0.05)       (0.04)       (0.02)       (0.01)      (0.01)
============================================================================================================================
Net asset value, end of period                  $   1.00         $   1.00     $   1.00     $   1.00     $   1.00     $  1.00
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(a)                                     2.24%            5.21%        4.42%        2.35%        0.86%       1.11%
____________________________________________________________________________________________________________________________
============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)        $519,633         $570,226     $325,328     $271,872     $151,783     $88,259
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                 0.28%(b)         0.28%        0.28%        0.28%        0.28%       0.26%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                 0.39%(b)         0.39%        0.39%        0.39%        0.39%       0.38%
============================================================================================================================
Ratio of net investment income to average
  net assets                                        4.43%(b)         5.09%        4.37%        2.32%        0.85%       1.12%
____________________________________________________________________________________________________________________________
============================================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $551,265,207.


36          SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO


                                                                              RESOURCE CLASS
                                            ---------------------------------------------------------------------------------
                                            SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                              FEBRUARY 29,       ------------------------------------------------------------
                                                  2008             2007         2006         2005         2004         2003
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $   1.00         $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                             0.02             0.05         0.04         0.02         0.01         0.01
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                       0.00             0.00         0.00         0.00         0.00        (0.00)
=============================================================================================================================
     Total from investment operations               0.02             0.05         0.04         0.02         0.01         0.01
=============================================================================================================================
Less distributions:
  Dividends from net investment income             (0.02)           (0.05)       (0.04)       (0.02)       (0.01)       (0.01)
-----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains            (0.00)              --           --        (0.00)       (0.00)          --
=============================================================================================================================
     Total distributions                           (0.02)           (0.05)       (0.04)       (0.02)       (0.01)       (0.01)
=============================================================================================================================
Net asset value, end of period                  $   1.00         $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(a)                                     1.87%            5.00%        4.21%        2.21%        0.82%        1.12%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)        $514,359         $375,750     $352,874     $301,176     $337,798     $624,053
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                 0.28%(b)         0.28%        0.28%        0.28%        0.28%        0.27%
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                 0.38%(b)         0.39%        0.40%        0.40%        0.39%        0.39%
=============================================================================================================================
Ratio of net investment income to average
  net assets                                        3.60%(b)         4.87%        4.11%        2.17%        0.79%        1.11%
_____________________________________________________________________________________________________________________________
=============================================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $463,427,207.

GOVERNMENT & AGENCY PORTFOLIO


                                                                              RESOURCE CLASS
                                            ---------------------------------------------------------------------------------
                                            SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                              FEBRUARY 29,       ------------------------------------------------------------
                                                  2008             2007         2006         2005         2004         2003
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $   1.00         $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                             0.02             0.05         0.04         0.02         0.01         0.01
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                         --             0.00        (0.00)       (0.00)       (0.00)        0.00
=============================================================================================================================
     Total from investment operations               0.02             0.05         0.04         0.02         0.01         0.01
=============================================================================================================================
Less dividends from net investment income          (0.02)           (0.05)       (0.04)       (0.02)       (0.01)       (0.01)
=============================================================================================================================
Net asset value, end of period                  $   1.00         $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(a)                                     2.13%            5.14%        4.32%        2.28%        0.87%        1.13%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)        $308,684         $297,561     $293,839     $230,735     $387,168     $371,428
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                 0.28%(b)         0.28%        0.28%        0.28%        0.28%        0.28%
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                 0.34%(b)         0.35%        0.36%        0.37%        0.35%        0.35%
=============================================================================================================================
Ratio of net investment income to average
  net assets                                        4.19%(b)         5.02%        4.29%        2.26%        0.87%        1.12%
_____________________________________________________________________________________________________________________________
=============================================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $288,345,498.


37          SHORT-TERM INVESTMENTS TRUST

GOVERNMENT TAXADVANTAGE PORTFOLIO


                                                                              RESOURCE CLASS
                                               ---------------------------------------------------------------------------
                                               SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                                 FEBRUARY 29,       ------------------------------------------------------
                                                     2008             2007        2006       2005        2004        2003
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $   1.00         $  1.00     $  1.00     $ 1.00     $  1.00     $  1.00
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                0.02            0.05        0.04       0.02        0.01        0.01
--------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and
     unrealized)                                       0.00            0.00        0.00       0.00        0.00        0.00
==========================================================================================================================
     Total from investment operations                  0.02            0.05        0.04       0.02        0.01        0.01
==========================================================================================================================
Less distributions:
  Dividends from net investment income                (0.02)          (0.05)      (0.04)     (0.02)      (0.01)      (0.01)
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                  --              --          --         --       (0.00)      (0.00)
==========================================================================================================================
     Total distributions                              (0.02)          (0.05)      (0.04)     (0.02)      (0.01)      (0.01)
==========================================================================================================================
Net asset value, end of period                     $   1.00         $  1.00     $  1.00     $ 1.00     $  1.00     $  1.00
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(a)                                        2.05%           5.04%       4.24%      2.22%       0.83%       1.08%
__________________________________________________________________________________________________________________________
==========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)           $101,348         $53,228     $25,859     $6,906     $10,557     $15,236
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                    0.28%(b)        0.28%       0.28%      0.28%       0.28%       0.29%
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                    0.43%(b)        0.50%       0.57%      0.61%       0.53%       0.53%
==========================================================================================================================
Ratio of net investment income to average
  net assets                                           4.03%(b)        4.92%       4.15%      2.24%       0.82%       1.05%
__________________________________________________________________________________________________________________________
==========================================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $76,382,198.



38          SHORT-TERM INVESTMENTS TRUST

NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES



  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim -- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more Invesco Aim
Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


39          SHORT-TERM INVESTMENTS TRUST

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder in the Resource Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2007, through February 29, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


--------------------------------------------------------------------------------------------------------------
                                                                               HYPOTHETICAL
                                                                         (5% ANNUAL RETURN BEFORE
                                                      ACTUAL                     EXPENSES)
                                            ------------------------------------------------------
                               BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                             ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
       RESOURCE CLASS          (09/01/07)   (02/29/08)(1)   PERIOD(2)     (02/29/08)    PERIOD(2)      RATIO
--------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio        $1,000.00      $1,022.70       $1.61       $1,023.27       $1.61        0.32%
--------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio            1,000.00       1,022.40        1.41        1,023.47        1.41        0.28
--------------------------------------------------------------------------------------------------------------
Treasury Portfolio              1,000.00       1,018.70        1.41        1,023.47        1.41        0.28
--------------------------------------------------------------------------------------------------------------
Government & Agency
Portfolio                       1,000.00       1,021.30        1.41        1,023.47        1.41        0.28
--------------------------------------------------------------------------------------------------------------
Government TaxAdvantage
Portfolio                       1,000.00       1,020.50        1.41        1,023.47        1.41        0.28
--------------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Funds for the period September 1, 2007, through February 29, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to each Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


40          SHORT-TERM INVESTMENTS TRUST

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Funds provide a complete list of their holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Funds' semiannual and annual reports to shareholders. For the first and third quarters, the Funds file the list with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. Qualified persons, including beneficial owners of the Funds' shares and prospective investors, may obtain access to the Web site by calling the distributor at 800-659-1005 and selecting option 2. To locate each Fund's portfolio holdings information, access the Fund's overview page. Links to each Fund's complete quarterly holdings will be available on this Web page. Shareholders can also look up each Fund's Form N-Q filings on the SEC Web site, sec.gov. Each Fund's Form N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Funds are 811-02729 and 002-58287.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the Invesco Aim Web site, invescoaim.com. On the home page, scroll down and click on "Proxy Policy." The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to invescoaim.com, access the "About Us" tab, click on "Required Notices" and then click on "Proxy Voting Activity." Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.

Invesco Aim--SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc., Invesco Global Asset Management (N.A.), Inc., AIM Funds Management Inc. (DBA AIM Trimark Investments), Invesco Asset Management (Japan) Ltd. and Invesco Hong Kong Ltd. are affiliated investment advisors that serve as the subadvisor for some of the products and services represented by Invesco Aim. AIM Funds Management Inc. anticipates changing its name to Invesco Trimark Investment Management Inc. (DBA Invesco Trimark) on or prior to Dec. 31, 2008. Invesco Aim Distributors, Inc. is the distributor for the retail mutual funds, exchange-traded funds and U.S. institutional money market funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

                               [Invesco Aim LOGO]
                                - SERVICE MARK -

invescoaim.com                  STIT-SAR-4        Invesco Aim Distributors, Inc.

ITEM 2.  CODE OF ETHICS.

            There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

            Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

            Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

            Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

            Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

            Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

            Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

            None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of March 18, 2008, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 18, 2008, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a)(1)    Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)    Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Short-Term Investments Trust

By:  /s/ Karen Dunn Kelley
     ------------------------------------------------
         Karen Dunn Kelley
         Principal Executive Officer

Date:  May 8, 2008


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:  /s/ Karen Dunn Kelley
     ------------------------------------------------
         Karen Dunn Kelley
         Principal Executive Officer

Date:  May 8, 2008


By:   /s/ Sidney M. Dilgren
     ------------------------------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date:    May 8, 2008

                                  EXHIBIT INDEX


12(a)(1)    Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)    Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.